Nationwide Destination 2025 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 88.7%
Shares Value ($)
Alternative Assets 5.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 932,315 8,782,407
Total Alternative Assets
(cost $9,159,183) 8,782,407
Equity Funds 39.5%
Nationwide International Index
Fund, Class R6(a) 1,786,348 14,719,507
Nationwide Mid Cap Market
Index Fund, Class R6(a) 236,393 3,850,837
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,208,847 48,948,890
Nationwide Small Cap Index
Fund, Class R6(a) 78,846 864,941
Total Equity Funds
(cost $55,417,852) 68,384,175
Fixed Income Funds 44.1%
Nationwide Bond Portfolio, Class
R6(a) 7,777,565 67,275,934
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 981,935 9,053,438
Total Fixed Income Funds
(cost $86,258,561) 76,329,372
Total Investment Companies
(cost $150,835,596) 153,495,954
Exchange Traded Funds 4.9%
Shares Value ($)
Equity Fund 3.0%
iShares Core MSCI Emerging
Markets ETF 102,031 5,190,317
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 30,057 3,221,208
Total Exchange Traded Funds
(cost $9,009,338) 8,411,525
Short-Term Investment 6.7%
Money Market Fund 6.7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 11,665,881 11,665,881
Total Short-Term Investment
(cost $11,665,881)
11,665,881
Total Investments
(cost $171,510,815) — 100.3% 173,573,360
Liabilities in excess of other assets — (0.3)% (473,712)
NET ASSETS — 100.0% $ 173,099,648
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2025 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
The following table provides a su mmary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,411,525 $ – $ – $ 8,411,525
Investment Companies 153,495,954 – – 153,495,954
Short-Term Investment 11,665,881 – – 11,665,881
Total $ 173,573,360 $ – $ – $ 173,573,360
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 90.6%
Shares Value ($)
Alternative Assets 3.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 759,924 7,158,486
Total Alternative Assets
(cost $7,541,682) 7,158,486
Equity Funds 54.2%
Nationwide International Index
Fund, Class R6(a) 2,778,224 22,892,568
Nationwide Mid Cap Market
Index Fund, Class R6(a) 422,943 6,889,735
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,515,301 75,772,945
Nationwide Small Cap Index
Fund, Class R6(a) 327,287 3,590,339
Total Equity Funds
(cost $90,423,002) 109,145,587
Fixed Income Funds 32.8%
Nationwide Bond Portfolio, Class
R6(a) 7,106,860 61,474,339
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 495,350 4,567,127
Total Fixed Income Funds
(cost $74,670,040) 66,041,466
Total Investment Companies
(cost $172,634,724) 182,345,539
Exchange Traded Funds 5.9%
Shares Value ($)
Equity Fund 4.4%
iShares Core MSCI Emerging
Markets ETF 176,100 8,958,207
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 27,552 2,952,748
Total Exchange Traded Funds
(cost $12,534,851) 11,910,955
Short-Term Investment 3.7%
Money Market Fund 3.7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 7,391,046 7,391,046
Total Short-Term Investment
(cost $7,391,046)
7,391,046
Total Investments
(cost $192,560,621) — 100.2% 201,647,540
Liabilities in excess of other assets — (0.2)% (366,967)
NET ASSETS — 100.0% $ 201,280,573
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2030 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,910,955 $ – $ – $ 11,910,955
Investment Companies 182,345,539 – – 182,345,539
Short-Term Investment 7,391,046 – – 7,391,046
Total $ 201,647,540 $ – $ – $ 201,647,540
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 91.6%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 492,607 4,640,356
Total Alternative Assets
(cost $4,935,796) 4,640,356
Equity Funds 65.2%
Nationwide International Index
Fund, Class R6(a) 2,954,488 24,344,980
Nationwide Mid Cap Market
Index Fund, Class R6(a) 528,994 8,617,314
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,005,400 81,472,803
Nationwide Small Cap Index
Fund, Class R6(a) 447,783 4,912,176
Total Equity Funds
(cost $100,486,371) 119,347,273
Fixed Income Funds 23.9%
Nationwide Bond Portfolio, Class
R6(a) 4,873,489 42,155,676
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 180,984 1,668,669
Total Fixed Income Funds
(cost $49,346,104) 43,824,345
Total Investment Companies
(cost $154,768,271) 167,811,974
Exchange Traded Funds 6.8%
Shares Value ($)
Equity Fund 5.6%
iShares Core MSCI Emerging
Markets ETF 201,718 10,261,395
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 19,877 2,130,218
Total Exchange Traded Funds
(cost $12,856,235) 12,391,613
Short-Term Investment 1.8%
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 3,219,094 3,219,094
Total Short-Term Investment
(cost $3,219,094)
3,219,094
Total Investments
(cost $170,843,600) — 100.2% 183,422,681
Liabilities in excess of other assets — (0.2)% (287,979)
NET ASSETS — 100.0% $ 183,134,702
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,391,613 $ – $ – $ 12,391,613
Investment Companies 167,811,974 – – 167,811,974
Short-Term Investment 3,219,094 – – 3,219,094
Total $ 183,422,681 $ – $ – $ 183,422,681
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2040 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
Investment Companies 91.9%
Shares Value ($)
Alternative Assets 1.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 282,090 2,657,288
Total Alternative Assets
(cost $2,788,366) 2,657,288
Equity Funds 74.3%
Nationwide International Index
Fund, Class R6(a) 3,093,447 25,490,002
Nationwide Mid Cap Market
Index Fund, Class R6(a) 592,165 9,646,361
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,136,926 83,002,451
Nationwide Small Cap Index
Fund, Class R6(a) 429,575 4,712,434
Total Equity Funds
(cost $104,639,424) 122,851,248
Fixed Income Funds 16.0%
Nationwide Bond Portfolio, Class
R6(a) 3,019,516 26,118,817
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 42,925 395,765
Total Fixed Income Funds
(cost $29,829,290) 26,514,582
Total Investment Companies
(cost $137,257,080) 152,023,118
Exchange Traded Funds 7.4%
Shares Value ($)
Equity Fund 6.4%
iShares Core MSCI Emerging
Markets ETF 208,064 10,584,216
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 15,861 1,699,823
Total Exchange Traded Funds
(cost $12,642,410) 12,284,039
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 1,459,007 1,459,007
Total Short-Term Investment
(cost $1,459,007)
1,459,007
Total Investments
(cost $151,358,497) — 100.2% 165,766,164
Liabilities in excess of other assets — (0.2)% (388,249)
NET ASSETS — 100.0% $ 165,377,915
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2040 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2040 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,284,039 $ – $ – $ 12,284,039
Investment Companies 152,023,118 – – 152,023,118
Short-Term Investment 1,459,007 – – 1,459,007
Total $ 165,766,164 $ – $ – $ 165,766,164
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 91.9%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 107,054 1,008,452
Total Alternative Assets
(cost $1,072,146) 1,008,452
Equity Funds 79.4%
Nationwide International Index
Fund, Class R6(a) 2,919,271 24,054,793
Nationwide Mid Cap Market
Index Fund, Class R6(a) 587,573 9,571,557
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,588,882 76,628,695
Nationwide Small Cap Index
Fund, Class R6(a) 383,432 4,206,246
Total Equity Funds
(cost $97,871,126) 114,461,291
Fixed Income Fund 11.8%
Nationwide Bond Portfolio, Class
R6(a) 1,968,406 17,026,713
Total Fixed Income Funds
(cost $19,145,106) 17,026,713
Total Investment Companies
(cost $118,088,378) 132,496,456
Exchange Traded Funds 7.9%
Shares Value ($)
Equity Fund 6.8%
iShares Core MSCI Emerging
Markets ETF 193,243 9,830,272
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 14,442 1,547,749
Total Exchange Traded Funds
(cost $11,723,474) 11,378,021
Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 745,518 745,518
Total Short-Term Investment
(cost $745,518)
745,518
Total Investments
(cost $130,557,370) — 100.3% 144,619,995
Liabilities in excess of other assets — (0.3)% (463,871)
NET ASSETS — 100.0% $ 144,156,124
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination 2045 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,378,021 $ – $ – $ 11,378,021
Investment Companies 132,496,456 – – 132,496,456
Short-Term Investment 745,518 – – 745,518
Total $ 144,619,995 $ – $ – $ 144,619,995
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 91.7%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 20,528 193,375
Total Alternative Assets
(cost $202,166) 193,375
Equity Funds 82.2%
Nationwide International Index
Fund, Class R6(a) 2,874,504 23,685,913
Nationwide Mid Cap Market
Index Fund, Class R6(a) 598,560 9,750,550
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,437,141 74,863,952
Nationwide Small Cap Index
Fund, Class R6(a) 372,803 4,089,647
Total Equity Funds
(cost $97,792,849) 112,390,062
Fixed Income Fund 9.4%
Nationwide Bond Portfolio, Class
R6(a) 1,490,183 12,890,084
Total Fixed Income Funds
(cost $14,473,378) 12,890,084
Total Investment Companies
(cost $112,468,393) 125,473,521
Exchange Traded Funds 8.3%
Shares Value ($)
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 191,997 9,766,887
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 14,362 1,539,176
Total Exchange Traded Funds
(cost $11,547,036) 11,306,063
Total Investments
(cost $124,015,429) — 100.0% 136,779,584
Liabilities in excess of other assets — 0.0%
†
(34,816)
NET ASSETS — 100.0% $ 136,744,768
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,306,063 $ – $ – $ 11,306,063
Investment Companies 125,473,521 – – 125,473,521
Total $ 136,779,584 $ – $ – $ 136,779,584
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 91.7%
Shares Value ($)
Equity Funds 83.9%
Nationwide International Index
Fund, Class R6(a) 1,847,680 15,224,883
Nationwide Mid Cap Market
Index Fund, Class R6(a) 394,221 6,421,856
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,072,775 47,366,369
Nationwide Small Cap Index
Fund, Class R6(a) 241,682 2,651,247
Total Equity Funds
(cost $62,824,345) 71,664,355
Fixed Income Fund 7.8%
Nationwide Bond Portfolio, Class
R6(a) 774,097 6,695,943
Total Fixed Income Funds
(cost $7,477,378) 6,695,943
Total Investment Companies
(cost $70,301,723) 78,360,298
Exchange Traded Funds 8.3%
Shares Value ($)
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 121,722 6,191,998
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 8,815 944,704
Total Exchange Traded Funds
(cost $7,239,206) 7,136,702
Total Investments
(cost $77,540,929) — 100.0% 85,497,000
Liabilities in excess of other assets — 0.0%
†
(36,212)
NET ASSETS — 100.0% $ 85,460,788
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,136,702 $ – $ – $ 7,136,702
Investment Companies 78,360,298 – – 78,360,298
Total $ 85,497,000 $ – $ – $ 85,497,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91.7%
Shares Value ($)
Equity Funds 84.7%
Nationwide International Index
Fund, Class R6(a) 812,303 6,693,380
Nationwide Mid Cap Market
Index Fund, Class R6(a) 187,039 3,046,873
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,828,903 21,270,141
Nationwide Small Cap Index
Fund, Class R6(a) 111,125 1,219,046
Total Equity Funds
(cost $28,619,833) 32,229,440
Fixed Income Fund 7.0%
Nationwide Bond Portfolio, Class
R6(a) 305,272 2,640,604
Total Fixed Income Funds
(cost $2,921,115) 2,640,604
Total Investment Companies
(cost $31,540,948) 34,870,044
Exchange Traded Funds 8.3%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 55,789 2,837,987
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 3,059 327,833
Total Exchange Traded Funds
(cost $3,153,476) 3,165,820
Total Investments
(cost $34,694,424) — 100.0% 38,035,864
Liabilities in excess of other assets — 0.0%
†
(2,820)
NET ASSETS — 100.0% $ 38,033,044
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,165,820 $ – $ – $ 3,165,820
Investment Companies 34,870,044 – – 34,870,044
Total $ 38,035,864 $ – $ – $ 38,035,864
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 91.6%
Shares Value ($)
Equity Funds 85.5%
Nationwide International Index
Fund, Class R6(a) 96,627 796,204
Nationwide Mid Cap Market
Index Fund, Class R6(a) 22,593 368,043
Nationwide Multi-Cap Portfolio,
Class R6*(a) 219,965 2,558,188
Nationwide Small Cap Index
Fund, Class R6(a) 13,581 148,980
Total Equity Funds
(cost $3,653,353) 3,871,415
Fixed Income Fund 6.1%
Nationwide Bond Portfolio, Class
R6(a) 32,104 277,700
Total Fixed Income Funds
(cost $295,478) 277,700
Total Investment Companies
(cost $3,948,831) 4,149,115
Exchange Traded Funds 8.3%
Shares Value ($)
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 6,822 347,035
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 278 29,793
Total Exchange Traded Funds
(cost $382,165) 376,828
Total Investments
(cost $4,330,996) — 99.9% 4,525,943
Other assets in excess of liabilities — 0.1% 4,180
NET ASSETS — 100.0% $ 4,530,123
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - January 31, 2023 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 376,828 $ – $ – $ 376,828
Investment Companies 4,149,115 – – 4,149,115
Total $ 4,525,943 $ – $ – $ 4,525,943
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 87.6%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 705,196 6,642,947
Total Alternative Assets
(cost $6,566,826) 6,642,947
Equity Funds 32.5%
Nationwide International Index
Fund, Class R6(a) 981,303 8,085,937
Nationwide Mid Cap Market
Index Fund, Class R6(a) 124,333 2,025,381
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,357,867 27,421,997
Total Equity Funds
(cost $29,628,685) 37,533,315
Fixed Income Funds 49.3%
Nationwide Bond Portfolio, Class
R6(a) 5,672,467 49,066,841
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 843,345 7,775,638
Total Fixed Income Funds
(cost $63,997,472) 56,842,479
Total Investment Companies
(cost $100,192,983) 101,018,741
Exchange Traded Funds 4.5%
Shares Value ($)
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 56,342 2,866,118
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 21,646 2,319,802
Total Exchange Traded Funds
(cost $5,666,006) 5,185,920
Short-Term Investment 8.1%
Money Market Fund 8.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (b) 9,327,394 9,327,394
Total Short-Term Investment
(cost $9,327,394)
9,327,394
Total Investments
(cost $115,186,383) — 100.2% 115,532,055
Liabilities in excess of other assets — (0.2)% (190,061)
NET ASSETS — 100.0% $ 115,341,994
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - January 31, 2023 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on por tfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,185,920 $ – $ – $ 5,185,920
Investment Companies 101,018,741 – – 101,018,741
Short-Term Investment 9,327,394 – – 9,327,394
Total $ 115,532,055 $ – $ – $ 115,532,055
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 89 .8%
Shares Value ($)
Alternative Assets 0.4%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 506,922 4,045,235
Total Alternative Assets
(cost $4,535,235) 4,045,235
Equity Funds 85.2%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,483,851 16,871,391
Nationwide International Index
Fund, Class R6(a) 17,592,697 144,963,821
Nationwide International Small
Cap Fund, Class R6(a) 4,017,050 37,679,925
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,601,985 107,546,328
Nationwide Multi-Cap Portfolio,
Class R6*(a) 29,509,185 343,191,816
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 11,057,962 110,469,043
Total Equity Funds
(cost $679,437,907) 760,722,324
Investment Companies
Shares Value ($)
Fixed Income Funds 4.2%
Nationwide Bond Portfolio, Class
R6(a) 3,414,808 29,538,086
Nationwide Loomis Core Bond
Fund, Class R6(a) 841,290 8,118,446
Total Fixed Income Funds
(cost $40,902,926) 37,656,532
Total Investment Companies
(cost $724,876,068) 802,424,091
Exchange Traded Funds 10 .3%
Equity Funds 10.3%
iShares Core MSCI Emerging
Markets ETF 1,445,012 73,507,761
iShares Core S&P Small-Cap
ETF 173,080 17,938,011
Total Exchange Traded Funds
(cost $95,169,523) 91,445,772
Total Investments
(cost $820,045,591) — 100.1% 893,869,863
Liabilities in excess of other assets — (0.1)% (511,549)
NET ASSETS — 100.0% $ 893,358,314
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 91,445,772 $ – $ – $ 91,445,772
Investment Companies 802,424,091 – – 802,424,091
Total $ 893,869,863 $ – $ – $ 893,869,863
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
Investment Companies 75.2%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 516,799 4,124,055
Nationwide Amundi Strategic
Income Fund, Class R6(a) 656,349 6,182,811
Total Alternative Assets
(cost $10,877,161) 10,306,866
Equity Funds 18.3%
Nationwide International Index
Fund, Class R6(a) 1,346,522 11,095,337
Nationwide International Small
Cap Fund, Class R6(a) 119,857 1,124,263
Nationwide Mid Cap Market
Index Fund, Class R6(a) 479,192 7,806,034
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,573,849 41,563,865
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,403,887 14,024,832
Total Equity Funds
(cost $59,635,001) 75,614,331
Fixed Income Funds 54.4%
Nationwide Bond Portfolio, Class
R6(a) 16,480,364 142,555,152
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,231,214 20,571,795
Nationwide Loomis Core Bond
Fund, Class R6(a) 859,213 8,291,404
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 5,501,143 53,801,178
Total Fixed Income Funds
(cost $244,057,006) 225,219,529
Total Investment Companies
(cost $314,569,168) 311,140,726
Exchange Traded Funds 11.9%
Equity Funds 1.9%
iShares Core MSCI Emerging
Markets ETF 131,156 6,671,906
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 10,264 1,063,761
Total Equity Funds
(cost $7,538,591) 7,735,667
Fixed Income Funds 10.0%
iShares 20+ Year Treasury Bond
ETF 154,931 16,603,955
iShares 7-10 Year Treasury
Bond ETF 125,208 12,421,886
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 11,283 1,250,946
iShares U.S. Treasury Bond ETF 478,657 11,167,068
Total Fixed Income Funds
(cost $48,602,536) 41,443,855
Total Exchange Traded Funds
(cost $56,141,127) 49,179,522
Short-Term Investment 12.8%
Money Market Fund 12.8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (c) 52,740,945 52,740,945
Total Short-Term Investment
(cost $52,740,945)
52,740,945
Total Investments
(cost $423,451,240) — 99.9% 413,061,193
Other assets in excess of liabilities — 0.1% 506,037
NET ASSETS — 100.0% $ 413,567,230
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $1,250,835, which was collateralized
by $1,267,523 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 5/31/2023 – 2/15/2049.
(c) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Conservative Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 49,179,522 $ – $ – $ 49,179,522
Investment Companies 311,140,726 – – 311,140,726
Short-Term Investment 52,740,945 – – 52,740,945
Total $ 413,061,193 $ – $ – $ 413,061,193
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 84.1%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,732,982 13,829,194
Nationwide Amundi Strategic
Income Fund, Class R6(a) 727,492 6,852,973
Total Alternative Assets
(cost $22,875,627) 20,682,167
Equity Funds 54.7%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 803,186 9,132,221
Nationwide International Index
Fund, Class R6(a) 11,465,887 94,478,912
Nationwide International Small
Cap Fund, Class R6(a) 1,804,029 16,921,791
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,982,975 48,592,655
Nationwide Multi-Cap Portfolio,
Class R6*(a) 22,782,553 264,961,088
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,992,346 89,833,536
Total Equity Funds
(cost $454,603,557) 523,920,203
Fixed Income Funds 27.3%
Nationwide Bond Portfolio, Class
R6(a) 19,652,436 169,993,568
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 985,124 9,082,842
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,793,263 46,254,989
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,701,000 36,195,783
Total Fixed Income Funds
(cost $284,702,399) 261,527,182
Total Investment Companies
(cost $762,181,583) 806,129,552
Exchange Traded Funds 10.8%
Equity Funds 7.0%
iShares Core MSCI Emerging
Markets ETF 813,374 41,376,336
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 245,491 25,442,687
Total Equity Funds
(cost $69,706,149) 66,819,023
Fixed Income Funds 3.8%
iShares 20+ Year Treasury Bond
ETF 131,200 14,060,704
iShares 7-10 Year Treasury
Bond ETF 92,456 9,172,560
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 12,973 1,438,316
iShares U.S. Treasury Bond ETF 521,697 12,171,191
Total Fixed Income Funds
(cost $42,814,499) 36,842,771
Total Exchange Traded Funds
(cost $112,520,648) 103,661,794
Short-Term Investment 5.1%
Money Market Fund 5.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (c) 48,846,214 48,846,214
Total Short-Term Investment
(cost $48,846,214)
48,846,214
Total Investments
(cost $923,548,445) — 100.0% 958,637,560
Liabilities in excess of other assets — 0.0%
†
(431,265)
NET ASSETS — 100.0% $ 958,206,295
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $1,438,206, which was collateralized
by $1,457,393 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 5/31/2023 – 2/15/2049.
(c) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderate Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderate Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 103,661,794 $ – $ – $ 103,661,794
Investment Companies 806,129,552 – – 806,129,552
Short-Term Investment 48,846,214 – – 48,846,214
Total $ 958,637,560 $ – $ – $ 958,637,560
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
Investment Companies 90 .5%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,259,998 18,034,783
Nationwide Amundi Strategic
Income Fund, Class R6(a) 948,729 8,937,026
Total Alternative Assets
(cost $29,483,868) 26,971,809
Equity Funds 71.5%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,653,856 18,804,340
Nationwide International Index
Fund, Class R6(a) 20,483,980 168,787,996
Nationwide International Small
Cap Fund, Class R6(a) 4,791,367 44,943,018
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,429,409 104,735,080
Nationwide Multi-Cap Portfolio,
Class R6*(a) 38,055,025 442,579,946
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 14,851,774 148,369,226
Total Equity Funds
(cost $823,552,344) 928,219,606
Investment Companies
Shares Value ($)
Fixed Income Funds 16.9%
Nationwide Bond Portfolio, Class
R6(a) 21,143,151 182,888,258
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,284,709 11,845,020
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,506,366 24,186,431
Total Fixed Income Funds
(cost $239,559,422) 218,919,709
Total Investment Companies
(cost $1,092,595,634) 1,174,111,124
Exchange Traded Funds 9 .6%
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 1,906,154 96,966,054
iShares Core S&P Small-Cap
ETF 257,318 26,668,438
Total Exchange Traded Funds
(cost $127,789,323) 123,634,492
Total Investments
(cost $1,220,384,957) — 100.1% 1,297,745,616
Liabilities in excess of other assets — (0.1)% (801,480)
NET ASSETS — 100.0% $ 1,296,944,136
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 123,634,492 $ – $ – $ 123,634,492
Investment Companies 1,174,111,124 – – 1,174,111,124
Total $ 1,297,745,616 $ – $ – $ 1,297,745,616
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
Investment Companies 80.5%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 617,258 4,925,720
Nationwide Amundi Strategic
Income Fund, Class R6(a) 259,120 2,440,911
Total Alternative Assets
(cost $8,116,605) 7,366,631
Equity Funds 36.7%
Nationwide International Index
Fund, Class R6(a) 2,573,442 21,205,158
Nationwide International Small
Cap Fund, Class R6(a) 283,314 2,657,482
Nationwide Mid Cap Market
Index Fund, Class R6(a) 869,416 14,162,785
Nationwide Multi-Cap Portfolio,
Class R6*(a) 5,350,755 62,229,285
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 2,149,600 21,474,508
Total Equity Funds
(cost $101,586,967) 121,729,218
Fixed Income Funds 41.6%
Nationwide Bond Portfolio, Class
R6(a) 10,535,252 91,129,931
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,052,652 9,705,455
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,365,819 13,180,152
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,473,010 24,186,038
Total Fixed Income Funds
(cost $150,743,695) 138,201,576
Total Investment Companies
(cost $260,447,267) 267,297,425
Exchange Traded Funds 10.5%
Equity Funds 4.4%
iShares Core MSCI Emerging
Markets ETF 197,160 10,029,529
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 43,581 4,516,735
Total Equity Funds
(cost $14,657,191) 14,546,264
Fixed Income Funds 6.1%
iShares 20+ Year Treasury Bond
ETF 62,313 6,678,084
iShares 7-10 Year Treasury
Bond ETF 65,863 6,534,269
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,776 751,255
iShares U.S. Treasury Bond ETF 279,412 6,518,682
Total Fixed Income Funds
(cost $23,817,058) 20,482,290
Total Exchange Traded Funds
(cost $38,474,249) 35,028,554
Short-Term Investment 9.0%
Money Market Fund 9.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.24% (c) 29,712,889 29,712,889
Total Short-Term Investment
(cost $29,712,889)
29,712,889
Total Investments
(cost $328,634,405) — 100.0% 332,038,868
Liabilities in excess of other assets — 0.0%
†
(135,420)
NET ASSETS — 100.0% $ 331,903,448
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $751,144, which was collateralized by
$761,165 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 5/31/2023 – 2/15/2049.
(c) Represents 7-day effective yield as of January 31, 2023.
ETF Exchange Traded Fund

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 35,028,554 $ – $ – $ 35,028,554
Investment Companies 267,297,425 – – 267,297,425
Short-Term Investment 29,712,889 – – 29,712,889
Total $ 332,038,868 $ – $ – $ 332,038,868
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 9.5%
Principal
Amount ($) Value ($)
Airlines 1.8%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 1,881,670 1,875,063
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 2,266,915 1,915,679
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 1,282,707 1,297,952
5,088,694
Home Equity 0.1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.75%, 1/25/2036(b) 308,170 301,846
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 2 1
301,847
Other 7.6%
Apidos CLO XXII, Series
2015-22A, Class A1R,
5.87%, 4/20/2031(a)(b) 1,000,000 991,498
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
5.96%, 1/20/2035(a)(b) 750,000 740,541
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
5.98%, 10/25/2034(a)(b) 500,000 494,381
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.02%, 4/20/2035(a)(b) 1,000,000 984,017
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 5.98%, 7/20/2034(a)(b) 1,000,000 980,662
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.95%, 4/20/2034(a)(b) 200,000 196,702
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.94%, 10/17/2034(a)(b) 500,000 493,312
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,227,163 1,271,922
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 5.89%, 7/17/2034(a)
(b) 1,150,000 1,134,687
Series 2020-86A, Class BR,
6.49%, 7/17/2034(a)(b) 850,000 826,926
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 235,370 231,169
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 840,460 747,615
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 978,303 860,635
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 623,862 558,980
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 95,032 89,789
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 109,165 105,169
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 471,560 452,232
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 431,356 419,002
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.79%, 4/15/2034(a)(b) 400,000 391,852
Series 2021-2A, Class A,
5.91%, 7/15/2034(a)(b) 1,000,000 985,768
LCM 37 Ltd., Series
37A, Class A1, 6.14%,
4/15/2034(a)(b) 500,000 496,177
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.94%, 1/20/2035(a)(b) 1,000,000 984,483
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.01%,
4/15/2035(a)(b) 500,000 493,962
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.79%, 1/20/2032(a)(b) 500,000 495,133
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.95%, 10/20/2035(a)(b) 1,000,000 987,695
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,645,580
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 192,949
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.92%,
10/15/2034(a)(b) 400,000 394,441
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 900,083 843,746
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.94%,
7/15/2035(a)(b) 1,000,000 987,896

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.89%, 7/15/2034(a)(b) 1,000,000 986,894
21,465,815
Total Asset-Backed Securities
(cost $28,009,173)
26,856,356
Collateralized Mortgage Obligations 2.4%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 181,582 100,054
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 3,149 3,069
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 346,294 328,435
AREIT Trust, Series 2022-
CRE6, Class A, 5.56%,
1/16/2037(a)(b) 562,014 542,213
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,737,715 2,427,542
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 38,411 22,597
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 155,615 149,144
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 169,847 162,025
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 3,648 3,630
Series 2009-42, Class AP,
4.50%, 3/25/2039 1,148 1,143
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 125,408 90,075
New Residential Mortgage
Loan Trust, Series 2019-
1A, Class A1, 3.92%,
9/25/2057(a)(b) 1 1
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 592,578
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 592,229
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 395,716
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 31,532 29,336
Towd Point Mortgage Trust,
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 514,357
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 407,680 383,740
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 306,213 293,953
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 236,278 223,687
Total Collateralized Mortgage Obligations
(cost $7,751,098)
6,855,524
Commercial Mortgage-Backed Securities 2.6%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 658,072
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,294,749
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,156,042
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 359,691
Total Commercial Mortgage-Backed
Securities
(cost $8,956,880) 7,468,554
Corporate Bonds 26.9%
Aerospace & Defense 1.2%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 1,225,000 1,082,879
3.25%, 2/1/2035 500,000 405,338
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 137,943
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 1,864,342
3,490,502
Automobiles 0.3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 341,750
1.80%, 1/10/2028(a) 140,000 118,653
6.38%, 4/8/2030(a)(d) 460,000 483,478
943,881

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 3.1%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 990,000 936,281
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,016,421
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 450,000 407,668
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,050,477
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a)(d) 1,000,000 862,928
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,040,475
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 375,000 373,627
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 425,000 438,486
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 650,000 466,001
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 490,000 494,262
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 661,351
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 976,475
8,724,452
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 976,081
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 460,000 454,632
PepsiCo, Inc. ,
3.90%, 7/18/2032 1,000,000 977,029
2,407,742
Biotechnology 0.7%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 313,930
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,561,494
1,875,424
Capital Markets 2.5%
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 879,981
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Moody's Corp. ,
4.25%, 8/8/2032 335,000 325,189
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 600,000 581,892
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,519,142
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 1,500,000 1,328,835
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(e) 325,000 326,649
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 1,966,091
6,927,779
Chemicals 0.2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 583,053
Commercial Services & Supplies 0.3%
Waste Connections, Inc. ,
4.20%, 1/15/2033(d) 1,000,000 971,447
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 140,691
3.65%, 6/1/2051 1,145,000 880,886
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,450,000 1,237,643
2,259,220
Electric Utilities 5.3%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,908,259
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 555,000 539,727
Series Z, 3.70%, 5/1/2050 190,000 151,793
Duke Energy Corp. ,
4.30%, 3/15/2028 795,000 783,484
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,565,590
Evergy, Inc. ,
2.90%, 9/15/2029(d) 1,020,000 907,084
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,442,559
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,246,277
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,206,985
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 440,000 444,673
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 143,869
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 964,352

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 116,992
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 91,319
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 421,048
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 1,000,000 924,441
14,858,452
Entertainment 0.4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 706,056
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a) 500,000 444,977
1,151,033
Equity Real Estate Investment Trusts (REITs) 1.2%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,235,000 953,281
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 505,446
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 974,696
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 1,020,239
3,453,662
Food & Staples Retailing 0.6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 590,443 638,204
Walmart, Inc. ,
4.15%, 9/9/2032 1,000,000 1,001,993
1,640,197
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 1,000,000 1,042,562
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(a) 1,000,000 1,061,256
Health Care Providers & Services 0.1%
UnitedHealth Group, Inc. ,
5.88%, 2/15/2053 375,000 429,375
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 318,261
Insurance 0.3%
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 752,116
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 844,554
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 850,000 835,501
Media 0.5%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 356,111
Comcast Corp. ,
2.94%, 11/1/2056 1,358,000 926,731
1,282,842
Multi-Utilities 0.6%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 593,621
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,077,442
1,671,063
Oil, Gas & Consumable Fuels 2.7%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 358,319
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 204,567
5.75%, 1/15/2031(a) 350,000 343,650
2.88%, 4/1/2032(a) 836,000 656,855
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,015,087
6.50%, 2/1/2042 250,000 263,707
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 591,179
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 550,056
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 555,625
Targa Resources Partners LP ,
4.88%, 2/1/2031(d) 505,000 472,086
4.00%, 1/15/2032 1,020,000 890,670
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 79,348
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,417,245 1,359,626
7.50%, 1/15/2028(a) 200,000 208,755
7,549,530
Pharmaceuticals 0.2%
Merck & Co., Inc. ,
6.55%, 9/15/2037 550,000 660,500
Road & Rail 0.9%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,504,640

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 1,000,000 913,869
2,418,509
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp. ,
4.15%, 8/5/2032(d) 415,000 396,422
Specialty Retail 0.4%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 1,000,000 1,000,006
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,541,773
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 828,616
2,370,389
Thrifts & Mortgage Finance 0.7%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,499,150
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 750,000 596,373
2,095,523
Tobacco 0.5%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 893,074
4.74%, 3/16/2032 200,000 184,872
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 172,329
5.75%, 11/17/2032(d) 200,000 210,308
1,460,583
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 583,167
Total Corporate Bonds
(cost $83,349,656)
76,059,003
Mortgage-Backed Securities 27.3%
FHLMC UMBS Pool
Pool# SB8088
1.50%, 2/1/2036 3,669,294 3,253,388
Pool# SB8203
3.50%, 1/1/2038 1,566,743 1,527,651
Pool# SD8178
2.50%, 11/1/2051 9,108,854 7,988,694
Pool# QE0799
2.50%, 4/1/2052 8,593,826 7,530,146
Pool# SD8255
3.50%, 10/1/2052 4,931,014 4,624,997
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,259,727 1,184,059
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1776
3.00%, 10/1/2034 403,871 388,332
Pool# BC0180
4.00%, 1/1/2046 721,840 711,383
Pool# BC9003
3.00%, 11/1/2046 106,664 98,943
Pool# AS8483
3.00%, 12/1/2046 82,738 76,964
Pool# MA2863
3.00%, 1/1/2047 864,451 801,834
Pool# BM2003
4.00%, 10/1/2047 444,911 437,364
Pool# CA2208
4.50%, 8/1/2048 1,478,695 1,488,308
Pool# CA2469
4.00%, 10/1/2048 646,709 634,136
Pool# BN0906
4.00%, 11/1/2048 999,092 983,146
Pool# CA3866
3.50%, 7/1/2049 1,912,029 1,817,032
Pool# BP5783
3.00%, 5/1/2050 5,434,641 4,996,755
Pool# MA4210
2.50%, 12/1/2050 981,999 869,681
Pool# FS2041
2.00%, 8/1/2051 7,721,530 6,496,059
Pool# MA4491
1.50%, 12/1/2051 1,434,612 1,146,756
Pool# MA4577
2.00%, 4/1/2052 10,628,289 8,937,004
Pool# BU8944
3.00%, 4/1/2052 4,823,190 4,384,740
Pool# MA4732
4.00%, 9/1/2052 7,369,629 7,116,959
Pool# MA4733
4.50%, 9/1/2052 4,862,751 4,802,880
Pool# MA4782
3.50%, 10/1/2052 4,937,785 4,631,361
Total Mortgage-Backed Securities
(cost $83,562,016)
76,928,572
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 604,214
District of Columbia 0.3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 780,715
Total Municipal Bonds
(cost $1,315,460)
1,384,929

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
U.S. Treasury Obligations 28.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 12,158,750
2.38%, 2/15/2042 6,000,000 4,853,906
3.25%, 5/15/2042 3,500,000 3,247,344
2.25%, 8/15/2046 2,100,000 1,603,465
2.25%, 2/15/2052 9,500,000 7,137,617
2.88%, 5/15/2052 1,750,000 1,508,008
U.S. Treasury Notes
0.25%, 3/15/2024 4,000,000 3,807,969
0.38%, 4/15/2024 1,000,000 950,430
4.25%, 9/30/2024 6,000,000 5,986,406
4.50%, 11/30/2024 4,000,000 4,013,281
1.00%, 12/15/2024 5,000,000 4,709,180
4.25%, 12/31/2024 1,300,000 1,300,000
2.88%, 6/15/2025 2,000,000 1,948,125
3.00%, 7/15/2025 6,000,000 5,858,437
2.63%, 1/31/2026 (f) 4,000,000 3,862,500
2.25%, 2/15/2027 1,000,000 946,445
0.50%, 4/30/2027 2,000,000 1,752,969
2.38%, 5/15/2027 2,000,000 1,897,031
3.25%, 6/30/2027 2,000,000 1,965,859
4.13%, 9/30/2027 2,000,000 2,040,547
3.88%, 12/31/2027 (d) 4,900,000 4,955,508
1.25%, 3/31/2028 1,000,000 889,375
2.75%, 5/31/2029 2,000,000 1,905,156
3.25%, 6/30/2029 1,000,000 980,469
2.75%, 8/15/2032 1,000,000 940,938
Total U.S. Treasury Obligations
(cost $83,494,921)
81,219,715
Repurchase Agreement 1.0%
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $2,833,905,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$2,890,583. (g) 2,833,568 2,833,568
Total Repurchase Agreement
(cost $2,833,568)
2,833,568
Total Investments
(cost $299,272,772) — 99.0%
279,606,221
Other assets in excess of
liabilities — 1.0% 2,746,638
NET ASSETS — 100.0%
$ 282,352,859
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $65,091,502 which represents 23.05% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(d) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $7,646,132, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,833,568 and by $5,001,587 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.63%, and maturity
dates ranging from 5/31/2023 – 5/15/2051, a total value of
$7,835,155.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $2,833,568.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.72 USD 25,200,000 (35,581) (306,309) (341,890)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.72 USD 3,800,000 (1,166) (50,389) (51,555)
(36,747) (356,698) (393,445)
As of January 31, 2023, the Fund had $387,419 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 100 3/2023 USD 20,564,844 80,697
U.S. Treasury 5 Year Note 84 3/2023 USD 9,176,344 40,580
U.S. Treasury 10 Year Note 104 3/2023 USD 11,909,625 158,735
Total long contracts 280,012
Short Contracts
U.S. Treasury Long Bond (52) 3/2023 USD (6,753,500) (134,070)
U.S. Treasury Ultra Bond (3) 3/2023 USD (425,250) (20,234)
Total short contracts (154,304)
Net contracts 125,708
Currency:
USD United States Dollar

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 26,856,356 $ – $ 26,856,356
Collateralized Mortgage Obligations – 6,855,524 – 6,855,524
Commercial Mortgage-Backed Securities – 7,468,554 – 7,468,554
Corporate Bonds – 76,059,003 – 76,059,003
Futures Contracts 280,012 – – 280,012
Mortgage-Backed Securities – 76,928,572 – 76,928,572
Municipal Bonds – 1,384,929 – 1,384,929
Repurchase Agreement – 2,833,568 – 2,833,568
U.S. Treasury Obligations – 81,219,715 – 81,219,715
Total Assets $ 280,012 $ 279,606,221 $ – $ 279,886,233
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (356,698) $ – $ (356,698)
Futures Contracts (154,304) – – (154,304)
Total Liabilities $ (154,304) $ (356,698) $ – $ (511,002)
Total $ 125,708 $ 279,249,523 $ – $ 279,375,231
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Fund
selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Nationwide Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contra cts
Interest rate risk Unrealized appreciation from futures contracts $ 280,012
Total $ 280,012
Liabilities:
Swap Contracts
†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (356,698)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (154,304)
Total $ (511,002)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset-Backed Securities 7.3%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 571,759 527,559
Automobiles 2.4%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 495,260 489,809
Series 2022-2, Class B,
4.81%, 4/18/2028 1,088,000 1,078,933
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 744,884
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 2,670,368 2,642,694
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,046,015
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,366,820
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 1,883,000 1,867,832
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 2,193,579 2,179,212
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,233,591
Series 2022-5, Class A3,
4.11%, 8/17/2026 591,000 584,472
14,234,262
Credit Card 0.6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 5.38%,
5/15/2028(b) 3,500,000 3,424,447
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 267,000 265,485
Other 4.1%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.95%, 4/21/2035(a)(b) 3,045,000 3,007,857
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
5.81%, 1/20/2031(a)(b) 8,250,000 8,192,489
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.44%,
4/15/2034(a)(b) 2,000,000 1,950,300
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,384,400 3,058,398
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,105,847
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,514,500 3,011,607
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 938,288 817,950
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 194,710 189,611
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 324,150 321,957
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 860,000 755,910
24,411,926
Total Asset-Backed Securities
(cost $44,147,847)
42,863,679
Collateralized Mortgage Obligations 0.2%
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 389,680 372,349
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 610,000 580,265
Total Collateralized Mortgage Obligations
(cost $966,941)
952,614
Commercial Mortgage-Backed Securities 1.1%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,470,271 2,227,170
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,839,264 4,271,703
Total Commercial Mortgage-Backed
Securities
(cost $7,318,725) 6,498,873
Corporate Bonds 48.0%
Aerospace & Defense 0.2%
Northrop Grumman Corp. ,
3.25%, 1/15/2028 1,184,000 1,124,360

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 822,723
Automobiles 1.3%
Ford Motor Co. ,
3.25%, 2/12/2032 4,300,000 3,412,768
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,597,432
5.60%, 10/15/2032 2,395,000 2,366,033
7,376,233
Banks 4.9%
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 6,375,000 6,722,694
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,894,939
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 3,325,000 3,126,911
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(c) 2,533,000 2,460,115
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 1.95%,
2/4/2032(c) 8,045,000 6,465,075
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028(d) 5,715,000 5,500,879
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.09%), 4.76%,
1/26/2027(c) 3,000,000 3,004,891
29,175,504
Beverages 0.3%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,543,433
Biotechnology 1.9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,770,455
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,499,616
5.15%, 11/15/2041 3,875,000 3,810,110
5.38%, 5/15/2043 1,320,000 1,282,855
11,363,036
Building Products 1.4%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,494,012
Johnson Controls International
plc ,
1.75%, 9/15/2030(d) 3,760,000 3,113,698
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,603,263
8,210,973
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 3.4%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,773,372
Credit Suisse Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(c) 460,000 441,466
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 799,000 840,735
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 3,250,000 3,185,688
(SOFR + 1.09%), 1.99%,
1/27/2032(c) 4,040,000 3,233,661
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 1,159,000 1,144,173
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,566,567
20,185,662
Chemicals 1.2%
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a) 1,881,000 1,561,018
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 2,586,000 2,619,387
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,053,924
7,234,329
Commercial Services & Supplies 0.4%
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
6.29%, 12/21/2065(a)(c) 3,800,000 2,441,500
Consumer Finance 1.6%
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.02%,
12/6/2024(c) 4,295,000 4,252,200
Discover Financial Services ,
6.70%, 11/29/2032 517,000 551,889
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 856,706
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,713,824
9,374,619
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 3,200,000 3,191,040
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 88,000 88,783
3,279,823
Diversified Financial Services 0.7%
EDP Finance BV ,
6.30%, 10/11/2027(a) 200,000 209,882

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Jackson Financial, Inc. ,
3.13%, 11/23/2031 3,720,000 3,033,670
Synchrony Bank ,
5.40%, 8/22/2025 997,000 992,991
4,236,543
Diversified Telecommunication Services 1.7%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 3,190,135
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,241,250
Verizon Communications, Inc. ,
2.85%, 9/3/2041 7,570,000 5,605,320
10,036,705
Electric Utilities 4.8%
Avangrid , Inc. ,
3.20%, 4/15/2025 2,800,000 2,692,303
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,015,159
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,718,152
Duke Energy Corp. ,
5.00%, 8/15/2052 2,415,000 2,309,274
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,581,967
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 3,049,158
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,570,826
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,301,681
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,517,426
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,288,709
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,508,072
28,552,727
Electrical Equipment 0.3%
Eaton Corp. ,
4.15%, 3/15/2033(d) 2,000,000 1,934,115
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 6,710,401
5.75%, 8/15/2040 3,000,000 3,169,012
9,879,413
Entertainment 0.4%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 651,506
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 1,442,000 1,390,507
2,042,013
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate
Equities, Inc. ,
2.95%, 3/15/2034 3,562,000 3,006,613
Equinix , Inc. ,
3.90%, 4/15/2032 3,000,000 2,758,474
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 172,338
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 1,711,000 1,610,975
Prologis LP ,
4.63%, 1/15/2033 3,000,000 3,024,492
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 888,166
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,181,154
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 3,075,759
16,717,971
Food & Staples Retailing 0.7%
Sysco Corp. ,
2.40%, 2/15/2030 3,655,000 3,168,510
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 1,050,000 1,013,250
4,181,760
Food Products 0.5%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 1,642,000 1,475,987
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,383,906
2,859,893
Health Care Providers & Services 2.5%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 6,400,000 5,696,208
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 4,019,683
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,067,871
3.13%, 3/15/2027(a)(d) 384,000 356,987
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 652,000 635,029
14,775,778
Hotels, Restaurants & Leisure 0.0%
†
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 51,000 51,892
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027 509,000 511,642
6.63%, 9/15/2029(d) 452,000 456,925
968,567
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 3,100,336

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 1.6%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,744,885
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(a)(c)(e) 7,500,000 5,747,250
9,492,135
IT Services 0.2%
Global Payments, Inc. ,
5.40%, 8/15/2032 896,000 898,911
Life Sciences Tools & Services 0.9%
Illumina, Inc. ,
5.75%, 12/13/2027 504,000 520,824
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031 5,750,000 4,826,086
5,346,910
Media 0.5%
Comcast Corp. ,
2.89%, 11/1/2051 4,565,000 3,186,833
Metals & Mining 0.1%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(a) 802,000 792,873
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,015,000 926,461
Oil, Gas & Consumable Fuels 6.0%
Aker BP ASA ,
2.00%, 7/15/2026(a) 4,500,000 4,077,038
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a)(d) 114,000 114,713
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 895,000 863,675
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,278,731
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(e) 487,000 444,875
EQT Corp. ,
5.68%, 10/1/2025 402,000 402,525
FS Luxembourg Sarl ,
10.00%, 12/15/2025(a) 2,000,000 2,019,911
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 2,000,000 2,123,295
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 8,166,414
ONEOK, Inc. ,
6.10%, 11/15/2032 402,000 422,714
Parkland Corp. ,
4.50%, 10/1/2029(a) 2,000,000 1,715,583
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 2,972,951
7.50%, 4/15/2032 2,641,000 3,069,543
6.63%, 6/15/2037 3,500,000 3,902,636
4.00%, 6/1/2052 816,000 663,136
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,962,353
35,200,093
Pharmaceuticals 0.0%
†
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 285,000 262,823
Road & Rail 1.1%
Simpar Europe SA ,
5.20%, 1/26/2031(a) 2,500,000 1,823,750
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 474,342
Union Pacific Corp. ,
4.95%, 9/9/2052 4,000,000 4,093,061
6,391,153
Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 3,750,000 2,992,749
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,132,103
6,124,852
Software 0.8%
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,686,893
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,274,600
4,961,493
Specialty Retail 0.4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,462,426
Technology Hardware, Storage & Peripherals 0.8%
Dell International LLC ,
5.45%, 6/15/2023 473,000 473,574
3.45%, 12/15/2051(a) 2,555,000 1,697,169
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,396,774
4,567,517
Tobacco 0.3%
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 293,481
2.10%, 5/1/2030 1,825,000 1,527,654
1,821,135
Total Corporate Bonds
(cost $309,668,572)
283,905,523

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Foreign Government Securities 0.5%
Principal
Amount ($) Value ($)
COLOMBIA 0.0%
†
Republic of Colombia,
7.50%, 2/2/2034 203,000 200,606
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 422,000
MEXICO 0.1%
United Mexican States,
6.35%, 2/9/2035 447,000 474,511
ROMANIA 0.1%
Romania Government Bond,
7.63%, 1/17/2053(a)(d) 370,000 398,777
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 1,188,000 1,272,705
Total Foreign Government Securities
(cost $2,585,804)
2,768,599
Mortgage-Backed Securities 27.5%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 7 7
Pool# C91768
3.50%, 7/1/2034 2,053,747 2,019,923
Pool# G30692
3.50%, 8/1/2034 2,692,589 2,648,279
Pool# G30782
3.50%, 2/1/2035 721,706 709,815
Pool# C91859
3.50%, 12/1/2035 703,734 690,395
Pool# C91868
3.50%, 4/1/2036 1,733,026 1,700,184
Pool# Q10392
3.50%, 8/1/2042 1,069,057 1,032,900
Pool# G08541
3.50%, 8/1/2043 1,543,745 1,489,750
Pool# G08554
3.50%, 10/1/2043 885,795 854,535
Pool# G08588
4.00%, 5/1/2044 610,324 602,095
Pool# G08721
3.00%, 9/1/2046 2,193,149 2,036,598
Pool# G08726
3.00%, 10/1/2046 3,197,445 2,974,813
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 5,135,550 4,679,818
Pool# RB5076
2.00%, 8/1/2040 7,585,625 6,662,883
Pool# SD0040
3.00%, 7/1/2049 1,729,076 1,591,286
Pool# SD8036
3.00%, 1/1/2050 1,264,658 1,161,918
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0612
2.50%, 11/1/2050 3,736,815 3,332,945
Pool# SD1607
2.50%, 3/1/2052 6,798,354 6,040,810
Pool# RA7557
4.50%, 6/1/2052 4,551,663 4,496,038
Pool# SD1716
5.00%, 9/1/2052 3,558,609 3,637,652
Pool# SD1686
5.50%, 9/1/2052 2,904,493 3,006,300
Pool# SD1853
5.50%, 11/1/2052 1,505,632 1,570,686
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 383,895 373,876
Pool# AL6591
3.00%, 9/1/2033 2,094,057 2,022,269
Pool# MA1608
3.50%, 10/1/2033 2,653,437 2,607,152
Pool# MA1982
3.50%, 8/1/2034 2,785,263 2,736,699
Pool# MA2610
3.00%, 5/1/2036 2,469,410 2,361,414
Pool# MA3697
3.00%, 7/1/2039 1,629,617 1,537,319
Pool# AE0311
3.50%, 8/1/2040 1,806,179 1,741,171
Pool# AB1845
4.00%, 11/1/2040 1,863,896 1,841,521
Pool# AJ9278
3.50%, 12/1/2041 1,976,319 1,907,527
Pool# AW8165
4.00%, 1/1/2042 1,469,748 1,452,100
Pool# AL2866
3.50%, 11/1/2042 1,484,004 1,428,726
Pool# AU2592
3.50%, 8/1/2043 1,338,380 1,291,217
Pool# AX4312
3.50%, 2/1/2045 760,958 730,235
Pool# AZ7353
3.50%, 11/1/2045 1,201,637 1,151,760
Pool# AS6408
3.50%, 1/1/2046 1,804,926 1,727,212
Pool# AS8583
3.50%, 1/1/2047 3,217,613 3,077,236
Pool# MA3088
4.00%, 8/1/2047 724,615 712,024
Pool# CA1191
3.50%, 11/1/2047 1,868,892 1,779,236
Pool# MA3305
3.50%, 3/1/2048 1,538,548 1,467,939
Pool# MA3744
3.00%, 8/1/2049 1,590,148 1,461,049
Pool# FS2253
3.50%, 4/1/2050 1,887,136 1,796,333
Pool# CA7972
3.00%, 9/1/2050 7,326,297 6,708,754
Pool# FM7398
2.50%, 6/1/2051 4,919,280 4,411,786

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2023 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9134
3.00%, 6/1/2051 4,908,182 4,551,605
Pool# FP0012
3.00%, 8/1/2051 1,302,818 1,210,956
Pool# MA4439
3.00%, 10/1/2051 7,601,179 6,919,051
Pool# FS2838
2.50%, 4/1/2052 1,187,033 1,063,225
Pool# FS3537
2.50%, 4/1/2052 1,120,462 1,004,936
Pool# CB3678
4.00%, 5/1/2052 3,127,417 3,030,364
Pool# FS1855
4.00%, 5/1/2052 2,911,846 2,823,908
Pool# MA4625
3.50%, 6/1/2052 3,158,528 2,962,530
Pool# CB3851
4.00%, 6/1/2052 2,021,123 1,978,591
Pool# MA4684
4.50%, 6/1/2052 5,922,945 5,850,020
Pool# FS2513
4.00%, 7/1/2052 6,041,560 5,875,550
Pool# FS2323
4.00%, 7/1/2052 2,201,654 2,137,613
Pool# FS2293
4.50%, 7/1/2052 6,050,755 6,027,727
Pool# FS2257
4.50%, 7/1/2052 1,575,280 1,563,438
Pool# CB4037
5.00%, 7/1/2052 3,016,443 3,027,922
Pool# BV7937
4.00%, 8/1/2052 3,105,104 2,998,965
Pool# FS2790
5.00%, 9/1/2052 4,571,975 4,603,645
Pool# FS3210
5.00%, 9/1/2052 1,999,637 2,015,648
Pool# FS3220
5.50%, 11/1/2052 2,838,462 2,892,993
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,185,171
1,094,590
Total Mortgage-Backed Securities
(cost $169,521,804)
162,897,462
Municipal Bonds 1.7%
California 0.7%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 4,226,698
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 1,017,389
Virginia 0.8%
City of Richmond VA Public
Utility Revenue, RB, 2.50%,
1/15/2029 2,450,000 2,194,662
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 2,716,446
4,911,108
Total Municipal Bonds
(cost $12,215,991)
10,155,195
U.S. Treasury Obligations 12.1%
U.S. Treasury Bonds
1.88%, 2/15/2041 31,412,400 23,612,063
2.00%, 8/15/2051 23,734,700 16,828,459
2.25%, 2/15/2052 6,800 5,109
U.S. Treasury Notes
0.13%, 7/31/2023 5,245,000 5,126,168
1.50%, 2/29/2024 9,448,000 9,129,130
0.38%, 4/30/2025 4,531,600 4,174,028
4.13%, 10/31/2027 (d) 550,100 561,489
0.63%, 12/31/2027 8,567,800 7,423,865
1.25%, 6/30/2028 1,665,000 1,473,395
1.00%, 7/31/2028 2,116,200 1,842,830
4.13%, 11/15/2032 1,419,600 1,493,463
Total U.S. Treasury Obligations
(cost $83,372,971)
71,669,999
Preferred Stocks 0.6%
Shares
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(f) 128,250 2,667,600
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(f) 50,000 1,051,500
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2027*(c)(d)(f) 35,000 70,700
Total Preferred Stocks
(cost $5,403,070)
3,789,800

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $3,233,400,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$3,298,067. (g) 3,233,015 3,233,015
Total Repurchase Agreement
(cost $3,233,015)
3,233,015
Total Investments
(cost $638,434,740) — 99.5%
588,734,759
Other assets in excess of
liabilities — 0.5% 2,717,371
NET ASSETS — 100.0%
$ 591,452,130
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $88,404,401 which represents 14.95% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(d) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $4,015,097, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,233,015 and by $923,004 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.63%, and maturity dates ranging
from 2/28/2023 – 11/15/2052, a total value of $4,156,019.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2023. The maturity date reflects the next call date.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $3,233,015.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 3 3/2023 USD 616,946 2,388
U.S. Treasury Long Bond 25 3/2023 USD 3,246,875 60,945
U.S. Treasury Ultra Bond 30 3/2023 USD 4,252,500 180,424
Total long contracts 243,757
Short Contracts
U.S. Treasury 10 Year Note (78) 3/2023 USD (8,932,219) (14,634)
U.S. Treasury 10 Year Ultra Note (272) 3/2023 USD (32,967,250) (453,723)
Total short contracts (468,357)
Net contracts (224,600)
As of January 31, 2023, the Fund had $705,137 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2023 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 42,863,679 $ – $ 42,863,679
Collateralized Mortgage Obligations – 952,614 – 952,614
Commercial Mortgage-Backed Securities – 6,498,873 – 6,498,873
Corporate Bonds – 283,905,523 – 283,905,523
Foreign Government Securities – 2,768,599 – 2,768,599
Futures Contracts 243,757 – – 243,757
Mortgage-Backed Securities – 162,897,462 – 162,897,462
Municipal Bonds – 10,155,195 – 10,155,195
Preferred Stocks 3,789,800 – – 3,789,800
Repurchase Agreement – 3,233,015 – 3,233,015
U.S. Treasury Obligations – 71,669,999 – 71,669,999
Total Assets $ 4,033,557 $ 584,944,959 $ – $ 588,978,516
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (468,357) $ – $ – $ (468,357)
Total Liabilities $ (468,357) $ – $ – $ (468,357)
Total $ 3,565,200 $ 584,944,959 $ – $ 588,510,159

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2023 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 243,757
Total $ 243,757
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (468,357)
Total $ (468,357)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 1.9%
Principal
Amount ($) Value ($)
Other 1.9%
Goodgreen , Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 439,339 393,648
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,899,637 1,841,706
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 241,794
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 241,704
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,191,390
Total Asset-Backed Securities
(cost $4,128,592)
3,910,242
Collateralized Mortgage Obligations 3.3%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 12,598 12,666
Series 2296, Class H,
6.50%, 3/15/2031 12 11
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 3 3
Series 1993-226, Class PK,
6.00%, 12/25/2023 6,288 6,257
Series 2013-59, Class MX,
2.50%, 9/25/2042 911,716 856,787
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 902,866 821,678
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,496,265
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,596,917
Total Collateralized Mortgage Obligations
(cost $7,811,990)
6,790,584
Commercial Mortgage-Backed Security 0.1%
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 65,901 60,764
Total Commercial Mortgage-Backed Security
(cost $66,143) 60,764
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,322,125 1,317,204
Pool# 773298
2.63%, 4/1/2035(b) 232,666 227,500
Pool# 813605
2.55%, 7/1/2036(b) 56,748 55,486
Pool# 745769
3.52%, 7/1/2036(b) 81,525 80,727
Total Mortgage-Backed Securities
(cost $1,715,253)
1,680,917
U.S. Government Agency Securities 7.5%
FFCB, 3.25%, 7/28/2032 5,000,000 4,703,090
FHLB, 5.37%, 9/9/2024 2,615,000 2,653,055
State of Israel AID Bond,
5.50%, 9/18/2023 8,000,000 8,030,975
Total U.S. Government Agency Securities
(cost $15,878,868)
15,387,120
U.S. Treasury Obligations 85.4%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 6,934,227
3.63%, 4/15/2028 (c) 5,000,000 10,201,394
2.50%, 1/15/2029 (c) 4,750,000 7,006,432
3.88%, 4/15/2029 (c) 3,300,000 6,844,151
0.63%, 2/15/2043 (c) 10,850,000 11,868,811
1.38%, 2/15/2044 (c) 7,500,000 9,291,848
0.75%, 2/15/2045 (c) 3,000,000 3,231,234
1.00%, 2/15/2046 (c) 3,875,000 4,352,853
0.88%, 2/15/2047 (c) 5,000,000 5,322,142
1.00%, 2/15/2049 (c) 1,250,000 1,307,649
U.S. Treasury Inflation Linked
Notes
0.13%, 7/15/2024 (c) 2,000,000 2,434,448
0.13%, 4/15/2025 (c) 9,000,000 9,945,036
0.38%, 7/15/2025 (c) 12,000,000 14,571,516
0.63%, 1/15/2026 (c)(d) 11,500,000 13,937,786
0.13%, 7/15/2026 (c) 3,000,000 3,551,445
0.38%, 7/15/2027 (c) 12,250,000 14,266,092
0.50%, 1/15/2028 (c) 10,500,000 12,127,837
0.75%, 7/15/2028 (c) 4,000,000 4,603,796
0.88%, 1/15/2029 (c) 2,500,000 2,868,470
0.25%, 7/15/2029 (c) 4,000,000 4,361,966
0.13%, 1/15/2030 (c) 1,000,000 1,065,690
0.13%, 1/15/2031 (c) 4,250,000 4,435,123
0.13%, 7/15/2031 (c) 14,750,000 14,905,284

Nationwide Inflation-Protected Securities Fund - January 31, 2023 (Unaudited) - Statement of Investments - 25
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2032 (c) 5,250,000 5,090,689
Total U.S. Treasury Obligations
(cost $184,378,819)
174,525,919
Total Investments
(cost $213,979,665) — 99.0%
202,355,546
Other assets in excess of
liabilities — 1.0% 2,092,682
NET ASSETS — 100.0%
$ 204,448,228
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $9,825,102 which represents 4.81% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond (34) 3/2023 USD (4,415,750) (123,597)
Net contracts (123,597)
Currency:
USD United States Dollar

26 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - January 31, 2023 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,910,242 $ – $ 3,910,242
Collateralized Mortgage Obligations – 6,790,584 – 6,790,584
Commercial Mortgage-Backed Security – 60,764 – 60,764
Mortgage-Backed Securities – 1,680,917 – 1,680,917
U.S. Government Agency Securities – 15,387,120 – 15,387,120
U.S. Treasury Obligations – 174,525,919 – 174,525,919
Total Assets $ – $ 202,355,546 $ – $ 202,355,546
Liabilities:
Futures Contracts $ (123,597) $ – $ – $ (123,597)
Total Liabilities $ (123,597) $ – $ – $ (123,597)
Total $ (123,597) $ 202,355,546 $ – $ 202,231,949

28 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (123,597)
Total $ (123,597)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities 16.8%
Principal
Amount ($) Value ($)
Automobiles 12.7%
Ally Auto Receivables Trust
Series 2019-4, Class A3,
1.84%, 6/17/2024 18,255 18,233
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 130,992
American Credit Acceptance
Receivables Trust
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 58,419 58,273
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 85,000 88,439
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 24,570
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 241,498
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 173,068
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 11,527 11,507
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 552,921
Series 2022-5A, Class A,
6.12%, 4/20/2027(a) 465,000 479,032
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 139,898 134,991
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 515,000 491,407
Series 2022-P3, Class A3,
4.61%, 11/10/2027 70,000 68,579
Series 2021-N2, Class B,
0.75%, 3/10/2028 47,266 43,365
Series 2021-N4, Class A1,
0.83%, 9/11/2028 235,173 227,999
Series 2021-N4, Class C,
1.72%, 9/11/2028 150,000 144,020
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 90,996 89,628
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 104,276 103,378
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 264,285
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 255,000 240,860
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 639,171
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 240,120 233,084
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 229,393
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 100,072 99,108
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 219,105
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 172,522
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 303,080
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 163,708
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 140,000 137,656
Series 2022-4, Class A2,
5.76%, 10/22/2029(a) 380,000 383,988
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 48,227 48,041
Series 2020-3A, Class C,
1.32%, 7/15/2025 88,776 87,909
Series 2021-2A, Class B,
0.57%, 9/15/2025 62,497 62,154
Series 2022-4A, Class A3,
4.33%, 2/17/2026 235,000 233,119
Series 2021-4A, Class B,
1.05%, 5/15/2026 365,000 357,232
Series 2022-3A, Class B,
4.86%, 12/15/2026 320,000 316,375
Series 2022-5A, Class B,
5.97%, 3/15/2027 360,000 362,407
Series 2022-6A, Class B,
6.03%, 8/16/2027 110,000 111,626
First Investors Auto Owner
Trust
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 23,710 23,480
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 350,000 329,756
Flagship Credit Auto Trust
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 29,637 29,517
Series 2022-1, Class A,
1.79%, 10/15/2026(a) 358,560 348,585
Series 2022-3, Class A3,
4.55%, 4/15/2027(a) 385,000 381,374
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 167,389
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 505,000 512,608
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 14,828 14,808

30 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-C, Class A3,
0.41%, 7/15/2025 176,581 171,578
Series 2021-A, Class A3,
0.30%, 8/15/2025 340,800 329,914
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 535,000 530,955
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 205,000 197,609
GLS Auto Receivables Issuer
Trust
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 94,953 93,496
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 464,443
GM Financial Automobile
Leasing Trust, Series
2021-1, Class A3, 0.26%,
2/20/2024 103,661 102,957
GM Financial Consumer
Automobile Receivables
Trust
Series 2022-2, Class A2,
2.52%, 5/16/2025 187,570 185,441
Series 2021-1, Class A3,
0.35%, 10/16/2025 119,839 116,131
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 12,908 12,886
Series 2022-A, Class A2A,
2.45%, 5/15/2025 63,789 63,246
Series 2021-A, Class A3,
0.37%, 4/15/2026 196,507 190,692
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 83,972 83,728
Series 2021-1, Class A3,
0.27%, 4/21/2025 184,957 179,565
NextGear Floorplan Master
Owner Trust, Series 2022-
1A, Class A2, 2.80%,
3/15/2027(a) 950,000 905,128
OneMain Direct Auto
Receivables Trust, Series
2022-1A, Class A2, 5.88%,
3/14/2029(a)(b) 585,000 585,551
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 119,080
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 292,698 290,513
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 200,315
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 173,680
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 143,134 141,565
Series 2020-3, Class C,
1.12%, 1/15/2026 151,485 150,296
Series 2022-7, Class A3,
5.75%, 4/15/2027 110,000 111,601
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 318,647
Series 2022-4, Class B,
4.42%, 11/15/2027 575,000 566,799
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 157,854
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 47,745 47,678
Series 2020-A, Class A3,
1.66%, 5/15/2024 349,855 348,307
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 200,000 197,645
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 230,000 228,225
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 107,426 106,527
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 78,094
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 562,796
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 504,712
World Omni Auto Receivables
Trust
Series 2019-C, Class A3,
1.96%, 12/16/2024 209,165 207,854
Series 2020-B, Class A3,
0.63%, 5/15/2025 186,394 183,425
Series 2022-D, Class A2A,
5.51%, 3/16/2026 465,000 466,203
World Omni Automobile Lease
Securitization Trust, Series
2022-A, Class A3, 3.21%,
2/18/2025 125,000 122,460
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 176,689
19,228,525

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Consumer Finance 0.1%
GM Financial Consumer
Automobile Receivables
Trust, Series 2023-1, Class
A3, 4.66%, 2/16/2028 90,000 90,307
Santander Drive Auto
Receivables Trust, Series
2023-1, Class C, 5.09%,
5/15/2030 115,000 114,746
205,053
Credit Card 0.3%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 444,518
Diversified Financial Services 0.9%
ACHV ABS TRUST, Series
2023-1PL, Class A, 6.42%,
3/18/2030(a) 105,000 105,014
CarNow Auto Receivables
Trust, Series 2023-
1A, Class A, 6.62%,
12/16/2024(a) 290,000 290,094
DT Auto Owner Trust, Series
2023-1A, Class B, 5.19%,
10/16/2028(a) 170,000 169,923
Flagship Credit Auto Trust
Series 2023-1, Class A2,
5.38%, 12/15/2026(a) 425,000 424,977
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 214,984
Westlake Automobile
Receivables Trust, Series
2023-1A, Class C, 5.74%,
8/15/2028(a) 120,000 119,951
1,324,943
Equipment Loans & Leases 0.3%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 27,408 27,054
GreatAmerica Leasing
Receivables Funding LLC,
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 34,578 34,528
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 397,785
459,367
Other 1.6%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 210,470
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 185,150 166,256
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 140,008 139,023
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 375,000 376,134
Marlette Funding Trust
Series 2021-3A, Class A,
0.65%, 12/15/2031(a) 62,071 61,364
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 139,253 138,311
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 391,891
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 894,619
2,378,068
Road & Rail 0.0%
†
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 100,000 100,423
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 171,783 166,923
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 111,051 101,967
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 109,073 96,393
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 40,167 35,933
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 337,326 295,802
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 734,034 636,104
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 4.86%,
2/25/2042(a)(b) 11,056 11,033
1,344,155
Total Asset-Backed Securities
(cost $26,198,295)
25,485,052
Collateralized Mortgage Obligations 0.9%
FHLMC REMICS
Series 2611, Class HD,
5.00%, 5/15/2023 1,885 1,880

32 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 3585, Class LA,
3.50%, 10/15/2024 2,014 1,988
Series 3721, Class PE,
3.50%, 9/15/2040 47,264 45,307
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 86,166 81,121
Series 2012-93, Class DP,
1.50%, 9/25/2027 75,718 71,433
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 6,835 6,679
Series 2009-88, Class QE,
3.00%, 9/16/2039 3,335 3,323
Series 2011-39, Class NE,
3.50%, 9/16/2039 41,865 41,088
Series 2010-H22, Class FE,
4.53%, 5/20/2059(b) 21,284 21,176
Series 2010-H02, Class FA,
5.07%, 2/20/2060(b) 174,222 173,072
Series 2011-H11, Class FA,
4.68%, 3/20/2061(b) 130,692 130,131
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,363 4,162
Series 2012-H18, Class NA,
4.70%, 8/20/2062(b) 44,227 44,041
Series 2016-H13, Class FT,
4.76%, 5/20/2066(b) 21,955 21,903
Series 2017-H25, Class FD,
4.33%, 12/20/2067(b) 47,430 46,654
Series 2019-H01, Class FJ,
4.48%, 9/20/2068(b) 75,999 75,529
Series 2019-H01, Class FT,
4.58%, 10/20/2068(b) 207,160 206,317
Series 2019-H13, Class FT,
5.18%, 8/20/2069(b) 351,228 351,031
Total Collateralized Mortgage Obligations
(cost $1,348,549)
1,326,835
Commercial Mortgage-Backed Securities 5.2%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.33%,
10/15/2038(a)(b) 680,000 635,017
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
6.60%, 10/15/2037(a)(b) 425,000 414,883
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 679,278 666,592
BPR Trust
Series 2022-OANA, Class
A, 6.38%, 4/15/2037(a)(b) 200,000 196,996
Series 2021-NRD, Class A,
6.01%, 12/15/2038(a)(b) 350,000 329,180
Series 2022-SSP, Class A,
7.48%, 5/15/2039(a)(b) 455,000 451,819
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 321,920
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.41%, 10/15/2038(a)(b) 680,000 661,276
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 360,500
DROP Mortgage Trust, Series
2021-FILE, Class A, 5.61%,
10/15/2043(a)(b) 525,000 502,649
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 268,086
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 91,779
Med Trust, Series 2021-
MDLN, Class A, 5.41%,
11/15/2038(a)(b) 249,259 243,021
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.20%, 8/15/2046(b) 565,000 558,050
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 452,961 365,737
OPG Trust, Series 2021-
PORT, Class A, 4.94%,
10/15/2036(a)(b) 538,019 520,193
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 5.93%,
11/15/2027(a)(b) 336,810 233,439
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,007,345
Total Commercial Mortgage-Backed
Securities
(cost $8,340,289) 7,828,482
Corporate Bonds 57.3%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 22,832
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 256,689

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 113,920
370,609
Automobiles 1.5%
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 747,861
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 674,248
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 488,420
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 327,266
2,237,795
Banks 15.9%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 545,000 564,027
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 283,753
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 295,000 284,523
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 584,091
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 449,800
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 356,040
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 201,570
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 257,516
Bank of Montreal ,
Series H, 4.70%, 9/14/2027 170,000 170,710
5.20%, 2/1/2028 740,000 754,642
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 630,000 631,222
Banque Federative du Credit
Mutuel SA ,
4.75%, 7/13/2027(a) 425,000 421,754
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 745,000 808,029
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 541,516
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.12%, 1/13/2029(a)(c) 530,000 534,420
CaixaBank SA ,
(SOFR + 2.70%), 6.21%,
1/18/2029(a)(c) 400,000 405,755
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 89,967
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 450,000 433,236
Commonwealth Bank of
Australia ,
5.08%, 1/10/2025 740,000 745,753
Credit Agricole SA ,
5.30%, 7/12/2028(a) 500,000 510,471
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 638,780
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.47%, 1/9/2026(a)(c) 485,000 492,430
DNB Bank ASA ,
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 770,000 778,994
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 255,813
Huntington National Bank
(The) ,
5.65%, 1/10/2030 280,000 291,333
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 289,149
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 1,125,000 1,134,077
KeyBank NA ,
5.85%, 11/15/2027 415,000 434,894
National Australia Bank Ltd. ,
4.94%, 1/12/2028 295,000 301,726
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 600,000 589,287
National Securities Clearing
Corp. ,
5.10%, 11/21/2027(a) 495,000 506,217
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 402,584
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.62%), 5.35%,
12/2/2028(c) 180,000 185,299

34 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c)(d) 125,000 135,098
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 140,000 141,218
Royal Bank of Canada ,
6.00%, 11/1/2027 495,000 522,896
4.90%, 1/12/2028 220,000 221,868
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 583,621
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 535,000 553,758
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 535,000 558,243
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
6.45%, 1/10/2029(a)(c) 745,000 772,803
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.10%),
7.78%, 11/16/2025(a)(c) 215,000 224,305
6.30%, 1/9/2029(a) 575,000 599,496
Swedbank AB ,
5.34%, 9/20/2027(a) 490,000 495,844
Toronto-Dominion Bank (The) ,
5.16%, 1/10/2028 740,000 755,054
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 750,000 754,238
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 215,000 211,251
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 412,780
US Bancorp ,
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 425,000 424,362
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c)(d) 795,000 776,691
Westpac Banking Corp. ,
5.46%, 11/18/2027 95,000 98,996
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 425,000 422,745
23,994,645
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.7%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 550,977
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 484,449
1,035,426
Capital Markets 5.4%
Ares Capital Corp. ,
2.88%, 6/15/2028(d) 310,000 261,789
Barings BDC, Inc. ,
3.30%, 11/23/2026 105,000 92,570
Blackstone Holdings Finance
Co. LLC ,
5.90%, 11/3/2027(a) 150,000 156,157
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 485,000 415,338
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 290,000 235,716
Credit Suisse AG ,
5.00%, 7/9/2027(d) 350,000 331,988
Credit Suisse Group AG ,
(SOFR + 3.70%), 6.44%,
8/11/2028(a)(c) 625,000 604,469
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 240,000 242,642
5.37%, 9/9/2027 395,000 404,847
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 310,000 326,193
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 85,007
3.25%, 7/15/2027 200,000 173,764
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 214,831
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 355,000 311,327
Hercules Capital, Inc. ,
3.38%, 1/20/2027 290,000 256,081
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 1,750
Main Street Capital Corp. ,
3.00%, 7/14/2026 370,000 325,922
Morgan Stanley ,
(SOFR + 0.46%), 4.76%,
1/25/2024(c) 1,080,000 1,078,941
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 827,762
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 210,000 201,060
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 420,000 377,468
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 290,735

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 115,000 112,276
7.75%, 9/16/2027(a) 60,000 60,454
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 404,183
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.05%),
4.70%, 8/5/2027(a)(c) 295,000 291,172
8,084,442
Chemicals 0.6%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 575,000 582,424
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 340,314
922,738
Consumer Finance 4.0%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 272,940
Ally Financial, Inc. ,
4.75%, 6/9/2027 235,000 227,672
7.10%, 11/15/2027 335,000 353,545
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 339,126
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 195,880
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 24,152
(SOFR + 2.08%), 1.00%,
2/1/2029(c) 500,000 503,183
Caterpillar Financial Services
Corp. ,
4.80%, 1/6/2026 420,000 425,610
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 465,000 431,177
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 615,000 626,558
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 66,404
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 184,789
John Deere Capital Corp. ,
4.75%, 1/20/2028 590,000 602,498
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 469,750
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 959,624
Synchrony Financial ,
4.88%, 6/13/2025 220,000 215,745
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
4.63%, 1/12/2028 205,000 207,084
6,105,737
Containers & Packaging 0.5%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 181,108
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 613,736
794,844
Diversified Financial Services 0.9%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 328,312
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 305,960
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 378,306
Synchrony Bank ,
5.40%, 8/22/2025 305,000 303,774
1,316,352
Diversified Telecommunication Services 0.3%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 397,316
Electric Utilities 4.3%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 815,477
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 4.92%,
11/1/2023(c) 1,085,000 1,080,787
2.03%, 3/15/2024 255,000 246,408
Edison International ,
4.70%, 8/15/2025 585,000 576,342
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,143,274
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 498,477
(United States SOFR
Compounded Index
+ 0.40%), 4.74%,
11/3/2023(c) 170,000 169,762
4.26%, 9/1/2024 480,000 475,878
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 465,000 456,418
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 716,630
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 367,787
6,547,240

36 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 186,966
Entertainment 0.5%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 555,000 543,935
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 285,000 267,107
811,042
Equity Real Estate Investment Trusts (REITs) 1.4%
Digital Realty Trust LP ,
5.55%, 1/15/2028 185,000 189,035
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 657,541
GLP Capital LP ,
5.25%, 6/1/2025 600,000 595,548
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 390,000 377,054
Office Properties Income
Trust ,
4.50%, 2/1/2025 350,000 325,624
2,144,802
Food Products 0.5%
JBS USA LUX SA ,
5.13%, 2/1/2028(a)(d) 805,000 787,470
Gas Utilities 0.2%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 259,190
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a) 735,000 741,281
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 128,019
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 394,187
5.63%, 4/23/2025(f) 65,000 65,609
587,815
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 300,229
Insurance 5.6%
Assurant, Inc. ,
4.20%, 9/27/2023 227,000 225,321
Athene Global Funding ,
2.50%, 3/24/2028(a) 380,000 330,711
Athene Holding Ltd. ,
6.65%, 2/1/2033 110,000 116,222
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 245,840
1.75%, 1/13/2025(a) 375,000 348,288
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 414,035
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 595,000 600,400
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(a) 185,000 189,608
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 383,467
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 545,426
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 909,916
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 460,000 430,304
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 202,000 199,428
Metropolitan Life Global
Funding I ,
0.90%, 6/8/2023(a) 445,000 438,711
New York Life Global Funding ,
4.85%, 1/9/2028(a) 560,000 570,204
Pricoa Global Funding I ,
1.15%, 12/6/2024(a) 955,000 891,206
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 460,000 429,809
4.71%, 7/6/2027(a) 395,000 391,580
RGA Global Funding ,
2.70%, 1/18/2029(a) 360,000 315,600
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 425,361
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 121,544
8,522,981
Internet & Direct Marketing Retail 0.2%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 335,907
IT Services 1.4%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 555,000 549,311
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 257,779
International Business
Machines Corp. ,
4.50%, 2/6/2028 750,000 751,819
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 569,398
2,128,307

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.6%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 226,947
3.95%, 5/23/2025 525,000 513,821
5.45%, 10/14/2025 170,000 172,789
913,557
Metals & Mining 0.4%
ArcelorMittal SA ,
6.55%, 11/29/2027 435,000 454,387
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 187,762
642,149
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 288,186
3.75%, 12/31/2024(a) 355,000 337,134
625,320
Multi-Utilities 1.8%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 286,248
DTE Energy Co. ,
4.22%, 11/1/2024(f) 520,000 513,937
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 653,004
Sempra Energy ,
3.70%, 4/1/2029 165,000 155,648
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,075,308
2,684,145
Oil, Gas & Consumable Fuels 1.5%
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 365,000 364,434
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a)(d) 520,000 523,250
EQT Corp. ,
6.13%, 2/1/2025(f) 240,000 242,357
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 68,727
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 225,000 224,209
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 912,166
2,335,143
Pharmaceuticals 0.9%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 689,959
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 375,630
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 213,613
1,279,202
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 138,120
Road & Rail 1.2%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 203,037
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 840,458
4.00%, 7/15/2025(a) 45,000 43,496
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 242,821
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 480,929
1,810,741
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 229,707
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 597,240
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 330,228
Micron Technology, Inc. ,
6.75%, 11/1/2029 395,000 421,306
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 100,000 93,568
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 516,892
2,188,941
Software 0.9%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 220,206
Open Text Corp. ,
6.90%, 12/1/2027(a) 165,000 168,919
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 982,172
1,371,297
Specialty Retail 0.3%
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 398,243
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
5.85%, 7/15/2025 390,000 397,390
5.25%, 2/1/2028 400,000 403,339
Western Digital Corp. ,
2.85%, 2/1/2029 85,000 69,282
870,011
Tobacco 0.6%
BAT International Finance plc ,
4.45%, 3/16/2028 940,000 899,670
Trading Companies & Distributors 1.0%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 481,675
0.80%, 8/18/2024 200,000 186,341
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 287,693

38 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 511,904
1,467,613
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 314,241
Total Corporate Bonds
(cost $88,752,219)
86,574,359
Mortgage-Backed Securities 0.5%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 10,793 10,715
Pool# G13746
4.50%, 1/1/2025 17,851 18,077
Pool# G13888
5.00%, 6/1/2025 1,768 1,799
Pool# J19197
3.00%, 5/1/2027 96,102 93,229
Pool# C00748
6.00%, 4/1/2029 4,080 4,271
Pool# C01418
5.50%, 10/1/2032 30,471 31,725
Pool# G01740
5.50%, 12/1/2034 16,719 17,494
Pool# G04342
6.00%, 4/1/2038 20,825 21,959
FHLMC Non Gold Pool
Pool# 972136
4.35%, 1/1/2034(b) 18,581 18,699
Pool# 848191
3.98%, 12/1/2034(b) 109,148 107,267
FNMA Pool# 815323 ,
5.34%, 1/1/2035 (b) 28,398
28,399
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 1,311 1,332
Pool# 931892
4.50%, 9/1/2024 69,926 70,731
Pool# AL0802
4.50%, 4/1/2025 13,292 13,445
Pool# AB2518
4.00%, 3/1/2026 17,792 17,668
Pool# AB4998
3.00%, 4/1/2027 171,954 166,591
Pool# 190307
8.00%, 6/1/2030 368 388
Pool# 253516
8.00%, 11/1/2030 272 283
Pool# 725773
5.50%, 9/1/2034 36,999 38,672
Pool# 811773
5.50%, 1/1/2035 36,346 38,073
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA Pool# 5080 ,
4.00%, 6/20/2026 23,944
23,718
Total Mortgage-Backed Securities
(cost $741,221)
724,535
U.S. Treasury Obligations 15.6%
U.S. Treasury Notes
4.38%, 10/31/2024 6,920,000 6,922,703
4.25%, 12/31/2024 14,480,000 14,480,000
4.13%, 1/31/2025 2,140,000 2,137,576
Total U.S. Treasury Obligations
(cost $23,549,834)
23,540,279
Short-Term Investment 1.2%
U.S. Treasury Obligation 1.2%
U.S. Treasury Bills, 4.48%,
3/2/2023 1,890,000 1,883,274
Total Short-Term Investment
(cost $1,883,225)
1,883,274
Repurchase Agreement 0.5%
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $809,547,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$825,737. (g) 809,450 809,450
Total Repurchase Agreement
(cost $809,450)
809,450
Total Investments
(cost $151,623,082) — 98.0%
148,172,266
Other assets in excess of
liabilities — 2.0% 3,010,241
NET ASSETS — 100.0%
$ 151,182,507

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 39
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $57,064,837 which represents 37.75% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(d) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $1,740,581, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $809,450 and by $970,262 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.38%, and maturity dates ranging
from 5/31/2023 – 2/15/2049, a total value of $1,779,712.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $809,450.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 16 3/2023 USD 3,290,375 13,471
Total long contracts 13,471
Short Contracts
U.S. Treasury 5 Year Note (31) 3/2023 USD (3,386,508) (36,638)
U.S. Treasury 10 Year Ultra Note (27) 3/2023 USD (3,272,484) (53,877)
Total short contracts (90,515)
Net contracts (77,044)
As of January 31, 2023, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

40 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Short Term Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,485,052 $ – $ 25,485,052
Collateralized Mortgage Obligations – 1,326,835 – 1,326,835
Commercial Mortgage-Backed Securities – 7,828,482 – 7,828,482
Corporate Bonds – 86,574,359 – 86,574,359
Futures Contracts 13,471 – – 13,471
Mortgage-Backed Securities – 724,535 – 724,535
Repurchase Agreement – 809,450 – 809,450
Short-Term Investment – 1,883,274 – 1,883,274
U.S. Treasury Obligations – 23,540,279 – 23,540,279
Total Assets $ 13,471 $ 148,172,266 $ – $ 148,185,737
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (90,515) $ – $ – $ (90,515)
Total Liabilities $ (90,515) $ – $ – $ (90,515)
Total $ (77,044) $ 148,172,266 $ – $ 148,095,222

42 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 13,471
Total $ 13,471
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (90,515)
Total $ (90,515)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities 9.4%
Principal
Amount ($) Value ($)
Automobiles 7.8%
American Credit Acceptance
Receivables Trust
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 175,257 174,820
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 480,619 473,289
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 130,000 135,259
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 157,248
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 616,986
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 756,388
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 514,260
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 950,635
Series 2022-5A, Class A,
6.12%, 4/20/2027(a) 730,000 752,029
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,690,000 1,612,581
Series 2022-P3, Class A3,
4.61%, 11/10/2027 270,000 264,519
Series 2021-N2, Class B,
0.75%, 3/10/2028 134,527 123,423
Series 2021-N4, Class C,
1.72%, 9/11/2028 480,000 460,863
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 253,242 251,061
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 626,029
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 545,598
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 600,648
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 530,000 500,611
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,390,836
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 704,699 684,051
Drive Auto Receivables Trust
Series 2021-2, Class B,
0.58%, 12/15/2025 598,163 591,963
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 717,462
DT Auto Owner Trust
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 86,628 86,124
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 222,383 220,239
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 502,778
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 643,462
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,038,525
Enterprise Fleet Financing
LLC, Series 2022-3, Class
A2, 4.38%, 7/20/2029(a) 290,000 285,145
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 105,578 105,172
Series 2021-2A, Class B,
0.57%, 9/15/2025 179,479 178,494
Series 2021-4A, Class B,
1.05%, 5/15/2026 1,140,000 1,115,737
Series 2022-3A, Class B,
4.86%, 12/15/2026 945,000 934,295
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,122,454
Series 2022-6A, Class B,
6.03%, 8/16/2027 355,000 360,247
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 45,468 45,189
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 114,919
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 478,253
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 796,826
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 353,470
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,842,053
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 885,794
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 635,000 612,106
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 518,048
GLS Auto Receivables Issuer
Trust
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 15,157 15,130
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 532,491
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 340,250 335,029
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,503,454
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 68,995 68,227

44 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 302,566
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 99,849
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 633,554
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 382,095
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 367,287 363,260
Series 2022-1, Class B,
2.36%, 8/17/2026 975,000 946,848
Series 2022-5, Class B,
4.43%, 3/15/2027 460,000 454,010
Series 2022-7, Class A3,
5.75%, 4/15/2027 175,000 177,548
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 955,942
Series 2022-4, Class B,
4.42%, 11/15/2027 860,000 847,734
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 376,065
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 315,000 311,292
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 490,000 486,218
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 240,894 238,880
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 297,733
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,604,461
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 600,774
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,580,172
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 123,999 123,075
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 553,314
38,929,610
Asset-Backed Securities
Principal
Amount ($) Value ($)
Consumer Finance 0.0%
†
Santander Drive Auto
Receivables Trust, Series
2023-1, Class C, 5.09%,
5/15/2030 185,000 184,591
Diversified Financial Services 0.1%
DT Auto Owner Trust, Series
2023-1A, Class B, 5.19%,
10/16/2028(a) 280,000 279,874
Westlake Automobile
Receivables Trust, Series
2023-1A, Class C, 5.74%,
8/15/2028(a) 275,000 274,888
554,762
Equipment Loans & Leases 0.1%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 610,885
Other 1.1%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 636,195
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 577,414 518,493
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 196,886 195,501
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 91,844 89,573
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,180,026
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,867,030
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 890,475 847,445
5,334,263
Road & Rail 0.1%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 295,000 296,248
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 259,038 251,710
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 229,505 210,732
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 275,579 252,270

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 45
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 101,220 90,551
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 166,507 160,465
965,728
Total Asset-Backed Securities
(cost $48,378,524)
46,876,087
Collateralized Mortgage Obligations 7.1%
FHLMC REMICS
Series 5065, Class HI, IO,
4.92%, 4/15/2042(b) 1,938,113 338,070
Series 5115, Class FD,
4.00%, 8/15/2043(b) 2,167,345 2,080,890
Series 5065, Class EI, IO,
5.43%, 11/25/2044(b) 428,948 90,804
Series 5094, Class , IO,
1.55%, 12/15/2048(b) 883,475 61,791
Series 5214, Class BI, IO,
0.90%, 4/25/2052(b) 124,155 4,903
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 38,146
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.09%, 5/25/2034(b) 1,082,154 132,347
Series 2016-32, Class SA,
IO, 1.59%, 10/25/2034(b) 5,253,523 395,310
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,029,327 404,428
Series 2010-57, Class SA,
IO, 1.94%, 6/25/2040(b) 1,525,017 141,392
Series 2010-63, Class SA,
IO, 1.99%, 6/25/2040(b) 1,325,079 122,003
Series 2010-118, Class SN,
IO, 2.09%, 10/25/2040(b) 6,774,723 797,689
Series 2013-18, Class FB,
4.86%, 10/25/2041(b) 120,039 119,817
Series 2013-117, Class Z,
3.50%, 11/25/2043 6,399,021 6,048,129
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 292,802 45,007
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 224,766 24,907
Series 2018-4, Class FM,
4.81%, 2/25/2048(b) 297,933 287,533
Series 2019-31, Class FA,
4.91%, 7/25/2049(b) 1,310,403 1,289,385
Series 2021-24, Class , IO,
1.16%, 3/25/2059(b) 3,732,728 272,647
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,673,183 3,976,074
Series 2019-21, Class , IO,
4.50%, 2/20/2049 4,087,608 623,271
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 484,833 35,004
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 169,375 17,530
Series 2012-H20, Class PT,
5.39%, 7/20/2062(b) 467,033 465,739
Series 2018-H02, Class ZJ,
4.54%, 10/20/2064(b) 560,684 553,281
Series 2017-H12, Class EZ,
4.67%, 6/20/2066(b) 659,827 654,476
Series 2017-H13, Class JZ,
5.05%, 5/20/2067(b) 132,591 134,098
Series 2017-H22, Class FD,
4.38%, 11/20/2067(b) 40,825 40,383
Series 2017-H25, Class FD,
4.33%, 12/20/2067(b) 61,846 60,834
Series 2021-H08, Class IA,
IO, 0.43%, 1/20/2068(b) 636,674 8,789
Series 2019-H01, Class FT,
4.58%, 10/20/2068(b) 4,176,618 4,159,618
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 4,350,559 4,261,008
Series 2019-H05, Class FT,
5.16%, 4/20/2069(b) 2,924,818 2,925,964
Series 2019-H13, Class FT,
5.18%, 8/20/2069(b) 431,867 431,625
Series 2019-H18, Class DF,
4.58%, 10/20/2069(b) 458,260 454,202
Series 2021-H03, Class ,
IO, 0.35%, 4/20/2070(b) 5,696,600 23,145
Series 2022-H09, Class GF,
4.21%, 4/20/2072(b) 2,577,376 2,554,927
Series 2022-H22, Class FE,
3.89%, 9/20/2072(b) 970,595 963,823
Total Collateralized Mortgage Obligations
(cost $37,173,963)
35,038,989
Commercial Mortgage-Backed Securities 8.1%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 906,625
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,771,930
Series 2022-BNK40, Class
A4, 3.39%, 3/15/2064(b) 790,000 720,031
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,265,713
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.60%, 10/15/2037(a)(b) 1,095,000 1,068,934
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,263,013
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,018,792
BPR Trust
Series 2022-OANA, Class
A, 6.38%, 4/15/2037(a)(b) 605,000 595,911
Series 2021-NRD, Class A,
6.01%, 12/15/2038(a)(b) 815,000 766,519

46 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 817,312
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 99,633 87,278
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 676,423
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 306,636
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 940,039
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 483,149 42,351
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,768,207 133,088
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,872,856 115,148
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,256,675 147,701
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,429,674 146,266
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,051,051 43,622
Series K157, Class A3,
3.99%, 8/25/2033(b) 1,870,000 1,813,812
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 965,647 61,824
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,805,431 236,572
Series K146, Class X1, IO,
0.23%, 6/25/2054(b) 5,009,204 101,033
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,603,505 70,038
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,478,935 37,985
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 696,013 44,365
Series 2020-M37, Class X,
IO, 1.03%, 4/25/2032(b) 1,209,831 67,833
Series 2020-M43, Class X1,
IO, 2.07%, 8/25/2034(b) 5,517,556 587,206
Series 2020-M36, Class X1,
IO, 1.50%, 9/25/2034(b) 917,193 73,274
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,227,964 338,523
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 819,524 47,468
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,861,535 174,221
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,948,877 226,319
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,731,308 193,888
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,525,129 164,650
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,439,651 96,373
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,234,080 145,832
Series 2021-12, Class , IO,
0.97%, 3/16/2063(b) 3,085,964 215,032
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,366,860 186,652
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,956,145 260,923
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,047,230 212,431
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,497,519 250,026
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 4,014,948 283,085
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,123,133 255,361
Series 2021-10, Class , IO,
0.98%, 5/16/2063(b) 690,879 51,252
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,844,008 265,292
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,686,069 239,013
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,085,725 141,767
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,500,455 180,344
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 792,768
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 215,680
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,059,530
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 371,929
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,779,189
Med Trust, Series 2021-
MDLN, Class A, 5.41%,
11/15/2038(a)(b) 752,764 733,922
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.20%, 8/15/2046(b) 1,130,000 1,116,100
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.03%, 2/15/2039(a)(b) 1,495,000 1,430,068
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 5.93%,
11/15/2027(a)(b) 655,893 454,592

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 47
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UBS-Barclays Commercial
Mortgage Trust, Series
2013-C6, Class A4, 3.24%,
4/10/2046 1,341,473 1,334,442
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,505,000 1,493,649
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,836,144
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,322,909
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,422,880
Total Commercial Mortgage-Backed
Securities
(cost $44,197,252) 40,219,528
Corporate Bonds 40.3%
Auto Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 330,626
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 986,337
1,316,963
Automobiles 0.4%
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 919,444
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 380,048
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 471,909
1,771,401
Banks 14.6%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 1,000,000 844,377
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 1,685,000 1,743,826
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 841,801
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 925,000 892,148
Banco Santander SA ,
3.89%, 5/24/2024 1,400,000 1,379,300
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 613,180
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 510,000 514,005
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,305,039
Bank of Montreal ,
Series H, 4.70%, 9/14/2027 530,000 532,214
5.20%, 2/1/2028 2,410,000 2,457,686
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 956,303
2.29%, 1/27/2027(a) 1,195,000 1,088,596
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 2,070,000 2,074,016
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 985,000 937,359
Barclays plc ,
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 534,041
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 1,080,000 1,216,845
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.12%, 1/13/2029(a)(c) 1,715,000 1,729,302
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 903,232
CaixaBank SA ,
(SOFR + 2.70%), 6.21%,
1/18/2029(a)(c) 1,290,000 1,308,560
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025 1,490,000 1,466,316
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 374,073
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 513,032
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 1,330,000 1,280,453
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,288,267
5.30%, 7/12/2028(a) 1,690,000 1,725,391
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,114,151
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 879,635

48 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Danske Bank A/S,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.47%, 1/9/2026(a)(c) 1,085,000 1,101,621
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 994,725
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 1,435,000 1,451,761
HSBC Holdings plc ,
(SOFR + 4.25%), 8.11%,
11/3/2033(c) 645,000 739,925
Huntington National Bank
(The) ,
5.65%, 1/10/2030 945,000 983,249
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 805,000 831,304
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 2,445,000 2,464,727
KeyBank NA ,
5.85%, 11/15/2027 1,380,000 1,446,155
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 900,037
National Australia Bank Ltd. ,
4.94%, 1/12/2028 965,000 987,001
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 1,580,000 1,551,789
National Securities Clearing
Corp. ,
5.10%, 11/21/2027(a) 1,170,000 1,196,514
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 1,913,252
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.62%), 5.35%,
12/2/2028(c) 575,000 591,927
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c)(d) 540,000 583,624
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 445,000 448,870
Royal Bank of Canada ,
6.00%, 11/1/2027 1,555,000 1,642,634
4.90%, 1/12/2028 795,000 801,750
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,411,215
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 1,645,000 1,702,675
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 1,945,000 2,029,501
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA ,
7.37%, 1/10/2053(a) 680,000 737,401
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.10%),
7.78%, 11/16/2025(a)(c) 705,000 735,511
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 595,000 535,580
6.30%, 1/9/2029(a) 1,820,000 1,897,536
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 1,560,000 1,333,621
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a)(d) 1,505,000 1,433,297
2.55%, 3/10/2025(a) 280,000 265,488
Swedbank AB ,
5.34%, 9/20/2027(a) 495,000 500,903
Toronto-Dominion Bank (The) ,
5.16%, 1/10/2028 2,405,000 2,453,927
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 635,000 623,926
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 1,050,000 1,064,070
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 988,857
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 1,715,000 1,698,411
Westpac Banking Corp. ,
5.46%, 11/18/2027 330,000 343,882
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 1,345,000 1,337,862
72,237,676
Beverages 0.3%
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,697,915
Building Products 0.2%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 1,130,000 912,191
Capital Markets 4.5%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 43,395
2.88%, 6/15/2028(d) 870,000 734,698
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 606,183

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 766,612
Barings BDC, Inc. ,
3.30%, 11/23/2026 335,000 295,343
Blackstone Holdings Finance
Co. LLC ,
5.90%, 11/3/2027(a) 460,000 478,881
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 1,960,000 1,678,478
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 940,000 764,046
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 580,000 484,412
Credit Suisse AG ,
5.00%, 7/9/2027(d) 1,275,000 1,209,386
Credit Suisse Group AG ,
(SOFR + 3.70%), 6.44%,
8/11/2028(a)(c) 1,900,000 1,837,587
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 455,000 460,009
5.37%, 9/9/2027 335,000 343,352
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 1,010,000 1,062,756
FS KKR Capital Corp. ,
3.13%, 10/12/2028 705,000 603,854
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 770,000 689,250
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,100,000 964,676
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,215,000 1,072,891
JAB Holdings BV ,
4.50%, 4/8/2052(a) 685,000 510,356
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 14,000
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,205,000 1,061,447
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 660,000 631,902
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 1,380,000 1,240,253
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,088,243
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 196,949
4.25%, 1/15/2026 490,000 461,551
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 355,000 346,593
7.75%, 9/16/2027(a) 210,000 211,588
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 1,525,000 1,400,861
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.05%),
4.70%, 8/5/2027(a)(c) 980,000 967,284
22,226,836
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 383,929
5.00%, 6/30/2032 465,000 453,297
837,226
Consumer Finance 2.8%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 833,440
Ally Financial, Inc. ,
4.75%, 6/9/2027 705,000 683,016
7.10%, 11/15/2027 1,090,000 1,150,342
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 549,421
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 62,797
(SOFR + 2.08%), 1.00%,
2/1/2029(c) 1,145,000 1,152,288
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 415,000 314,690
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 270,000 214,523
Caterpillar Financial Services
Corp. ,
4.80%, 1/6/2026 1,365,000 1,383,233
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,390,000 1,416,122
6.00%, 1/9/2028 725,000 746,140
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 535,000 507,517
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 378,818
John Deere Capital Corp. ,
4.75%, 1/20/2028 1,925,000 1,965,777
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 740,212
Synchrony Financial ,
4.88%, 6/13/2025 835,000 818,849
Toyota Motor Credit Corp. ,
4.63%, 1/12/2028 760,000 767,725
13,684,910
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 533,536

50 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors 0.1%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 735,000 697,783
Diversified Financial Services 1.0%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,027,028
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 779,242
Equitable Holdings, Inc. ,
5.59%, 1/11/2033 905,000 926,583
Jackson Financial, Inc. ,
4.00%, 11/23/2051 455,000 315,002
ORIX Corp. ,
3.25%, 12/4/2024 635,000 616,310
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 255,887
Synchrony Bank ,
5.40%, 8/22/2025 890,000 886,421
4,806,473
Electric Utilities 1.8%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 198,383
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 810,000 772,845
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 656,094
Commonwealth Edison Co. ,
5.30%, 2/1/2053 755,000 804,498
Edison International ,
4.70%, 8/15/2025 1,790,000 1,763,510
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 988,396
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 475,231
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 663,970
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
3.80%, 3/15/2082(c) 615,000 537,269
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 905,000 895,884
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,142,593
8,898,673
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc. ,
5.50%, 6/1/2032 535,000 527,269
CDW LLC ,
3.28%, 12/1/2028 1,425,000 1,252,340
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
6.00%, 1/15/2028 585,000 607,640
2,387,249
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
5.14%, 3/15/2052(a) 730,000 606,309
Equity Real Estate Investment Trusts (REITs) 0.7%
Digital Realty Trust LP ,
5.55%, 1/15/2028 600,000 613,086
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 1,210,000 1,169,834
Office Properties Income
Trust ,
4.50%, 2/1/2025 405,000 376,794
2.40%, 2/1/2027 300,000 230,623
3.45%, 10/15/2031 580,000 406,876
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 395,931
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 290,778
3,483,922
Food Products 0.3%
JBS USA LUX SA ,
6.50%, 12/1/2052(a) 1,250,000 1,276,863
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 264,381
1,541,244
Gas Utilities 0.1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 517,179
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a) 1,150,000 1,159,828
Health Care Providers & Services 0.1%
McKesson Corp. ,
1.30%, 8/15/2026(d) 480,000 428,288
Hotels, Restaurants & Leisure 0.1%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 324,113
Household Durables 0.1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 573,255
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 757,720
Insurance 4.4%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 690,651
Assurant, Inc. ,
4.20%, 9/27/2023 425,000 421,857

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
2.50%, 3/24/2028(a) 780,000 678,829
Athene Holding Ltd. ,
6.65%, 2/1/2033 750,000 792,420
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 925,516
1.75%, 1/13/2025(a) 955,000 886,973
CNO Global Funding ,
2.65%, 1/6/2029(a) 1,520,000 1,324,911
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 912,171
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 963,668
1.80%, 3/8/2028(a) 380,000 326,835
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(a) 610,000 625,194
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 865,260
2.00%, 9/20/2028(a) 1,020,000 866,230
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 448,890
2.25%, 1/6/2027(a) 1,515,000 1,361,667
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,100,123
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 496,521
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,470,000 1,375,101
3.88%, 6/11/2025(a) 195,000 188,505
New York Life Global Funding ,
4.85%, 1/9/2028(a) 1,260,000 1,282,959
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,060,000 990,428
4.71%, 7/6/2027(a) 1,240,000 1,229,264
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 223,272
2.75%, 5/7/2025(a) 1,270,000 1,202,134
RGA Global Funding ,
2.70%, 1/18/2029(a) 1,160,000 1,016,932
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 504,184
21,700,495
Internet & Direct Marketing Retail 0.1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 513,026
IT Services 1.0%
DXC Technology Co. ,
2.38%, 9/15/2028 1,545,000 1,330,782
Fidelity National Information
Services, Inc. ,
5.63%, 7/15/2052 650,000 654,494
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 806,144
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
4.50%, 2/6/2028 1,240,000 1,243,008
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 644,319
1.35%, 3/15/2026(d) 235,000 209,080
4,887,827
Leisure Products 0.1%
Brunswick Corp. ,
4.40%, 9/15/2032 650,000 562,104
Machinery 0.5%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 552,568
3.95%, 5/23/2025 1,540,000 1,507,209
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 367,309
2,427,086
Metals & Mining 0.3%
ArcelorMittal SA ,
6.55%, 11/29/2027 1,410,000 1,472,840
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 286,584
1,759,424
Multiline Retail 0.2%
Target Corp. ,
4.80%, 1/15/2053(d) 1,230,000 1,242,744
Multi-Utilities 0.5%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 671,642
Puget Energy, Inc. ,
4.22%, 3/15/2032 470,000 429,307
Sempra Energy ,
3.70%, 4/1/2029 495,000 466,944
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 849,082
2,416,975
Oil, Gas & Consumable Fuels 0.8%
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 1,030,000 1,026,378
MPLX LP ,
4.95%, 3/14/2052 435,000 385,536
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 522,288
Targa Resources Corp. ,
6.50%, 2/15/2053 1,205,000 1,255,994
Williams Cos., Inc. (The) ,
5.30%, 8/15/2052 625,000 603,907
3,794,103
Pharmaceuticals 0.1%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 590,276

52 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.6%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 495,788
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,307,932
4.00%, 7/15/2025(a) 400,000 386,633
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 738,372
2,928,725
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 684,432
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 935,677
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 847,750
0.97%, 2/15/2024 240,000 229,753
Micron Technology, Inc. ,
6.75%, 11/1/2029 1,215,000 1,295,915
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 320,000 299,418
4,292,945
Software 0.2%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 572,535
Open Text Corp. ,
6.90%, 12/1/2027(a) 515,000 527,231
1,099,766
Specialty Retail 0.4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 772,726
4.50%, 10/1/2025 675,000 664,039
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 499,785
1,936,550
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.25%, 2/1/2028 1,315,000 1,325,976
NetApp, Inc. ,
1.88%, 6/22/2025(d) 535,000 497,723
Seagate HDD Cayman ,
4.88%, 3/1/2024(d) 685,000 677,900
Western Digital Corp. ,
3.10%, 2/1/2032 130,000 99,578
2,601,177
Thrifts & Mortgage Finance 0.4%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,298,206
4.85%, 7/27/2027(a) 955,000 953,422
2,251,628
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 539,166
5.85%, 12/15/2027 605,000 617,459
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 771,539
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 829,981
2,758,145
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 558,650
Total Corporate Bonds
(cost $213,222,031)
199,722,336
Foreign Government Security 0.2%
MEXICO 0.2%
United Mexican States,
4.88%, 5/19/2033 945,000 907,225
Total Foreign Government Security
(cost $927,834)
907,225
Mortgage-Backed Securities 16.8%
FHLMC UMBS Pool
Pool# SD1345
2.50%, 10/1/2051 1,944,880 1,705,847
Pool# SD8200
2.50%, 3/1/2052 2,159,997 1,892,992
Pool# SD8205
2.50%, 4/1/2052 3,394,300 2,974,447
Pool# QE0764
3.00%, 4/1/2052 5,425,152 4,930,864
Pool# SD2088
3.50%, 6/1/2052 10,535,816 9,882,008
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,168,729 1,265,036
Pool# AN8477
3.40%, 2/1/2033 2,000,000 1,903,118
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,892,671
Pool# BS2927
1.82%, 9/1/2033 2,155,000 1,739,814
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,399,237 1,291,299
Pool# MA3275
3.00%, 2/1/2048 1,270,970 1,171,741
Pool# MA4562
2.00%, 3/1/2052 2,189,297 1,841,561
Pool# MA4653
3.00%, 7/1/2052 5,407,326 4,913,004
Pool# FS3497
3.50%, 8/1/2052 5,274,026 4,950,015
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 2/25/2053 1,250,000 1,135,352
4.00%, 2/25/2053 20,678,000 19,967,194
4.50%, 2/25/2053 1,300,000 1,283,750
5.50%, 2/25/2053 4,000,000 4,064,687

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 369270
6.50%, 12/15/2023 374 388
Pool# 354696
6.50%, 12/15/2023 218 225
Pool# 368677
7.50%, 1/15/2024 832 832
Pool# 359986
7.50%, 1/15/2024 126 126
Pool# 362734
7.50%, 1/15/2024 45 45
Pool# 371909
6.50%, 2/15/2024 667 691
Pool# 442138
8.00%, 11/15/2026 9,332 9,501
Pool# 399109
7.50%, 2/15/2027 4,411 4,438
Pool# 445661
7.50%, 7/15/2027 1,902 1,902
Pool# 443887
7.50%, 8/15/2027 3,248 3,247
Pool# 455381
7.50%, 8/15/2027 2,041 2,068
Pool# 450591
7.50%, 8/15/2027 333 334
Pool# 453295
7.50%, 8/15/2027 166 166
Pool# 446699
6.00%, 8/15/2028 4,878 5,009
Pool# 482748
6.00%, 9/15/2028 22,937 23,554
Pool# 460906
6.00%, 9/15/2028 845 868
Pool# 476969
6.50%, 1/15/2029 11,988 12,425
Pool# 781029
6.50%, 5/15/2029 39,006 40,427
GNMA II Pool
Pool# MA8192
4.00%, 8/20/2052 2,295,523 2,174,333
Pool# MA8260
4.00%, 9/20/2052 991,135 937,582
Pool# MA8261
4.50%, 9/20/2052 737,360 722,012
Pool# MA8418
4.50%, 11/20/2052 497,987 487,314
GNMA TBA
5.50%, 2/15/2053 7,000,000
7,113,203
Total Mortgage-Backed Securities
(cost $82,965,138)
83,346,090
U.S. Treasury Obligations 15.9%
U.S. Treasury Bonds
3.38%, 8/15/2042 2,360,000 2,231,306
2.25%, 8/15/2049 11,385,000 8,625,917
1.63%, 11/15/2050 1,485,000 960,493
1.88%, 2/15/2051 1,520,000 1,047,197
2.25%, 2/15/2052 9,935,000 7,464,445
2.88%, 5/15/2052 785,000 676,449
3.00%, 8/15/2052 (d) 8,520,000 7,538,869
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 12/31/2027 23,970,000 24,241,535
2.75%, 8/15/2032 2,585,000 2,432,323
4.13%, 11/15/2032 22,595,000 23,770,646
Total U.S. Treasury Obligations
(cost $83,322,479)
78,989,180
Short-Term Investment 8.6%
U.S. Treasury Obligation 8.6%
U.S. Treasury Bills, 2.99%,
5/18/2023 42,995,000 42,423,417
Total Short-Term Investment
(cost $42,624,879)
42,423,417
Repurchase Agreement 0.5%
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $2,443,941,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$2,492,819. (f) 2,443,650 2,443,650
Total Repurchase Agreement
(cost $2,443,650)
2,443,650
Total Investments
(cost $555,255,750) — 106.9%
529,966,502
Liabilities in excess of other
assets — (6.9)% (34,131,976)
NET ASSETS — 100.0%
$ 495,834,526

54 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $127,591,921 which represents 25.73% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(d) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $10,039,792, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,443,650 and by $7,863,457 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.63%, and maturity dates
ranging from 2/28/2023 – 11/15/2052, a total value of
$10,307,107.
(e) Security in default.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $2,443,650.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 3/2023 USD 3,823,476 40,019
U.S. Treasury 10 Year Note 14 3/2023 USD 1,603,219 21,654
U.S. Treasury 10 Year Ultra Note 31 3/2023 USD 3,757,297 66,209
U.S. Treasury Long Bond 142 3/2023 USD 18,442,250 493,894
U.S. Treasury Ultra Bond 139 3/2023 USD 19,703,250 586,919
Net contracts 1,208,695
As of January 31, 2023, the Fund had $1,657,950 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

56 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 46,876,087 $ – $ 46,876,087
Collateralized Mortgage Obligations – 35,038,989 – 35,038,989
Commercial Mortgage-Backed Securities – 40,219,528 – 40,219,528
Corporate Bonds – 199,722,336 – 199,722,336
Foreign Government Security – 907,225 – 907,225
Futures Contracts 1,208,695 – – 1,208,695
Mortgage-Backed Securities – 83,346,090 – 83,346,090
Repurchase Agreement – 2,443,650 – 2,443,650
Short-Term Investment – 42,423,417 – 42,423,417
U.S. Treasury Obligations – 78,989,180 – 78,989,180
Total $ 1,208,695 $ 529,966,502 $ – $ 531,175,197

Nationwide Loomis Core Bond Fund - January 31, 2023 (Unaudited) - Statement of Investments - 57
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,208,695
Total $ 1,208,695
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 99 .1%
Shares Value ($)
Air Freight & Logistics 0 .2%
Hub Group, Inc., Class A* 2,300 196,121
Airlines 0 .2%
Copa Holdings SA, Class A*(a) 2,400 220,992
Auto Components 0 .8%
American Axle &
Manufacturing Holdings,
Inc.* 27,100 240,377
Dana, Inc. 6,200 112,468
Garrett Motion, Inc.* 30,800 246,400
Superior Industries
International, Inc.* 28,289 159,833
759,078
Banks 17 .5%
Ameris Bancorp 4,027 189,913
Associated Banc-Corp. 31,000 694,710
Bancorp, Inc. (The)* 11,018 373,841
Banner Corp.(a) 9,900 641,817
Capital City Bank Group, Inc. 6,000 194,820
Carter Bankshares, Inc.* 31,700 526,854
Central Pacific Financial Corp. 10,900 246,340
Civista Bancshares, Inc. 26,066 565,632
CNB Financial Corp. 14,100 340,092
Colony Bankcorp, Inc. 19,000 244,910
Enterprise Bancorp, Inc. 2,800 99,512
Enterprise Financial Services
Corp. 7,483 398,993
Financial Institutions, Inc. 25,000 617,750
First Bancorp 11,189 445,882
First Busey Corp. 31,841 760,045
First Financial Bancorp 10,063 254,896
First Financial Corp. 13,100 588,452
First Horizon Corp. 2,000 49,460
First Internet Bancorp 2,800 73,612
First Interstate BancSystem,
Inc., Class A 5,554 199,277
Hancock Whitney Corp. 6,600 339,768
Hanmi Financial Corp. 35,623 829,660
Heartland Financial USA, Inc. 10,925 540,460
Heritage Financial Corp. 24,664 703,664
HomeTrust Bancshares, Inc. 22,976 620,352
Independent Bank Corp. 25,600 567,552
Macatawa Bank Corp. 2,100 23,142
Mercantile Bank Corp. 12,400 425,692
NBT Bancorp, Inc. 1,100 43,241
Northrim Bancorp, Inc. 8,398 449,545
OFG Bancorp 17,500 495,425
Old Second Bancorp, Inc. 36,700 623,533
Orrstown Financial Services,
Inc. 9,595 237,476
Popular, Inc. 10,000 686,400
SmartFinancial, Inc. 22,126 596,738
South Plains Financial, Inc. 16,127 453,169
Towne Bank 9,730 296,473
UMB Financial Corp. 9,616 867,267
Wintrust Financial Corp. 2,199 201,142
Zions Bancorp NA 8,410 447,076
16,954,583
Common Stocks
Shares Value ($)
Biotechnology 4 .9%
4D Molecular Therapeutics,
Inc.* 1,400 29,470
89bio, Inc.*(a) 28,892 337,459
Akero Therapeutics, Inc.* 7,227 357,736
Alkermes plc* 7,662 219,440
Allakos, Inc.* 6,200 46,066
Annexon, Inc.*(a) 9,450 67,473
Atara Biotherapeutics, Inc.* 24,800 125,736
Avrobio, Inc.*(a) 25,792 23,471
Caribou Biosciences, Inc.* 14,216 102,497
Celldex Therapeutics, Inc.* 2,100 92,526
Chinook Therapeutics, Inc.* 2,192 55,392
Corvus Pharmaceuticals, Inc.* 12,000 9,840
Cullinan Oncology, Inc.* 5,800 67,512
Dynavax Technologies Corp.* 10,800 122,904
Dyne Therapeutics, Inc.* 4,512 65,875
Harpoon Therapeutics, Inc.* 122,800 132,624
Ideaya Biosciences, Inc.* 1,600 27,248
Immunovant, Inc.* 12,200 216,794
Jounce Therapeutics, Inc.* 79,100 92,547
Kiniksa Pharmaceuticals Ltd.,
Class A* 7,054 102,001
Krystal Biotech, Inc.* 1,200 99,744
Kura Oncology, Inc.* 3,500 48,370
Kymera Therapeutics, Inc.* 1,750 65,415
Nuvalent, Inc., Class A*(a) 8,982 271,705
Olema Pharmaceuticals, Inc.* 18,900 91,287
Oncternal Therapeutics, Inc.* 74,319 83,237
Ovid therapeutics, Inc.* 12,600 31,500
Passage Bio, Inc.* 156,900 229,074
Puma Biotechnology, Inc.* 53,500 230,050
REGENXBIO, Inc.* 5,700 132,297
Replimune Group, Inc.* 4,600 128,110
Rocket Pharmaceuticals, Inc.* 4,600 99,958
Sutro Biopharma, Inc.* 20,300 146,972
Syndax Pharmaceuticals,
Inc.*(a) 5,883 168,842
UNITY Biotechnology, Inc.* 17,700 81,774
Veracyte, Inc.*(a) 6,800 170,884
Vir Biotechnology, Inc.* 7,183 212,258
Xencor, Inc.*(a) 5,241 172,534
4,758,622
Building Products 2 .8%
American Woodmark Corp.* 3,634 208,192
Apogee Enterprises, Inc. 10,764 504,185
Griffon Corp. 15,517 634,335
PGT Innovations, Inc.* 20,100 436,170
Quanex Building Products
Corp. 9,899 256,285
Resideo Technologies, Inc.* 17,800 342,294
UFP Industries, Inc. 3,836 358,858
2,740,319
Capital Markets 1 .6%
Ashford, Inc.* 6,800 91,936
Avantax, Inc.* 8,577 249,934
Focus Financial Partners, Inc.,
Class A* 9,171 414,070
Greenhill & Co., Inc. 5,300 73,246

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Capital Markets
Oppenheimer Holdings, Inc.,
Class A 2,988 142,259
StoneX Group, Inc.* 6,500 571,220
1,542,665
Chemicals 0 .7%
Ecovyst, Inc.* 45,800 480,442
Livent Corp.*(a) 8,500 220,320
700,762
Commercial Services & Supplies 1 .7%
ARC Document Solutions, Inc. 30,700 107,143
Brady Corp., Class A 5,928 316,970
CECO Environmental Corp.* 9,600 138,144
Matthews International Corp.,
Class A 20,600 763,024
SP Plus Corp.* 7,700 290,367
1,615,648
Communications Equipment 0 .4%
ADTRAN Holdings, Inc. 9,500 179,265
CommScope Holding Co.,
Inc.* 12,700 106,680
PCTEL, Inc. 22,047 102,078
388,023
Construction & Engineering 1 .5%
EMCOR Group, Inc. 2,800 415,100
MDU Resources Group, Inc. 16,600 513,106
Northwest Pipe Co.* 6,600 246,840
Sterling Infrastructure, Inc.* 8,400 305,676
1,480,722
Consumer Finance 0 .2%
LendingClub Corp.* 15,574 150,912
SoFi Technologies, Inc.*(a) 9,400 65,142
216,054
Containers & Packaging 2 .1%
Berry Global Group, Inc. 3,900 240,747
Graphic Packaging Holding
Co. 7,987 192,407
Greif, Inc., Class A 10,200 728,586
Myers Industries, Inc. 10,087 242,895
Pactiv Evergreen, Inc. 55,600 639,956
2,044,591
Diversified Consumer Services 1 .1%
American Public Education,
Inc.* 20,232 245,010
Graham Holdings Co., Class B 1,053 687,935
OneSpaWorld Holdings Ltd.* 13,500 141,885
1,074,830
Diversified Financial Services 0 .3%
A-Mark Precious Metals, Inc. 7,994 307,769
Diversified Telecommunication Services 0 .5%
Radius Global Infrastructure,
Inc.* 36,200 487,614
Electric Utilities 1 .0%
IDACORP, Inc.(a) 2,700 285,687
OGE Energy Corp.(a) 2,300 90,436
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 13,100 623,298
999,421
Electrical Equipment 1 .3%
Atkore, Inc.* 7,000 911,750
Encore Wire Corp.(a) 1,000 161,430
LSI Industries, Inc. 3,600 49,428
Preformed Line Products Co. 1,400 123,662
1,246,270
Electronic Equipment, Instruments & Components 3 .0%
Avnet, Inc. 2,800 128,464
Bel Fuse, Inc., Class B 8,953 353,106
Belden, Inc. 7,300 591,957
Benchmark Electronics, Inc. 21,800 610,182
Climb Global Solutions, Inc. 1,500 56,820
CTS Corp. 1,200 53,412
Evolv Technologies Holdings,
Inc.* 18,800 57,528
Richardson Electronics Ltd.(a) 7,900 176,565
Sanmina Corp.*(a) 4,200 255,906
ScanSource, Inc.* 7,900 260,147
TTM Technologies, Inc.*(a) 11,300 177,636
Vishay Precision Group, Inc.* 4,400 189,992
2,911,715
Energy Equipment & Services 1 .5%
Archrock, Inc. 10,400 103,064
Diamond Offshore Drilling,
Inc.* 8,400 96,264
Energy Services of America
Corp. 19,100 49,565
Helix Energy Solutions Group,
Inc.* 30,100 238,693
Helmerich & Payne, Inc. 5,900 285,796
Nabors Industries Ltd.* 1,300 230,802
NexTier Oilfield Solutions, Inc.* 25,900 243,978
Patterson-UTI Energy, Inc. 5,400 90,720
Select Energy Services, Inc.,
Class A 15,800 138,724
1,477,606
Equity Real Estate Investment Trusts (REITs) 9 .5%
Apartment Investment and
Management Co., Class A 54,695 410,760
Apple Hospitality REIT, Inc. 17,300 306,729
Braemar Hotels & Resorts, Inc. 63,700 337,610
Brixmor Property Group, Inc. 16,500 388,245
BRT Apartments Corp. 17,487 366,353
CareTrust REIT, Inc. 10,000 207,200
Corporate Office Properties
Trust 8,900 249,823
Cousins Properties, Inc. 9,400 257,748
DiamondRock Hospitality Co. 71,700 690,471
Essential Properties Realty
Trust, Inc. 6,300 160,524
Farmland Partners, Inc. 47,209 608,052
Getty Realty Corp. 4,526 164,882
Global Self Storage, Inc. 51,602 263,686
Kite Realty Group Trust 33,700 731,290
Modiv, Inc., Class C 7,300 92,928
National Health Investors, Inc. 1,600 94,128

Nationwide Bailard Cognitive Value Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Retail Properties, Inc. 1,500 71,025
Omega Healthcare Investors,
Inc. 21,000 618,240
Outfront Media, Inc. 15,000 298,500
PotlatchDeltic Corp. 5,400 264,330
Ryman Hospitality Properties,
Inc. 5,598 519,998
Sabra Health Care REIT, Inc. 4,000 54,000
Safehold, Inc. 14,200 496,432
SITE Centers Corp. 50,200 685,230
STAG Industrial, Inc. 6,100 217,160
Terreno Realty Corp. 3,948 254,370
UMH Properties, Inc. 3,000 53,760
Uniti Group, Inc. 51,600 340,044
9,203,518
Food & Staples Retailing 0 .6%
Chefs' Warehouse, Inc.
(The)*(a) 7,300 279,079
SpartanNash Co. 5,755 182,318
United Natural Foods, Inc.* 1,900 79,078
540,475
Food Products 1 .5%
Ingredion, Inc. 6,100 627,080
John B Sanfilippo & Son, Inc. 6,741 569,682
Seneca Foods Corp., Class A* 4,601 287,562
1,484,324
Gas Utilities 1 .1%
National Fuel Gas Co. 6,300 365,778
ONE Gas, Inc. 3,000 247,080
South Jersey Industries, Inc. 4,900 176,841
UGI Corp. 6,100 242,963
1,032,662
Health Care Equipment & Supplies 1 .3%
Haemonetics Corp.* 1,835 155,241
Inmode Ltd.* 6,649 233,047
Lantheus Holdings, Inc.*(a) 6,200 356,500
Merit Medical Systems, Inc.* 6,200 442,370
Sensus Healthcare, Inc.* 3,700 33,818
1,220,976
Health Care Providers & Services 1 .3%
Cross Country Healthcare,
Inc.* 11,640 323,010
Option Care Health, Inc.* 13,461 388,619
Premier, Inc., Class A 6,784 226,314
Progyny, Inc.* 5,400 185,706
US Physical Therapy, Inc.(a) 1,100 109,065
1,232,714
Health Care Technology 1 .0%
Health Catalyst, Inc.* 5,000 69,500
HealthStream, Inc.* 9,694 234,401
NextGen Healthcare, Inc.*(a) 30,700 583,914
Phreesia, Inc.* 1,900 71,231
959,046
Hotels, Restaurants & Leisure 0 .6%
Ark Restaurants Corp. 3,369 62,663
Bloomin' Brands, Inc. 3,900 94,575
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Bluegreen Vacations Holding
Corp. 7,813 253,454
Hilton Grand Vacations, Inc.* 4,100 194,176
604,868
Household Durables 2 .4%
Ethan Allen Interiors, Inc. 5,705 163,962
KB Home 8,900 342,205
Meritage Homes Corp.* 2,895 311,763
Skyline Champion Corp.* 5,531 326,052
Taylor Morrison Home Corp.,
Class A* 13,980 500,484
Tri Pointe Homes, Inc.* 30,133 665,638
2,310,104
Independent Power and Renewable Electricity Producers
1 .4%
Atlantica Sustainable
Infrastructure plc 12,300 337,266
Clearway Energy, Inc., Class A 19,150 613,758
Clearway Energy, Inc., Class C 6,600 223,014
Ormat Technologies, Inc.(a) 2,300 212,865
1,386,903
Insurance 3 .5%
Assured Guaranty Ltd. 12,800 801,280
Axis Capital Holdings Ltd. 4,400 275,308
CNO Financial Group, Inc. 18,300 471,408
Employers Holdings, Inc. 11,900 522,053
Genworth Financial, Inc.,
Class A* 31,600 174,432
Investors Title Co. 300 48,600
James River Group Holdings
Ltd. 700 15,862
Reinsurance Group of
America, Inc. 4,000 607,080
Stewart Information Services
Corp. 10,000 477,700
3,393,723
Interactive Media & Services 0 .3%
Ziff Davis, Inc.* 2,832 253,407
Internet & Direct Marketing Retail 0 .1%
Overstock.com, Inc.* 2,300 55,683
IT Services 1 .7%
Concentrix Corp. 4,700 666,507
DecisionPoint Systems, Inc.* 11,700 106,587
Information Services Group,
Inc. 53,888 282,373
International Money Express,
Inc.* 6,200 141,112
Kyndryl Holdings, Inc.* 18,400 246,376
Paysafe Ltd.* 9,400 197,776
1,640,731
Leisure Products 0 .6%
JAKKS Pacific, Inc.* 11,500 239,775
MasterCraft Boat Holdings,
Inc.* 4,600 132,296

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Leisure Products
Topgolf Callaway Brands
Corp.*(a) 9,056 221,781
593,852
Machinery 1 .9%
Hillenbrand, Inc. 8,600 402,996
Luxfer Holdings plc 3,123 51,685
Mayville Engineering Co., Inc.* 15,709 251,344
Park-Ohio Holdings Corp. 11,485 152,176
Shyft Group, Inc. (The)(a) 10,523 350,311
Terex Corp. 3,245 165,398
Titan International, Inc.* 16,100 268,709
Wabash National Corp.(a) 9,200 236,992
1,879,611
Marine 0 .1%
Eneti, Inc. 14,058 148,874
Media 1 .0%
Direct Digital Holdings, Inc.,
Class A* 21,600 124,200
Entravision Communications
Corp., Class A 44,400 288,600
Nexstar Media Group, Inc. 1,000 204,770
PubMatic, Inc., Class A* 3,300 50,589
TEGNA, Inc. 13,214 263,355
931,514
Metals & Mining 1 .4%
Commercial Metals Co. 8,300 450,441
Olympic Steel, Inc.(a) 11,900 526,456
Ryerson Holding Corp. 7,800 297,726
SSR Mining, Inc. 2,900 49,126
1,323,749
Mortgage Real Estate Investment Trusts (REITs) 2 .0%
Arbor Realty Trust, Inc. 16,378 244,524
Granite Point Mortgage Trust,
Inc. 54,136 361,628
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 12,300 453,993
MFA Financial, Inc. 41,300 491,057
Ready Capital Corp. 21,800 288,414
Starwood Property Trust, Inc. 7,000 146,230
1,985,846
Multiline Retail 0 .3%
Macy's, Inc. 11,700 276,471
Multi-Utilities 0 .4%
Avista Corp.(a) 5,300 211,470
NorthWestern Corp. 3,400 193,120
404,590
Oil, Gas & Consumable Fuels 5 .2%
Adams Resources & Energy,
Inc. 1,950 93,600
Ardmore Shipping Corp.* 10,000 146,500
California Resources Corp. 7,436 317,740
Centrus Energy Corp., Class
A* 2,900 119,045
Chord Energy Corp. 1,400 200,662
Clean Energy Fuels Corp.* 15,200 86,032
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Dorian LPG Ltd. 14,000 277,900
Enerplus Corp. 6,188 109,837
Equitrans Midstream Corp. 24,100 174,725
Excelerate Energy, Inc., Class
A 4,500 104,850
Gevo, Inc.*(a) 26,300 55,756
Golar LNG Ltd.* 8,500 199,240
International Seaways, Inc. 2,600 100,984
Murphy Oil Corp. 7,487 326,508
PDC Energy, Inc.(a) 9,095 616,005
Range Resources Corp. 7,600 190,152
Scorpio Tankers, Inc. 11,100 531,357
SM Energy Co. 15,400 506,198
Talos Energy, Inc.* 20,600 408,086
Teekay Tankers Ltd., Class A* 3,400 104,346
World Fuel Services Corp. 12,371 350,099
5,019,622
Personal Products 0 .1%
Lifevantage Corp. 23,877 95,508
Pharmaceuticals 1 .9%
Amphastar Pharmaceuticals,
Inc.* 6,400 193,664
ANI Pharmaceuticals, Inc.* 1,200 53,676
Assertio Holdings, Inc.*(a) 75,585 310,654
Atea Pharmaceuticals, Inc.* 29,800 137,974
Athira Pharma, Inc.* 53,694 216,924
Clearside Biomedical, Inc.* 54,600 76,986
Collegium Pharmaceutical,
Inc.* 9,600 269,568
Eton Pharmaceuticals, Inc.* 1,400 4,872
Harrow Health, Inc.*(a) 11,237 168,780
Lipocine, Inc.* 82,957 43,337
Prestige Consumer
Healthcare, Inc.* 2,800 184,128
SIGA Technologies, Inc.(a) 18,500 135,605
Trevi Therapeutics, Inc.* 21,200 49,396
1,845,564
Professional Services 0 .7%
Barrett Business Services, Inc. 2,900 288,202
BGSF, Inc. 13,421 194,336
CRA International, Inc. 1,500 178,260
660,798
Real Estate Management & Development 0 .9%
Howard Hughes Corp. (The)* 4,100 350,509
Newmark Group, Inc., Class A 35,938 307,989
Tricon Residential, Inc. 24,000 208,080
866,578
Road & Rail 0 .5%
Ryder System, Inc. 2,900 273,789
Universal Logistics Holdings,
Inc. 7,000 251,440
525,229
Semiconductors & Semiconductor Equipment 1 .7%
Axcelis Technologies, Inc.* 2,200 241,890
Cohu, Inc.* 5,600 202,048
MaxLinear, Inc.* 7,100 292,520
NVE Corp.(a) 2,483 180,936

Nationwide Bailard Cognitive Value Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 2,600 223,834
SMART Global Holdings, Inc.* 14,300 245,817
Ultra Clean Holdings, Inc.* 7,375 248,169
1,635,214
Software 2 .5%
A10 Networks, Inc.(a) 15,513 240,141
ACI Worldwide, Inc.* 2,700 75,411
American Software, Inc., Class
A 16,200 246,402
Asure Software, Inc.* 22,830 242,683
Dropbox, Inc., Class A*(a) 20,060 465,994
eGain Corp.* 14,240 138,413
Issuer Direct Corp.* 3,497 96,902
LiveRamp Holdings, Inc.* 9,100 243,516
NCR Corp.* 3,700 101,454
Sprout Social, Inc., Class A*(a) 3,600 230,292
Sumo Logic, Inc.* 6,500 76,895
Teradata Corp.* 5,600 195,328
Yext, Inc.* 15,890 110,435
2,463,866
Specialty Retail 2 .7%
Abercrombie & Fitch Co.,
Class A* 2,500 72,400
Bath & Body Works, Inc. 2,300 105,823
Boot Barn Holdings, Inc.* 2,600 217,074
Buckle, Inc. (The) 1,122 49,368
Build-A-Bear Workshop, Inc.* 10,200 250,512
Destination XL Group, Inc.* 32,900 234,577
Group 1 Automotive, Inc.(a) 2,900 620,165
Hibbett, Inc. 4,400 291,984
J Jill, Inc.* 5,046 138,614
Signet Jewelers Ltd. 2,500 192,025
Sleep Number Corp.* 1,700 58,446
Tile Shop Holdings, Inc.* 52,602 263,010
Winmark Corp. 600 168,480
2,662,478
Technology Hardware, Storage & Peripherals 0 .1%
IonQ, Inc.*(a) 12,600 55,944
Textiles, Apparel & Luxury Goods 0 .6%
Crocs, Inc.* 2,400 292,248
PVH Corp. 1,600 143,840
Rocky Brands, Inc. 4,539 142,888
578,976
Thrifts & Mortgage Finance 0 .8%
Essent Group Ltd. 7,865 346,296
Home Bancorp, Inc. 3,200 122,880
MGIC Investment Corp. 16,700 235,804
Velocity Financial, Inc.* 9,388 94,725
799,705
Trading Companies & Distributors 3 .9%
Applied Industrial
Technologies, Inc. 1,900 272,099
BlueLinx Holdings, Inc.*(a) 3,000 260,460
Boise Cascade Co. 3,375 253,024
Hudson Technologies, Inc.* 30,332 309,690
Karat Packaging, Inc. 6,162 92,615
MRC Global, Inc.* 49,810 677,416
Common Stocks
Shares Value ($)
Trading Companies & Distributors
NOW, Inc.* 14,077 197,641
Rush Enterprises, Inc., Class A 3,500 188,335
Univar Solutions, Inc.* 17,694 610,089
WESCO International, Inc.* 6,435 958,879
3,820,248
Wireless Telecommunication Services 0 .2%
Spok Holdings, Inc. 27,079 226,110
Total Common Stocks
(cost $76,620,972) 96,242,886
Exchange Traded Fund 0 .4%
Equity Fund 0.4%
Vanguard Small-Cap Value
ETF(a) 1,978 342,609
Total Exchange Traded Fund
(cost $322,830) 342,609
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*∞(a) 21,302 0
Total Rights
(cost $16,828) 0
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $1,181,901,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,205,538.(b) 1,181,760 1,181,760
Total Repurchase Agreement
(cost $1,181,760) 1,181,760
Total Investments
(cost $78,142,390) — 100.7% 97,767,255
Liabilities in excess of other assets — (0.7)% (685,499)
NET ASSETS — 100.0%
$ 97,081,756
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $7,835,883, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,181,760 and by $6,797,764 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.38%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$7,979,524.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $1,181,760.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

Nationwide Bailard Cognitive Value Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,242,886 $ – $ – $ 96,242,886
Exchange Traded Fund 342,609 – – 342,609
Repurchase Agreement – 1,181,760 – 1,181,760
Rights – – – –
Total $ 96,585,495 $ 1,181,760 $ – $ 97,767,255
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Technology & Science Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
Common Stocks 99.6%
Shares Value ($)
Biotechnology 1.2%
Vertex Pharmaceuticals, Inc.* 4,300 1,389,330
Electronic Equipment, Instruments & Components 5.1%
Insight Enterprises, Inc.*(a) 35,308 3,979,918
TE Connectivity Ltd. 14,690 1,867,833
5,847,751
Entertainment 0.5%
Sea Ltd., ADR-SG* 8,665 558,459
Health Care Equipment & Supplies 1.8%
Hologic, Inc.* 15,050 1,224,619
Intuitive Surgical, Inc.* 3,680 904,139
2,128,758
Household Durables 2.9%
Sony Group Corp., ADR-JP 37,150 3,323,439
Interactive Media & Services 9.5%
Alphabet, Inc., Class A* 64,860 6,410,763
Meta Platforms, Inc., Class A* 29,765 4,434,092
10,844,855
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.* 36,740 3,788,996
IT Services 5.5%
Fiserv, Inc.* 13,100 1,397,508
Snowflake, Inc., Class A* 5,715 894,055
Visa, Inc., Class A(a) 17,535 4,036,732
6,328,295
Life Sciences Tools & Services 1.6%
Danaher Corp. 6,780 1,792,496
Pharmaceuticals 1.3%
Intra-Cellular Therapies, Inc.* 30,080 1,441,434
Professional Services 1.8%
Booz Allen Hamilton Holding
Corp. 22,083 2,089,935
Road & Rail 1.6%
Uber Technologies, Inc.* 58,760 1,817,447
Semiconductors & Semiconductor Equipment 24.7%
Advanced Micro Devices, Inc.* 10,230 768,784
KLA Corp.(a) 12,760 5,008,045
Lam Research Corp. 7,200 3,600,720
NVIDIA Corp. 31,705 6,194,206
NXP Semiconductors NV 21,675 3,994,919
QUALCOMM, Inc. 40,595 5,407,660
Texas Instruments, Inc. 18,760 3,324,460
28,298,794
Software 32.3%
Adobe, Inc.* 12,694 4,701,096
Box, Inc., Class A*(a) 67,100 2,146,529
Cadence Design Systems,
Inc.* 18,390 3,362,244
Crowdstrike Holdings, Inc.,
Class A* 13,680 1,448,712
Datadog, Inc., Class A* 18,640 1,394,458
HubSpot, Inc.* 4,350 1,509,493
Intuit, Inc. 7,325 3,096,058
Microsoft Corp. 46,060 11,414,129
Palo Alto Networks, Inc.*(a) 9,020 1,430,933
Common Stocks
Shares Value ($)
Software
Paycom Software, Inc.* 5,760 1,865,894
RingCentral, Inc., Class A* 13,605 531,003
ServiceNow, Inc.* 5,820 2,648,857
Sprout Social, Inc., Class A*(a) 14,850 949,954
Varonis Systems, Inc.* 21,140 546,258
37,045,618
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 39,488 5,697,724
Pure Storage, Inc., Class A*(a) 61,525 1,780,533
7,478,257
Total Investments
(cost $46,665,646) — 99.6% 114,173,864
Other assets in excess of liabilities — 0.4% 424,074
NET ASSETS — 100.0%
$ 114,597,938
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $10,314,691, which was collateralized
by $10,429,611 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 2/23/2023 – 5/15/2052.
ADR American Depositary Receipt
JP Japan
SG Singapore

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard Technology & Science Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Technology & Science Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 114,173,864 $ – $ – $ 114,173,864
Total $ 114,173,864 $ – $ – $ 114,173,864
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 87.1%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 16,438 3,501,294
General Dynamics Corp. 6,644 1,548,451
Howmet Aerospace, Inc. 11,496 467,772
Huntington Ingalls Industries,
Inc. 1,031 227,377
L3Harris Technologies, Inc. 5,672 1,218,459
Lockheed Martin Corp. 6,804 3,152,021
Northrop Grumman Corp. 4,191 1,877,736
Raytheon Technologies Corp. 42,749 4,268,488
Textron, Inc. 5,857 426,682
TransDigm Group, Inc. 1,515 1,087,391
17,775,671
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 3,431 343,683
Expeditors International of
Washington, Inc. 4,656 503,546
FedEx Corp. 7,081 1,372,723
United Parcel Service, Inc.,
Class B 21,287 3,942,991
6,162,943
Airlines 0.2%
Alaska Air Group, Inc.* 4,033 207,054
American Airlines Group,
Inc.*(a) 19,487 314,520
Delta Air Lines, Inc.* 18,193 711,347
Southwest Airlines Co. 16,509 590,527
United Airlines Holdings,
Inc.*(a) 9,893 484,361
2,307,809
Auto Components 0.1%
Aptiv plc* 8,197 926,999
BorgWarner, Inc. 6,403 302,734
1,229,733
Automobiles 1.5%
Ford Motor Co. 117,125 1,582,359
General Motors Co. 41,023 1,613,024
Tesla, Inc.* 78,436 13,586,684
16,782,067
Banks 3.4%
Bank of America Corp. 203,584 7,223,160
Citigroup, Inc. 56,520 2,951,474
Citizens Financial Group, Inc. 14,388 623,288
Comerica, Inc. 3,512 257,465
Fifth Third Bancorp 20,162 731,679
First Republic Bank 5,121 721,447
Huntington Bancshares, Inc. 42,642 646,879
JPMorgan Chase & Co. 85,724 11,997,931
KeyCorp 27,305 523,983
M&T Bank Corp. 4,897 763,932
PNC Financial Services
Group, Inc. (The) 12,078 1,998,064
Regions Financial Corp. 27,884 656,389
Signature Bank 1,866 240,621
SVB Financial Group*(a) 1,798 543,787
Truist Financial Corp. 38,376 1,895,391
US Bancorp 39,044 1,944,391
Wells Fargo & Co. 111,697 5,235,238
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,591 244,058
39,199,177
Beverages 1.5%
Brown-Forman Corp., Class B 5,531 368,254
Coca-Cola Co. (The) 113,709 6,972,636
Constellation Brands, Inc.,
Class A 4,608 1,066,844
Keurig Dr Pepper, Inc. 24,460 862,949
Molson Coors Beverage Co.,
Class B(a) 5,279 277,570
Monster Beverage Corp.* 10,978 1,142,590
PepsiCo, Inc. 40,296 6,891,422
17,582,265
Biotechnology 2.0%
AbbVie, Inc. 51,658 7,632,470
Amgen, Inc. 15,536 3,921,286
Biogen, Inc.* 4,065 1,182,508
Gilead Sciences, Inc. 36,647 3,076,149
Incyte Corp.* 5,720 487,001
Moderna, Inc.* 9,659 1,700,564
Regeneron Pharmaceuticals,
Inc.* 3,157 2,394,490
Vertex Pharmaceuticals, Inc.* 7,373 2,382,216
22,776,684
Building Products 0.4%
A O Smith Corp. 3,973 268,972
Allegion plc 2,271 266,956
Carrier Global Corp. 23,984 1,091,992
Johnson Controls International
plc 20,409 1,419,854
Masco Corp. 6,321 336,277
Trane Technologies plc 6,505 1,165,176
4,549,227
Capital Markets 2.8%
Ameriprise Financial, Inc. 3,062 1,072,068
Bank of New York Mellon
Corp. (The) 20,437 1,033,499
BlackRock, Inc. 4,379 3,324,581
Cboe Global Markets, Inc. 3,036 373,064
Charles Schwab Corp. (The) 44,335 3,432,416
CME Group, Inc. 10,518 1,858,110
FactSet Research Systems,
Inc. 1,045 441,972
Franklin Resources, Inc.(a) 8,409 262,361
Goldman Sachs Group, Inc.
(The) 9,863 3,607,984
Intercontinental Exchange, Inc. 16,142 1,736,072
Invesco Ltd. 13,236 244,998
MarketAxess Holdings, Inc. 1,192 433,709
Moody's Corp.(a) 4,575 1,476,581
Morgan Stanley 38,419 3,739,321
MSCI, Inc. 2,371 1,260,329
Nasdaq, Inc. 9,662 581,556
Northern Trust Corp. 5,929 574,935
Raymond James Financial,
Inc. 5,852 659,930
S&P Global, Inc. 9,726 3,646,666
State Street Corp. 11,122 1,015,772

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 6,561 764,160
31,540,084
Chemicals 1.7%
Air Products & Chemicals, Inc. 6,490 2,080,110
Albemarle Corp. 3,415 961,152
Celanese Corp. 2,543 313,298
CF Industries Holdings, Inc. 5,926 501,932
Corteva, Inc. 21,359 1,376,588
Dow, Inc. 21,127 1,253,887
DuPont de Nemours, Inc. 15,000 1,109,250
Eastman Chemical Co. 3,747 330,373
Ecolab, Inc. 7,398 1,145,432
FMC Corp. 3,535 470,615
International Flavors &
Fragrances, Inc. 7,727 868,978
Linde plc 14,412 4,769,507
LyondellBasell Industries NV,
Class A 7,143 690,657
Mosaic Co. (The) 10,156 503,128
PPG Industries, Inc. 6,962 907,427
Sherwin-Williams Co. (The) 6,864 1,623,954
18,906,288
Commercial Services & Supplies 0.4%
Cintas Corp. 2,538 1,126,212
Copart, Inc.* 13,078 871,126
Republic Services, Inc. 6,092 760,404
Rollins, Inc. 6,796 247,374
Waste Management, Inc. 11,077 1,713,944
4,719,060
Communications Equipment 0.8%
Arista Networks, Inc.* 6,976 879,115
Cisco Systems, Inc. 120,418 5,860,744
F5, Inc.* 1,962 289,709
Juniper Networks, Inc. 9,082 293,349
Motorola Solutions, Inc. 4,795 1,232,363
8,555,280
Construction & Engineering 0.1%
Quanta Services, Inc. 4,379 666,440
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,784 641,598
Vulcan Materials Co. 3,800 696,654
1,338,252
Consumer Finance 0.5%
American Express Co. 17,664 3,089,963
Capital One Financial Corp. 11,030 1,312,570
Discover Financial Services 7,941 926,953
Synchrony Financial(a) 13,786 506,360
5,835,846
Containers & Packaging 0.3%
Amcor plc 43,310 522,319
Avery Dennison Corp. 2,243 424,914
Ball Corp.(a) 8,797 512,337
International Paper Co. 11,237 469,932
Packaging Corp. of America 2,900 413,830
Sealed Air Corp. 4,228 231,525
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 7,959 312,311
2,887,168
Distributors 0.1%
Genuine Parts Co. 4,045 678,832
LKQ Corp. 7,174 422,979
Pool Corp. 1,136 438,053
1,539,864
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 52,713 16,421,154
Diversified Telecommunication Services 0.8%
AT&T, Inc. 209,855 4,274,746
Lumen Technologies, Inc.(a) 30,150 158,287
Verizon Communications, Inc. 122,373 5,087,046
9,520,079
Electric Utilities 1.7%
Alliant Energy Corp. 7,672 414,518
American Electric Power Co.,
Inc. 15,221 1,430,165
Constellation Energy Corp. 9,394 801,872
Duke Energy Corp. 22,312 2,285,864
Edison International 11,022 759,416
Entergy Corp. 5,822 630,406
Evergy, Inc. 6,458 404,594
Eversource Energy 10,420 857,879
Exelon Corp. 27,955 1,179,422
FirstEnergy Corp. 16,425 672,604
NextEra Energy, Inc. 58,411 4,359,213
NRG Energy, Inc. 7,788 266,505
PG&E Corp.*(a) 47,326 752,483
Pinnacle West Capital Corp. 3,353 249,966
PPL Corp. 21,294 630,302
Southern Co. (The) 31,814 2,153,172
Xcel Energy, Inc. 15,834 1,088,904
18,937,285
Electrical Equipment 0.5%
AMETEK, Inc. 6,682 968,355
Eaton Corp. plc 11,663 1,891,855
Emerson Electric Co. 17,530 1,581,557
Generac Holdings, Inc.* 1,813 218,648
Rockwell Automation, Inc. 3,330 939,160
5,599,575
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 17,691 1,411,211
CDW Corp. 4,122 808,036
Corning, Inc. 21,765 753,287
Keysight Technologies, Inc.* 5,244 940,511
TE Connectivity Ltd. 9,067 1,152,869
Teledyne Technologies, Inc.* 1,405 596,085
Trimble, Inc.* 6,785 393,937
Zebra Technologies Corp.,
Class A* 1,444 456,564
6,512,500
Energy Equipment & Services 0.4%
Baker Hughes Co. 28,983 919,920
Halliburton Co. 26,007 1,072,009

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 41,869 2,385,696
4,377,625
Entertainment 1.3%
Activision Blizzard, Inc. 20,667 1,582,472
Electronic Arts, Inc. 7,503 965,486
Live Nation Entertainment,
Inc.*(a) 4,134 332,746
Netflix, Inc.* 13,002 4,600,888
Take-Two Interactive Software,
Inc.* 4,914 556,412
Walt Disney Co. (The)* 53,168 5,768,196
Warner Bros Discovery, Inc.* 64,976 962,944
14,769,144
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,214 677,358
American Tower Corp. 13,828 3,089,037
AvalonBay Communities, Inc. 4,088 725,375
Boston Properties, Inc. 3,704 276,096
Camden Property Trust 3,214 395,997
Crown Castle, Inc. 12,779 1,892,698
Digital Realty Trust, Inc. 8,701 997,309
Equinix, Inc. 2,705 1,996,642
Equity Residential 10,029 638,346
Essex Property Trust, Inc. 1,796 406,022
Extra Space Storage, Inc. 4,053 639,685
Federal Realty Investment
Trust 2,257 251,723
Healthpeak Properties, Inc. 14,836 407,693
Host Hotels & Resorts, Inc. 18,960 357,396
Invitation Homes, Inc. 16,920 549,900
Iron Mountain, Inc. 8,860 483,579
Kimco Realty Corp. 18,848 423,326
Mid-America Apartment
Communities, Inc. 3,427 571,349
Prologis, Inc. 27,124 3,506,591
Public Storage 4,562 1,388,399
Realty Income Corp. 18,481 1,253,566
Regency Centers Corp. 4,666 310,895
SBA Communications Corp. 3,192 949,716
Simon Property Group, Inc. 9,608 1,234,244
UDR, Inc. 8,166 347,790
Ventas, Inc. 12,205 632,341
VICI Properties, Inc. 27,867 952,494
Welltower, Inc. 13,905 1,043,431
Weyerhaeuser Co. 21,357 735,321
27,134,319
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 12,921 6,604,440
Kroger Co. (The) 19,069 851,049
Sysco Corp. 14,960 1,158,802
Walgreens Boots Alliance, Inc. 21,775 802,626
Walmart, Inc. 41,224 5,930,897
15,347,814
Food Products 1.0%
Archer-Daniels-Midland Co.(a) 16,036 1,328,583
Campbell Soup Co. 5,564 288,938
Conagra Brands, Inc. 13,624 506,677
Common Stocks
Shares Value ($)
Food Products
General Mills, Inc. 17,248 1,351,553
Hershey Co. (The) 4,268 958,593
Hormel Foods Corp. 8,070 365,652
J M Smucker Co. (The) 3,376 515,853
Kellogg Co. 7,734 530,398
Kraft Heinz Co. (The) 22,750 922,057
Lamb Weston Holdings, Inc. 3,861 385,675
McCormick & Co., Inc. (Non-
Voting)(a) 7,519 564,827
Mondelez International, Inc.,
Class A 40,362 2,641,289
Tyson Foods, Inc., Class A 8,329 547,632
10,907,727
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,149 487,673
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 50,892 5,626,111
Align Technology, Inc.* 2,172 585,854
Baxter International, Inc. 14,549 664,744
Becton Dickinson and Co. 8,334 2,102,001
Boston Scientific Corp.* 40,895 1,891,394
Cooper Cos., Inc. (The) 1,408 491,293
Dentsply Sirona, Inc. 6,564 241,752
Dexcom, Inc.* 11,412 1,222,111
Edwards Lifesciences Corp.* 18,007 1,381,137
GE HealthCare Technologies,
Inc.*(a) 10,588 736,078
Hologic, Inc.* 7,000 569,590
IDEXX Laboratories, Inc.* 2,485 1,194,042
Intuitive Surgical, Inc.* 10,314 2,534,047
Medtronic plc 38,509 3,222,818
ResMed, Inc. 4,228 965,548
STERIS plc 2,967 612,715
Stryker Corp. 9,796 2,486,323
Teleflex, Inc.(a) 1,405 342,005
Zimmer Biomet Holdings, Inc. 6,008 765,059
27,634,622
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 4,818 814,049
Cardinal Health, Inc. 8,064 622,944
Centene Corp.* 16,411 1,251,175
Cigna Corp. 8,985 2,845,280
CVS Health Corp. 38,324 3,380,943
DaVita, Inc.* 1,477 121,690
Elevance Health, Inc. 7,068 3,533,929
HCA Healthcare, Inc. 6,207 1,583,220
Henry Schein, Inc.*(a) 4,203 362,088
Humana, Inc. 3,688 1,887,150
Laboratory Corp. of America
Holdings 2,628 662,571
McKesson Corp. 4,102 1,553,345
Molina Healthcare, Inc.* 1,736 541,337
Quest Diagnostics, Inc. 3,270 485,530
UnitedHealth Group, Inc. 27,254 13,604,924
Universal Health Services,
Inc., Class B 2,023 299,829
33,550,004

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,169 2,845,463
Caesars Entertainment, Inc.* 5,635 293,358
Carnival Corp.*(a) 31,422 339,986
Chipotle Mexican Grill, Inc.* 803 1,322,043
Darden Restaurants, Inc. 3,801 562,434
Domino's Pizza, Inc. 1,041 367,473
Expedia Group, Inc.* 4,015 458,914
Hilton Worldwide Holdings,
Inc. 7,993 1,159,704
Las Vegas Sands Corp.* 10,239 604,101
Marriott International, Inc.,
Class A 7,660 1,334,219
McDonald's Corp. 21,666 5,793,488
MGM Resorts International 9,146 378,736
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 186,885
Royal Caribbean Cruises
Ltd.*(a) 6,118 397,303
Starbucks Corp. 33,312 3,635,672
Wynn Resorts Ltd.* 3,064 317,553
Yum! Brands, Inc. 8,260 1,078,013
21,075,345
Household Durables 0.3%
DR Horton, Inc. 9,525 940,022
Garmin Ltd. 4,644 459,199
Lennar Corp., Class A(a) 7,725 791,040
Mohawk Industries, Inc.* 1,568 188,254
Newell Brands, Inc. 11,161 178,130
NVR, Inc.* 83 437,410
PulteGroup, Inc.(a) 5,871 334,001
Whirlpool Corp.(a) 1,475 229,495
3,557,551
Household Products 1.2%
Church & Dwight Co., Inc. 7,083 572,732
Clorox Co. (The) 3,487 504,534
Colgate-Palmolive Co. 24,910 1,856,542
Kimberly-Clark Corp. 9,913 1,288,789
Procter & Gamble Co. (The) 69,306 9,867,788
14,090,385
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The)(a) 20,411 559,465
Industrial Conglomerates 0.7%
3M Co. 16,319 1,877,990
General Electric Co. 31,764 2,556,367
Honeywell International, Inc. 19,716 4,110,392
8,544,749
Insurance 2.1%
Aflac, Inc. 16,935 1,244,723
Allstate Corp. (The) 7,624 979,455
American International Group,
Inc. 22,368 1,414,105
Aon plc, Class A 6,033 1,922,597
Arch Capital Group Ltd.* 10,863 699,034
Arthur J Gallagher & Co. 6,175 1,208,571
Assurant, Inc. 1,309 173,560
Brown & Brown, Inc. 6,299 368,870
Chubb Ltd. 12,073 2,746,487
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp.(a) 4,554 515,285
Everest Re Group Ltd. 1,077 376,616
Globe Life, Inc.(a) 2,745 331,733
Hartford Financial Services
Group, Inc. (The) 9,373 727,439
Lincoln National Corp. 4,453 157,770
Loews Corp. 6,298 387,201
Marsh & McLennan Cos., Inc. 14,483 2,533,222
MetLife, Inc. 19,417 1,417,829
Principal Financial Group, Inc.
(a) 6,533 604,629
Progressive Corp. (The) 17,104 2,332,130
Prudential Financial, Inc. 10,812 1,134,611
Travelers Cos., Inc. (The) 6,806 1,300,763
W R Berkley Corp. 6,051 424,417
Willis Towers Watson plc 3,197 812,645
23,813,692
Interactive Media & Services 3.8%
Alphabet, Inc., Class A* 174,180 17,215,951
Alphabet, Inc., Class C* 155,001 15,479,950
Match Group, Inc.* 8,610 465,973
Meta Platforms, Inc., Class A* 65,703 9,787,776
42,949,650
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.* 259,376 26,749,447
eBay, Inc. 16,035 793,732
Etsy, Inc.*(a) 3,560 489,785
28,032,964
IT Services 3.9%
Accenture plc, Class A 18,368 5,125,590
Akamai Technologies, Inc.* 4,801 427,049
Automatic Data Processing,
Inc. 12,209 2,756,914
Broadridge Financial
Solutions, Inc. 3,537 531,823
Cognizant Technology
Solutions Corp., Class A 15,251 1,018,004
DXC Technology Co.* 7,434 213,579
EPAM Systems, Inc.* 1,752 582,803
Fidelity National Information
Services, Inc. 17,277 1,296,466
Fiserv, Inc.* 18,442 1,967,393
FleetCor Technologies, Inc.* 2,163 451,656
Gartner, Inc.* 2,279 770,621
Global Payments, Inc. 7,749 873,467
International Business
Machines Corp. 26,598 3,583,549
Jack Henry & Associates, Inc. 2,270 408,804
Mastercard, Inc., Class A 24,790 9,187,174
Paychex, Inc. 9,121 1,056,759
PayPal Holdings, Inc.* 33,237 2,708,483
VeriSign, Inc.* 2,657 579,359
Visa, Inc., Class A(a) 47,750 10,992,528
44,532,021
Leisure Products 0.0%
†
Hasbro, Inc. 3,575 211,533
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. 8,867 1,348,493

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 646 301,979
Bio-Techne Corp. 4,229 336,882
Charles River Laboratories
International, Inc.* 1,435 349,064
Danaher Corp. 19,280 5,097,247
Illumina, Inc.* 4,571 979,108
IQVIA Holdings, Inc.* 5,598 1,284,237
Mettler-Toledo International,
Inc.* 651 997,931
PerkinElmer, Inc. 3,798 522,339
Thermo Fisher Scientific, Inc. 11,538 6,580,468
Waters Corp.* 1,695 556,943
West Pharmaceutical
Services, Inc. 2,260 600,256
18,954,947
Machinery 1.6%
Caterpillar, Inc. 15,546 3,922,100
Cummins, Inc. 4,258 1,062,541
Deere & Co. 8,021 3,391,600
Dover Corp. 4,072 618,252
Fortive Corp. 10,194 693,498
IDEX Corp. 2,090 500,931
Illinois Tool Works, Inc. 8,085 1,908,383
Ingersoll Rand, Inc. 11,453 641,368
Nordson Corp. 1,532 372,736
Otis Worldwide Corp. 12,241 1,006,577
PACCAR, Inc. 10,110 1,105,124
Parker-Hannifin Corp. 3,770 1,229,020
Pentair plc 3,976 220,191
Snap-on, Inc. 1,611 400,704
Stanley Black & Decker, Inc. 4,655 415,738
Westinghouse Air Brake
Technologies Corp. 5,090 528,393
Xylem, Inc. 5,493 571,327
18,588,483
Media 0.7%
Charter Communications, Inc.,
Class A* 3,125 1,200,969
Comcast Corp., Class A 125,997 4,957,982
DISH Network Corp., Class
A*(a) 8,148 117,250
Fox Corp., Class A 8,551 290,221
Fox Corp., Class B 3,745 118,717
Interpublic Group of Cos., Inc.
(The) 11,877 433,035
News Corp., Class A 11,435 231,673
News Corp., Class B 2,975 60,809
Omnicom Group, Inc. 5,684 488,767
Paramount Global, Class B 12,469 288,782
8,188,205
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 41,434 1,848,785
Newmont Corp. 23,195 1,227,711
Nucor Corp. 7,443 1,258,016
Steel Dynamics, Inc. 4,414 532,505
4,867,017
Common Stocks
Shares Value ($)
Multiline Retail 0.4%
Dollar General Corp. 6,504 1,519,334
Dollar Tree, Inc.*(a) 6,197 930,665
Target Corp. 13,575 2,336,801
4,786,800
Multi-Utilities 0.7%
Ameren Corp. 7,446 646,834
CenterPoint Energy, Inc. 18,175 547,431
CMS Energy Corp. 8,271 522,644
Consolidated Edison, Inc. 9,712 925,651
Dominion Energy, Inc. 24,516 1,560,198
DTE Energy Co. 5,802 675,179
NiSource, Inc. 12,280 340,770
Public Service Enterprise
Group, Inc. 14,850 919,660
Sempra Energy 9,019 1,446,016
WEC Energy Group, Inc. 9,150 860,009
8,444,392
Oil, Gas & Consumable Fuels 4.0%
APA Corp. 9,836 436,030
Chevron Corp. 52,010 9,050,780
ConocoPhillips 36,189 4,410,353
Coterra Energy, Inc.(a) 23,039 576,666
Devon Energy Corp. 19,425 1,228,437
Diamondback Energy, Inc. 4,994 729,723
EOG Resources, Inc. 17,435 2,305,779
EQT Corp. 11,189 365,545
Exxon Mobil Corp. 120,408 13,968,532
Hess Corp. 8,095 1,215,545
Kinder Morgan, Inc.(a) 56,659 1,036,860
Marathon Oil Corp. 17,560 482,373
Marathon Petroleum Corp. 13,653 1,754,684
Occidental Petroleum Corp.(a) 21,140 1,369,661
ONEOK, Inc. 12,868 881,201
Phillips 66(a) 14,124 1,416,213
Pioneer Natural Resources
Co. 7,078 1,630,417
Targa Resources Corp. 6,711 503,459
Valero Energy Corp. 11,185 1,566,236
Williams Cos., Inc. (The) 34,328 1,106,735
46,035,229
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A(a) 6,711 1,859,484
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 62,053 4,508,150
Catalent, Inc.* 5,469 292,865
Eli Lilly & Co. 23,048 7,931,969
Johnson & Johnson 76,438 12,491,498
Merck & Co., Inc. 74,111 7,960,263
Organon & Co. 6,445 194,188
Pfizer, Inc. 164,075 7,245,552
Viatris, Inc. 37,653 457,861
Zoetis, Inc. 13,786 2,281,445
43,363,791
Professional Services 0.3%
CoStar Group, Inc.* 12,314 959,261
Equifax, Inc. 3,479 773,034
Jacobs Solutions, Inc. 3,529 436,008

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2023 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 3,714 367,092
Robert Half International, Inc. 3,387 284,372
Verisk Analytics, Inc. 4,326 786,423
3,606,190
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*(a) 9,518 813,884
Road & Rail 0.7%
CSX Corp. 61,415 1,898,952
JB Hunt Transport Services,
Inc. 2,530 478,297
Norfolk Southern Corp. 6,745 1,657,988
Old Dominion Freight Line,
Inc.(a) 2,536 845,097
Union Pacific Corp. 17,954 3,666,027
8,546,361
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.* 47,456 3,566,318
Analog Devices, Inc. 15,036 2,578,223
Applied Materials, Inc. 25,072 2,795,277
Broadcom, Inc. 11,807 6,907,213
Enphase Energy, Inc.* 3,940 872,237
First Solar, Inc.* 2,879 511,310
Intel Corp. 119,947 3,389,702
KLA Corp. 4,185 1,642,529
Lam Research Corp. 3,981 1,990,898
Microchip Technology, Inc. 16,239 1,260,471
Micron Technology, Inc. 31,467 1,897,460
Monolithic Power Systems,
Inc. 1,333 568,605
NVIDIA Corp. 72,779 14,218,833
NXP Semiconductors NV 7,424 1,368,318
ON Semiconductor Corp.* 12,403 911,000
Qorvo, Inc.* 3,236 351,624
QUALCOMM, Inc. 32,920 4,385,273
Skyworks Solutions, Inc. 4,938 541,551
SolarEdge Technologies, Inc.* 1,691 539,649
Teradyne, Inc.(a) 4,391 446,565
Texas Instruments, Inc. 26,538 4,702,799
55,445,855
Software 7.3%
Adobe, Inc.* 13,572 5,026,255
ANSYS, Inc.* 2,540 676,554
Autodesk, Inc.* 6,188 1,331,410
Cadence Design Systems,
Inc.* 7,921 1,448,196
Ceridian HCM Holding, Inc.*(a) 4,324 312,539
Fortinet, Inc.* 19,360 1,013,302
Gen Digital, Inc. 17,877 411,350
Intuit, Inc. 8,184 3,459,131
Microsoft Corp. 217,901 53,998,047
Oracle Corp. 45,330 4,009,892
Paycom Software, Inc.* 1,460 472,952
PTC, Inc.* 3,228 435,393
Roper Technologies, Inc. 3,158 1,347,677
Salesforce, Inc.* 29,253 4,913,626
ServiceNow, Inc.* 5,906 2,687,998
Synopsys, Inc.* 4,425 1,565,344
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 1,264 407,981
83,517,647
Specialty Retail 2.0%
Advance Auto Parts, Inc. 1,779 270,906
AutoZone, Inc.* 553 1,348,684
Bath & Body Works, Inc. 7,159 329,386
Best Buy Co., Inc. 6,180 548,290
CarMax, Inc.*(a) 4,178 294,340
Home Depot, Inc. (The) 29,904 9,693,980
Lowe's Cos., Inc. 18,100 3,769,325
O'Reilly Automotive, Inc.* 1,814 1,437,323
Ross Stores, Inc. 10,134 1,197,737
TJX Cos., Inc. (The) 33,846 2,770,633
Tractor Supply Co. 3,223 734,812
Ulta Beauty, Inc.* 1,475 758,091
23,153,507
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 437,173 63,079,692
Hewlett Packard Enterprise
Co. 36,913 595,407
HP, Inc. 26,973 785,993
NetApp, Inc. 6,866 454,735
Seagate Technology Holdings
plc 6,110 414,136
Western Digital Corp.* 8,262 363,115
65,693,078
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 36,726 4,676,322
Ralph Lauren Corp. 1,349 167,074
Tapestry, Inc. 7,406 337,491
VF Corp. 9,952 307,915
5,488,802
Tobacco 0.6%
Altria Group, Inc. 52,295 2,355,367
Philip Morris International, Inc. 45,610 4,754,386
7,109,753
Trading Companies & Distributors 0.2%
Fastenal Co. 16,431 830,587
United Rentals, Inc.*(a) 2,010 886,309
WW Grainger, Inc. 1,324 780,472
2,497,368
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,460 854,435
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 17,354 2,591,126
Total Common Stocks
(cost $630,008,456) 997,327,088

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0.3%
Number of
Contracts Value ($)
Call Options 0.3%
Future Equity Index Options: 0.3%
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
60,537,510
Exchange Traded
*
297 594,000
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
60,537,510
Exchange Traded
*
297 1,507,275
S&P 500 E-Mini Index
3/17/2023 at USD 4,080.00,
American Style
Notional Amount: USD
60,537,510
Exchange Traded
*
297 1,548,112
Total Purchased Options
(cost $2,714,297) 3,649,387
Short-Term Investments 8.8%
Shares
U.S. Treasury Obligation 8.8%
U.S. Treasury Bills
4.55% 5/18/2023 99,155,000 97,836,817
4.30% 3/16/2023(b) 2,865,000 2,849,709
Total U.S. Treasury
Obligation
(cost $100,704,328) 100,686,526
Total Short-Term Investment
(cost $100,704,328) 100,686,526
Repurchase Agreement 0.0%
†
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $337,622,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$344,374.(c) 337,581 337,581
Total Repurchase Agreement
(cost $337,581) 337,581
Total Investments
(cost $733,764,662) — 96.2% 1,102,000,582
Other assets in excess of liabilities — 3.8% 43,548,600
NET ASSETS — 100.0%
$ 1,145,549,182
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $31,436,801, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $337,581 and by
$31,413,374 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 2/23/2023 –
5/15/2052, a total value of $31,750,955.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $337,581.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2023 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 234 3/2023 USD 47,853,000 2,003,542
Net contracts 2,003,542
Currency:
USD United States Dollar

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2023 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 997,327,088 $ – $ – $ 997,327,088
Futures Contracts 2,003,542 – – 2,003,542
Purchased Option 3,649,387 – – 3,649,387
Repurchase Agreement – 337,581 – 337,581
Short-Term Investments – 100,686,526 – 100,686,526
Total $ 1,002,980,017 $ 101,024,107 $ – $ 1,104,004,124

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,649,387
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,003,542
Total $ 5,652,929
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - January 31,
2023 (Unaudited) - Statement of Investments - 23
Common Stocks 88.3%
Shares Value ($)
Aerospace & Defense 4.5%
Howmet Aerospace, Inc. 72,005 2,929,883
L3Harris Technologies, Inc. 19,079 4,098,551
Northrop Grumman Corp. 9,446 4,232,186
Raytheon Technologies Corp. 151,505 15,127,774
26,388,394
Air Freight & Logistics 0.7%
FedEx Corp. 21,259 4,121,270
Automobiles 1.0%
General Motors Co. 144,772 5,692,435
Banks 8.0%
Bank of America Corp. 205,849 7,303,523
JPMorgan Chase & Co. 179,768 25,160,329
US Bancorp 191,759 9,549,598
Wells Fargo & Co. 110,180 5,164,137
47,177,587
Biotechnology 3.0%
AbbVie, Inc. 33,980 5,020,545
Gilead Sciences, Inc. 152,068 12,764,588
17,785,133
Capital Markets 6.5%
Ameriprise Financial, Inc. 12,320 4,313,479
Charles Schwab Corp. (The) 96,698 7,486,359
CME Group, Inc. 65,519 11,574,587
Goldman Sachs Group, Inc.
(The) 18,893 6,911,248
Morgan Stanley 81,840 7,965,487
38,251,160
Communications Equipment 2.8%
Cisco Systems, Inc. 336,978 16,400,719
Diversified Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 70,012 21,810,138
Voya Financial, Inc.(a) 79,440 5,542,529
27,352,667
Electric Utilities 4.2%
Constellation Energy Corp. 125,010 10,670,854
Exelon Corp. 172,241 7,266,848
PPL Corp. 228,557 6,765,287
24,702,989
Electrical Equipment 2.0%
Eaton Corp. plc 58,088 9,422,455
Hubbell, Inc. 10,564 2,418,205
11,840,660
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc. 114,141 3,950,420
Energy Equipment & Services 1.7%
Schlumberger Ltd. 175,734 10,013,323
Food Products 0.8%
Archer-Daniels-Midland Co. 27,913 2,312,592
Bunge Ltd. 27,860 2,760,926
5,073,518
Health Care Equipment & Supplies 4.7%
Becton Dickinson and Co. 64,874 16,362,520
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 133,934 11,208,937
27,571,457
Health Care Providers & Services 2.4%
McKesson Corp. 20,250 7,668,270
UnitedHealth Group, Inc. 13,068 6,523,415
14,191,685
Hotels, Restaurants & Leisure 3.0%
International Game
Technology plc 407,731 10,784,485
Las Vegas Sands Corp.* 119,767 7,066,253
17,850,738
Independent Power and Renewable Electricity Producers
0.4%
NextEra Energy Partners
LP(a) 32,117 2,354,176
Insurance 7.8%
Allstate Corp. (The) 71,626 9,201,792
Aon plc, Class A 14,741 4,697,662
Assurant, Inc. 32,756 4,343,118
Chubb Ltd. 49,903 11,352,434
Everest Re Group Ltd. 12,474 4,362,033
MetLife, Inc. 75,155 5,487,818
Progressive Corp. (The) 20,662 2,817,264
RenaissanceRe Holdings Ltd. 20,886 4,087,181
46,349,302
Interactive Media & Services 0.7%
Alphabet, Inc., Class A* 43,559 4,305,371
IT Services 1.2%
Fidelity National Information
Services, Inc. 96,618 7,250,215
Life Sciences Tools & Services 1.3%
Danaher Corp. 30,069 7,949,642
Machinery 2.3%
Caterpillar, Inc. 28,205 7,115,839
Ingersoll Rand, Inc. 120,060 6,723,360
13,839,199
Media 4.0%
Comcast Corp., Class A 172,587 6,791,299
Interpublic Group of Cos., Inc.
(The) 271,756 9,908,224
Omnicom Group, Inc. 80,759 6,944,466
23,643,989
Metals & Mining 2.8%
Alcoa Corp. 73,440 3,836,506
Freeport-McMoRan, Inc. 290,596 12,966,393
16,802,899
Oil, Gas & Consumable Fuels 8.4%
ConocoPhillips 35,190 4,288,605
EOG Resources, Inc. 31,444 4,158,469
EQT Corp. 90,382 2,952,780
Exxon Mobil Corp. 183,311 21,265,909
Hess Corp. 72,734 10,921,737
Marathon Petroleum Corp. 45,924 5,902,153
49,489,653

24 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
Common Stocks
Shares Value ($)
Pharmaceuticals 4.0%
Eli Lilly & Co. 18,982 6,532,655
Merck & Co., Inc. 41,297 4,435,711
Sanofi, ADR-FR 257,736 12,665,147
23,633,513
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc. 42,308 4,716,919
Micron Technology, Inc. 84,726 5,108,978
QUALCOMM, Inc. 31,718 4,225,154
14,051,051
Software 0.5%
Dolby Laboratories, Inc., Class
A 38,157 3,035,771
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise
Co. 432,732 6,979,967
Tobacco 0.7%
British American Tobacco plc,
ADR-UK 108,885 4,190,984
Total Common Stocks
(cost $408,539,557) 522,239,887
Purchased Options 0.3%
Number of
Contracts
Call Options 0.3%
Future Equity Index Options: 0.3%
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
28,332,370
Exchange Traded
*
139 278,000
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
28,332,370
Exchange Traded
*
139 705,425
S&P 500 E-Mini Index
3/17/2023 at USD 4,080.00,
American Style
Notional Amount: USD
28,332,370
Exchange Traded
*
139 724,538
Total Purchased Options
(cost $1,270,319) 1,707,963
Short-Term Investments 2.2%
Shares Value ($)
U.S. Treasury Obligation 2.2%
U.S. Treasury Bills
4.55% 5/18/2023 12,000,000 11,840,470
4.30% 3/16/2023(b) 1,435,000 1,427,341
Total U.S. Treasury
Obligation
(cost $13,269,691) 13,267,811
Total Short-Term Investment
(cost $13,269,691) 13,267,811
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $1,766,647,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,801,979.(c) 1,766,436 1,766,436
Total Repurchase Agreement
(cost $1,766,436) 1,766,436
Total Investments
(cost $424,846,003) — 91.1% 538,982,097
Other assets in excess of liabilities — 8.9% 52,715,154
NET ASSETS — 100.0%
$ 591,697,251
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $6,453,512, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,766,436 and by
$4,718,550 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 5/31/2023 –
8/15/2051, a total value of $6,484,986.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2023 was
$1,766,436.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - January 31,
2023 (Unaudited) - Statement of Investments - 25
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 614 3/2023 USD 48,392,410 1,085,632
Total long contracts 1,085,632
Short Contracts
S&P 500 E-Mini Index (252) 3/2023 USD (51,534,000) (1,304,422)
Total short contracts (1,304,422)
Net contracts (218,790)
Currency:
USD United States Dollar

26 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - January 31,
2023 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 522,239,887 $ – $ – $ 522,239,887
Futures Contracts 1,085,632 – – 1,085,632
Purchased Option 1,707,963 – – 1,707,963
Repurchase Agreement – 1,766,436 – 1,766,436
Short-Term Investments – 13,267,811 – 13,267,811
Total Assets $ 525,033,482 $ 15,034,247 $ – $ 540,067,729
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,304,422) $ – $ – $ (1,304,422)
Total Liabilities $ (1,304,422) $ – $ – $ (1,304,422)
Total $ 523,729,060 $ 15,034,247 $ – $ 538,763,307

28 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,707,963
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,085,632
Total $ 2,793,595
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,304,422)
Total $ (1,304,422)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fund - January 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 2.2%
Boeing Co. (The)* 20,868 4,444,884
General Dynamics Corp. 22,393 5,218,913
Lockheed Martin Corp. 12,548 5,812,986
Raytheon Technologies Corp. 81,026 8,090,446
23,567,229
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 17,366 1,739,552
FedEx Corp. 14,664 2,842,763
4,582,315
Airlines 0.8%
Delta Air Lines, Inc.* 22,954 897,501
Southwest Airlines Co. 210,831 7,541,425
8,438,926
Automobiles 0.5%
Ford Motor Co. 169,986 2,296,511
Tesla, Inc.* 17,303 2,997,226
5,293,737
Beverages 2.5%
Constellation Brands, Inc.,
Class A 46,122 10,678,166
Keurig Dr Pepper, Inc. 158,887 5,605,533
Monster Beverage Corp.* 108,054 11,246,260
27,529,959
Biotechnology 1.6%
Alnylam Pharmaceuticals, Inc.* 6,386 1,445,790
Biogen, Inc.* 11,094 3,227,245
Incyte Corp.* 9,022 768,133
Moderna, Inc.* 6,191 1,089,988
Regeneron Pharmaceuticals,
Inc.* 4,818 3,654,309
Seagen, Inc.* 14,482 2,019,949
Vertex Pharmaceuticals, Inc.* 16,272 5,257,483
17,462,897
Building Products 1.0%
Builders FirstSource, Inc.* 86,970 6,931,509
Johnson Controls International
plc 56,222 3,911,365
10,842,874
Capital Markets 7.5%
Ares Management Corp. 217,251 18,029,660
BlackRock, Inc. 10,800 8,199,468
Charles Schwab Corp. (The) 167,212 12,945,553
Goldman Sachs Group, Inc.
(The) 26,045 9,527,521
Morgan Stanley 191,129 18,602,586
MSCI, Inc. 22,246 11,825,084
Nasdaq, Inc. 36,150 2,175,869
81,305,741
Chemicals 2.4%
Celanese Corp. 45,770 5,638,864
FMC Corp. 56,589 7,533,694
Linde plc 25,110 8,309,903
PPG Industries, Inc. 36,059 4,699,930
26,182,391
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0.2%
Waste Connections, Inc. 19,572 2,601,119
Containers & Packaging 0.4%
Ball Corp.(a) 35,137 2,046,379
Crown Holdings, Inc.(a) 26,985 2,378,997
4,425,376
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc.,
Class B* 11,519 3,588,399
Equitable Holdings, Inc. 70,156 2,249,903
5,838,302
Diversified Telecommunication Services 0.9%
AT&T, Inc. 460,716 9,384,785
Electric Utilities 3.1%
Duke Energy Corp. 88,665 9,083,729
Edison International 103,836 7,154,300
Exelon Corp. 172,045 7,258,579
FirstEnergy Corp. 191,021 7,822,310
NextEra Energy, Inc. 35,884 2,678,023
33,996,941
Electrical Equipment 0.6%
AMETEK, Inc. 34,690 5,027,275
Emerson Electric Co. 13,806 1,245,577
6,272,852
Energy Equipment & Services 0.4%
Schlumberger Ltd. 74,634 4,252,645
Entertainment 1.0%
Walt Disney Co. (The)* 102,168 11,084,206
Equity Real Estate Investment Trusts (REITs) 2.5%
Host Hotels & Resorts, Inc. 344,957 6,502,439
Kimco Realty Corp. 241,897 5,433,007
Prologis, Inc. 25,485 3,294,701
Sun Communities, Inc. 29,698 4,658,428
Welltower, Inc. 102,241 7,672,165
27,560,740
Food & Staples Retailing 2.2%
Sysco Corp. 308,067 23,862,870
Food Products 0.9%
Hershey Co. (The) 42,451 9,534,495
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 67,421 7,453,392
Baxter International, Inc. 12,323 563,038
Boston Scientific Corp.* 139,440 6,449,100
Dexcom, Inc.* 27,371 2,931,160
Edwards Lifesciences Corp.* 62,056 4,759,695
Insulet Corp.*(a) 8,501 2,442,507
Stryker Corp. 24,139 6,126,720
30,725,612
Health Care Providers & Services 4.0%
AmerisourceBergen Corp. 29,841 5,041,935
Centene Corp.* 102,358 7,803,774
Elevance Health, Inc. 8,917 4,458,411
HCA Healthcare, Inc. 16,361 4,173,200
Humana, Inc. 12,423 6,356,849
Laboratory Corp. of America
Holdings 9,862 2,486,408

30 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Molina Healthcare, Inc.* 12,838 4,003,274
UnitedHealth Group, Inc. 19,302 9,635,365
43,959,216
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 82,155 9,128,242
Starbucks Corp. 81,474 8,892,072
18,020,314
Household Durables 0.2%
DR Horton, Inc. 6,761 667,243
Lennar Corp., Class A 16,499 1,689,498
2,356,741
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The)(a) 218,544 5,990,291
Industrial Conglomerates 0.6%
Honeywell International, Inc. 33,173 6,915,907
Insurance 3.1%
American International Group,
Inc. 83,863 5,301,819
Arch Capital Group Ltd.* 76,200 4,903,470
Chubb Ltd. 31,710 7,213,708
Marsh & McLennan Cos., Inc. 49,145 8,595,952
MetLife, Inc. 55,940 4,084,738
Progressive Corp. (The) 26,591 3,625,683
33,725,370
Interactive Media & Services 5.6%
Alphabet, Inc., Class A* 395,258 39,067,301
Match Group, Inc.* 89,804 4,860,192
Meta Platforms, Inc., Class A* 112,703 16,789,366
60,716,859
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.* 410,115 42,295,160
Etsy, Inc.*(a) 86,964 11,964,507
54,259,667
IT Services 4.6%
Block, Inc., Class A* 85,983 7,026,531
FleetCor Technologies, Inc.* 20,533 4,287,496
Global Payments, Inc. 55,481 6,253,818
GoDaddy, Inc., Class A* 43,426 3,566,577
Okta, Inc.* 6,931 510,191
PayPal Holdings, Inc.* 78,858 6,426,138
Snowflake, Inc., Class A* 7,181 1,123,396
VeriSign, Inc.* 53,571 11,681,157
Visa, Inc., Class A(a) 37,287 8,583,840
49,459,144
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 44,703 6,798,432
Danaher Corp. 39,739 10,506,197
Illumina, Inc.* 14,843 3,179,371
20,484,000
Machinery 2.5%
Caterpillar, Inc. 11,572 2,919,500
Fortive Corp. 58,869 4,004,858
Ingersoll Rand, Inc. 72,687 4,070,472
PACCAR, Inc. 64,132 7,010,269
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 92,472 9,599,518
27,604,617
Media 0.9%
Omnicom Group, Inc. 113,763 9,782,480
Oil, Gas & Consumable Fuels 5.4%
BP plc, ADR-UK 452,974 16,411,248
ConocoPhillips 111,985 13,647,612
Diamondback Energy, Inc. 13,389 1,956,401
EOG Resources, Inc. 25,432 3,363,382
Marathon Petroleum Corp. 61,392 7,890,100
Shell plc, ADR-NL 257,698 15,155,219
58,423,962
Pharmaceuticals 6.5%
AstraZeneca plc, ADR-UK 134,682 8,804,162
Bristol-Myers Squibb Co. 72,147 5,241,480
Eli Lilly & Co. 54,109 18,621,612
GSK plc, ADR 82,611 2,912,864
Merck & Co., Inc. 93,343 10,025,972
Novartis AG, ADR-CH 48,814 4,423,525
Pfizer, Inc. 296,297 13,084,475
Zoetis, Inc. 46,763 7,738,809
70,852,899
Professional Services 0.2%
Equifax, Inc. 8,357 1,856,925
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A*(a) 37,896 3,240,487
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.* 85,594 6,432,389
Intel Corp. 91,536 2,586,808
KLA Corp. 13,440 5,274,931
Marvell Technology, Inc. 73,954 3,191,115
Micron Technology, Inc. 90,787 5,474,456
NVIDIA Corp. 17,790 3,475,632
ON Semiconductor Corp.* 65,289 4,795,477
Teradyne, Inc. 34,798 3,538,957
Texas Instruments, Inc. 58,263 10,324,786
45,094,551
Software 7.9%
Ceridian HCM Holding, Inc.*(a) 87,387 6,316,332
HashiCorp, Inc., Class A*(a) 48,285 1,553,811
HubSpot, Inc.* 3,367 1,168,383
Microsoft Corp. 239,143 59,262,027
Palo Alto Networks, Inc.*(a) 12,913 2,048,518
Qualtrics International, Inc.,
Class A*(a) 63,224 997,042
Salesforce, Inc.* 38,929 6,538,904
SentinelOne, Inc., Class A* 20,020 302,102
ServiceNow, Inc.* 11,822 5,380,547
Workday, Inc., Class A* 15,906 2,885,826
86,453,492
Specialty Retail 1.5%
TJX Cos., Inc. (The) 201,271 16,476,044
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. 275,769 39,790,709

Nationwide Fund - January 31, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B 80,637 10,267,509
Tobacco 1.3%
Philip Morris International, Inc. 135,964 14,172,887
Trading Companies & Distributors 0.1%
United Rentals, Inc.*(a) 1,821 802,970
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.* 67,725 10,112,020
Total Common Stocks
(cost $781,564,507) 1,065,565,073
Exchange Traded Fund 1.2%
Equity Fund 1.2%
SPDR S&P 500 ETF Trust(a) 31,487 12,798,836
Total Exchange Traded Fund
(cost $12,530,030) 12,798,836
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $1,321,598,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,348,029.(b) 1,321,440 1,321,440
Total Repurchase Agreement
(cost $1,321,440) 1,321,440
Total Investments
(cost $795,415,977) — 99.2% 1,079,685,349
Other assets in excess of liabilities — 0.8% 8,915,278
NET ASSETS — 100.0%
$ 1,088,600,627
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $42,091,960, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,321,440 and by $40,775,477 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 5/31/2023 – 2/15/2049, a total value of
$42,096,917.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $1,321,440.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

32 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fund - January 31, 2023 (Unaudited) - Statement of Investments - 33
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,065,565,073 $ – $ – $ 1,065,565,073
Exchange Traded Fund 12,798,836 – – 12,798,836
Repurchase Agreement – 1,321,440 – 1,321,440
Total $ 1,078,363,909 $ 1,321,440 $ – $ 1,079,685,349
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95.3%
Shares Value ($)
Aerospace & Defense 6.1%
Axon Enterprise, Inc.* 45,848 8,960,533
HEICO Corp., Class A 36,381 4,863,412
13,823,945
Banks 1.1%
Signature Bank 19,044 2,455,724
Building Products 3.6%
Advanced Drainage Systems,
Inc. 68,608 6,918,431
Fortune Brands Innovations,
Inc. 20,321 1,310,907
8,229,338
Capital Markets 3.9%
Intercontinental Exchange, Inc. 44,414 4,776,726
Raymond James Financial,
Inc. 36,335 4,097,498
8,874,224
Commercial Services & Supplies 3.9%
Copart, Inc.* 131,823 8,780,730
Distributors 3.5%
Pool Corp. 20,873 8,048,838
Electrical Equipment 0.8%
Generac Holdings, Inc.* 15,341 1,850,125
Electronic Equipment, Instruments & Components 9.1%
Amphenol Corp., Class A 92,577 7,384,867
Cognex Corp. 28,884 1,581,110
Keysight Technologies, Inc.* 51,196 9,182,003
Trimble, Inc.* 45,554 2,644,865
20,792,845
Food Products 0.2%
Freshpet, Inc.*(a) 8,443 534,695
Health Care Equipment & Supplies 7.1%
Align Technology, Inc.* 5,156 1,390,728
Cooper Cos., Inc. (The)(a) 5,703 1,989,948
IDEXX Laboratories, Inc.* 13,546 6,508,853
STERIS plc 30,004 6,196,126
16,085,655
Health Care Providers & Services 0.4%
HealthEquity, Inc.* 13,647 830,420
Household Products 1.4%
Church & Dwight Co., Inc. 39,296 3,177,475
Internet & Direct Marketing Retail 1.1%
Etsy, Inc.* 17,506 2,408,475
IT Services 11.9%
Broadridge Financial
Solutions, Inc. 29,985 4,508,545
EPAM Systems, Inc.* 14,564 4,844,715
Fiserv, Inc.* 49,639 5,295,488
Gartner, Inc.* 20,888 7,063,068
Global Payments, Inc. 34,253 3,860,998
SS&C Technologies Holdings,
Inc. 25,971 1,567,350
27,140,164
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2.5%
Charles River Laboratories
International, Inc.* 4,013 976,162
Repligen Corp.* 25,358 4,698,838
5,675,000
Machinery 2.9%
IDEX Corp. 27,217 6,523,371
Pharmaceuticals 1.2%
Catalent, Inc.* 50,940 2,727,837
Professional Services 5.4%
CoStar Group, Inc.* 88,490 6,893,371
Verisk Analytics, Inc. 29,408 5,346,080
12,239,451
Road & Rail 0.6%
JB Hunt Transport Services,
Inc. 7,334 1,386,493
Semiconductors & Semiconductor Equipment 0.4%
Monolithic Power Systems,
Inc. 2,414 1,029,716
Software 15.8%
ANSYS, Inc.* 22,279 5,934,234
Blackline, Inc.* 40,015 2,873,077
Cadence Design Systems,
Inc.* 19,108 3,493,516
HubSpot, Inc.* 10,675 3,704,332
Intuit, Inc. 19,987 8,447,905
Paycom Software, Inc.* 3,085 999,355
Roper Technologies, Inc. 11,079 4,727,963
Tyler Technologies, Inc.* 17,740 5,725,940
35,906,322
Specialty Retail 9.2%
Burlington Stores, Inc.* 25,654 5,896,059
O'Reilly Automotive, Inc.* 11,786 9,338,637
Ulta Beauty, Inc.* 11,013 5,660,241
20,894,937
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.* 11,248 3,451,786
Trading Companies & Distributors 1.7%
Watsco, Inc.(a) 13,166 3,783,513
Total Common Stocks
(cost $99,504,529) 216,651,079
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*∞ 15,020 0
Total Rights
(cost $15,320) 0
Total Investments
(cost $99,519,849) — 95.3% 216,651,079
Other assets in excess of liabilities — 4.7% 10,714,081
NET ASSETS — 100.0%
$ 227,365,160

Nationwide Geneva Mid Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 35
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $5,379,001, which was collateralized
by $5,304,137 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 4/30/2023 – 11/15/2051.
CVR Contingent Value Rights

36 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 216,651,079 $ – $ – $ 216,651,079
Rights – – – –
Total $ 216,651,079 $ – $ – $ 216,651,079
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 96.5%
Shares Value ($)
Aerospace & Defense 2.3%
Lockheed Martin Corp. 4,123 1,910,021
Capital Markets 6.1%
Charles Schwab Corp. (The) 46,975 3,636,805
Goldman Sachs Group, Inc.
(The) 123 44,995
LPL Financial Holdings, Inc. 5,703 1,352,295
Nasdaq, Inc. 653 39,304
5,073,399
Diversified Financial Services 6.3%
Apollo Global Management,
Inc.(a) 27,098 1,917,996
Berkshire Hathaway, Inc.,
Class B* 10,580 3,295,882
5,213,878
Electric Utilities 8.8%
American Electric Power Co.,
Inc. 30,918 2,905,055
Exelon Corp. 104,179 4,395,312
7,300,367
Energy Equipment & Services 5.5%
Schlumberger Ltd. 80,629 4,594,240
Food & Staples Retailing 4.4%
Walmart, Inc. 25,310 3,641,350
Gas Utilities 1.5%
Atmos Energy Corp.(a) 10,803 1,269,785
Health Care Equipment & Supplies 2.5%
Stryker Corp. 8,099 2,055,607
Health Care Providers & Services 18.0%
Cigna Corp. 9,935 3,146,117
Elevance Health, Inc. 5,499 2,749,445
Humana, Inc. 7,282 3,726,199
UnitedHealth Group, Inc. 10,575 5,278,934
14,900,695
Household Products 0.1%
Colgate-Palmolive Co. 616 45,910
Insurance 0.2%
Chubb Ltd. 264 60,057
Progressive Corp. (The) 613 83,583
143,640
Common Stocks
Shares Value ($)
IT Services 4.1%
Visa, Inc., Class A(a) 14,645 3,371,425
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc.* 655 23,528
Machinery 2.1%
Caterpillar, Inc. 6,978 1,760,480
Metals & Mining 1.3%
United States Steel Corp. 36,646 1,044,045
Oil, Gas & Consumable Fuels 16.5%
Arch Resources, Inc. 14,364 2,126,159
Exxon Mobil Corp. 67,088 7,782,879
Occidental Petroleum Corp.(a) 57,953 3,754,775
13,663,813
Pharmaceuticals 6.1%
AstraZeneca plc, ADR-UK 35,593 2,326,714
Eli Lilly & Co. 8,004 2,754,577
5,081,291
Specialty Retail 1.5%
Home Depot, Inc. (The) 3,903 1,265,235
Tobacco 8.8%
Altria Group, Inc. 75,565 3,403,448
Philip Morris International, Inc. 36,839 3,840,097
7,243,545
Trading Companies & Distributors 0.4%
United Rentals, Inc.* 691 304,696
Total Investments
(cost $70,998,840) — 96.5% 79,906,950
Other assets in excess of liabilities — 3.5% 2,877,800
NET ASSETS — 100.0%
$ 82,784,750
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $6,451,641, which was collateralized
by $6,518,991 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 2/23/2023 – 5/15/2052.
ADR American Depositary Receipt
UK United Kingdom

Nationwide GQG US Quality Equity Fund - January 31, 2023 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 79,906,950 $ – $ – $ 79,906,950
Total $ 79,906,950 $ – $ – $ 79,906,950
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 5 .4%
Boeing Co. (The)* 77,999 16,613,787
Air Freight & Logistics 1 .4%
Expeditors International of
Washington, Inc. 40,201 4,347,738
Auto Components 0 .2%
Mobileye Global, Inc., Class
A*(a) 15,837 611,308
Automobiles 3 .0%
Tesla, Inc.* 52,569 9,106,002
Beverages 5 .7%
Boston Beer Co., Inc. (The),
Class A*(a) 9,962 3,871,333
Monster Beverage Corp.* 130,028 13,533,314
17,404,647
Biotechnology 7 .4%
Alnylam Pharmaceuticals, Inc.* 45,916 10,395,382
BioMarin Pharmaceutical, Inc.* 13,600 1,568,760
CRISPR Therapeutics AG* 51,947 2,650,336
Regeneron Pharmaceuticals,
Inc.* 10,623 8,057,227
22,671,705
Capital Markets 5 .2%
FactSet Research Systems,
Inc. 12,693 5,368,378
MSCI, Inc. 10,502 5,582,443
SEI Investments Co. 79,452 4,960,188
15,911,009
Entertainment 6 .8%
Netflix, Inc.* 36,366 12,868,473
Walt Disney Co. (The)* 74,529 8,085,651
20,954,124
Health Care Equipment & Supplies 0 .9%
Intuitive Surgical, Inc.* 11,982 2,943,858
Health Care Technology 3 .6%
Doximity, Inc., Class A*(a) 168,885 5,956,574
Veeva Systems, Inc., Class A* 29,476 5,027,132
10,983,706
Hotels, Restaurants & Leisure 5 .3%
Starbucks Corp. 67,901 7,410,715
Yum China Holdings, Inc. 85,799 5,286,076
Yum! Brands, Inc. 27,076 3,533,689
16,230,480
Interactive Media & Services 9 .2%
Alphabet, Inc., Class A* 121,768 12,035,549
Alphabet, Inc., Class C* 21,307 2,127,930
Meta Platforms, Inc., Class A* 93,791 13,972,045
28,135,524
Internet & Direct Marketing Retail 6 .2%
Alibaba Group Holding Ltd.,
ADR-CN* 41,792 4,605,479
Amazon.com, Inc.* 138,848 14,319,394
18,924,873
IT Services 8 .9%
Block, Inc., Class A* 53,446 4,367,607
Common Stocks
Shares Value ($)
IT Services
PayPal Holdings, Inc.* 54,315 4,426,129
Shopify, Inc., Class A* 83,913 4,134,394
Visa, Inc., Class A(a) 62,221 14,323,896
27,252,026
Life Sciences Tools & Services 1 .8%
Illumina, Inc.* 26,365 5,647,383
Machinery 0 .9%
Deere & Co. 6,623 2,800,469
Pharmaceuticals 4 .6%
Novartis AG, ADR-CH 62,240 5,640,189
Novo Nordisk A/S, ADR-DK 32,704 4,538,661
Roche Holding AG, ADR 97,144 3,803,188
13,982,038
Semiconductors & Semiconductor Equipment 7 .2%
NVIDIA Corp. 80,419 15,711,460
QUALCOMM, Inc. 48,511 6,462,150
22,173,610
Software 14 .1%
Autodesk, Inc.* 49,808 10,716,689
Microsoft Corp. 33,188 8,224,318
Oracle Corp. 144,125 12,749,297
Salesforce, Inc.* 34,249 5,752,805
Workday, Inc., Class A* 32,048 5,814,469
43,257,578
Textiles, Apparel & Luxury Goods 1 .3%
Under Armour, Inc., Class A* 319,886 3,963,388
Total Common Stocks
(cost $214,376,749) 303,915,253
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $3,252,204,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$3,317,247.(b) 3,251,817 3,251,817
Total Repurchase Agreement
(cost $3,251,817) 3,251,817
Total Investments
(cost $217,628,566) — 100.2% 307,167,070
Liabilities in excess of other assets — (0.2)% (651,139)
NET ASSETS — 100.0%
$ 306,515,931

42 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $22,359,780, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,251,817 and by $19,496,865 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$22,748,682.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $3,251,817.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

Nationwide Loomis All Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Loomis All Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 303,915,253 $ – $ – $ 303,915,253
Repurchase Agreement – 3,251,817 – 3,251,817
Total $ 303,915,253 $ 3,251,817 $ – $ 307,167,070
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Company Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks 97.5%
Shares Value ($)
Biotechnology 4.3%
Ironwood Pharmaceuticals,
Inc.*(a) 135,336 1,559,071
Vericel Corp.* 172,868 4,748,684
6,307,755
Chemicals 0.4%
Balchem Corp. 4,068 531,403
Electrical Equipment 1.6%
Vicor Corp.* 33,115 2,299,174
Electronic Equipment, Instruments & Components 4.5%
Cognex Corp. 121,421 6,646,586
Health Care Equipment & Supplies 10.7%
Cardiovascular Systems, Inc.* 88,414 1,232,491
Glaukos Corp.* 62,504 3,065,821
Inari Medical, Inc.* 11,438 652,538
Inogen, Inc.*(a) 54,091 1,261,943
Neogen Corp.* 93,903 2,010,463
OrthoPediatrics Corp.*(a) 72,974 3,439,265
QuidelOrtho Corp.* 23,801 2,037,604
Tandem Diabetes Care, Inc.* 49,789 2,028,404
15,728,529
Health Care Technology 4.1%
NextGen Healthcare, Inc.*(a) 14,735 280,260
Veeva Systems, Inc., Class A* 33,835 5,770,559
6,050,819
Internet & Direct Marketing Retail 2.6%
Xometry, Inc., Class A*(a) 109,298 3,827,616
Life Sciences Tools & Services 14.4%
10X Genomics, Inc., Class
A*(a) 71,271 3,337,621
Bio-Techne Corp. 72,731 5,793,751
CryoPort, Inc.*(a) 179,279 4,092,940
Cytek Biosciences, Inc.*(a) 161,577 1,947,003
Repligen Corp.* 32,155 5,958,321
21,129,636
Machinery 3.9%
Helios Technologies, Inc. 83,907 5,537,862
Proto Labs, Inc.* 7,352 224,971
5,762,833
Software 51.0%
Alarm.com Holdings, Inc.* 109,320 5,859,552
Alteryx, Inc., Class A* 17,596 976,402
American Software, Inc., Class
A 7,606 115,687
ANSYS, Inc.* 24,984 6,654,738
Appfolio, Inc., Class A* 54,279 6,097,160
Blackbaud, Inc.* 2,506 155,898
Clearwater Analytics Holdings,
Inc., Class A* 33,828 662,352
Datadog, Inc., Class A* 83,995 6,283,666
Duck Creek Technologies,
Inc.* 180,480 3,416,486
Enfusion, Inc., Class A*(a) 161,604 1,919,856
Guidewire Software, Inc.*(a) 73,846 5,408,481
Manhattan Associates, Inc.* 50,177 6,541,074
nCino, Inc.*(a) 109,006 3,117,572
Olo, Inc., Class A*(a) 350,895 2,814,178
Common Stocks
Shares Value ($)
Software
Paycom Software, Inc.* 20,038 6,491,110
PROS Holdings, Inc.* 106,331 2,679,541
Q2 Holdings, Inc.* 80,959 2,648,978
Smartsheet, Inc., Class A* 125,060 5,403,843
Tyler Technologies, Inc.* 19,490 6,290,787
Workiva, Inc.* 16,300 1,410,439
74,947,800
Total Common Stocks
(cost $112,377,066) 143,232,151
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 2.7%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $3,941,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$4,019,823.(b) 3,940,535 3,940,535
Total Repurchase Agreement
(cost $3,940,535) 3,940,535
Total Investments
(cost $116,335,050) — 100.2% 147,172,686
Liabilities in excess of other assets — (0.2)% (309,085)
NET ASSETS — 100.0%
$ 146,863,601
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $22,370,232, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,940,535 and by $18,566,358 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.38%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$22,506,893.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $3,940,535.

46 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Company Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Company Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 47
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 143,232,151 $ – $ – $ 143,232,151
Repurchase Agreement – 3,940,535 – 3,940,535
Rights – – – –
Total $ 143,232,151 $ 3,940,535 $ – $ 147,172,686
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 96 .7%
Shares Value ($)
Auto Components 3 .5%
Dorman Products, Inc.* 71,400 6,930,084
Building Products 7 .6%
American Woodmark Corp.* 111,300 6,376,377
AZEK Co., Inc. (The)* 143,500 3,462,655
CSW Industrials, Inc. 20,500 2,771,805
Hayward Holdings, Inc.*(a) 168,900 2,278,461
14,889,298
Capital Markets 8 .2%
Focus Financial Partners, Inc.,
Class A* 216,500 9,774,975
Virtus Investment Partners,
Inc. 29,600 6,360,448
16,135,423
Chemicals 4 .6%
Element Solutions, Inc. 439,500 9,000,960
Commercial Services & Supplies 4 .5%
SP Plus Corp.* 85,700 3,231,747
UniFirst Corp. 28,436 5,642,840
8,874,587
Construction & Engineering 4 .7%
API Group Corp.* 107,077 2,381,392
EMCOR Group, Inc. 46,600 6,908,450
9,289,842
Electronic Equipment, Instruments & Components 4 .7%
ePlus, Inc.* 185,200 9,219,256
Food & Staples Retailing 3 .1%
Grocery Outlet Holding Corp.* 202,400 6,150,936
Food Products 2 .1%
Lancaster Colony Corp. 21,650 4,154,852
Health Care Equipment & Supplies 3 .9%
ICU Medical, Inc.* 39,300 7,593,939
Health Care Providers & Services 8 .2%
Addus HomeCare Corp.*(a) 125,000 13,440,000
DocGo, Inc.* 271,600 2,716,000
16,156,000
Hotels, Restaurants & Leisure 2 .8%
Wyndham Hotels & Resorts,
Inc. 71,700 5,557,467
Insurance 3 .9%
Enstar Group Ltd.* 31,200 7,559,760
IT Services 4 .8%
Thoughtworks Holding, Inc.*(a) 172,900 1,867,320
Verra Mobility Corp.*(a) 489,600 7,554,528
9,421,848
Machinery 3 .6%
Crane Holdings Co. 24,700 2,862,977
Hillman Solutions Corp.* 436,300 4,188,480
7,051,457
Multiline Retail 2 .4%
Ollie's Bargain Outlet
Holdings, Inc.* 87,300 4,780,548
Personal Products 3 .5%
Inter Parfums, Inc. 57,500 6,797,650
Common Stocks
Shares Value ($)
Real Estate Management & Development 3 .1%
Cushman & Wakefield plc*(a) 424,100 6,119,763
Road & Rail 3 .3%
Landstar System, Inc.(a) 37,600 6,498,408
Software 4 .7%
E2open Parent Holdings, Inc.* 723,000 4,988,700
MeridianLink, Inc.*(a) 259,100 4,114,508
9,103,208
Specialty Retail 6 .4%
America's Car-Mart, Inc.* 66,220 5,704,191
Leslie's, Inc.* 445,700 6,903,893
12,608,084
Trading Companies & Distributors 3 .1%
Beacon Roofing Supply,
Inc.*(a) 108,000 6,143,040
Total Common Stocks
(cost $157,781,022) 190,036,410
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $2,266,006,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$2,311,325.(b) 2,265,736 2,265,736
Total Repurchase Agreement
(cost $2,265,736) 2,265,736
Total Investments
(cost $160,046,758) — 97.9% 192,302,146
Other assets in excess of liabilities — 2.1% 4,066,558
NET ASSETS — 100.0%
$ 196,368,704
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $16,472,568, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,265,736 and by $14,177,388 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.38%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$16,443,124.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $2,265,736.

Nationwide WCM Focused Small Cap Fund - January 31, 2023 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide WCM Focused Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 190,036,410 $ – $ – $ 190,036,410
Repurchase Agreement – 2,265,736 – 2,265,736
Total $ 190,036,410 $ 2,265,736 $ – $ 192,302,146
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 95.1%
Shares Value ($)
Airlines 0.8%
Allegiant Travel Co.* 130,787 11,251,606
Auto Components 4.8%
Dorman Products, Inc.* 209,422 20,326,499
Fox Factory Holding Corp.*(a) 401,867 47,456,474
67,782,973
Banks 1.0%
Pacific Premier Bancorp, Inc.
(a) 415,448 13,435,588
Biotechnology 0.8%
Avid Bioservices, Inc.* 675,392 10,691,455
Building Products 3.7%
AAON, Inc. 389,644 29,737,630
Trex Co., Inc.*(a) 413,547 21,802,198
51,539,828
Chemicals 2.5%
Balchem Corp. 265,648 34,701,598
Construction & Engineering 2.0%
Construction Partners, Inc.,
Class A*(a) 969,831 27,436,519
Diversified Consumer Services 1.1%
Bright Horizons Family
Solutions, Inc.* 209,557 16,089,786
Electronic Equipment, Instruments & Components 4.6%
ePlus, Inc.* 549,902 27,374,121
Novanta, Inc.* 233,053 37,631,068
65,005,189
Food Products 1.8%
J & J Snack Foods Corp.(a) 176,184 25,247,167
Health Care Equipment & Supplies 10.0%
Globus Medical, Inc., Class
A*(a) 505,627 38,174,839
LeMaitre Vascular, Inc.(a) 319,701 15,083,493
Masimo Corp.* 108,242 18,409,800
Mesa Laboratories, Inc.(a) 69,671 13,553,796
Neogen Corp.*(a) 582,361 12,468,349
Omnicell, Inc.*(a) 350,666 19,451,443
STAAR Surgical Co.*(a) 333,824 23,551,283
140,693,003
Health Care Providers & Services 1.3%
HealthEquity, Inc.*(a) 289,415 17,610,903
Health Care Technology 0.6%
Certara, Inc.*(a) 423,868 8,223,039
Hotels, Restaurants & Leisure 2.1%
Texas Roadhouse, Inc.(a) 288,736 28,997,757
Household Products 0.8%
WD-40 Co.(a) 64,103 11,188,538
Insurance 4.3%
Kinsale Capital Group, Inc. 196,248 54,643,293
Palomar Holdings, Inc.*(a) 123,589 6,316,634
60,959,927
IT Services 7.7%
Evo Payments, Inc., Class A* 419,438 14,206,365
ExlService Holdings, Inc.* 293,217 50,022,820
Common Stocks
Shares Value ($)
IT Services
I3 Verticals, Inc., Class A*(a) 660,452 19,100,272
Perficient, Inc.*(a) 341,159 25,293,528
108,622,985
Life Sciences Tools & Services 4.0%
Azenta, Inc.* 269,450 15,062,255
BioLife Solutions, Inc.*(a) 553,568 12,975,634
Bio-Techne Corp. 360,716 28,734,637
56,772,526
Machinery 9.7%
Barnes Group, Inc.(a) 234,683 10,387,070
Donaldson Co., Inc. 257,092 16,029,686
ESCO Technologies, Inc.(a) 309,651 30,482,044
Evoqua Water Technologies
Corp.* 619,439 30,048,986
RBC Bearings, Inc.*(a) 202,724 49,458,574
136,406,360
Media 0.9%
TechTarget, Inc.*(a) 246,362 12,202,310
Multiline Retail 1.0%
Ollie's Bargain Outlet
Holdings, Inc.* 267,277 14,636,089
Professional Services 4.9%
Exponent, Inc. 490,280 50,273,311
NV5 Global, Inc.* 137,713 18,355,766
68,629,077
Road & Rail 1.9%
Marten Transport Ltd.(a) 1,178,981 26,043,690
Semiconductors & Semiconductor Equipment 3.0%
Onto Innovation, Inc.* 440,437 34,640,370
Semtech Corp.*(a) 225,583 7,451,007
42,091,377
Software 16.6%
Alarm.com Holdings, Inc.*(a) 457,006 24,495,522
Blackbaud, Inc.*(a) 319,429 19,871,678
Blackline, Inc.*(a) 302,181 21,696,596
Descartes Systems Group,
Inc. (The)* 512,010 37,386,970
Envestnet, Inc.*(a) 384,619 25,000,235
Fair Isaac Corp.* 93,710 62,406,174
Q2 Holdings, Inc.* 276,513 9,047,505
SPS Commerce, Inc.* 162,159 22,066,597
Tyler Technologies, Inc.* 34,360 11,090,377
233,061,654
Thrifts & Mortgage Finance 1.2%
Axos Financial, Inc.* 341,566 16,436,156
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply,
Inc.*(a) 181,037 27,428,916
Total Investments
(cost $875,897,958) — 95.1% 1,333,186,016
Other assets in excess of liabilities — 4.9% 69,167,139
NET ASSETS — 100.0%
$ 1,402,353,155

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of January 31, 2023. The total value of securities on
loan as of January 31, 2023 was $209,623,819, which
was collateralized by $209,275,633 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from 2/2/2023
– 8/15/2052.

Nationwide Geneva Small Cap Growth Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,333,186,016 $ – $ – $ 1,333,186,016
Total $ 1,333,186,016 $ – $ – $ 1,333,186,016
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 3.9%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 3.2%
Diversified Financial Services 0.7%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.00%, 1/15/2035(a)(b) 635,000 626,167
Benefit Street Partners
CLO Ltd., Series 2023-
30A, Class A, 0.00%,
4/25/2036(a)(b) 3,200,000 3,200,000
LCM 39 Ltd., Series
39A, Class A1, 5.88%,
10/15/2034(a)(b) 745,000 743,572
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.19%,
1/20/2035(a)(b) 1,500,000 1,499,144
6,068,883
Other 2.5%
Barings CLO Ltd., Series
2019-3A, Class A1R,
5.88%, 4/20/2031(a)(b) 3,500,000 3,472,070
Diameter Capital CLO
4 Ltd., Series 2022-
4A, Class A1, 7.02%,
1/15/2036(a)(b) 2,000,000 1,985,864
Logan CLO I Ltd., Series
2021-1A, Class A,
5.97%, 7/20/2034(a)(b) 6,700,000 6,628,129
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 5.95%, 7/20/2034(a)
(b) 3,300,000 3,261,558
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 5.80%,
11/14/2034(a)(b) 4,000,000 3,952,732
PPM CLO Ltd., Series
2022-6A, Class A,
7.02%, 1/20/2031(a)(b) 3,300,000 3,295,552
22,595,905
28,664,788
JERSEY 0.1%
Diversified Financial Services 0.1%
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 1.00%, 1/20/2036(a)
(b) 1,100,000 1,094,685
UNITED STATES 0.6%
Automobiles 0.1%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 476,170
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 937,541
Asset-Backed Securities
Principal
Amount ($) Value ($)
Diversified Financial Services 0.5%
AIG CLO LLC, Series
2021-1A, Class A,
5.92%, 4/22/2034(a)(b) 4,500,000 4,433,728
5,847,439
Total Asset-Backed Securities
(cost  $35,308,157) 35,606,912
Collateralized Mortgage Obligation 0.0%
UNITED STATES 0.0%
Connecticut Avenue
Securities Trust, Series
2019-R07, Class 1M2,
6.61%, 10/25/2039(a)(b) 72,157 72,157
Total Collateralized Mortgage Obligation
(cost $72,090) 72,157
Commercial Mortgage-Backed Securities 2.4%
UNITED STATES 2.4%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 948,618
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055 1,900,000 1,665,365
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,227,549
Series 2022-BNK44,
Class A5, 5.75%,
11/15/2055(a) 1,800,000 1,952,775
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 913,899 887,000
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 673,364
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 2,169,208
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 695,635
Benchmark Mortgage
Trust
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 475,863
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 660,922
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 245,609

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 440,382
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,986,055
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 991,609
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 866,872
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 821,999
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 733,432
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 475,341
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 347,252 334,771
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 470,697
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 511,946
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 465,665
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 474,949
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,170,706
Total Commercial Mortgage-Backed
Securities
(cost $22,579,682) 21,346,332
Corporate Bonds 39.8%
AUSTRALIA 0.0%
†
Banks 0.0%
†
Westpac Banking Corp.,
3.74%, 8/26/2025 385,000 377,398
Corporate Bonds
Principal
Amount ($) Value ($)
BELGIUM 1.0%
Beverages 1.0%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 3,025,000 2,997,958
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 5,775,000 5,866,778
8,864,736
CANADA 1.0%
Banks 0.5%
Bank of Montreal, 3.70%,
6/7/2025 670,000 654,182
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 951,009
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 759,714
Royal Bank of Canada
3.97%, 7/26/2024 380,000 375,871
2.05%, 1/21/2027 500,000 456,944
3.63%, 5/4/2027 150,000 144,994
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,074,430
4,417,144
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(c) 300,000 298,271
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC
4.38%, 1/15/2028(b) 400,000 368,083
4.00%, 10/15/2030(b) 1,968,000 1,675,260
2,043,343
Oil, Gas & Consumable Fuels 0.2%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 580,000 560,126
Enbridge, Inc.
1.60%, 10/4/2026 400,000 357,447
4.25%, 12/1/2026 500,000 489,702
1,407,275
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 95,859
Road & Rail 0.1%
Canadian Pacific Railway
Co., 2.45%, 12/2/2031 800,000 690,863
Wireless Telecommunication Services 0.0%
†
Rogers Communications,
Inc., 3.20%,
3/15/2027(b) 425,000 399,692
9,352,447

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
CHINA 0.2%
Semiconductors & Semiconductor Equipment 0.2%
NXP BV
3.15%, 5/1/2027 265,000 246,972
3.40%, 5/1/2030 1,400,000 1,252,841
2.50%, 5/11/2031(c) 400,000 328,559
1,828,372
FRANCE 0.1%
Thrifts & Mortgage Finance 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,196,500
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(d) 1,000,000 944,512
(SOFR + 1.22%),
2.31%, 11/16/2027(d) 150,000 132,573
1,077,085
IRELAND 0.2%
Consumer Finance 0.2%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 947,657
3.30%, 1/30/2032 764,000 641,461
3.40%, 10/29/2033 400,000 329,693
1,918,811
JAPAN 0.8%
Automobiles 0.0%
†
Honda Motor Co. Ltd.,
2.53%, 3/10/2027(c) 420,000 391,791
Banks 0.7%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 915,548
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 880,000 824,788
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(d) 850,000 749,259
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.83%), 2.34%,
1/19/2028(d) 200,000 180,599
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(d) 400,000 384,322
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 2,250,000 2,009,452
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
1.40%, 9/17/2026 260,000 229,860
5,293,828
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 318,969
6,004,588
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,662,615
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,398,330
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 180,099
4,241,044
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 245,206
ING Groep NV, 3.95%,
3/29/2027 200,000 192,909
438,115
QATAR 0.1%
Oil, Gas & Consumable Fuels 0.1%
QatarEnergy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,333,542
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,221,591
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 361,273
SPAIN 0.3%
Banks 0.3%
Banco Santander SA
2.75%, 5/28/2025 400,000 377,156
1.85%, 3/25/2026 2,000,000 1,804,899
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(d) 400,000 351,261
2,533,316

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 0.1%
Capital Markets 0.1%
Credit Suisse Group
AG, (SOFR + 5.02%),
9.02%, 11/15/2033(b)(d) 975,000 1,095,092
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,262,410
UNITED KINGDOM 1.7%
Banks 1.1%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 5.30%,
8/9/2026(d) 215,000 215,014
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(d) 740,000 663,344
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(d) 585,000 573,505
(SOFR + 1.93%),
2.10%, 6/4/2026(d) 1,350,000 1,251,201
(SOFR + 1.10%),
2.25%, 11/22/2027(d) 2,000,000 1,795,179
(SOFR + 2.61%),
5.21%, 8/11/2028(d) 2,215,000 2,225,706
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 197,269
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(d) 730,000 719,750
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,235,000 1,154,444
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d) 1,200,000 1,223,860
10,019,272
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 341,243
Diversified Telecommunication Services 0.1%
Virgin Media Finance plc,
5.00%, 7/15/2030(b) 1,000,000 839,390
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 428,014
Tobacco 0.4%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 279,942
2.26%, 3/25/2028 970,000 834,034
7.75%, 10/19/2032 110,000 122,639
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,353,857
4.45%, 3/16/2028 325,000 311,056
2,901,528
14,529,447
UNITED STATES 33.2%
Aerospace & Defense 0.4%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 201,968
3.85%, 11/1/2048 450,000 339,384
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 465,587
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 524,403
Raytheon Technologies
Corp., 3.95%, 8/16/2025 800,000 789,386
TransDigm UK Holdings
plc, 6.88%, 5/15/2026 800,000 792,516
TransDigm, Inc., 4.88%,
5/1/2029 950,000 857,190
3,970,434
Air Freight & Logistics 0.1%
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 495,196
Airlines 0.3%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 1,000,000 967,222
United Airlines, Inc.,
4.63%, 4/15/2029(b) 2,000,000 1,824,221
2,791,443
Auto Components 0.2%
Icahn Enterprises LP
5.25%, 5/15/2027 1,000,000 931,095
4.38%, 2/1/2029 600,000 522,487
1,453,582
Automobiles 0.2%
Ford Motor Co., 6.10%,
8/19/2032 925,000 907,659
General Motors Co.,
4.20%, 10/1/2027 800,000 773,646
1,681,305

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks 5.3%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 983,330
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(d) 1,300,000 1,214,898
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 503,754
(SOFR + 1.75%),
4.83%, 7/22/2026(d) 635,000 633,401
(SOFR + 1.01%),
1.20%, 10/24/2026(d) 1,000,000 901,650
(SOFR + 0.96%),
1.73%, 7/22/2027(d) 2,000,000 1,792,025
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 481,348
(SOFR + 2.04%),
4.95%, 7/22/2028(c)(d) 660,000 661,132
(SOFR + 1.06%),
2.09%, 6/14/2029(d) 4,075,000 3,551,352
6.11%, 1/29/2037 4,500,000 4,864,410
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(d) 200,000 180,615
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(d) 580,000 573,444
4.40%, 6/10/2025 200,000 198,437
3.20%, 10/21/2026 1,000,000 947,470
(SOFR + 0.77%),
1.46%, 6/9/2027(d) 4,150,000 3,695,641
4.45%, 9/29/2027 400,000 392,445
(SOFR + 1.35%),
3.06%, 1/25/2033(d) 3,650,000 3,126,711
HSBC USA, Inc., 3.75%,
5/24/2024 970,000 958,296
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(d) 979,000 920,963
(SOFR + 1.85%),
2.08%, 4/22/2026(d) 491,000 461,123
2.95%, 10/1/2026 753,000 717,371
(SOFR + 0.80%),
1.05%, 11/19/2026(d) 1,000,000 895,057
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 195,926
(SOFR + 0.77%),
1.47%, 9/22/2027(d) 1,000,000 885,900
(SOFR + 1.89%),
2.18%, 6/1/2028(d) 1,850,000 1,658,790
(SOFR + 1.99%),
4.85%, 7/25/2028(d) 1,665,000 1,664,578
(SOFR + 2.52%),
2.96%, 5/13/2031(d) 400,000 347,021
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.26%),
2.96%, 1/25/2033(d) 425,000 364,318
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 5,075,000 4,926,472
M&T Bank Corp., (SOFR
+ 1.85%), 5.05%,
1/27/2034(d) 1,280,000 1,276,734
SVB Financial Group,
1.80%, 10/28/2026 115,000 101,690
Truist Financial Corp.,
3.70%, 6/5/2025 1,000,000 980,360
US Bancorp, (SOFR
+ 1.66%), 4.55%,
7/22/2028(d) 170,000 169,745
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(d) 1,605,000 1,568,037
(SOFR + 1.51%),
3.53%, 3/24/2028(d) 705,000 670,457
(SOFR + 2.10%),
2.39%, 6/2/2028(d) 1,500,000 1,359,407
(SOFR + 1.26%),
2.57%, 2/11/2031(d) 3,680,000 3,171,356
(SOFR + 2.10%),
4.90%, 7/25/2033(d) 400,000 398,449
48,394,113
Beverages 0.5%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 792,897
4.75%, 12/1/2025 500,000 499,905
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025(c) 500,000 483,544
3.95%, 4/15/2029(c) 1,648,000 1,586,786
3.20%, 5/1/2030(c) 470,000 424,792
4.05%, 4/15/2032(c) 355,000 336,506
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 742,639
4,867,069
Biotechnology 0.4%
AbbVie, Inc., 4.25%,
11/21/2049 3,050,000 2,730,250
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,247,651
3,977,901
Building Products 0.1%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 320,744
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 349,106
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 474,738
1,144,588

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets 2.8%
Ares Capital Corp.
3.88%, 1/15/2026(c) 500,000 470,333
2.15%, 7/15/2026 2,350,000 2,053,584
2.88%, 6/15/2028 500,000 422,240
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 22,041
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 121,691
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 978,918
2.45%, 3/3/2027 205,000 190,739
CME Group, Inc., 2.65%,
3/15/2032 60,000 52,585
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 863,817
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 182,755
2.63%, 1/15/2027 500,000 430,151
3.25%, 7/15/2027 1,350,000 1,172,905
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 142,948
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 330,002
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,557,300
Morgan Stanley
4.00%, 7/23/2025 200,000 196,820
5.00%, 11/24/2025 300,000 301,663
(SOFR + 0.72%),
0.98%, 12/10/2026(d) 2,420,000 2,153,425
3.63%, 1/20/2027 1,000,000 969,288
(SOFR + 0.88%),
1.59%, 5/4/2027(d) 2,450,000 2,200,124
(SOFR + 0.86%),
1.51%, 7/20/2027(d) 3,000,000 2,676,686
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 4,700,000 4,580,064
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 195,195
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 364,454
3.44%, 10/15/2028 150,000 119,997
S&P Global, Inc.
2.45%, 3/1/2027(b) 870,000 809,083
4.75%, 8/1/2028(b) 780,000 791,390
1.25%, 8/15/2030 500,000 398,748
24,748,946
Chemicals 0.9%
Cabot Corp., 4.00%,
7/1/2029 720,000 666,094
Celanese US Holdings
LLC
5.90%, 7/5/2024 2,375,000 2,388,641
6.05%, 3/15/2025 2,375,000 2,393,236
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
1.40%, 8/5/2026 230,000 198,126
6.33%, 7/15/2029 250,000 253,532
Chemours Co. (The),
5.75%, 11/15/2028(b) 915,000 833,794
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,813
EIDP, Inc., 2.30%,
7/15/2030 395,000 342,243
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 18,754
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 365,800
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 305,000 292,899
7,902,932
Commercial Services & Supplies 0.5%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 550,403
3.70%, 4/1/2027 4,000 3,900
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,902,811
Waste Connections, Inc.,
3.20%, 6/1/2032 145,000 130,030
Waste Management, Inc.,
4.15%, 4/15/2032 1,025,000 1,007,823
4,594,967
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,183,001
4.60%, 5/23/2029 1,658,000 1,618,526
2,801,527
Construction & Engineering 0.1%
AECOM, 5.13%,
3/15/2027 400,000 393,040
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 85,866
2.35%, 1/15/2032(c) 505,000 404,163
883,069
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 286,512
Consumer Finance 0.6%
American Express Co.
3.38%, 5/3/2024 220,000 216,213
3.95%, 8/1/2025 200,000 196,929
American Honda
Finance Corp., 1.20%,
7/8/2025(c) 1,000,000 921,121
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 526,142
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 67,992
4.35%, 1/17/2027 600,000 582,603

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
John Deere Capital Corp.,
3.40%, 6/6/2025 1,015,000 990,773
Toyota Motor Credit Corp.,
3.95%, 6/30/2025 1,375,000 1,356,780
4,858,553
Containers & Packaging 0.0%
†
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 365,605
Distributors 0.1%
Genuine Parts Co., 1.75%,
2/1/2025 1,000,000 940,140
Diversified Consumer Services 0.1%
Service Corp.
International, 4.00%,
5/15/2031 600,000 524,688
Diversified Financial Services 0.0%
†
Block Financial LLC,
2.50%, 7/15/2028 275,000 241,509
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 89,309
1.35%, 3/15/2031 100,000 76,982
407,800
Diversified Telecommunication Services 2.3%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 917,816
2.30%, 6/1/2027 2,505,000 2,289,406
1.65%, 2/1/2028 2,300,000 2,016,214
2.75%, 6/1/2031 6,475,000 5,584,238
CCO Holdings LLC,
6.38%, 9/1/2029(b) 935,000 902,275
Frontier Communications
Holdings LLC, 8.75%,
5/15/2030(b) 1,100,000 1,139,875
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,055,925
Verizon Communications,
Inc.
0.85%, 11/20/2025(c) 1,500,000 1,356,664
4.33%, 9/21/2028 5,175,000 5,104,348
20,366,761
Electric Utilities 1.1%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 84,467
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 166,838
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 128,952
Duke Energy Corp.
3.15%, 8/15/2027 600,000 564,666
4.30%, 3/15/2028 90,000 88,696
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Entergy Corp., 0.90%,
9/15/2025 100,000 89,854
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 96,437
Eversource Energy,
4.20%, 6/27/2024 665,000 658,278
Georgia Power Co.,
4.70%, 5/15/2032 390,000 388,839
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 193,118
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 98,109
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028(c) 2,495,000 2,185,045
NSTAR Electric Co.,
3.20%, 5/15/2027(c) 100,000 95,499
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 122,289
4.55%, 9/15/2032 160,000 161,629
Pacific Gas and Electric
Co., 2.10%, 8/1/2027 300,000 263,206
PacifiCorp, 2.70%,
9/15/2030 100,000 88,887
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 47,443
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 475,511
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 227,285
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 79,423
Union Electric Co., 2.95%,
3/15/2030 100,000 90,352
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 180,385
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 28,411
3.95%, 9/1/2032 155,000 147,757
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 2,005,784
1.75%, 3/15/2027 850,000 764,830
9,521,990
Electrical Equipment 0.1%
Atkore, Inc., 4.25%,
6/1/2031(b) 500,000 438,725
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 625,000 637,289
1,076,014
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 55,764

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
CDW LLC, 3.25%,
2/15/2029 125,000 108,275
164,039
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,391,676
Entertainment 0.4%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 395,498
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 410,000 401,826
Warnermedia Holdings,
Inc., 5.05%,
3/15/2042(b) 3,225,000 2,753,613
3,550,937
Equity Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.
1.45%, 9/15/2026 210,000 186,061
2.75%, 1/15/2027 300,000 276,488
3.65%, 3/15/2027 580,000 551,003
Camden Property Trust,
3.15%, 7/1/2029 100,000 92,281
Crown Castle, Inc.
1.35%, 7/15/2025 1,000,000 918,702
4.45%, 2/15/2026 200,000 197,598
2.90%, 3/15/2027 100,000 92,985
3.65%, 9/1/2027 728,000 694,624
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 190,249
ERP Operating LP, 2.85%,
11/1/2026 100,000 93,957
Extra Space Storage LP,
3.90%, 4/1/2029 430,000 398,525
GLP Capital LP, 5.75%,
6/1/2028 510,000 519,481
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,125,348
Life Storage LP, 3.88%,
12/15/2027 300,000 284,167
LifeStorage LP, 3.50%,
7/1/2026(c) 2,400,000 2,274,725
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,386,226
Public Storage
3.09%, 9/15/2027 150,000 142,848
1.85%, 5/1/2028(c) 1,910,000 1,683,516
1.95%, 11/9/2028 600,000 526,720
3.39%, 5/1/2029 550,000 516,921
2.30%, 5/1/2031(c) 950,000 809,828
Realty Income Corp.,
5.63%, 10/13/2032 185,000 196,126
Simon Property Group LP,
1.38%, 1/15/2027 80,000 71,335
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,065,829
4.50%, 1/15/2028(b) 250,000 233,571
14,529,114
Food & Staples Retailing 0.1%
Albertsons Cos., Inc.,
4.63%, 1/15/2027(b) 850,000 805,843
Food Products 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,198,085
General Mills, Inc., 4.20%,
4/17/2028 250,000 247,158
Kraft Heinz Foods Co.
3.88%, 5/15/2027 940,000 915,752
3.75%, 4/1/2030 850,000 804,241
McCormick & Co., Inc.,
0.90%, 2/15/2026(c) 250,000 223,061
Post Holdings, Inc., 5.50%,
12/15/2029(b) 970,000 899,552
4,287,849
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 47,550
1.50%, 1/15/2031 100,000 80,713
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 743,281
2.95%, 3/1/2031 200,000 161,983
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 190,233
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 94,586
1,318,346
Health Care Equipment & Supplies 0.2%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 835,132
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052(b) 670,000 773,924
1,609,056
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 87,860
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 486,684
Centene Corp., 2.63%,
8/1/2031 800,000 655,165
Cigna Corp., 2.40%,
3/15/2030 4,575,000 3,952,489
CVS Health Corp.
3.88%, 7/20/2025 500,000 489,820
1.30%, 8/21/2027 1,300,000 1,127,629
1.88%, 2/28/2031 1,975,000 1,600,994
HCA, Inc.
5.25%, 6/15/2026 500,000 500,585

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
4.13%, 6/15/2029 270,000 256,642
Humana, Inc., 3.70%,
3/23/2029 255,000 240,432
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026 1,846,000 1,663,262
Tenet Healthcare Corp.,
6.25%, 2/1/2027(b) 500,000 490,220
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 137,666
5.30%, 2/15/2030 2,475,000 2,602,260
2.30%, 5/15/2031 1,970,000 1,694,650
5.35%, 2/15/2033 2,075,000 2,211,398
5.88%, 2/15/2053 775,000 887,375
19,085,131
Hotels, Restaurants & Leisure 0.4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 418,541
Marriott International, Inc.,
5.00%, 10/15/2027 170,000 171,567
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 925,000 787,287
McDonald's Corp., 3.50%,
7/1/2027 750,000 725,322
Royal Caribbean
Cruises Ltd., 11.63%,
8/15/2027(b) 915,000 970,993
3,073,710
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 262,282
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 147,683
Insurance 1.1%
Aflac, Inc., 3.60%,
4/1/2030 167,000 158,725
Aon Corp., 2.80%,
5/15/2030 200,000 177,079
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,493,966
Athene Holding Ltd.,
4.13%, 1/12/2028 225,000 214,410
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 871,367
4.20%, 3/17/2032 280,000 256,056
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 575,586
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 989,028
2.25%, 11/15/2030(c) 2,700,000 2,282,613
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 803,154
3.00%, 3/15/2032 230,000 207,657
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 246,155
Willis North America, Inc.
4.50%, 9/15/2028 250,000 243,429
2.95%, 9/15/2029 200,000 176,977
9,696,202
Interactive Media & Services 0.2%
Meta Platforms, Inc.,
3.50%, 8/15/2027 810,000 777,862
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 900,000 797,454
1,575,316
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.10%,
5/12/2051 675,000 513,224
IT Services 1.1%
Fidelity National
Information Services,
Inc., 4.50%, 7/15/2025 45,000 44,539
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 365,925
International Business
Machines Corp.
4.00%, 7/27/2025 4,080,000 4,028,789
4.15%, 7/27/2027 3,760,000 3,729,010
6.50%, 1/15/2028 1,350,000 1,475,473
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,311
2.70%, 10/15/2028 40,000 32,188
9,680,235
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(c) 250,000 221,757
Machinery 0.3%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 991,727
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,892,225
2,883,952
Media 0.3%
Comcast Corp., 3.15%,
3/1/2026 1,000,000 965,280
Directv Financing LLC,
5.88%, 8/15/2027(b) 1,400,000 1,268,127
Sirius XM Radio, Inc.,
5.50%, 7/1/2029(b) 815,000 763,777
2,997,184

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 109,056
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,923,865
2.15%, 8/15/2030 620,000 512,194
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 672,785
3,217,900
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 183,279
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,473
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 88,689
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 97,209
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 98,044
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 91,127
Sempra Energy
3.25%, 6/15/2027(c) 100,000 94,505
3.70%, 4/1/2029 200,000 188,665
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 80,414
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 183,993
1,153,398
Oil, Gas & Consumable Fuels 3.1%
California Resources
Corp., 7.13%,
2/1/2026(b) 800,000 778,600
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 4,270,000 4,302,160
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 157,584
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,243,175
CQP Holdco LP, 5.50%,
6/15/2031(b) 500,000 455,308
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,485,900
4.50%, 1/15/2030 389,000 376,062
Energy Transfer LP,
2.90%, 5/15/2025 800,000 763,219
EQT Corp.
3.90%, 10/1/2027 870,000 825,351
5.00%, 1/15/2029 810,000 785,190
7.00%, 2/1/2030(e) 100,000 106,361
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Global Partners LP, 6.88%,
1/15/2029 900,000 849,330
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,255,897
MPLX LP
1.75%, 3/1/2026 2,080,000 1,894,242
4.25%, 12/1/2027 1,000,000 972,122
4.80%, 2/15/2029 1,308,000 1,296,295
2.65%, 8/15/2030 600,000 511,624
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,937,178
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 929,416
4.00%, 7/13/2027 800,000 769,137
4.55%, 7/15/2028 1,460,000 1,426,586
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 40,000 40,245
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 452,272
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 199,375
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 108,501
5.00%, 1/15/2028 1,890,000 1,843,393
6.88%, 1/15/2029 500,000 513,495
Williams Cos., Inc. (The),
4.65%, 8/15/2032(c) 1,000,000 975,604
28,253,622
Pharmaceuticals 0.5%
Merck & Co., Inc., 1.90%,
12/10/2028 3,000,000 2,647,681
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 190,690
Zoetis, Inc.
3.00%, 9/12/2027 450,000 424,602
3.90%, 8/20/2028 1,640,000 1,602,151
4,865,124
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 796,620
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 113,192
2.10%, 10/1/2031 105,000 88,357
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 963,544
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,577,414
1.95%, 2/15/2028(b) 2,600,000 2,257,087
4.11%, 9/15/2028 580,000 559,338
Texas Instruments, Inc.,
3.65%, 8/16/2032 1,055,000 1,010,072

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Xilinx, Inc., 2.38%,
6/1/2030 250,000 217,357
6,786,361
Software 0.8%
Adobe, Inc., 2.30%,
2/1/2030 250,000 220,713
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,869,230
Intuit, Inc., 1.65%,
7/15/2030 54,000 44,696
Oracle Corp.
2.50%, 4/1/2025 450,000 429,055
1.65%, 3/25/2026 1,250,000 1,140,001
2.30%, 3/25/2028 600,000 535,826
6.90%, 11/9/2052 2,125,000 2,458,077
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 454,448
VMware, Inc., 4.70%,
5/15/2030 35,000 33,934
7,185,980
Specialty Retail 0.8%
Home Depot, Inc. (The)
2.70%, 4/15/2025(c) 200,000 192,780
2.88%, 4/15/2027 90,000 85,407
Lowe's Cos., Inc.
3.35%, 4/1/2027 245,000 234,611
1.70%, 9/15/2028 6,100,000 5,258,223
1.70%, 10/15/2030(c) 925,000 752,408
2.63%, 4/1/2031 1,305,000 1,121,659
7,645,088
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.
1.40%, 8/5/2028 160,000 138,744
3.35%, 8/8/2032 210,000 196,226
Dell International LLC,
6.10%, 7/15/2027 370,000 387,766
HP, Inc.
1.45%, 6/17/2026 1,592,000 1,420,483
3.00%, 6/17/2027 35,000 32,550
4.00%, 4/15/2029 979,000 924,526
NetApp, Inc., 1.88%,
6/22/2025 75,000 69,774
3,170,069
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 5.75%,
11/15/2031(b) 1,711,000 1,377,355
Tobacco 0.5%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 284,912
4.80%, 2/14/2029 927,000 916,948
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,871,262
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Tobacco
0.88%, 5/1/2026 2,050,000 1,827,888
4,901,010
Trading Companies & Distributors 0.1%
Air Lease Corp., 2.20%,
1/15/2027 165,000 147,941
Aircastle Ltd., 4.25%,
6/15/2026 75,000 72,303
Boise Cascade Co.,
4.88%, 7/1/2030(b) 500,000 449,651
669,895
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 94,113
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 43,408
137,521
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.
3.50%, 4/15/2025 1,500,000 1,456,567
2.88%, 2/15/2031 1,014,000 866,883
3.50%, 4/15/2031 971,000 868,899
3,192,349
299,200,963
Total Corporate Bonds
(cost $367,982,508) 358,836,730
Municipal Bonds 0.0%
CALIFORNIA 0.0%
†
Los Angeles
Community College
DistrictGO, 1.81%,
8/1/2030 200,000 169,786
University of
CaliforniaRB, 1.61%,
5/15/2030 200,000 165,987
335,773
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 62,904
MASSACHUSETTS 0.0%
†
Commonwealth of 100,000 103,023
Total Municipal Bonds
(cost $584,664) 501,700
Mortgage-Backed Securities 37.1%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 176,858 149,470
Pool# QB4050

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
2.00%, 10/1/2050 923,389 780,322
Pool# QB3891
2.00%, 10/1/2050 125,374 105,959
Pool# RA3986
2.50%, 11/1/2050 1,538,725 1,357,118
Pool# SD1384
2.50%, 11/1/2050 370,467 330,107
Pool# SD8129
2.50%, 2/1/2051 3,779,998 3,340,384
Pool# SD7536
2.50%, 2/1/2051 1,560,473 1,392,528
Pool# SD8145
1.50%, 5/1/2051 4,717,194 3,775,403
Pool# QC5798
2.00%, 8/1/2051 638,124 538,312
Pool# QD0652
2.00%, 11/1/2051 399,238 336,305
Pool# SD8188
2.00%, 1/1/2052 746,220 627,550
Pool# QD5182
2.00%, 1/1/2052 707,217 595,731
Pool# QD5274
2.00%, 1/1/2052 74,992 63,274
Pool# RA7467
2.00%, 2/1/2052 99,803 84,054
Pool# SD8199
2.00%, 3/1/2052 1,078,221 907,379
Pool# SD8211
2.00%, 5/1/2052 1,995,107 1,679,665
Pool# SD8240
2.00%, 7/1/2052 399,185 335,855
Pool# QE6096
2.00%, 7/1/2052 31,714 26,675
Pool# SD7555
3.00%, 8/1/2052 3,972,818 3,669,609
Pool# SD1501
4.00%, 8/1/2052 1,213,614 1,172,879
Pool# RA8029
2.00%, 9/1/2052 1,126,551 947,729
Pool# RA7920
4.00%, 9/1/2052 1,565,086 1,512,153
Pool# RA8213
6.00%, 11/1/2052 1,551,307 1,619,705
Pool# RA8214
6.00%, 11/1/2052 1,037,393 1,080,278
Pool# SD2056
6.00%, 12/1/2052 992,492 1,035,073
Pool# SD2038
6.00%, 12/1/2052 876,268 911,014
Pool# RA8419
6.00%, 1/1/2053 1,995,215 2,070,997
Pool# RA8418
6.00%, 1/1/2053 1,990,933 2,073,245
Pool# RA8417
6.00%, 1/1/2053 1,003,253 1,047,490
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,126,637 1,091,607
Pool# MA4106
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
1.50%, 7/1/2035 878,337 778,534
Pool# CA9152
2.50%, 2/1/2036 2,414,448 2,260,359
Pool# BT2234
2.00%, 4/1/2037 4,695,042 4,266,276
Pool# CB3758
2.00%, 5/1/2037 2,606,624 2,375,064
Pool# MA4685
1.50%, 6/1/2037 3,024,381 2,680,433
Pool# FS0146
3.50%, 9/1/2043 1,665,291 1,607,433
Pool# BE3774
4.00%, 7/1/2047 969,827 955,423
Pool# BM2007
4.00%, 9/1/2048 260,477 255,413
Pool# CA2471
4.00%, 10/1/2048 931,787 913,671
Pool# MA3692
3.50%, 7/1/2049 3,129,863 2,979,209
Pool# FM2363
3.00%, 1/1/2050 867,042 805,906
Pool# CA6032
2.50%, 6/1/2050 2,443,471 2,175,079
Pool# CA6020
3.00%, 6/1/2050 1,928,735 1,766,448
Pool# MA4158
2.00%, 10/1/2050 231,520 196,130
Pool# CA7404
4.00%, 10/1/2050 4,279,798 4,180,700
Pool# MA4210
2.50%, 12/1/2050 503,855 446,226
Pool# CA9190
2.00%, 2/1/2051 2,975,756 2,513,466
Pool# FS2772
2.50%, 2/1/2051 156,595 139,687
Pool# FM6554
2.00%, 3/1/2051 1,275,400 1,077,055
Pool# BR6352
2.50%, 3/1/2051 714,080 636,875
Pool# FM6834
2.00%, 4/1/2051 588,295 496,804
Pool# BR7647
2.00%, 4/1/2051 76,473 64,524
Pool# MA4325
2.00%, 5/1/2051 9,750,201 8,230,326
Pool# FM8057
3.00%, 7/1/2051 4,195,395 3,867,245
Pool# MA4398
2.00%, 8/1/2051 7,172,214 6,046,094
Pool# MA4400
3.00%, 8/1/2051 3,889,813 3,547,175
Pool# FM8779
2.50%, 9/1/2051 906,268 807,209
Pool# MA4437
2.00%, 10/1/2051 1,058,295 890,328
Pool# FM8997
2.50%, 10/1/2051 8,974,025 7,879,899
Pool# CB1805
2.50%, 10/1/2051 3,607,343 3,217,622

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# FM9450
2.00%, 11/1/2051 166,390 140,596
Pool# CB2045
2.50%, 11/1/2051 2,102,485 1,873,593
Pool# FM9492
2.50%, 11/1/2051 1,624,137 1,445,959
Pool# BQ6858
2.00%, 12/1/2051 278,507 234,661
Pool# FM9578
2.00%, 12/1/2051 31,779 26,784
Pool# FM9783
2.00%, 12/1/2051 31,722 26,736
Pool# BV0465
2.00%, 1/1/2052 899,156 756,994
Pool# BV3083
2.00%, 2/1/2052 1,258,308 1,059,752
Pool# BU7272
2.00%, 2/1/2052 1,149,113 967,611
Pool# BU1302
2.00%, 2/1/2052 96,923 81,644
Pool# CB2809
2.50%, 2/1/2052 3,206,950 2,811,112
Pool# BV3101
2.00%, 3/1/2052 2,987,642 2,514,355
Pool# CB3156
2.00%, 3/1/2052 1,815,760 1,528,981
Pool# BV4122
2.00%, 3/1/2052 1,727,592 1,454,732
Pool# BT2296
2.00%, 3/1/2052 526,347 443,374
Pool# CB3159
2.50%, 3/1/2052 8,294,290 7,274,070
Pool# BV7769
2.00%, 4/1/2052 613,160 515,838
Pool# MA4578
2.50%, 4/1/2052 2,947,801 2,583,177
Pool# CB3368
3.00%, 4/1/2052 1,894,420 1,724,159
Pool# BT2353
2.00%, 5/1/2052 1,248,908 1,052,040
Pool# FS2530
2.00%, 6/1/2052 321,214 270,304
Pool# CB3769
3.50%, 6/1/2052 1,371,699 1,287,054
Pool# CB3915
4.50%, 6/1/2052 2,036,254 2,011,183
Pool# BV7823
2.00%, 7/1/2052 997,763 840,159
Pool# MA4750
2.00%, 7/1/2052 347,244 292,238
Pool# CB5087
5.50%, 11/1/2052 13,851,670 14,262,651
Pool# FS3440
6.00%, 12/1/2052 1,980,918 2,068,262
Pool# CB5306
6.00%, 12/1/2052 1,399,589 1,457,452
Pool# FS3441
6.00%, 12/1/2052 1,109,502 1,152,659
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 2/25/2053 1,000,000 875,498
3.00%, 2/25/2053 4,000,000 3,633,125
3.50%, 2/25/2053 41,000,000 38,447,851
4.00%, 2/25/2053 18,000,000 17,381,250
5.00%, 2/25/2053 9,000,000 9,033,047
6.50%, 2/25/2053 8,000,000 8,276,875
GNMA TBA
3.00%, 2/15/2053 2,000,000 1,837,188
3.50%, 2/15/2053 2,000,000 1,890,896
4.00%, 2/15/2053 3,000,000 2,912,344
4.50%, 2/15/2053 22,000,000 21,841,875
5.50%, 2/15/2053 15,000,000 15,242,578
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 455,464 428,550
Pool# AC0071
3.50%, 10/20/2042 659,335 621,214
Pool# MA2600
3.00%, 2/20/2045 491,376 462,338
Pool# MA2825
3.00%, 5/20/2045 359,272 338,038
Pool# MA4509
3.00%, 6/20/2047 461,931 430,198
Pool# MA4718
3.00%, 9/20/2047 425,289 395,525
Pool# MA4719
3.50%, 9/20/2047 1,672,809 1,608,412
Pool# MA6409
3.00%, 1/20/2050 179,770 166,649
Pool# MA6541
3.00%, 3/20/2050 2,737,315 2,536,882
Pool# MA6710
3.00%, 6/20/2050 985,416 915,424
Pool# MA7535
3.00%, 8/20/2051 1,036,443 956,939
Pool# MA7705
2.50%, 11/20/2051 3,984,439 3,554,774
Pool# MA7707
3.50%, 11/20/2051 2,787,274 2,638,479
Pool# MA7766
2.00%, 12/20/2051 21,417,276 18,508,071
Pool# MA7767
2.50%, 12/20/2051 11,263,321 10,047,759
Pool# MA7768
3.00%, 12/20/2051 2,821,020 2,599,958
Pool# MA7881
2.50%, 2/20/2052 6,213,624 5,541,493
Pool# MA7882
3.00%, 2/20/2052 3,222,528 2,968,337
Pool# MA8150
4.00%, 7/20/2052 502,336 487,654
Pool# MA8197
2.50%, 8/20/2052 485,032 432,563
Pool# MA8198
3.00%, 8/20/2052 2,434,442 2,236,916
Pool# MA8201

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
4.50%, 8/20/2052 273,399 271,483
Total Mortgage-Backed Securities
(cost $347,006,608) 334,392,796
Foreign Government Securities 0.9%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 49,587
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,600
Province of Ontario
0.63%, 1/21/2026 50,000 45,067
2.30%, 6/15/2026 45,000 42,418
1.05%, 5/21/2027 25,000 22,077
2.00%, 10/2/2029 25,000 22,115
1.13%, 10/7/2030 40,000 32,553
Province of Quebec
0.60%, 7/23/2025 50,000 45,796
2.50%, 4/20/2026 50,000 47,606
2.75%, 4/12/2027 25,000 23,799
351,618
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 561,021
INDONESIA 0.3%
Republic of Indonesia
Reg. S, 3.85%,
7/18/2027 2,010,000 1,951,730
3.35%, 3/12/2071 1,450,000 1,011,696
2,963,426
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,235,331
3.75%, 4/19/2071 2,330,000 1,561,397
2,796,728
PANAMA 0.1%
Republic of Panama,
3.87%, 7/23/2060 900,000 601,637
PERU 0.1%
Republic of Peru, 3.23%,
7/28/2121 1,040,000 625,136
Total Foreign Government Securities
(cost $7,306,706) 7,899,566
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 923,890
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 947,859
Total Supranational
(cost $2,019,366) 1,871,749
U.S. Treasury Obligations 24.4%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,165,664
1.88%, 2/15/2041 24,900,000 18,716,824
2.00%, 11/15/2041 40,000,000 30,396,875
3.38%, 8/15/2042 12,050,000 11,392,898
2.75%, 11/15/2042 6,500,000 5,556,231
3.00%, 5/15/2045 11,000,000 9,684,727
2.50%, 5/15/2046 2,000,000 1,606,328
2.25%, 8/15/2046 8,000,000 6,108,438
3.00%, 2/15/2047 2,934,700 2,582,077
3.00%, 2/15/2048 15,500,000 13,650,898
1.63%, 11/15/2050 7,000,000 4,527,578
2.25%, 2/15/2052 4,500,000 3,380,977
2.88%, 5/15/2052 2,500,000 2,154,297
3.00%, 8/15/2052 24,800,000 21,944,125
U.S. Treasury Notes
3.88%, 9/30/2029 16,400,000 16,680,594
0.63%, 8/15/2030 8,690,000 7,075,222
1.63%, 5/15/2031 31,000,000 26,971,211
1.38%, 11/15/2031 25,000,000 21,077,148
2.88%, 5/15/2032 2,800,000 2,666,563
2.75%, 8/15/2032 13,150,000 12,373,328
Total U.S. Treasury Obligations
(cost $244,103,783) 219,712,003
Repurchase Agreement 0.2%
CF Secured, LLC 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase
price $1,595,940,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,627,859. (f) 1,595,750 1,595,750
Total Repurchase
Agreement
(cost $1,595,750)
1,595,750
Total Investments Before TBA Sale Commitments
(cost $1,028,559,314) — 108.9% 981,835,695
TBA Sale Commitments   (3.8)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 2/25/2053 (17,000,000) (14,287,969)
4.50%, 2/25/2053 (2,000,000) (1,975,000)
5.50%, 2/25/2053 (8,000,000) (8,129,375)
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 3/25/2053 (4,000,000) (4,102,812)
GNMA TBA

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 15
TBA Sale Commitments
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA (continued)
2.50%, 2/15/2053 (6,000,000) (5,347,675)
Total TBA Sale Commitment
(cost $(33,748,711)) (33,842,831)
Total Investments
(cost $994,810,603) — 105.1% 947,992,864
Liabilities in excess of other assets — (5.1)% (46,194,200)
NET ASSETS — 100.0%
$ 901,798,664
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $66,017,435 which represents 7.32% of net assets.
(c) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $21,378,699, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,595,750 and by $20,398,783 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.63%, and maturity
dates ranging from 2/28/2023 – 11/15/2052, a total value of
$21,994,533.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $1,595,750.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.64 USD 45,400,000 290,906 416,980 707,886
Total unrealized depreciation 290,906 416,980 707,886
As of January 31, 2023, the Fund had $615,554 segregated as collateral for credit default swap contracts.
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 2.50% annually Pay 6/4/2029 USD 4,230,000 (75,943) 48,777 (27,166)
1 Day SOFR annually 2.72% annually Pay 8/11/2037 USD 11,370,000 (330,380) 136,203 (194,177)
1 Day SOFR annually 2.73% annually Pay 6/4/2033 USD 7,500,000 (101,770) 60,204 (41,566)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 3,960,000 (95,055) 53,135 (41,920)
Total unrealized appreciation (603,148) 298,319 (304,829)
1 Day SOFR annually 2.08% annually Pay 7/28/2047 USD 3,120,000 39,436 (1,033) 38,403
1 Day SOFR annually 2.17% annually Pay 8/11/2052 USD 5,110,000 208,384 (12,151) 196,233
1 Day SOFR annually 2.57% annually Pay 6/4/2031 USD 11,530,000 177,135 (105,414) 71,721
1 Day SOFR annually 2.68% annually Pay 7/28/2032 USD 1,560,000 51,628 (34,106) 17,522
Total unrealized depreciation 476,583 (152,704) 323,879
Net unrealized appreciation (126,565) 145,615 19,050
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 17
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 366 3/2023 USD 75,267,328 295,643
U.S. Treasury 10 Year Ultra Note 32 3/2023 USD 3,878,500 4,797
Total long contracts 300,440
Short Contracts
U.S. Treasury 5 Year Note (45) 3/2023 USD (4,915,898) 1,721
U.S. Treasury 10 Year Note (227) 3/2023 USD (25,995,047) 53,388
U.S. Treasury Long Bond (435) 3/2023 USD (56,495,625) (1,128,428)
U.S. Treasury Ultra Bond (36) 3/2023 USD (5,103,000) (19,519)
Total short contracts (1,092,838)
Net contracts (792,398)
As of January 31, 2023, the Fund had $21,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 19
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 35,606,912 $ – $ 35,606,912
Collateralized Mortgage Obligation – 72,157 – 72,157
Commercial Mortgage-Backed Securities – 21,346,332 – 21,346,332
Corporate Bonds – 358,836,730 – 358,836,730
Credit Default Swaps† – 416,980 – 416,980
Foreign Government Securities – 7,899,566 – 7,899,566
Futures Contracts 355,549 – – 355,549
Interest Rate Swaps† – 298,319 – 298,319
Mortgage-Backed Securities – 334,392,796 – 334,392,796
Municipal Bonds – 501,700 – 501,700
Repurchase Agreement – 1,595,750 – 1,595,750
Supranational – 1,871,749 – 1,871,749
U.S. Treasury Obligations – 219,712,003 – 219,712,003
Total Assets $ 355,549 $ 982,550,994 $ – $ 982,906,543
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,147,947) $ – $ – $ (1,147,947)
Interest Rate Swaps† – (152,704) – (152,704)
TBA Sale Commitments $ – $ (33,842,831) $ – $ (33,842,831)
Total Liabilities $ (1,147,947) $ (33,995,535) $ – $ (35,143,482)
Total $ (792,398) $ 948,555,459 $ – $ 947,763,061
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the

Nationwide Bond Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 21
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 416,980
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 298,319
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 355,549
Total $ 1,070,848

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Liabilities: Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ (152,704)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,147,947)
Total $ (1,300,651)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 4.9%
Principal
Amount ($) Value ($)
Automobiles 0.5%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 1,943,609
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,419,713
Ford Credit Floorplan Master
Owner Trust
Series 2020-2, Class A,
1.06%, 9/15/2027 2,940,000 2,686,250
Series 2018-4, Class A,
4.06%, 11/15/2030 1,150,000 1,117,705
Ford Credit Floorplan Master
Owner Trust A, Series
2019-4, Class A, 2.44%,
9/15/2026 2,400,000 2,310,056
GM Financial Revolving
Receivables Trust, Series
2021-1, Class A, 1.17%,
6/12/2034(a) 6,500,000 5,774,189
Hertz Vehicle Financing III LP
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 4,250,000 3,758,861
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,811,611
23,821,994
Consumer Finance 0.2%
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-1, Class A2A,
5.19%, 3/16/2026 4,340,000 4,345,617
Series 2022-4, Class A3,
4.82%, 8/16/2027 7,660,000 7,713,870
12,059,487
Diversified Financial Services 0.5%
BA Credit Card Trust, Series
2020-A1, Class A1, 0.34%,
5/15/2026 4,630,000 4,452,316
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 0.00%,
1/20/2035(a)(b) 2,460,000 2,460,000
Ford Credit Auto Owner Trust,
Series 2020-1, Class A,
2.04%, 8/15/2031(a) 8,500,000 8,042,144
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class A,
0.00%, 4/20/2035(a)(b) 2,480,000 2,467,600
Toyota Auto Loan Extended
Note Trust, Series 2019-
1A, Class A, 2.56%,
11/25/2031(a) 7,780,000 7,533,137
24,955,197
Equipment Loans & Leases 0.1%
CLI Funding VIII LLC, Series
2022-1A, Class A, 2.72%,
1/18/2047(a) 3,144,560 2,780,422
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 219,115 216,624
2,997,046
Home Equity 0.2%
Ameriquest Mortgage
Securities, Inc. Asset-
Backed Pass-Through
Certificates, Series 2004-
R10, Class M6, 6.56%,
11/25/2034(b) 1,815,679 1,541,026
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2,
6.26%, 10/25/2037(a)(b) 5,000,000 4,360,911
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.05%,
12/25/2034(b) 772,090 730,077
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 4.63%,
11/25/2036(b) 868,086 803,689
GSAA Home Equity Trust,
Series 2005-6, Class M4,
5.56%, 6/25/2035(b) 1,090,000 872,349
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 5.53%,
9/25/2034(b) 945,729 906,616
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 5.07%,
2/25/2036(b) 563,611 551,388
RAAC Trust, Series 2005-
SP3, Class M2, 5.71%,
12/25/2035(b) 35,931 35,901
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
4.99%, 10/25/2046(b) 1,329,000 1,136,391
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 5.71%,
8/25/2034(b) 891,666 862,209
11,800,557
Other 2.8%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 6.19%,
1/20/2032(a)(b) 2,840,000 2,809,010
ABPCI Direct Lending Fund IX
LLC, Series 2020-9A, Class
A1R, 6.21%, 11/18/2031(a)
(b) 3,000,000 2,949,987
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 6.19%,
1/19/2033(a)(b) 2,250,000 2,233,904

24 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 5.71%,
11/2/2030(a)(b) 592,000 588,291
AMMC CLO 23 Ltd., Series
2020-23A, Class A1R,
5.83%, 10/17/2031(a)(b) 600,000 594,743
Apidos CLO XII, Series 2013-
12A, Class AR, 5.87%,
4/15/2031(a)(b) 1,100,000 1,090,161
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 5.73%,
1/15/2037(a)(b) 666,000 653,513
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
5.98%, 4/18/2033(a)(b) 2,250,000 2,228,879
Balboa Bay Loan Funding
Ltd., Series 2020-1A, Class
AR, 5.93%, 1/20/2032(a)(b) 5,000,000 4,944,515
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
5.88%, 11/20/2030(a)(b) 970,000 949,127
BCRED MML CLO LLC,
Series 2021-1A, Class A,
6.27%, 1/15/2035(a)(b) 1,650,000 1,599,878
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,263,719 1,071,668
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A,
6.51%, 4/20/2033(a)(b) 5,000,000 4,889,840
BlueMountain CLO Ltd.,
Series 2015-3A, Class A1R,
5.81%, 4/20/2031(a)(b) 1,215,000 1,202,100
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
5.87%, 7/15/2031(a)(b) 3,000,000 2,968,542
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-1A, Class
A1R2, 5.76%, 4/17/2031(a)
(b) 1,450,590 1,437,292
Series 2014-3RA, Class
A1A, 5.86%, 7/27/2031(a)
(b) 247,958 245,655
Series 2015-4A, Class A1R,
6.15%, 7/20/2032(a)(b) 1,100,000 1,086,614
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 6.51%,
4/20/2029(a)(b) 3,050,000 3,002,612
CBAM Ltd., Series 2017-
1A, Class A1, 6.06%,
7/20/2030(a)(b) 1,029,566 1,023,606
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 6.64%, 10/15/2031(a)(b) 274,462 272,400
CIFC Funding Ltd., Series
2014-4RA, Class A1AR,
5.96%, 1/17/2035(a)(b) 2,490,000 2,459,572
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 6.03%,
1/20/2035(a)(b) 7,000,000 6,844,677
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 803,629 787,610
Fortress Credit Bsl X Ltd.,
Series 2021-1A, Class A,
6.28%, 4/20/2033(a)(b) 3,000,000 2,965,722
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,053,465 950,414
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 5.86%,
11/22/2031(a)(b) 450,000 446,069
Golub Capital Partners CLO
25M Ltd., Series 2015-
25A, Class AR, 5.91%,
5/5/2030(a)(b) 899,671 892,156
Golub Capital Partners CLO
57M Ltd., Series 2021-
57A, Class A1, 6.31%,
10/25/2034(a)(b) 5,530,000 5,371,665
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 1,710,230 1,308,470
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 6.65%, 12/20/2029(a)(b) 1,603,747 1,593,872
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
5.47%, 7/15/2039(a)(b) 2,070,000 2,006,117
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
5.98%, 1/27/2031(a)(b) 900,000 895,493
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
6.56%, 4/26/2031(a)(b) 1,200,000 1,193,270
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.11%,
1/20/2030(a)(b) 2,110,000 2,063,500
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 6.49%,
1/17/2030(a)(b) 750,000 731,585
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,260,000 1,906,830
KKR CLO 20 Ltd., Series
20, Class A, 5.92%,
10/16/2030(a)(b) 1,100,000 1,090,400
KKR CLO Ltd., Series
21, Class A, 5.79%,
4/15/2031(a)(b) 250,000 246,974
Lunar Structured Aircraft
Portfolio Notes, Series
2021-1, Class A, 2.64%,
10/15/2046(a) 2,033,373 1,656,801

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Marathon CLO Ltd., Series
2020-15A, Class A2R,
6.41%, 11/15/2031(a)(b) 3,400,000 3,284,016
MF1 Ltd.
Series 2021-FL7, Class A,
5.55%, 10/16/2036(a)(b) 2,080,000 2,024,084
Series 2022-FL8, Class A,
5.66%, 2/19/2037(a)(b) 4,570,000 4,436,595
Midocean Credit CLO VIII,
Series 2018-8A, Class A1R,
5.73%, 2/20/2031(a)(b) 2,860,000 2,834,783
MKS CLO Ltd., Series
2017-2A, Class A, 6.00%,
1/20/2031(a)(b) 5,000,000 4,955,025
Myers Park CLO Ltd., Series
2018-1A, Class B1, 6.41%,
10/20/2030(a)(b) 510,000 499,816
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
5.82%, 4/19/2030(a)(b) 487,471 484,045
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
5.93%, 10/19/2031(a)(b) 283,333 281,647
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
5.85%, 4/16/2033(a)(b) 350,000 346,090
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
5.79%, 7/25/2030(a)(b) 1,023,441 1,014,049
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 5.87%,
1/20/2031(a)(b) 1,770,000 1,759,656
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 5.65%,
2/14/2031(a)(b) 1,170,000 1,156,016
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
5.73%, 5/23/2031(a)(b) 500,000 496,237
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 6.48%,
5/20/2031(a)(b) 1,810,000 1,793,811
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
5.80%, 11/14/2034(a)(b) 1,500,000 1,482,275
Parliament Funding II Ltd.,
Series 2020-1A, Class AR,
6.06%, 10/20/2031(a)(b) 3,102,559 3,052,598
Rad CLO 15 Ltd., Series
2021-15A, Class A, 5.90%,
1/20/2034(a)(b) 4,590,000 4,526,126
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 511,150 483,053
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,798,958 1,619,369
Stratus CLO Ltd., Series
2021-3A, Class A, 5.76%,
12/29/2029(a)(b) 8,081,231 8,011,538
Stratus Static CLO Ltd., Series
2022-3A, Class A, 6.35%,
10/20/2031(a)(b) 2,750,000 2,749,821
STWD Ltd.
Series 2019-FL1, Class A,
5.68%, 7/15/2038(a)(b) 724,379 693,811
Series 2022-FL3, Class E,
7.53%, 11/15/2038(a)(b) 1,880,000 1,743,714
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,101,910 1,910,812
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 5.87%, 1/17/2032(a)
(b) 350,000 345,131
TCI-Flatiron CLO Ltd., Series
2016-1A, Class AR3,
5.73%, 1/17/2032(a)(b) 3,458,529 3,409,103
Voya CLO Ltd.
Series 2018-2A, Class A1,
5.79%, 7/15/2031(a)(b) 1,155,000 1,145,470
Series 2018-3A, Class A1A,
5.94%, 10/15/2031(a)(b) 940,000 934,341
Series 2018-4A, Class
A1AR, 5.83%, 1/15/2032(a)
(b) 825,000 816,856
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.89%, 7/15/2034(a)(b) 2,000,000 1,973,788
Whitebox CLO I Ltd., Series
2019-1A, Class ANAR,
5.95%, 7/24/2032(a)(b) 2,440,000 2,415,934
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
6.04%, 10/24/2034(a)(b) 2,260,000 2,234,973
138,168,117
Student Loan 0.6%
AccessLex Institute, Series
2007-A, Class A3, 5.06%,
5/25/2036(b) 1,974,895 1,917,920
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,342,533 1,106,509
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 5.66%,
11/25/2069(a)(b) 1,345,030 1,309,867
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,136,335
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 2,701,930 2,478,592

26 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,124,666 1,006,125
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
5.11%, 12/26/2069(a)(b) 1,983,145 1,927,470
SLM Student Loan Trust
Series 2005-7, Class A4,
4.97%, 10/25/2029(b) 100,319 99,678
Series 2003-10A, Class A4,
5.44%, 12/17/2068(a)(b) 1,185,391 1,165,864
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 931,591
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,051,992 941,593
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,256,402 1,098,373
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 1,789,245 1,580,945
Series 2021-A, Class A2A1,
5.18%, 1/15/2053(a)(b) 1,687,967 1,636,678
Series 2021-C, Class A2,
5.25%, 1/15/2053(a)(b) 7,652,059 7,452,706
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,039,142 940,838
28,731,084
Total Asset-Backed Securities
(cost $251,579,595)
242,533,482
Closed End Fund 0.0%
†
Real Estate Fund 0.0%
†
NexPoint Diversified Real
Estate Trust 210 2,749
Total Closed End Fund
(cost $2,693) 2,749
Collateralized Mortgage Obligations 1.8%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,520,472 2,914,560
AREIT Trust, Series 2022-
CRE6, Class A, 5.56%,
1/16/2037(a)(b) 2,079,450 2,006,187
Connecticut Avenue Securities
Trust
Series 2019-R07, Class
1M2, 6.61%, 10/25/2039(a)
(b) 43,922 43,922
Series 2021-R03, Class
1M2, 5.96%, 12/25/2041(a)
(b) 4,650,000 4,470,355
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-R04, Class
1M2, 7.41%, 3/25/2042(a)
(b) 3,840,000 3,854,292
CSMC Trust
Series 2015-12R, Class
2A1, 3.28%, 11/30/2037(a)
(b) 35,505 35,459
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 330,027 264,465
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 330,027 234,928
Series 2020-RPL4, Class
A1, 2.00%, 1/25/2060(a)(b) 3,282,973 2,913,751
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,222,054 1,072,553
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,558,514 1,242,711
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 2,366,958 2,072,393
Series 2022-7R, Class 1A1,
5.53%, 10/25/2066(a)(b) 2,419,401 2,410,042
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 1,397,980 1,382,417
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 4.61%, 4/19/2047(b) 902,946 731,922
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,422,465 1,165,156
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 6.41%, 10/25/2033(a)
(b) 3,153,000 3,136,258
Series 2021-DNA5, Class
M2, 5.96%, 1/25/2034(a)(b) 786,761 778,426
Series 2021-DNA6, Class
M2, 5.81%, 10/25/2041(a)
(b) 2,090,000 2,001,274
Series 2021-DNA7, Class
M2, 6.11%, 11/25/2041(a)
(b) 4,540,000 4,372,610
Series 2022-DNA3, Class
M1B, 7.21%, 4/25/2042(a)
(b) 960,000 963,137
FNMA
Series 2014-C02, Class
1M2, 7.11%, 5/25/2024(b) 758,886 771,015
Series 2014-C02, Class
2M2, 7.11%, 5/25/2024(b) 305,791 309,614
Series 2014-C03, Class
1M2, 7.51%, 7/25/2024(b) 447,190 457,399
FNMA REMICS
Series 2015-65, Class CZ,
3.50%, 9/25/2045 907,130 810,303
Series 2020-56, Class AQ,
2.00%, 8/25/2050 2,900,000 2,351,546
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 4.52%,
9/26/2037(a)(b) 282,827 280,577

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 27
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,398,492 1,318,452
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,146,120 1,141,062
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 433,530 408,126
Series 2021-GS5, Class A1,
2.25%, 7/25/2067(a)(c) 4,668,520 4,268,506
Mill City Mortgage Loan Trust,
Series 2019-GS2, Class A1,
2.75%, 8/25/2059(a)(b) 2,953,586 2,796,541
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 4.77%,
4/25/2035(b) 795,042 739,754
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,277,150 2,172,486
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 2,095,386 1,976,558
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 1,583,504 1,471,231
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 856,642 777,071
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 831,447 752,122
Series 2022-NQM2, Class
A1, 3.08%, 3/27/2062(a)(b) 3,577,009 3,293,905
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 833,265 657,787
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 3,377,066 2,829,071
Onslow Bay Mortgage
Loan Trust, Series 2021-
NQM4, Class A1, 1.96%,
10/25/2061(a)(b) 4,713,788 3,945,575
PRKCM Trust, Series 2021-
AFC2, Class A1, 2.07%,
11/25/2056(a)(b) 3,930,228 3,361,777
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 457,138 449,293
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 1,213,271 1,195,666
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,641,301
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,855,551
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 2,675,176
SG Residential Mortgage
Trust, Series 2022-1, Class
A1, 3.17%, 3/27/2062(a)(b) 3,600,222 3,323,814
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
6.66%, 10/25/2048(a)(b) 970,000 957,308
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-HY2, Class A1,
5.51%, 5/25/2058(a)(b) 834,253 831,694
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
3.90%, 8/25/2034(b) 1,387,115 1,300,690
Series 2005-AR13, Class
A1A1, 5.09%, 10/25/2045(b) 517,223 481,790
Total Collateralized Mortgage Obligations
(cost $98,146,160)
89,669,579
Commercial Mortgage-Backed Securities 2.2%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.33%,
10/15/2038(a)(b) 2,580,000 2,409,328
AREIT Trust, Series 2022-
CRE6, Class E, 7.71%,
1/16/2037(a)(b) 2,050,000 1,888,608
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
5.31%, 9/15/2034(a)(b) 2,500,000 2,477,990
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,133,518
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,334,265
Series 2022-BNK39, Class
XA, IO, 0.43%, 2/15/2055(b) 185,856,741 5,402,447
Series 2017-BNK5, Class
XA, IO, 0.95%, 6/15/2060(b) 41,022,609 1,289,968
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,890,199
Series 2021-BN38,
Class XA, IO, 0.81%,
12/15/2064(b) 40,289,157 2,138,186
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
5.43%, 8/15/2036(a)(b) 2,610,000 2,585,392
BHMS, Series 2018-
ATLS, Class D, 6.71%,
7/15/2035(a)(b) 3,830,000 3,569,185
BIG Commercial Mortgage
Trust, Series 2022-
BIG, Class B, 6.22%,
2/15/2039(a)(b) 4,000,000 3,846,374
BPR Trust, Series 2021-
TY, Class B, 5.61%,
9/15/2038(a)(b) 780,000 732,163
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
5.46%, 4/15/2034(a)(b) 4,420,000 4,319,907
Series 2021-XL2, Class D,
5.86%, 10/15/2038(a)(b) 2,316,788 2,224,002
Series 2021-ACNT, Class A,
5.31%, 11/15/2038(a)(b) 950,000 929,937
Series 2021-CIP, Class A,
5.38%, 12/15/2038(a)(b) 5,460,000 5,345,552

28 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-AHP, Class A,
5.47%, 1/17/2039(a)(b) 4,250,000 4,150,298
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,651,040
BX Trust
Series 2021-BXMF, Class A,
5.09%, 10/15/2026(a)(b) 1,310,000 1,273,557
Series 2019-MMP, Class A,
5.46%, 8/15/2036(a)(b) 2,009,942 1,987,077
Series 2021-ARIA, Class D,
6.35%, 10/15/2036(a)(b) 2,490,000 2,365,350
BXHPP Trust, Series 2021-
FILM, Class A, 5.11%,
8/15/2036(a)(b) 2,250,000 2,138,271
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,219,987
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,203,347
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,389,709
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 196,348 10,047
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,299,328 619,548
Series 2020-190, Class , IO,
1.03%, 11/16/2062(b) 10,028,137 749,225
Series 2020-103, Class AD,
1.45%, 1/16/2063 2,605,062 2,105,184
GS Mortgage Securities Corp.
Trust
Series 2021-DM, Class A,
5.34%, 11/15/2036(a)(b) 4,660,000 4,566,785
Series 2020-DUNE, Class
A, 5.56%, 12/15/2036(a)(b) 4,500,000 4,424,665
GS Mortgage Securities Trust,
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 1,922,574
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 7.21%,
5/15/2038(a)(b) 2,040,000 1,968,459
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 2,870,285
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 1,888,406
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,387,145
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
6.11%, 5/15/2036(a)(b) 1,560,680 1,500,680
Series 2018-H4, Class XA,
IO, 0.83%, 12/15/2051(b) 20,635,005 749,932
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
OPG Trust, Series 2021-
PORT, Class A, 4.94%,
10/15/2036(a)(b) 1,370,748 1,325,332
Ready Capital Mortgage
Financing LLC, Series
2021-FL7, Class A, 5.71%,
11/25/2036(a)(b) 2,525,012 2,448,486
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 5.61%,
5/15/2038(a)(b) 2,280,000 2,088,976
SMRT, Series 2022-
MINI, Class A, 5.48%,
1/15/2039(a)(b) 4,110,000 4,012,220
SREIT Trust
Series 2021-PALM, Class A,
5.05%, 10/15/2034(a)(b) 6,200,000 6,021,710
Series 2021-MFP, Class A,
5.19%, 11/15/2038(a)(b) 2,650,000 2,584,568
TPGI Trust, Series 2021-
DGWD, Class A, 5.16%,
6/15/2026(a)(b) 1,370,000 1,336,589
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,329,445
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 7.27%,
11/15/2027(a)(b) 2,560,000 2,558,386
Total Commercial Mortgage-Backed
Securities
(cost $117,218,139) 110,364,304
Common Stocks 48.5%
Shares
Aerospace & Defense 0.8%
AAR Corp. * 2,991 153,857
Aerojet Rocketdyne Holdings,
Inc. * 4,372 244,482
AeroVironment, Inc. * 1,303 115,928
AerSale Corp. * 854 15,893
Archer Aviation, Inc.,
Class A *(d) 12,466 36,151
Astra Space, Inc. * 1,036 659
Astronics Corp. * 976 14,494
Axon Enterprise, Inc. * 3,809 744,431
Boeing Co. (The) * 31,046 6,612,798
BWX Technologies, Inc. 4,710 286,651
Byrna Technologies, Inc. * 110 1,071
Cadre Holdings, Inc. (d) 2,138 48,939
Curtiss-Wright Corp. 2,097 347,683
Ducommun, Inc. * 446 25,770
Eve Holding, Inc. * 144 1,002
General Dynamics Corp. 13,422 3,128,131
HEICO Corp. 6,964 1,028,483
Hexcel Corp. (d) 4,421 312,034
Howmet Aerospace, Inc. 21,878 890,216
Huntington Ingalls Industries,
Inc. 2,153 474,823

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Aerospace & Defense
Kaman Corp. 2,676 67,489
Kratos Defense & Security
Solutions, Inc. * 7,500 85,875
L3Harris Technologies, Inc. 11,227 2,411,784
Lockheed Martin Corp. 13,182 6,106,693
Maxar Technologies, Inc. 4,286 221,458
Mercury Systems, Inc. *(d) 3,136 156,753
Momentus, Inc. * 346 313
Moog, Inc., Class A 1,077 102,660
National Presto Industries, Inc. 1,042 79,828
Northrop Grumman Corp. 8,076 3,618,371
Park Aerospace Corp. (d) 705 9,807
Parsons Corp. *(d) 1,420 61,798
Raytheon Technologies Corp. 81,882 8,175,918
Redwire Corp. * 120 307
Rocket Lab USA, Inc. *(d) 14,190 70,524
Satellogic, Inc., Class A * 218 769
Spirit AeroSystems Holdings,
Inc., Class A (d) 5,993 216,647
Terran Orbital Corp. * 431 836
Textron, Inc. 12,046 877,551
TransDigm Group, Inc. 2,878 2,065,684
Triumph Group, Inc. * 4,318 49,182
V2X, Inc. * 461 20,358
Virgin Galactic Holdings,
Inc. *(d) 10,650 58,788
Virgin Orbit Holdings, Inc. *(d) 486 816
Woodward, Inc. (d) 3,110 318,029
39,261,734
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 3,549 100,472
Atlas Air Worldwide Holdings,
Inc. *(d) 1,635 167,114
CH Robinson Worldwide,
Inc. (d) 8,154 816,786
Expeditors International of
Washington, Inc. 8,908 963,400
FedEx Corp. 13,419 2,601,407
Forward Air Corp. (d) 1,073 115,723
GXO Logistics, Inc. * 6,794 355,530
Hub Group, Inc., Class A * 1,310 111,704
Radiant Logistics, Inc. * 1,585 8,892
United Parcel Service, Inc.,
Class B 41,884 7,758,173
12,999,201
Airlines 0.1%
Alaska Air Group, Inc. * 7,117 365,387
Allegiant Travel Co. * 893 76,825
American Airlines Group,
Inc. *(d) 39,276 633,915
Blade Air Mobility, Inc. *(d) 392 1,748
Copa Holdings SA,
Class A *(d) 1,510 139,041
Delta Air Lines, Inc. * 35,763 1,398,333
Frontier Group Holdings, Inc. * 2,135 26,858
Hawaiian Holdings, Inc. *(d) 1,917 23,618
JetBlue Airways Corp. * 19,884 159,072
Joby Aviation, Inc. *(d) 14,265 63,051
SkyWest, Inc. * 2,780 57,713
Common Stocks
Shares Value ($)
Airlines
Southwest Airlines Co. 32,429 1,159,985
Spirit Airlines, Inc. 6,381 126,599
Sun Country Airlines Holdings,
Inc. * 2,351 43,893
United Airlines Holdings, Inc. * 18,559 908,649
Wheels Up Experience,
Inc. *(d) 1,065 1,310
5,185,997
Auto Components 0.1%
Adient plc * 5,211 234,599
American Axle &
Manufacturing Holdings,
Inc. * 4,539 40,261
Aptiv plc *(d) 15,542 1,757,645
BorgWarner, Inc. 16,389 774,872
Dana, Inc. 7,855 142,490
Dorman Products, Inc. * 1,407 136,563
Fox Factory Holding Corp. *(d) 2,228 263,105
Garrett Motion, Inc. * 301 2,408
Gentex Corp. 12,452 367,459
Gentherm, Inc. * 1,794 133,527
Goodyear Tire & Rubber Co.
(The) * 15,410 173,362
Holley, Inc. * 333 1,102
LCI Industries (d) 1,431 160,587
Lear Corp. 3,261 475,389
Luminar Technologies,
Inc. *(d) 14,684 97,942
Modine Manufacturing Co. * 2,035 48,616
Motorcar Parts of America,
Inc. *(d) 764 11,124
Patrick Industries, Inc. (d) 1,426 101,203
QuantumScape Corp. *(d) 11,623 98,912
Solid Power, Inc. *(d) 11,381 38,126
Spruce Power Holding
Corp. *(d) 697 1,039
Standard Motor Products, Inc. 778 31,478
Stoneridge, Inc. * 1,063 26,214
Visteon Corp. *(d) 1,580 247,017
XPEL, Inc. Reg. S*(d) 920 69,984
5,435,024
Automobiles 0.7%
Arrival SA * 1,390 556
Canoo, Inc. *(d) 4,675 5,610
Cenntro Electric Group Ltd. * 1,149 876
Faraday Future Intelligent
Electric, Inc. *(d) 10,494 8,920
Fisker, Inc. *(d) 9,654 71,922
Ford Motor Co. 221,603 2,993,857
General Motors Co. 79,883 3,141,000
Gogoro, Inc. * 1,238 5,819
Harley-Davidson, Inc. 8,313 382,647
Livewire Group, Inc. * 139 874
Lordstown Motors Corp. *(d) 1,088 1,425
Lucid Group, Inc. *(d) 28,215 329,833
Mullen Automotive, Inc. *(d) 2,876 989
Rivian Automotive, Inc.,
Class A * 29,337 569,138
Stellantis NV 6,940 109,097
Tesla, Inc. * 145,166 25,145,654

30 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Automobiles
Thor Industries, Inc. (d) 2,815 268,354
Winnebago Industries, Inc. (d) 1,875 119,400
Workhorse Group, Inc. *(d) 2,670 5,901
33,161,872
Banks 1.9%
1st Source Corp. 2,745 135,027
ACNB Corp. 52 2,046
Amalgamated Financial Corp. 549 12,600
Amerant Bancorp, Inc. 3,089 85,998
American National
Bankshares, Inc. 469 16,232
Ameris Bancorp 2,275 107,289
Arrow Financial Corp. 709 23,333
Associated Banc-Corp. 8,435 189,028
Atlantic Union Bankshares
Corp. 3,698 143,076
Banc of California, Inc. 4,347 75,725
BancFirst Corp. (d) 1,192 102,667
Bancorp, Inc. (The) * 843 28,603
Bank First Corp. 258 20,604
Bank of America Corp. 394,662 14,002,608
Bank of Hawaii Corp. (d) 3,372 257,924
Bank of Marin Bancorp 555 16,911
Bank of Montreal 1,127 113,421
Bank of NT Butterfield & Son
Ltd. (The) 3,400 108,664
Bank OZK 10,890 497,346
BankUnited, Inc. 495 18,632
Banner Corp. (d) 693 44,927
Bar Harbor Bankshares 637 19,792
BCB Bancorp, Inc. 96 1,727
Berkshire Hills Bancorp, Inc. 697 21,642
BOK Financial Corp. 2,036 204,618
Brookline Bancorp, Inc. (d) 1,769 23,133
Business First Bancshares,
Inc. 610 12,651
Byline Bancorp, Inc. 1,025 25,420
Cadence Bank (d) 1,169 29,903
Cambridge Bancorp 262 20,960
Camden National Corp. 591 24,958
Canadian Imperial Bank of
Commerce (d) 1,625 74,132
Capital Bancorp, Inc. 355 7,632
Capital City Bank Group, Inc. 587 19,060
Capstar Financial Holdings,
Inc. 638 11,108
Carter Bankshares, Inc. * 977 16,238
Cathay General Bancorp 4,876 214,349
Central Pacific Financial Corp. 170 3,842
Citigroup, Inc. 110,576 5,774,279
Citizens & Northern Corp. (d) 595 14,078
Citizens Financial Group, Inc. 28,859 1,250,172
City Holding Co. (d) 90 8,531
Civista Bancshares, Inc. 695 15,081
CNB Financial Corp. 686 16,546
Coastal Financial Corp. * 340 15,528
Columbia Banking System,
Inc. (d) 1,119 34,588
Comerica, Inc. 9,053 663,675
Commerce Bancshares,
Inc. (d) 7,528 501,064
Common Stocks
Shares Value ($)
Banks
Community Bank System,
Inc. (d) 341 19,679
Community Trust Bancorp,
Inc. 2,033 87,582
ConnectOne Bancorp, Inc. 3,428 81,484
CrossFirst Bankshares, Inc. * 2,053 27,715
Cullen/Frost Bankers, Inc. 3,568 464,839
Customers Bancorp, Inc. * 574 17,432
CVB Financial Corp. (d) 854 20,684
Dime Community Bancshares,
Inc. 2,829 84,361
Eagle Bancorp, Inc. 721 34,240
East West Bancorp, Inc. 8,651 679,277
Eastern Bankshares, Inc. 10,054 162,573
Enterprise Bancorp, Inc. 414 14,714
Enterprise Financial Services
Corp. 1,701 90,697
Equity Bancshares, Inc.,
Class A 624 18,626
Esquire Financial Holdings,
Inc. 43 2,001
Farmers & Merchants
Bancorp, Inc. 80 2,276
Farmers National Banc
Corp. (d) 1,132 16,278
FB Financial Corp. 2,854 107,196
Fifth Third Bancorp 48,771 1,769,900
Financial Institutions, Inc. 532 13,146
First Bancorp 1,681 36,258
First Bancorp, Inc. (The) 468 13,881
First Bancshares, Inc. (The) 888 27,217
First Bank 579 7,834
First Busey Corp. 8,144 194,397
First Business Financial
Services, Inc. 51 1,826
First Citizens BancShares,
Inc., Class A 683 531,155
First Commonwealth Financial
Corp. (d) 882 12,974
First Community Bankshares,
Inc. 712 23,147
First Financial Bancorp 1,049 26,571
First Financial Bankshares,
Inc. (d) 7,802 277,907
First Financial Corp. 1,541 69,222
First Foundation, Inc. 5,416 84,110
First Hawaiian, Inc. (d) 8,425 231,182
First Horizon Corp. 29,830 737,696
First Internet Bancorp 358 9,412
First Interstate BancSystem,
Inc., Class A (d) 5,507 197,591
First Merchants Corp. 3,674 156,659
First Mid Bancshares, Inc. 635 20,403
First of Long Island Corp.
(The) 958 16,918
First Republic Bank 10,072 1,418,943
Five Star Bancorp 59 1,591
Flushing Financial Corp. 1,212 23,258
FNB Corp. 19,385 276,624
Fulton Financial Corp. (d) 14,151 236,746

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Banks
German American Bancorp,
Inc. 2,606 100,383
Glacier Bancorp, Inc. (d) 6,299 287,171
Great Southern Bancorp, Inc. 490 28,636
Guaranty Bancshares, Inc. 390 12,862
Hancock Whitney Corp. 4,232 217,863
Hanmi Financial Corp. 999 23,267
HarborOne Bancorp, Inc. (d) 7,133 97,294
HBT Financial, Inc. 379 7,948
Heartland Financial USA, Inc. 2,817 139,357
Heritage Commerce Corp. (d) 2,463 29,852
Heritage Financial Corp. 574 16,376
Hilltop Holdings, Inc. (d) 4,347 142,147
Home BancShares, Inc. 12,404 296,083
HomeStreet, Inc. 115 3,171
HomeTrust Bancshares, Inc. 658 17,766
Hope Bancorp, Inc. 731 9,423
Horizon Bancorp, Inc. 1,721 26,916
Huntington Bancshares, Inc. 82,709 1,254,696
Independent Bank Corp. 1,665 79,305
Independent Bank Group, Inc. 1,834 112,424
International Bancshares
Corp. 3,622 169,763
John Marshall Bancorp,
Inc. (d) 87 2,152
JPMorgan Chase & Co. 163,872 22,935,525
KeyCorp 56,783 1,089,666
Lakeland Bancorp, Inc. 8,656 166,801
Lakeland Financial Corp. 996 70,427
Live Oak Bancshares, Inc. 1,802 61,682
M&T Bank Corp. 9,723 1,516,788
Macatawa Bank Corp. 1,870 20,607
Mercantile Bank Corp. 581 19,946
Metrocity Bankshares, Inc. 712 14,397
Metropolitan Bank Holding
Corp. * 1,063 63,121
Mid Penn Bancorp, Inc. 301 9,472
Midland States Bancorp,
Inc. (d) 946 24,104
MidWestOne Financial Group,
Inc. 598 18,628
MVB Financial Corp. 360 7,949
National Bank Holdings Corp.,
Class A 2,464 104,055
NBT Bancorp, Inc. 809 31,802
Nicolet Bankshares, Inc. *(d) 1,067 77,774
Northeast Bank 44 2,077
Northrim Bancorp, Inc. 36 1,927
Northwest Bancshares, Inc. (d) 2,200 31,108
OceanFirst Financial Corp. (d) 5,322 127,302
OFG Bancorp 522 14,778
Old National Bancorp 16,489 288,558
Old Second Bancorp, Inc. 1,242 21,102
Origin Bancorp, Inc. 919 34,463
Orrstown Financial Services,
Inc. 369 9,133
Pacific Premier Bancorp,
Inc. (d) 1,807 58,438
PacWest Bancorp 8,056 222,829
Park National Corp. (d) 1,739 217,810
Pathward Financial, Inc. 390 19,352
Common Stocks
Shares Value ($)
Banks
Peapack-Gladstone Financial
Corp. 818 30,340
Peoples Bancorp, Inc. (d) 2,982 88,476
Peoples Financial Services
Corp. 301 15,345
Pinnacle Financial Partners,
Inc. 4,315 339,720
PNC Financial Services
Group, Inc. (The) 23,163 3,831,855
Popular, Inc. 4,634 318,078
Preferred Bank 89 6,331
Premier Financial Corp. 1,339 33,502
Primis Financial Corp. 877 10,384
Professional Holding Corp.,
Class A * 2,102 60,222
Prosperity Bancshares, Inc. 5,780 438,471
QCR Holdings, Inc. 1,799 94,555
RBB Bancorp 696 14,017
Red River Bancshares, Inc. 189 9,620
Regions Financial Corp. 59,520 1,401,101
Renasant Corp. 1,342 47,748
Republic Bancorp, Inc.,
Class A 393 17,677
Republic First Bancorp,
Inc. *(d) 1,341 2,950
Royal Bank of Canada 1,950 199,602
S&T Bancorp, Inc. 484 17,608
Sandy Spring Bancorp, Inc. 3,514 118,773
Seacoast Banking Corp. of
Florida 569 18,271
ServisFirst Bancshares, Inc. 3,173 216,335
Shore Bancshares, Inc. 119 2,080
Sierra Bancorp 551 11,604
Signature Bank 3,596 463,704
Silvergate Capital Corp.,
Class A *(d) 1,583 22,542
Simmons First National Corp.,
Class A 4,088 91,203
SmartFinancial, Inc. 609 16,425
South Plains Financial, Inc. 430 12,083
Southern First Bancshares,
Inc. * 341 14,353
Southside Bancshares, Inc. 319 12,084
SouthState Corp. 4,230 336,708
Stellar Bancorp, Inc. (d) 3,800 106,818
Stock Yards Bancorp, Inc. (d) 1,871 112,185
Summit Financial Group, Inc. 517 13,416
SVB Financial Group *(d) 3,328 1,006,520
Synovus Financial Corp. 8,600 360,770
Texas Capital Bancshares,
Inc. * 2,974 196,492
Tompkins Financial Corp. 1,362 102,599
Toronto-Dominion Bank (The) 1,660 114,905
Towne Bank 5,271 160,607
TriCo Bancshares 2,591 130,975
Triumph Financial, Inc. * 1,768 98,531
Truist Financial Corp. 77,060 3,805,993
Trustmark Corp. (d) 668 19,452
UMB Financial Corp. 2,693 242,882
Umpqua Holdings Corp. 14,000 254,800
United Bankshares, Inc. (d) 8,138 327,148

32 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
United Community Banks,
Inc. (d) 1,577 51,316
Unity Bancorp, Inc. 48 1,271
Univest Financial Corp. 1,158 31,440
US Bancorp 77,387 3,853,873
Valley National Bancorp (d) 26,105 310,127
Veritex Holdings, Inc. 747 21,028
Washington Federal, Inc. 5,461 193,647
Washington Trust Bancorp,
Inc. 3,859 165,049
Webster Financial Corp. 9,435 496,753
Wells Fargo & Co. 214,194 10,039,273
WesBanco, Inc. 4,396 163,399
West Bancorp, Inc. 681 14,914
Westamerica Bancorp 384 21,335
Western Alliance Bancorp 6,599 497,367
Wintrust Financial Corp. 3,358 307,156
Zions Bancorp NA 10,181 541,222
95,809,096
Beverages 0.7%
Boston Beer Co., Inc. (The),
Class A * 523 203,243
Brown-Forman Corp., Class A 13,565 903,058
Celsius Holdings, Inc. * 3,102 311,193
Coca-Cola Co. (The) 217,894 13,361,260
Coca-Cola Consolidated, Inc. 289 146,459
Constellation Brands, Inc.,
Class A 8,818 2,041,543
Duckhorn Portfolio, Inc. (The) * 2,730 44,171
Keurig Dr Pepper, Inc. 51,942 1,832,514
MGP Ingredients, Inc. (d) 532 51,891
Molson Coors Beverage Co.,
Class B (d) 10,546 554,509
Monster Beverage Corp. * 20,413 2,124,585
National Beverage Corp. *(d) 907 40,089
PepsiCo, Inc. 78,622 13,445,935
Primo Water Corp. 8,129 127,219
Vintage Wine Estates, Inc. * 210 601
Vita Coco Co., Inc. (The) *(d) 1,695 23,001
35,211,271
Biotechnology 1.3%
2seventy bio, Inc. * 952 12,947
4D Molecular Therapeutics,
Inc. * 1,134 23,871
89bio, Inc. * 227 2,651
Aadi Bioscience, Inc. * 79 997
AbbVie, Inc. 98,744 14,589,426
Absci Corp. * 275 863
ACADIA Pharmaceuticals,
Inc. * 5,637 107,272
Acumen Pharmaceuticals,
Inc. * 108 710
Adicet Bio, Inc. *(d) 199 1,821
ADMA Biologics, Inc. *(d) 11,786 43,490
Aerovate Therapeutics, Inc. * 65 1,485
Affimed NV * 2,726 3,517
Agenus, Inc. * 20,930 54,627
Agios Pharmaceuticals, Inc. * 2,413 71,135
Akero Therapeutics, Inc. * 2,016 99,792
Alaunos Therapeutics, Inc. * 1,186 876
Common Stocks
Shares Value ($)
Biotechnology
Albireo Pharma, Inc. * 589 26,305
Aldeyra Therapeutics, Inc. * 363 2,142
Alector, Inc. * 1,914 16,881
Alkermes plc * 9,668 276,892
Allakos, Inc. * 403 2,994
Allogene Therapeutics,
Inc. *(d) 5,393 41,634
Allovir, Inc. * 1,015 5,867
Alnylam Pharmaceuticals,
Inc. * 6,784 1,535,898
Altimmune, Inc. *(d) 315 4,297
Alvotech SA * 377 4,524
ALX Oncology Holdings, Inc. * 419 3,897
Amgen, Inc. 30,228 7,629,547
Amicus Therapeutics, Inc. * 16,653 217,155
AnaptysBio, Inc. *(d) 932 23,197
Anavex Life Sciences
Corp. *(d) 6,031 65,557
Anika Therapeutics, Inc. * 570 17,676
Apellis Pharmaceuticals, Inc. * 5,293 279,100
Arbutus Biopharma Corp. * 708 2,131
Arcellx, Inc. *(d) 1,804 60,272
Arcturus Therapeutics
Holdings, Inc. *(d) 813 17,179
Arcus Biosciences, Inc. *(d) 2,793 60,413
Arcutis Biotherapeutics,
Inc. *(d) 3,518 58,293
Arrowhead Pharmaceuticals,
Inc. * 7,185 251,403
Atara Biotherapeutics, Inc. * 9,043 45,848
Aura Biosciences, Inc. * 115 1,197
Aurinia Pharmaceuticals,
Inc. *(d) 8,079 73,115
Avid Bioservices, Inc. *(d) 3,907 61,848
Avidity Biosciences, Inc. * 4,595 108,901
Avita Medical, Inc. * 158 1,476
Beam Therapeutics, Inc. *(d) 4,004 173,974
BioAtla, Inc. * 257 974
BioCryst Pharmaceuticals,
Inc. * 12,043 127,054
Biogen, Inc. * 7,997 2,326,327
Biohaven Ltd. *(d) 5,397 103,029
BioMarin Pharmaceutical,
Inc. * 10,295 1,187,528
Bioxcel Therapeutics, Inc. *(d) 477 13,604
Bluebird Bio, Inc. * 2,666 16,929
Blueprint Medicines Corp. * 3,448 161,160
Bridgebio Pharma, Inc. * 6,307 58,529
C4 Therapeutics, Inc. * 1,468 11,436
CareDx, Inc. * 3,135 46,837
Caribou Biosciences, Inc. * 486 3,504
Catalyst Pharmaceuticals,
Inc. * 4,040 62,580
Celldex Therapeutics, Inc. * 3,232 142,402
CEL-SCI Corp. *(d) 269 705
Celularity, Inc., Class A *(d) 403 339
Century Therapeutics, Inc. *(d) 136 622
Cerevel Therapeutics
Holdings, Inc. *(d) 3,514 120,003
Chimerix, Inc. * 1,757 3,110
Chinook Therapeutics, Inc. * 4,058 102,546

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Biotechnology
Cogent Biosciences, Inc. *(d) 5,329 80,255
Coherus Biosciences, Inc. * 7,455 63,218
Compass Therapeutics, Inc. * 444 1,776
Crinetics Pharmaceuticals,
Inc. *(d) 1,683 33,004
CTI BioPharma Corp. *(d) 8,185 45,263
Cue Biopharma, Inc. * 215 735
Cullinan Oncology, Inc. *(d) 1,045 12,164
Cytokinetics, Inc. *(d) 4,761 202,247
Day One Biopharmaceuticals,
Inc. *(d) 3,015 65,637
Deciphera Pharmaceuticals,
Inc. * 1,595 27,131
Denali Therapeutics, Inc. * 6,397 193,637
Design Therapeutics, Inc. *(d) 3,295 25,866
Dynavax Technologies Corp. * 7,214 82,095
Dyne Therapeutics, Inc. * 194 2,832
Eagle Pharmaceuticals, Inc. * 409 13,881
Editas Medicine, Inc. * 4,294 42,468
Eiger BioPharmaceuticals,
Inc. * 1,184 2,250
Emergent BioSolutions, Inc. * 3,346 44,134
Enanta Pharmaceuticals, Inc. * 1,857 99,127
Enochian Biosciences, Inc. * 101 123
Entrada Therapeutics, Inc. * 108 1,312
EQRx, Inc. *(d) 11,863 29,064
Erasca, Inc. *(d) 5,028 20,112
Evelo Biosciences, Inc. * 347 361
Exact Sciences Corp. *(d) 10,321 696,874
Exelixis, Inc. * 17,273 304,350
Fate Therapeutics, Inc. * 4,793 28,566
FibroGen, Inc. * 6,949 163,996
Foghorn Therapeutics,
Inc. *(d) 1,720 14,792
G1 Therapeutics, Inc. *(d) 231 1,843
Generation Bio Co. * 1,363 8,042
Geron Corp. *(d) 9,367 30,911
Gilead Sciences, Inc. 72,102 6,052,242
Gossamer Bio, Inc. *(d) 6,488 17,128
Graphite Bio, Inc. * 172 370
GreenLight Biosciences
Holdings PBC *(d) 454 495
Greenwich Lifesciences, Inc. * 23 456
Gritstone bio, Inc. * 500 1,590
Halozyme Therapeutics,
Inc. *(d) 6,651 344,322
Heron Therapeutics, Inc. *(d) 3,579 9,699
HilleVax, Inc. * 90 1,539
Horizon Therapeutics plc * 13,151 1,442,928
Humacyte, Inc. * 333 876
Icosavax, Inc. * 162 1,709
Ideaya Biosciences, Inc. * 4,252 72,412
IGM Biosciences, Inc. * 313 7,114
Immuneering Corp.,
Class A *(d) 124 520
ImmunityBio, Inc. *(d) 1,268 4,818
ImmunoGen, Inc. * 17,072 78,531
Immunovant, Inc. * 1,666 29,605
Incyte Corp. * 10,398 885,286
Inhibrx, Inc. * 2,054 51,350
Common Stocks
Shares Value ($)
Biotechnology
Inovio Pharmaceuticals,
Inc. *(d) 6,079 10,091
Insmed, Inc. *(d) 7,276 156,652
Instil Bio, Inc. * 357 291
Intellia Therapeutics, Inc. *(d) 5,420 230,025
Intercept Pharmaceuticals,
Inc. *(d) 1,050 19,173
Invivyd, Inc. *(d) 1,045 2,383
Ionis Pharmaceuticals,
Inc. *(d) 8,113 323,465
Iovance Biotherapeutics, Inc. * 8,972 71,417
Ironwood Pharmaceuticals,
Inc. *(d) 9,485 109,267
iTeos Therapeutics, Inc. * 1,933 40,400
IVERIC bio, Inc. * 7,422 171,448
Janux Therapeutics, Inc. * 78 1,732
Jounce Therapeutics, Inc. * 747 874
KalVista Pharmaceuticals,
Inc. * 626 4,983
Karuna Therapeutics, Inc. * 1,687 336,371
Karyopharm Therapeutics,
Inc. *(d) 3,371 11,124
Keros Therapeutics, Inc. * 1,392 81,529
Kezar Life Sciences, Inc. *(d) 1,283 9,199
Kiniksa Pharmaceuticals Ltd.,
Class A * 895 12,942
Kinnate Biopharma, Inc. *(d) 1,153 8,682
Kodiak Sciences, Inc. * 1,982 16,015
Kronos Bio, Inc. * 1,356 3,254
Krystal Biotech, Inc. * 1,437 119,443
Kura Oncology, Inc. *(d) 2,081 28,759
Kymera Therapeutics, Inc. *(d) 2,410 90,086
Lexicon Pharmaceuticals,
Inc. * 2,307 5,168
Lineage Cell Therapeutics,
Inc. * 1,091 1,593
Lyell Immunopharma, Inc. *(d) 13,988 45,741
MacroGenics, Inc. * 5,306 30,616
Madrigal Pharmaceuticals,
Inc. * 1,079 311,022
MannKind Corp. *(d) 10,270 56,177
MeiraGTx Holdings plc * 914 7,641
Mersana Therapeutics, Inc. * 1,925 12,666
MiMedx Group, Inc. * 4,096 15,852
Mirati Therapeutics, Inc. *(d) 2,519 134,540
Mirum Pharmaceuticals, Inc. * 354 8,312
Moderna, Inc. * 18,574 3,270,138
Monte Rosa Therapeutics,
Inc. *(d) 182 1,347
MoonLake
Immunotherapeutics * 192 2,294
Morphic Holding, Inc. * 542 17,740
Myovant Sciences Ltd. *(d) 289 7,768
Myriad Genetics, Inc. * 5,008 98,758
Natera, Inc. *(d) 5,765 247,491
Neurocrine Biosciences,
Inc. *(d) 5,183 574,950
Nkarta, Inc. *(d) 666 3,550
Novavax, Inc. *(d) 4,032 43,989
Nurix Therapeutics, Inc. * 1,065 13,089
Nuvalent, Inc., Class A *(d) 1,296 39,204

34 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Ocugen, Inc. *(d) 6,130 7,785
Omega Therapeutics, Inc. * 114 895
OmniAb, Inc. * 3,732 15,450
OmniAb, Inc. *∞(d) 652 0
Organogenesis Holdings,
Inc. * 1,179 3,018
ORIC Pharmaceuticals, Inc. * 197 1,115
Outlook Therapeutics, Inc. *(d) 856 984
PMV Pharmaceuticals, Inc. * 1,030 8,446
Point Biopharma Global,
Inc. *(d) 6,997 55,976
Poseida Therapeutics, Inc. * 357 2,485
Praxis Precision Medicines,
Inc. *(d) 354 1,763
Precigen, Inc. * 3,025 4,900
Precision BioSciences, Inc. * 552 640
Prelude Therapeutics, Inc. * 148 944
Prenetics Global Ltd.,
Class A * 477 716
ProKidney Corp. *(d) 292 3,046
Prometheus Biosciences,
Inc. * 1,934 219,818
Protagonist Therapeutics,
Inc. * 1,116 14,832
Prothena Corp. plc * 2,274 128,595
PTC Therapeutics, Inc. *(d) 3,428 157,311
Rallybio Corp. * 103 715
RAPT Therapeutics, Inc. * 2,324 67,512
Recursion Pharmaceuticals,
Inc., Class A *(d) 7,291 60,734
Regeneron Pharmaceuticals,
Inc. * 5,860 4,444,634
REGENXBIO, Inc. * 2,171 50,389
Relay Therapeutics, Inc. *(d) 3,998 85,797
Replimune Group, Inc. * 1,881 52,386
REVOLUTION Medicines,
Inc. * 5,491 146,829
Rhythm Pharmaceuticals,
Inc. * 350 9,573
Rigel Pharmaceuticals, Inc. * 6,883 11,288
Rocket Pharmaceuticals, Inc. * 3,362 73,056
Sage Therapeutics, Inc. * 3,114 138,075
Sana Biotechnology, Inc. *(d) 2,928 13,352
Sangamo Therapeutics, Inc. * 4,804 16,766
Sarepta Therapeutics, Inc. *(d) 4,773 596,482
Scholar Rock Holding
Corp. *(d) 253 3,061
Seagen, Inc. * 8,595 1,198,831
Selecta Biosciences, Inc. * 711 1,258
Seres Therapeutics, Inc. * 1,764 9,649
Shattuck Labs, Inc. * 218 909
Sorrento Therapeutics,
Inc. *(d) 19,236 18,438
SpringWorks Therapeutics,
Inc. *(d) 3,034 95,268
Stoke Therapeutics, Inc. * 607 6,046
Sutro Biopharma, Inc. * 828 5,995
Syndax Pharmaceuticals,
Inc. *(d) 3,682 105,673
Tango Therapeutics, Inc. *(d) 357 2,356
Taysha Gene Therapies, Inc. * 145 238
Common Stocks
Shares Value ($)
Biotechnology
TG Therapeutics, Inc. * 7,428 113,128
Travere Therapeutics, Inc. *(d) 3,945 88,368
Twist Bioscience Corp. *(d) 2,863 82,139
Tyra Biosciences, Inc. * 126 1,338
Ultragenyx Pharmaceutical,
Inc. * 3,898 176,696
United Therapeutics Corp. * 2,500 657,925
Vanda Pharmaceuticals,
Inc. *(d) 2,068 15,882
Vaxart, Inc. *(d) 14,214 15,351
Vaxcyte, Inc. * 4,216 191,196
Vaxxinity, Inc., Class A * 232 928
VBI Vaccines, Inc. *(d) 6,040 3,515
Vera Therapeutics, Inc. *(d) 85 721
Veracyte, Inc. *(d) 4,191 105,320
Vericel Corp. * 3,956 108,671
Vertex Pharmaceuticals, Inc. * 14,861 4,801,589
Verve Therapeutics, Inc. *(d) 2,345 53,349
Vigil Neuroscience, Inc. * 85 921
Viking Therapeutics, Inc. *(d) 435 3,811
Vir Biotechnology, Inc. * 3,848 113,708
Viridian Therapeutics, Inc. *(d) 3,011 109,962
Vor BioPharma, Inc. * 164 864
XBiotech, Inc. * 103 448
Xencor, Inc. *(d) 4,275 140,733
Y-mAbs Therapeutics, Inc. * 1,202 5,397
Zentalis Pharmaceuticals,
Inc. * 2,350 55,460
Zymeworks, Inc. * 390 3,685
63,419,752
Building Products 0.3%
A O Smith Corp. 6,973 472,072
AAON, Inc. 2,230 170,194
Advanced Drainage Systems,
Inc. 3,729 376,032
Allegion plc 4,804 564,710
American Woodmark Corp. * 1,125 64,451
Apogee Enterprises, Inc. 1,038 48,620
Armstrong World Industries,
Inc. (d) 2,113 163,567
AZEK Co., Inc. (The) *(d) 6,430 155,156
Builders FirstSource, Inc. *(d) 8,319 663,024
Caesarstone Ltd. (d) 815 5,086
Carlisle Cos., Inc. 2,819 707,174
Carrier Global Corp. 47,407 2,158,441
CSW Industrials, Inc. 1,109 149,948
Daikin Industries Ltd. 8,700 1,514,804
Fortune Brands Innovations,
Inc. (d) 6,782 437,507
Gibraltar Industries, Inc. * 2,591 138,800
Griffon Corp. 2,450 100,156
Hayward Holdings, Inc. *(d) 2,016 27,196
Insteel Industries, Inc. 787 23,602
Janus International Group,
Inc. * 6,296 69,256
JELD-WEN Holding, Inc. * 5,199 65,767
Johnson Controls International
plc 41,323 2,874,841
Lennox International, Inc. 1,656 431,587
Masco Corp. 15,978 850,030
Masonite International Corp. * 1,436 130,992

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Building Products
Masterbrand, Inc. * 6,231 57,325
Owens Corning 5,261 508,476
PGT Innovations, Inc. * 3,990 86,583
Quanex Building Products
Corp. 1,333 34,511
Resideo Technologies, Inc. * 7,686 147,802
Simpson Manufacturing Co.,
Inc. 2,547 272,809
Tecnoglass, Inc. 133 4,554
Trane Technologies plc 12,914 2,313,156
Trex Co., Inc. *(d) 5,975 315,002
UFP Industries, Inc. 2,921 273,259
View, Inc. * 4,690 3,846
Zurn Elkay Water Solutions
Corp. 6,927 151,424
16,531,760
Capital Markets 1.5%
Affiliated Managers Group,
Inc. 1,982 342,371
Ameriprise Financial, Inc. 5,819 2,037,348
Ares Capital Corp. 1,661 32,174
Ares Management Corp. 9,097 754,960
Artisan Partners Asset
Management, Inc.,
Class A (d) 5,810 213,924
AssetMark Financial Holdings,
Inc. * 3,892 103,294
Associated Capital Group,
Inc., Class A 184 7,001
Avantax, Inc. * 4,690 136,667
B. Riley Financial, Inc. (d) 1,988 84,947
Bakkt Holdings, Inc. * 362 568
Bank of New York Mellon
Corp. (The) 46,101 2,331,328
BGC Partners, Inc., Class A 26,909 117,054
BlackRock, Inc. 899 682,530
Blackstone, Inc., Class A 39,546 3,794,834
Blue Owl Capital, Inc. 42,810 538,550
Bridge Investment Group
Holdings, Inc., Class A 174 2,591
Brightsphere Investment
Group, Inc. (d) 6,246 146,469
Carlyle Group, Inc. (The) 14,574 524,227
Cboe Global Markets, Inc. 6,463 794,173
Charles Schwab Corp. (The) 86,108 6,666,481
CME Group, Inc. 21,559 3,808,613
Cohen & Steers, Inc. 2,485 182,573
Coinbase Global, Inc.,
Class A *(d) 9,125 533,630
Cowen, Inc., Class A 1,933 75,155
Diamond Hill Investment
Group, Inc. (d) 405 76,314
Donnelley Financial Solutions,
Inc. * 1,204 54,914
ESC PERSHING SQUARE *∞ 1,191 0
Evercore, Inc., Class A 2,639 342,569
FactSet Research Systems,
Inc. 2,282 965,149
Federated Hermes, Inc.,
Class B 6,708 263,624
Common Stocks
Shares Value ($)
Capital Markets
Focus Financial Partners, Inc.,
Class A * 3,648 164,707
Forge Global Holdings, Inc. * 638 1,346
Franklin Resources, Inc. (d) 22,532 702,998
FS KKR Capital Corp. (d) 6,795 133,590
GCM Grosvenor, Inc., Class A 3,601 32,265
Goldman Sachs Group, Inc.
(The) 18,919 6,920,759
Hamilton Lane, Inc., Class A 2,289 178,222
Houlihan Lokey, Inc. 3,419 338,720
Interactive Brokers Group,
Inc., Class A 5,750 459,655
Intercontinental Exchange,
Inc. 34,557 3,716,605
Invesco Ltd. 23,800 440,538
Janus Henderson Group plc 9,274 240,382
Jefferies Financial Group, Inc. 13,086 514,018
KKR & Co., Inc. 33,153 1,850,269
Lazard Ltd., Class A 1,008 40,401
LPL Financial Holdings, Inc. 4,546 1,077,948
MarketAxess Holdings, Inc. 2,164 787,371
Moelis & Co., Class A (d) 4,660 217,855
Moody's Corp. (d) 9,575 3,090,331
Morgan Stanley 71,610 6,969,801
Morningstar, Inc. 1,227 298,014
MSCI, Inc. 4,623 2,457,402
Nasdaq, Inc. 23,529 1,416,211
Northern Trust Corp. 12,746 1,235,980
Open Lending Corp., Class A * 5,586 48,989
Oppenheimer Holdings, Inc.,
Class A 595 28,328
Owl Rock Capital Corp. 8,942 116,872
P10, Inc., Class A 248 2,802
Patria Investments Ltd.,
Class A 351 5,416
Perella Weinberg Partners 12,025 123,256
Piper Sandler Cos. 1,236 175,636
PJT Partners, Inc., Class A 1,943 155,498
Raymond James Financial,
Inc. 11,629 1,311,374
Robinhood Markets, Inc.,
Class A *(d) 34,635 360,550
S&P Global, Inc. 18,858 7,070,619
Sculptor Capital Management,
Inc. (d) 768 7,135
SEI Investments Co. (d) 8,770 547,511
Silvercrest Asset Management
Group, Inc., Class A 3,180 60,102
State Street Corp. 21,338 1,948,800
StepStone Group, Inc.,
Class A 4,015 117,198
Stifel Financial Corp. 7,308 492,632
StoneX Group, Inc. * 1,594 140,081
SuRo Capital Corp. 173 692
T. Rowe Price Group, Inc. (d) 13,818 1,609,382
TPG, Inc. (d) 392 12,626
Tradeweb Markets, Inc.,
Class A 7,331 546,453
Trinity Capital, Inc. 212 2,839
UBS Group AG (Registered)
REG (d) 3,954 84,853

36 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Value Line, Inc. 41 2,120
Victory Capital Holdings, Inc.,
Class A 3,095 91,736
Virtu Financial, Inc., Class A 6,304 121,730
Virtus Investment Partners,
Inc. 678 145,689
WisdomTree, Inc. 1,532 8,824
74,239,163
Chemicals 0.9%
AdvanSix, Inc. 1,119 48,386
Air Products & Chemicals, Inc. 12,296 3,940,991
Albemarle Corp. 6,575 1,850,534
American Vanguard Corp. 1,212 27,379
Amyris, Inc. *(d) 5,831 9,271
Ashland, Inc. 3,123 341,250
Aspen Aerogels, Inc. * 813 8,536
Avient Corp. 5,081 205,882
Axalta Coating Systems Ltd. * 13,865 417,336
Balchem Corp. 1,724 225,206
Cabot Corp. (d) 2,617 197,139
Celanese Corp. 5,759 709,509
CF Industries Holdings, Inc. 10,986 930,514
Chase Corp. 300 28,314
Chemours Co. (The) 8,404 305,822
Corteva, Inc. 41,460 2,672,097
Danimer Scientific, Inc. * 2,466 5,622
Diversey Holdings Ltd. * 773 4,692
Dow, Inc. 40,076 2,378,511
DuPont de Nemours, Inc. 29,923 2,212,806
Eastman Chemical Co. 7,513 662,421
Ecolab, Inc. 14,268 2,209,114
Ecovyst, Inc. * 1,823 19,123
Element Solutions, Inc. 12,761 261,345
FMC Corp. 7,092 944,158
FutureFuel Corp. 1,106 10,253
Ginkgo Bioworks Holdings,
Inc. *(d) 49,943 97,389
Hawkins, Inc. 784 30,576
HB Fuller Co. 2,508 173,303
Huntsman Corp. (d) 10,845 343,678
Ingevity Corp. *(d) 2,219 182,934
Innospec, Inc. 1,672 188,969
International Flavors &
Fragrances, Inc. 14,293 1,607,391
Intrepid Potash, Inc. *(d) 392 12,830
Koppers Holdings, Inc. 826 28,588
Kronos Worldwide, Inc. 949 11,056
Linde plc 24,189 8,005,108
Livent Corp. *(d) 9,389 243,363
Loop Industries, Inc. * 157 393
LSB Industries, Inc. * 3,797 48,260
LyondellBasell Industries NV,
Class A 14,175 1,370,581
Mativ Holdings, Inc. (d) 2,146 59,144
Minerals Technologies, Inc. 2,013 139,803
Mosaic Co. (The) 19,344 958,302
NewMarket Corp. 395 136,081
Olin Corp. 6,728 434,562
Origin Materials, Inc. *(d) 10,085 61,014
Orion Engineered Carbons SA 3,727 78,342
Perimeter Solutions SA *(d) 8,084 75,181
Common Stocks
Shares Value ($)
Chemicals
PPG Industries, Inc. 13,212 1,722,052
PureCycle Technologies,
Inc. *(d) 8,589 71,976
Quaker Chemical Corp. (d) 725 142,731
Rayonier Advanced Materials,
Inc. * 2,443 16,930
RPM International, Inc. 7,425 667,582
Scotts Miracle-Gro Co.
(The) (d) 2,192 158,240
Sensient Technologies
Corp. (d) 2,622 198,459
Sherwin-Williams Co. (The) 13,401 3,170,543
Shin-Etsu Chemical Co. Ltd. 28,200 4,200,262
Stepan Co. 1,344 147,625
Tredegar Corp. 1,065 12,918
Trinseo plc (d) 1,870 51,892
Tronox Holdings plc 6,410 109,932
Valvoline, Inc. 9,478 347,463
Westlake Corp. 1,688 207,202
46,138,866
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 3,904 183,137
ACCO Brands Corp. 3,374 21,425
ACV Auctions, Inc.,
Class A *(d) 8,253 80,879
Aris Water Solution, Inc.,
Class A (d) 2,904 44,983
Aurora Innovation, Inc. *(d) 2,318 4,219
Brady Corp., Class A (d) 2,943 157,362
BrightView Holdings, Inc. * 1,286 10,224
Brink's Co. (The) 2,122 139,203
Casella Waste Systems, Inc.,
Class A * 2,642 211,677
CECO Environmental Corp. * 185 2,662
Cimpress plc * 1,044 34,128
Cintas Corp. 5,091 2,259,080
Civeo Corp. * 82 2,809
Clean Harbors, Inc. * 2,767 360,540
CompX International, Inc. 68 1,288
Copart, Inc. * 24,182 1,610,763
CoreCivic, Inc. *(d) 8,667 92,217
Deluxe Corp. 2,723 54,433
Driven Brands Holdings,
Inc. *(d) 3,541 103,362
Ennis, Inc. 1,013 21,516
GEO Group, Inc. (The) *(d) 4,283 49,254
Harsco Corp. * 2,993 23,764
Healthcare Services Group,
Inc. (d) 5,264 70,906
Heritage-Crystal Clean,
Inc. *(d) 663 24,664
HNI Corp. 3,736 118,693
IAA, Inc. * 7,223 301,416
Interface, Inc. 2,295 26,117
KAR Auction Services, Inc. * 6,302 91,757
Kimball International, Inc.,
Class B 1,453 10,752
Li-Cycle Holdings Corp. * 8,155 44,363
Matthews International Corp.,
Class A 1,214 44,967
MillerKnoll, Inc. 4,281 102,230

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc. * 799 43,274
MSA Safety, Inc. 1,983 270,461
NL Industries, Inc. 361 2,549
Pitney Bowes, Inc. 2,132 9,189
Republic Services, Inc. 11,387 1,421,325
Rollins, Inc. (d) 13,792 502,029
SP Plus Corp. * 911 34,354
Steelcase, Inc., Class A 11,090 86,502
Stericycle, Inc. *(d) 6,047 325,389
Tetra Tech, Inc. 2,931 455,829
UniFirst Corp. 791 156,966
Viad Corp. * 830 24,527
VSE Corp. (d) 67 3,678
Waste Management, Inc. 23,691 3,665,708
13,306,570
Communications Equipment 0.4%
ADTRAN Holdings, Inc. 4,379 82,632
Arista Networks, Inc. * 13,924 1,754,702
Aviat Networks, Inc. *(d) 70 2,264
CalAmp Corp. * 230 1,065
Calix, Inc. *(d) 3,047 160,394
Cambium Networks Corp. * 224 4,800
Casa Systems, Inc. * 1,206 4,125
Ciena Corp. * 9,638 501,369
Cisco Systems, Inc. 229,607 11,174,973
Clearfield, Inc. *(d) 569 40,661
CommScope Holding Co.,
Inc. * 12,666 106,394
Comtech Telecommunications
Corp. 1,038 16,463
Digi International, Inc. * 1,222 41,536
DZS, Inc. * 462 5,867
Extreme Networks, Inc. * 6,960 125,489
F5, Inc. * 3,271 482,996
Harmonic, Inc. *(d) 3,647 48,031
Infinera Corp. *(d) 12,050 88,206
Inseego Corp. *(d) 2,768 3,211
Juniper Networks, Inc. 18,543 598,939
Lumentum Holdings, Inc. *(d) 4,107 247,159
Motorola Solutions, Inc. 9,590 2,464,726
NETGEAR, Inc. * 1,188 23,724
NetScout Systems, Inc. *(d) 4,149 133,183
Ribbon Communications, Inc. * 3,048 10,698
Ubiquiti, Inc. (d) 355 103,717
Viasat, Inc. *(d) 3,851 132,667
Viavi Solutions, Inc. *(d) 14,914 168,528
18,528,519
Construction & Engineering 0.1%
AECOM (d) 8,485 740,486
Ameresco, Inc., Class A *(d) 1,736 111,920
API Group Corp. * 10,002 222,444
Arcosa, Inc. 2,822 167,260
Argan, Inc. 595 23,199
Comfort Systems USA, Inc. 1,986 240,385
Concrete Pumping Holdings,
Inc. * 1,025 8,344
Construction Partners, Inc.,
Class A * 3,383 95,705
Dycom Industries, Inc. * 1,723 164,323
Common Stocks
Shares Value ($)
Construction & Engineering
EMCOR Group, Inc. 2,582 382,782
Fluor Corp. *(d) 8,229 302,416
Granite Construction, Inc. (d) 3,295 140,301
Great Lakes Dredge & Dock
Corp. * 2,568 17,668
IES Holdings, Inc. * 272 10,828
MasTec, Inc. *(d) 3,161 310,505
MDU Resources Group, Inc. 10,942 338,217
MYR Group, Inc. * 569 56,365
Northwest Pipe Co. *(d) 347 12,978
Primoris Services Corp. 4,152 110,443
Quanta Services, Inc. (d) 7,957 1,210,976
Sterling Infrastructure, Inc. * 1,166 42,431
Tutor Perini Corp. * 1,621 14,865
Valmont Industries, Inc. (d) 1,140 375,892
WillScot Mobile Mini Holdings
Corp. * 11,051 535,531
5,636,264
Construction Materials 0.1%
Eagle Materials, Inc. 2,181 318,600
Martin Marietta Materials, Inc. 3,744 1,346,492
Summit Materials, Inc.,
Class A *(d) 6,744 221,608
United States Lime &
Minerals, Inc. 82 12,448
Vulcan Materials Co. 7,370 1,351,142
3,250,290
Consumer Finance 0.3%
Ally Financial, Inc. 16,931 550,088
American Express Co. 33,774 5,908,086
Atlanticus Holdings Corp. *(d) 180 5,850
Bread Financial Holdings, Inc. 2,603 106,801
Capital One Financial Corp. 21,340 2,539,460
Credit Acceptance Corp. *(d) 440 203,562
Curo Group Holdings Corp. 750 3,030
Discover Financial Services 15,444 1,802,778
Encore Capital Group, Inc. *(d) 1,207 67,254
Enova International, Inc. * 1,804 82,353
EZCORP, Inc., Class A *(d) 2,391 21,782
FirstCash Holdings, Inc. 2,061 189,983
Green Dot Corp., Class A * 519 9,383
Katapult Holdings, Inc. * 279 273
LendingClub Corp. * 5,582 54,090
LendingTree, Inc. * 785 31,133
Moneylion, Inc. *(d) 778 612
Navient Corp. 6,712 127,327
Nelnet, Inc., Class A 822 78,493
NerdWallet, Inc., Class A *(d) 216 2,525
OneMain Holdings, Inc. 6,452 278,339
Oportun Financial Corp. * 832 5,832
PRA Group, Inc. *(d) 3,343 134,522
PROG Holdings, Inc. * 3,492 77,837
Regional Management Corp. 393 13,554
SLM Corp. 13,161 231,239
SoFi Technologies, Inc. *(d) 43,361 300,492
Sunlight Financial Holdings,
Inc. * 289 373
Synchrony Financial (d) 25,789 947,230
Upstart Holdings, Inc. *(d) 4,129 77,130

38 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
World Acceptance Corp. *(d) 202 19,335
13,870,746
Containers & Packaging 0.2%
Amcor plc 85,605 1,032,396
AptarGroup, Inc. 3,968 458,859
Ardagh Group SA *^∞(d) 742 7,813
Ardagh Metal Packaging
SA (d) 9,312 52,333
Avery Dennison Corp. 4,420 837,325
Ball Corp. (d) 18,029 1,050,009
Berry Global Group, Inc. 6,920 427,172
Crown Holdings, Inc. 6,771 596,931
Graphic Packaging Holding
Co. 16,295 392,547
Greif, Inc., Class A (d) 1,163 85,838
International Paper Co. 20,961 876,589
Myers Industries, Inc. 1,495 36,000
O-I Glass, Inc. * 7,995 153,904
Packaging Corp. of America 5,341 762,161
Pactiv Evergreen, Inc. 2,143 24,666
Ranpak Holdings Corp. * 2,393 18,330
Sealed Air Corp. 8,212 449,689
Silgan Holdings, Inc. 4,374 235,715
Sonoco Products Co. (d) 5,836 356,638
TriMas Corp. 1,674 51,542
Westrock Co. 15,390 603,904
8,510,361
Distributors 0.1%
Funko, Inc., Class A *(d) 1,051 12,717
Genuine Parts Co. 7,864 1,319,736
LKQ Corp. 15,837 933,750
Pool Corp. 2,175 838,702
3,104,905
Diversified Consumer Services 0.1%
2U, Inc. * 4,277 36,910
ADT, Inc. 10,306 90,590
Adtalem Global Education,
Inc. *(d) 1,885 71,969
American Public Education,
Inc. * 607 7,351
Beachbody Co., Inc. (The) * 911 566
Bright Horizons Family
Solutions, Inc. * 3,161 242,702
Carriage Services, Inc. 702 22,759
Chegg, Inc. * 7,890 163,796
Coursera, Inc. * 9,017 143,821
Duolingo, Inc. *(d) 1,310 125,092
European Wax Center, Inc.,
Class A (d) 252 4,748
Frontdoor, Inc. * 4,411 119,891
Graham Holdings Co., Class B 221 144,381
Grand Canyon Education,
Inc. * 1,840 214,470
H&R Block, Inc. 8,913 347,429
Laureate Education, Inc.,
Class A 7,179 78,825
Mister Car Wash, Inc. *(d) 5,521 56,701
Nerdy, Inc. * 275 781
OneSpaWorld Holdings Ltd. * 1,965 20,652
Common Stocks
Shares Value ($)
Diversified Consumer Services
Perdoceo Education Corp. * 2,677 40,075
Rover Group, Inc. * 810 3,313
Service Corp. International 8,163 605,286
Strategic Education, Inc. 1,673 156,175
Stride, Inc. *(d) 2,456 105,436
Udemy, Inc. * 4,861 60,957
Vivint Smart Home, Inc. *(d) 5,961 71,413
WW International, Inc. * 1,652 8,210
2,944,299
Diversified Financial Services 0.8%
Alerus Financial Corp. 530 10,907
A-Mark Precious Metals,
Inc. (d) 1,735 66,798
Apollo Global Management,
Inc. 27,126 1,919,978
Banco Latinoamericano de
Comercio Exterior SA,
Class E 4,925 84,858
Berkshire Hathaway, Inc.,
Class B * 97,922 30,504,661
Cannae Holdings, Inc. * 5,270 128,799
Compass Diversified Holdings 2,665 59,483
Corebridge Financial, Inc. 917 19,954
Equitable Holdings, Inc. 25,852 829,074
Jackson Financial, Inc.,
Class A 4,016 176,865
ORIX Corp. 350,900 6,163,465
Voya Financial, Inc. (d) 5,072 353,873
40,318,715
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 525 18,937
AST SpaceMobile, Inc. * 273 1,470
AT&T, Inc. 409,528 8,342,085
ATN International, Inc. 446 21,800
Bandwidth, Inc., Class A * 770 19,158
Charge Enterprises, Inc. *(d) 9,733 13,042
Cogent Communications
Holdings, Inc. 2,446 167,722
Consolidated Communications
Holdings, Inc. * 2,950 12,833
EchoStar Corp., Class A * 1,139 21,311
Frontier Communications
Parent, Inc. * 13,808 408,855
Globalstar, Inc. *(d) 53,185 74,991
IDT Corp., Class B * 1,589 46,701
Iridium Communications, Inc. * 6,767 404,937
Liberty Latin America Ltd.,
Class A * 9,974 98,177
Lumen Technologies, Inc. (d) 52,715 276,754
Ooma, Inc. * 774 11,122
Radius Global Infrastructure,
Inc. * 2,489 33,527
Verizon Communications, Inc. 235,235 9,778,719
19,752,141
Electric Utilities 0.8%
ALLETE, Inc. 3,387 209,520
Alliant Energy Corp. 14,019 757,447
American Electric Power Co.,
Inc. 30,086 2,826,881

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Electric Utilities
Avangrid, Inc. (d) 4,469 188,458
Constellation Energy Corp. 18,222 1,555,430
Duke Energy Corp. 43,073 4,412,829
Edison International (d) 21,595 1,487,895
Entergy Corp. 11,393 1,233,634
Evergy, Inc. 12,716 796,657
Eversource Energy 19,001 1,564,352
Exelon Corp. 58,282 2,458,918
FirstEnergy Corp. 29,988 1,228,009
Hawaiian Electric Industries,
Inc. 7,441 314,531
IDACORP, Inc. (d) 2,788 294,998
MGE Energy, Inc. 2,228 162,889
NextEra Energy, Inc. (d) 111,268 8,303,931
NRG Energy, Inc. (d) 12,755 436,476
OGE Energy Corp. (d) 11,381 447,501
Otter Tail Corp. 2,269 145,556
PG&E Corp. *(d) 92,312 1,467,761
Pinnacle West Capital Corp. 6,488 483,680
PNM Resources, Inc. 4,648 229,983
Portland General Electric
Co. (d) 4,813 229,003
PPL Corp. 43,400 1,284,640
Southern Co. (The) 63,818 4,319,202
Via Renewables, Inc. (d) 425 2,852
Xcel Energy, Inc. 30,598 2,104,224
38,947,257
Electrical Equipment 0.5%
374Water, Inc. * 338 1,078
Acuity Brands, Inc. (d) 1,863 351,213
Allied Motion Technologies,
Inc. 504 20,483
American Superconductor
Corp. * 182 988
AMETEK, Inc. 12,505 1,812,225
Amprius Technologies,
Inc. *(d) 63 410
Array Technologies, Inc. *(d) 8,829 196,269
Atkore, Inc. * 2,406 313,381
AZZ, Inc. (d) 1,029 43,712
Babcock & Wilcox Enterprises,
Inc. * 380 2,523
Blink Charging Co. *(d) 1,406 19,136
Bloom Energy Corp., Class A * 9,935 247,680
ChargePoint Holdings,
Inc. *(d) 13,217 160,454
Eaton Corp. plc 23,032 3,736,021
Emerson Electric Co. 33,520 3,024,174
Encore Wire Corp. (d) 1,077 173,860
Energy Vault Holdings,
Inc. *(d) 619 2,625
EnerSys 2,593 215,271
Enovix Corp. * 5,154 40,923
Eos Energy Enterprises, Inc. * 384 564
ESS Tech, Inc. * 368 813
Fluence Energy, Inc. *(d) 2,131 51,442
FREYR Battery SA *(d) 640 5,638
FTC Solar, Inc. *(d) 275 756
FuelCell Energy, Inc. *(d) 19,251 70,459
Fuji Electric Co. Ltd. 98,600 3,989,311
Generac Holdings, Inc. * 3,490 420,894
Common Stocks
Shares Value ($)
Electrical Equipment
GrafTech International Ltd. 11,700 76,518
Heliogen, Inc. * 1,049 669
Hubbell, Inc. 3,070 702,754
Nidec Corp. 44,700 2,473,396
NuScale Power Corp. *(d) 188 2,004
nVent Electric plc 9,236 367,131
Plug Power, Inc. *(d) 30,517 519,399
Powell Industries, Inc. 383 15,205
Preformed Line Products Co. 117 10,335
Regal Rexnord Corp. 3,616 503,347
Rockwell Automation, Inc. 6,481 1,827,836
Sensata Technologies Holding
plc 8,091 411,427
SES AI Corp. *(d) 1,161 3,831
Shoals Technologies Group,
Inc., Class A *(d) 7,150 199,413
SKYX Platforms Corp. * 294 941
Stem, Inc. *(d) 8,508 83,889
SunPower Corp. *(d) 4,498 78,400
Sunrun, Inc. * 11,870 311,944
Thermon Group Holdings,
Inc. * 1,361 31,466
TPI Composites, Inc. * 1,274 16,626
Vertiv Holdings Co. (d) 16,053 228,274
Vicor Corp. *(d) 1,216 84,427
22,851,535
Electronic Equipment, Instruments & Components 0.6%
908 Devices, Inc. * 426 3,970
Advanced Energy Industries,
Inc. 2,127 197,258
Aeva Technologies, Inc. *(d) 4,420 7,470
AEye, Inc. * 749 468
Akoustis Technologies,
Inc. *(d) 1,123 4,144
Amphenol Corp., Class A 32,646 2,604,171
Arlo Technologies, Inc. * 3,071 11,516
Arrow Electronics, Inc. * 3,486 409,570
Avnet, Inc. 4,821 221,188
Badger Meter, Inc. 1,714 198,653
Bel Fuse, Inc., Class B 65 2,564
Belden, Inc. 2,504 203,049
Benchmark Electronics, Inc. 2,569 71,906
CDW Corp. 7,401 1,450,818
Cepton, Inc. * 263 318
Cognex Corp. 9,647 528,077
Coherent Corp. *(d) 6,910 299,891
Corning, Inc. 42,484 1,470,371
CTS Corp. 1,614 71,839
ePlus, Inc. * 1,298 64,614
Evolv Technologies Holdings,
Inc. * 383 1,172
Fabrinet *(d) 2,114 278,329
FARO Technologies, Inc. * 714 19,621
Flex Ltd. * 7,445 173,841
Focus Universal, Inc. * 117 679
Hamamatsu Photonics KK 56,700 3,027,077
Ibiden Co. Ltd. 108,100 4,228,622
Identiv, Inc. * 139 1,212
Insight Enterprises, Inc. *(d) 1,271 143,267
IPG Photonics Corp. * 2,071 232,159
Itron, Inc. *(d) 2,659 152,813

40 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Jabil, Inc. (d) 7,605 597,981
Keyence Corp. 9,000 4,157,341
Keysight Technologies, Inc. * 9,961 1,786,505
Kimball Electronics, Inc. * 988 25,214
Knowles Corp. *(d) 4,801 92,323
Lightwave Logic, Inc. *(d) 8,433 53,044
Littelfuse, Inc. 1,234 316,755
Methode Electronics, Inc. (d) 2,738 130,712
MicroVision, Inc. *(d) 5,537 13,898
Mirion Technologies, Inc. *(d) 11,674 92,808
Napco Security Technologies,
Inc. * 1,011 29,289
National Instruments Corp. 7,765 419,310
nLight, Inc. * 1,427 17,695
Novanta, Inc. * 1,928 311,314
OSI Systems, Inc. * 389 36,842
Ouster, Inc. * 831 1,188
PAR Technology Corp. *(d) 706 23,997
PC Connection, Inc. 461 22,603
Plexus Corp. * 1,397 134,098
Rogers Corp. * 1,042 145,453
Sanmina Corp. *(d) 3,257 198,449
ScanSource, Inc. * 1,947 64,115
SmartRent, Inc. *(d) 11,021 32,181
TD SYNNEX Corp. 2,262 231,063
Teledyne Technologies, Inc. * 2,554 1,083,560
Trimble, Inc. * 14,549 844,715
TTM Technologies, Inc. *(d) 6,311 99,209
Velodyne Lidar, Inc. * 4,165 4,873
Vishay Intertechnology, Inc. 8,158 186,737
Vishay Precision Group, Inc. * 478 20,640
Vontier Corp. 8,685 200,016
Zebra Technologies Corp.,
Class A * 2,863 905,223
28,359,798
Energy Equipment & Services 0.2%
Archrock, Inc. 10,610 105,145
Baker Hughes Co. (d) 52,991 1,681,934
Borr Drilling Ltd. *(d) 9,322 55,466
Bristow Group, Inc. * 365 11,147
Cactus, Inc., Class A 3,616 195,662
ChampionX Corp. 11,092 366,258
Diamond Offshore Drilling,
Inc. * 10,046 115,127
DMC Global, Inc. * 618 14,053
Dril-Quip, Inc. * 1,952 59,946
Expro Group Holdings NV * 5,475 103,423
Halliburton Co. 50,324 2,074,355
Helix Energy Solutions Group,
Inc. * 5,874 46,581
Helmerich & Payne, Inc. (d) 6,642 321,739
Liberty Energy, Inc., Class A 6,615 104,715
Nabors Industries Ltd. * 518 91,966
National Energy Services
Reunited Corp. * 1,149 8,686
Newpark Resources, Inc. * 3,346 15,191
NexTier Oilfield Solutions,
Inc. * 7,043 66,345
Noble Corp. plc * 3,933 160,034
NOV, Inc. 22,567 551,538
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oceaneering International,
Inc. *(d) 6,298 134,462
Oil States International,
Inc. *(d) 2,294 19,637
Patterson-UTI Energy, Inc. 12,531 210,521
ProFrac Holding Corp.,
Class A *(d) 119 2,678
ProPetro Holding Corp. * 3,619 36,009
RPC, Inc. (d) 9,424 93,486
Schlumberger Ltd. 79,115 4,507,973
Select Energy Services, Inc.,
Class A 2,598 22,810
Solaris Oilfield Infrastructure,
Inc., Class A 1,199 12,697
TETRA Technologies, Inc. * 14,191 56,196
Tidewater, Inc. * 3,222 139,835
US Silica Holdings, Inc. * 2,909 35,606
Valaris Ltd. * 2,862 207,896
Weatherford International plc * 3,582 203,744
11,832,861
Entertainment 0.8%
Activision Blizzard, Inc. 42,923 3,286,614
AMC Entertainment Holdings,
Inc., Class A *(d) 17,682 94,599
Capcom Co. Ltd. 140,900 4,555,199
Cinemark Holdings, Inc. * 6,673 79,676
Electronic Arts, Inc. 15,554 2,001,489
Endeavor Group Holdings,
Inc., Class A * 849 19,043
Genius Brands International,
Inc. * 1,924 1,405
IMAX Corp. * 1,679 28,543
Liberty Media Corp.-Liberty
Braves, Class A *(d) 1,825 63,460
Liberty Media Corp.-Liberty
Formula One, Class A * 11,941 843,194
Lions Gate Entertainment
Corp., Class A * 8,189 63,069
Live Nation Entertainment,
Inc. *(d) 8,988 723,444
Madison Square Garden
Entertainment Corp. *(d) 1,849 96,684
Madison Square Garden
Sports Corp., Class A 1,075 195,478
Marcus Corp. (The) (d) 873 13,217
Netflix, Inc. * 24,537 8,682,663
Playstudios, Inc. *(d) 12,304 56,844
Playtika Holding Corp. *(d) 5,608 58,828
Reservoir Media, Inc. * 203 1,429
ROBLOX Corp., Class A * 24,038 894,454
Roku, Inc. *(d) 7,274 418,255
Sciplay Corp., Class A * 148 2,515
Skillz, Inc. *(d) 16,893 13,504
Spotify Technology SA * 7,689 866,704
Take-Two Interactive
Software, Inc. * 9,514 1,077,296
Walt Disney Co. (The) * 103,196 11,195,734
Warner Bros Discovery,
Inc. *(d) 129,844 1,924,288

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Entertainment
Warner Music Group Corp.,
Class A 761 27,738
World Wrestling
Entertainment, Inc.,
Class A (d) 3,843 325,195
37,610,561
Equity Real Estate Investment Trusts (REITs) 1.5%
Acadia Realty Trust 3,792 58,890
Agree Realty Corp. 4,348 324,491
Alexander & Baldwin, Inc. 5,492 109,950
Alexander's, Inc. 83 19,694
Alexandria Real Estate
Equities, Inc. 9,058 1,455,983
American Assets Trust, Inc. 3,679 104,704
American Homes 4 Rent,
Class A 16,669 571,580
American Tower Corp. 26,408 5,899,283
Americold Realty Trust, Inc. (d) 15,362 482,520
Apartment Income REIT Corp. 7,728 295,673
Apartment Investment and
Management Co., Class A 12,436 93,394
Apple Hospitality REIT, Inc. 13,394 237,476
Armada Hoffler Properties,
Inc. 9,876 125,228
Ashford Hospitality Trust, Inc. * 221 1,523
AvalonBay Communities, Inc. 8,605 1,526,871
Belpointe Prep LLC * 21 2,055
Bluerock Homes Trust, Inc. * 249 5,381
Boston Properties, Inc. 8,861 660,499
Braemar Hotels & Resorts,
Inc. 414 2,194
Brandywine Realty Trust 10,797 70,828
Brixmor Property Group, Inc. 16,376 385,327
Broadstone Net Lease, Inc. 7,823 141,675
BRT Apartments Corp. 358 7,500
Camden Property Trust 5,812 716,097
CareTrust REIT, Inc. 5,024 104,097
CBL & Associates Properties,
Inc. 2,517 67,078
Centerspace 1,289 87,162
Chatham Lodging Trust 1,930 27,425
City Office REIT, Inc. 1,741 17,131
Clipper Realty, Inc. 525 3,696
Community Healthcare Trust,
Inc. 870 37,306
Corporate Office Properties
Trust 5,943 166,820
Cousins Properties, Inc. 6,042 165,672
Crown Castle, Inc. 24,160 3,578,338
CTO Realty Growth, Inc. 778 15,280
CubeSmart 12,424 568,895
DiamondRock Hospitality Co. 10,071 96,984
Digital Realty Trust, Inc. 16,013 1,835,410
Diversified Healthcare Trust 9,121 7,218
Douglas Emmett, Inc. 9,286 155,541
Easterly Government
Properties, Inc. 6,221 101,029
EastGroup Properties, Inc. 2,195 369,309
Elme Communities 6,408 123,034
Empire State Realty Trust,
Inc., Class A 5,273 43,977
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
EPR Properties 4,245 180,328
Equinix, Inc. 5,253 3,877,397
Equity Commonwealth 7,550 192,676
Equity LifeStyle Properties,
Inc. 9,855 707,392
Equity Residential 22,637 1,440,845
Essential Properties Realty
Trust, Inc. 7,104 181,010
Essex Property Trust, Inc. 3,776 853,640
Extra Space Storage, Inc. 7,401 1,168,100
Farmland Partners, Inc. 1,196 15,404
Federal Realty Investment
Trust 4,180 466,195
First Industrial Realty Trust,
Inc. 7,977 425,573
Four Corners Property Trust,
Inc. 5,786 166,405
Franklin Street Properties
Corp. 4,186 12,893
Gaming and Leisure
Properties, Inc. 13,059 699,440
Getty Realty Corp. 377 13,734
Gladstone Commercial Corp. 1,322 22,461
Gladstone Land Corp. 845 16,511
Global Medical REIT, Inc. 1,653 18,563
Global Net Lease, Inc. 8,255 123,412
Healthcare Realty Trust, Inc. 22,350 481,196
Healthpeak Properties, Inc. 31,166 856,442
Hersha Hospitality Trust,
Class A 1,339 12,319
Highwoods Properties, Inc. 5,634 171,105
Host Hotels & Resorts, Inc. 40,373 761,031
Hudson Pacific Properties,
Inc. 11,455 130,472
Independence Realty Trust,
Inc. 11,510 216,733
Indus Realty Trust, Inc. 113 7,243
Industrial Logistics Properties
Trust 6,261 27,611
Innovative Industrial
Properties, Inc. 1,369 122,909
InvenTrust Properties Corp. 3,712 92,317
Invitation Homes, Inc. 41,767 1,357,428
Iron Mountain, Inc. 16,779 915,798
iStar, Inc. 4,545 42,178
JBG SMITH Properties 5,875 118,323
Kilroy Realty Corp. 7,477 306,856
Kimco Realty Corp. 47,791 1,073,386
Kite Realty Group Trust 12,114 262,874
Lamar Advertising Co.,
Class A 4,495 478,897
Life Storage, Inc. 4,971 537,067
LTC Properties, Inc. 3,531 134,708
LXP Industrial Trust 14,500 167,475
Macerich Co. (The) 11,132 152,954
Medical Properties Trust, Inc. 35,308 457,239
Mid-America Apartment
Communities, Inc. 6,598 1,100,019
National Health Investors, Inc. 2,646 155,664
National Retail Properties, Inc. 11,383 538,985

42 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 4,191 170,993
Necessity Retail REIT, Inc.
(The) 4,462 30,475
NETSTREIT Corp. 3,363 67,697
NexPoint Residential Trust,
Inc. 1,237 62,469
Office Properties Income Trust 1,773 30,425
Omega Healthcare Investors,
Inc. 12,887 379,393
One Liberty Properties, Inc. 701 16,901
Orion Office REIT, Inc. 1,748 16,868
Outfront Media, Inc. 6,574 130,823
Paramount Group, Inc. 6,570 42,376
Park Hotels & Resorts, Inc. 14,195 208,808
Pebblebrook Hotel Trust 8,078 132,479
Phillips Edison & Co., Inc. 7,938 266,082
Physicians Realty Trust 12,108 192,033
Piedmont Office Realty Trust,
Inc., Class A 7,551 80,041
Plymouth Industrial REIT, Inc. 2,898 64,857
Postal Realty Trust, Inc.,
Class A 114 1,762
PotlatchDeltic Corp. 4,079 199,667
Prologis, Inc. 51,833 6,700,970
Public Storage 8,579 2,610,933
Rayonier, Inc. 9,202 334,861
Realty Income Corp. 34,483 2,338,982
Regency Centers Corp. 10,032 668,432
Retail Opportunity
Investments Corp. 14,193 224,675
Rexford Industrial Realty, Inc. 9,730 617,563
RLJ Lodging Trust 10,799 135,743
RPT Realty 3,053 31,995
Ryman Hospitality Properties,
Inc. 3,025 280,992
Sabra Health Care REIT, Inc. 12,427 167,765
Safehold, Inc. 1,010 35,310
Saul Centers, Inc. 487 20,848
SBA Communications Corp. 5,963 1,774,171
Service Properties Trust 5,061 45,094
Simon Property Group, Inc. 18,176 2,334,889
SITE Centers Corp. 10,079 137,578
SL Green Realty Corp. 3,771 155,177
Spirit Realty Capital, Inc. 8,188 359,289
STAG Industrial, Inc. 12,615 449,094
STORE Capital Corp. 14,509 467,335
Summit Hotel Properties, Inc. 3,381 28,806
Sun Communities, Inc. 6,738 1,056,923
Sunstone Hotel Investors, Inc. 14,910 163,861
Tanger Factory Outlet
Centers, Inc. 6,871 131,305
Terreno Realty Corp. 4,254 274,085
UDR, Inc. 18,520 788,767
UMH Properties, Inc. 4,549 81,518
Uniti Group, Inc. 12,188 80,319
Universal Health Realty
Income Trust 504 27,624
Urban Edge Properties 6,985 110,014
Urstadt Biddle Properties, Inc.,
Class A 1,259 23,644
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Ventas, Inc. 22,791 1,180,802
Veris Residential, Inc. * 6,478 112,069
VICI Properties, Inc. 54,523 1,863,596
Vornado Realty Trust 8,936 217,949
Welltower, Inc. 26,556 1,992,762
Weyerhaeuser Co. 50,608 1,742,433
Whitestone REIT 1,624 16,906
WP Carey, Inc. 10,985 939,547
Xenia Hotels & Resorts, Inc. 4,285 63,846
75,014,047
Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A 9,430 199,916
Andersons, Inc. (The) (d) 1,254 46,122
BJ's Wholesale Club Holdings,
Inc. * 7,241 524,755
Casey's General Stores, Inc. 1,993 470,169
Chefs' Warehouse, Inc.
(The) *(d) 2,768 105,821
Costco Wholesale Corp. 24,863 12,708,474
Grocery Outlet Holding Corp. * 4,788 145,507
HF Foods Group, Inc. * 1,518 7,074
Ingles Markets, Inc., Class A 578 54,910
Kroger Co. (The) 36,578 1,632,476
Natural Grocers by Vitamin
Cottage, Inc. 359 3,565
Performance Food Group
Co. * 8,581 526,187
PriceSmart, Inc. 1,321 98,163
Rite Aid Corp. * 2,156 7,869
SpartanNash Co. 3,067 97,163
Sprouts Farmers Market, Inc. * 6,010 192,019
Sysco Corp. 31,131 2,411,407
United Natural Foods, Inc. *(d) 3,201 133,226
US Foods Holding Corp. *(d) 12,560 478,913
Village Super Market, Inc.,
Class A 257 5,978
Walgreens Boots Alliance,
Inc. (d) 43,621 1,607,870
Walmart, Inc. 79,284 11,406,589
Weis Markets, Inc. 1,202 103,781
32,967,954
Food Products 0.6%
Ajinomoto Co., Inc. 146,300 4,822,628
AppHarvest, Inc. *(d) 2,534 6,183
Archer-Daniels-Midland Co. 30,701 2,543,578
B&G Foods, Inc. (d) 4,016 56,304
Benson Hill, Inc. * 16,804 45,035
Beyond Meat, Inc. *(d) 3,172 52,116
BRC, Inc., Class A * 258 1,703
Bunge Ltd. 7,928 785,665
Calavo Growers, Inc. 666 21,345
Cal-Maine Foods, Inc. (d) 1,888 108,031
Campbell Soup Co. 11,332 588,471
Conagra Brands, Inc. 26,420 982,560
Darling Ingredients, Inc. * 8,934 592,235
Dole plc 454 5,235
Flowers Foods, Inc. 10,352 286,647
Fresh Del Monte Produce,
Inc. (d) 1,234 35,292
Freshpet, Inc. *(d) 2,297 145,469

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Food Products
General Mills, Inc. 33,341 2,612,601
Hain Celestial Group, Inc.
(The) * 5,157 105,822
Hershey Co. (The) 8,588 1,928,865
Hormel Foods Corp. 16,348 740,728
Hostess Brands, Inc. *(d) 7,634 176,574
Ingredion, Inc. 3,732 383,650
J & J Snack Foods Corp. (d) 961 137,711
J M Smucker Co. (The) 5,896 900,909
John B Sanfilippo & Son, Inc. 354 29,916
Kellogg Co. 14,226 975,619
Kraft Heinz Co. (The) 40,271 1,632,184
Lamb Weston Holdings, Inc. 8,402 839,276
Lancaster Colony Corp. 1,101 211,293
Lifecore Biomedical, Inc. * 801 4,974
Local Bounti Corp. *(d) 261 250
McCormick & Co., Inc.
(Non-Voting) (d) 15,435 1,159,477
Mission Produce, Inc. *(d) 1,854 23,101
Mondelez International, Inc.,
Class A 80,839 5,290,104
Pilgrim's Pride Corp. * 3,007 73,010
Post Holdings, Inc. *(d) 2,795 265,385
Seaboard Corp. 4 15,682
Seneca Foods Corp., Class A * 244 15,250
Simply Good Foods Co.
(The) * 4,892 177,580
Sovos Brands, Inc. * 221 2,997
SunOpta, Inc. * 7,085 57,884
Tattooed Chef, Inc. * 1,946 2,958
Tootsie Roll Industries, Inc. (d) 666 29,790
TreeHouse Foods, Inc. * 3,165 153,281
Tyson Foods, Inc., Class A 16,168 1,063,046
Utz Brands, Inc. (d) 2,183 36,369
Vital Farms, Inc. * 159 2,795
Westrock Coffee Co. *(d) 251 3,285
Whole Earth Brands, Inc. * 223 845
30,131,708
Gas Utilities 0.1%
Atmos Energy Corp. (d) 7,827 919,986
Brookfield Infrastructure Corp.,
Class A (d) 4,558 201,555
Chesapeake Utilities Corp. 276 34,798
National Fuel Gas Co. (d) 4,702 272,998
New Jersey Resources
Corp. (d) 5,330 266,074
Northwest Natural Holding Co. 2,323 116,475
ONE Gas, Inc. 2,856 235,220
South Jersey Industries, Inc. 6,466 233,358
Southwest Gas Holdings, Inc. 3,501 234,322
Spire, Inc. (d) 2,839 205,032
Star Group LP 202 2,414
UGI Corp. 10,926 435,182
3,157,414
Health Care Equipment & Supplies 1.6%
Abbott Laboratories 98,187 10,854,573
Accuray, Inc. * 579 1,459
Align Technology, Inc. * 4,414 1,190,588
Alphatec Holdings, Inc. *(d) 1,674 21,795
AngioDynamics, Inc. * 1,485 19,335
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Apyx Medical Corp. * 195 569
Artivion, Inc. *(d) 1,447 18,869
Asahi Intecc Co. Ltd. 67,700 1,186,736
AtriCure, Inc. *(d) 2,686 116,250
Atrion Corp. 28 19,244
Avanos Medical, Inc. * 3,515 107,700
Axogen, Inc. * 1,365 12,927
Axonics, Inc. * 2,841 174,437
Baxter International, Inc. 27,862 1,273,015
Becton Dickinson and Co. 15,897 4,009,541
Bioventus, Inc., Class A *(d) 925 1,813
Boston Scientific Corp. * 80,207 3,709,574
Butterfly Network, Inc. * 6,164 16,951
Cardiovascular Systems, Inc. * 1,429 19,920
Cerus Corp. * 15,291 48,014
ClearPoint Neuro, Inc. *(d) 155 1,474
CONMED Corp. (d) 1,313 125,733
Cooper Cos., Inc. (The) (d) 2,731 952,928
Cue Health, Inc. * 558 1,462
Cutera, Inc. * 679 23,650
Dentsply Sirona, Inc. (d) 11,760 433,121
Dexcom, Inc. * 21,477 2,299,972
Edwards Lifesciences Corp. * 34,735 2,664,174
Embecta Corp. (d) 2,863 75,555
Enovis Corp. * 2,309 145,352
Envista Holdings Corp. * 10,258 399,959
Figs, Inc., Class A * 6,292 56,313
GE HealthCare Technologies,
Inc. *(d) 20,659 1,436,214
Glaukos Corp. * 2,848 139,694
Globus Medical, Inc.,
Class A *(d) 4,531 342,090
Haemonetics Corp. * 2,901 245,425
Heska Corp. *(d) 667 59,656
Hologic, Inc. * 13,740 1,118,024
Hoya Corp. 46,600 5,131,402
ICU Medical, Inc. *(d) 1,146 221,442
IDEXX Laboratories, Inc. * 4,639 2,229,040
Inari Medical, Inc. *(d) 2,520 143,766
Inogen, Inc. * 3,261 76,079
Inspire Medical Systems, Inc. * 1,491 377,312
Insulet Corp. *(d) 3,816 1,096,413
Integer Holdings Corp. *(d) 1,833 120,630
Integra LifeSciences Holdings
Corp. * 4,001 229,257
Intuitive Surgical, Inc. * 19,761 4,855,080
iRadimed Corp. 214 8,004
iRhythm Technologies,
Inc. *(d) 1,698 166,913
Lantheus Holdings, Inc. *(d) 4,841 278,357
LeMaitre Vascular, Inc. 701 33,073
LivaNova plc * 2,725 153,145
Masimo Corp. * 2,720 462,618
Medtronic plc 77,965 6,524,891
Meridian Bioscience, Inc. *∞ 3,362 114,308
Merit Medical Systems,
Inc. *(d) 2,991 213,408
Mesa Laboratories, Inc. 369 71,785
Nano-X Imaging Ltd. *(d) 4,287 39,526
Neogen Corp. * 11,940 255,635
Nevro Corp. *(d) 2,048 75,203
Novocure Ltd. *(d) 5,937 541,336

44 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
NuVasive, Inc. *(d) 3,040 138,624
Olympus Corp. 327,300 6,149,046
Omnicell, Inc. * 2,470 137,011
OraSure Technologies, Inc. * 2,543 14,190
Orthofix Medical, Inc. * 1,121 24,247
OrthoPediatrics Corp. * 498 23,471
Outset Medical, Inc. * 3,003 84,444
Owlet, Inc. * 421 172
Paragon 28, Inc. *(d) 3,297 55,554
Penumbra, Inc. *(d) 2,143 536,629
PROCEPT BioRobotics
Corp. *(d) 1,700 66,113
Pulmonx Corp. * 1,085 9,646
QuidelOrtho Corp. * 2,597 222,329
ResMed, Inc. 8,178 1,867,610
RxSight, Inc. *(d) 103 1,442
Semler Scientific, Inc. * 33 1,294
Senseonics Holdings, Inc. *(d) 13,505 15,261
Shockwave Medical, Inc. * 1,917 360,262
SI-BONE, Inc. *(d) 1,093 18,614
Sight Sciences, Inc. * 183 2,106
Silk Road Medical, Inc. * 2,627 142,804
STAAR Surgical Co. *(d) 2,606 183,853
Stereotaxis, Inc. * 402 876
STERIS plc 5,674 1,171,738
Stryker Corp. 19,482 4,944,726
Surmodics, Inc. * 544 15,292
Tactile Systems Technology,
Inc. * 712 9,235
Tandem Diabetes Care, Inc. * 3,084 125,642
Teleflex, Inc. (d) 2,616 636,787
Terumo Corp. 82,600 2,398,459
TransMedics Group, Inc. *(d) 1,936 122,007
Treace Medical Concepts,
Inc. * 1,427 32,949
UFP Technologies, Inc. * 300 34,119
Utah Medical Products, Inc. 153 14,096
Varex Imaging Corp. *(d) 1,524 32,751
Vicarious Surgical, Inc. * 242 656
ViewRay, Inc. * 4,700 21,573
Zimmer Biomet Holdings, Inc. 11,746 1,495,736
Zimvie, Inc. * 130 1,275
Zomedica Corp. *(d) 6,233 1,718
Zynex, Inc. *(d) 819 11,572
77,868,658
Health Care Providers & Services 1.4%
1Life Healthcare, Inc. * 11,212 179,280
23andMe Holding Co. *(d) 17,802 44,505
Acadia Healthcare Co., Inc. * 5,081 426,906
Accolade, Inc. *(d) 1,854 21,636
AdaptHealth Corp. *(d) 4,427 94,871
Addus HomeCare Corp. * 1,190 127,949
Agiliti, Inc. * 1,052 19,409
agilon health, Inc. *(d) 11,335 246,650
AirSculpt Technologies, Inc. 42 244
Alignment Healthcare, Inc. * 6,000 74,100
Amedisys, Inc. *(d) 1,800 173,988
AmerisourceBergen Corp. 8,635 1,458,970
AMN Healthcare Services,
Inc. * 2,480 237,683
Apollo Medical Holdings, Inc. * 2,032 72,421
Common Stocks
Shares Value ($)
Health Care Providers & Services
ATI Physical Therapy, Inc. * 468 206
Aveanna Healthcare Holdings,
Inc. * 314 383
Brookdale Senior Living,
Inc. *(d) 7,629 21,972
Cano Health, Inc. *(d) 11,673 16,109
Cardinal Health, Inc. 14,752 1,139,592
CareMax, Inc. * 362 1,698
Castle Biosciences, Inc. * 889 24,074
Centene Corp. * 31,588 2,408,269
Chemed Corp. 792 400,071
Cigna Corp. 16,580 5,250,389
Clover Health Investments
Corp. *(d) 28,009 37,252
Community Health Systems,
Inc. * 7,511 39,207
CorVel Corp. * 533 94,959
Cross Country Healthcare,
Inc. * 1,585 43,984
CVS Health Corp. 74,265 6,551,658
DaVita, Inc. *(d) 3,080 253,761
DocGo, Inc. * 7,335 73,350
Elevance Health, Inc. 13,426 6,712,866
Encompass Health Corp. 5,237 327,051
Enhabit, Inc. *(d) 2,620 40,243
Ensign Group, Inc. (The) 3,051 284,506
Fulgent Genetics, Inc. * 1,968 66,479
GeneDx Holdings Corp. *(d) 812 345
Guardant Health, Inc. * 5,609 176,291
HCA Healthcare, Inc. 12,017 3,065,176
HealthEquity, Inc. * 4,396 267,497
Henry Schein, Inc. *(d) 7,325 631,049
Hims & Hers Health, Inc. *(d) 6,911 57,223
Humana, Inc. 7,079 3,622,324
InfuSystem Holdings, Inc. * 116 1,162
Innovage Holding Corp. * 117 876
Invitae Corp. *(d) 12,057 28,455
Joint Corp. (The) * 514 9,339
Laboratory Corp. of America
Holdings 5,092 1,283,795
LHC Group, Inc. * 1,795 284,687
LifeStance Health Group,
Inc. * 6,656 35,144
McKesson Corp. 7,993 3,026,789
ModivCare, Inc. * 844 90,527
Molina Healthcare, Inc. * 3,172 989,125
National HealthCare Corp. 499 29,711
National Research Corp. 569 26,413
Oak Street Health, Inc. *(d) 6,620 192,377
Oncology Institute, Inc. (The) * 167 247
OPKO Health, Inc. *(d) 30,860 39,809
Option Care Health, Inc. * 8,399 242,479
Owens & Minor, Inc. *(d) 4,115 81,230
Patterson Cos., Inc. 4,853 146,512
Pediatrix Medical Group,
Inc. *(d) 3,523 54,078
Pennant Group, Inc. (The) * 1,045 13,522
PetIQ, Inc. * 779 9,223
Premier, Inc., Class A 6,723 224,279
Privia Health Group, Inc. * 2,978 80,525
Progyny, Inc. * 3,825 131,542
Quest Diagnostics, Inc. 6,453 958,141

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Health Care Providers & Services
R1 RCM, Inc. *(d) 7,426 106,266
RadNet, Inc. * 1,760 37,048
Select Medical Holdings Corp. 6,060 176,164
Signify Health, Inc., Class A * 4,414 125,622
Surgery Partners, Inc. * 2,528 83,930
Talkspace, Inc. * 616 504
Tenet Healthcare Corp. * 5,945 326,083
UnitedHealth Group, Inc. 53,147 26,530,451
Universal Health Services,
Inc., Class B 3,461 512,955
US Physical Therapy, Inc. (d) 879 87,153
70,752,759
Health Care Technology 0.1%
American Well Corp.,
Class A *(d) 16,330 64,830
Babylon Holdings Ltd.,
Class A * 19 220
Certara, Inc. * 6,808 132,075
Computer Programs &
Systems, Inc. * 536 15,748
Definitive Healthcare
Corp. *(d) 2,366 29,291
Doximity, Inc., Class A *(d) 5,991 211,303
Evolent Health, Inc.,
Class A *(d) 4,800 154,656
GoodRx Holdings, Inc.,
Class A *(d) 478 2,672
Health Catalyst, Inc. * 3,584 49,818
HealthStream, Inc. * 1,023 24,736
Multiplan Corp. *(d) 19,095 25,205
NextGen Healthcare, Inc. *(d) 2,159 41,064
Nutex Health, Inc. *(d) 1,992 2,669
OptimizeRx Corp. * 466 8,365
Pear Therapeutics, Inc. * 415 452
Phreesia, Inc. * 3,024 113,370
Schrodinger, Inc. *(d) 3,171 76,675
Sharecare, Inc. *(d) 28,883 73,363
Simulations Plus, Inc. 542 22,298
Teladoc Health, Inc. *(d) 10,260 301,644
Veeva Systems, Inc., Class A * 7,822 1,334,042
Veradigm, Inc. * 18,908 338,642
3,023,138
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,469 13,544
Airbnb, Inc., Class A * 21,272 2,363,532
Aramark 13,339 593,986
Bally's Corp. * 825 16,393
Biglari Holdings, Inc.,
Class B * 51 8,317
BJ's Restaurants, Inc. * 714 22,541
Bloomin' Brands, Inc. (d) 5,995 145,379
Bluegreen Vacations Holding
Corp. 74 2,401
Booking Holdings, Inc. * 2,188 5,325,811
Bowlero Corp. *(d) 1,057 14,534
Boyd Gaming Corp. 4,507 280,831
Brinker International, Inc. * 2,762 108,988
Caesars Entertainment, Inc. * 12,308 640,754
Carnival Corp. *(d) 58,557 633,587
Century Casinos, Inc. * 1,477 13,027
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The) 3,315 130,114
Chipotle Mexican Grill, Inc. * 1,571 2,586,463
Choice Hotels International,
Inc. (d) 1,839 225,995
Churchill Downs, Inc. 1,914 474,863
Chuy's Holdings, Inc. * 725 24,817
Cracker Barrel Old Country
Store, Inc. (d) 1,463 163,242
Darden Restaurants, Inc. 7,432 1,099,713
Dave & Buster's
Entertainment, Inc. * 2,738 118,692
Denny's Corp. * 2,162 25,987
Dine Brands Global, Inc. 609 47,082
Domino's Pizza, Inc. 1,911 674,583
DraftKings, Inc., Class A *(d) 18,945 283,986
Dutch Bros, Inc., Class A *(d) 222 8,460
El Pollo Loco Holdings, Inc. 681 8,356
Everi Holdings, Inc. * 3,073 53,378
Expedia Group, Inc. * 8,579 980,580
F45 Training Holdings, Inc. * 207 642
First Watch Restaurant Group,
Inc. * 102 1,652
Genius Sports Ltd. * 677 3,717
Global Business Travel Group
I * 66 467
Golden Entertainment, Inc. * 637 25,161
Hilton Grand Vacations, Inc. * 4,411 208,905
Hilton Worldwide Holdings,
Inc. 15,000 2,176,350
Hyatt Hotels Corp., Class A * 2,640 288,077
International Game
Technology plc 4,880 129,076
Jack in the Box, Inc. 1,203 91,404
Krispy Kreme, Inc. (d) 4,367 53,277
Kura Sushi USA, Inc.,
Class A * 161 10,005
Las Vegas Sands Corp. *(d) 18,449 1,088,491
Life Time Group Holdings,
Inc. * 4,089 76,832
Light & Wonder, Inc. *(d) 5,093 332,318
Lindblad Expeditions
Holdings, Inc. *(d) 1,042 12,400
Marriott International, Inc.,
Class A 15,147 2,638,304
Marriott Vacations Worldwide
Corp. 1,922 307,597
McDonald's Corp. 41,773 11,170,100
MGM Resorts International 17,920 742,067
Monarch Casino & Resort,
Inc. * 502 38,463
Mondee Holdings, Inc. * 61 665
NEOGAMES SA * 66 851
Noodles & Co., Class A * 1,289 8,108
Norwegian Cruise Line
Holdings Ltd. *(d) 27,098 412,161
ONE Group Hospitality, Inc.
(The) * 5,268 39,668
Papa John's International,
Inc. (d) 1,684 151,038
Penn Entertainment, Inc. *(d) 9,315 330,217

46 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Planet Fitness, Inc., Class A * 4,748 401,918
PlayAGS, Inc. * 183 1,210
Portillo's, Inc., Class A *(d) 2,839 64,048
RCI Hospitality Holdings, Inc. 414 37,587
Red Robin Gourmet Burgers,
Inc. * 97 867
Red Rock Resorts, Inc.,
Class A 3,230 145,382
Royal Caribbean Cruises
Ltd. *(d) 12,518 812,919
Rush Street Interactive, Inc. * 4,077 17,490
Ruth's Hospitality Group, Inc. 1,157 20,028
SeaWorld Entertainment,
Inc. *(d) 1,867 116,482
Shake Shack, Inc., Class A * 2,200 125,136
Six Flags Entertainment
Corp. *(d) 4,764 127,913
Sonder Holdings, Inc. *(d) 1,175 1,574
Starbucks Corp. 64,508 7,040,403
Sweetgreen, Inc., Class A *(d) 4,194 43,492
Target Hospitality Corp. * 1,787 27,439
Texas Roadhouse, Inc. 3,811 382,739
TH International Ltd. * 145 439
Travel + Leisure Co. 4,744 201,003
Vacasa, Inc., Class A * 678 1,186
Vail Resorts, Inc. 2,073 543,831
Wendy's Co. (The) 9,565 213,299
Wingstop, Inc. (d) 1,544 244,678
Wyndham Hotels & Resorts,
Inc. 5,156 399,642
Wynn Resorts Ltd. * 5,918 613,342
Xponential Fitness, Inc.,
Class A * 98 2,693
Yum! Brands, Inc. 17,186 2,242,945
51,257,634
Household Durables 0.4%
Beazer Homes USA, Inc. * 1,005 16,452
Cavco Industries, Inc. * 573 152,475
Century Communities, Inc. 1,709 104,591
Cricut, Inc., Class A (d) 247 2,418
DR Horton, Inc. (d) 17,220 1,699,442
Dream Finders Homes, Inc.,
Class A *(d) 140 1,770
Ethan Allen Interiors, Inc. 950 27,303
Garmin Ltd. 10,218 1,010,356
GoPro, Inc., Class A * 5,182 31,869
Green Brick Partners, Inc. *(d) 800 24,960
Helen of Troy Ltd. * 1,285 145,346
Hovnanian Enterprises, Inc.,
Class A * 30 1,736
Installed Building Products,
Inc. 1,393 153,355
iRobot Corp. *(d) 1,613 72,585
KB Home 4,877 187,521
Landsea Homes Corp. * 62 411
La-Z-Boy, Inc. 3,575 101,637
Legacy Housing Corp. * 343 6,867
Leggett & Platt, Inc. (d) 12,428 454,368
Lennar Corp., Class A (d) 14,810 1,507,850
LGI Homes, Inc. *(d) 1,151 131,041
Lifetime Brands, Inc. 401 3,212
Common Stocks
Shares Value ($)
Household Durables
Lovesac Co. (The) * 325 8,366
M/I Homes, Inc. * 1,110 66,378
MDC Holdings, Inc. 2,253 85,073
Meritage Homes Corp. * 1,983 213,549
Mohawk Industries, Inc. * 3,110 373,387
Newell Brands, Inc. 21,785 347,689
NVR, Inc. * 165 869,550
PulteGroup, Inc. (d) 13,225 752,370
Purple Innovation, Inc. *(d) 1,922 11,148
Skyline Champion Corp. * 3,017 177,852
Snap One Holdings Corp. * 113 1,084
Sonos, Inc. * 6,856 126,425
Sony Group Corp. 90,300 8,061,085
Taylor Morrison Home Corp.,
Class A * 6,781 242,760
Tempur Sealy International,
Inc. (d) 10,496 427,712
Toll Brothers, Inc. 6,098 362,770
TopBuild Corp. * 1,791 358,307
Traeger, Inc. * 171 621
Tri Pointe Homes, Inc. * 6,275 138,615
Tupperware Brands Corp. * 3,623 16,050
Universal Electronics, Inc. * 515 12,066
Vizio Holding Corp.,
Class A *(d) 6,136 53,751
Vuzix Corp. *(d) 2,313 12,051
Weber, Inc., Class A 130 1,061
Whirlpool Corp. (d) 2,833 440,786
18,998,071
Household Products 0.6%
Central Garden & Pet Co. *(d) 2,503 99,788
Church & Dwight Co., Inc. 14,492 1,171,823
Clorox Co. (The) 6,959 1,006,898
Colgate-Palmolive Co. 45,600 3,398,568
Energizer Holdings, Inc. (d) 4,223 156,673
Kimberly-Clark Corp. 18,517 2,407,395
Procter & Gamble Co. (The) 133,558 19,015,988
Reynolds Consumer Products,
Inc. (d) 3,018 89,846
Spectrum Brands Holdings,
Inc. 2,345 159,179
Unicharm Corp. 110,000 4,201,181
WD-40 Co. 746 130,207
31,837,546
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) (d) 36,991 1,013,923
Altus Power, Inc. *(d) 2,277 18,261
Brookfield Renewable
Corp. (d) 6,261 197,347
Clearway Energy, Inc.,
Class A (d) 6,593 220,361
Montauk Renewables, Inc. * 4,785 53,161
NextEra Energy Partners
LP (d) 557 40,828
Ormat Technologies, Inc. (d) 2,518 233,041
Sunnova Energy International,
Inc. *(d) 4,980 97,010

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Vistra Corp. 23,576 543,663
2,417,595
Industrial Conglomerates 0.3%
3M Co. 31,640 3,641,131
General Electric Co. 61,978 4,987,990
Honeywell International, Inc. 38,275 7,979,572
16,608,693
Insurance 1.2%
Aflac, Inc. 34,448 2,531,928
Allstate Corp. (The) 15,050 1,933,473
Ambac Financial Group, Inc. * 1,831 30,504
American Equity Investment
Life Holding Co. 4,217 200,940
American Financial Group,
Inc. 4,250 606,007
American International Group,
Inc. 42,394 2,680,149
AMERISAFE, Inc. 1,788 98,483
Aon plc, Class A 11,864 3,780,820
Arch Capital Group Ltd. * 19,792 1,273,615
Argo Group International
Holdings Ltd. 2,055 57,047
Arthur J Gallagher & Co. 11,633 2,276,811
Assurant, Inc. 2,936 389,284
Assured Guaranty Ltd. 2,906 181,916
Axis Capital Holdings Ltd. 4,261 266,611
Bright Health Group, Inc. *(d) 1,454 1,289
Brighthouse Financial, Inc. * 3,590 202,009
Brown & Brown, Inc. 12,738 745,937
BRP Group, Inc., Class A *(d) 2,720 77,928
Chubb Ltd. 20,626 4,692,209
Cincinnati Financial Corp. 10,268 1,161,824
Citizens, Inc. * 295 708
CNA Financial Corp. 2,707 117,917
CNO Financial Group, Inc. 8,186 210,871
Crawford & Co., Class A 644 4,167
Donegal Group, Inc., Class A 456 6,922
eHealth, Inc. * 466 3,868
Employers Holdings, Inc. 173 7,590
Enstar Group Ltd. * 602 145,865
Erie Indemnity Co., Class A 1,342 327,918
Everest Re Group Ltd. 2,105 736,097
F&G Annuities & Life, Inc. 856 18,370
Fidelity National Financial, Inc. 13,629 600,085
First American Financial Corp. 5,823 360,269
Genworth Financial, Inc.,
Class A * 10,312 56,922
Globe Life, Inc. (d) 5,032 608,117
Goosehead Insurance, Inc.,
Class A * 984 38,425
Greenlight Capital Re Ltd.,
Class A *(d) 1,339 13,189
Hagerty, Inc., Class A * 133 1,278
Hanover Insurance Group,
Inc. (The) 2,357 317,205
Hartford Financial Services
Group, Inc. (The) 18,233 1,415,063
HCI Group, Inc. (d) 286 14,360
Hippo Holdings, Inc. * 83 1,393
Common Stocks
Shares Value ($)
Insurance
Horace Mann Educators Corp. 789 28,096
Investors Title Co. 74 11,988
James River Group Holdings
Ltd. 268 6,073
Kemper Corp. 3,230 189,698
Kinsale Capital Group, Inc. 1,172 326,332
Lemonade, Inc. *(d) 2,415 39,316
Lincoln National Corp. 11,264 399,084
Loews Corp. 11,983 736,715
Manulife Financial Corp. 5,847 115,771
Markel Corp. *(d) 746 1,051,099
Marsh & McLennan Cos., Inc. 28,625 5,006,799
MBIA, Inc. * 2,796 36,376
Mercury General Corp. 1,417 50,629
MetLife, Inc. 40,058 2,925,035
National Western Life Group,
Inc., Class A 101 27,957
NI Holdings, Inc. * 314 4,160
Old Republic International
Corp. 14,914 393,580
Oscar Health, Inc., Class A * 17,156 65,879
Palomar Holdings, Inc. * 1,524 77,892
Primerica, Inc. 2,168 350,674
Principal Financial Group, Inc. 14,635 1,354,469
ProAssurance Corp. 615 11,925
Progressive Corp. (The) 33,343 4,546,318
Prudential Financial, Inc. 22,064 2,315,396
Reinsurance Group of
America, Inc. 3,677 558,058
RenaissanceRe Holdings Ltd. 2,481 485,507
RLI Corp. 2,385 315,893
Ryan Specialty Holdings, Inc.,
Class A * 4,549 193,878
Safety Insurance Group, Inc. 119 10,042
Selective Insurance Group,
Inc. (d) 2,964 281,580
Selectquote, Inc. * 10,354 8,927
SiriusPoint Ltd. * 3,688 27,992
Skyward Specialty Insurance
Group, Inc. *(d) 5,631 104,230
Stewart Information Services
Corp. 326 15,573
Tiptree, Inc. 971 14,575
Tokio Marine Holdings, Inc. 283,100 5,925,662
Travelers Cos., Inc. (The) 13,686 2,615,668
Trean Insurance Group, Inc. * 268 1,632
Trupanion, Inc. *(d) 2,081 122,821
United Fire Group, Inc. (d) 898 28,278
Universal Insurance Holdings,
Inc. 959 12,218
Unum Group 10,721 450,604
W R Berkley Corp. 11,142 781,500
White Mountains Insurance
Group Ltd. 149 227,666
Willis Towers Watson plc 6,115 1,554,372
62,003,320
Interactive Media & Services 1.7%
Alphabet, Inc., Class A * 637,774 63,343,359
Angi, Inc. * 453 1,318
Bumble, Inc., Class A *(d) 4,541 116,931
BuzzFeed, Inc. * 158 363

48 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
Cargurus, Inc. *(d) 5,068 89,450
Cars.com, Inc. *(d) 4,471 76,454
Eventbrite, Inc., Class A *(d) 7,055 62,719
EverQuote, Inc., Class A * 468 7,301
fuboTV, Inc. *(d) 7,799 20,043
Getty Images Holdings,
Inc. *(d) 1,300 8,268
IAC, Inc. * 4,143 234,080
Liberty TripAdvisor Holdings,
Inc., Class A * 465 591
Match Group, Inc. * 16,068 869,600
MediaAlpha, Inc., Class A * 458 6,389
Meta Platforms, Inc., Class A * 125,737 18,731,041
Nextdoor Holdings, Inc. *(d) 694 1,707
Outbrain, Inc. * 182 895
Pinterest, Inc., Class A * 32,481 853,926
QuinStreet, Inc. *(d) 1,881 28,836
Rumble, Inc. *(d) 1,665 16,733
Shutterstock, Inc. (d) 1,299 97,776
Snap, Inc., Class A *(d) 6,509 75,244
System1, Inc. * 141 668
Taboola.com Ltd. * 1,022 4,068
TripAdvisor, Inc. * 5,960 138,868
TrueCar, Inc. * 3,899 12,165
Vimeo, Inc. * 8,157 37,033
Vinco Ventures, Inc. * 1,159 856
Yelp, Inc. *(d) 4,087 128,781
Ziff Davis, Inc. * 2,352 210,457
ZipRecruiter, Inc., Class A * 5,522 108,452
ZoomInfo Technologies, Inc.,
Class A * 18,285 516,186
85,800,558
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc.,
Class A * 1,267 12,632
1stdibs.com, Inc. * 109 662
Amazon.com, Inc. * 502,159 51,787,658
BARK, Inc. *(d) 638 1,282
CarParts.com, Inc. * 995 6,786
Chewy, Inc., Class A *(d) 574 25,864
ContextLogic, Inc., Class A * 39,941 27,475
DoorDash, Inc., Class A * 14,340 830,573
Duluth Holdings, Inc.,
Class B *(d) 545 3,624
eBay, Inc. 30,621 1,515,740
Etsy, Inc. * 7,062 971,590
Farfetch Ltd., Class A * 2,119 14,452
Groupon, Inc. *(d) 993 8,202
Lands' End, Inc. * 445 4,018
Liquidity Services, Inc. * 961 14,405
Lulu's Fashion Lounge
Holdings, Inc. * 93 300
Overstock.com, Inc. *(d) 2,363 57,208
PetMed Express, Inc. (d) 962 20,664
Porch Group, Inc. *(d) 2,548 7,517
Quotient Technology, Inc. * 3,334 13,503
Qurate Retail, Inc. Series A,* 20,154 51,997
RealReal, Inc. (The) *(d) 2,765 5,060
Rent the Runway, Inc.,
Class A *(d) 287 1,231
Revolve Group, Inc. * 2,155 61,504
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
RumbleON, Inc., Class B * 63 530
Stitch Fix, Inc., Class A * 2,254 11,743
Vivid Seats, Inc., Class A *(d) 146 1,243
Wayfair, Inc., Class A *(d) 3,975 240,488
Xometry, Inc., Class A *(d) 1,812 63,456
55,761,407
IT Services 2.4%
Accenture plc, Class A 35,595 9,932,785
Affirm Holdings, Inc. *(d) 13,038 211,085
Akamai Technologies, Inc. * 8,908 792,367
Amdocs Ltd. 7,256 667,044
Automatic Data Processing,
Inc. 23,327 5,267,470
AvidXchange Holdings,
Inc. *(d) 9,783 108,787
BigCommerce Holdings,
Inc. Series 1,* 2,887 35,395
Block, Inc., Class A *(d) 29,657 2,423,570
Brightcove, Inc. * 1,604 10,169
Broadridge Financial
Solutions, Inc. 7,158 1,076,277
Cantaloupe, Inc. * 3,082 15,687
Cass Information Systems,
Inc. 572 27,776
Cerberus Cyber Sentinel
Corp. * 324 463
Cloudflare, Inc., Class A *(d) 15,691 830,211
Cognizant Technology
Solutions Corp., Class A 33,386 2,228,516
Concentrix Corp. 2,315 328,290
Conduent, Inc. * 6,737 32,135
CSG Systems International,
Inc. 1,723 102,811
Cyxtera Technologies, Inc. * 283 911
DigitalOcean Holdings,
Inc. *(d) 3,832 112,469
DXC Technology Co. * 13,236 380,270
Edgio, Inc. *(d) 4,292 6,738
EPAM Systems, Inc. * 3,161 1,051,507
Euronet Worldwide, Inc. * 3,048 343,449
EVERTEC, Inc. 3,161 116,767
Evo Payments, Inc., Class A * 3,214 108,858
ExlService Holdings, Inc. * 2,083 355,360
Fastly, Inc., Class A * 5,919 61,262
Fidelity National Information
Services, Inc. 33,919 2,545,282
Fiserv, Inc. * 32,904 3,510,199
FleetCor Technologies, Inc. * 4,058 847,351
Flywire Corp. * 2,998 80,856
Gartner, Inc. * 4,255 1,438,786
Genpact Ltd. 8,836 417,766
Global Payments, Inc. 15,386 1,734,310
Globant SA * 2,171 352,093
GoDaddy, Inc., Class A * 8,764 719,787
Grid Dynamics Holdings, Inc. * 3,799 47,563
Hackett Group, Inc. (The) 1,017 22,476
I3 Verticals, Inc., Class A * 642 18,567
IBEX Holdings Ltd. * 24 641
International Business
Machines Corp. 50,353 6,784,060

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
IT Services
International Money Express,
Inc. *(d) 1,081 24,604
Jack Henry & Associates, Inc. 4,144 746,293
Kyndryl Holdings, Inc. * 9,777 130,914
Marqeta, Inc., Class A * 23,387 155,056
Mastercard, Inc., Class A 47,810 17,718,386
Maximus, Inc. 3,204 239,819
MoneyGram International,
Inc. * 3,786 40,775
MongoDB, Inc. * 3,687 789,792
Nomura Research Institute
Ltd. 146,600 3,517,021
NTT Data Corp. 383,700 5,957,436
Obic Co. Ltd. 16,800 2,688,118
Okta, Inc. * 8,461 622,814
Pagseguro Digital Ltd.,
Class A * 1,584 15,983
Paya Holdings, Inc. * 3,643 35,410
Paychex, Inc. 19,126 2,215,938
Paymentus Holdings, Inc.,
Class A * 100 869
Payoneer Global, Inc. * 9,851 58,712
PayPal Holdings, Inc. * 64,351 5,243,963
Paysafe Ltd. * 2,503 52,663
Perficient, Inc. *(d) 1,839 136,343
Priority Technology Holdings,
Inc. * 511 2,458
Rackspace Technology,
Inc. *(d) 2,465 7,395
Remitly Global, Inc. * 6,175 74,471
Repay Holdings Corp. * 3,292 32,064
Sabre Corp. *(d) 18,942 128,995
SHIFT, Inc. * 20,200 3,745,373
Shift4 Payments, Inc.,
Class A *(d) 2,940 188,278
Snowflake, Inc., Class A * 16,962 2,653,535
Squarespace, Inc., Class A * 2,659 63,071
SS&C Technologies Holdings,
Inc. 12,844 775,135
StoneCo Ltd., Class A * 14,992 167,311
TaskUS, Inc., Class A * 178 3,320
Thoughtworks Holding,
Inc. *(d) 4,906 52,985
Toast, Inc., Class A *(d) 16,214 361,734
TTEC Holdings, Inc. 703 35,741
Tucows, Inc., Class A *(d) 330 10,946
Twilio, Inc., Class A * 10,063 602,170
Unisys Corp. * 2,548 13,785
VeriSign, Inc. * 5,300 1,155,665
Verra Mobility Corp. *(d) 7,080 109,244
Visa, Inc., Class A (d) 91,962 21,170,572
Western Union Co. (The) 20,749 294,013
WEX, Inc. * 2,322 429,500
Wix.com Ltd. *(d) 2,481 215,797
117,832,633
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,354 63,570
AMMO, Inc. *(d) 814 2,019
Brunswick Corp. 4,347 366,583
Clarus Corp. 755 7,588
Hasbro, Inc. 7,407 438,272
Common Stocks
Shares Value ($)
Leisure Products
Johnson Outdoors, Inc.,
Class A 214 14,650
Latham Group, Inc. * 255 1,122
Malibu Boats, Inc., Class A *(d) 799 48,411
Marine Products Corp. 273 3,631
MasterCraft Boat Holdings,
Inc. * 782 22,490
Mattel, Inc. * 24,362 498,447
Peloton Interactive, Inc.,
Class A *(d) 17,861 230,943
Polaris, Inc. (d) 3,258 374,149
Smith & Wesson Brands, Inc. 952 10,548
Solo Brands, Inc., Class A * 122 539
Sturm Ruger & Co., Inc. (d) 626 35,619
Topgolf Callaway Brands
Corp. *(d) 6,830 167,267
Vista Outdoor, Inc. * 3,240 95,094
YETI Holdings, Inc. * 4,948 221,472
2,602,414
Life Sciences Tools & Services 0.8%
10X Genomics, Inc.,
Class A *(d) 5,046 236,304
AbCellera Biologics, Inc. * 10,741 113,103
Adaptive Biotechnologies
Corp. *(d) 7,483 69,367
Agilent Technologies, Inc. 16,758 2,548,557
Akoya Biosciences, Inc. *(d) 111 1,249
Alpha Teknova, Inc. * 45 268
Avantor, Inc. * 34,502 824,598
Azenta, Inc. *(d) 4,012 224,271
Berkeley Lights, Inc. * 1,614 3,470
BioLife Solutions, Inc. *(d) 1,163 27,261
Bionano Genomics, Inc. *(d) 9,101 16,473
Bio-Rad Laboratories, Inc.,
Class A * 1,291 603,491
Bio-Techne Corp. 9,262 737,811
Bruker Corp. 6,502 455,920
Charles River Laboratories
International, Inc. * 2,780 676,235
Codexis, Inc. * 4,032 24,797
CryoPort, Inc. *(d) 2,356 53,787
Cytek Biosciences, Inc. *(d) 5,104 61,503
Danaher Corp. 36,904 9,756,680
ICON plc * 523 120,661
Illumina, Inc. * 8,790 1,882,818
Inotiv, Inc. *(d) 1,309 9,490
IQVIA Holdings, Inc. * 10,429 2,392,517
Maravai LifeSciences
Holdings, Inc., Class A * 5,761 84,456
MaxCyte, Inc. * 617 3,603
Medpace Holdings, Inc. * 1,418 313,477
Mettler-Toledo International,
Inc. * 1,234 1,891,623
NanoString Technologies,
Inc. * 1,534 16,230
Nautilus Biotechnology,
Inc. *(d) 286 561
NeoGenomics, Inc. * 6,579 78,159
Pacific Biosciences of
California, Inc. *(d) 12,435 137,904
PerkinElmer, Inc. 7,198 989,941

50 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Personalis, Inc. * 236 555
QIAGEN NV * 11,092 543,508
Quanterix Corp. * 805 11,375
Quantum-Si, Inc. *(d) 579 1,285
Rapid Micro Biosystems, Inc.,
Class A * 94 141
Repligen Corp. *(d) 3,128 579,618
Science 37 Holdings, Inc. * 500 270
Seer, Inc. * 3,078 14,005
Singular Genomics Systems,
Inc. * 211 564
SomaLogic, Inc. *(d) 17,283 60,145
Sotera Health Co. * 5,901 101,733
Syneos Health, Inc. * 5,824 209,198
Thermo Fisher Scientific, Inc. 21,869 12,472,547
Waters Corp. * 3,336 1,096,143
West Pharmaceutical
Services, Inc. 4,217 1,120,035
40,567,707
Machinery 1.1%
3D Systems Corp. *(d) 6,999 76,009
AGCO Corp. 3,318 458,315
Alamo Group, Inc. 695 108,747
Albany International Corp.,
Class A 1,744 195,590
Allison Transmission Holdings,
Inc. 5,000 225,400
Altra Industrial Motion Corp. 3,398 207,516
Astec Industries, Inc. 2,308 101,875
Barnes Group, Inc. (d) 2,895 128,133
Berkshire Grey, Inc. * 348 393
Blue Bird Corp. * 676 9,802
Caterpillar, Inc. 29,089 7,338,864
Chart Industries, Inc. *(d) 2,185 292,746
CIRCOR International, Inc. * 793 21,926
CNH Industrial NV 6,249 110,732
Columbus McKinnon Corp. 943 33,901
Crane Holdings Co. 2,167 251,177
Cummins, Inc. 8,252 2,059,204
Deere & Co. 15,412 6,516,810
Desktop Metal, Inc.,
Class A *(d) 12,524 21,040
Donaldson Co., Inc. 6,980 435,203
Douglas Dynamics, Inc. 2,360 95,368
Dover Corp. 8,153 1,237,870
Energy Recovery, Inc. * 4,386 97,062
Enerpac Tool Group Corp. 2,198 58,335
EnPro Industries, Inc. (d) 830 100,488
Esab Corp. 2,331 134,755
ESCO Technologies, Inc. 1,787 175,912
Evoqua Water Technologies
Corp. * 6,434 312,113
Federal Signal Corp. 3,194 170,080
Flowserve Corp. (d) 7,310 251,610
Fortive Corp. 20,287 1,380,125
Franklin Electric Co., Inc. 2,547 229,994
Gates Industrial Corp. plc * 6,055 79,987
Gorman-Rupp Co. (The) 744 21,375
Graco, Inc. 9,861 673,703
Greenbrier Cos., Inc. (The) 1,199 37,073
Helios Technologies, Inc. 1,654 109,164
Common Stocks
Shares Value ($)
Machinery
Hillenbrand, Inc. (d) 2,989 140,065
Hillman Solutions Corp. *(d) 7,961 76,426
Hydrofarm Holdings Group,
Inc. * 1,223 2,287
Hyliion Holdings Corp. * 3,819 13,672
Hyster-Yale Materials
Handling, Inc. 388 12,583
Hyzon Motors, Inc. * 467 995
Ideanomics, Inc. *(d) 3,293 685
IDEX Corp. 4,275 1,024,632
Illinois Tool Works, Inc. 17,012 4,015,512
Ingersoll Rand, Inc. 23,567 1,319,752
ITT, Inc. 5,084 465,644
John Bean Technologies
Corp. (d) 1,682 187,930
Kadant, Inc. 590 120,224
Kennametal, Inc. 5,024 143,184
Kurita Water Industries Ltd. 53,600 2,419,602
Lincoln Electric Holdings, Inc. 3,007 501,778
Lindsay Corp. 835 130,778
Luxfer Holdings plc 987 16,335
Manitowoc Co., Inc. (The) * 1,410 19,317
Markforged Holding Corp. * 561 752
Mayville Engineering Co.,
Inc. * 61 976
Microvast Holdings, Inc. *(d) 23,039 37,554
Middleby Corp. (The) *(d) 2,925 454,691
Miller Industries, Inc. 461 13,374
Mueller Industries, Inc. (d) 2,275 149,126
Mueller Water Products, Inc.,
Class A 10,767 136,203
Nikola Corp. *(d) 13,762 37,295
Nordson Corp. 3,222 783,913
Omega Flex, Inc. 102 10,843
Oshkosh Corp. 4,161 419,346
Otis Worldwide Corp. 22,980 1,889,645
PACCAR, Inc. 18,694 2,043,441
Parker-Hannifin Corp. 7,122 2,321,772
Park-Ohio Holdings Corp. 55 729
Pentair plc 9,945 550,754
Proterra, Inc. *(d) 16,483 84,063
Proto Labs, Inc. * 1,909 58,415
RBC Bearings, Inc. * 1,533 374,006
REV Group, Inc. 1,093 14,001
Sarcos Technology and
Robotics Corp. * 439 263
Shyft Group, Inc. (The) 1,410 46,939
SMC Corp. 6,000 3,050,229
Snap-on, Inc. 3,045 757,383
SPX Technologies, Inc. *(d) 2,448 183,624
Standex International Corp. 1,140 131,750
Stanley Black & Decker, Inc. 8,207 732,967
Symbotic, Inc. * 95 1,487
Tennant Co. 1,593 111,717
Terex Corp. 4,007 204,237
Timken Co. (The) 3,183 262,120
Titan International, Inc. * 3,869 64,574
Toro Co. (The) 5,580 622,282
Trinity Industries, Inc. 4,376 125,897
Velo3D, Inc. *(d) 550 1,320
Wabash National Corp. (d) 2,105 54,225

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 1,518 248,223
Westinghouse Air Brake
Technologies Corp. 10,824 1,123,639
Xos, Inc. *(d) 316 299
Xylem, Inc. 10,155 1,056,222
52,530,094
Marine 0.0%
†
Costamare, Inc. (d) 1,708 17,336
Diana Shipping, Inc. 496 1,994
Eagle Bulk Shipping, Inc. 655 37,518
Genco Shipping & Trading Ltd. 4,406 79,925
Global Ship Lease, Inc.,
Class A 205 3,799
Golden Ocean Group Ltd. (d) 5,701 54,616
Kirby Corp. *(d) 3,357 237,608
Matson, Inc. (d) 2,116 139,910
OceanPal, Inc. 57 56
Safe Bulkers, Inc. 2,053 6,754
Star Bulk Carriers Corp. (d) 435 9,883
589,399
Media 0.4%
Advantage Solutions, Inc. *(d) 3,385 8,767
Altice USA, Inc., Class A * 12,173 59,648
AMC Networks, Inc., Class A * 2,018 37,353
Audacy, Inc. *(d) 4,131 1,327
Boston Omaha Corp.,
Class A * 460 12,167
Cable One, Inc. 364 287,516
Cardlytics, Inc. *(d) 1,878 14,085
Charter Communications, Inc.,
Class A * 6,058 2,328,150
Clear Channel Outdoor
Holdings, Inc. *(d) 14,500 27,695
Comcast Corp., Class A 240,817 9,476,149
comScore, Inc. * 467 570
Daily Journal Corp. * 52 15,912
DISH Network Corp.,
Class A *(d) 13,209 190,077
Emerald Holding, Inc. * 135 539
Entravision Communications
Corp., Class A 2,450 15,925
EW Scripps Co. (The),
Class A * 2,307 34,490
Fox Corp., Class A 24,761 818,848
Gannett Co., Inc. * 5,591 12,636
Gray Television, Inc. 5,532 71,695
iHeartMedia, Inc., Class A * 3,537 27,412
Innovid Corp. * 400 900
Integral Ad Science Holding
Corp. * 337 3,464
Interpublic Group of Cos., Inc.
(The) 21,162 771,567
John Wiley & Sons, Inc.,
Class A 2,631 120,500
Liberty Broadband Corp.,
Class A *(d) 8,325 747,229
Liberty Media Corp.-Liberty
SiriusXM, Class A * 14,866 600,867
Loyalty Ventures, Inc. * 479 886
Common Stocks
Shares Value ($)
Media
Magnite, Inc. * 7,294 88,112
New York Times Co. (The),
Class A 8,718 303,735
News Corp., Class A (d) 27,602 560,361
Nexstar Media Group, Inc. (d) 2,056 421,007
Omnicom Group, Inc. 13,866 1,192,337
Paramount Global, Class A (d) 31,965 741,367
PubMatic, Inc., Class A *(d) 3,104 47,584
Scholastic Corp. 1,628 72,023
Sinclair Broadcast Group, Inc.,
Class A 3,278 67,625
Sirius XM Holdings, Inc. (d) 70,019 405,410
Stagwell, Inc. *(d) 7,735 54,300
TechTarget, Inc. * 1,562 77,366
TEGNA, Inc. 11,695 233,081
Thryv Holdings, Inc. * 2,377 53,173
Trade Desk, Inc. (The),
Class A * 24,997 1,267,348
WideOpenWest, Inc. *(d) 1,865 21,429
21,292,632
Metals & Mining 0.3%
5E Advanced Materials,
Inc. *(d) 882 8,688
Alamos Gold, Inc., Class A 9,872 108,987
Alcoa Corp. 9,936 519,057
Alpha Metallurgical
Resources, Inc. 859 138,239
Arconic Corp. * 5,540 130,245
ATI, Inc. *(d) 7,442 270,814
Carpenter Technology Corp. 3,205 154,769
Century Aluminum Co. * 2,200 24,728
Cleveland-Cliffs, Inc. * 28,074 599,380
Coeur Mining, Inc. * 16,548 64,372
Commercial Metals Co. 6,373 345,863
Compass Minerals
International, Inc. 2,351 109,698
Constellium SE * 6,100 88,633
Franco-Nevada Corp. 395 57,946
Freeport-McMoRan, Inc. 79,626 3,552,912
Gatos Silver, Inc. * 301 1,553
Haynes International, Inc. 520 28,959
Hecla Mining Co. (d) 31,337 193,349
Kaiser Aluminum Corp. 1,103 96,535
Materion Corp. 979 88,355
McEwen Mining, Inc. * 252 1,691
MP Materials Corp. *(d) 4,402 143,109
Newmont Corp. 44,258 2,342,576
Novagold Resources, Inc. * 11,238 70,912
Nucor Corp. (d) 14,389 2,432,029
Olympic Steel, Inc. (d) 342 15,130
Piedmont Lithium, Inc. * 1,335 91,634
Ramaco Resources, Inc. 156 1,627
Reliance Steel & Aluminum
Co. 3,168 720,562
Royal Gold, Inc. (d) 3,473 441,175
Ryerson Holding Corp. 1,251 47,751
Schnitzer Steel Industries,
Inc., Class A 1,042 35,261
Southern Copper Corp. (d) 4,399 330,849
SSR Mining, Inc. 11,853 200,790
Steel Dynamics, Inc. 8,918 1,075,867

52 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
SunCoke Energy, Inc. 3,385 30,837
TimkenSteel Corp. * 1,879 36,960
United States Steel Corp. 13,943 397,236
Warrior Met Coal, Inc. 2,648 100,306
Worthington Industries, Inc. (d) 1,995 113,456
15,212,840
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 103 1,617
AGNC Investment Corp. 33,490 388,484
Angel Oak Mortgage, Inc. 47 372
Annaly Capital Management,
Inc. 25,608 601,020
Apollo Commercial Real
Estate Finance, Inc. 8,965 109,104
Arbor Realty Trust, Inc. 8,178 122,097
Ares Commercial Real Estate
Corp. 5,779 70,966
ARMOUR Residential REIT,
Inc. 7,137 44,820
Blackstone Mortgage Trust,
Inc., Class A 7,138 170,170
BrightSpire Capital, Inc. 3,087 23,523
Broadmark Realty Capital, Inc. 13,289 58,206
Chimera Investment Corp. 12,176 88,763
Claros Mortgage Trust, Inc. (d) 5,844 97,828
Dynex Capital, Inc. 1,777 25,607
Ellington Financial, Inc. 4,037 55,428
Franklin BSP Realty Trust, Inc. 540 7,830
Granite Point Mortgage Trust,
Inc. 332 2,218
Great Ajax Corp. 137 1,201
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,028 148,673
Invesco Mortgage Capital, Inc. 833 12,237
KKR Real Estate Finance
Trust, Inc. 1,038 16,535
Ladder Capital Corp. 9,348 104,698
MFA Financial, Inc. 6,331 75,276
New York Mortgage Trust, Inc. 45,932 143,308
Orchid Island Capital, Inc. 745 9,081
PennyMac Mortgage
Investment Trust 4,799 73,185
Ready Capital Corp. 1,886 24,952
Redwood Trust, Inc. 10,344 86,476
Rithm Capital Corp. 23,132 217,672
Starwood Property Trust, Inc. 17,830 372,469
TPG RE Finance Trust, Inc. 2,384 20,765
Two Harbors Investment Corp. 4,412 79,151
3,253,732
Multiline Retail 0.2%
Big Lots, Inc. (d) 1,211 19,812
Dillard's, Inc., Class A (d) 178 70,009
Dollar General Corp. 12,542 2,929,811
Dollar Tree, Inc. *(d) 11,906 1,788,043
Franchise Group, Inc. (d) 2,346 72,468
Kohl's Corp. (d) 7,161 231,802
Macy's, Inc. 15,665 370,164
Nordstrom, Inc. (d) 6,599 128,944
Common Stocks
Shares Value ($)
Multiline Retail
Ollie's Bargain Outlet
Holdings, Inc. * 3,788 207,431
Target Corp. (d) 26,207 4,511,273
10,329,757
Multi-Utilities 0.3%
Ameren Corp. 14,955 1,299,141
Avista Corp. (d) 957 38,184
Black Hills Corp. 3,256 235,669
CenterPoint Energy, Inc. 39,466 1,188,716
CMS Energy Corp. (d) 15,767 996,317
Consolidated Edison, Inc. 19,452 1,853,970
Dominion Energy, Inc. 48,767 3,103,532
DTE Energy Co. 10,966 1,276,114
NiSource, Inc. 23,527 652,874
NorthWestern Corp. 3,065 174,092
Public Service Enterprise
Group, Inc. 31,196 1,931,968
Sempra Energy 18,879 3,026,870
Unitil Corp. 539 28,120
WEC Energy Group, Inc. 18,362 1,725,844
17,531,411
Oil, Gas & Consumable Fuels 2.1%
Aemetis, Inc. *(d) 5,384 25,143
Alto Ingredients, Inc. * 461 1,563
Amplify Energy Corp. * 227 1,966
Antero Midstream Corp. (d) 36,951 402,766
Antero Resources Corp. *(d) 15,200 438,368
APA Corp. 18,661 827,242
Arch Resources, Inc. 823 121,820
Ardmore Shipping Corp. * 3,427 50,206
Berry Corp. 2,643 24,316
California Resources Corp. 4,221 180,363
Callon Petroleum Co. *(d) 2,423 103,099
Centrus Energy Corp.,
Class A *(d) 78 3,202
Cheniere Energy, Inc. 14,056 2,147,616
Chesapeake Energy Corp. 6,361 551,626
Chevron Corp. 108,723 18,919,976
Chord Energy Corp. 2,288 327,958
Civitas Resources, Inc. 3,778 251,426
Clean Energy Fuels Corp. * 11,125 62,968
CNX Resources Corp. *(d) 11,512 192,596
Comstock Resources, Inc. (d) 12,403 150,696
ConocoPhillips 70,259 8,562,464
CONSOL Energy, Inc. 2,103 121,616
Coterra Energy, Inc. (d) 43,502 1,088,855
Crescent Energy Co.,
Class A (d) 756 9,117
Crescent Point Energy Corp. 6,023 44,932
CVR Energy, Inc. (d) 1,186 39,375
Delek US Holdings, Inc. 4,539 121,464
Denbury, Inc. * 2,770 240,381
Devon Energy Corp. 36,929 2,335,390
DHT Holdings, Inc. 7,579 64,952
Diamondback Energy, Inc. 9,685 1,415,172
Dorian LPG Ltd. 734 14,570
DT Midstream, Inc. (d) 4,683 255,973
Earthstone Energy, Inc.,
Class A *(d) 1,513 21,031
Empire Petroleum Corp. * 64 844

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. 3,142 128,728
Energy Fuels, Inc. *(d) 6,060 44,662
Enviva, Inc. 1,270 57,760
EOG Resources, Inc. 33,300 4,403,925
EQT Corp. 20,666 675,158
Equitrans Midstream Corp. 21,897 158,753
Excelerate Energy, Inc.,
Class A 2,419 56,363
Exxon Mobil Corp. 230,491 26,739,261
FLEX LNG Ltd. (d) 1,963 61,049
Frontline plc (d) 7,457 103,130
Gevo, Inc. *(d) 16,067 34,062
Golar LNG Ltd. * 4,132 96,854
Green Plains, Inc. *(d) 574 19,958
Gulfport Energy Corp. *(d) 793 54,043
Hess Corp. 15,834 2,377,633
Hess Midstream LP, Class A 277 8,554
HF Sinclair Corp. 7,334 417,305
HighPeak Energy, Inc. (d) 90 2,516
International Seaways, Inc. 2,584 100,363
Kinder Morgan, Inc. (d) 108,913 1,993,108
Kinetik Holdings, Inc. 1,495 46,779
KNOT Offshore Partners LP 157 882
Kosmos Energy Ltd. * 24,086 190,520
Magnolia Oil & Gas Corp.,
Class A (d) 12,987 306,623
Marathon Oil Corp. 37,448 1,028,697
Marathon Petroleum Corp. 26,216 3,369,280
Matador Resources Co. (d) 5,853 387,234
Murphy Oil Corp. 8,282 361,178
Navigator Holdings Ltd. * 202 2,608
New Fortress Energy, Inc. (d) 3,529 136,890
NextDecade Corp. *(d) 446 2,672
Nordic American Tankers Ltd. 5,783 17,580
Northern Oil and Gas, Inc. (d) 3,779 126,672
Occidental Petroleum
Corp. (d) 45,451 2,944,770
ONEOK, Inc. (d) 26,838 1,837,866
Ovintiv, Inc. (d) 14,223 700,198
Par Pacific Holdings, Inc. * 2,798 74,791
PBF Energy, Inc., Class A (d) 5,747 241,317
PDC Energy, Inc. (d) 5,607 379,762
Peabody Energy Corp. *(d) 6,497 181,201
Pembina Pipeline Corp. 685 24,318
Permian Resources Corp. (d) 13,037 141,712
Phillips 66 26,357 2,642,816
Pioneer Natural Resources
Co. (d) 13,456 3,099,590
Plains GP Holdings LP,
Class A *(d) 1,196 15,656
Range Resources Corp. 13,183 329,839
Ranger Oil Corp. 769 32,298
REX American Resources
Corp. * 676 22,119
Riley Exploration Permian,
Inc. 22 730
Ring Energy, Inc. * 682 1,610
SandRidge Energy, Inc. *(d) 204 3,225
Scorpio Tankers, Inc. 2,741 131,212
SFL Corp. Ltd. 8,883 90,429
SilverBow Resources, Inc. *(d) 1,346 35,359
Sitio Royalties Corp. (d) 3,849 102,268
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SM Energy Co. 6,485 213,162
Southwestern Energy Co. * 62,424 344,580
Talos Energy, Inc. * 4,486 88,868
Targa Resources Corp. 13,393 1,004,743
TC Energy Corp. 199 8,585
Teekay Corp. * 452 2,197
Teekay Tankers Ltd., Class A * 2,023 62,086
Tellurian, Inc. * 30,540 60,775
Texas Pacific Land Corp. 317 632,684
Tsakos Energy Navigation Ltd. 136 2,335
Uranium Energy Corp. *(d) 18,677 75,268
VAALCO Energy, Inc. (d) 673 3,129
Valero Energy Corp. 21,163 2,963,455
Vertex Energy, Inc. *(d) 4,857 35,359
Viper Energy Partners LP 479 15,208
Vital Energy, Inc. *(d) 522 29,378
Vitesse Energy, Inc. * 1,540 24,578
W&T Offshore, Inc. * 4,038 25,116
Williams Cos., Inc. (The) 66,925 2,157,662
World Fuel Services Corp. 4,833 136,774
103,550,880
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 673 25,985
Glatfelter Corp. 1,780 7,796
Louisiana-Pacific Corp. 3,785 257,721
Resolute Forest Products,
Inc. * 2,964 64,348
Sylvamo Corp. 2,279 108,321
464,171
Personal Products 0.1%
Beauty Health Co. (The) *(d) 5,055 57,627
BellRing Brands, Inc. * 7,770 220,357
Coty, Inc., Class A * 23,367 232,735
Edgewell Personal Care
Co. (d) 3,100 132,866
elf Beauty, Inc. * 2,645 152,220
Estee Lauder Cos., Inc. (The),
Class A (d) 13,007 3,603,980
Herbalife Nutrition Ltd. *(d) 7,081 124,413
Honest Co., Inc. (The) * 332 1,096
Inter Parfums, Inc. 1,382 163,380
Medifast, Inc. 633 70,548
Nature's Sunshine Products,
Inc. * 434 4,583
Nu Skin Enterprises, Inc.,
Class A (d) 3,020 129,498
Olaplex Holdings, Inc. * 18,682 117,883
USANA Health Sciences, Inc. * 1,570 91,751
Veru, Inc. *(d) 2,763 15,915
Waldencast plc * 188 1,652
5,120,504
Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc. * 4,152 70,169
Amneal Pharmaceuticals,
Inc. *(d) 4,008 8,818
Amphastar Pharmaceuticals,
Inc. * 1,431 43,302
Amylyx Pharmaceuticals,
Inc. *(d) 3,128 122,586

54 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
AN2 Therapeutics, Inc. * 74 900
ANI Pharmaceuticals, Inc. * 425 19,010
Arvinas, Inc. *(d) 2,592 84,940
ATAI Life Sciences NV * 796 1,417
Atea Pharmaceuticals,
Inc. *(d) 2,272 10,519
Athira Pharma, Inc. * 1,419 5,733
Axsome Therapeutics, Inc. *(d) 1,866 139,950
Bristol-Myers Squibb Co. 119,361 8,671,577
Cara Therapeutics, Inc. *(d) 1,613 18,840
Cassava Sciences, Inc. *(d) 2,067 57,876
Catalent, Inc. * 9,635 515,954
CinCor Pharma, Inc. * 1,677 48,516
Collegium Pharmaceutical,
Inc. * 1,377 38,666
Corcept Therapeutics, Inc. *(d) 5,420 123,901
Cymabay Therapeutics, Inc. * 544 4,564
Daiichi Sankyo Co. Ltd. 104,000 3,268,487
DICE Therapeutics, Inc. * 1,684 53,501
Edgewise Therapeutics,
Inc. *(d) 273 2,793
Elanco Animal Health, Inc. * 32,327 443,850
Eli Lilly & Co. 47,164 16,231,491
Esperion Therapeutics,
Inc. *(d) 1,329 8,452
Evolus, Inc. *(d) 987 10,255
EyePoint Pharmaceuticals,
Inc. * 172 801
Fulcrum Therapeutics, Inc. *(d) 2,343 29,545
Harmony Biosciences
Holdings, Inc. * 1,798 86,610
Harrow Health, Inc. *(d) 157 2,358
Innoviva, Inc. *(d) 4,308 54,496
Intra-Cellular Therapies, Inc. * 5,241 251,149
Jazz Pharmaceuticals plc * 3,568 558,963
Johnson & Johnson 147,218 24,058,365
Kyowa Kirin Co. Ltd. 134,000 2,992,025
Ligand Pharmaceuticals, Inc. * 865 60,290
Liquidia Corp. *(d) 4,266 28,156
Marinus Pharmaceuticals,
Inc. * 306 1,943
Merck & Co., Inc. 143,048 15,364,786
Mind Medicine MindMed, Inc. * 213 726
Nektar Therapeutics * 11,770 32,014
NGM Biopharmaceuticals,
Inc. * 1,149 6,021
Nuvation Bio, Inc. * 10,142 24,949
Ocular Therapeutix, Inc. * 2,450 9,579
Omeros Corp. * 389 1,128
Oramed Pharmaceuticals,
Inc. * 228 454
Organon & Co. 14,324 431,582
Pacira BioSciences, Inc. *(d) 2,033 79,836
Perrigo Co. plc 7,561 282,933
Pfizer, Inc. 317,916 14,039,170
Phathom Pharmaceuticals,
Inc. *(d) 529 6,311
Phibro Animal Health Corp.,
Class A 838 12,905
Pliant Therapeutics, Inc. * 255 8,935
Common Stocks
Shares Value ($)
Pharmaceuticals
Prestige Consumer
Healthcare, Inc. * 2,972 195,439
Provention Bio, Inc. *(d) 1,683 14,575
Reata Pharmaceuticals, Inc.,
Class A *(d) 1,675 72,578
Relmada Therapeutics, Inc. * 576 2,338
Revance Therapeutics,
Inc. *(d) 4,904 170,071
Royalty Pharma plc, Class A 20,726 812,252
Scilex Holding Co. *∞(d) 2,623 20,695
SIGA Technologies, Inc. (d) 2,232 16,361
Supernus Pharmaceuticals,
Inc. * 1,975 80,995
Tarsus Pharmaceuticals, Inc. * 145 2,285
Theravance Biopharma, Inc. * 1,870 20,215
Third Harmonic Bio, Inc. * 93 406
Ventyx Biosciences, Inc. * 1,551 65,142
Verrica Pharmaceuticals, Inc. * 156 721
Viatris, Inc. 68,830 836,973
Zoetis, Inc. 28,380 4,696,606
95,439,749
Professional Services 0.4%
Alight, Inc., Class A * 15,981 150,062
ASGN, Inc. * 2,656 241,563
Atlas Technical Consultants,
Inc. * 169 2,050
Barrett Business Services, Inc. 298 29,615
BayCurrent Consulting, Inc. 43,800 1,862,553
BlackSky Technology, Inc. * 470 855
Booz Allen Hamilton Holding
Corp. 7,356 696,172
CACI International, Inc.,
Class A * 1,312 404,214
CBIZ, Inc. * 3,627 172,609
Clarivate plc * 29,287 325,671
CoStar Group, Inc. * 24,064 1,874,586
CRA International, Inc. 247 29,353
Dun & Bradstreet Holdings,
Inc. 20,923 306,522
Equifax, Inc. (d) 7,152 1,589,174
Exponent, Inc. 2,816 288,753
First Advantage Corp. * 4,181 58,032
FiscalNote Holdings, Inc. * 441 1,544
Forrester Research, Inc. * 452 16,751
Franklin Covey Co. * 511 23,710
FTI Consulting, Inc. * 1,834 292,560
Heidrick & Struggles
International, Inc. 772 23,747
HireRight Holdings Corp. * 126 1,441
Huron Consulting Group,
Inc. *(d) 867 58,991
ICF International, Inc. (d) 738 75,416
Insperity, Inc. (d) 2,055 227,180
Jacobs Solutions, Inc. 7,234 893,761
KBR, Inc. 7,555 387,043
Kelly Services, Inc., Class A 1,382 25,014
Kforce, Inc. 822 46,139
Korn Ferry (d) 3,421 184,700
Legalzoom.com, Inc. * 4,846 41,094
Leidos Holdings, Inc. 7,614 752,568
ManpowerGroup, Inc. 3,055 266,274

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Professional Services
NV5 Global, Inc. * 1,038 138,355
Planet Labs PBC *(d) 11,599 57,415
Recruit Holdings Co. Ltd. 156,800 5,033,189
Red Violet, Inc. * 62 1,474
Resources Connection, Inc. 1,278 22,071
Robert Half International, Inc. 6,093 511,568
Science Applications
International Corp. 3,023 313,727
Skillsoft Corp. * 514 987
Spire Global, Inc. * 653 777
Sterling Check Corp. * 534 7,449
TransUnion 10,920 783,510
TriNet Group, Inc. * 2,365 178,439
TrueBlue, Inc. * 1,384 27,168
Upwork, Inc. * 6,335 82,102
Verisk Analytics, Inc. (d) 8,759 1,592,299
Willdan Group, Inc. * 440 8,378
20,108,625
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 6,220 52,746
CBRE Group, Inc., Class A * 19,120 1,634,951
Compass, Inc., Class A * 17,175 69,043
Cushman & Wakefield plc *(d) 7,484 107,994
DigitalBridge Group, Inc. 10,007 148,104
Doma Holdings, Inc. *(d) 449 319
Douglas Elliman, Inc. 2,348 10,942
eXp World Holdings, Inc. (d) 3,591 55,984
Five Point Holdings LLC,
Class A * 414 1,068
Forestar Group, Inc. * 552 8,214
FRP Holdings, Inc. * 291 16,345
Howard Hughes Corp.
(The) *(d) 2,129 182,008
Jones Lang LaSalle, Inc. *(d) 2,619 484,174
Kennedy-Wilson Holdings, Inc. 5,834 104,312
Marcus & Millichap, Inc. 968 35,080
Newmark Group, Inc., Class A 8,524 73,051
Offerpad Solutions, Inc. * 317 291
Opendoor Technologies,
Inc. *(d) 24,373 53,377
RE/MAX Holdings, Inc.,
Class A 98 2,235
Redfin Corp. *(d) 5,685 42,524
RMR Group, Inc. (The),
Class A 590 18,302
Seritage Growth Properties,
Class A * 226 2,746
St Joe Co. (The) 1,247 58,734
Tejon Ranch Co. * 922 18,458
Transcontinental Realty
Investors, Inc. * 8 364
WeWork, Inc. *(d) 10,075 16,019
Zillow Group, Inc., Class A *(d) 12,667 553,658
3,751,043
Road & Rail 0.5%
ArcBest Corp. 1,389 115,912
Avis Budget Group, Inc. * 1,501 300,260
Bird Global, Inc., Class A * 954 224
Covenant Logistics Group,
Inc. (d) 433 14,358
Common Stocks
Shares Value ($)
Road & Rail
CSX Corp. 119,448 3,693,332
Daseke, Inc. * 1,583 11,049
Getaround, Inc. *(d) 963 616
Heartland Express, Inc. 1,954 32,866
Hertz Global Holdings, Inc. * 11,472 206,725
JB Hunt Transport Services,
Inc. 4,850 916,893
Knight-Swift Transportation
Holdings, Inc. 8,522 503,650
Landstar System, Inc. (d) 2,066 357,067
Lyft, Inc., Class A * 16,195 263,169
Marten Transport Ltd. (d) 2,339 51,669
Norfolk Southern Corp. 13,092 3,218,145
Old Dominion Freight Line,
Inc. 5,674 1,890,804
PAM Transportation Services,
Inc. * 41 1,187
RXO, Inc. *(d) 4,663 85,426
Ryder System, Inc. 3,212 303,245
Saia, Inc. *(d) 1,406 383,529
Schneider National, Inc.,
Class B 3,383 89,650
TuSimple Holdings, Inc.,
Class A *(d) 7,442 15,628
Uber Technologies, Inc. * 108,423 3,353,523
U-Haul Holding Co. (d) 4,579 285,336
Union Pacific Corp. 34,612 7,067,424
Universal Logistics Holdings,
Inc. (d) 286 10,273
Werner Enterprises, Inc. 3,012 141,474
XPO, Inc. * 5,383 214,566
Yellow Corp. * 317 1,049
23,529,049
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A * 3,619 45,201
Advanced Micro Devices,
Inc. * 89,900 6,755,985
Advantest Corp. 82,500 5,898,549
Aehr Test Systems * 160 5,594
Allegro MicroSystems, Inc. *(d) 4,149 158,367
Alpha & Omega
Semiconductor Ltd. * 686 22,611
Ambarella, Inc. *(d) 1,926 173,032
Amkor Technology, Inc. 6,214 181,822
Analog Devices, Inc. 29,068 4,984,290
Applied Materials, Inc. 48,699 5,429,452
Atomera, Inc. *(d) 538 3,927
Axcelis Technologies, Inc. * 1,783 196,041
AXT, Inc. * 1,322 7,787
Broadcom, Inc. 21,574 12,621,006
CEVA, Inc. * 1,039 34,412
Cirrus Logic, Inc. * 3,098 280,028
Cohu, Inc. * 3,570 128,806
Credo Technology Group
Holding Ltd. * 4,829 83,687
Diodes, Inc. * 2,433 216,999
Enphase Energy, Inc. * 7,317 1,619,837
Entegris, Inc. 8,376 676,043
First Solar, Inc. * 5,988 1,063,469
FormFactor, Inc. * 4,432 124,716

56 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
GLOBALFOUNDRIES,
Inc. *(d) 3,700 219,336
Ichor Holdings Ltd. * 2,294 77,537
Impinj, Inc. * 1,368 177,539
indie Semiconductor, Inc.,
Class A *(d) 9,958 79,365
Intel Corp. 228,620 6,460,801
KLA Corp. 7,893 3,097,845
Kopin Corp. * 540 648
Kulicke & Soffa Industries,
Inc. (d) 3,429 175,222
Lam Research Corp. 7,698 3,849,770
Lattice Semiconductor Corp. * 8,566 649,217
MACOM Technology Solutions
Holdings, Inc. *(d) 2,889 193,621
Marvell Technology, Inc. 49,185 2,122,333
MaxLinear, Inc. * 3,927 161,792
Meta Materials, Inc. *(d) 2,058 2,079
Microchip Technology, Inc. 30,649 2,378,975
Micron Technology, Inc. 60,878 3,670,943
MKS Instruments, Inc. (d) 3,399 347,786
Monolithic Power Systems,
Inc. 2,565 1,094,126
Navitas Semiconductor
Corp. *(d) 488 2,420
NVE Corp. 31 2,259
NVIDIA Corp. 134,616 26,299,928
ON Semiconductor Corp. * 24,945 1,832,210
Onto Innovation, Inc. * 2,199 172,951
PDF Solutions, Inc. * 1,177 37,405
Photronics, Inc. * 2,566 46,496
Power Integrations, Inc. 3,179 273,680
Qorvo, Inc. * 5,758 625,664
QUALCOMM, Inc. 62,653 8,346,006
Rambus, Inc. * 6,450 261,032
Rigetti Computing, Inc. *(d) 510 398
Semtech Corp. *(d) 3,523 116,365
Silicon Laboratories, Inc. *(d) 1,699 266,590
SiTime Corp. * 817 94,143
SkyWater Technology, Inc. * 95 1,028
Skyworks Solutions, Inc. (d) 9,609 1,053,819
SMART Global Holdings,
Inc. *(d) 3,373 57,982
SolarEdge Technologies, Inc. * 358 114,249
Synaptics, Inc. * 2,298 287,319
Teradyne, Inc. (d) 9,833 1,000,016
Texas Instruments, Inc. 51,462 9,119,581
Transphorm, Inc. * 143 666
Ultra Clean Holdings, Inc. * 1,691 56,902
Universal Display Corp. 2,642 350,144
Veeco Instruments, Inc. *(d) 2,006 39,839
Wolfspeed, Inc. *(d) 6,656 512,579
116,442,267
Software 3.9%
8x8, Inc. * 6,903 32,513
A10 Networks, Inc. (d) 2,602 40,279
ACI Worldwide, Inc. * 6,486 181,154
Adeia, Inc. 8,809 96,459
Adobe, Inc. * 26,052 9,648,098
Agilysys, Inc. * 739 61,751
Alarm.com Holdings, Inc. * 2,582 138,395
Common Stocks
Shares Value ($)
Software
Alkami Technology, Inc. * 231 3,781
Altair Engineering, Inc.,
Class A *(d) 2,931 155,636
Alteryx, Inc., Class A * 2,955 163,973
American Software, Inc.,
Class A 1,198 18,222
Amplitude, Inc., Class A *(d) 3,743 53,824
ANSYS, Inc. * 4,961 1,321,412
Appfolio, Inc., Class A * 1,151 129,292
Appian Corp., Class A * 2,220 91,830
AppLovin Corp., Class A *(d) 11,069 140,576
Arteris, Inc. * 105 659
Asana, Inc., Class A *(d) 5,545 85,948
Aspen Technology, Inc. * 1,582 314,423
Atlassian Corp., Class A *(d) 8,117 1,311,870
Autodesk, Inc. * 12,434 2,675,299
Avaya Holdings Corp. *(d) 1,679 600
AvePoint, Inc. *(d) 13,545 60,546
Bentley Systems, Inc.,
Class B (d) 9,833 383,979
Bill.com Holdings, Inc. *(d) 5,489 634,638
Black Knight, Inc. * 8,753 530,344
Blackbaud, Inc. * 2,557 159,071
Blackline, Inc. *(d) 3,036 217,985
Blend Labs, Inc., Class A *(d) 19,379 32,169
Box, Inc., Class A *(d) 7,744 247,731
Braze, Inc., Class A *(d) 227 7,264
C3.ai, Inc., Class A *(d) 2,692 53,436
Cadence Design Systems,
Inc. * 15,241 2,786,512
CCC Intelligent Solutions
Holdings, Inc. *(d) 8,773 81,150
Cerence, Inc. * 2,090 51,247
Ceridian HCM Holding,
Inc. *(d) 8,003 578,457
Check Point Software
Technologies Ltd. * 790 100,488
Cipher Mining, Inc. *(d) 256 307
Cleanspark, Inc. * 365 1,157
Clear Secure, Inc., Class A (d) 3,337 104,748
Clearwater Analytics Holdings,
Inc., Class A *(d) 161 3,152
CommVault Systems, Inc. * 2,747 170,946
Confluent, Inc., Class A * 6,661 153,869
Consensus Cloud Solutions,
Inc. *(d) 494 29,032
CoreCard Corp. * 39 1,306
Couchbase, Inc. *(d) 1,324 19,582
Coupa Software, Inc. * 5,672 453,306
Crowdstrike Holdings, Inc.,
Class A * 11,796 1,249,196
CS Disco, Inc. *(d) 2,278 18,930
Cvent Holding Corp. *(d) 9,682 78,134
Datadog, Inc., Class A * 14,863 1,111,901
Dave, Inc. * 35 318
Digimarc Corp. *(d) 499 9,970
Digital Turbine, Inc. * 4,889 84,873
DocuSign, Inc. *(d) 11,359 688,810
Dolby Laboratories, Inc.,
Class A 3,860 307,102
Domo, Inc., Class B * 976 15,138

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Software
DoubleVerify Holdings, Inc. * 4,187 113,845
Dropbox, Inc., Class A *(d) 18,212 423,065
Duck Creek Technologies,
Inc. * 5,326 100,821
Dynatrace, Inc. * 10,814 415,582
E2open Parent Holdings, Inc. * 10,829 74,720
Ebix, Inc. 1,006 19,174
eGain Corp. * 815 7,922
Elastic NV * 4,741 278,960
Enfusion, Inc., Class A * 89 1,057
EngageSmart, Inc. * 144 2,837
Envestnet, Inc. *(d) 401 26,065
Everbridge, Inc. * 2,129 68,043
EverCommerce, Inc. * 178 1,839
Expensify, Inc., Class A *(d) 261 2,717
Fair Isaac Corp. *(d) 1,349 898,367
Five9, Inc. *(d) 3,743 294,874
ForgeRock, Inc., Class A *(d) 2,519 50,027
Fortinet, Inc. * 37,087 1,941,134
Freshworks, Inc., Class A *(d) 968 15,662
Gen Digital, Inc. 32,387 745,225
Gitlab, Inc., Class A *(d) 801 39,577
Guidewire Software, Inc. *(d) 5,586 409,119
HashiCorp, Inc., Class A *(d) 1,202 38,680
HubSpot, Inc. * 2,593 899,797
Informatica, Inc., Class A *(d) 3,429 61,036
Instructure Holdings, Inc. *(d) 104 2,811
Intapp, Inc. * 100 2,898
InterDigital, Inc. 2,088 146,056
Intuit, Inc. 15,428 6,520,953
Jamf Holding Corp. *(d) 3,450 68,552
JFrog Ltd. * 410 10,541
KnowBe4, Inc., Class A * 4,130 102,796
Latch, Inc. * 647 595
LivePerson, Inc. * 3,622 46,651
LiveRamp Holdings, Inc. * 4,023 107,655
LiveVox Holdings, Inc. * 82 239
Manhattan Associates, Inc. * 3,405 443,876
Marathon Digital Holdings,
Inc. *(d) 5,719 41,234
Matterport, Inc. *(d) 16,120 56,742
MeridianLink, Inc. *(d) 111 1,763
Microsoft Corp. 421,145 104,363,942
MicroStrategy, Inc.,
Class A *(d) 470 118,313
Mitek Systems, Inc. *(d) 4,512 44,488
Model N, Inc. *(d) 2,926 116,045
Momentive Global, Inc. * 7,257 55,951
N-able, Inc. *(d) 1,175 12,067
nCino, Inc. *(d) 3,553 101,616
NCR Corp. *(d) 6,787 186,100
New Relic, Inc. * 2,884 176,068
NextNav, Inc. *(d) 271 802
Nutanix, Inc., Class A * 13,589 378,725
Olo, Inc., Class A *(d) 6,915 55,458
ON24, Inc. * 942 8,742
OneSpan, Inc. * 1,319 18,215
Oracle Corp. 85,567 7,569,257
PagerDuty, Inc. *(d) 5,202 154,968
Palantir Technologies, Inc.,
Class A * 106,362 827,496
Palo Alto Networks, Inc. *(d) 16,879 2,677,685
Common Stocks
Shares Value ($)
Software
Paycom Software, Inc. * 2,864 927,764
Paycor HCM, Inc. * 2,462 61,821
Paylocity Holding Corp. * 2,249 468,444
Pegasystems, Inc. 2,242 87,169
PowerSchool Holdings, Inc.,
Class A *(d) 1,666 37,518
Procore Technologies, Inc. *(d) 4,493 251,383
Progress Software Corp. 1,647 87,357
PROS Holdings, Inc. * 2,676 67,435
PTC, Inc. * 6,176 833,019
Q2 Holdings, Inc. * 3,222 105,424
Qualtrics International, Inc.,
Class A *(d) 662 10,440
Qualys, Inc. * 1,876 216,415
Rapid7, Inc. *(d) 3,090 123,198
Rimini Street, Inc. * 952 4,284
RingCentral, Inc., Class A * 4,296 167,673
Riot Platforms, Inc. *(d) 4,838 30,334
Roper Technologies, Inc. 5,938 2,534,042
Salesforce, Inc. * 54,847 9,212,651
Samsara, Inc., Class A * 3,654 49,841
Sapiens International Corp.
NV 1,095 24,813
SecureWorks Corp., Class A * 263 2,109
SEMrush Holdings, Inc.,
Class A * 184 1,798
SentinelOne, Inc., Class A *(d) 11,617 175,301
ServiceNow, Inc. * 11,222 5,107,469
ShotSpotter, Inc. * 326 12,567
Smartsheet, Inc., Class A * 6,910 298,581
Smith Micro Software, Inc. * 321 1,043
SolarWinds Corp. * 1,058 10,749
SoundHound AI, Inc. * 721 1,435
Splunk, Inc. * 9,116 873,039
Sprinklr, Inc., Class A * 615 6,113
Sprout Social, Inc.,
Class A *(d) 2,479 158,582
SPS Commerce, Inc. * 1,870 254,470
Sumo Logic, Inc. * 2,822 33,384
Synopsys, Inc. * 8,581 3,035,529
Telos Corp. * 1,405 6,814
Tenable Holdings, Inc. * 5,621 226,133
Teradata Corp. * 5,998 209,210
Terawulf, Inc. * 165 161
Tyler Technologies, Inc. * 2,304 743,662
UiPath, Inc., Class A * 19,665 302,054
Unity Software, Inc. *(d) 14,066 499,624
Upland Software, Inc. * 1,048 9,149
Varonis Systems, Inc. * 5,886 152,094
Verint Systems, Inc. * 3,872 147,020
Veritone, Inc. * 1,084 9,160
Vertex, Inc., Class A * 226 3,051
Viant Technology, Inc.,
Class A * 763 3,464
VMware, Inc., Class A * 11,817 1,447,228
Weave Communications, Inc. * 201 1,045
WM Technology, Inc. * 461 581
Workday, Inc., Class A * 11,079 2,010,063
Workiva, Inc. *(d) 2,582 223,420
Xperi, Inc. * 1,056 10,930
Yext, Inc. * 3,770 26,202

58 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Zeta Global Holdings Corp.,
Class A * 7,670 69,644
Zoom Video Communications,
Inc., Class A * 13,967 1,047,525
Zscaler, Inc. * 4,613 572,750
Zuora, Inc., Class A * 7,338 58,117
191,494,528
Specialty Retail 1.2%
Aaron's Co., Inc. (The) 1,278 18,723
Abercrombie & Fitch Co.,
Class A * 3,621 104,864
Academy Sports & Outdoors,
Inc. 4,354 254,361
Advance Auto Parts, Inc. 3,482 530,239
American Eagle Outfitters,
Inc. (d) 8,806 142,129
America's Car-Mart, Inc. * 243 20,932
Arhaus, Inc. * 131 1,854
Arko Corp. 3,903 32,746
Asbury Automotive Group,
Inc. *(d) 1,171 257,620
AutoNation, Inc. *(d) 1,892 239,754
AutoZone, Inc. * 1,065 2,597,375
Barnes & Noble Education,
Inc. * 214 494
Bath & Body Works, Inc. 13,229 608,666
Bed Bath & Beyond, Inc. *(d) 6,583 18,564
Best Buy Co., Inc. 11,280 1,000,762
Big 5 Sporting Goods Corp. 1,629 16,274
Boot Barn Holdings, Inc. * 1,638 136,757
Buckle, Inc. (The) 1,864 82,016
Burlington Stores, Inc. *(d) 3,692 848,532
Caleres, Inc. 1,514 39,394
Camping World Holdings, Inc.,
Class A (d) 2,959 75,188
CarMax, Inc. *(d) 8,687 611,999
Carvana Co. *(d) 4,127 41,972
Cato Corp. (The), Class A 932 9,264
Chico's FAS, Inc. * 4,874 25,686
Children's Place, Inc. (The) * 298 13,520
Citi Trends, Inc. * 348 10,955
Conn's, Inc. * 680 6,399
Container Store Group, Inc.
(The) * 874 4,553
Designer Brands, Inc., Class A 4,219 43,498
Destination XL Group, Inc. * 320 2,282
Dick's Sporting Goods, Inc. 2,719 355,536
EVgo, Inc. *(d) 3,818 26,306
Five Below, Inc. *(d) 2,951 581,731
Floor & Decor Holdings, Inc.,
Class A *(d) 5,927 537,994
Foot Locker, Inc. (d) 4,502 195,882
GameStop Corp., Class A *(d) 15,888 347,470
Gap, Inc. (The) (d) 11,737 159,271
Genesco, Inc. * 490 23,662
Group 1 Automotive, Inc. (d) 711 152,047
GrowGeneration Corp. *(d) 1,958 10,103
Guess?, Inc. (d) 1,712 39,667
Haverty Furniture Cos., Inc. 716 25,003
Hibbett, Inc. 924 61,317
Home Depot, Inc. (The) (d) 57,708 18,707,202
Common Stocks
Shares Value ($)
Specialty Retail
JOANN, Inc. 79 310
Leslie's, Inc. * 7,553 116,996
Lithia Motors, Inc., Class A (d) 1,458 383,746
LL Flooring Holdings, Inc. * 1,180 7,151
Lowe's Cos., Inc. 34,907 7,269,383
MarineMax, Inc. * 833 26,031
Monro, Inc. 2,188 111,369
Murphy USA, Inc. (d) 1,172 318,819
National Vision Holdings,
Inc. *(d) 4,313 177,264
Nitori Holdings Co. Ltd. 51,000 6,760,050
ODP Corp. (The) * 2,811 145,048
OneWater Marine, Inc.,
Class A *(d) 236 7,727
O'Reilly Automotive, Inc. * 3,766 2,983,990
Penske Automotive Group,
Inc. (d) 1,465 187,256
Petco Health & Wellness Co.,
Inc. * 4,394 51,366
Rent-A-Center, Inc. (d) 3,524 94,760
RH * 1,142 356,293
Ross Stores, Inc. 19,059 2,252,583
Sally Beauty Holdings,
Inc. *(d) 6,164 96,035
Shimamura Co. Ltd. 7,900 741,064
Shoe Carnival, Inc. 860 23,487
Signet Jewelers Ltd. 2,757 211,765
Sleep Number Corp. *(d) 711 24,444
Sonic Automotive, Inc.,
Class A (d) 846 45,439
Sportsman's Warehouse
Holdings, Inc. * 1,654 15,597
Tilly's, Inc., Class A * 870 7,708
TJX Cos., Inc. (The) 66,545 5,447,374
Tractor Supply Co. 6,231 1,420,606
TravelCenters of America,
Inc. * 1,370 62,362
Ulta Beauty, Inc. * 2,807 1,442,686
Urban Outfitters, Inc. * 4,173 114,298
Victoria's Secret & Co. * 4,821 203,205
Volta, Inc. * 694 596
Vroom, Inc. * 778 895
Warby Parker, Inc.,
Class A *(d) 5,607 90,553
Williams-Sonoma, Inc. (d) 3,946 532,473
Winmark Corp. 113 31,730
Zumiez, Inc. *(d) 1,481 38,254
60,821,276
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. 849,947 122,638,853
Avid Technology, Inc. * 1,305 39,554
Corsair Gaming, Inc. * 1,349 21,220
CPI Card Group, Inc. * 27 989
Dell Technologies, Inc.,
Class C 15,379 624,695
Diebold Nixdorf, Inc. *(d) 2,390 5,712
Eastman Kodak Co. *(d) 837 3,021
Hewlett Packard Enterprise
Co. (d) 76,011 1,226,057
HP, Inc. (d) 57,127 1,664,681
IonQ, Inc. *(d) 10,927 48,516

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Logitech International SA
(Registered) 360 21,013
NetApp, Inc. 12,533 830,061
Pure Storage, Inc.,
Class A *(d) 18,051 522,396
Quantum Corp. * 614 1,099
Stratasys Ltd. * 427 6,119
Super Micro Computer,
Inc. *(d) 2,363 170,916
Turtle Beach Corp. * 474 4,503
Western Digital Corp. * 17,811 782,793
Xerox Holdings Corp. 7,936 129,992
128,742,190
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Inc., Class A *(d) 723 1,988
Asics Corp. 237,500 5,661,755
Capri Holdings Ltd. * 7,332 487,505
Carter's, Inc. (d) 2,332 194,419
Columbia Sportswear Co. 2,040 195,636
Crocs, Inc. * 3,336 406,225
Deckers Outdoor Corp. * 1,463 625,403
Fossil Group, Inc. * 1,949 11,070
G-III Apparel Group Ltd. * 1,773 29,999
Hanesbrands, Inc. (d) 18,498 156,123
Kontoor Brands, Inc. (d) 2,878 137,453
Levi Strauss & Co., Class A (d) 559 10,286
Lululemon Athletica, Inc. * 6,339 1,945,312
Movado Group, Inc. 683 24,151
NIKE, Inc., Class B 68,483 8,719,940
Oxford Industries, Inc. (d) 893 104,677
PLBY Group, Inc. * 205 599
PVH Corp. 3,852 346,295
Ralph Lauren Corp. (d) 2,115 261,943
Rocky Brands, Inc. 205 6,453
Skechers USA, Inc., Class A * 7,689 370,225
Steven Madden Ltd. 4,576 164,050
Superior Group of Cos., Inc. 405 4,832
Tapestry, Inc. (d) 13,084 596,238
Under Armour, Inc., Class A * 31,310 358,721
Unifi, Inc. * 614 5,250
Vera Bradley, Inc. * 144 857
VF Corp. (d) 20,221 625,638
Wolverine World Wide, Inc. 4,523 72,956
21,525,999
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 4,148 199,602
Blue Foundry Bancorp * 164 1,948
Bridgewater Bancshares, Inc. * 1,002 15,591
Capitol Federal Financial,
Inc. (d) 4,009 33,555
Columbia Financial, Inc. *(d) 2,335 46,350
Enact Holdings, Inc. (d) 192 4,829
Essent Group Ltd. 6,617 291,347
Federal Agricultural Mortgage
Corp., Class C 606 80,580
Finance of America Cos., Inc.,
Class A *(d) 4,182 7,360
Greene County Bancorp, Inc. 22 1,077
Hingham Institution for
Savings (d) 65 19,002
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Home Bancorp, Inc. 329 12,634
Kearny Financial Corp. 9,698 90,967
Luther Burbank Corp. 1,198 14,065
Merchants Bancorp 521 14,989
MGIC Investment Corp. 15,801 223,110
Mr. Cooper Group, Inc. *(d) 4,170 191,778
New York Community
Bancorp, Inc. 38,025 379,870
NMI Holdings, Inc.,
Class A *(d) 5,762 133,851
Northfield Bancorp, Inc. 10,129 151,429
PennyMac Financial Services,
Inc. (d) 1,607 108,344
Pioneer Bancorp, Inc. * 404 4,545
Provident Bancorp, Inc. 349 3,148
Provident Financial Services,
Inc. 1,352 31,718
Radian Group, Inc. 26,649 588,943
Rocket Cos., Inc., Class A (d) 7,788 73,285
Southern Missouri Bancorp,
Inc. (d) 351 16,995
Sterling Bancorp, Inc. * 103 627
TFS Financial Corp. 5,305 75,596
TrustCo Bank Corp. 119 4,273
UWM Holdings Corp. (d) 5,329 24,407
Velocity Financial, Inc. * 125 1,261
Walker & Dunlop, Inc. (d) 1,675 159,762
Waterstone Financial, Inc. 3,932 63,305
WSFS Financial Corp. 1,421 68,649
3,138,792
Tobacco 0.3%
22nd Century Group, Inc. *(d) 8,825 9,707
Altria Group, Inc. 100,464 4,524,899
Philip Morris International, Inc. 86,570 9,024,057
Turning Point Brands, Inc. 396 9,191
Universal Corp. 962 52,304
Vector Group Ltd. 9,895 128,140
13,748,298
Trading Companies & Distributors 0.2%
Air Lease Corp. 5,801 260,871
Alta Equipment Group, Inc. 689 11,679
Applied Industrial
Technologies, Inc. 2,108 301,887
Beacon Roofing Supply,
Inc. *(d) 3,159 179,684
BlueLinx Holdings, Inc. *(d) 325 28,216
Boise Cascade Co. 2,209 165,609
Core & Main, Inc., Class A * 2,796 61,708
Custom Truck One Source,
Inc. *(d) 824 5,834
Distribution Solutions Group,
Inc. * 275 11,357
DXP Enterprises, Inc. * 644 19,513
EVI Industries, Inc. * 33 672
Fastenal Co. 33,259 1,681,242
Ferguson plc 8,793 1,251,596
GATX Corp. (d) 1,881 215,280
Global Industrial Co. 578 15,196
GMS, Inc. * 2,757 163,545
H&E Equipment Services, Inc. 1,249 63,562

60 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Herc Holdings, Inc. 1,353 210,148
Hudson Technologies, Inc. * 248 2,532
Karat Packaging, Inc. 37 556
McGrath RentCorp (d) 1,680 167,227
MRC Global, Inc. * 3,218 43,765
MSC Industrial Direct Co.,
Inc., Class A 2,859 236,439
NOW, Inc. * 9,397 131,934
Rush Enterprises, Inc.,
Class A 1,851 100,588
SiteOne Landscape Supply,
Inc. *(d) 2,451 371,351
Textainer Group Holdings Ltd. 2,376 80,546
Titan Machinery, Inc. * 773 33,966
Transcat, Inc. *(d) 257 21,465
Triton International Ltd. 3,344 236,220
United Rentals, Inc. *(d) 3,775 1,664,586
Univar Solutions, Inc. *(d) 9,381 323,457
Veritiv Corp. 856 107,034
Watsco, Inc. (d) 1,921 552,038
WESCO International, Inc. * 2,434 362,690
WW Grainger, Inc. 2,487 1,466,037
10,550,030
Transportation Infrastructure 0.0%
†
Atlas Corp. 548 8,116
Water Utilities 0.1%
American States Water Co. (d) 2,303 216,874
American Water Works Co.,
Inc. (d) 10,432 1,632,504
Artesian Resources Corp.,
Class A (d) 303 17,847
California Water Service
Group (d) 3,336 204,063
Essential Utilities, Inc. 13,176 615,714
Global Water Resources, Inc. 434 6,176
Middlesex Water Co. 114 9,560
Pure Cycle Corp. * 796 7,140
SJW Group (d) 1,445 111,857
York Water Co. (The) 505 22,952
2,844,687
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 1,489 24,970
KORE Group Holdings, Inc. * 262 655
Shenandoah
Telecommunications Co. (d) 3,698 72,296
SoftBank Group Corp. 40,300 1,920,841
Telephone & Data Systems,
Inc. (d) 3,700 49,469
T-Mobile US, Inc. * 33,986 5,074,450
United States Cellular
Corp. *(d) 600 14,676
7,157,357
Total Common Stocks
(cost $2,113,166,959)
2,403,999,240
Corporate Bonds 13.7%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.3%
Boeing Co. (The) ,
1.43%, 2/4/2024 2,460,000 2,370,899
4.88%, 5/1/2025 5,710,000 5,710,196
2.75%, 2/1/2026 1,210,000 1,140,802
Northrop Grumman Corp. ,
2.93%, 1/15/2025 6,910,000 6,683,838
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 145,498
16,051,233
Automobiles 0.3%
Ford Motor Co. ,
3.25%, 2/12/2032 9,300,000 7,381,104
General Motors Co. ,
6.13%, 10/1/2025 1,950,000 1,999,734
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a) 470,000 445,582
2.00%, 3/9/2026(a) 530,000 469,976
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 4,960,000 4,881,133
15,177,529
Banks 3.4%
Banco Santander SA ,
2.75%, 5/28/2025 3,400,000 3,205,826
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 2,600,000 2,477,241
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 5.56%, 3/5/2024(e) 2,000,000 2,000,801
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 2,570,000 2,554,591
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 170,000 166,949
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 6,070,000 5,559,612
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 4,360,000 3,906,616
Bank of Montreal ,
2.50%, 6/28/2024 2,920,000 2,820,489
1.85%, 5/1/2025(d) 6,270,000 5,883,766
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025(d) 1,470,000 1,427,462
1.30%, 6/11/2025 3,410,000 3,148,706
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,316,302
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 4,130,000 3,850,384
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.12%, 1/13/2029(a)(e) 2,860,000 2,883,850
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 1,500,000 1,485,184

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,770,000 5,704,781
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 5,420,000 5,197,441
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 2,940,000 2,619,423
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 3,660,000 3,259,289
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 3,340,000 3,039,679
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(d)(e) 4,980,000 4,722,070
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 7,560,000 6,981,575
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 4,380,000 4,273,368
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 5,040,000 4,456,503
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,357,652
(ICE LIBOR USD 3
Month + 1.00%), 5.67%,
5/18/2024(d)(e) 4,420,000 4,424,318
(SOFR + 0.71%), 0.98%,
5/24/2025(d)(e) 1,320,000 1,239,784
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 5,520,000 5,453,964
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 11,790,000 11,072,596
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 2,270,000 2,040,143
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 2,490,000 2,438,697
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(d)(e) 650,000 632,148
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
4.08%, 4/19/2028(e) 370,000 356,367
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 4,150,000 3,924,776
Royal Bank of Canada ,
3.38%, 4/14/2025 2,730,000 2,661,516
1.15%, 6/10/2025 2,100,000 1,937,038
1.15%, 7/14/2026 3,670,000 3,279,257
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 1,960,000 1,719,991
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 5.59%,
10/16/2023(e) 4,320,000 4,329,030
Swedbank AB ,
3.36%, 4/4/2025(a) 4,030,000 3,883,742
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 4,060,000 4,000,286
1.15%, 6/12/2025 360,000 331,187
1.20%, 6/3/2026(d) 3,930,000 3,505,840
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 2,110,000 1,825,043
US Bancorp ,
1.45%, 5/12/2025 4,580,000 4,285,154
Wells Fargo & Co. ,
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 2,320,000 2,292,717
(SOFR + 1.32%), 3.91%,
4/25/2026(d)(e) 4,200,000 4,103,274
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 5,030,000 4,731,986
Westpac Banking Corp. ,
1.15%, 6/3/2026 2,160,000 1,934,100
168,702,514
Beverages 0.1%
Constellation Brands, Inc. ,
3.60%, 5/9/2024 960,000 946,151
5.00%, 2/2/2026 1,310,000 1,311,287
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 732,579
2,990,017
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 992,620
3.80%, 3/15/2025 2,250,000 2,206,801
2.95%, 11/21/2026 8,650,000 8,185,755
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,720,000 1,697,818
13,082,994
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025(d) 473,000 449,034
Capital Markets 1.1%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 3,610,000 3,378,777

62 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 3,120,000 2,804,546
Credit Suisse AG ,
3.63%, 9/9/2024 4,740,000 4,522,951
7.95%, 1/9/2025 760,000 778,510
2.95%, 4/9/2025 4,310,000 3,979,603
7.50%, 2/15/2028 1,420,000 1,489,971
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 2,510,000 2,436,515
3.75%, 5/22/2025 14,700,000 14,357,025
Morgan Stanley ,
(SOFR + 0.46%), 4.76%,
1/25/2024(e) 4,040,000 4,036,037
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 7,020,000 6,893,031
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,181,941
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 2,880,000 2,569,619
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 1,010,000 994,985
52,423,511
Chemicals 0.2%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 2,670,000 2,376,300
OCP SA ,
Reg. S, 4.50%,
10/22/2025(d) 3,840,000 3,734,339
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 2,590,000 2,292,935
4.00%, 10/4/2027(a) 1,740,000 1,625,247
2.88%, 5/11/2031(a) 750,000 605,130
10,633,951
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 3,240,000 2,914,708
American Express Co. ,
3.38%, 5/3/2024 2,220,000 2,181,791
3.95%, 8/1/2025 6,740,000 6,636,503
4.05%, 5/3/2029(d) 390,000 380,914
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,611,151
13,725,067
Diversified Financial Services 0.1%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 5,180,000 4,647,769
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 5.05%,
11/13/2023(d)(e) 1,210,000 1,212,470
2.88%, 5/10/2026 1,130,000 1,078,180
6,938,419
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.4%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,195,962
4.25%, 2/1/2031(a) 1,200,000 999,660
Verizon Communications, Inc. ,
2.63%, 8/15/2026 2,760,000 2,591,666
2.10%, 3/22/2028 5,780,000 5,154,641
2.36%, 3/15/2032 7,841,000 6,459,453
17,401,382
Electric Utilities 0.4%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 4,240,000 4,083,968
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 2,150,000 2,144,840
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 4,070,000 3,994,880
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 3,080,000 3,110,184
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 5,500,000 5,356,338
18,690,210
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 3,740,000 3,606,448
3.76%, 3/15/2027(a) 2,020,000 1,893,178
5,499,626
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a)(d) 1,520,000 1,518,558
Mondelez International, Inc. ,
1.50%, 5/4/2025 1,520,000 1,420,807
2,939,365
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson and Co. ,
3.36%, 6/6/2024 794,000 778,124
3.73%, 12/15/2024 566,000 555,877
1,334,001
Health Care Providers & Services 0.7%
Cigna Corp. ,
3.75%, 7/15/2023 12,000 11,934
(ICE LIBOR USD 3
Month + 0.89%), 5.68%,
7/15/2023(d)(e) 8,250,000 8,270,453
3.25%, 4/15/2025 1,010,000 981,053
4.13%, 11/15/2025 8,580,000 8,482,892
CVS Health Corp. ,
3.88%, 7/20/2025 11,050,000 10,825,019
Elevance Health, Inc. ,
4.90%, 2/8/2026 4,260,000 4,263,904
Humana, Inc. ,
4.50%, 4/1/2025 260,000 259,117
UnitedHealth Group, Inc. ,
3.50%, 6/15/2023 120,000 119,425
1.15%, 5/15/2026 890,000 805,690
3.70%, 5/15/2027(d) 2,800,000 2,753,321
36,772,808

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 2,600,000 2,434,358
3.50%, 8/18/2026 1,815,000 1,691,010
McDonald's Corp. ,
3.30%, 7/1/2025 3,390,000 3,299,414
1.45%, 9/1/2025 240,000 222,259
3.70%, 1/30/2026 4,270,000 4,201,141
11,848,182
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 4.95%,
2/14/2024(e) 5,690,000 5,684,226
Honeywell International, Inc. ,
1.10%, 3/1/2027 1,850,000 1,642,361
7,326,587
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 134,000 127,519
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 137,173
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 4,980,000 4,910,983
4.15%, 8/26/2025(a) 580,000 572,616
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 274,639
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 830,000 761,450
6,784,380
Interactive Media & Services 0.0%
†
Tencent Holdings Ltd. ,
3.84%, 4/22/2051(a) 1,020,000 780,589
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
3.30%, 4/13/2027 980,000 947,754
1.20%, 6/3/2027 5,290,000 4,669,703
eBay, Inc. ,
1.40%, 5/10/2026(d) 3,410,000 3,073,970
Prosus NV ,
3.06%, 7/13/2031(a) 3,530,000 2,825,490
11,516,917
IT Services 0.2%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(d) 1,970,000 1,754,991
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 8,630,000 8,073,974
9,828,965
Media 0.7%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 6.09%, 2/1/2024(e) 9,830,000 9,902,892
4.91%, 7/23/2025 3,780,000 3,760,572
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 5.42%,
4/15/2024(d)(e) 7,620,000 7,638,323
3.95%, 10/15/2025 4,010,000 3,952,245
4.15%, 10/15/2028 820,000 812,576
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 155,247
4.50%, 11/15/2031(a) 3,000,000 2,209,440
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 129,281
5.75%, 12/1/2028(a) 2,130,000 1,742,729
Fox Corp. ,
3.05%, 4/7/2025 5,600,000 5,395,835
3.50%, 4/8/2030(d) 430,000 393,670
36,092,810
Metals & Mining 0.2%
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024 2,980,000 2,944,725
Glencore Funding LLC ,
4.13%, 5/30/2023(a) 440,000 438,546
4.13%, 3/12/2024(a) 2,970,000 2,935,018
Southern Copper Corp. ,
3.88%, 4/23/2025 3,270,000 3,183,378
Vale Overseas Ltd. ,
6.88%, 11/21/2036 380,000 416,133
9,917,800
Oil, Gas & Consumable Fuels 2.1%
Continental Resources, Inc. ,
4.50%, 4/15/2023 8,550,000 8,528,168
3.80%, 6/1/2024 2,840,000 2,783,522
2.27%, 11/15/2026(a) 820,000 728,840
Coterra Energy, Inc. ,
3.90%, 5/15/2027 1,640,000 1,574,083
Devon Energy Corp. ,
5.25%, 9/15/2024 1,680,000 1,680,083
5.85%, 12/15/2025 7,530,000 7,726,773
5.25%, 10/15/2027 2,480,000 2,498,744
Ecopetrol SA ,
5.88%, 9/18/2023 1,420,000 1,419,709
5.38%, 6/26/2026 2,440,000 2,357,772
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,154,059
4.50%, 4/15/2024 1,090,000 1,080,986
2.90%, 5/15/2025 6,120,000 5,838,627
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 1,570,000 1,552,938
3.75%, 2/15/2025 1,930,000 1,898,907
3.70%, 2/15/2026 180,000 175,982
4.15%, 10/16/2028 2,520,000 2,460,747
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 3,000,000 2,946,030
EQT Corp. ,
6.13%, 2/1/2025(c) 3,300,000 3,332,406
3.13%, 5/15/2026(a) 955,000 893,040
3.90%, 10/1/2027 3,230,000 3,064,236
5.00%, 1/15/2029 70,000 67,856

64 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 870,000 852,637
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 5,320,000 5,281,012
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(d) 2,190,000 2,166,391
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 2,600,000 1,873,625
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,422,900
MPLX LP ,
4.00%, 2/15/2025 250,000 244,480
4.88%, 6/1/2025 2,890,000 2,882,443
1.75%, 3/1/2026(d) 2,550,000 2,322,269
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,559,765
3.00%, 2/15/2027 264,000 242,689
Petrobras Global Finance BV ,
5.30%, 1/27/2025 270,000 269,149
5.75%, 2/1/2029 1,100,000 1,083,610
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 3,560,000 2,714,500
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,410,012
1.13%, 1/15/2026(d) 8,520,000 7,706,718
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 3,290,000 3,272,778
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 4,710,000 5,085,434
Western Midstream Operating
LP ,
3.95%, 6/1/2025 1,240,000 1,184,200
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 1,840,000 1,823,259
4.55%, 6/24/2024 2,110,000 2,105,937
101,267,316
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 3,480,000 3,508,073
Personal Products 0.0%
†
GSK Consumer Healthcare
Capital UK plc ,
3.13%, 3/24/2025 2,070,000 1,991,082
Pharmaceuticals 0.4%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 2,930,000 2,646,768
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 5.31%,
8/17/2023(e) 3,976,000 3,981,930
Merck & Co., Inc. ,
1.45%, 6/24/2030 260,000 215,453
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
0.80%, 5/28/2025 4,270,000 3,943,194
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,570,000 4,509,036
3.15%, 10/1/2026 650,000 583,167
4.75%, 5/9/2027 2,500,000 2,321,875
5.13%, 5/9/2029 300,000 276,656
18,478,079
Road & Rail 0.1%
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026(d) 5,450,000 4,933,438
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
3.15%, 11/15/2025 3,590,000 3,432,071
3.14%, 11/15/2035(a) 3,440,000 2,670,665
Intel Corp. ,
1.60%, 8/12/2028 4,500,000 3,918,478
Microchip Technology, Inc. ,
0.98%, 9/1/2024 2,100,000 1,966,649
NXP BV ,
2.70%, 5/1/2025 7,010,000 6,667,787
Texas Instruments, Inc. ,
1.75%, 5/4/2030 1,020,000 867,331
TSMC Arizona Corp. ,
1.75%, 10/25/2026 2,540,000 2,299,288
21,822,269
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,970,000 2,831,764
Workday, Inc. ,
3.50%, 4/1/2027(d) 3,190,000 3,052,969
5,884,733
Specialty Retail 0.1%
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 20,000 18,714
2.88%, 4/15/2027 800,000 759,173
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 1,280,000 1,206,553
1.70%, 9/15/2028 2,820,000 2,430,850
4,415,290
Thrifts & Mortgage Finance 0.1%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 5,010,000 4,790,290
Tobacco 0.3%
Altria Group, Inc. ,
2.35%, 5/6/2025 3,430,000 3,257,494
4.40%, 2/14/2026 436,000 434,174
2.63%, 9/16/2026 4,270,000 3,977,113
BAT International Finance plc ,
1.67%, 3/25/2026(d) 4,510,000 4,070,594
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,396,865
1.50%, 5/1/2025(d) 260,000 243,264

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
0.88%, 5/1/2026 2,570,000 2,291,547
16,671,051
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
0.70%, 2/15/2024 3,750,000 3,576,799
3.38%, 7/1/2025 260,000 248,597
1.88%, 8/15/2026 1,480,000 1,318,953
5.30%, 2/1/2028 780,000 778,708
5,923,057
Transportation Infrastructure 0.1%
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 3,850,000 3,891,303
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 5,690,000 5,525,243
3.50%, 4/15/2031 2,570,000 2,299,764
7,825,007
Total Corporate Bonds
(cost $723,495,917)
678,308,879
Exchange Traded Funds 2.3%
Shares
Debt Funds 0.6%
iShares iBoxx High Yield
Corporate Bond ETF(d) 24,081 1,838,103
Vanguard Intermediate-Term
Corporate Bond ETF 284,775 23,006,972
Vanguard Intermediate-Term
Treasury ETF 65,885 3,944,535
Vanguard Long-Term Treasury
ETF(d) 15,474 1,021,593
29,811,203
Equity Funds 1.7%
Invesco QQQ Trust(d) 21,256 6,262,443
iShares Core S&P 500 ETF 34,044 13,900,506
iShares Russell 1000 ETF(d) 104,367 23,430,392
Materials Select Sector SPDR
Fund 14,950 1,265,517
Vanguard High Dividend Yield
ETF(d) 77,585 8,594,090
Vanguard Russell 1000(d) 126,086 23,426,779
Vanguard Small-Cap ETF(d) 37,167 7,514,424
84,394,151
Total Exchange Traded Funds
(cost $116,122,632)
114,205,354
Foreign Government Securities 0.5%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 103,130 35,134
0.50%, 7/9/2030(c) 2,368,200 844,336
Foreign Government Securities
Principal
Amount ($) Value ($)
Provincia de Buenos Aires,
5.25%, 9/1/2037(a)(c) 891,247 352,232
1,231,702
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032(d) 2,260,000 1,662,667
MEXICO 0.2%
Mex Bonos Desarr Fix Rt,
5.75%, 3/5/2026 MXN 38,220,000 1,838,144
8.00%, 11/7/2047 53,130,000 2,599,351
United Mexican States,
3.50%, 2/12/2034 7,940,000 6,672,471
11,109,966
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 4,040,000 3,852,866
RUSSIA 0.0%
†
Russian Federation,
6.90%, 5/23/2029^(f) RUB 334,155,000 713,892
7.65%, 4/10/2030^(f) 144,850,000 309,459
7.25%, 5/10/2034^(f) 2,250,000 4,807
1,028,158
SENEGAL 0.1%
Republic of Senegal,
Reg. S, 6.25%,
7/30/2024(d) 1,100,000 1,079,243
6.25%, 5/23/2033(a) 740,000 638,176
1,717,419
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 1/23/2031 1,180,000 1,176,515
5.75%, 10/28/2034 4,290,000 4,745,543
5,922,058
Total Foreign Government Securities
(cost $34,376,862)
26,524,836
Mortgage-Backed Securities 2.5%
FHLMC UMBS Pool
Pool# RA3913
2.50%, 11/1/2050 228,675 204,964
Pool# RA4349
2.50%, 1/1/2051 483,863 428,871
Pool# SD7534
2.50%, 2/1/2051 4,491,395 4,040,744
Pool# RA4532
2.50%, 2/1/2051 455,100 402,310
Pool# SD8129
2.50%, 2/1/2051 272,481 240,792
Pool# RA5921
2.50%, 9/1/2051 260,258 228,287
Pool# QC7411
2.50%, 9/1/2051 90,889 80,952
Pool# QD1954
3.00%, 11/1/2051 189,127 172,076

66 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QD2260
3.00%, 12/1/2051 91,173 83,067
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 19,129 18,544
Pool# AN5386
3.25%, 5/1/2029 19,484 18,673
Pool# AM8700
2.93%, 6/1/2030 19,013 17,806
Pool# BM6898
2.15%, 2/1/2032(b) 59,769 51,401
Pool# BL5547
2.68%, 1/1/2035 300,000 258,261
Pool# BM6224
2.79%, 1/1/2035(b) 729,387 651,858
Pool# BL5767
2.68%, 2/1/2035 200,000 171,800
Pool# BF0301
4.50%, 8/1/2058 317,245 315,646
Pool# BF0546
2.50%, 7/1/2061 13,908,837 11,933,217
FNMA UMBS Pool
Pool# FS1248
3.00%, 2/1/2047 1,156,548 1,087,782
Pool# BK2620
2.50%, 6/1/2050 66,578 58,916
Pool# CA7257
2.50%, 10/1/2050 158,071 141,142
Pool# FM5313
2.50%, 10/1/2050 85,167 75,610
Pool# CA8955
2.50%, 2/1/2051 438,517 388,699
Pool# FS1631
2.50%, 2/1/2051 281,433 248,635
Pool# FS1111
2.50%, 5/1/2051 367,970 324,817
Pool# FM9195
2.50%, 10/1/2051 362,166 317,609
Pool# BU3608
3.00%, 11/1/2051 163,119 148,413
Pool# FS1107
2.50%, 12/1/2051 270,171 239,385
Pool# CB2442
3.50%, 12/1/2051 695,300 657,005
Pool# FS0439
2.50%, 1/1/2052 369,845 326,422
Pool# FS0551
2.50%, 2/1/2052 93,502 83,145
Pool# FS0736
2.50%, 3/1/2052 92,739 82,038
Pool# BV5395
3.50%, 4/1/2052 1,023,012 970,831
Pool# CB3833
3.00%, 6/1/2052 676,224 616,333
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
5.50%, 3/25/2053 2,300,000 2,335,218
6.00%, 3/25/2053 900,000 923,133
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2053 20,800,000 17,481,750
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 2/25/2053 15,700,000 13,745,316
3.00%, 2/25/2053 11,100,000 10,081,922
3.50%, 2/25/2053 6,500,000 6,095,391
4.00%, 2/25/2053 8,000,000 7,725,000
4.50%, 2/25/2053 5,200,000 5,135,000
5.00%, 2/25/2053 3,700,000 3,713,586
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 52,521
49,703
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 83,173 79,953
Pool# 784985
3.50%, 9/20/2048 51,767 49,593
Pool# BS1728
4.00%, 1/20/2050 42,967 42,904
Pool# BM7534
3.50%, 2/20/2050 61,044 57,723
Pool# BS1742
4.00%, 2/20/2050 34,328 34,199
Pool# BS1757
4.00%, 3/20/2050 30,060 30,016
Pool# BS8420
4.00%, 4/20/2050 140,227 140,020
Pool# 785221
2.00%, 12/20/2050 241,796 207,891
Pool# 785218
2.00%, 12/20/2050 237,090 203,428
Pool# 785219
2.00%, 12/20/2050 234,015 200,182
Pool# 785220
2.00%, 12/20/2050 165,933 142,753
Pool# BT1888
2.50%, 12/20/2050 248,196 221,233
Pool# BS8546
2.50%, 12/20/2050 149,833 130,928
Pool# CD8312
2.50%, 5/20/2051 160,134 140,338
Pool# MA7590
3.00%, 9/20/2051 584,370 539,196
Pool# 786082
3.00%, 11/20/2051 94,326 87,019
Pool# BZ4383
3.00%, 1/20/2052 136,182 128,621
Pool# 785944
3.00%, 2/20/2052 473,356 436,252
Pool# 786107
3.00%, 3/20/2052 94,201 86,874
Pool# 786077
3.00%, 3/20/2052 92,646 85,219
GNMA TBA
2.50%, 2/15/2053 7,400,000 6,595,465
3.00%, 2/15/2053 6,900,000 6,338,297
3.50%, 2/15/2053 5,900,000 5,578,142
4.00%, 2/15/2053 3,700,000 3,591,891
4.50%, 2/15/2053 3,300,000 3,276,281
5.00%, 2/15/2053 1,800,000 1,812,234
5.50%, 2/15/2053 100,000 101,617
Total Mortgage-Backed Securities
(cost $122,301,420)
122,710,339

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 67
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar 3/13/2023
at USD 97.75, American
Style, Notional Amount:
USD 50,000,000 Exchange
Traded* 200 1,250
3 Month Eurodollar 9/18/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,250,000 Exchange
Traded* 37 4,394
3 Month Eurodollar 6/17/2024
at USD 97.50, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 47,200
3 Month Eurodollar 3/18/2024
at USD 97.50, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded* 145 24,469
3 Month Eurodollar
12/18/2023 at USD 97.25,
American Style, Notional
Amount: USD 14,000,000
Exchange Traded* 56 4,550
3 Month Eurodollar 6/20/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,750,000 Exchange
Traded* 39 1,219
3 Month Eurodollar 3/13/2023
at USD 95.88, American
Style, Notional Amount:
USD 6,250,000 Exchange
Traded* 25 156
3 Month Eurodollar 9/16/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 46,125
3 Month Eurodollar 6/17/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 37,200
3 Month Eurodollar 3/18/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 24,900
3 Month Eurodollar
12/18/2023 at USD 95.00,
American Style, Notional
Amount: USD 2,250,000
Exchange Traded* 9 11,250
3 Month Eurodollar 9/18/2023
at USD 95.00, American
Style, Notional Amount:
USD 2,000,000 Exchange
Traded* 8 4,350
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month Eurodollar 6/17/2024
at USD 94.88, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 104,944
3 Month Eurodollar 3/17/2025
at USD 97.00, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 175,781
3 Month Eurodollar
12/16/2024 at USD 97.00,
American Style, Notional
Amount: USD 34,750,000
Exchange Traded* 139 170,275
3 Month Eurodollar 9/16/2024
at USD 97.00, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 78,925
3 Month Eurodollar 9/16/2024
at USD 95.00, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 106,762
3 Month Eurodollar 6/17/2024
at USD 97.00, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 34,031
3 Month Eurodollar 3/18/2024
at USD 94.75, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 145,600
3 Month Eurodollar
12/18/2023 at USD 94.75,
American Style, Notional
Amount: USD 12,750,000
Exchange Traded* 51 85,425
0
1,108,806
Total Purchased Options
(cost $2,521,655) 1,108,806
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Akouos, Inc., CVR*∞(d) 134 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Radius Health, Inc., CVR*∞ 294 24

68 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Rights
Number of
Rights Value ($)
Biotechnology
2,718
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*∞ 2,271 0
IT Services 0.0%
†
Flexion, Inc., CVR*^∞ 1,208 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Zogenix, Inc., CVR*^∞ 4,060 0
0
Total Rights
(cost $15,837) 2,718
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FFCB, 3.38%, 8/26/2024 1,860,000 1,827,965
Total U.S. Government Agency Security
(cost $1,857,547)
1,827,965
U.S. Treasury Obligations 5.6%
U.S. Treasury Bonds
1.13%, 8/15/2040 3,850,000 2,554,535
1.38%, 11/15/2040 4,960,000 3,432,281
1.88%, 2/15/2041 520,000 390,873
2.25%, 5/15/2041 980,000 781,703
4.00%, 11/15/2042 (d) 26,260,000 27,138,069
3.63%, 8/15/2043 230,000 225,068
3.13%, 8/15/2044 470,000 423,496
2.88%, 8/15/2045 570,000 490,757
3.38%, 11/15/2048 580,000 547,805
2.00%, 2/15/2050 5,500,000 3,927,988
1.25%, 5/15/2050 10,560,000 6,205,237
1.38%, 8/15/2050 12,010,000 7,281,532
1.63%, 11/15/2050 6,820,500 4,411,478
2.00%, 8/15/2051 450,000 319,060
1.88%, 11/15/2051 38,366,700 26,335,143
2.25%, 2/15/2052 30,811,000 23,149,171
2.88%, 5/15/2052 15,370,000 13,244,617
3.00%, 8/15/2052 (d) 4,660,000 4,123,372
4.00%, 11/15/2052 530,000 566,769
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (g) 8,770,000 8,661,547
U.S. Treasury Notes
0.25%, 7/31/2025 140,000 127,706
2.75%, 4/30/2027 3,270,000 3,149,930
1.25%, 3/31/2028 130,000 115,619
1.00%, 7/31/2028 230,000 200,288
1.50%, 11/30/2028 290,000 258,134
2.75%, 5/31/2029 28,459,400 27,109,802
3.25%, 6/30/2029 14,260,000 13,981,484
2.63%, 7/31/2029 7,330,000 6,926,564
4.00%, 10/31/2029 80,300,000 82,301,227
2.75%, 8/15/2032 11,050,000 10,397,359
Total U.S. Treasury Obligations
(cost $311,314,391)
278,778,614
Preferred Stock 0.0%
†
Shares Value ($)
Entertainment 0.0%
†
AMC Entertainment Holdings,
Inc. (Preference), 0.00%,
*(h) 33,987 82,249
Total Preferred Stock
(cost $76,892)
82,249
Short-Term Investments 9.6%
Principal
Amount ($)
Commercial Paper 6.5%
American Electric Power Co.,
Inc., 4.88%, 3/8/2023 33,050,000 32,891,690
American Honda Finance
Corp., 4.74%, 2/3/2023 20,400,000 20,392,110
Brookfield Infrastructure
Holdings Canada, Inc.,
5.32%, 4/13/2023 22,250,000 22,029,636
Canadian Tire Corp. Ltd.,
4.88%, 3/7/2023 15,020,000 14,946,372
Centennial Energy Holdings,
Inc., 5.68%, 2/13/2023 8,850,000 8,834,896
Constellation Energy
Generation LLC, 4.97%,
2/1/2023 33,900,000 33,895,356
Crown Castle, Inc., 5.17%,
2/8/2023(a) 14,950,000 14,933,386
Electricite de France SA,
4.98%, 2/7/2023 4,550,000 4,545,851
Enel Finance America LLC,
5.30%, 3/30/2023 6,350,000 6,295,400
Fidelity National Information
Services, Inc., 4.88%,
3/3/2023(a) 31,550,000 31,421,386
Harley-Davidson Financial
Services, Inc., 5.17%,
2/22/2023(a) 18,750,000 18,688,875
Jabil, Inc., 5.24%, 2/3/2023(a) 38,300,000 38,283,751
Parker-Hannifin Corp., 4.91%,
4/24/2023 13,130,000 12,979,412
Walgreens Boots Alliance, Inc.
5.07%, 2/13/2023(a) 14,000,000 13,975,718
4.93%, 2/14/2023 16,250,000 16,219,654
5.17%, 4/13/2023 7,750,000 7,672,779
WGL Holdings, Inc.
5.27%, 2/14/2023 2,250,000 2,245,991
5.27%, 2/15/2023 12,250,000 12,222,107
5.24%, 2/17/2023 6,900,000 6,885,054
319,359,424
U.S. Government Agency Securities 1.6%
FHLB
4.15%, 2/3/2023 4,240,000 4,238,919
4.26%, 2/15/2023 8,070,000 8,055,928
4.39%, 2/28/2023 9,480,000 9,448,146
4.40%, 3/8/2023 14,540,000 14,475,448
4.58%, 4/14/2023 6,820,000 6,756,504
FHLMC, 4.05%, 2/1/2023(i) 36,400,000 36,400,000
Total U.S. Government Agency Securities
(cost $79,381,803)
79,374,945

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 69
Short-Term Investments
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills
4.50%, 4/25/2023 2,310,000 2,286,029
4.59%, 5/11/2023 9,730,000 9,608,187
4.63%, 5/25/2023 9,580,000 9,442,953
Total U.S. Treasury Obligations
(cost $21,340,336)
21,337,169
Foreign Government Treasury Obligation
1.1%
Japan Treasury Bills, (0.16)%,
2/27/2023(i) 7,110,500,000 54,631,676
Total Short-Term Investments
(cost $470,459,418)
474,703,214
Repurchase Agreements 1.2%
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $48,543,730,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$49,514,605. (j) 48,537,959 48,537,959
Goldman Sachs & Co.
4.22%, dated 01/31/2023,
due 2/1/2023, repurchase
price $10,501,231,
collateralized by U.S.
Government Treasury
Securities, 0.88%,
maturing 9/30/2026;
total market value
$11,865,000. 10,500,000 10,500,000
Total Repurchase Agreements
(cost $59,037,959)
59,037,959
Total Investments
(cost $4,421,694,076) — 92.9%
4,603,860,287
Other assets in excess of
liabilities — 7.1% 352,784,400
NET ASSETS — 100.0%
$ 4,956,644,687
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $622,001,146 which represents 12.55% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(d) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $252,056,359, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $48,537,936 and by
$206,360,455 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 2/9/2023 –
8/15/2052, a total value of $254,898,414.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2023.
(i) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $48,537,959.

70 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
V1
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CHF Switzerland Franc
JPY Japanese Yen
NOK Norwegian Krone
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.32 USD 27,365,000 (624,363) 1,512,033 887,670
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.72 USD 113,524,000 (91,317) 1,631,506 1,540,189
Total unrealized depreciation (715,680) 3,143,539 2,427,859

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 71
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Pay 8/15/2028 USD 13,132,000 26,522 1,590,673 1,617,195
1 Day SOFR annually 1.22% annually Pay 8/15/2028 USD 9,683,000 (3,681) 1,148,573 1,144,892
1 Day SOFR annually 2.00% annually Pay 3/18/2032 USD 8,266,000 61,133 756,797 817,930
1 Day SOFR annually 2.48% annually Pay 8/10/2033 USD 10,045,000 – 532,792 532,792
1 Day SOFR annually 2.51% annually Pay 2/15/2048 USD 10,908,000 195,620 947,341 1,142,961
1 Day SOFR annually 2.60% annually Pay 10/14/2027 USD 16,593,000 273,951 403,324 677,275
1 Day SOFR annually 2.60% annually Pay 2/15/2048 USD 23,055,000 1,579,055 412,679 1,991,734
1 Day SOFR annually 2.65% annually Pay 8/15/2047 USD 32,637,000 329,003 2,307,863 2,636,866
1 Day SOFR annually 2.85% annually Pay 2/15/2029 USD 56,331,000 (91,375) 1,669,086 1,577,711
1 Day SOFR annually 3.25% annually Pay 9/30/2029 USD 24,528,000 10,811 4,295 15,106
1 Day SOFR annually 3.27% annually Pay 4/30/2029 USD 18,317,000 (557,645) 648,837 91,192
Total unrealized appreciation 1,823,394 10,422,260 12,245,654
1 Day SOFR annually 2.73% annually Pay 8/10/2025 USD 45,730,000 – (856,921) (856,921)
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 40,009,000 (228,954) (995,419) (1,224,373)
1 Day SOFR annually 3.85% annually Pay 6/30/2029 USD 23,342,000 28,850 (733,225) (704,375)
Total unrealized depreciation (200,104) (2,585,565) (2,785,669)
Net unrealized appreciation 1,623,290 7,836,695 9,459,985
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

72 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
OTC Total return swap contracts outstanding as of January 31, 2023 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Activision
Blizzard, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 449,373 — 11,440 11,440
Altra Industrial
Motion Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
12/20/2027 USD 386,628 — 5,594 5,594
Altra Industrial
Motion Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
3/18/2032 USD 476,191 — 6,890 6,890
Coupons, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
6/30/2029 USD 584,222 — 2,719 2,719
First Horizon
Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 693,167 — 5,181 5,181
First Horizon
Corp.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/15/2029 USD 756,771 — 5,644 5,644
Maxar
Technologies,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 388,481 — 2,855 2,855
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 530,201 — 3,928 3,928
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
12/20/2027 USD 621,582 — 4,605 4,605

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 73
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
8/15/2028 USD 458,754 — 3,399 3,399
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
6/30/2029 USD 584,254 — 4,345 4,345
Russell 1000
Index
1 Day USD
Federal
Funds +
0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/15/2028 USD 33,490,173 — 814,400 814,400
Russell 1000
Index
1 Day USD
Federal
Funds +
0.21%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/15/2048 USD 421,748,929 — 25,201,483 25,201,483
Russell 3000
Index
1 Day USD
SOFR +
0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
2/27/2023 USD 116,738,053 — 5,910,117 5,910,117
Russell 3000
Index
1 Day USD
SOFR +
0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Goldman
Sachs
4/19/2023 USD 370,657,868 — 17,428,276 17,428,276
Russell 3000
Index
1 Day USD
SOFR +
0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
8/10/2023 USD 332,293,289 — 16,820,294 16,820,294
Russell 3000
Index
1 Day USD
SOFR +
0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
12/6/2023 USD 394,095,045 — 19,936,556 19,936,556
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
10/8/2033 USD 106,534,041 — 1,576,508 1,576,508

74 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 Day USD
SOFR +
0.27%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
2/15/2048 USD 712,417,629 — 36,071,655 36,071,655
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,009,340 — 8,940 8,940
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
10/14/2027 USD 385,133 — 3,405 3,405
TEGNA, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,096,729 — 2,219 2,219
TEGNA, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
11/8/2052 USD 1,007,453 — 2,931 2,931
Total unrealized appreciation — 123,833,384 123,833,384
1Life
Healthcare, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
7/28/2047 USD 589,170 — (4,135) (4,135)
Aerojet
Rocketdyne
Holdings, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
7/28/2032 USD 591,192 — (3,675) (3,675)
ForgeRock,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
12/20/2027 USD 365,399 — (5,091) (5,091)
ForgeRock,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
12/20/2027 USD 437,191 — (6,092) (6,092)

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 75
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Horizon
Therapeutics
Plc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 583,142 — (18,813) (18,813)
iRobot Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 583,065 — (7,543) (7,543)
LHC Group,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/4/2023 USD 748,247 — (18,542) (18,542)
LHC Group,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
11/10/2023 USD 378,508 — (9,379) (9,379)
LHC Group,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
7/28/2037 USD 392,389 — (12,262) (12,262)
MoneyGram
International,
Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,567,741 — (23,915) (23,915)
MoneyGram
International,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
12/20/2027 USD 379,426 — (5,782) (5,782)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Funds +
0.21% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/27/2023 USD 14,459,097 — (986,632) (986,632)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Funds +
0.27% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/6/2033 USD 3,049,414 — (46,496) (46,496)

76 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.30% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
10/8/2025 USD 106,312,767 — (1,445,869) (1,445,869)
Signify Health,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/30/2029 USD 869,032 — (13,350) (13,350)
Tower
Semiconductor
Ltd.
1 Day USD
SOFR +
0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
10/14/2024 USD 596,178 — (30,072) (30,072)
Vmware, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
8/15/2047 USD 841,865 — (18,171) (18,171)
Total unrealized depreciation — (2,655,819) (2,655,819)
Net unrealized appreciation — 121,177,565 121,177,565
* There are no upfront payments (receipts) on the swap contracts listed above.
As of January 31, 2023, the Fund had $24,152,800 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 3,500,000,000 USD 26,432,526 Nomura Securities 3/15/2023 301,736
CAD 6,019,293 USD 4,506,977 JPMorgan Chase Bank 4/18/2023 19,670
JPY 1,042,809,809 USD 7,973,466 Goldman Sachs Bank USA 4/18/2023 121,411
Total unrealized appreciation 442,817
USD 101,838,259 JPY 14,221,000,000 JPMorgan Chase Bank 2/27/2023 (3,881,579)
USD 277,314,857 JPY 37,368,000,000 CITIBANK N A 3/15/2023 (5,668,455)
USD 623,483 EUR 576,000 Goldman Sachs Bank USA 4/18/2023 (5,628)
Total unrealized depreciation (9,555,662)
Net unrealized depreciation (9,112,845)
Currency:
CAD Canadian dollar

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 77
EUR Euro
JPY Japanese yen
USD United States dollar
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 163 3/2023 USD 38,718,613 (23,322)
EURO STOXX 50 Index 72 3/2023 EUR 3,264,842 6,333
Euro-Bobl 62 3/2023 EUR 7,906,407 (143,632)
NASDAQ 100 E-Mini Index 77 3/2023 USD 18,714,080 869,691
Russell 2000 E-Mini Index 24 3/2023 USD 2,327,280 157,395
Russell 2000 E-Mini Index 44 3/2023 USD 4,266,680 173,423
Russell 2000 E-Mini Index 353 3/2023 USD 34,230,410 2,072,414
Russell 2000 Micro E-Mini Index 327 3/2023 USD 3,170,919 172,018
S&P 500 E-Mini Index 207 3/2023 USD 42,331,500 1,274,165
S&P 500 Micro E-Mini Index 722 3/2023 USD 14,764,900 445,200
S&P 500 Micro E-Mini Index 1,422 3/2023 USD 29,079,900 457,955
TOPIX Index 45 3/2023 JPY 6,829,601 133,180
U.S. Treasury 5 Year Note 223 3/2023 USD 24,361,008 (172,699)
U.S. Treasury 10 Year Note 999 3/2023 USD 114,401,109 1,474,848
U.S. Treasury Ultra Bond 29 3/2023 USD 4,110,750 189,262
U.S. Treasury Ultra Bond 91 3/2023 USD 12,899,250 703,719
3 Month SOFR 152 3/2026 USD 36,920,800 294,288
Total long contracts 8,084,238
Short Contracts
TOPIX Index (797) 3/2023 JPY (120,959,820) (1,720,204)
U.S. Treasury 2 Year Note (1,409) 3/2023 USD (289,758,649) (1,051,774)
U.S. Treasury 5 Year Note (5,397) 3/2023 USD (589,580,089) (5,623,092)
U.S. Treasury 10 Year Ultra Note (398) 3/2023 USD (48,238,844) (1,076,707)
U.S. Treasury Long Bond (632) 3/2023 USD (82,081,000) (1,531,600)
3 Month SOFR (300) 9/2023 USD (71,328,750) 21,870
3 Month SOFR (754) 3/2024 USD (180,177,725) 33,438
Total short contracts (10,948,069)
Net contracts (2,863,831)
As of January 31, 2023, the Fund had $13,981,703 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

78 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of January 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 123 USD 12,300,000 USD 115.50 2/24/2023 (46,125)
Total written call options contracts (46,125)
Written Put Options Contracts as of January 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 123 USD 12,300,000 USD 113.50 2/24/2023 (48,047)
Total written put options contracts (48,047)
Total Written Options Contracts (Premiums Received ($112,965)) (94,172)
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

80 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 242,533,482 $ – $ 242,533,482
Closed End Fund 2,749 – – 2,749
Collateralized Mortgage Obligations – 89,669,579 – 89,669,579
Commercial Mortgage-Backed Securities – 110,364,304 – 110,364,304
  Common Stocks
Aerospace & Defense 39,261,734 – – 39,261,734
Air Freight & Logistics 12,999,201 – – 12,999,201
Airlines 5,185,997 – – 5,185,997
Auto Components 5,435,024 – – 5,435,024
Automobiles 33,161,872 – – 33,161,872
Banks 95,809,096 – – 95,809,096
Beverages 35,211,271 – – 35,211,271
Biotechnology 63,419,752 – – 63,419,752
Building Products 15,016,956 1,514,804 – 16,531,760
Capital Markets 74,239,163 – – 74,239,163
Chemicals 41,938,604 4,200,262 – 46,138,866
Commercial Services & Supplies 13,306,570 – – 13,306,570
Communications Equipment 18,528,519 – – 18,528,519
Construction & Engineering 5,636,264 – – 5,636,264
Construction Materials 3,250,290 – – 3,250,290
Consumer Finance 13,870,746 – – 13,870,746
Containers & Packaging 8,502,548 – 7,813 8,510,361
Distributors 3,104,905 – – 3,104,905
Diversified Consumer Services 2,944,299 – – 2,944,299
Diversified Financial Services 34,155,250 6,163,465 – 40,318,715
Diversified Telecommunication Services 19,752,141 – – 19,752,141
Electric Utilities 38,947,257 – – 38,947,257
Electrical Equipment 16,388,828 6,462,707 – 22,851,535
Electronic Equipment, Instruments &
Components 16,946,758 11,413,040 – 28,359,798
Energy Equipment & Services 11,832,861 – – 11,832,861
Entertainment 33,055,362 4,555,199 – 37,610,561
Equity Real Estate Investment Trusts (REITs) 75,014,047 – – 75,014,047
Food & Staples Retailing 32,967,954 – – 32,967,954
Food Products 25,309,080 4,822,628 – 30,131,708
Gas Utilities 3,157,414 – – 3,157,414
Health Care Equipment & Supplies 62,888,707 14,979,951 – 77,868,658
Health Care Providers & Services 70,752,759 – – 70,752,759
Health Care Technology 3,023,138 – – 3,023,138
Hotels, Restaurants & Leisure 51,257,634 – – 51,257,634
Household Durables 10,936,986 8,061,085 – 18,998,071
Household Products 27,636,365 4,201,181 – 31,837,546
Independent Power and Renewable
Electricity Producers 2,417,595 – – 2,417,595
Industrial Conglomerates 16,608,693 – – 16,608,693
Insurance 56,077,658 5,925,662 – 62,003,320
Interactive Media & Services 85,800,558 – – 85,800,558
Internet & Direct Marketing Retail 55,761,407 – – 55,761,407
IT Services 101,924,685 15,907,948 – 117,832,633
Leisure Products 2,602,414 – – 2,602,414
Life Sciences Tools & Services 40,567,707 – – 40,567,707
Machinery 47,060,263 5,469,831 – 52,530,094
Marine 589,399 – – 589,399
Media 21,292,632 – – 21,292,632
Metals & Mining 15,212,840 – – 15,212,840
Mortgage Real Estate Investment Trusts
(REITs) 3,253,732 – – 3,253,732
Multiline Retail 10,329,757 – – 10,329,757
Multi-Utilities 17,531,411 – – 17,531,411
Oil, Gas & Consumable Fuels 103,550,880 – – 103,550,880
Paper & Forest Products 464,171 – – 464,171

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 81
Level 1 Level 2 Level 3 Total
Assets:
Personal Products $ 5,120,504 $ – $ – $ 5,120,504
Pharmaceuticals 89,158,542 6,281,207 – 95,439,749
Professional Services 13,212,883 6,895,742 – 20,108,625
Real Estate Management & Development 3,751,043 – – 3,751,043
Road & Rail 23,529,049 – – 23,529,049
Semiconductors & Semiconductor
Equipment 110,543,718 5,898,549 – 116,442,267
Software 191,494,528 – – 191,494,528
Specialty Retail 53,320,162 7,501,114 – 60,821,276
Technology Hardware, Storage & Peripherals 128,742,190 – – 128,742,190
Textiles, Apparel & Luxury Goods 15,864,244 5,661,755 – 21,525,999
Thrifts & Mortgage Finance 3,138,792 – – 3,138,792
Tobacco 13,748,298 – – 13,748,298
Trading Companies & Distributors 10,550,030 – – 10,550,030
Transportation Infrastructure 8,116 – – 8,116
Water Utilities 2,844,687 – – 2,844,687
Wireless Telecommunication Services 5,236,516 1,920,841 – 7,157,357
Total Common Stocks $ 2,276,154,456 $ 127,836,971 $ 7,813 $ 2,403,999,240
Corporate Bonds – 678,308,879 – 678,308,879
Credit Default Swaps† – 3,143,539 – 3,143,539
Exchange Traded Funds 114,205,354 – – 114,205,354
Foreign Government Securities   – 25,496,678 1,028,158 26,524,836
Forward Foreign Currency Contracts – 442,818 – 442,818
Futures Contracts 8,479,199 – – 8,479,199
Interest Rate Swaps† – 10,422,260 – 10,422,260
Mortgage-Backed Securities – 122,710,339 – 122,710,339
Preferred Stock 82,249 – – 82,249
Purchased Option 1,108,806 – – 1,108,806
Repurchase Agreements – 59,037,959 – 59,037,959
Rights   – 2,718 – 2,718
Short-Term Investments – 474,703,214 – 474,703,214
Total Return Swaps† – 123,833,384 – 123,833,384
U.S. Government Agency Security – 1,827,965 – 1,827,965
U.S. Treasury Obligations – 278,778,614 – 278,778,614
Total Assets $ 2,400,032,813 $ 2,349,112,703 $ 1,035,971 $ 4,750,181,487
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (9,555,663) $ – $ (9,555,663)
Futures Contracts (11,343,030) – – (11,343,030)
Interest Rate Swaps† – (2,585,565) – (2,585,565)
Total Return Swaps† – (2,655,819) – (2,655,819)
Written Options (94,172) – – (94,172)
Total Liabilities $ (11,437,202) $ (14,797,047) $ – $ (26,234,249)
Total $ 2,388,595,611 $ 2,334,315,656 $ 1,035,971 $ 4,723,947,238
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of January 31, 2023, the fund held six rights investments that were categorized as Level 3 investments which were each valued at $0.

82 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Common
Stocks
Foreign
Government
Securities Total
Balance as of 10/31/2022 $ 5,624 $ 3,684,063 $ 3,689,68 7
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — — —
Change in Unrealized Appreciation/Depreciation 2,189 (2,655,905) (2,653,716)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 1/31/2023 $ 7,813 $ 1,028,158 $ 1,035,97 1
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
1/31/2023 ** $ 2,189 $ (2,655,905) $ (2,653,716)

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 83
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

84 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a
Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Nationwide Multi-Cap Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 85
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

86 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 1,108,806
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 3,143,539
Equity risk Unrealized appreciation on centrally cleared swaps contracts 123,833,384
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 10,422,260
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 442,818
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 5,761,774
Interest rate risk Unrealized appreciation from futures contracts 2,717,425
Total $ 147,430,006
Liabilities:
Written Options
Interest rate risk Written options, at value $ (94,172)
Swap Contracts†
Equity risk Unrealized depreciation on centrally cleared swaps contracts (2,655,819)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (2,585,565)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (9,555,663)
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts (1,720,204)
Interest rate risk
Unrealized depreciation from futures contracts (9,622,826)
Total $ (26,234,249)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks 96.4%
Shares Value ($)
Aerospace & Defense 1.1%
Lockheed Martin Corp. 5,906 2,736,013
Textron, Inc. 19,436 1,415,913
4,151,926
Air Freight & Logistics 1.5%
Expeditors International of
Washington, Inc. 27,456 2,969,366
FedEx Corp. 14,568 2,824,153
5,793,519
Auto Components 0.8%
Lear Corp. 21,712 3,165,175
Automobiles 2.1%
Ford Motor Co. 92,636 1,251,513
General Motors Co. 168,088 6,609,220
7,860,733
Banks 3.5%
BOK Financial Corp. 1,148 115,374
Comerica, Inc. 44,235 3,242,868
Cullen/Frost Bankers, Inc. 6,364 829,102
First Republic Bank 32,876 4,631,571
Regions Financial Corp. 102,689 2,417,299
Zions Bancorp NA 41,911 2,227,988
13,464,202
Biotechnology 4.8%
Exelixis, Inc.* 104,740 1,845,519
Incyte Corp.* 41,084 3,497,892
Ionis Pharmaceuticals, Inc.* 25,393 1,012,419
Mirati Therapeutics, Inc.* 9,194 491,052
Neurocrine Biosciences, Inc.* 12,984 1,440,315
Ultragenyx Pharmaceutical,
Inc.* 20,371 923,417
United Therapeutics Corp.* 7,956 2,093,780
Vertex Pharmaceuticals, Inc.* 22,041 7,121,447
18,425,841
Building Products 1.5%
Trane Technologies plc 32,728 5,862,239
Capital Markets 3.8%
Evercore, Inc., Class A 7,690 998,239
FactSet Research Systems,
Inc. 7,950 3,362,373
Interactive Brokers Group,
Inc., Class A 39,357 3,146,198
LPL Financial Holdings, Inc. 16,555 3,925,522
Raymond James Financial,
Inc. 29,156 3,287,922
14,720,254
Chemicals 5.2%
Albemarle Corp. 19,896 5,599,729
CF Industries Holdings, Inc. 42,561 3,604,917
Corteva, Inc. 99,941 6,441,198
Eastman Chemical Co. 20,353 1,794,524
FMC Corp. 18,894 2,515,358
19,955,726
Commercial Services & Supplies 0.1%
Republic Services, Inc. 2,802 349,746
Communications Equipment 1.2%
F5, Inc.* 10,329 1,525,180
Common Stocks
Shares Value ($)
Communications Equipment
Juniper Networks, Inc. 98,205 3,172,022
4,697,202
Construction & Engineering 0.9%
AECOM 39,680 3,462,874
Consumer Finance 1.4%
SLM Corp. 56,109 985,835
Synchrony Financial 120,464 4,424,643
5,410,478
Containers & Packaging 0.5%
Sealed Air Corp. 31,957 1,749,965
Electric Utilities 1.7%
NRG Energy, Inc. 90,939 3,111,932
Pinnacle West Capital Corp. 44,612 3,325,825
6,437,757
Electrical Equipment 0.4%
Vertiv Holdings Co. 107,657 1,530,883
Entertainment 1.4%
Live Nation Entertainment,
Inc.* 54,731 4,405,298
Madison Square Garden
Sports Corp., Class A 4,962 902,290
5,307,588
Equity Real Estate Investment Trusts (REITs) 1.8%
Camden Property Trust 27,118 3,341,209
Host Hotels & Resorts, Inc. 131,551 2,479,736
Ryman Hospitality Properties,
Inc. 10,460 971,630
6,792,575
Food Products 1.2%
Lamb Weston Holdings, Inc. 47,124 4,707,216
Health Care Equipment & Supplies 0.5%
Dexcom, Inc.* 16,619 1,779,729
Health Care Providers & Services 5.4%
DaVita, Inc.* 35,360 2,913,311
Elevance Health, Inc. 1,133 566,489
HCA Healthcare, Inc. 26,430 6,741,500
Humana, Inc. 12,859 6,579,950
McKesson Corp. 3,350 1,268,578
Molina Healthcare, Inc.* 5,933 1,850,087
Tenet Healthcare Corp.* 17,380 953,293
20,873,208
Hotels, Restaurants & Leisure 3.8%
Domino's Pizza, Inc. 10,985 3,877,705
Expedia Group, Inc.* 40,347 4,611,662
Hilton Worldwide Holdings,
Inc. 41,308 5,993,378
14,482,745
Independent Power and Renewable Electricity Producers
0.7%
Vistra Corp. 120,937 2,788,807
Insurance 6.2%
Allstate Corp. (The) 47,710 6,129,304
Brighthouse Financial, Inc.* 27,108 1,525,367
Everest Re Group Ltd. 7,760 2,713,595
Lincoln National Corp. 63,098 2,235,562
Progressive Corp. (The) 25,837 3,522,875

88 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 25,686 3,898,364
W R Berkley Corp. 55,065 3,862,259
23,887,326
Interactive Media & Services 3.5%
Alphabet, Inc., Class C* 50,510 5,044,434
Meta Platforms, Inc., Class A* 48,969 7,294,912
Snap, Inc., Class A* 97,219 1,123,851
13,463,197
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc.* 24,671 2,544,320
IT Services 4.8%
EPAM Systems, Inc.* 10,921 3,632,871
Fidelity National Information
Services, Inc. 86,049 6,457,117
GoDaddy, Inc., Class A* 39,523 3,246,024
VeriSign, Inc.* 23,542 5,133,333
18,469,345
Machinery 2.5%
AGCO Corp. 21,345 2,948,385
Allison Transmission Holdings,
Inc. 27,619 1,245,065
Fortive Corp. 46,561 3,167,545
Oshkosh Corp. 22,485 2,266,038
9,627,033
Multiline Retail 2.0%
Target Corp. 43,596 7,504,615
Multi-Utilities 0.6%
Ameren Corp. 3,013 261,739
DTE Energy Co. 16,542 1,924,993
2,186,732
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc. 15,733 2,403,845
EOG Resources, Inc. 15,701 2,076,457
Marathon Oil Corp. 69,644 1,913,121
Valero Energy Corp. 20,510 2,872,015
9,265,438
Pharmaceuticals 0.3%
Viatris, Inc. 108,764 1,322,570
Road & Rail 0.7%
Lyft, Inc., Class A* 165,038 2,681,868
Semiconductors & Semiconductor Equipment 1.7%
Qorvo, Inc.* 38,238 4,154,941
Teradyne, Inc. 22,717 2,310,319
6,465,260
Software 11.6%
Atlassian Corp., Class A* 21,159 3,419,718
Box, Inc., Class A* 62,272 1,992,081
Crowdstrike Holdings, Inc.,
Class A* 11,885 1,258,622
Dropbox, Inc., Class A* 45,994 1,068,441
Fortinet, Inc.* 94,917 4,967,956
Microsoft Corp. 80,024 19,830,747
New Relic, Inc.* 20,610 1,258,241
Nutanix, Inc., Class A* 37,852 1,054,935
Palo Alto Networks, Inc.* 30,384 4,820,118
Pegasystems, Inc. 43,181 1,678,877
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 8,868 1,023,012
Tenable Holdings, Inc.* 19,261 774,870
Zscaler, Inc.* 11,314 1,404,746
44,552,364
Specialty Retail 6.2%
AutoZone, Inc.* 2,613 6,372,715
O'Reilly Automotive, Inc.* 8,045 6,374,456
Ross Stores, Inc. 47,416 5,604,097
Ulta Beauty, Inc.* 10,835 5,568,756
23,920,024
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc. 100,957 14,567,086
Dell Technologies, Inc., Class
C 92,575 3,760,396
HP, Inc. 150,773 4,393,525
NetApp, Inc. 29,609 1,961,004
Pure Storage, Inc., Class A* 12,555 363,342
Western Digital Corp.* 96,631 4,246,932
29,292,285
Textiles, Apparel & Luxury Goods 0.3%
Under Armour, Inc., Class A* 105,300 1,304,667
Total Investments
(cost $357,635,824) — 96.4% 370,257,432
Other assets in excess of liabilities — 3.6% 13,926,193
NET ASSETS — 100.0%
$ 384,183,625
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 89
OTC Total return swap contracts outstanding as of January 31, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,650 482 482
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 52,468 34,104 34,104
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,813 18,951 18,951
Altria Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 139,217 256,159 256,159
Ameren Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 802 224 224
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 38,327 1,533 1,533
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 11,143 11,143 11,143
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,930 6,922 6,922
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,932 26,911 26,911
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 52,498 14,699 14,699
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 43,983 15,394 15,394
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 731 1,828 1,828
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 211,033 42,207 42,207
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 88,063 23,777 23,777
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 19,455 33,852 33,852
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,278 8,915 8,915
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 75,821 22,746 22,746
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,780 11,853 11,853
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,855 11,427 11,427

90 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,829 52,785 52,785
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 102,057 1,021 1,021
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 27,344 11,211 11,211
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,142 75,180 75,180
Eastman Chemical
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 22,100 47,294 47,294
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,854 53,001 53,001
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,236 4,385 4,385
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,765 5,919 5,919
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,857 83,914 83,914
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 10,197 15,194 15,194
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 15,922 17,355 17,355
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 38,150 35,480 35,480
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 78,988 – –
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 88,235 – –
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 86,636 46,783 46,783
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 17,456 42,418 42,418
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,817 4,451 4,451
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,975 20,988 20,988
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,690 26,649 26,649

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 91
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 8,791 58,548 58,548
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 31,618 2,213 2,213
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,172 8,579 8,579
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 8,700 9,048 9,048
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,914 277 277
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,406 95,997 95,997
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 16,511 8,916 8,916
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,546 30,400 30,400
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,219 15,441 15,441
NVIDIA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 2,393 19,814 19,814
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,776 2,388 2,388
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,613 3,468 3,468
Petco Health &
Wellness Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 61,447 3,072 3,072
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,106 1,488 1,488
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 6,859 8,780 8,780
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 18,894 26,074 26,074
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 68,753 44,002 44,002
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,150 10,980 10,980
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,742 26,614 26,614

92 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,642 36,396 36,396
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,223 12,499 12,499
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,588 114,142 114,142
Republic Services,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,725 3,992 3,992
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,119 52,248 52,248
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,806 125,851 125,851
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 69,452 2,012 2,012
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,714 296 296
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,825 17,007 17,007
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,641 49,332 49,332
Under Armour, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 26,413 5,018 5,018
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 292,415 78,952 78,952
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 40,176 15,669 15,669
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,560 12,155 12,155
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 201,516 18,136 18,136
– –
Total unrealized appreciation 2,006,959 2,006,959
– –
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,359 (3,376) (3,376)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 39,657 (6,345) (6,345)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,971 (17,616) (17,616)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 174,897 (8,745) (8,745)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 93
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 85,204 (86,056) (86,056)
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 15,473 (17,794) (17,794)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 48,716 (79,894) (79,894)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 2,642 (7,662) (7,662)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 58,654 (6,452) (6,452)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,515 (21,361) (21,361)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,138 (86) (86)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,364 (9,768) (9,768)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,322 (50,576) (50,576)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 24,683 (2,468) (2,468)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 56,385 (30,448) (30,448)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 6,169 (984) (984)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,196 (5,732) (5,732)
Core & Main, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 9,415 (3,766) (3,766)
Doximity, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 8,084 (2,587) (2,587)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 108,375 (17,340) (17,340)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,215 (10,668) (10,668)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,530 (4,589) (4,589)
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,212 (1,453) (1,453)

94 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 444 (1,110) (1,110)
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,963 (11,189) (11,189)
First Citizens
BancShares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 605 (4,937) (4,937)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,675 (10,783) (10,783)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,312 (32,749) (32,749)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,506 (5,942) (5,942)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,149 (6,591) (6,591)
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,008 (1,401) (1,401)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 36,593 (30,878) (30,878)
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,259 (2,363) (2,363)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,896 (26,906) (26,906)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,685 (8,014) (8,014)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,033 (12,338) (12,338)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 19,726 (28,011) (28,011)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,901 (4,068) (4,068)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 14,583 (2,187) (2,187)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,562 (3,921) (3,921)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 25,196 (9,323) (9,323)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 43,362 (13,442) (13,442)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 95
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 38,736 (49,582) (49,582)
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 36,158 (156,564) (156,564)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 26,013 (9,105) (9,105)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 189,424 (60,616) (60,616)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,390 (20,256) (20,256)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,366 (161,459) (161,459)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,734 (71,437) (71,437)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,558 (6,259) (6,259)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 42,699 (4,697) (4,697)
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 21,299 (2,556) (2,556)
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 21,624 (8,866) (8,866)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 130,298 (26,060) (26,060)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 24,800 (9,424) (9,424)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 88,283 (14,125) (14,125)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,139 (2,792) (2,792)
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 13,819 (16,168) (16,168)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 93,664 (29,908) (29,908)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,202 (18,794) (18,794)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,174 (38,402) (38,402)

96 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 30,838 (831) (831)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,581 (40,367) (40,367)
Rexford Industrial
Realty, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 24,938 (7,232) (7,232)
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,902 (6,569) (6,569)
Salesforce, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,323 (4,564) (4,564)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 149,682 (4,490) (4,490)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,124 (19,923) (19,923)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 62,016 (9,302) (9,302)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 2,994 (1,227) (1,227)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 46,427 (38,070) (38,070)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 16,305 (2,935) (2,935)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,173 (10,036) (10,036)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,113 (38,477) (38,477)
Thor Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 526 (1,652) (1,652)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,250 (1,057) (1,057)
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,981 (11,837) (11,837)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 31,122 (6,224) (6,224)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 59,786 (25,708) (25,708)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,489 (53,375) (53,375)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 97
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,538 (10,749) (10,749)
WP Carey, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,169 (10,627) (10,627)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 21,961 (2,635) (2,635)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,986 (6,297) (6,297)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 49,169 (30,485) (30,485)
– –
Total unrealized depreciation (1,663,658) (1,663,658)
– –
Net unrealized appreciation 343,301 343,301
Financing Costs of Swap Contracts (113,951) (113,951)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 229,350 229,350
As of January 31, 2023, the Fund had $7,050,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate

98 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2023 (Unaudited) - Statement of Investments - 99
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 370,257,432 $ – $ – $ 370,257,432
Total Return Swaps† – 2,006,959 – 2,006,959
Total Assets $ 370,257,432 $ 2,006,959 $ – $ 372,264,391
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (1,777,609) $ – $ (1,777,609)
Total Liabilities $ – $ (1,777,609) $ – $ (1,777,609)
Total $ 370,257,432 $ 229,350 $ – $ 370,486,782
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

100 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Swap Contracts†
Equity risk Unrealized appreciationon on centrally cleared swaps contracts $ 2,006,959
Total $ 2,006,959
Liabilities:
Swap Contracts†
Equity risk Unrealized depreciation on centrally cleared swaps contracts $ (1,777,609)
Total $ (1,777,609)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
6
Asset-Backed Security 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 109,825 92,509
Total Asset-Backed Securities
(cost  $109,825) 92,509
Corporate Bonds 89.5%
AUSTRALIA 0.2%
Metals & Mining 0.2%
Mineral Resources Ltd.,
8.50%, 5/1/2030(a) 84,000 86,782
BRAZIL 6.2%
Airlines 1.6%
Gol Finance SA
7.00%, 1/31/2025(a) 700,000 365,540
8.00%, 6/30/2026(a) 540,000 375,300
740,840
Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, 8.00%,
2/10/2026(a) 611,000 331,162
Marine 0.4%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 188,094
Oil, Gas & Consumable Fuels 1.9%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 496,940 467,740
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 450,000 392,529
860,269
Road & Rail 0.9%
Simpar Europe SA, 5.20%,
1/26/2031(a) 570,000 415,815
Water Utilities 0.7%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 340,000 338,028
2,874,208
CANADA 6.2%
Aerospace & Defense 1.2%
Bombardier, Inc.
7.88%, 4/15/2027(a)(b) 485,000 484,587
7.50%, 2/1/2029(a) 70,000 69,932
554,519
Commercial Services & Supplies 1.2%
Garda World Security
Corp.
9.50%, 11/1/2027(a)(b) 216,000 213,319
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Commercial Services & Supplies
6.00%, 6/1/2029(a) 380,000 317,186
530,505
Energy Equipment & Services 0.5%
Enerflex Ltd., 9.00%,
10/15/2027(a) 220,000 224,074
Oil, Gas & Consumable Fuels 3.3%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 367,000 379,768
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 440,848
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 384,000 327,360
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 425,000 392,062
1,540,038
2,849,136
CAYMAN ISLANDS 1.1%
Consumer Finance 1.1%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(c) 606,442 536,453
CYPRUS 1.4%
Consumer Finance 1.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 660,000 643,500
EGYPT 1.0%
Oil, Gas & Consumable Fuels 1.0%
Energean plc, 6.50%,
4/30/2027(a) 475,000 444,505
FRANCE 2.5%
Chemicals 0.5%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 230,340
Health Care Providers & Services 0.9%
Chrome Bidco SASU,
3.50%, 5/31/2028(a) EUR 455,000 409,919
Real Estate Management & Development 1.1%
Emeria SASU, 7.75%,
3/31/2028(a) EUR 485,000 527,268
1,167,527
GERMANY 2.4%
Pharmaceuticals 1.3%
Nidda BondCo GmbH,
5.00%, 9/30/2025(a) EUR 300,000 303,278
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(a) EUR 249,000 265,055
568,333

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Real Estate Management & Development 1.1%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 600,000 481,729
1,050,062
GHANA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 405,375
HONG KONG 0.9%
Marine 0.9%
Seaspan Corp., 5.50%,
8/1/2029(a) 520,000 395,023
ISRAEL 0.7%
Banks 0.7%
Bank Leumi Le-Israel BM,
Reg. S, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.47%), 7.13%,
7/18/2033(a)(d) 315,000 325,395
ITALY 3.5%
Banks 0.5%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.60%), 4.20%,
6/1/2032(a)(d) 305,000 242,676
Containers & Packaging 1.3%
Fiber Bidco Spa, 11.00%,
10/25/2027(a) EUR 100,000 117,657
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 515,000 482,058
599,715
Hotels, Restaurants & Leisure 0.7%
Lottomatica SpA
5.13%, 7/15/2025(a) EUR 200,000 210,072
9.75%, 9/30/2027(a) EUR 115,000 132,212
342,284
Specialty Retail 1.0%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 465,572
1,650,247
LUXEMBOURG 0.8%
Diversified Financial Services 0.8%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 132,197
7.75%, 11/1/2025(a) GBP 270,000 252,149
384,346
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO 4.1%
Airlines 1.8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 925,000 837,769
Consumer Finance 0.1%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a)(e) 350,000 29,095
Diversified Financial Services 0.1%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a)
(e) 830,000 32,702
Diversified Telecommunication Services 1.0%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 485,004
Hotels, Restaurants & Leisure 1.1%
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 337,234
Grupo Posadas SAB
de CV, 2.50%,
12/30/2027(a)(c)(f) 249,744 197,357
534,591
1,919,161
MOLDOVA, REPUBLIC OF 0.6%
Food Products 0.6%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a)(b) 360,000 268,963
NETHERLANDS 0.9%
Construction & Engineering 0.9%
Promontoria Holding 264
BV
6.38%, 3/1/2027(a) EUR 220,000 226,114
7.88%, 3/1/2027(a) 205,000 193,936
420,050
NIGERIA 0.7%
Diversified Telecommunication Services 0.7%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 168,900
6.25%, 11/29/2028(a) 200,000 163,416
332,316
PARAGUAY 0.4%
Food Products 0.4%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 245,000 196,919
PORTUGAL 2.3%
Airlines 2.3%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) EUR 1,000,000 1,043,565

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank (e)
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(d)(e)(g) 325,000 0
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(d)(e)(g) 530,000 0
0
SINGAPORE 1.8%
Consumer Finance 1.8%
Avation Capital SA, 6.50%,
10/31/2026(a)(c) 1,001,707 851,034
SPAIN 1.4%
Hotels, Restaurants & Leisure 1.4%
Cirsa Finance International
Sarl, 10.38%,
11/30/2027(a) EUR 240,000 273,463
eDreams ODIGEO SA,
5.50%, 7/15/2027(a) EUR 415,000 385,861
659,324
SWEDEN 0.7%
Commercial Services & Supplies 0.7%
Intrum AB, 9.25%,
3/15/2028(a) EUR 280,000 313,534
SWITZERLAND 1.0%
Consumer Finance 1.0%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a) 280,000 271,600
6.38%, 2/1/2030(a) 205,000 180,789
452,389
TURKEY 1.0%
Airlines 0.7%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 340,000 339,497
Metals & Mining 0.3%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a) 177,000 162,201
501,698
UKRAINE 0.9%
Metals & Mining 0.9%
Metinvest BV, 7.75%,
10/17/2029(a) 865,000 422,802
UNITED ARAB EMIRATES 0.7%
Energy Equipment & Services 0.7%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 371,000 350,595
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 2.7%
Capital Markets 1.1%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 488,209
Oil, Gas & Consumable Fuels 1.6%
Harbour Energy plc,
5.50%, 10/15/2026(a) 420,000 384,300
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 155,000 153,063
SCC Power plc
4.00%, 12/31/2028(a)(c) 716,884 216,188
0.00%, 5/17/2032(a)(c) 388,311 12,642
766,193
1,254,402
UNITED STATES 42.5%
Aerospace & Defense 0.2%
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029(a) 105,000 114,111
Air Freight & Logistics 1.1%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 720,000 504,000
Airlines 0.4%
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(a) 195,000 199,871
Auto Components 0.8%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 388,000 357,278
Chemicals 3.9%
Koppers, Inc., 6.00%,
2/15/2025(a) 499,000 491,515
Mativ Holdings, Inc.,
6.88%, 10/1/2026(a) 576,000 532,800
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 331,000 311,228
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 221,902
5.38%, 11/1/2026(a) 265,000 242,889
1,800,334
Commercial Services & Supplies 2.0%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a) 485,000 463,175
Neptune Bidco US, Inc.,
9.29%, 4/15/2029(a) 210,000 204,126
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a) 300,000 284,520
951,821
Communications Equipment 0.3%
CommScope, Inc., 6.00%,
3/1/2026(a) 163,000 156,048

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Construction & Engineering 0.7%
Artera Services LLC,
9.03%, 12/4/2025(a) 380,295 325,137
Consumer Finance 1.0%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 479,586
Diversified Telecommunication Services 2.1%
CCO Holdings LLC
7.38%, 3/1/2031(a) 60,000 60,150
4.75%, 2/1/2032(a) 405,000 344,250
Lumen Technologies, Inc.,
4.50%, 1/15/2029(a) 320,000 215,200
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 323,812
943,412
Electric Utilities 0.4%
NRG Energy, Inc., 3.88%,
2/15/2032(a) 245,000 190,709
Electrical Equipment 0.6%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 300,377
Energy Equipment & Services 1.4%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 470,000 448,009
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(a) 40,000 41,509
Transocean, Inc., 8.75%,
2/15/2030(a) 120,000 123,720
613,238
Equity Real Estate Investment Trusts (REITs) 0.9%
Uniti Group LP, 6.00%,
1/15/2030(a) 635,000 420,905
Health Care Providers & Services 1.0%
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a) 101,000 103,019
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 239,719
US Renal Care, Inc.,
10.63%, 7/15/2027(a) 456,000 148,200
490,938
Hotels, Restaurants & Leisure 3.6%
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(a) 35,000 37,800
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 165,856
Mohegan Tribal Gaming
Authority, 8.00%,
2/1/2026(a) 209,000 198,550
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 341,667
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
7.75%, 2/15/2029(a)(b) 180,000 154,788
Royal Caribbean
Cruises Ltd., 11.63%,
8/15/2027(a) 220,000 233,463
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 298,000 253,830
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 285,000 250,558
1,636,512
Household Durables 0.5%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 275,000 254,031
Independent Power and Renewable Electricity Producers
0.6%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a)(b) 310,000 261,897
Machinery 0.4%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 255,000 187,363
Media 3.2%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a)(b) 175,000 148,878
7.50%, 6/1/2029(a)(b) 440,000 358,600
CSC Holdings LLC,
4.63%, 12/1/2030(a) 400,000 236,521
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 653,000 559,947
Stagwell Global LLC,
5.63%, 8/15/2029(a) 231,000 202,414
1,506,360
Metals & Mining 2.1%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 305,977
Constellium SE, 3.13%,
7/15/2029(a) EUR 253,000 226,915
TMS International Corp.,
6.25%, 4/15/2029(a)(b) 560,000 420,638
953,530
Oil, Gas & Consumable Fuels 4.3%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 273,625
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a)(b) 325,000 286,081
Crestwood Midstream
Partners LP, 7.38%,
2/1/2031(a)(b) 205,000 206,281
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 389,827

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 300,000 274,050
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 358,085
Tap Rock Resources LLC,
7.00%, 10/1/2026(a) 240,000 227,160
2,015,109
Pharmaceuticals 1.5%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 256,477
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a)(e)(f) 585,000 457,768
714,245
Road & Rail 2.3%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a)(b) 665,000 482,534
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(a) 505,000 385,063
XPO Escrow Sub LLC,
7.50%, 11/15/2027(a) 195,000 200,382
1,067,979
Software 1.3%
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a)(b) 563,000 466,452
GoTo Group, Inc., 5.50%,
9/1/2027(a) 276,000 138,907
605,359
Specialty Retail 1.5%
Staples, Inc., 7.50%,
4/15/2026(a) 246,000 218,583
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 550,000 500,623
719,206
Technology Hardware, Storage & Peripherals 0.7%
Diebold Nixdorf, Inc.
9.38%, 7/15/2025(a) 56,000 36,817
8.50%, 10/15/2026(a)(c) 564,697 285,729
322,546
Thrifts & Mortgage Finance 3.2%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)(b) 354,000 342,506
6.63%, 1/15/2027(a)(b) 165,000 137,300
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 529,625
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Thrifts & Mortgage Finance
United Wholesale
Mortgage LLC, 5.75%,
6/15/2027(a) 530,000 475,795
1,485,226
Trading Companies & Distributors 0.5%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 231,308
19,808,436
Total Corporate Bonds
(cost $51,161,558) 41,607,747
Common Stock 0.5%
Shares
MEXICO 0.5%
Airlines 0.5%
Grupo Aeromexico SAB de
CV *∞ 27,837 236,527
Total Common Stock
(cost $455,000) 236,527
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 24,413 0
Total Warrants
(cost $0)
0
Loan Participations 4.2%
Principal
Amount ($)
UNITED STATES 4.2%
Auto Components 1.8%
First Brands Group LLC,
1st Lien Term Loan,
(SOFR + 5.00%),
10.25%, 3/30/2027 (d) 863,219 842,934
Metal Fabrication/Hardware 0.7%
Grinding Media, Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
8.07%, 10/12/2028 (d) 325,875 317,728

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Loan Participations
Principal
Amount ($) Value ($)
Oil & Gas Services 1.7%
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.10%,
3/4/2025 (d) 784,350 803,959
Total Loan Participations
(cost $1,955,239)
1,964,621
Convertible Bonds 0.6%
Airlines 0.3%
GOL Equity Finance SA,
3.75%, 7/15/2024 (a) 228,000 111,036
Hotels, Restaurants & Leisure 0.3%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 215,000 146,200
Total Convertible Bond
(cost  $435,037) 257,236
Repurchase Agreement 5.1%
CF Secured, LLC 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase
price $2,367,916,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,967,371. (i) 2,367,635 2,367,635
Total Repurchase
Agreement
(cost $2,367,635)
2,367,635
Total Investments
(cost $56,484,294) — 100.1% 46,526,275
Liabilities in excess of other assets — (0.1)% (49,780)
NET ASSETS — 100.0%
$ 46,476,495
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $39,876,168 which represents 85.80% of net assets.
(b) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $2,315,236, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,367,635 and by $37,386 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.38%, and maturity dates ranging
from 5/31/2023 – 2/15/2049, a total value of $2,405,021.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2023. The maturity date reflects the next call date.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $2,367,635.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.32 USD 15,370,000 623,181 (1,121,755) (498,574)
623,181 (1,121,755) (498,574)
As of January 31, 2023, the Fund had $870,085 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 6,787,175 EUR 6,240,000 JPMorgan Chase Bank 2/21/2023 (4,709)
USD 736,496 GBP 599,996 HSBC Bank, N.A. 2/21/2023 (3,499)
USD 111,509 MXN 2,230,000 HSBC Bank, N.A. 3/29/2023 (5,753)
Total unrealized depreciation (13,961)
Net unrealized depreciation (13,961)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 92,509 $ – $ 92,509
Common Stock – 236,527 – 236,527
Convertible Bonds – 257,236 – 257,236
  Corporate Bonds
Aerospace & Defense – 668,630 – 668,630
Air Freight & Logistics – 504,000 – 504,000
Airlines – 3,161,542 – 3,161,542
Auto Components – 357,278 – 357,278
Banks – 568,071 – 568,071
Capital Markets – 488,209 – 488,209
Chemicals – 2,030,674 – 2,030,674
Commercial Services & Supplies – 2,127,022 – 2,127,022
Communications Equipment – 156,048 – 156,048
Construction & Engineering – 745,187 – 745,187
Consumer Finance – 2,992,057 – 2,992,057
Containers & Packaging – 599,715 – 599,715
Diversified Financial Services – 417,048 – 417,048
Diversified Telecommunication Services – 1,760,732 – 1,760,732
Electric Utilities – 190,709 – 190,709
Electrical Equipment – 300,377 – 300,377
Energy Equipment & Services – 1,187,907 – 1,187,907
Equity Real Estate Investment Trusts (REITs) – 420,905 – 420,905
Food Products – 465,882 – 465,882
Health Care Providers & Services – 900,857 – 900,857
Hotels, Restaurants & Leisure – 3,172,711 – 3,172,711
Household Durables – 254,031 – 254,031
Independent Power and Renewable
Electricity Producers – 261,897 – 261,897
Machinery – 187,363 – 187,363
Marine – 583,117 – 583,117
Media – 1,506,360 – 1,506,360
Metals & Mining – 1,625,315 – 1,625,315
Oil, Gas & Consumable Fuels – 6,031,489 – 6,031,489
Pharmaceuticals – 1,282,578 – 1,282,578
Real Estate Management & Development – 1,008,997 – 1,008,997
Road & Rail – 1,483,794 – 1,483,794
Software – 605,359 – 605,359
Specialty Retail – 1,184,778 – 1,184,778
Technology Hardware, Storage & Peripherals – 322,546 – 322,546
Thrifts & Mortgage Finance – 1,485,226 – 1,485,226
Trading Companies & Distributors – 231,308 – 231,308
Water Utilities – 338,028 – 338,028
Total Corporate Bonds $ – $ 41,607,747 $ – $ 41,607,747
Loan Participations – 1,964,621 – 1,964,621
Repurchase Agreement – 2,367,635 – 2,367,635
Warrants – – – –
Total Assets $ – $ 46,526,275 $ – $ 46,526,275
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,121,755) $ – $ (1,121,755)
Forward Foreign Currency Contracts – (13,961) – (13,961)
Total Liabilities $ – $ (1,135,716) $ – $ (1,135,716)
Total $ – $ 45,390,559 $ – $ 45,390,559
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
As of January 31, 2023, the fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

Nationwide Amundi Global High Yield Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Liabilities: Fair Value
Swap Contracts
†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (1,121,755)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (13,961)
Total $ (1,135,716)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 7.0%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.9%
Other 0.9%
MF1 Ltd., Series 2021-
FL7, Class D, 7.02%,
10/16/2036(a)(b) 800,000 742,189
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 6.73%,
2/20/2030(a)(b) 350,000 335,783
1,077,972
UNITED STATES 6.1%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 143,250 120,665
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 143,977 140,296
260,961
Automobiles 1.7%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 265,817
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 220,255
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 692,473
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 477,891
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 606,075
2,262,511
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 701,112
Equipment Loans & Leases 0.6%
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 1,126,299 868,424
Other 3.1%
AMSR Trust
Series 2022-SFR3,
Class E1, 4.00%,
10/17/2039(b) 490,000 416,121
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 7.85%, 11/15/2036(a)
(b) 775,000 718,568
Progress Residential Trust
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 875,203
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 692,484
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 322,788
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 541,644
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 740,000 719,473
4,286,281
8,379,289
Total Asset-Backed Securities
(cost  $10,507,564) 9,457,261
Collateralized Mortgage Obligations 14.3%
BERMUDA 4.7%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 8.16%,
9/25/2031(a)(b) 1,030,000 911,704
Eagle RE Ltd., Series
2021-2, Class M2,
8.56%, 4/25/2034(a)(b) 1,370,000 1,339,225
Home RE Ltd., Series
2020-1, Class B1,
11.51%, 10/25/2030(a)
(b) 160,000 162,920
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
8.86%, 7/25/2029(a)(b) 1,520,000 1,486,314
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.71%,
4/25/2034(a)(b) 700,000 604,578
Radnor RE Ltd., Series
2021-1, Class M2,
7.46%, 12/27/2033(a)(b) 1,230,000 1,180,857
Traingle Re Ltd., Series
2020-1, Class B1,
12.26%, 10/25/2030(a)
(b) 150,000 152,934
Triangle Re Ltd., Series
2021-3, Class B1,
9.26%, 2/25/2034(a)(b) 440,000 356,660
6,195,192
0

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES 9.6%
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 10.31%,
10/25/2041(a)(b) 890,000 827,297
Series 2022-R01,
Class 1B2, 10.31%,
12/25/2041(a)(b) 880,000 792,262
Series 2022-R02,
Class 2M2, 7.31%,
1/25/2042(a)(b) 665,000 646,300
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 321,552 221,355
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 26,757 713
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 27,765 266
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 179,894 8,145
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 477,482 22,820
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 48,123 1,324
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 9.31%,
8/25/2033(a)(b) 955,000 775,959
Series 2022-DNA1,
Class B2, 11.41%,
1/25/2042(a)(b) 950,000 817,208
Series 2020-DNA5,
Class B2, 15.81%,
10/25/2050(a)(b) 145,000 171,564
Series 2020-DNA6,
Class B2, 9.96%,
12/25/2050(a)(b) 790,000 735,801
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 15.51%,
10/25/2048(a)(b) 1,090,000 1,221,994
Series 2019-HRP1,
Class B1, 8.56%,
2/25/2049(a)(b) 1,100,000 1,072,632
Series 2019-DNA3,
Class B2, 12.66%,
7/25/2049(a)(b) 720,000 745,322
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5,
Class B2, 11.71%,
11/25/2050(a)(b) 630,000 585,156
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 44,259,898 423,886
FNMA, Series 2021-R02,
Class 2B2, 10.51%,
11/25/2041(a)(b) 300,000 260,846
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 220,388 9,887
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 226,300 10,764
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 232,707 10,023
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 47,829 3,369
GNMA REMICS
Series 2013-84,
Class SC, IO, 2.14%,
3/16/2040(a) 53,660 2,773
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 71,058 7,452
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 106,084 15,105
Series 2016-5, Class
CS, IO, 1.66%,
1/20/2046(a) 107,395 9,495
Series 2016-20,
Class SB, IO, 1.61%,
2/20/2046(a) 105,586 9,328
Series 2016-17,
Class JS, IO, 1.61%,
2/20/2046(a) 85,666 8,000
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 63,607 11,801
Series 2016-88,
Class SM, IO, 1.61%,
7/20/2046(a) 114,511 13,619
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 102,782 21,475
Series 2016-118,
Class DS, IO, 1.61%,
9/20/2046(a) 135,736 18,921
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 67,554 12,029
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,217,123 220,637
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 424,758 73,007
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 16,614,683 167,793
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 31,091,125 187,022
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 27,839,394 167,460

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Series 2018-HRP2,
Class B1, 8.71%,
2/25/2047(a)(b) 1,310,000 1,354,032
Series 2018-HRP2,
Class B2, 15.01%,
2/25/2047(a)(b) 1,380,000 1,471,092
13,135,934
0
Total Collateralized Mortgage Obligations
(cost $19,786,325) 19,331,126
Commercial Mortgage-Backed Securities 7.1%
UNITED STATES 7.1%
BX Trust , Series 2021-
ARIA, Class D, 6.35%,
10/15/2036(a)(b) 1,500,000 1,424,909
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.47%,
10/10/2048(a) 1,350,000 1,107,635
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(a) 250,000 211,356
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.06%, 1/25/2051(a)
(b) 700,000 623,446
Series 2021-MN3,
Class M2, 8.31%,
11/25/2051(a)(b) 815,000 730,272
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
6.56%, 10/15/2036(a)(b) 350,000 322,460
Series 2021-IP, Class E,
8.01%, 10/15/2036(a)(b) 150,000 139,183
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 986,474
Med Trust , Series 2021-
MDLN, Class F, 8.46%,
11/15/2038(a)(b) 932,230 876,237
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 820,000 639,873
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.76%,
10/25/2049(a)(b) 471,520 446,302
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,432,975
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.54%, 10/15/2050(a) 810,000 706,529
Total Commercial Mortgage-Backed
Securities
(cost $10,845,317) 9,647,651
Corporate Bonds 55.7%
AUSTRALIA 0.5%
Banks 0.5%
National Australia
Bank Ltd., 6.43%,
1/12/2033(b) 645,000 670,484
BERMUDA 0.9%
Diversified Financial Services 0.7%
Four Lakes Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.50%), 10.92%,
1/7/2026(b)(c) 250,000 249,425
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.07%, 1/8/2026(b)(c) 250,000 249,750
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.69%),
11.69%, 1/8/2025(b)(c) 250,000 198,750
Mystic Re IV Ltd., Series
A, (3 Month Treasury Bill
Rate + 9.25%), 4.75%,
1/8/2026(b)(c) 250,000 249,275
947,200
Insurance 0.2%
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 12.82%,
1/8/2026(b)(c) 250,000 249,750
1,196,950
BRAZIL 2.7%
Airlines 0.9%
Gol Finance SA, 8.00%,
6/30/2026(b) 1,825,000 1,268,375
Electric Utilities 0.4%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 995,000 572,125
Food Products 0.7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 1,024,882
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,080,000 942,069
3,807,451

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 343,806
CANADA 1.8%
Banks 1.0%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,311,231
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c) 705,000 595,725
Oil, Gas & Consumable Fuels 0.4%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 581,504
2,488,460
CAYMAN ISLANDS 0.4%
Insurance 0.4%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 7.98%), 12.52%,
12/6/2024(b)(c) 250,000 235,800
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.55%,
1/6/2026(b)(c) 250,000 236,250
472,050
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(d) 455,000 359,908
FRANCE 1.9%
Banks 1.4%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,390,070
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 492,953
1,883,023
Diversified Telecommunication Services 0.5%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 729,976
2,612,999
GHANA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 737,438
HONG KONG 0.1%
Marine 0.1%
Seaspan Corp., 5.50%,
8/1/2029(b) 185,000 140,537
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 457,587
ITALY 4.3%
Banks 1.5%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(c) 760,000 831,383
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 1,260,000 1,171,280
2,002,663
Electric Utilities 1.8%
Enel Finance International
NV
5.00%, 6/15/2032(b) 1,915,000 1,824,731
7.75%, 10/14/2052(b) 505,000 601,168
2,425,899
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 587,267
Specialty Retail 0.6%
Shiba Bidco SpA, 4.50%,
10/31/2028(b) EUR 855,000 796,128
5,811,957

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 2.2%
Banks 0.7%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c) 950,000 981,363
Capital Markets 1.5%
Nomura Holdings, Inc.,
5.61%, 7/6/2029 2,000,000 2,036,882
3,018,245
LUXEMBOURG 0.7%
Biotechnology 0.7%
Cidron Aida Finco Sarl,
5.00%, 4/1/2028(b) EUR 1,027,000 1,003,569
MEXICO 2.2%
Airlines 0.8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,095,893
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 562,849
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB
de CV, 2.50%,
12/30/2027(b)(e) 440,606 348,183
Oil, Gas & Consumable Fuels 0.7%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 893,150
2,900,075
NETHERLANDS 1.9%
Banks 0.8%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(d)(f) 1,510,000 1,138,075
Construction & Engineering 1.1%
Promontoria Holding 264
BV
6.38%, 3/1/2027(b) EUR 745,000 765,705
7.88%, 3/1/2027(b) 690,000 652,760
1,418,465
2,556,540
PORTUGAL 0.9%
Airlines 0.9%
Transportes Aereos
Portugueses SA, Reg.
S, 5.63%, 12/2/2024 EUR 1,100,000 1,147,922
Corporate Bonds
Principal
Amount ($) Value ($)
SINGAPORE 1.0%
Consumer Finance 0.8%
Avation Capital SA, 6.50%,
10/31/2026(b)(g) 1,239,601 1,053,144
Insurance 0.2%
Alamo Re II Pte. Ltd.,
Series A, (T-BILL 1MO
+ 5.52%), 10.06%,
6/8/2023(b)(c) 250,000 249,500
1,302,644
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American Capital
plc, 4.75%, 3/16/2052(b) 580,000 525,807
SPAIN 0.3%
Banks 0.3%
CaixaBank SA, (SOFR
+ 2.70%), 6.21%,
1/18/2029(b)(c) 465,000 471,690
SWITZERLAND 1.6%
Capital Markets 0.9%
UBS Group AG, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
2.20%), 5.96%,
1/12/2034(b)(c) 1,110,000 1,169,209
Consumer Finance 0.7%
VistaJet Malta Finance plc
7.88%, 5/1/2027(b) 445,000 431,650
6.38%, 2/1/2030(b) 655,000 577,644
1,009,294
2,178,503
UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 490,000 463,050
UNITED KINGDOM 5.3%
Banks 4.3%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(c) 1,025,000 1,111,718
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c) 615,000 619,370
HSBC Holdings plc
(SOFR + 3.35%),
7.39%, 11/3/2028(c) 1,030,000 1,122,815
(SOFR + 2.87%),
5.40%, 8/11/2033(c) 640,000 639,159

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 4.98%,
8/11/2033(c) 460,000 449,235
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(c) 870,000 993,903
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 819,035
5,755,235
Diversified Financial Services 0.2%
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.18%),
12.76%, 1/8/2025(b)(c) 250,000 222,375
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 385,451
Oil, Gas & Consumable Fuels 0.2%
SCC Power plc
4.00%, 12/31/2028(b)(g) 720,115 217,163
0.00%, 5/17/2032(b)(g) 390,062 12,698
229,861
Road & Rail 0.3%
Ashtead Capital, Inc.,
5.50%, 8/11/2032(b) 335,000 336,020
6,928,942
UNITED STATES 24.9%
Aerospace & Defense 0.4%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 602,330
Air Freight & Logistics 0.5%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 880,000 616,000
Airlines 0.5%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 183,772
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 535,000 548,364
732,136
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 697,061
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles 0.2%
Ford Motor Co., 6.10%,
8/19/2032 210,000 206,063
Banks 3.6%
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 550,000 547,056
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 1,006,301
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.93%),
5.07%, 1/24/2034(c) 310,000 312,696
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 1,255,000 1,233,114
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(f) 700,000 697,084
(SOFR + 2.09%),
5.85%, 10/21/2033(c) 1,080,000 1,159,704
4,955,955
Building Products 0.2%
Fortune Brands
Innovations, Inc., 4.50%,
3/25/2052 185,000 149,341
MIWD Holdco II LLC,
5.50%, 2/1/2030(b) 65,000 54,046
203,387
Capital Markets 2.6%
Bank of New York Mellon
Corp. (The)
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 575,000 622,743
(SOFR + 1.51%),
4.71%, 2/1/2034(c) 230,000 229,019
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(c) 715,000 693,421
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(c) 295,000 301,468
Northern Trust Corp.,
6.13%, 11/2/2032(f) 1,576,000 1,732,790
3,579,441
Chemicals 1.3%
Albemarle Corp.
5.05%, 6/1/2032 201,000 198,730
5.65%, 6/1/2052(f) 759,000 760,007
Celanese US Holdings
LLC, 6.38%, 7/15/2032 400,000 402,941

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 363,805
1,725,483
Commercial Services & Supplies 0.7%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(b) EUR 480,000 433,120
4.63%, 6/1/2028(b) 225,000 193,237
6.00%, 6/1/2029(b) 310,000 249,426
875,783
Construction & Engineering 0.2%
Artera Services LLC,
9.03%, 12/4/2025(b) 374,148 319,882
Consumer Finance 2.4%
Capital One Financial
Corp., (SOFR + 2.60%),
1.00%, 2/1/2034(c) 275,000 277,130
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 209,920
3.63%, 6/17/2031 1,500,000 1,247,642
General Motors Financial
Co., Inc., 6.40%,
1/9/2033 1,365,000 1,418,936
3,153,628
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(b)(f) 650,000 526,195
Electric Utilities 1.0%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 1,056,624
Entergy Louisiana LLC,
4.75%, 9/15/2052 220,000 212,123
1,268,747
Electrical Equipment 0.8%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 538,912
Regal Rexnord Corp.,
6.30%, 2/15/2030(b)(f) 595,000 606,699
1,145,611
Energy Equipment & Services 0.4%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b)(f) 120,000 124,526
Transocean, Inc., 8.75%,
2/15/2030(b) 355,000 366,005
490,531
Equity Real Estate Investment Trusts (REITs) 1.6%
HAT Holdings I LLC,
3.38%, 6/15/2026(b) 586,000 520,075
Sun Communities
Operating LP, 5.70%,
1/15/2033 640,000 651,289
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 1,027,406
2,198,770
Food Products 0.8%
JBS USA LUX SA
5.75%, 4/1/2033(b) 355,000 348,099
6.50%, 12/1/2052(b) 705,000 720,150
1,068,249
Health Care Providers & Services 0.2%
Elevance Health, Inc.,
6.10%, 10/15/2052 275,000 313,008
Hotels, Restaurants & Leisure 0.3%
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 431,775
Insurance 1.3%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 1,009,187
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 478,637
New York Life Global
Funding, 4.55%,
1/28/2033(b) 380,000 381,072
1,868,896
Machinery 0.2%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 320,000 235,122
Media 1.3%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(b) 1,610,000 1,312,150
CSC Holdings LLC,
4.63%, 12/1/2030(b) 800,000 473,042
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 322,000 6,440
1,791,632
Metals & Mining 0.4%
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 460,000 370,394
TMS International Corp.,
6.25%, 4/15/2029(b)(f) 194,000 145,721
516,115
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP,
3.60%, 9/1/2032 185,000 160,852

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(d) 1,698,000 1,551,123
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 548,625
2,260,600
Professional Services 0.6%
CoreLogic, Inc., 4.50%,
5/1/2028(b) 945,000 751,275
Real Estate Management & Development 0.3%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 463,433
Specialty Retail 0.3%
AutoNation, Inc., 3.85%,
3/1/2032 495,000 418,984
Thrifts & Mortgage Finance 0.3%
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 485,000 417,027
33,833,119
Total Corporate Bonds
(cost $82,596,199) 75,429,733
Municipal Bond 0.5%
ARIZONA 0.5%
Arizona Industrial
Development
AuthorityRB, Series
A,3.00%, 2/1/2045 800,000 653,471
Total Municipal Bond
(cost $682,602) 653,471
Foreign Government Securities 0.7%
MEXICO 0.4%
United Mexican States
5.40%, 2/9/2028 245,000 251,547
6.35%, 2/9/2035 245,000 260,079
511,626
SERBIA 0.3%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 396,775
Total Foreign Government Securities
(cost $1,173,738) 908,401
Common Stock 0.1%
Shares Value ($)
MEXICO 0.1%
Airlines 0.1%
Grupo Aeromexico SAB de
CV *∞(f) 21,107 179,343
Total Common Stock
(cost $345,000) 179,343
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 21,088 0
Total Warrants
(cost $0)
0
Loan Participations 3.5%
Principal
Amount ($)
UNITED STATES 3.5%
Aerospace & Defense 0.3%
Propulsion (BC) Newco
LLC, Term Loan, (SOFR
+ 4.00%), 8.58%,
9/14/2029 (c) 420,000 415,275
Homefurnishing Retail 0.5%
Osmosis Buyer Ltd.,
Term Loan B, (SOFR
+ 4.00%), 7.90%,
7/31/2028 (c) 733,299 717,716
Industrial Services 0.2%
LaserShip, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.50%),
9.23%, 5/7/2028 (c) 335,750 247,931
Media 0.5%
Radiate Holdco LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
7.82%, 9/25/2026 (c) 826,650 687,980
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
8.07%, 10/12/2028 (c) 681,375 664,341
Oil & Gas Services 1.3%
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.10%,
3/4/2025 (c) 1,758,789 1,802,759

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Professional Services 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD
1 Month + 4.25%),
8.82%, 12/15/2028 (c) 275,220 234,592
Total Loan Participations
(cost $5,010,242)
4,770,594
Convertible Bonds 1.3%
Airlines 0.7%
Air Canada, 4.00%,
7/1/2025 803,000 1,046,711
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 1,019,000 692,920
Pharmaceuticals 0.1%
Tricida, Inc., 3.50%,
5/15/2027 (i) 715,000 100,100
Total Convertible Bond
(cost  $2,552,336) 1,839,731
Convertible Preferred Stock 0.5%
Banks 0.5%
Wells Fargo & Co., 7.50%, 518 651,639
Total Convertible Preferred Stock
(cost  $729,065) 651,639
Repurchase Agreement 3.1%
CF Secured, LLC 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase
price $4,162,829,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$4,246,085. (j) 4,162,333 4,162,333
Total Repurchase
Agreement
(cost $4,162,333)
4,162,333
Total Investments
(cost $138,390,721) — 93.8% 127,031,283
Other assets in excess of liabilities — 6.2% 8,431,209
NET ASSETS — 100.0%
$ 135,462,492
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2023.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2023 was $78,096,948 which
represents 57.65% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2023.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2023. The maturity date reflects the next call date.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2023.
(f) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $4,828,478, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $4,162,333 and by
$824,630 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $4,986,963.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security in default.
(j) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2023 was
$4,162,333.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 21
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.32 USD 34,000,000 512,470 (1,615,366) (1,102,896)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.72 USD 20,000,000 (54,292) (217,050) (271,342)
458,178 (1,832,416) (1,374,238)
As of January 31, 2023, the Fund had $2,189,354 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Forward Foreign Currency Contracts outstanding as of January 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,737,556 EUR 5,275,000 JPMorgan Chase Bank 2/21/2023 (3,981)
USD 377,856 GBP 307,825 HSBC Bank, N.A. 2/21/2023 (1,795)
USD 174,871 MXN 3,497,135 HSBC Bank, N.A. 3/29/2023 (9,022)
Total unrealized depreciation (14,798)
Net unrealized depreciation (14,798)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 50 3/2023 USD 10,282,422 39,509
U.S. Treasury 5 Year Note 19 3/2023 USD 2,075,602 (8,850)
U.S. Treasury Long Bond 3 3/2023 USD 389,625 (195)
Total long contracts 30,464
Short Contracts
Euro-Bobl (9) 3/2023 EUR (1,147,704) 23,022
Euro-Bund (22) 3/2023 EUR (3,272,365) 111,142
U.S. Treasury 10 Year Note (166) 3/2023 USD (19,009,594) (83,446)
U.S. Treasury 10 Year Ultra Note (179) 3/2023 USD (21,695,359) (351,755)
U.S. Treasury Ultra Bond (32) 3/2023 USD (4,536,000) (250,831)
USD 10 Year Interest Rate Swap (27) 3/2023 USD (2,816,438) 9,827
Total short contracts (542,041)
Net contracts (511,577)
As of January 31, 2023, the Fund had $1,233,092 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,457,261 $ – $ 9,457,261
Collateralized Mortgage Obligations – 19,331,126 – 19,331,126
Commercial Mortgage-Backed Securities – 9,647,651 – 9,647,651
Common Stock – 179,343 – 179,343
Convertible Bonds – 1,839,731 – 1,839,731
Convertible Preferred Stock 651,639 – – 651,639
Corporate Bonds – 75,429,733 – 75,429,733
Foreign Government Securities – 908,401 – 908,401
Futures Contracts 183,500 – – 183,500
Loan Participations – 4,770,594 – 4,770,594

24 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets:
Municipal Bond $ – $ 653,471 $ – $ 653,471
Repurchase Agreement – 4,162,333 – 4,162,333
Warrants – – – –
Total Assets $ 835,139 $ 126,379,644 $ – $ 127,214,783
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,832,416) $ – $ (1,832,416)
Forward Foreign Currency Contracts – (14,798) – (14,798)
Futures Contracts (695,077) – – (695,077)
Total Liabilities $ (695,077) $ (1,847,214) $ – $ (2,542,291)
Total $ 140,062 $ 124,532,430 $ – $ 124,672,492
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Amundi Strategic Income Fund - January 31, 2023 (Unaudited) - Statement of Investments - 25
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:

26 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 183,500
Total $ 183,500
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (1,832,416)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (14,798)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (695,077)
Total $ (2,542,291)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 8.5%
Banks 0.7%
National Australia Bank Ltd. (a) 50,000 1,126,975
Capital Markets 0.8%
Macquarie Group Ltd. 10,000 1,334,038
Commercial Services & Supplies 0.7%
Brambles Ltd. 138,000 1,173,379
Equity Real Estate Investment Trusts (REITs) 0.4%
Goodman Group 50,000 714,979
Health Care Providers & Services 0.6%
Sonic Healthcare Ltd. 45,000 1,006,284
Metals & Mining 4.5%
BHP Group Ltd. (a) 115,000 4,027,691
Glencore plc 225,000 1,510,662
Rio Tinto plc 27,000 2,110,762
7,649,115
Multiline Retail 0.8%
Wesfarmers Ltd. (a) 40,000 1,411,440
14,416,210
BRAZIL 0.8%
Chemicals 0.3%
Yara International ASA 12,000 532,983
Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR 65,000 754,000
1,286,983
CANADA 1.5%
Chemicals 0.7%
Nutrien Ltd. 15,000 1,241,667
Oil, Gas & Consumable Fuels 0.8%
Suncor Energy, Inc. 40,000 1,388,298
2,629,965
CHINA 0.7%
Automobiles 0.3%
BYD Co. Ltd.
, Class H
15,000 472,316
Interactive Media & Services 0.4%
Tencent Holdings Ltd. 15,000 731,107
Internet & Direct Marketing Retail 0.0%
†
Meituan
, Class B
Reg. S *(b) 1,500 33,418
1,236,841
COLOMBIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR 40,000 455,600
DENMARK 2.6%
Marine 0.8%
AP Moller - Maersk A/S
, Class B
600 1,304,936
Pharmaceuticals 1.8%
Novo Nordisk A/S
, Class B
23,000 3,185,123
4,490,059
FINLAND 0.5%
Banks 0.5%
Nordea Bank Abp 70,000 816,316
Common Stocks
Shares Value ($)
FRANCE 11.2%
Banks 0.6%
BNP Paribas SA 15,000 1,028,176
Building Products 0.7%
Cie de Saint-Gobain 20,000 1,145,333
Chemicals 1.4%
Air Liquide SA 15,000 2,390,457
Insurance 1.1%
AXA SA 60,000 1,870,407
IT Services 0.4%
Capgemini SE 4,000 758,553
Oil, Gas & Consumable Fuels 1.5%
TotalEnergies SE 40,000 2,485,092
Personal Products 1.5%
L'Oreal SA 6,000 2,478,492
Pharmaceuticals 1.0%
Sanofi 17,500 1,719,667
Textiles, Apparel & Luxury Goods 3.0%
Hermes International 900 1,686,688
LVMH Moet Hennessy Louis
Vuitton SE 4,000 3,494,337
5,181,025
19,057,202
GERMANY 7.0%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered) 33,000 1,413,517
Automobiles 0.8%
Bayerische Motoren Werke AG 13,000 1,316,898
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 50,000 1,112,390
Industrial Conglomerates 1.1%
Siemens AG (Registered) 12,000 1,864,388
Insurance 1.4%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 7,000 2,521,123
Pharmaceuticals 1.5%
Bayer AG (Registered) 20,000 1,240,543
Merck KGaA 6,000 1,247,494
2,488,037
Semiconductors & Semiconductor Equipment 0.7%
Infineon Technologies AG 32,500 1,162,527
11,878,880
HONG KONG 1.9%
Capital Markets 0.4%
Hong Kong Exchanges & Clearing
Ltd. 14,000 629,246
Insurance 1.0%
AIA Group Ltd. 150,000 1,693,876
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 140,000 894,496
3,217,618

28 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
INDIA 0.6%
IT Services 0.6%
Infosys Ltd., ADR 50,000 940,000
ISRAEL 0.9%
Banks 0.4%
Bank Leumi Le-Israel BM 80,000 706,533
Software 0.5%
Check Point Software
Technologies Ltd. * 6,000 763,200
1,469,733
ITALY 3.3%
Automobiles 0.6%
Ferrari NV 4,000 997,466
Banks 0.9%
UniCredit SpA 80,000 1,559,031
Electric Utilities 0.5%
Enel SpA 150,000 882,902
Electrical Equipment 0.8%
Prysmian SpA 35,000 1,426,737
Insurance 0.5%
Assicurazioni Generali SpA 40,000 779,678
5,645,814
JAPAN 20.1%
Automobiles 1.5%
Honda Motor Co. Ltd. 35,000 868,131
Suzuki Motor Corp. 20,000 753,174
Toyota Motor Corp. 60,000 870,518
2,491,823
Banks 1.2%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,467,987
Sumitomo Mitsui Financial Group,
Inc. 15,000 652,714
2,120,701
Beverages 0.6%
Kirin Holdings Co. Ltd. 65,000 1,001,123
Chemicals 0.9%
Shin-Etsu Chemical Co. Ltd. 10,000 1,489,455
Electrical Equipment 0.6%
Mitsubishi Electric Corp. 100,000 1,101,075
Electronic Equipment, Instruments & Components 0.6%
Murata Manufacturing Co. Ltd. 17,000 976,719
Entertainment 0.8%
Nintendo Co. Ltd. 30,000 1,297,437
Health Care Equipment & Supplies 1.3%
Hoya Corp. 12,000 1,321,391
Olympus Corp. 45,000 845,423
2,166,814
Household Durables 1.3%
Panasonic Holdings Corp. 80,000 741,936
Sekisui Chemical Co. Ltd. 40,000 560,087
Sony Group Corp. 10,000 892,700
2,194,723
Industrial Conglomerates 0.6%
Hitachi Ltd. 20,000 1,050,171
Common Stocks
Shares Value ($)
JAPAN
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 50,000 1,173,651
IT Services 1.2%
Fujitsu Ltd. 7,000 1,002,476
NEC Corp. 30,000 1,083,190
2,085,666
Leisure Products 0.5%
Shimano, Inc. 5,000 897,431
Personal Products 0.5%
Kao Corp. 20,000 815,501
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 90,000 1,328,368
Chugai Pharmaceutical Co. Ltd. 40,000 1,037,580
2,365,948
Professional Services 0.8%
Recruit Holdings Co. Ltd. 43,000 1,380,275
Semiconductors & Semiconductor Equipment 1.8%
Advantest Corp. 15,000 1,072,464
Renesas Electronics Corp. * 75,000 773,188
Tokyo Electron Ltd. 3,500 1,228,222
3,073,874
Specialty Retail 0.5%
Fast Retailing Co. Ltd. (a) 1,300 788,885
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. 40,000 888,263
Tobacco 0.3%
Japan Tobacco, Inc. (a) 25,000 509,002
Trading Companies & Distributors 1.8%
ITOCHU Corp. 40,000 1,293,147
Mitsubishi Corp. 35,000 1,171,767
Sumitomo Corp. 40,000 718,031
3,182,945
Wireless Telecommunication Services 0.7%
KDDI Corp. 37,000 1,156,040
34,207,522
LUXEMBOURG 0.5%
Metals & Mining 0.5%
ArcelorMittal SA 30,000 927,588
NETHERLANDS 4.7%
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize NV 50,000 1,490,057
Oil, Gas & Consumable Fuels 1.0%
Shell plc 60,000 1,762,335
Professional Services 1.6%
Randstad NV 20,000 1,280,805
Wolters Kluwer NV 13,000 1,416,828
2,697,633
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV (Registered),
NYRS 3,000 1,982,520
7,932,545
NORWAY 1.5%
Banks 0.5%
DNB Bank ASA 50,000 934,093

Nationwide Bailard International Equities Fund - January 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
NORWAY
Metals & Mining 1.0%
Norsk Hydro ASA 200,000 1,620,395
2,554,488
PORTUGAL 0.9%
Electric Utilities 0.4%
EDP - Energias de Portugal SA 150,000 745,511
Food & Staples Retailing 0.5%
Jeronimo Martins SGPS SA 40,000 868,058
1,613,569
SINGAPORE 3.0%
Banks 1.6%
DBS Group Holdings Ltd. 65,000 1,779,397
Oversea-Chinese Banking Corp.
Ltd. 100,000 986,878
2,766,275
Industrial Conglomerates 0.4%
Keppel Corp. Ltd. 125,000 721,590
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV 35,000 1,653,946
5,141,811
SOUTH AFRICA 1.1%
Metals & Mining 1.1%
Anglo American plc 45,000 1,939,706
SOUTH KOREA 1.1%
Banks 0.5%
KB Financial Group, Inc. 20,000 911,272
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd. 20,000 999,678
1,910,950
SPAIN 2.7%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,407,629
Electric Utilities 0.9%
Iberdrola SA 125,000 1,461,740
Gas Utilities 0.4%
Naturgy Energy Group SA 25,000 708,281
Specialty Retail 0.6%
Industria de Diseno Textil SA 30,000 936,839
4,514,489
SWEDEN 0.5%
Machinery 0.5%
Atlas Copco AB
, Class B
75,000 789,116
SWITZERLAND 2.4%
Capital Markets 0.5%
UBS Group AG (Registered) 40,000 851,693
Insurance 0.9%
Zurich Insurance Group AG 3,000 1,483,725
Pharmaceuticals 1.0%
Novartis AG (Registered) 20,000 1,808,813
4,144,231
Common Stocks
Shares Value ($)
TAIWAN 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 927,300
UNITED KINGDOM 13.2%
Aerospace & Defense 1.2%
BAE Systems plc 200,000 2,113,704
Banks 1.4%
Barclays plc 570,000 1,307,220
HSBC Holdings plc 150,000 1,105,841
2,413,061
Beverages 1.3%
Diageo plc 50,000 2,172,381
Capital Markets 0.7%
3i Group plc 60,000 1,169,991
Electric Utilities 0.4%
SSE plc 35,000 747,149
Hotels, Restaurants & Leisure 0.8%
Compass Group plc 55,000 1,311,305
Household Products 0.8%
Reckitt Benckiser Group plc 18,000 1,281,812
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd. 200,000 1,276,767
Oil, Gas & Consumable Fuels 1.4%
BP plc 400,000 2,420,099
Personal Products 1.2%
Unilever plc 40,000 2,043,555
Pharmaceuticals 1.3%
AstraZeneca plc, ADR 35,000 2,287,950
Professional Services 0.9%
RELX plc 50,000 1,486,078
Textiles, Apparel & Luxury Goods 1.1%
Burberry Group plc 60,000 1,824,932
22,548,784
UNITED STATES 6.3%
Automobiles 0.6%
Stellantis NV 65,000 1,019,289
Electrical Equipment 1.0%
Schneider Electric SE 10,000 1,621,573
Food Products 1.6%
Nestle SA (Registered) 23,000 2,806,723
Pharmaceuticals 2.3%
GSK plc 65,000 1,135,096
Roche Holding AG 9,000 2,812,801
3,947,897
Trading Companies & Distributors 0.8%
Ferguson plc 10,000 1,407,017
10,802,499
Total Common Stocks
(cost $139,271,439) 167,495,819

30 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Exchange Traded Fund 0.3%
Shares Value ($)
UNITED STATES 0.3%
VanEck Vietnam ETF 35,000 451,150
Total Exchange Traded Fund
(cost $622,056) 451,150
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC, 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase price
$1,182,594, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052; total
market value $1,206,245.(c) 1,182,453 1,182,453
Total Repurchase Agreement
(cost $1,182,453) 1,182,453
Total Investments
(cost $141,075,948) — 99.3% 169,129,422
Other assets in excess of liabilities — 0.7% 1,149,836
NET ASSETS — 100.0%
$ 170,279,258
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $4,053,815, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,182,453 and by $3,141,005 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.38%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$4,323,458.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $33,418 which represents 0.02% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $1,182,453.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Bailard International Equities Fund - January 31, 2023 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 2,113,704 $ – $ 2,113,704
Air Freight & Logistics – 1,413,517 – 1,413,517
Automobiles – 6,297,792 – 6,297,792
Banks – 15,790,062 – 15,790,062
Beverages – 3,173,504 – 3,173,504
Building Products – 1,145,333 – 1,145,333
Capital Markets – 3,984,968 – 3,984,968
Chemicals 1,241,667 4,412,895 – 5,654,562
Commercial Services & Supplies – 1,173,379 – 1,173,379
Diversified Telecommunication Services – 1,112,390 – 1,112,390
Electric Utilities – 3,837,302 – 3,837,302
Electrical Equipment – 4,149,385 – 4,149,385
Electronic Equipment, Instruments &
Components – 976,719 – 976,719
Entertainment – 1,297,437 – 1,297,437
Equity Real Estate Investment Trusts (REITs) – 714,979 – 714,979
Food & Staples Retailing – 2,358,115 – 2,358,115
Food Products – 2,806,723 – 2,806,723
Gas Utilities – 708,281 – 708,281
Health Care Equipment & Supplies – 2,166,814 – 2,166,814
Health Care Providers & Services – 1,006,284 – 1,006,284
Hotels, Restaurants & Leisure – 1,311,305 – 1,311,305
Household Durables – 2,194,723 – 2,194,723
Household Products – 1,281,812 – 1,281,812
Industrial Conglomerates – 4,912,916 – 4,912,916
Insurance – 9,522,460 – 9,522,460
Interactive Media & Services – 731,107 – 731,107
Internet & Direct Marketing Retail – 33,418 – 33,418
IT Services 940,000 2,844,219 – 3,784,219
Leisure Products – 897,431 – 897,431
Machinery – 789,116 – 789,116
Marine – 1,304,936 – 1,304,936
Metals & Mining – 12,136,804 – 12,136,804
Multiline Retail – 1,411,440 – 1,411,440
Oil, Gas & Consumable Fuels 2,597,898 6,667,526 – 9,265,424
Personal Products – 5,337,548 – 5,337,548
Pharmaceuticals 2,287,950 15,515,485 – 17,803,435
Professional Services – 5,563,986 – 5,563,986
Real Estate Management & Development – 894,496 – 894,496
Semiconductors & Semiconductor
Equipment 2,909,820 5,890,347 – 8,800,167
Software 763,200 – – 763,200
Specialty Retail – 1,725,724 – 1,725,724
Technology Hardware, Storage & Peripherals – 1,887,941 – 1,887,941
Textiles, Apparel & Luxury Goods – 7,005,957 – 7,005,957
Tobacco – 509,002 – 509,002
Trading Companies & Distributors – 4,589,962 – 4,589,962
Wireless Telecommunication Services – 1,156,040 – 1,156,040
Total Common Stocks $ 10,740,535 $ 156,755,284 $ – $ 167,495,819
Exchange Traded Fund 451,150 – – 451,150
Repurchase Agreement – 1,182,453 – 1,182,453
Total $ 11,191,685 $ 157,937,737 $ – $ 169,129,422
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - January 31, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks 98.9%
Shares Value ($)
BRAZIL 0.8%
Internet & Direct Marketing Retail 0.8%
MercadoLibre, Inc. * 359 424,227
CANADA 2.1%
Road & Rail 2.1%
Canadian Pacific Railway Ltd. 13,147 1,037,298
CHINA 1.0%
Automobiles 0.5%
Li Auto, Inc., ADR * 9,454 235,405
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Internet & Direct Marketing Retail 0.5%
Meituan
, Class B
Reg. S *(a) 11,580 257,987
493,392
DENMARK 1.0%
Biotechnology 1.0%
Genmab A/S * 1,275 498,742
FINLAND 1.4%
Machinery 1.4%
Metso Outotec OYJ 63,042 722,418
FRANCE 5.6%
Auto Components 1.1%
Cie Generale des Etablissements
Michelin SCA 18,024 571,997
Banks 1.2%
Societe Generale SA 19,686 585,181
Food Products 1.0%
Danone SA 9,379 513,269
Insurance 2.3%
AXA SA 35,847 1,117,475
2,787,922
GERMANY 1.2%
Machinery 1.2%
Knorr-Bremse AG 8,913 583,447
INDIA 1.3%
Banks 1.3%
Axis Bank Ltd., GDR Reg. S 12,548 669,174
INDONESIA 0.7%
Banks 0.7%
Bank Mandiri Persero Tbk. PT 503,300 334,728
ITALY 1.1%
Electrical Equipment 1.1%
Prysmian SpA 12,955 528,096
JAPAN 5.3%
Banks 0.6%
Mitsubishi UFJ Financial Group,
Inc. 42,500 311,947
Diversified Telecommunication Services 0.7%
Nippon Telegraph & Telephone
Corp. 11,500 344,360
Household Durables 1.6%
Sony Group Corp. 8,900 794,504
Common Stocks
Shares Value ($)
JAPAN
Professional Services 1.0%
TechnoPro Holdings, Inc. 16,114 501,143
Wireless Telecommunication Services 1.4%
SoftBank Group Corp. 14,400 686,355
2,638,309
NETHERLANDS 1.4%
Health Care Equipment & Supplies 1.4%
Koninklijke Philips NV 40,403 699,959
NORWAY 3.1%
Metals & Mining 1.1%
Norsk Hydro ASA 69,169 560,405
Oil, Gas & Consumable Fuels 2.0%
Equinor ASA 33,056 1,004,210
1,564,615
SWITZERLAND 0.9%
Health Care Equipment & Supplies 0.9%
Alcon, Inc. 5,860 441,858
UNITED KINGDOM 11.1%
Capital Markets 1.8%
London Stock Exchange Group plc 9,931 909,866
Chemicals 2.5%
Linde plc 3,761 1,244,666
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 14,758 584,873
Personal Products 1.4%
Unilever plc 14,169 718,445
Pharmaceuticals 1.5%
AstraZeneca plc 5,720 748,395
Software 1.2%
Sage Group plc (The) 64,719 620,829
Trading Companies & Distributors 1.5%
Ashtead Group plc 11,320 745,241
5,572,315
UNITED STATES 60.9%
Auto Components 1.6%
Aptiv plc * 7,165 810,290
Automobiles 0.2%
Rivian Automotive, Inc.
, Class A
* 4,322 83,847
Banks 2.2%
SVB Financial Group * 1,129 341,455
Wells Fargo & Co. 16,365 767,027
1,108,482
Biotechnology 3.2%
AbbVie, Inc. 5,506 813,512
Vertex Pharmaceuticals, Inc. * 2,514 812,273
1,625,785
Capital Markets 2.4%
Ameriprise Financial, Inc. 3,407 1,192,859
Chemicals 1.3%
Ecolab, Inc. 4,216 652,763

34 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 2.4%
Montrose Environmental Group,
Inc. * 12,774 691,840
MSA Safety, Inc. 3,778 515,281
1,207,121
Consumer Finance 0.9%
SLM Corp. 24,598 432,187
Electrical Equipment 1.7%
Regal Rexnord Corp. 2,778 386,698
Shoals Technologies Group, Inc.
,
Class A
* 15,752 439,323
826,021
Electronic Equipment, Instruments & Components 0.9%
Zebra Technologies Corp.
, Class
A
* 1,486 469,843
Entertainment 2.5%
Electronic Arts, Inc. 4,764 613,032
Netflix, Inc. * 1,794 634,824
1,247,856
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 1,351 690,550
Health Care Providers & Services 3.7%
Laboratory Corp. of America
Holdings 2,659 670,387
UnitedHealth Group, Inc. 2,397 1,196,559
1,866,946
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp. 7,374 804,799
Sweetgreen, Inc.
, Class A
*(b) 19,428 201,468
1,006,267
Insurance 1.8%
Marsh & McLennan Cos., Inc. 5,038 881,197
IT Services 6.9%
Akamai Technologies, Inc. * 11,536 1,026,127
Fidelity National Information
Services, Inc. 7,927 594,842
Okta, Inc. * 3,600 264,996
Snowflake, Inc.
, Class A
* 1,586 248,114
Visa, Inc.
, Class A
(b) 5,837 1,343,736
3,477,815
Leisure Products 0.8%
Brunswick Corp. 4,496 379,148
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc.
, Class
A
* 1,299 607,231
Machinery 1.9%
Ingersoll Rand, Inc. 16,762 938,672
Oil, Gas & Consumable Fuels 2.4%
Hess Corp. 7,939 1,192,120
Pharmaceuticals 1.8%
Eli Lilly & Co. 2,602 895,478
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. * 5,545 416,707
Micron Technology, Inc. 8,710 525,213
MKS Instruments, Inc. 2,897 296,421
ON Semiconductor Corp. *(b) 4,476 328,762
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Universal Display Corp. 5,195 688,493
2,255,596
Software 10.8%
Adobe, Inc. * 2,729 1,010,658
Cadence Design Systems, Inc. * 3,707 677,751
Microsoft Corp. 7,436 1,842,714
Salesforce, Inc. * 3,145 528,266
Splunk, Inc. * 4,058 388,635
VMware, Inc.
, Class A
* 8,071 988,455
5,436,479
Specialty Retail 2.4%
TJX Cos., Inc. (The) 14,887 1,218,650
30,503,203
Total Common Stocks
(cost $38,393,363) 49,499,703
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC, 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase price
$146,439, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052; total
market value $149,367.(c) 146,421 146,421
Total Repurchase Agreement
(cost $146,421) 146,421
Total Investments
(cost $38,539,784) — 99.2% 49,646,124
Other assets in excess of liabilities — 0.8% 408,830
NET ASSETS — 100.0%
$ 50,054,954

Nationwide Global Sustainable Equity Fund - January 31, 2023 (Unaudited) - Statement of Investments - 35
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is r estricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $257,987 which represents 0.52% of net assets.
(b) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $1,810,626, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $146,421 and by $1,678,052 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 2/23/2023 – 5/15/2052, a total value of $1,824,473.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $146,421.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

36 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Global Sustainable Equity Fund - January 31, 2023 (Unaudited) - Statement of Investments - 37
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ 810,290 $ 571,997 $ – $ 1,382,287
Automobiles 319,252 – – 319,252
Banks 1,108,482 1,901,030 – 3,009,512
Biotechnology 1,625,785 498,742 – 2,124,527
Capital Markets 1,192,859 909,866 – 2,102,725
Chemicals 1,897,429 – – 1,897,429
Commercial Services & Supplies 1,207,121 – – 1,207,121
Consumer Finance 432,187 – – 432,187
Diversified Telecommunication Services – 344,360 – 344,360
Electrical Equipment 826,021 528,096 – 1,354,117
Electronic Equipment, Instruments &
Components 469,843 584,873 – 1,054,716
Entertainment 1,247,856 – – 1,247,856
Food & Staples Retailing 690,550 – – 690,550
Food Products – 513,269 – 513,269
Health Care Equipment & Supplies – 1,141,817 – 1,141,817
Health Care Providers & Services 1,866,946 – – 1,866,946
Hotels, Restaurants & Leisure 1,006,267 – – 1,006,267
Household Durables – 794,504 – 794,504
Insurance 881,197 1,117,475 – 1,998,672
Internet & Direct Marketing Retail 424,227 257,987 – 682,214
IT Services 3,477,815 – – 3,477,815
Leisure Products 379,148 – – 379,148
Life Sciences Tools & Services 607,231 – – 607,231
Machinery 938,672 1,305,865 – 2,244,537
Metals & Mining – 560,405 – 560,405
Oil, Gas & Consumable Fuels 1,192,120 1,004,210 – 2,196,330
Personal Products – 718,445 – 718,445
Pharmaceuticals 895,478 748,395 – 1,643,873
Professional Services – 501,143 – 501,143
Road & Rail 1,037,298 – – 1,037,298
Semiconductors & Semiconductor
Equipment 2,255,596 – – 2,255,596
Software 5,436,479 620,829 – 6,057,308
Specialty Retail 1,218,650 – – 1,218,650
Trading Companies & Distributors – 745,241 – 745,241
Wireless Telecommunication Services – 686,355 – 686,355
Total Common Stocks $ 33,444,799 $ 16,054,904 $ – $ 49,499,703
Repurchase Agreement – 146,421 – 146,421
Total $ 33,444,799 $ 16,201,325 $ – $ 49,646,124
As of January 31, 2023, the fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 97.2%
Shares Value ($)
AUSTRALIA 7.6%
Chemicals 0.3%
Nufarm Ltd. 411,294 1,736,924
Construction Materials 0.1%
CSR Ltd. (a) 143,457 536,367
Consumer Finance 0.4%
Credit Corp. Group Ltd. (a) 158,353 2,451,446
Containers & Packaging 0.4%
Orora Ltd. 1,079,468 2,281,587
Distributors 0.2%
Bapcor Ltd. 220,255 996,232
Diversified Financial Services 0.4%
Omni Bridgeway Ltd. *(a) 807,211 2,319,434
Equity Real Estate Investment Trusts (REITs) 1.3%
Charter Hall Group 505,690 4,980,275
Vicinity Ltd. 2,382,495 3,479,945
8,460,220
Food & Staples Retailing 0.3%
GrainCorp Ltd.
, Class A
76,202 409,270
Metcash Ltd. (a) 516,941 1,531,302
1,940,572
Food Products 0.2%
Elders Ltd. 156,766 1,077,839
Hotels, Restaurants & Leisure 0.1%
Flight Centre Travel Group Ltd.
*∞(a) 52,415 585,665
Household Durables 0.2%
Breville Group Ltd. (a) 66,600 1,073,932
Internet & Direct Marketing Retail 0.1%
Temple & Webster Group Ltd. *(a) 210,300 856,576
IT Services 0.4%
Tyro Payments Ltd. *(a) 2,612,307 2,762,305
Metals & Mining 1.8%
Bellevue Gold Ltd. * 2,485,081 2,111,222
IGO Ltd. 245,382 2,564,332
Mineral Resources Ltd. 45,180 2,865,018
OZ Minerals Ltd. 69,387 1,375,029
Pilbara Minerals Ltd. * 813,833 2,765,126
11,680,727
Oil, Gas & Consumable Fuels 0.4%
Whitehaven Coal Ltd. 463,206 2,767,566
Software 0.1%
SiteMinder Ltd. * 199,626 534,190
Specialty Retail 0.3%
Lovisa Holdings Ltd. (a) 43,239 811,967
Nick Scali Ltd. 113,600 967,194
1,779,161
Thrifts & Mortgage Finance 0.4%
Liberty Financial Group Ltd. Reg.
S 803,805 2,255,432
Trading Companies & Distributors 0.2%
Seven Group Holdings Ltd. (a) 92,823 1,494,126
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure 0.0%
†
Atlas Arteria Ltd. 51,171 249,497
47,839,798
AUSTRIA 2.3%
Banks 1.5%
Addiko Bank AG * 182,980 2,383,934
BAWAG Group AG Reg. S (b) 112,780 6,973,154
9,357,088
Construction Materials 0.2%
Wienerberger AG 39,071 1,173,046
Machinery 0.6%
ANDRITZ AG 67,450 4,030,191
14,560,325
BELGIUM 0.6%
Banks 0.6%
KBC Ancora 73,788 3,614,674
BRAZIL 2.9%
IT Services 0.4%
Locaweb Servicos de Internet SA
Reg. S *(b) 1,983,200 2,504,248
Road & Rail 0.4%
Rumo SA 770,100 2,788,338
Software 1.0%
TOTVS SA 997,700 5,909,981
Water Utilities 0.4%
Cia de Saneamento Basico do
Estado de Sao Paulo 247,900 2,718,144
Wireless Telecommunication Services 0.7%
TIM SA 1,731,300 4,021,044
17,941,755
BURKINA FASO 0.5%
Metals & Mining 0.5%
Endeavour Mining plc (a) 121,486 2,862,415
CANADA 3.8%
Chemicals 0.3%
EcoSynthetix, Inc. *(a) 593,107 1,600,281
Entertainment 0.2%
Boat Rocker Media, Inc. * 667,303 1,359,131
Equity Real Estate Investment Trusts (REITs) 0.7%
Boardwalk REIT 111,568 4,714,105
IT Services 0.6%
Nuvei Corp. Reg. S * 105,309 3,720,567
Oil, Gas & Consumable Fuels 0.8%
MEG Energy Corp. *(a) 163,344 2,699,586
Parex Resources, Inc. 163,945 2,790,841
5,490,427
Real Estate Management & Development 0.5%
Colliers International Group, Inc.
(a) 26,455 2,837,866
Software 0.7%
Lightspeed Commerce, Inc. *(a) 244,088 4,416,933
24,139,310

Nationwide International Small Cap Fund - January 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
CHINA 1.9%
Auto Components 0.2%
Minth Group Ltd. 403,677 1,180,593
Automobiles 0.0%
†
Niu Technologies, ADR * 56,869 306,524
Gas Utilities 0.5%
Beijing Enterprises Holdings Ltd. 828,500 2,810,509
Independent Power and Renewable Electricity Producers
0.3%
China Datang Corp. Renewable
Power Co. Ltd.
, Class H
(a) 5,452,000 1,800,918
IT Services 0.3%
Vnet Group, Inc., ADR * 271,781 1,598,072
Machinery 0.3%
Airtac International Group 62,432 2,141,188
Real Estate Management & Development 0.2%
Country Garden Services Holdings
Co. Ltd. 545,000 1,474,848
Software 0.1%
Kingdee International Software
Group Co. Ltd. * 250,700 546,068
11,858,720
DENMARK 0.9%
Beverages 0.3%
Royal Unibrew A/S 22,740 1,594,449
Biotechnology 0.6%
Ascendis Pharma A/S, ADR * 18,311 2,272,029
Zealand Pharma A/S * 60,523 1,884,331
4,156,360
5,750,809
EGYPT 0.3%
Oil, Gas & Consumable Fuels 0.3%
Energean plc 129,464 1,866,184
FINLAND 0.7%
Auto Components 0.1%
Nokian Renkaat OYJ 60,207 721,397
Chemicals 0.4%
Kemira OYJ 146,366 2,377,177
Machinery 0.2%
Wartsila OYJ Abp 120,957 1,150,296
4,248,870
FRANCE 4.0%
Capital Markets 0.3%
Rothschild & Co. 51,902 2,190,539
Construction Materials 0.2%
Imerys SA 15,472 641,813
Vicat SA 29,892 835,094
1,476,907
Energy Equipment & Services 0.2%
Vallourec SA * 77,579 1,130,612
Equity Real Estate Investment Trusts (REITs) 0.5%
ICADE 65,537 3,118,639
Common Stocks
Shares Value ($)
FRANCE
Gas Utilities 0.4%
Rubis SCA 92,855 2,595,422
Household Durables 0.4%
Kaufman & Broad SA 85,489 2,685,081
Media 1.3%
JCDecaux SE * 343,717 7,771,892
Oil, Gas & Consumable Fuels 0.2%
Gaztransport Et Technigaz SA 9,399 1,037,584
Road & Rail 0.5%
ALD SA Reg. S (b) 259,838 3,267,817
25,274,493
GERMANY 3.2%
Aerospace & Defense 1.1%
Hensoldt AG 222,282 6,431,650
Biotechnology 0.1%
Immatics NV * 110,321 894,703
Diversified Financial Services 0.2%
Hypoport SE *(a) 10,828 1,470,605
Electronic Equipment, Instruments & Components 0.7%
Jenoptik AG 136,620 4,228,633
Life Sciences Tools & Services 0.2%
Evotec SE * 71,180 1,392,973
Machinery 0.2%
KION Group AG 31,786 1,272,651
Professional Services 0.3%
Bertrandt AG 36,137 1,770,099
Semiconductors & Semiconductor Equipment 0.4%
AIXTRON SE 89,670 2,657,457
20,118,771
HONG KONG 2.0%
Banks 0.7%
Dah Sing Financial Holdings Ltd. 1,642,671 4,346,902
Food Products 0.1%
Vitasoy International Holdings Ltd.
(a) 282,693 600,637
Hotels, Restaurants & Leisure 0.8%
Mandarin Oriental International
Ltd. * 569,700 1,070,799
Melco Resorts & Entertainment
Ltd., ADR * 268,814 3,672,000
4,742,799
Specialty Retail 0.3%
Luk Fook Holdings International
Ltd. 79,000 274,252
Pou Sheng International Holdings
Ltd. 14,560,150 1,745,423
2,019,675
Textiles, Apparel & Luxury Goods 0.1%
Chow Sang Sang Holdings
International Ltd. 360,000 549,498
12,259,511

40 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HUNGARY 0.1%
Oil, Gas & Consumable Fuels 0.1%
MOL Hungarian Oil & Gas plc 44,866 335,428
INDIA 0.2%
Hotels, Restaurants & Leisure 0.1%
MakeMyTrip Ltd. * 31,516 913,334
Internet & Direct Marketing Retail 0.1%
Zomato Ltd. * 905,263 553,763
1,467,097
IRELAND 0.8%
Banks 0.8%
AIB Group plc 1,142,763 4,782,359
ISRAEL 0.8%
IT Services 0.3%
Wix.com Ltd. *(a) 24,597 2,139,447
Real Estate Management & Development 0.5%
Melisron Ltd. 42,805 2,992,378
5,131,825
ITALY 3.7%
Banks 0.5%
Banco BPM SpA 706,639 3,175,210
Capital Markets 0.3%
Banca Generali SpA 44,976 1,656,066
Construction Materials 0.2%
Buzzi Unicem SpA 58,243 1,312,380
Diversified Financial Services 0.7%
BFF Bank SpA Reg. S (b) 472,769 4,366,415
Gas Utilities 0.6%
Italgas SpA 596,862 3,488,822
Life Sciences Tools & Services 0.6%
Stevanato Group SpA 203,113 3,997,264
Textiles, Apparel & Luxury Goods 0.8%
OVS SpA Reg. S (b) 1,408,672 3,385,079
Salvatore Ferragamo SpA 101,805 2,017,675
5,402,754
23,398,911
JAPAN 26.7%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd. 18,100 316,161
Auto Components 0.3%
Ichikoh Industries Ltd. 36,100 108,015
Koito Manufacturing Co. Ltd. 13,400 226,335
Musashi Seimitsu Industry Co. Ltd. 114,200 1,571,321
1,905,671
Automobiles 0.3%
Yamaha Motor Co. Ltd. 75,530 1,858,254
Banks 1.6%
Bank of Kyoto Ltd. (The) 98,616 4,589,396
Fukuoka Financial Group, Inc. 207,300 4,775,877
Shiga Bank Ltd. (The) 33,316 692,995
10,058,268
Building Products 0.1%
Sekisui Jushi Corp. 38,400 583,373
Common Stocks
Shares Value ($)
JAPAN
Capital Markets 0.2%
Ichiyoshi Securities Co. Ltd. 302,870 1,447,326
Chemicals 2.1%
Air Water, Inc. 100,500 1,227,440
Daicel Corp. 78,400 578,634
Denka Co. Ltd. 22,400 464,677
JSR Corp. 93,582 2,108,211
Kansai Paint Co. Ltd. 70,300 990,382
Lintec Corp. 32,100 555,168
Mitsubishi Gas Chemical Co., Inc. 56,100 818,266
Nippon Shokubai Co. Ltd. 14,400 608,577
NOF Corp. 29,700 1,264,146
Resonac Holdings Corp. 60,100 1,025,058
Shin-Etsu Polymer Co. Ltd. 85,400 848,567
Teijin Ltd. 61,000 626,163
Tokyo Ohka Kogyo Co. Ltd. (a) 42,400 2,084,705
13,199,994
Commercial Services & Supplies 0.5%
Park24 Co. Ltd. * 178,400 3,023,662
Construction & Engineering 1.1%
COMSYS Holdings Corp. 58,600 1,119,415
EXEO Group, Inc. 62,300 1,132,317
JGC Holdings Corp. 87,200 1,139,068
Kumagai Gumi Co. Ltd. 30,700 630,459
Kyudenko Corp. 31,800 823,862
MIRAIT ONE Corp. 55,800 680,475
SHO-BOND Holdings Co. Ltd. 17,300 736,197
Toyo Construction Co. Ltd. 60,600 398,276
Yokogawa Bridge Holdings Corp. 35,600 549,417
7,209,486
Containers & Packaging 0.3%
FP Corp. 67,800 1,842,750
Diversified Financial Services 0.3%
Tokyo Century Corp. 46,100 1,618,964
Diversified Telecommunication Services 0.2%
JTOWER, Inc. *(a) 22,200 1,064,339
Electric Utilities 0.6%
Kyushu Electric Power Co., Inc. 705,600 4,060,332
Electronic Equipment, Instruments & Components 0.4%
Ibiden Co. Ltd. 60,700 2,374,443
Entertainment 0.2%
Square Enix Holdings Co. Ltd. 25,385 1,199,306
Equity Real Estate Investment Trusts (REITs) 1.0%
Frontier Real Estate Investment
Corp. 903 3,481,534
LaSalle Logiport REIT 2,543 3,082,343
6,563,877
Food Products 1.6%
Calbee, Inc. 452,700 10,213,762
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 174,400 3,057,117
Mani, Inc. 150,300 2,197,873
5,254,990
Hotels, Restaurants & Leisure 1.4%
Food & Life Cos. Ltd. 224,500 4,998,773

Nationwide International Small Cap Fund - January 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Hotels, Restaurants & Leisure
Kyoritsu Maintenance Co. Ltd. 85,600 3,902,927
8,901,700
Household Durables 0.5%
Nikon Corp. 316,100 3,128,179
Household Products 0.4%
Pigeon Corp. 167,800 2,666,993
Internet & Direct Marketing Retail 0.1%
Istyle, Inc. * 217,100 823,839
IT Services 0.6%
Comture Corp. 31,012 595,897
GMO Financial Gate, Inc. 9,340 595,215
NET One Systems Co. Ltd. 56,740 1,535,236
Simplex Holdings, Inc. 52,560 921,527
3,647,875
Leisure Products 0.4%
Universal Entertainment Corp. * 141,700 2,690,099
Machinery 2.5%
Amada Co. Ltd. 195,700 1,757,792
Ebara Corp. 38,200 1,619,198
Fuji Corp. 75,200 1,250,473
Giken Ltd. (a) 18,500 421,893
Hino Motors Ltd. * 146,700 627,490
IHI Corp. 59,200 1,805,059
Japan Steel Works Ltd. (The) 21,500 457,521
Kawasaki Heavy Industries Ltd. 73,000 1,666,773
Max Co. Ltd. 43,600 681,598
Miura Co. Ltd. 35,900 896,840
Nabtesco Corp. 50,900 1,493,300
NSK Ltd. 117,200 659,085
Shibaura Machine Co. Ltd. 19,000 416,154
Sumitomo Heavy Industries Ltd. 60,000 1,333,093
THK Co. Ltd. 62,200 1,317,612
16,403,881
Media 0.9%
Hakuhodo DY Holdings, Inc. 542,654 5,871,934
Multiline Retail 0.4%
Seria Co. Ltd. 101,100 2,223,086
Personal Products 0.9%
Mandom Corp. 221,000 2,511,578
Pola Orbis Holdings, Inc. 219,800 3,169,264
5,680,842
Professional Services 1.1%
BayCurrent Consulting, Inc. 22,030 936,805
dip Corp. 67,300 1,987,285
TechnoPro Holdings, Inc. 120,900 3,759,971
6,684,061
Real Estate Management & Development 1.3%
Heiwa Real Estate Co. Ltd. 52,300 1,496,781
SRE Holdings Corp. * 103,400 3,279,404
Tokyo Tatemono Co. Ltd. 256,600 3,177,481
7,953,666
Road & Rail 1.1%
Fukuyama Transporting Co. Ltd. 130,500 3,372,657
Seino Holdings Co. Ltd. 373,700 3,729,508
7,102,165
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 0.5%
Ulvac, Inc. 66,700 3,114,838
Software 0.2%
Sansan, Inc. * 89,008 1,104,682
Specialty Retail 0.6%
JINS Holdings, Inc. 118,800 3,579,896
Textiles, Apparel & Luxury Goods 1.0%
Asics Corp. 107,400 2,560,305
Descente Ltd. 136,700 3,788,402
6,348,707
Trading Companies & Distributors 0.6%
Inaba Denki Sangyo Co. Ltd. 52,700 1,144,704
Sojitz Corp. 104,080 2,062,861
Yamazen Corp. 77,600 635,450
3,843,015
Transportation Infrastructure 0.5%
Japan Airport Terminal Co. Ltd. * 58,500 3,041,073
168,605,489
JERSEY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ithaca Energy plc * 778,433 1,812,770
MEXICO 0.4%
Real Estate Management & Development 0.4%
Corp. Inmobiliaria Vesta SAB de
CV 900,900 2,461,023
NETHERLANDS 1.9%
Biotechnology 0.4%
Merus NV *(a) 152,157 2,373,649
Chemicals 0.2%
Corbion NV 32,260 1,242,440
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(b) 2,157,390 1,487,032
Oil, Gas & Consumable Fuels 0.1%
Koninklijke Vopak NV 21,877 660,014
Semiconductors & Semiconductor Equipment 1.0%
BE Semiconductor Industries NV 87,633 6,253,975
12,017,110
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 364,814 1,200,103
SINGAPORE 1.6%
Equity Real Estate Investment Trusts (REITs) 0.4%
CapitaLand Ascott Trust 3,305,400 2,801,927
Real Estate Management & Development 0.5%
UOL Group Ltd. 588,200 3,143,583
Road & Rail 0.1%
ComfortDelGro Corp. Ltd. 847,500 776,685
Transportation Infrastructure 0.6%
SATS Ltd. * 1,445,600 3,339,331
10,061,526

42 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
SLOVENIA 0.1%
Banks 0.1%
Nova Ljubljanska Banka dd, GDR
Reg. S 31,839 470,114
SOUTH AFRICA 0.8%
Insurance 0.3%
Discovery Ltd. * 267,102 2,114,749
Oil, Gas & Consumable Fuels 0.5%
Thungela Resources Ltd. 230,465 2,998,704
5,113,453
SOUTH KOREA 0.2%
Auto Components 0.2%
SNT Motiv Co. Ltd. 20,108 748,660
Entertainment 0.0%
†
NCSoft Corp. * 751 279,487
1,028,147
SPAIN 0.8%
Banks 0.2%
Banco de Sabadell SA 734,230 957,279
Bankinter SA 67,411 485,234
1,442,513
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI SA * 71,868 569,009
Pharmaceuticals 0.5%
Almirall SA 289,475 2,913,833
4,925,355
SWEDEN 3.2%
Containers & Packaging 0.4%
Billerud AB 240,674 2,792,894
Health Care Equipment & Supplies 0.5%
Cellavision AB 59,080 1,394,239
Surgical Science Sweden AB *(a) 118,608 1,673,420
3,067,659
Machinery 1.4%
Trelleborg AB
, Class B
336,174 8,408,026
Metals & Mining 0.4%
SSAB AB
, Class A
395,234 2,815,780
Real Estate Management & Development 0.5%
Hufvudstaden AB
, Class A
(a) 216,004 3,257,906
20,342,265
SWITZERLAND 2.9%
Life Sciences Tools & Services 1.7%
Siegfried Holding AG (Registered)
* 6,349 4,664,335
Tecan Group AG (Registered) 15,624 6,565,401
11,229,736
Real Estate Management & Development 0.7%
PSP Swiss Property AG
(Registered) 33,199 4,142,192
Specialty Retail 0.5%
Dufry AG (Registered) * 68,850 3,161,042
18,532,970
Common Stocks
Shares Value ($)
TAIWAN 0.6%
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 247,209 1,529,002
Semiconductors & Semiconductor Equipment 0.4%
Nanya Technology Corp. 1,223,000 2,377,144
3,906,146
UNITED ARAB EMIRATES 0.9%
IT Services 0.9%
Network International Holdings plc
Reg. S *(b) 1,748,465 5,669,065
UNITED KINGDOM 20.1%
Airlines 0.6%
easyJet plc * 665,973 4,058,808
Biotechnology 1.1%
Abcam plc, ADR * 301,223 4,177,963
Immunocore Holdings plc, ADR * 39,612 2,427,027
6,604,990
Capital Markets 1.0%
Allfunds Group plc 427,376 3,416,570
Impax Asset Management Group
plc 135,773 1,302,643
Intermediate Capital Group plc 91,334 1,571,634
6,290,847
Chemicals 0.3%
Elementis plc * 753,718 1,165,971
Synthomer plc 441,163 847,856
2,013,827
Commercial Services & Supplies 0.7%
Smart Metering Systems plc 435,477 4,671,879
Construction Materials 0.0%
†
Marshalls plc 73,645 310,303
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 186,779 7,402,227
Equity Real Estate Investment Trusts (REITs) 1.1%
Derwent London plc 104,583 3,338,245
Safestore Holdings plc 199,644 2,488,397
UNITE Group plc (The) 84,913 1,047,051
6,873,693
Food Products 0.3%
Cranswick plc 41,638 1,633,721
Health Care Equipment & Supplies 0.7%
ConvaTec Group plc Reg. S (b) 1,514,006 4,376,010
Hotels, Restaurants & Leisure 1.9%
Greggs plc 75,875 2,524,173
Restaurant Group plc (The) * 4,524,606 2,032,399
SSP Group plc * 1,052,045 3,365,127
Trainline plc Reg. S *(b) 1,116,596 3,900,629
11,822,328
Household Durables 1.1%
Berkeley Group Holdings plc 65,861 3,379,777
Taylor Wimpey plc 2,312,714 3,352,047
6,731,824
Industrial Conglomerates 0.2%
Smiths Group plc 59,922 1,276,638
Insurance 2.0%
Beazley plc 1,304,613 10,723,884

Nationwide International Small Cap Fund - January 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Sabre Insurance Group plc Reg.
S (b) 1,462,159 1,857,047
12,580,931
IT Services 0.7%
Softcat plc 301,927 4,506,821
Machinery 3.0%
IMI plc 542,835 9,722,341
Rotork plc 2,297,520 9,069,718
18,792,059
Media 0.4%
Hyve Group plc * 2,992,345 2,696,631
Multiline Retail 0.4%
B&M European Value Retail SA 492,848 2,733,058
Oil, Gas & Consumable Fuels 0.3%
Harbour Energy plc 468,277 1,814,348
Serica Energy plc 53,191 166,030
1,980,378
Pharmaceuticals 0.6%
Verona Pharma plc, ADR * 174,298 3,841,528
Road & Rail 0.4%
National Express Group plc * 1,481,386 2,452,087
Specialty Retail 0.7%
Watches of Switzerland Group plc
*(b) 129,531 1,523,867
WH Smith plc 139,496 2,750,697
4,274,564
Trading Companies & Distributors 0.6%
RS GROUP plc 300,575 3,501,612
Water Utilities 0.8%
Pennon Group plc 416,534 4,725,279
126,152,043
UNITED STATES 0.2%
Building Products 0.2%
Reliance Worldwide Corp. Ltd. 495,690 1,242,204
Total Common Stocks
(cost $586,926,057) 610,991,038
Exchange Traded Fund 1.8%
UNITED STATES 1.8%
iShares MSCI EAFE Small-Cap
ETF (a) 188,933 11,551,364
Total Exchange Traded Fund
(cost $10,047,694) 11,551,364
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0 ) 0
Repurchase Agreement 2.7%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase price
$16,895,929, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052; total
market value $17,233,848.(c) 16,893,920 16,893,920
Total Repurchase Agreement
(cost $16,893,920) 16,893,920
Total Investments
(cost $613,867,671) — 101.7% 639,436,322
Liabilities in excess of other assets — (1.7)% (10,849,524)
NET ASSETS — 100.0%
$ 628,586,798
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $23,921,865, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $16,893,920 and by
$8,413,455 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 2/9/2023 –
8/15/2052, a total value of $25,307,375.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2023 was $39,310,363 which
represents 6.25% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2023 was
$16,893,920.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

44 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - January 31, 2023 (Unaudited) - Statement of Investments - 45
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,431,650 $ – $ 6,431,650
Air Freight & Logistics – 316,161 – 316,161
Airlines – 4,058,808 – 4,058,808
Auto Components – 4,556,321 – 4,556,321
Automobiles 306,524 1,858,254 – 2,164,778
Banks – 37,247,128 – 37,247,128
Beverages – 1,594,449 – 1,594,449
Biotechnology 12,145,371 1,884,331 – 14,029,702
Building Products – 3,025,680 – 3,025,680
Capital Markets – 11,584,778 – 11,584,778
Chemicals 1,600,281 20,570,362 – 22,170,643
Commercial Services & Supplies – 7,695,541 – 7,695,541
Construction & Engineering – 7,209,486 – 7,209,486
Construction Materials – 4,809,003 – 4,809,003
Consumer Finance – 2,451,446 – 2,451,446
Containers & Packaging – 6,917,231 – 6,917,231
Distributors – 996,232 – 996,232
Diversified Financial Services – 9,775,418 – 9,775,418
Diversified Telecommunication Services – 1,064,339 – 1,064,339
Electric Utilities – 4,060,332 – 4,060,332
Electronic Equipment, Instruments &
Components – 15,534,305 – 15,534,305
Energy Equipment & Services – 1,130,612 – 1,130,612
Entertainment 1,359,131 1,478,793 – 2,837,924
Equity Real Estate Investment Trusts (REITs) 4,714,105 28,387,365 – 33,101,470
Food & Staples Retailing – 1,940,572 – 1,940,572
Food Products – 13,525,959 – 13,525,959
Gas Utilities – 8,894,753 – 8,894,753
Health Care Equipment & Supplies – 12,698,659 – 12,698,659
Hotels, Restaurants & Leisure 4,585,334 23,867,524 – 28,452,858
Household Durables – 13,619,016 – 13,619,016
Household Products – 2,666,993 – 2,666,993
Independent Power and Renewable
Electricity Producers – 1,800,918 – 1,800,918
Industrial Conglomerates – 1,276,638 – 1,276,638
Insurance – 14,695,680 – 14,695,680
Internet & Direct Marketing Retail – 2,234,178 – 2,234,178
IT Services 9,962,334 16,586,066 – 26,548,400
Leisure Products – 2,690,099 – 2,690,099
Life Sciences Tools & Services 3,997,264 12,622,709 – 16,619,973
Machinery – 52,198,292 – 52,198,292
Media – 16,340,457 – 16,340,457
Metals & Mining 2,862,415 14,496,507 – 17,358,922
Multiline Retail – 4,956,144 – 4,956,144
Oil, Gas & Consumable Fuels 5,490,427 13,458,628 – 18,949,055
Personal Products – 5,680,842 – 5,680,842
Pharmaceuticals 3,841,528 2,913,833 – 6,755,361
Professional Services – 8,454,160 – 8,454,160
Real Estate Management & Development 5,298,889 22,964,573 – 28,263,462
Road & Rail 2,788,338 13,598,754 – 16,387,092
Semiconductors & Semiconductor
Equipment – 14,403,414 – 14,403,414
Software 10,326,914 2,184,940 – 12,511,854
Specialty Retail – 14,814,338 – 14,814,338
Textiles, Apparel & Luxury Goods – 12,300,959 – 12,300,959
Thrifts & Mortgage Finance – 2,255,432 – 2,255,432
Trading Companies & Distributors – 8,838,753 – 8,838,753
Transportation Infrastructure – 6,629,901 – 6,629,901

46 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ 2,718,144 $ 4,725,279 $ – $ 7,443,423
Wireless Telecommunication Services 4,021,044 – – 4,021,044
Total Common Stocks $ 76,018,043 $ 534,972,995 $ – $ 610,991,038
Exchange Traded Fund 11,551,364 – – 11,551,364
Repurchase Agreement – 16,893,920 – 16,893,920
Rights – – – –
Total $ 87,569,407 $ 551,866,915 $ – $ 639,436,322
As of January 31, 2023, the Fund held one right investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Janus Henderson Overseas Fund - January 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks 98.0%
Shares Value ($)
AUSTRIA 3.3%
Banks 3.3%
Erste Group Bank AG 215,277 8,154,557
CANADA 7.4%
Metals & Mining 4.2%
Teck Resources Ltd.
, Class B
239,606 10,365,429
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd. 129,032 7,927,726
18,293,155
CHINA 7.9%
Hotels, Restaurants & Leisure 3.7%
Yum China Holdings, Inc. 150,000 9,067,212
Internet & Direct Marketing Retail 3.2%
JD.com, Inc.
, Class A
267,200 7,949,082
Road & Rail 1.0%
Full Truck Alliance Co. Ltd., ADR * 316,096 2,544,573
19,560,867
DENMARK 0.9%
Biotechnology 0.9%
Ascendis Pharma A/S, ADR * 18,292 2,269,671
FRANCE 14.5%
Aerospace & Defense 2.3%
Airbus SE 45,046 5,644,343
Banks 4.9%
BNP Paribas SA 173,315 11,879,894
Oil, Gas & Consumable Fuels 2.4%
TotalEnergies SE 95,223 5,915,949
Pharmaceuticals 2.7%
Sanofi 67,795 6,661,989
Textiles, Apparel & Luxury Goods 2.2%
LVMH Moet Hennessy Louis
Vuitton SE 6,237 5,448,544
35,550,719
GERMANY 4.9%
Automobiles 0.9%
Dr Ing hc F Porsche AG
(Preference) * 19,741 2,342,042
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG
(Registered) 328,512 7,308,671
Pharmaceuticals 1.0%
Bayer AG (Registered) 39,188 2,430,720
12,081,433
HONG KONG 3.3%
Insurance 3.3%
AIA Group Ltd. 730,600 8,250,309
INDIA 1.7%
Metals & Mining 1.7%
Hindustan Zinc Ltd. 1,021,966 4,162,534
JAPAN 12.0%
Electronic Equipment, Instruments & Components 2.9%
Keyence Corp. 15,600 7,206,057
Common Stocks
Shares Value ($)
JAPAN
Entertainment 1.0%
Nintendo Co. Ltd. 57,600 2,491,080
Health Care Equipment & Supplies 1.3%
Hoya Corp. 28,100 3,094,257
Insurance 4.0%
Dai-ichi Life Holdings, Inc. 418,200 9,816,418
Interactive Media & Services 0.7%
Z Holdings Corp. (a) 616,200 1,782,168
Pharmaceuticals 0.5%
Takeda Pharmaceutical Co. Ltd. 42,200 1,328,972
Road & Rail 1.6%
Central Japan Railway Co. 32,200 3,914,100
29,633,052
NETHERLANDS 7.1%
Beverages 3.1%
Heineken NV 76,867 7,660,238
Biotechnology 0.8%
Argenx SE, ADR * 5,453 2,084,409
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV 11,783 7,803,448
17,548,095
SWEDEN 0.9%
Electronic Equipment, Instruments & Components 0.9%
Hexagon AB
, Class B
204,541 2,342,547
SWITZERLAND 2.5%
Pharmaceuticals 2.5%
Novartis AG (Registered) 68,778 6,220,327
TAIWAN 3.9%
Semiconductors & Semiconductor Equipment 3.9%
Taiwan Semiconductor
Manufacturing Co. Ltd. 550,000 9,703,205
UNITED KINGDOM 18.7%
Aerospace & Defense 1.0%
BAE Systems plc 238,627 2,521,934
Banks 3.2%
NatWest Group plc 2,056,660 7,824,951
Beverages 3.1%
Diageo plc 174,694 7,590,038
Hotels, Restaurants & Leisure 2.9%
Entain plc 391,110 7,216,731
Insurance 2.4%
Beazley plc 706,026 5,803,515
Personal Products 2.9%
Unilever plc 137,757 7,037,849
Pharmaceuticals 3.2%
AstraZeneca plc 60,786 7,953,140
45,948,158

48 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED STATES 9.0%
Entertainment 2.5%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 88,054 6,234,223
Metals & Mining 1.5%
Freeport-McMoRan, Inc. 84,336 3,763,072
Textiles, Apparel & Luxury Goods 2.9%
Samsonite International SA Reg.
S *(b) 2,388,300 7,081,357
Trading Companies & Distributors 2.1%
Ferguson plc 37,028 5,209,904
22,288,556
Total Investments
(cost $198,067,756) — 98.0% 242,007,185
Other assets in excess of liabilities — 2.0% 4,899,674
NET ASSETS — 100.0%
$ 246,906,859
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $1,097,364, which was collateralized
by $1,135,958 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 1.63%, and
maturity dates ranging from 7/15/2024 – 9/30/2026.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $7,081,357 which represents 2.87% of net assets.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Janus Henderson Overseas Fund - January 31, 2023 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Janus Henderson Overseas Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 8,166,277 $ – $ 8,166,277
Automobiles – 2,342,042 – 2,342,042
Banks – 27,859,402 – 27,859,402
Beverages – 15,250,276 – 15,250,276
Biotechnology 4,354,080 – – 4,354,080
Diversified Telecommunication Services – 7,308,671 – 7,308,671
Electronic Equipment, Instruments &
Components – 9,548,604 – 9,548,604
Entertainment 6,234,223 2,491,080 – 8,725,303
Health Care Equipment & Supplies – 3,094,257 – 3,094,257
Hotels, Restaurants & Leisure – 16,283,943 – 16,283,943
Insurance – 23,870,242 – 23,870,242
Interactive Media & Services – 1,782,168 – 1,782,168
Internet & Direct Marketing Retail – 7,949,082 – 7,949,082
Metals & Mining 14,128,501 4,162,534 – 18,291,035
Oil, Gas & Consumable Fuels 7,927,726 5,915,949 – 13,843,675
Personal Products – 7,037,849 – 7,037,849
Pharmaceuticals – 24,595,148 – 24,595,148
Road & Rail 2,544,573 3,914,100 – 6,458,673
Semiconductors & Semiconductor
Equipment – 17,506,653 – 17,506,653
Textiles, Apparel & Luxury Goods – 12,529,901 – 12,529,901
Trading Companies & Distributors – 5,209,904 – 5,209,904
Total $ 35,189,103 $ 206,818,082 $ – $ 242,007,185
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.1%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 150,777 143,531
Automobiles 0.1%
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 172,916 171,627
Credit Card 0.0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 47,456
Total Asset-Backed Securities
(cost $372,724)
362,614
Commercial Mortgage-Backed Securities 1.9%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 429,303
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 641,609
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 487,065
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 241,115
Series K739, Class A2,
1.34%, 9/25/2027 620,000 553,071
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 193,606
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,069,449 942,151
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 706,297
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 430,914
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 137,808
Total Commercial Mortgage-Backed
Securities
(cost $5,237,870) 4,762,939
Corporate Bonds 24.8%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 190,334
3.20%, 3/1/2029(a) 100,000 91,353
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.15%, 5/1/2030 50,000 50,396
5.71%, 5/1/2040 200,000 204,652
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 48,450
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 53,820
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 40,294
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 91,653
4.15%, 6/15/2053 10,000 9,152
4.30%, 6/15/2062 10,000 9,176
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 98,009
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 196,247
4.50%, 6/1/2042 100,000 95,924
3.03%, 3/15/2052 50,000 36,898
Textron, Inc. ,
4.30%, 3/1/2024 250,000 248,005
1,464,363
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 97,121
4.55%, 4/1/2046 100,000 88,028
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 240,753
5.30%, 4/1/2050 100,000 109,342
535,244
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 100,000 87,475
Auto Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 46,233
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 67,624
2.65%, 7/1/2027 25,000 23,000
Lear Corp. ,
3.80%, 9/15/2027 123,000 117,313
254,170
Automobiles 0.1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 149,266
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,813
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 63,834
230,913
Banks 4.8%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 193,789
4.25%, 4/11/2027 200,000 194,501

2 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(SOFR + 0.67%), 1.84%,
2/4/2025(b) 60,000 57,911
4.25%, 10/22/2026 145,000 142,167
(SOFR + 1.05%), 2.55%,
2/4/2028(b) 200,000 182,546
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 241,000 225,403
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 238,623
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 85,523
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 168,850
(SOFR + 1.33%), 2.97%,
2/4/2033(b) 95,000 81,014
(SOFR + 1.83%), 4.57%,
4/27/2033(b) 40,000 38,651
(SOFR + 2.16%), 5.02%,
7/22/2033(a)(b) 45,000 44,973
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 170,000 125,324
5.88%, 2/7/2042 25,000 27,758
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 100,000 92,549
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b) 70,000 60,255
(SOFR + 1.56%), 2.97%,
7/21/2052(b) 30,000 21,153
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,989
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(b) 25,000 20,329
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 233,928
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b) 200,000 216,921
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 243,866
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 246,372
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 27,607
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 296,129
3.70%, 1/12/2026 250,000 244,202
3.40%, 5/1/2026 200,000 192,627
(SOFR + 1.28%), 3.07%,
2/24/2028(b) 10,000 9,296
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 93,671
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 100,000 94,042
(SOFR + 1.17%), 2.56%,
5/1/2032(b) 80,000 66,622
6.63%, 6/15/2032 182,000 199,482
8.13%, 7/15/2039 40,000 52,989
4.65%, 7/23/2048 100,000 95,428
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 234,756
Comerica, Inc. ,
4.00%, 2/1/2029(a) 100,000 96,779
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 145,748
(SOFR + 1.66%), 4.34%,
4/25/2033(b) 20,000 18,901
HSBC Holdings plc ,
(SOFR + 1.51%), 4.18%,
12/9/2025(b) 200,000 196,070
(SOFR + 1.54%), 1.64%,
4/18/2026(b) 200,000 184,154
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 193,780
4.95%, 3/31/2030 200,000 200,626
6.50%, 9/15/2037 100,000 104,969
JPMorgan Chase & Co. ,
3.63%, 5/13/2024 350,000 346,559
3.13%, 1/23/2025 250,000 243,005
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 93,154
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 237,973
3.30%, 4/1/2026(a) 250,000 241,222
(SOFR + 1.32%), 4.08%,
4/26/2026(b) 100,000 98,228
(SOFR + 1.56%), 4.32%,
4/26/2028(b) 190,000 186,220
(SOFR + 1.99%), 4.85%,
7/25/2028(b) 150,000 149,962
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 24,382
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 87,401
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 106,829
(SOFR + 1.25%), 2.58%,
4/22/2032(b) 100,000 84,170
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 30,003
(SOFR + 2.08%), 4.91%,
7/25/2033(b) 50,000 49,817
(SOFR + 2.58%), 5.72%,
9/14/2033(b) 50,000 51,587

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
6.40%, 5/15/2038 120,000 138,062
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 50,000 42,793
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 115,000 84,115
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 90,697
2.88%, 4/3/2028 200,000 192,066
1.75%, 9/14/2029 100,000 88,724
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 247,549
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 186,954
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 174,290
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 233,062
National Australia Bank Ltd. ,
3.38%, 1/14/2026(a) 250,000 242,147
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b) 200,000 177,778
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 100,000 87,865
(SOFR + 1.93%), 5.07%,
1/24/2034(b) 40,000 40,348
Royal Bank of Canada ,
2.25%, 11/1/2024 250,000 239,936
2.05%, 1/21/2027 100,000 91,388
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 97,273
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 221,188
Toronto-Dominion Bank (The) ,
2.65%, 6/12/2024 200,000 194,637
1.25%, 12/13/2024 100,000 93,937
4.46%, 6/8/2032 60,000 58,893
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(b) 10,000 9,888
(SOFR + 0.61%), 1.27%,
3/2/2027(b) 50,000 45,223
(SOFR + 2.24%), 4.92%,
7/28/2033(b) 10,000 9,826
(SOFR + 1.85%), 5.12%,
1/26/2034(b) 40,000 40,536
US Bancorp ,
2.40%, 7/30/2024 250,000 242,015
Series X, 3.15%, 4/27/2027 250,000 238,675
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.11%), 4.97%,
7/22/2033(a)(b) 25,000 24,896
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(b) 40,000 39,613
(SOFR + 1.26%), 2.57%,
2/11/2031(a)(b) 250,000 215,445
(SOFR + 1.50%), 3.35%,
3/2/2033(b) 50,000 44,090
5.61%, 1/15/2044 283,000 293,706
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 60,000 59,155
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(b) 30,000 23,564
3.13%, 11/18/2041 65,000 47,030
12,129,149
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 285,000 278,183
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 100,000 101,589
5.45%, 1/23/2039 80,000 83,773
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(a) 100,000 95,799
2.60%, 6/1/2050 100,000 72,255
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 49,878
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 175,996
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 17,890
4.50%, 4/15/2052 30,000 27,126
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 41,872
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 95,824
3.45%, 10/6/2046 75,000 64,301
2.75%, 10/21/2051 50,000 37,058
1,141,544
Biotechnology 0.3%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 95,035
4.70%, 5/14/2045 50,000 47,831
4.25%, 11/21/2049 175,000 156,654
Amgen, Inc. ,
2.80%, 8/15/2041 80,000 58,923
4.66%, 6/15/2051 170,000 156,271
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 93,302
3.15%, 5/1/2050 30,000 21,559

4 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 145,797
775,372
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,242
2.72%, 2/15/2030 100,000 87,350
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 44,383
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 102,870
Masco Corp. ,
3.13%, 2/15/2051 30,000 20,420
Owens Corning ,
4.30%, 7/15/2047 10,000 8,436
284,701
Capital Markets 1.4%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 56,440
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 91,871
Series J, 1.90%, 1/25/2029 100,000 85,519
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b) 20,000 21,661
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 43,168
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(a) 100,000 80,890
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,654
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 89,529
1.95%, 12/1/2031 50,000 40,938
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 54,249
Credit Suisse Group AG ,
3.75%, 3/26/2025 250,000 234,607
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 200,000 178,559
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 300,000 291,217
(SOFR + 1.11%), 2.64%,
2/24/2028(b) 25,000 22,923
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(a)(b) 250,000 231,611
6.25%, 2/1/2041 250,000 283,391
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,744
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.60%, 3/15/2033 20,000 19,819
4.95%, 6/15/2052 20,000 19,644
3.00%, 9/15/2060 50,000 33,800
5.20%, 6/15/2062 20,000 19,727
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 46,671
Morgan Stanley ,
4.35%, 9/8/2026 250,000 245,080
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 118,527
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 50,000 48,724
7.25%, 4/1/2032 100,000 117,260
(SOFR + 1.29%), 2.94%,
1/21/2033(b) 50,000 42,701
(SOFR + 2.56%), 6.34%,
10/18/2033(a)(b) 80,000 87,943
4.38%, 1/22/2047 250,000 234,086
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 179,747
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,512
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 99,448
S&P Global, Inc. ,
2.70%, 3/1/2029(c) 10,000 9,064
2.90%, 3/1/2032(c) 50,000 44,294
State Street Corp. ,
3.30%, 12/16/2024(a) 155,000 151,913
(SOFR + 1.57%), 4.82%,
1/26/2034(b) 40,000 40,203
3,493,134
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 27,754
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 50,368
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 59,348
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 80,666
6.90%, 5/15/2053 25,000 29,633
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 31,030
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 44,355
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 83,501
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 18,599
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,366
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 51,533

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 51,351
Nutrien Ltd. ,
5.00%, 4/1/2049 20,000 19,174
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 88,563
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 45,093
Westlake Corp. ,
4.38%, 11/15/2047 40,000 33,022
729,356
Commercial Services & Supplies 0.0%
†
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 44,024
3.05%, 3/1/2050 50,000 36,951
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 45,708
126,683
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(a) 150,000 141,850
5.90%, 2/15/2039 40,000 45,748
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 46,120
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 16,000 15,772
2.30%, 11/15/2030 35,000 28,321
277,811
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 42,933
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 43,638
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 96,717
140,355
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 176,308
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 33,041
American Express Co. ,
3.63%, 12/5/2024 150,000 147,197
3.13%, 5/20/2026 300,000 286,713
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,133
2.25%, 1/12/2029 50,000 44,194
Capital One Financial Corp. ,
3.75%, 4/24/2024 100,000 98,541
3.75%, 3/9/2027(a) 250,000 240,316
(SOFR + 2.06%), 4.93%,
5/10/2028(b) 45,000 44,425
Discover Financial Services ,
4.50%, 1/30/2026 100,000 98,068
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 44,873
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 90,007
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 94,707
Synchrony Financial ,
4.50%, 7/23/2025 190,000 184,888
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 44,404
3.65%, 1/8/2029 100,000 96,299
4.45%, 6/29/2029 50,000 50,316
1,821,430
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 22,357
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 46,850
2.25%, 2/1/2027 45,000 40,714
2.85%, 2/1/2032 50,000 42,691
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 94,627
247,239
Diversified Consumer Services 0.1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 67,668
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 10,210
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 40,924
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 25,042
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 17,884
161,728
Diversified Financial Services 0.2%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029(c) 100,000 93,334
3.90%, 4/5/2032(c) 25,000 22,771
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 100,995
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 47,619
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 174,858

6 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 96,128
535,705
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
4.30%, 2/15/2030 50,000 48,815
2.55%, 12/1/2033 207,000 167,374
3.50%, 6/1/2041 100,000 80,282
3.65%, 9/15/2059 398,000 291,778
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 43,863
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 50,000 61,084
Orange SA ,
5.50%, 2/6/2044 50,000 53,002
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 109,755
Verizon Communications, Inc. ,
4.33%, 9/21/2028 100,000 98,635
2.55%, 3/21/2031 250,000 213,387
3.85%, 11/1/2042 175,000 148,477
2.99%, 10/30/2056 260,000 173,051
1,489,503
Electric Utilities 1.5%
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 79,713
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 79,447
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 87,532
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 202,042
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,914
3.70%, 3/15/2045 80,000 67,751
Series B, 3.65%, 3/1/2052 10,000 8,282
Duke Energy Corp. ,
3.75%, 4/15/2024 150,000 148,011
3.30%, 6/15/2041 80,000 62,193
4.20%, 6/15/2049 150,000 127,008
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 78,662
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 142,293
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 97,324
4.20%, 4/1/2049 50,000 44,036
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 24,940
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 43,100
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 72,536
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
3.45%, 1/15/2050 100,000 77,957
Exelon Corp. ,
4.05%, 4/15/2030 200,000 192,568
5.63%, 6/15/2035 100,000 105,870
Florida Power & Light Co. ,
4.13%, 6/1/2048 90,000 81,142
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 93,890
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 83,499
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 50,448
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 25,000 24,780
4.45%, 6/20/2025 25,000 24,848
1.88%, 1/15/2027 45,000 40,639
4.63%, 7/15/2027 25,000 25,040
2.75%, 11/1/2029(a) 100,000 88,928
2.44%, 1/15/2032 25,000 20,879
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 43,960
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 52,824
4.60%, 6/1/2052 25,000 24,217
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 201,711
4.50%, 7/1/2040 100,000 82,320
PacifiCorp ,
6.00%, 1/15/2039 25,000 27,349
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 88,515
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 83,926
Series B, 4.88%, 3/1/2049 50,000 47,490
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 199,725
4.40%, 7/1/2046 150,000 134,283
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 31,390
Union Electric Co. ,
2.63%, 3/15/2051 100,000 68,596
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 42,062
4.45%, 2/15/2044 150,000 136,492
Series C, 4.63%, 5/15/2052 50,000 46,941
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 90,767
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 139,027
3,825,867

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 96,084
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,287
99,371
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 88,503
Corning, Inc. ,
5.35%, 11/15/2048(a) 70,000 70,416
Flex Ltd. ,
3.75%, 2/1/2026(a) 200,000 192,694
351,613
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 31,854
4.08%, 12/15/2047 50,000 41,998
Halliburton Co. ,
5.00%, 11/15/2045(a) 90,000 85,622
NOV, Inc. ,
3.95%, 12/1/2042 50,000 37,866
197,340
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 33,597
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032(a) 10,000 9,377
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 44,536
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 86,413
2.65%, 1/13/2031 100,000 88,257
3.50%, 5/13/2040 60,000 51,324
2.75%, 9/1/2049 100,000 71,305
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(c) 50,000 46,861
4.05%, 3/15/2029(a)(c) 50,000 45,890
4.28%, 3/15/2032(c) 25,000 22,249
5.14%, 3/15/2052(c) 170,000 141,195
641,004
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 50,000 40,899
American Tower Corp. ,
3.70%, 10/15/2049 100,000 75,433
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 97,090
Boston Properties LP ,
2.75%, 10/1/2026 150,000 137,913
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 46,244
Camden Property Trust ,
3.35%, 11/1/2049 50,000 37,399
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Crown Castle, Inc. ,
2.25%, 1/15/2031 100,000 83,464
4.00%, 11/15/2049 60,000 48,685
CubeSmart LP ,
2.25%, 12/15/2028(a) 40,000 34,317
2.50%, 2/15/2032 45,000 36,326
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 96,908
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 28,809
3.20%, 11/18/2029 35,000 31,683
2.15%, 7/15/2030 100,000 83,068
ERP Operating LP ,
2.85%, 11/1/2026 250,000 234,891
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 43,672
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 88,964
GLP Capital LP ,
5.38%, 4/15/2026 200,000 199,796
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 43,576
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 18,395
2.88%, 1/15/2031 50,000 43,447
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 43,541
Kilroy Realty LP ,
3.05%, 2/15/2030(a) 50,000 41,027
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 41,271
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 96,472
Prologis LP ,
2.88%, 11/15/2029 40,000 35,969
1.25%, 10/15/2030(a) 100,000 79,002
Public Storage ,
1.50%, 11/9/2026 55,000 49,741
2.25%, 11/9/2031 50,000 41,984
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 82,851
Simon Property Group LP ,
4.75%, 3/15/2042 100,000 91,378
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 76,600
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 37,703
UDR, Inc. ,
3.20%, 1/15/2030 50,000 45,368
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,683
5.13%, 5/15/2032 10,000 9,566
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 87,358

8 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 46,756
2,467,249
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 195,969
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 104,537
Sysco Corp. ,
6.60%, 4/1/2050 50,000 57,969
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 70,000 62,208
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 84,138
2.65%, 9/22/2051(a) 100,000 73,019
577,840
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 94,271
2.90%, 3/1/2032(a) 25,000 22,472
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 49,064
4.80%, 3/15/2048 10,000 9,540
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 49,346
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 89,351
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 38,602
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 38,075
JBS USA LUX SA ,
3.00%, 5/15/2032(a)(c) 30,000 23,785
5.75%, 4/1/2033(c) 50,000 49,028
6.50%, 12/1/2052(c) 15,000 15,322
Kellogg Co. ,
3.25%, 4/1/2026 40,000 38,580
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 112,237
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 108,255
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 34,262
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 49,371
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 87,233
5.90%, 11/15/2032 50,000 55,945
964,739
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 43,780
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 83,934
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 47,293
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,577
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,714
199,298
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 44,507
4.90%, 11/30/2046 100,000 104,589
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 93,147
1.92%, 2/1/2027 70,000 63,181
2.27%, 12/1/2028 50,000 43,733
Becton Dickinson and Co. ,
4.69%, 12/15/2044 44,000 41,820
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 32,817
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,464
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(c) 100,000 108,364
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 46,845
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 50,263
Stryker Corp. ,
2.90%, 6/15/2050 50,000 35,978
705,708
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 19,221
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 41,340
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 43,965
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 42,166
Centene Corp. ,
3.00%, 10/15/2030 80,000 68,400
2.50%, 3/1/2031 40,000 32,701
Cigna Corp. ,
4.13%, 11/15/2025 200,000 197,737
3.40%, 3/15/2050 125,000 94,871
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 52,866
4.19%, 10/1/2049 25,000 20,912
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 58,001
3.75%, 4/1/2030 100,000 93,695
2.13%, 9/15/2031 90,000 73,845
4.78%, 3/25/2038 40,000 38,288
5.05%, 3/25/2048 150,000 142,608

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc. ,
4.65%, 8/15/2044 150,000 141,595
HCA, Inc. ,
5.00%, 3/15/2024 200,000 199,530
4.50%, 2/15/2027 250,000 245,941
5.50%, 6/15/2047 20,000 19,017
4.63%, 3/15/2052(c) 70,000 59,043
Humana, Inc. ,
3.95%, 8/15/2049 50,000 41,795
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 45,898
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 44,804
McKesson Corp. ,
1.30%, 8/15/2026 100,000 89,227
3.95%, 2/16/2028 100,000 96,556
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 20,908
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 17,139
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 12,643
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 48,807
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 10,291
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 30,920
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 241,704
3.88%, 12/15/2028 200,000 194,883
5.35%, 2/15/2033 50,000 53,287
2.75%, 5/15/2040 60,000 46,518
3.05%, 5/15/2041 50,000 39,940
3.25%, 5/15/2051 100,000 78,241
5.88%, 2/15/2053 20,000 22,900
3.13%, 5/15/2060 50,000 36,333
2,858,536
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,198
Expedia Group, Inc. ,
3.80%, 2/15/2028(a) 50,000 47,261
3.25%, 2/15/2030 65,000 57,140
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,951
Series R, 3.13%, 6/15/2026 200,000 190,069
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 96,710
3.70%, 2/15/2042 40,000 33,867
4.88%, 12/9/2045 50,000 49,372
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 98,287
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
3.50%, 11/15/2050 100,000 78,011
757,866
Household Durables 0.2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 81,752
Lennar Corp. ,
5.88%, 11/15/2024 300,000 303,134
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 38,171
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,451
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 97,495
621,003
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 10,004
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 45,940
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 37,359
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 93,546
186,849
Independent Power and Renewable Electricity Producers
0.0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 50,615
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,990
73,605
Industrial Conglomerates 0.1%
3M Co. ,
4.00%, 9/14/2048(a) 40,000 33,524
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 44,443
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,012
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 52,531
161,510
Insurance 0.7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 44,233
American International Group,
Inc. ,
4.75%, 4/1/2048 100,000 95,442
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 46,793
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 247,834
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 95,293

10 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 147,376
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 94,477
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 46,700
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 30,904
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 37,311
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 40,934
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 53,341
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 40,556
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 98,760
Markel Corp. ,
5.00%, 5/20/2049 50,000 46,817
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 49,740
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 94,432
4.13%, 8/13/2042 50,000 45,370
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,409
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 114,748
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 50,000 43,950
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 90,956
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,483
2.95%, 9/15/2029 30,000 26,546
1,729,405
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 100,000 63,934
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 197,773
Meta Platforms, Inc. ,
4.45%, 8/15/2052 35,000 30,565
292,272
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. ,
3.60%, 4/13/2032 25,000 23,786
4.70%, 12/1/2032 25,000 25,593
2.50%, 6/3/2050 50,000 33,860
3.95%, 4/13/2052 25,000 22,140
4.25%, 8/22/2057 150,000 137,375
4.10%, 4/13/2062 25,000 21,946
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
eBay, Inc. ,
4.00%, 7/15/2042 50,000 42,517
307,217
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(a) 100,000 80,979
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 76,355
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 50,000 40,992
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 193,797
3.50%, 7/1/2029 50,000 46,568
Global Payments, Inc. ,
4.15%, 8/15/2049(a) 50,000 38,927
International Business
Machines Corp. ,
1.95%, 5/15/2030 100,000 84,043
4.25%, 5/15/2049(a) 100,000 88,443
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 41,964
3.95%, 2/26/2048 50,000 46,151
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 33,774
4.40%, 6/1/2032 100,000 98,136
Visa, Inc. ,
4.30%, 12/14/2045 100,000 96,895
967,024
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 95,302
3.90%, 11/19/2029 50,000 45,704
141,006
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(a) 100,000 88,703
Danaher Corp. ,
2.60%, 10/1/2050 75,000 51,808
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 45,022
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 34,859
2.60%, 10/1/2029 65,000 58,785
279,177
Machinery 0.3%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 61,435
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 195,741
Deere & Co. ,
3.90%, 6/9/2042 100,000 94,327
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 51,741

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 39,213
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 92,604
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 38,590
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,661
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 44,058
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 99,334
725,704
Media 0.8%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 250,000 232,976
2.25%, 1/15/2029 25,000 20,956
2.80%, 4/1/2031 200,000 163,769
3.50%, 3/1/2042 50,000 34,777
3.70%, 4/1/2051 100,000 66,436
5.25%, 4/1/2053 50,000 41,989
Comcast Corp. ,
3.70%, 4/15/2024 100,000 98,858
3.40%, 4/1/2030 100,000 93,826
3.97%, 11/1/2047 146,000 125,911
4.70%, 10/15/2048 225,000 216,973
2.89%, 11/1/2051 100,000 69,810
4.95%, 10/15/2058 12,000 11,911
2.99%, 11/1/2063 19,000 12,733
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 41,830
Fox Corp. ,
5.48%, 1/25/2039 50,000 48,529
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 242,349
Paramount Global ,
5.50%, 5/15/2033 82,000 77,412
4.38%, 3/15/2043 50,000 36,892
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 92,530
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 244,597
1,975,064
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,114
6.80%, 11/29/2032 25,000 26,279
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 51,737
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(a) 25,000 24,288
Newmont Corp. ,
2.60%, 7/15/2032 60,000 50,250
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 85,363
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 57,000
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 46,389
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 96,474
463,894
Multiline Retail 0.1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 42,278
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,063
3.38%, 12/1/2051 25,000 18,107
Target Corp. ,
2.50%, 4/15/2026(a) 250,000 237,603
3.90%, 11/15/2047 50,000 43,628
362,679
Multi-Utilities 0.4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 244,587
4.45%, 1/15/2049 50,000 46,200
4.25%, 10/15/2050 100,000 88,667
4.60%, 5/1/2053(c) 20,000 18,787
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 21,986
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 47,208
Consolidated Edison Co. of
New York, Inc. ,
3.70%, 11/15/2059 100,000 78,011
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 41,978
NiSource, Inc. ,
4.38%, 5/15/2047(a) 100,000 89,932
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 73,658
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 32,723
Sempra Energy ,
4.00%, 2/1/2048(a) 50,000 41,997
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 40,207
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 81,026
946,967
Oil, Gas & Consumable Fuels 1.7%
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 149,388
1.75%, 8/10/2030 200,000 166,511
2.72%, 1/12/2032 100,000 87,398

12 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,461
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 15,000 16,431
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,753
2.74%, 12/31/2039 25,000 20,490
Chevron Corp. ,
2.95%, 5/16/2026 250,000 240,183
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 247,733
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 198,133
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 53,763
ConocoPhillips Co. ,
4.03%, 3/15/2062 100,000 86,286
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 45,908
Diamondback Energy, Inc. ,
4.25%, 3/15/2052 25,000 20,127
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 59,790
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 99,104
5.25%, 4/15/2029 100,000 100,935
3.75%, 5/15/2030 150,000 137,475
5.00%, 5/15/2050 100,000 87,269
Enterprise Products Operating
LLC ,
4.95%, 10/15/2054 150,000 138,018
Equinor ASA ,
3.70%, 4/6/2050 100,000 85,132
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 242,473
2.99%, 3/19/2025 200,000 194,451
3.00%, 8/16/2039 50,000 41,033
4.11%, 3/1/2046 100,000 91,009
Hess Corp. ,
4.30%, 4/1/2027 100,000 97,950
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 82,033
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 48,349
5.55%, 6/1/2045 50,000 48,723
5.45%, 8/1/2052 25,000 23,995
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 40,861
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 55,741
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 47,342
MPLX LP ,
4.50%, 4/15/2038 25,000 22,711
4.70%, 4/15/2048 50,000 43,144
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
4.95%, 3/14/2052 25,000 22,157
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 43,679
5.20%, 7/15/2048 30,000 27,128
Phillips 66 ,
5.88%, 5/1/2042 100,000 109,287
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 41,140
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,462
Suncor Energy, Inc. ,
4.00%, 11/15/2047 40,000 33,584
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,136
6.25%, 7/1/2052 25,000 25,347
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 95,238
3.46%, 7/12/2049 50,000 40,415
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 88,836
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 78,053
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 21,160
5.40%, 3/4/2044 100,000 97,676
4,257,401
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 63,011
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 85,524
148,535
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 23,561
Pharmaceuticals 0.8%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 96,081
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 19,000 18,549
3.40%, 7/26/2029 200,000 190,618
3.55%, 3/15/2042 50,000 43,312
3.90%, 3/15/2062 70,000 59,042
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 40,496
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 96,333
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 310,689
Merck & Co., Inc. ,
4.15%, 5/18/2043 100,000 94,682
4.00%, 3/7/2049 100,000 90,861

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 88,089
2.75%, 8/14/2050 50,000 37,378
Pfizer, Inc. ,
1.75%, 8/18/2031(a) 100,000 83,583
4.13%, 12/15/2046 200,000 188,904
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 52,854
Sanofi ,
3.63%, 6/19/2028 50,000 48,798
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 168,975
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,687
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 34,657
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 114,671
4.70%, 2/1/2043 50,000 47,793
1,923,052
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 134,203
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 102,225
2.88%, 6/15/2052 25,000 18,056
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 132,391
6.20%, 6/1/2036 30,000 34,186
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,179
6.13%, 9/15/2115 10,000 10,978
CSX Corp. ,
5.50%, 4/15/2041 50,000 52,563
3.95%, 5/1/2050 100,000 85,037
Kansas City Southern ,
4.20%, 11/15/2069 25,000 21,100
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 44,210
2.30%, 5/15/2031 100,000 85,178
4.45%, 6/15/2045 50,000 45,783
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 83,323
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 88,817
3.25%, 2/5/2050 80,000 62,418
3.84%, 3/20/2060 65,000 53,840
963,284
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 56,780
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 119,402
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
4.93%, 5/15/2037(c) 171,000 156,955
3.50%, 2/15/2041(c) 50,000 38,217
Intel Corp. ,
3.70%, 7/29/2025 150,000 146,719
3.75%, 3/25/2027 100,000 97,870
2.45%, 11/15/2029 100,000 87,893
2.80%, 8/12/2041 45,000 33,054
3.05%, 8/12/2051 100,000 69,195
3.10%, 2/15/2060 35,000 23,291
KLA Corp. ,
3.30%, 3/1/2050 50,000 38,803
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 142,800
2.88%, 6/15/2050 55,000 39,666
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 97,481
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 32,793
NXP BV ,
4.30%, 6/18/2029 50,000 48,084
5.00%, 1/15/2033 50,000 49,024
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 80,520
4.65%, 5/20/2035 100,000 102,181
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 97,645
1,558,373
Software 0.5%
Adobe, Inc. ,
3.25%, 2/1/2025(a) 70,000 68,336
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 61,218
2.92%, 3/17/2052 250,000 191,150
Oracle Corp. ,
2.65%, 7/15/2026 45,000 42,136
2.88%, 3/25/2031 200,000 172,264
6.25%, 11/9/2032 20,000 21,739
4.30%, 7/8/2034 100,000 92,463
3.60%, 4/1/2040 100,000 79,233
6.90%, 11/9/2052 20,000 23,135
3.85%, 4/1/2060 150,000 108,408
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,426
1.75%, 2/15/2031 100,000 80,219
Salesforce, Inc. ,
2.90%, 7/15/2051 100,000 71,431
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 59,276
VMware, Inc. ,
2.20%, 8/15/2031 100,000 79,254
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,411
1,232,099
Specialty Retail 0.2%
AutoNation, Inc. ,
2.40%, 8/1/2031(a) 25,000 18,964

14 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The) ,
3.25%, 4/15/2032(a) 25,000 22,996
5.88%, 12/16/2036 25,000 28,077
4.40%, 3/15/2045 100,000 95,381
4.50%, 12/6/2048 100,000 96,403
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 94,621
3.75%, 4/1/2032 85,000 78,845
3.00%, 10/15/2050 80,000 54,937
4.25%, 4/1/2052 35,000 29,742
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 96,664
616,630
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 296,962
2.50%, 2/9/2025 170,000 164,047
2.45%, 8/4/2026(a) 190,000 179,104
3.00%, 11/13/2027(a) 100,000 95,324
1.65%, 5/11/2030 25,000 21,052
1.65%, 2/8/2031 200,000 165,828
3.85%, 5/4/2043 150,000 136,337
4.38%, 5/13/2045 145,000 141,128
2.80%, 2/8/2061 60,000 41,141
Dell International LLC ,
3.38%, 12/15/2041(c) 25,000 18,001
8.35%, 7/15/2046 30,000 36,209
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(d) 50,000 52,706
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,443
4.20%, 4/15/2032 10,000 8,923
6.00%, 9/15/2041 50,000 50,806
1,417,011
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(a) 50,000 46,020
3.38%, 11/1/2046 30,000 25,104
71,124
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
4.00%, 4/15/2024 250,000 247,174
Tobacco 0.3%
Altria Group, Inc. ,
3.88%, 9/16/2046 170,000 120,543
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 145,907
4.39%, 8/15/2037 100,000 82,148
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 20,000 20,140
5.00%, 11/17/2025 20,000 20,267
5.13%, 11/17/2027 20,000 20,441
5.63%, 11/17/2029 20,000 20,888
4.13%, 3/4/2043 100,000 84,184
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 98,177
5.70%, 8/15/2035 75,000 71,760
684,455
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 140,405
Aircastle Ltd. ,
4.13%, 5/1/2024 100,000 97,789
GATX Corp. ,
4.00%, 6/30/2030 100,000 92,553
330,747
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 45,122
Wireless Telecommunication Services 0.2%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 92,435
Rogers Communications, Inc. ,
2.95%, 3/15/2025(c) 10,000 9,603
3.20%, 3/15/2027(c) 10,000 9,404
5.00%, 3/15/2044 100,000 91,566
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 100,000 93,658
4.38%, 4/15/2040 100,000 90,483
4.50%, 4/15/2050 100,000 88,312
5.65%, 1/15/2053 30,000 31,297
Vodafone Group plc ,
4.25%, 9/17/2050 90,000 74,655
581,413
Total Corporate Bonds
(cost $69,261,180)
63,082,799
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 96,859
Province of New Brunswick,
3.63%, 2/24/2028 100,000 98,082
Province of Ontario,
1.13%, 10/7/2030 200,000 162,765
Province of Quebec,
7.50%, 9/15/2029 50,000 59,886
417,592
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 131,634
HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024 200,000 200,555

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 15
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 163,020
3.55%, 3/31/2032 200,000 183,509
346,529
ISRAEL 0.1%
State of Israel Government
Bond,
2.75%, 7/3/2030 200,000 181,700
ITALY 0.1%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 189,377
2.88%, 10/17/2029 200,000 170,465
359,842
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.00%, 10/17/2029 200,000 174,696
MEXICO 0.2%
United Mexican States,
4.50%, 4/22/2029 200,000 195,819
5.00%, 4/27/2051 300,000 258,399
5.75%, 10/12/2110 50,000 45,128
499,346
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 200,000 215,901
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 97,405
3.30%, 3/11/2041 120,000 90,234
187,639
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 283,750
SOUTH KOREA 0.3%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 337,926
Republic of Korea,
5.63%, 11/3/2025 200,000 203,560
2.50%, 6/19/2029 200,000 183,855
725,341
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 100,892
Total Foreign Government Securities
(cost $4,147,495)
3,825,417
Mortgage-Backed Securities 27.5%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 33 33
Pool# D60780
8.00%, 6/1/2025 200 200
Pool# G30267
5.00%, 8/1/2025 23,557 23,888
Pool# J18127
3.00%, 3/1/2027 48,341 46,880
Pool# J18702
3.00%, 3/1/2027 42,689 41,436
Pool# J19106
3.00%, 5/1/2027 19,294 18,712
Pool# D82854
7.00%, 10/1/2027 16 16
Pool# C00566
7.50%, 12/1/2027 229 236
Pool# C18271
7.00%, 11/1/2028 803 815
Pool# C00678
7.00%, 11/1/2028 222 227
Pool# C00836
7.00%, 7/1/2029 185 191
Pool# C31285
7.00%, 9/1/2029 316 322
Pool# C37436
8.00%, 1/1/2030 549 578
Pool# C36429
7.00%, 2/1/2030 340 340
Pool# C36306
7.00%, 2/1/2030 301 302
Pool# C00921
7.50%, 2/1/2030 386 404
Pool# G01108
7.00%, 4/1/2030 138 143
Pool# C37703
7.50%, 4/1/2030 214 214
Pool# J32255
3.00%, 7/1/2030 14,419 14,057
Pool# C41561
8.00%, 8/1/2030 1,082 1,090
Pool# C01051
8.00%, 9/1/2030 571 605
Pool# C43550
7.00%, 10/1/2030 785 785
Pool# C44017
7.50%, 10/1/2030 252 252
Pool# C43967
8.00%, 10/1/2030 795 794
Pool# C44957
8.00%, 11/1/2030 492 492
Pool# C01106
7.00%, 12/1/2030 2,745 2,852
Pool# C01103
7.50%, 12/1/2030 286 306
Pool# C46932
7.50%, 1/1/2031 370 371
Pool# C01116
7.50%, 1/1/2031 272 286
Pool# G01217
7.00%, 3/1/2031 2,814 2,937

16 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C48206
7.50%, 3/1/2031 980 979
Pool# C91366
4.50%, 4/1/2031 40,652 41,387
Pool# G18605
3.00%, 6/1/2031 6,676 6,507
Pool# C91377
4.50%, 6/1/2031 21,695 22,087
Pool# C53324
7.00%, 6/1/2031 902 908
Pool# C01209
8.00%, 6/1/2031 192 192
Pool# C54792
7.00%, 7/1/2031 800 800
Pool# J35107
2.50%, 8/1/2031 20,571 19,530
Pool# G01309
7.00%, 8/1/2031 333 344
Pool# G01311
7.00%, 9/1/2031 2,716 2,812
Pool# C01222
7.00%, 9/1/2031 399 419
Pool# G01315
7.00%, 9/1/2031 100 104
Pool# J35522
2.50%, 10/1/2031 84,813 80,514
Pool# C58694
7.00%, 10/1/2031 2,510 2,550
Pool# C60012
7.00%, 11/1/2031 383 383
Pool# C61298
8.00%, 11/1/2031 1,405 1,408
Pool# J35957
2.50%, 12/1/2031 156,630 148,687
Pool# C61105
7.00%, 12/1/2031 3,062 3,095
Pool# C63171
7.00%, 1/1/2032 2,201 2,269
Pool# V61548
2.50%, 2/1/2032 177,783 169,053
Pool# G01391
7.00%, 4/1/2032 5,165 5,462
Pool# C01345
7.00%, 4/1/2032 1,841 1,935
Pool# C01370
8.00%, 4/1/2032 438 456
Pool# G16285
3.50%, 5/1/2032 12,507 12,299
Pool# C01381
8.00%, 5/1/2032 5,564 5,832
Pool# C68290
7.00%, 6/1/2032 1,381 1,403
Pool# C68300
7.00%, 6/1/2032 536 535
Pool# G01449
7.00%, 7/1/2032 3,182 3,313
Pool# C69908
7.00%, 8/1/2032 14,145 14,550
Pool# C91558
3.50%, 9/1/2032 47,797 47,011
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G16407
2.50%, 1/1/2033 63,526 60,019
Pool# G01536
7.00%, 3/1/2033 5,131 5,378
Pool# G30646
3.00%, 5/1/2033 77,634 75,043
Pool# G30642
3.00%, 5/1/2033 39,690 38,267
Pool# K90535
3.00%, 5/1/2033 17,457 16,875
Pool# A16419
6.50%, 11/1/2033 9,158 9,523
Pool# A16522
6.50%, 12/1/2033 7,596 8,022
Pool# C01806
7.00%, 1/1/2034 7,013 7,040
Pool# A21356
6.50%, 4/1/2034 29,168 30,691
Pool# C01851
6.50%, 4/1/2034 11,279 11,779
Pool# A24301
6.50%, 5/1/2034 17,147 17,764
Pool# A22067
6.50%, 5/1/2034 8,794 9,233
Pool# A24988
6.50%, 7/1/2034 6,816 7,061
Pool# G01741
6.50%, 10/1/2034 3,972 4,155
Pool# G08023
6.50%, 11/1/2034 8,465 9,016
Pool# G08064
6.50%, 4/1/2035 4,144 4,435
Pool# G01947
7.00%, 5/1/2035 4,031 4,200
Pool# A39759
5.50%, 11/1/2035 2,745 2,857
Pool# A40376
5.50%, 12/1/2035 1,697 1,758
Pool# A42305
5.50%, 1/1/2036 5,258 5,432
Pool# A41548
7.00%, 1/1/2036 4,235 4,229
Pool# G08111
5.50%, 2/1/2036 9,129 9,584
Pool# A43861
5.50%, 3/1/2036 30,558 31,220
Pool# G08116
5.50%, 3/1/2036 11,039 11,602
Pool# A43534
6.50%, 3/1/2036 1,294 1,340
Pool# A48735
5.50%, 5/1/2036 4,488 4,567
Pool# G08136
6.50%, 6/1/2036 4,778 5,097
Pool# A53039
6.50%, 10/1/2036 28,991 30,068
Pool# C91982
3.50%, 3/1/2038 40,235 38,974
Pool# G04251
6.50%, 4/1/2038 2,012 2,121

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 17
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04569
6.50%, 8/1/2038 2,754 2,878
Pool# A84252
6.50%, 1/1/2039 11,674 12,229
Pool# A84287
6.50%, 1/1/2039 7,258 7,591
Pool# G60342
4.50%, 5/1/2042 59,485 60,515
Pool# G07158
3.50%, 10/1/2042 65,554 63,330
Pool# G07163
3.50%, 10/1/2042 59,682 57,664
Pool# Q12051
3.50%, 10/1/2042 58,238 56,268
Pool# Q11532
3.50%, 10/1/2042 46,454 44,878
Pool# Q12052
3.50%, 10/1/2042 25,485 24,620
Pool# C09020
3.50%, 11/1/2042 221,105 213,580
Pool# G07264
3.50%, 12/1/2042 95,531 92,260
Pool# Q14292
3.50%, 1/1/2043 25,833 24,956
Pool# Q14881
3.50%, 1/1/2043 21,424 20,686
Pool# V80002
2.50%, 4/1/2043 159,365 142,117
Pool# Q16915
3.00%, 4/1/2043 287,432 270,603
Pool# Q17675
3.50%, 4/1/2043 124,463 120,252
Pool# G07410
3.50%, 7/1/2043 51,797 50,044
Pool# Q20332
3.50%, 7/1/2043 9,578 9,245
Pool# G07946
4.00%, 7/1/2044 52,491 51,784
Pool# Q28607
3.50%, 9/1/2044 49,336 47,586
Pool# G61231
3.50%, 9/1/2044 7,663 7,398
Pool# G08609
3.50%, 10/1/2044 19,107 18,390
Pool# Q30833
4.00%, 1/1/2045 4,693 4,629
Pool# V81873
4.00%, 8/1/2045 9,113 8,990
Pool# G08669
4.00%, 9/1/2045 49,024 48,363
Pool# Q38357
4.00%, 1/1/2046 3,343 3,298
Pool# G61365
4.50%, 1/1/2046 41,527 41,874
Pool# G08697
3.00%, 3/1/2046 74,905 69,568
Pool# Q39440
4.00%, 3/1/2046 2,821 2,783
Pool# G08704
4.50%, 4/1/2046 7,683 7,747
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q40097
4.50%, 4/1/2046 1,263 1,272
Pool# Q40718
3.50%, 5/1/2046 13,897 13,297
Pool# G08707
4.00%, 5/1/2046 61,103 60,267
Pool# G08708
4.50%, 5/1/2046 5,302 5,346
Pool# Q40728
4.50%, 5/1/2046 1,149 1,157
Pool# Q41548
3.00%, 7/1/2046 14,337 13,345
Pool# Q41903
3.50%, 7/1/2046 77,001 73,700
Pool# Q41491
3.50%, 7/1/2046 7,574 7,250
Pool# Q41935
3.50%, 7/1/2046 6,661 6,375
Pool# G61791
4.00%, 7/1/2046 8,776 8,658
Pool# Q41947
4.50%, 7/1/2046 1,644 1,649
Pool# G08715
3.00%, 8/1/2046 103,727 96,360
Pool# Q42596
3.50%, 8/1/2046 65,761 63,165
Pool# Q42203
3.50%, 8/1/2046 11,010 10,553
Pool# Q42393
3.50%, 8/1/2046 9,563 9,155
Pool# G61323
3.00%, 9/1/2046 133,824 125,991
Pool# G08721
3.00%, 9/1/2046 77,144 71,637
Pool# V82617
3.50%, 9/1/2046 50,212 48,059
Pool# G08722
3.50%, 9/1/2046 10,877 10,451
Pool# G60733
4.50%, 9/1/2046 22,184 22,370
Pool# G60722
3.00%, 10/1/2046 206,528 191,860
Pool# Q44035
3.00%, 10/1/2046 97,793 90,706
Pool# G61815
4.00%, 10/1/2046 5,464 5,391
Pool# G61257
3.00%, 11/1/2046 188,715 174,843
Pool# Q44452
3.00%, 11/1/2046 43,600 40,395
Pool# G08732
3.00%, 11/1/2046 12,479 11,547
Pool# Q44473
3.50%, 11/1/2046 10,316 9,878
Pool# Q44223
3.50%, 11/1/2046 6,015 5,757
Pool# G08734
4.00%, 11/1/2046 99,553 98,067
Pool# G08737
3.00%, 12/1/2046 542,944 503,403

18 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60989
3.00%, 12/1/2046 80,941 75,191
Pool# Q45878
3.00%, 12/1/2046 14,453 13,373
Pool# G61862
3.50%, 12/1/2046 12,399 11,877
Pool# G08741
3.00%, 1/1/2047 111,564 103,398
Pool# G08747
3.00%, 2/1/2047 189,435 175,567
Pool# G08748
3.50%, 2/1/2047 17,760 17,035
Pool# Q47484
3.50%, 4/1/2047 20,629 19,739
Pool# G60988
3.00%, 5/1/2047 454,984 422,827
Pool# Q48098
3.50%, 5/1/2047 65,596 62,784
Pool# G61390
3.00%, 6/1/2047 169,519 157,116
Pool# G61339
3.00%, 8/1/2047 41,867 38,834
Pool# Q53085
3.00%, 9/1/2047 30,404 28,365
Pool# G61622
3.00%, 10/1/2047 100,803 93,573
Pool# G08785
4.00%, 10/1/2047 4,115 4,015
Pool# Q52075
4.00%, 11/1/2047 70,040 68,960
Pool# T65458
3.50%, 2/1/2048 71,332 66,642
Pool# G08800
3.50%, 2/1/2048 9,412 9,000
Pool# G08801
4.00%, 2/1/2048 28,037 27,526
Pool# Q54727
3.50%, 3/1/2048 25,990 24,863
Pool# Q55401
5.00%, 4/1/2048 6,002 6,119
Pool# G08817
4.00%, 6/1/2048 5,862 5,742
Pool# G08827
4.50%, 7/1/2048 45,006 45,297
Pool# Q57401
4.50%, 7/1/2048 14,964 15,193
Pool# Q57402
4.50%, 7/1/2048 6,005 6,116
Pool# G08831
4.00%, 8/1/2048 47,957 47,073
Pool# G67716
4.50%, 10/1/2048 55,329 56,175
Pool# G61846
4.00%, 1/1/2049 81 80
Pool# V85279
3.50%, 4/1/2049 20,637 19,770
FHLMC Non Gold Pool
Pool# 1B8478
3.98%, 7/1/2041(e) 15,228 15,506
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 2B0108
4.15%, 1/1/2042(e) 1,325 1,302
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 358,200 340,282
Pool# SB8500
2.50%, 7/1/2035 247,894 232,089
Pool# SB0479
2.50%, 10/1/2035 54,477 51,134
Pool# RC1826
2.00%, 2/1/2036 246,018 224,172
Pool# SB8092
1.50%, 3/1/2036 59,319 52,595
Pool# RC1887
2.00%, 3/1/2036 384,453 350,317
Pool# RC2045
2.00%, 6/1/2036 19,904 18,137
Pool# QN8913
2.00%, 12/1/2036 67,865 61,820
Pool# RC2402
2.00%, 1/1/2037 89,311 81,378
Pool# RC2399
2.00%, 1/1/2037 67,866 61,836
Pool# SB8140
1.50%, 2/1/2037 160,885 142,640
Pool# SB8144
1.50%, 3/1/2037 185,350 164,274
Pool# QN9700
1.50%, 3/1/2037 35,077 31,088
Pool# SB8148
2.00%, 4/1/2037 70,308 63,888
Pool# SB8158
2.00%, 6/1/2037 70,979 64,672
Pool# ZM2339
3.50%, 1/1/2047 62,263 59,471
Pool# RA3022
2.50%, 6/1/2050 214,346 189,353
Pool# SD7521
2.50%, 7/1/2050 565,105 503,993
Pool# SD7523
2.50%, 8/1/2050 266,222 236,970
Pool# RA3382
3.00%, 8/1/2050 203,383 186,518
Pool# SD1143
4.50%, 9/1/2050 98,727 99,074
Pool# SD0514
2.00%, 10/1/2050 219,355 185,970
Pool# RA3723
2.00%, 10/1/2050 116,472 98,430
Pool# RA3932
2.50%, 11/1/2050 243,637 216,456
Pool# RA3987
2.50%, 11/1/2050 134,004 118,220
Pool# RA4351
2.50%, 1/1/2051 289,385 255,164
Pool# RA4410
2.50%, 1/1/2051 206,911 182,620
Pool# RA4652
2.00%, 2/1/2051 1,321,464 1,115,694

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4493
2.00%, 2/1/2051 840,434 709,572
Pool# QB9104
2.00%, 2/1/2051 354,300 299,198
Pool# RA4737
2.00%, 3/1/2051 1,043,438 881,345
Pool# RA4718
2.00%, 3/1/2051 587,302 495,857
Pool# RA4727
2.00%, 3/1/2051 330,167 278,754
Pool# SD7537
2.00%, 3/1/2051 151,770 128,193
Pool# SD8140
2.00%, 4/1/2051 1,469,392 1,240,596
Pool# SD0576
2.50%, 4/1/2051 70,328 62,040
Pool# SD8145
1.50%, 5/1/2051 934,539 747,957
Pool# QC2070
2.00%, 5/1/2051 66,141 56,075
Pool# RA5436
2.00%, 6/1/2051 200,765 169,320
Pool# RA5398
2.00%, 7/1/2051 246,039 208,589
Pool# RA6091
2.00%, 10/1/2051 206,221 174,687
Pool# RA6236
2.00%, 11/1/2051 231,465 195,051
Pool# SD8182
2.00%, 12/1/2051 918,399 773,772
Pool# RA6959
2.50%, 3/1/2052 46,920 41,119
Pool# QE0374
2.50%, 4/1/2052 265,507 232,707
Pool# SD8212
2.50%, 5/1/2052 248,774 217,982
Pool# RA7933
5.00%, 9/1/2052 74,205 75,326
FNMA Pool
Pool# AC9890
2.75%, 4/1/2040(e) 104,558 104,612
Pool# AJ1249
4.07%, 9/1/2041(e) 33,442 34,011
Pool# AL1437
4.07%, 1/1/2042(e) 6,935 6,956
Pool# AK0714
3.31%, 2/1/2042(e) 1,946 1,916
Pool# AP1961
3.94%, 8/1/2042(e) 16,068 16,377
Pool# BF0206
4.00%, 2/1/2047 34,681 33,653
Pool# BF0200
3.50%, 11/1/2051 192,113 182,566
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 4,963 4,929
Pool# 935348
5.50%, 6/1/2024 502 500
Pool# AC1374
4.00%, 8/1/2024 6,973 6,989
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AC1529
4.50%, 9/1/2024 4,244 4,288
Pool# AD0244
4.50%, 10/1/2024 2,997 3,031
Pool# AH1361
3.50%, 12/1/2025 28,293 27,844
Pool# AH1518
3.50%, 12/1/2025 13,053 12,771
Pool# AE6384
4.00%, 1/1/2026 2,559 2,541
Pool# AP4746
3.00%, 8/1/2027 28,769 27,867
Pool# AP4640
3.00%, 9/1/2027 25,268 24,469
Pool# AQ5096
3.00%, 11/1/2027 42,456 41,103
Pool# AQ4532
3.00%, 11/1/2027 36,130 34,939
Pool# AQ3758
3.00%, 11/1/2027 26,275 25,421
Pool# AB6886
3.00%, 11/1/2027 17,533 16,971
Pool# AS0487
2.50%, 9/1/2028 89,214 85,281
Pool# 930998
4.50%, 4/1/2029 2,335 2,347
Pool# MA0243
5.00%, 11/1/2029 6,208 6,352
Pool# AL8077
3.50%, 12/1/2029 7,313 7,202
Pool# MA0268
5.00%, 12/1/2029 6,327 6,474
Pool# AD5655
5.00%, 5/1/2030 15,266 15,622
Pool# MA0443
5.00%, 5/1/2030 8,043 8,230
Pool# AB1038
5.00%, 5/1/2030 6,953 7,115
Pool# AS5420
3.00%, 7/1/2030 32,692 31,837
Pool# MA0559
5.00%, 9/1/2030 3,042 3,112
Pool# AZ9234
3.50%, 10/1/2030 7,612 7,459
Pool# AH1515
4.00%, 12/1/2030 129,061 128,470
Pool# AD0716
6.50%, 12/1/2030 85,894 88,939
Pool# MA0641
4.00%, 2/1/2031 122,636 122,074
Pool# 560868
7.50%, 2/1/2031 361 361
Pool# BC5968
2.50%, 4/1/2031 29,929 28,468
Pool# BC4430
3.00%, 4/1/2031 10,188 9,896
Pool# AL8566
3.00%, 6/1/2031 33,014 32,152
Pool# AL8565
3.00%, 6/1/2031 31,080 30,267

20 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8028
2.50%, 9/1/2031 90,346 85,822
Pool# 607212
7.50%, 10/1/2031 1,986 1,985
Pool# BM3814
2.50%, 12/1/2031 49,619 47,138
Pool# AS8609
3.00%, 1/1/2032 42,983 41,858
Pool# AL9585
3.50%, 1/1/2032 11,101 10,932
Pool# BM4624
3.00%, 2/1/2032 37,240 36,267
Pool# AS8767
3.00%, 2/1/2032 32,648 31,794
Pool# AL9871
3.00%, 2/1/2032 15,085 14,691
Pool# BM3269
2.50%, 4/1/2032 82,738 78,594
Pool# BM4088
3.00%, 6/1/2032 31,698 30,870
Pool# MA1107
3.50%, 7/1/2032 30,549 29,781
Pool# BH6610
3.50%, 7/1/2032 9,228 9,051
Pool# BM1669
3.00%, 8/1/2032 18,031 17,470
Pool# BM5167
3.50%, 9/1/2032 7,535 7,420
Pool# BH9391
3.50%, 10/1/2032 8,162 8,017
Pool# BM3977
3.00%, 12/1/2032 67,454 65,357
Pool# CA0951
3.00%, 12/1/2032 44,119 42,747
Pool# FM1661
2.50%, 1/1/2033 191,458 183,082
Pool# BM4338
2.50%, 1/1/2033 81,707 77,619
Pool# 656559
6.50%, 2/1/2033 9,109 9,429
Pool# 694846
6.50%, 4/1/2033 4,207 4,357
Pool# AB9402
3.00%, 5/1/2033 104,921 101,061
Pool# AB9403
3.00%, 5/1/2033 40,728 39,231
Pool# MA1527
3.00%, 8/1/2033 182,308 175,599
Pool# 750229
6.50%, 10/1/2033 11,614 12,022
Pool# 725228
6.00%, 3/1/2034 246,480 257,847
Pool# 788027
6.50%, 9/1/2034 14,383 14,888
Pool# FM4900
2.00%, 12/1/2035 61,063 55,642
Pool# CA8789
2.00%, 2/1/2036 362,272 330,105
Pool# CA9145
2.00%, 2/1/2036 295,819 269,571
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5571
2.00%, 2/1/2036 167,506 152,636
Pool# CA9475
2.00%, 3/1/2036 95,434 86,961
Pool# CB0262
2.00%, 4/1/2036 1,938,470 1,766,322
Pool# FM8538
2.00%, 8/1/2036 21,943 19,994
Pool# AL4260
5.50%, 9/1/2036 19,761 20,636
Pool# MA4441
1.50%, 10/1/2036 43,896 38,905
Pool# FS0180
2.00%, 12/1/2036 136,611 124,480
Pool# FS0155
2.00%, 12/1/2036 66,898 60,956
Pool# BU1381
2.00%, 12/1/2036 45,162 41,139
Pool# CB2709
2.00%, 1/1/2037 111,819 101,887
Pool# MA4535
1.50%, 2/1/2037 300,490 266,324
Pool# MA4566
1.50%, 3/1/2037 514,260 455,778
Pool# MA4581
1.50%, 4/1/2037 79,341 70,318
Pool# CB3441
2.50%, 4/1/2037 35,718 33,416
Pool# FS2497
1.50%, 8/1/2037 42,987 38,112
Pool# 955194
7.00%, 11/1/2037 74,439 78,938
Pool# AB1735
3.50%, 11/1/2040 4,831 4,663
Pool# AB2067
3.50%, 1/1/2041 159,335 154,267
Pool# AB2068
3.50%, 1/1/2041 89,879 86,744
Pool# 932888
3.50%, 1/1/2041 64,683 62,419
Pool# 932891
3.50%, 1/1/2041 10,872 10,493
Pool# AI9920
4.00%, 9/1/2041 4,351 4,289
Pool# AI9851
4.50%, 9/1/2041 22,886 23,193
Pool# AJ5431
4.50%, 10/1/2041 49,257 49,986
Pool# AJ4861
4.00%, 12/1/2041 73,804 72,918
Pool# AX5316
4.50%, 1/1/2042 7,894 8,023
Pool# AL2499
4.50%, 1/1/2042 2,506 2,547
Pool# AW8167
3.50%, 2/1/2042 177,610 171,429
Pool# AB5185
3.50%, 5/1/2042 136,753 131,993
Pool# AO3575
4.50%, 5/1/2042 45,255 45,822

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP2092
4.50%, 8/1/2042 11,387 11,343
Pool# AP7489
4.00%, 9/1/2042 214,129 211,425
Pool# AL2782
4.50%, 9/1/2042 31,536 32,050
Pool# AL2677
3.50%, 11/1/2042 83,332 80,431
Pool# MA1273
3.50%, 12/1/2042 102,360 98,775
Pool# AR8213
3.50%, 4/1/2043 97,013 93,635
Pool# AB9238
3.00%, 5/1/2043 329,113 309,522
Pool# AB9237
3.00%, 5/1/2043 267,326 251,413
Pool# AB9236
3.00%, 5/1/2043 61,971 58,282
Pool# AB9362
3.50%, 5/1/2043 237,516 229,147
Pool# AT4145
3.00%, 6/1/2043 129,240 121,546
Pool# AB9814
3.00%, 7/1/2043 327,902 308,383
Pool# AS0255
4.50%, 8/1/2043 89,276 89,996
Pool# AS0516
3.00%, 9/1/2043 122,944 115,557
Pool# BM4222
3.00%, 1/1/2044 170,839 160,680
Pool# AW1006
4.00%, 5/1/2044 65,505 65,176
Pool# AL7767
4.50%, 6/1/2044 4,261 4,231
Pool# AS3946
4.00%, 12/1/2044 213,053 211,133
Pool# BM3611
4.00%, 1/1/2045 32,935 32,513
Pool# BM3804
3.50%, 2/1/2045 18,541 17,882
Pool# AL9555
4.00%, 2/1/2045 472,373 466,703
Pool# AL6889
4.50%, 2/1/2045 34,325 34,576
Pool# BM3931
3.00%, 3/1/2045 37,780 35,533
Pool# BM3664
3.00%, 5/1/2045 170,236 160,114
Pool# AS4921
3.50%, 5/1/2045 237,425 228,032
Pool# BM5562
4.00%, 6/1/2045 56,419 55,602
Pool# AL7207
4.50%, 8/1/2045 42,812 43,125
Pool# AS6362
4.50%, 12/1/2045 8,257 8,318
Pool# AS6474
3.50%, 1/1/2046 68,824 66,167
Pool# AS6539
3.50%, 1/1/2046 63,147 60,710
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9849
3.50%, 1/1/2046 51,699 49,868
Pool# AL9781
4.50%, 2/1/2046 66,896 67,753
Pool# BM4621
3.50%, 3/1/2046 40,165 38,767
Pool# BC0823
3.50%, 4/1/2046 40,983 39,208
Pool# AL8833
4.00%, 6/1/2046 71,123 70,766
Pool# AS7545
3.50%, 7/1/2046 59,265 56,667
Pool# MA2705
3.00%, 8/1/2046 150,110 139,369
Pool# BC1489
3.00%, 8/1/2046 22,528 20,938
Pool# AS7760
4.00%, 8/1/2046 64,599 63,637
Pool# AS7770
4.50%, 8/1/2046 4,956 4,993
Pool# AL8947
3.50%, 9/1/2046 12,504 11,959
Pool# AL9263
3.00%, 10/1/2046 43,490 40,328
Pool# BM3932
3.50%, 10/1/2046 51,174 48,930
Pool# FM1871
4.00%, 10/1/2046 42,919 42,404
Pool# BC4766
4.50%, 10/1/2046 10,713 10,770
Pool# AS8154
4.50%, 10/1/2046 3,431 3,457
Pool# FM1368
3.00%, 11/1/2046 417,658 388,807
Pool# BC9003
3.00%, 11/1/2046 46,900 43,505
Pool# BE5067
3.50%, 11/1/2046 136,477 130,938
Pool# BC9067
3.00%, 12/1/2046 65,683 60,863
Pool# AS8417
3.50%, 12/1/2046 55,467 53,049
Pool# AS8650
3.00%, 1/1/2047 315,557 291,210
Pool# AS8692
3.50%, 1/1/2047 55,605 53,242
Pool# BD2440
3.50%, 1/1/2047 19,694 18,833
Pool# BE7115
4.50%, 1/1/2047 2,341 2,358
Pool# BD5046
3.50%, 2/1/2047 19,310 18,467
Pool# AS8979
4.50%, 3/1/2047 14,293 14,398
Pool# BM3707
2.50%, 4/1/2047 41,775 37,215
Pool# AS9467
4.00%, 4/1/2047 5,782 5,696
Pool# AS9470
4.50%, 4/1/2047 44,935 45,265

22 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH0304
4.50%, 4/1/2047 3,276 3,301
Pool# AS9562
3.00%, 5/1/2047 26,047 24,079
Pool# BM3237
3.50%, 5/1/2047 97,697 93,620
Pool# AS9577
3.50%, 5/1/2047 79,357 75,899
Pool# AS9586
4.00%, 5/1/2047 358,858 355,413
Pool# BM1268
4.00%, 5/1/2047 111,668 110,016
Pool# AS9794
3.50%, 6/1/2047 72,778 69,861
Pool# BE3702
4.00%, 6/1/2047 33,857 33,283
Pool# BM1295
4.50%, 6/1/2047 45,284 45,616
Pool# BE9624
4.50%, 6/1/2047 18,989 19,070
Pool# BM3801
3.00%, 7/1/2047 104,212 96,566
Pool# AS9909
3.50%, 7/1/2047 59,001 56,625
Pool# BM3556
4.00%, 9/1/2047 22,372 22,419
Pool# CA0623
4.50%, 10/1/2047 8,737 8,823
Pool# BM3379
3.00%, 12/1/2047 187,518 174,100
Pool# BJ1699
4.00%, 12/1/2047 71,770 71,920
Pool# MA3238
3.50%, 1/1/2048 106,521 101,810
Pool# MA3277
4.00%, 2/1/2048 77,864 75,873
Pool# BK1972
4.50%, 3/1/2048 17,086 17,481
Pool# MA3332
3.50%, 4/1/2048 82,552 78,755
Pool# CA1531
3.50%, 4/1/2048 26,016 25,181
Pool# CA1510
3.50%, 4/1/2048 24,476 23,389
Pool# CA1560
4.50%, 4/1/2048 26,492 26,784
Pool# CA1898
4.50%, 6/1/2048 50,967 51,675
Pool# CA1951
4.00%, 7/1/2048 23,062 22,613
Pool# BK6577
4.50%, 7/1/2048 4,097 4,096
Pool# CA2376
4.00%, 9/1/2048 33,178 32,533
Pool# MA3495
4.00%, 10/1/2048 65,637 64,361
Pool# BM4664
4.50%, 10/1/2048 34,418 34,794
Pool# FM1001
3.50%, 11/1/2048 12,417 11,872
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3521
4.00%, 11/1/2048 51,011 49,970
Pool# MA3536
4.00%, 12/1/2048 51,767 50,761
Pool# BN0340
4.50%, 12/1/2048 73,686 73,811
Pool# CA2779
4.50%, 12/1/2048 37,038 37,442
Pool# BN3944
4.00%, 1/1/2049 20,802 20,397
Pool# CA3387
4.00%, 4/1/2049 75,692 74,839
Pool# CA3489
4.00%, 5/1/2049 46,358 45,840
Pool# MA3665
4.50%, 5/1/2049 69,893 70,246
Pool# CA3669
4.00%, 6/1/2049 89,008 87,526
Pool# CA3825
4.00%, 7/1/2049 27,237 26,961
Pool# FM2887
3.00%, 3/1/2050 95,387 87,957
Pool# FM0077
3.00%, 3/1/2050 46,586 42,816
Pool# CA5510
3.00%, 4/1/2050 154,341 141,905
Pool# MA4077
2.00%, 7/1/2050 96,133 81,255
Pool# CA6598
2.50%, 8/1/2050 329,031 290,743
Pool# BQ4909
2.00%, 9/1/2050 840,419 710,454
Pool# CA6985
2.00%, 9/1/2050 541,623 457,771
Pool# FM4222
2.50%, 9/1/2050 636,289 568,218
Pool# CA7572
2.50%, 10/1/2050 500,253 446,417
Pool# CA7368
2.50%, 10/1/2050 396,259 350,148
Pool# CA7369
2.50%, 10/1/2050 299,623 264,703
Pool# MA4181
1.50%, 11/1/2050 462,455 370,528
Pool# FM4808
2.50%, 11/1/2050 270,317 238,764
Pool# MA4210
2.50%, 12/1/2050 71,428 63,258
Pool# CA8442
2.00%, 1/1/2051 1,039,007 880,873
Pool# FM6031
2.00%, 2/1/2051 1,376,327 1,161,854
Pool# CA8893
2.00%, 2/1/2051 414,735 350,234
Pool# BQ9747
2.00%, 2/1/2051 354,019 298,899
Pool# CA8823
2.00%, 2/1/2051 224,728 189,859
Pool# FM6135
2.00%, 2/1/2051 146,817 124,037

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6554
2.00%, 3/1/2051 565,428 477,494
Pool# FM6569
2.50%, 3/1/2051 610,933 538,714
Pool# FM7677
2.50%, 3/1/2051 599,623 530,285
Pool# FM6834
2.00%, 4/1/2051 702,493 593,242
Pool# CB0235
2.00%, 4/1/2051 321,063 271,688
Pool# CB0149
2.00%, 4/1/2051 215,171 181,550
Pool# CB0400
2.00%, 5/1/2051 87,525 75,267
Pool# CB0684
2.00%, 6/1/2051 334,658 283,192
Pool# FM8630
1.50%, 7/1/2051 41,212 32,981
Pool# CB1110
2.00%, 7/1/2051 89,252 75,231
Pool# FM8160
2.50%, 7/1/2051 174,484 155,697
Pool# FM8007
2.50%, 7/1/2051 106,839 93,853
Pool# FM8011
2.50%, 8/1/2051 335,613 297,179
Pool# FM8441
2.50%, 8/1/2051 135,131 118,592
Pool# CB1330
2.50%, 8/1/2051 111,297 97,665
Pool# MA4399
2.50%, 8/1/2051 90,295 79,320
Pool# FM8794
2.50%, 9/1/2051 332,076 291,370
Pool# FM9082
2.00%, 10/1/2051 115,234 97,641
Pool# CB1871
2.50%, 10/1/2051 405,167 355,343
Pool# MA4464
1.50%, 11/1/2051 53,346 42,642
Pool# MA4465
2.00%, 11/1/2051 721,410 606,911
Pool# FM9450
2.00%, 11/1/2051 112,313 94,902
Pool# FM9491
2.50%, 11/1/2051 46,776 41,020
Pool# FM9494
2.50%, 11/1/2051 29,447 25,821
Pool# FM9543
2.50%, 12/1/2051 486,689 426,932
Pool# CB2410
2.50%, 12/1/2051 118,558 103,954
Pool# FM9806
2.50%, 12/1/2051 103,439 90,708
Pool# MA4512
2.50%, 1/1/2052 862,344 755,683
Pool# BU8176
2.50%, 1/1/2052 463,888 406,726
Pool# FS2639
2.50%, 1/1/2052 342,974 301,797
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BU9929
2.00%, 2/1/2052 263,553 221,888
Pool# MA4578
2.50%, 4/1/2052 383,454 336,023
Pool# CB3351
2.50%, 4/1/2052 72,909 63,895
Pool# FS2972
4.50%, 10/1/2052 49,578 49,359
Pool# CB5084
5.00%, 11/1/2052 50,527 51,290
Pool# CB5268
4.50%, 12/1/2052 347,262 343,538
Pool# FS3416
5.00%, 12/1/2052 99,653 101,158
Pool# CB5535
5.00%, 1/1/2053 249,751 251,212
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2038 372,938 330,502
2.50%, 2/25/2038 239,000 223,173
3.00%, 2/25/2038 125,000 119,894
3.50%, 2/25/2038 300,000 292,516
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 2/25/2053 225,000 179,683
2.50%, 2/25/2053 849,000 743,298
3.00%, 2/25/2053 75,000 68,121
3.50%, 2/25/2053 875,000 820,533
4.00%, 2/25/2053 675,000 651,797
4.50%, 2/25/2053 674,000 665,575
5.00%, 2/25/2053 924,000 927,393
5.50%, 2/25/2053 325,000 330,256
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 92 92
Pool# 457801
7.00%, 8/15/2028 818 826
Pool# 486936
6.50%, 2/15/2029 360 373
Pool# 502969
6.00%, 3/15/2029 1,121 1,151
Pool# 487053
7.00%, 3/15/2029 437 442
Pool# 781014
6.00%, 4/15/2029 802 824
Pool# 509099
7.00%, 6/15/2029 1,638 1,639
Pool# 470643
7.00%, 7/15/2029 4,286 4,288
Pool# 434505
7.50%, 8/15/2029 28 28
Pool# 781124
7.00%, 12/15/2029 2,941 3,075
Pool# 507396
7.50%, 9/15/2030 20,113 20,213
Pool# 531352
7.50%, 9/15/2030 1,320 1,324
Pool# 536334
7.50%, 10/15/2030 97 98

24 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 540659
7.00%, 1/15/2031 455 455
Pool# 486019
7.50%, 1/15/2031 495 497
Pool# 535388
7.50%, 1/15/2031 311 312
Pool# 528589
6.50%, 3/15/2031 5,496 5,696
Pool# 508473
7.50%, 4/15/2031 2,012 2,031
Pool# 544470
8.00%, 4/15/2031 960 959
Pool# 781287
7.00%, 5/15/2031 1,419 1,487
Pool# 781319
7.00%, 7/15/2031 434 465
Pool# 485879
7.00%, 8/15/2031 1,968 2,001
Pool# 572554
6.50%, 9/15/2031 18,507 19,181
Pool# 781328
7.00%, 9/15/2031 1,313 1,379
Pool# 550991
6.50%, 10/15/2031 295 305
Pool# 571267
7.00%, 10/15/2031 180 180
Pool# 555171
6.50%, 12/15/2031 722 748
Pool# 781380
7.50%, 12/15/2031 449 478
Pool# 781481
7.50%, 1/15/2032 2,098 2,237
Pool# 580972
6.50%, 2/15/2032 100 103
Pool# 781401
7.50%, 2/15/2032 1,448 1,528
Pool# 781916
6.50%, 3/15/2032 16,198 16,788
Pool# 552474
7.00%, 3/15/2032 2,312 2,392
Pool# 781478
7.50%, 3/15/2032 807 855
Pool# 781429
8.00%, 3/15/2032 1,484 1,577
Pool# 781431
7.00%, 4/15/2032 5,343 5,675
Pool# 552616
7.00%, 6/15/2032 21,585 22,269
Pool# 570022
7.00%, 7/15/2032 8,058 8,398
Pool# 595077
6.00%, 10/15/2032 2,595 2,740
Pool# 552903
6.50%, 11/15/2032 29,102 30,162
Pool# 552952
6.00%, 12/15/2032 1,984 2,039
Pool# 602102
6.00%, 2/15/2033 8,831 9,075
Pool# 588192
6.00%, 2/15/2033 1,813 1,862
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 553144
5.50%, 4/15/2033 6,590 6,911
Pool# 604243
6.00%, 4/15/2033 3,420 3,582
Pool# 611526
6.00%, 5/15/2033 4,927 5,059
Pool# 553320
6.00%, 6/15/2033 9,633 10,068
Pool# 604788
6.50%, 11/15/2033 31,184 32,345
Pool# 781688
6.00%, 12/15/2033 13,819 14,657
Pool# 604875
6.00%, 12/15/2033 12,745 13,457
Pool# 781690
6.00%, 12/15/2033 5,084 5,393
Pool# 781699
7.00%, 12/15/2033 1,751 1,794
Pool# 621856
6.00%, 1/15/2034 5,558 5,707
Pool# 564799
6.00%, 3/15/2034 7,174 7,371
Pool# 630038
6.50%, 8/15/2034 19,547 20,259
Pool# 781804
6.00%, 9/15/2034 12,880 13,663
Pool# 781847
6.00%, 12/15/2034 9,784 10,379
Pool# 486921
5.50%, 2/15/2035 3,326 3,489
Pool# 781902
6.00%, 2/15/2035 13,950 14,798
Pool# 649510
5.50%, 10/15/2035 50,843 52,547
Pool# 652207
5.50%, 3/15/2036 26,896 27,445
Pool# 655519
5.00%, 5/15/2036 12,541 12,808
Pool# 652539
5.00%, 5/15/2036 4,348 4,437
Pool# 606308
5.50%, 5/15/2036 4,489 4,591
Pool# 656666
6.00%, 6/15/2036 10,327 10,676
Pool# 657912
6.50%, 8/15/2036 2,072 2,147
Pool# 704630
5.50%, 7/15/2039 10,799 11,120
Pool# 757039
4.00%, 12/15/2040 117,082 115,163
Pool# 757038
4.00%, 12/15/2040 115,714 114,386
Pool# 755656
4.00%, 12/15/2040 38,417 38,166
Pool# 757044
4.00%, 12/15/2040 37,208 36,891
Pool# 742235
4.00%, 12/15/2040 31,201 30,843
Pool# 755655
4.00%, 12/15/2040 23,853 23,696

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757043
4.00%, 12/15/2040 17,395 17,195
Pool# 756631
4.00%, 12/15/2040 11,926 11,884
Pool# 755959
4.00%, 1/15/2041 83,231 82,689
Pool# 742244
4.00%, 1/15/2041 76,452 75,574
Pool# 753826
4.00%, 1/15/2041 37,528 37,181
Pool# 690662
4.00%, 1/15/2041 27,017 26,766
Pool# 719486
4.00%, 1/15/2041 7,269 7,160
Pool# 757555
4.00%, 2/15/2041 18,859 18,792
Pool# 757557
4.00%, 2/15/2041 7,783 7,694
Pool# AD6012
3.50%, 4/15/2043 227,495 220,589
Pool# AA6307
3.50%, 4/15/2043 65,448 63,361
Pool# AA6403
3.00%, 5/15/2043 318,284 301,180
Pool# 783781
3.50%, 6/15/2043 70,609 68,473
Pool# 784015
3.00%, 7/15/2043 17,475 16,537
Pool# 784714
3.00%, 1/15/2044 92,068 87,121
Pool# 784458
3.50%, 12/15/2047 191,415 185,560
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 68,956 72,105
Pool# 4559
5.00%, 10/20/2039 94,184 97,216
Pool# 737727
4.00%, 12/20/2040 387,601 383,447
Pool# 737730
4.00%, 12/20/2040 112,058 110,859
Pool# 4923
4.50%, 1/20/2041 63,849 65,161
Pool# 4978
4.50%, 3/20/2041 8,991 9,176
Pool# 5017
4.50%, 4/20/2041 92,800 94,707
Pool# 5082
4.50%, 6/20/2041 164,042 166,911
Pool# 675523
3.50%, 3/20/2042 149,074 141,865
Pool# MA0462
3.50%, 10/20/2042 236,663 229,235
Pool# MA0625
3.50%, 12/20/2042 181,291 175,602
Pool# MA0698
3.00%, 1/20/2043 152,446 143,436
Pool# AF1001
3.50%, 6/20/2043 120,747 115,841
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AJ9335
3.50%, 10/20/2044 8,504 8,160
Pool# MA2754
3.50%, 4/20/2045 86,905 83,517
Pool# MA2824
2.50%, 5/20/2045 127,395 115,439
Pool# MA2825
3.00%, 5/20/2045 181,734 170,994
Pool# MA2891
3.00%, 6/20/2045 477,021 448,329
Pool# MA2960
3.00%, 7/20/2045 156,967 147,446
Pool# MA3172
3.00%, 10/20/2045 55,466 52,046
Pool# MA3173
3.50%, 10/20/2045 3,426 3,285
Pool# MA3243
3.00%, 11/20/2045 49,777 46,680
Pool# MA3244
3.50%, 11/20/2045 64,549 61,905
Pool# 784098
3.00%, 12/20/2045 259,488 243,213
Pool# 784119
3.00%, 2/20/2046 206,554 193,498
Pool# MA3520
3.00%, 3/20/2046 175,276 164,108
Pool# MA3521
3.50%, 3/20/2046 147,668 141,596
Pool# MA3735
3.00%, 6/20/2046 167,969 156,900
Pool# MA3876
4.50%, 8/20/2046 5,823 5,986
Pool# MA3939
4.50%, 9/20/2046 3,523 3,531
Pool# MA4125
2.50%, 12/20/2046 49,347 44,718
Pool# MA4126
3.00%, 12/20/2046 580,292 541,454
Pool# MA4194
2.50%, 1/20/2047 123,761 112,144
Pool# MA4196
3.50%, 1/20/2047 16,771 16,103
Pool# MA4264
4.50%, 2/20/2047 6,185 6,287
Pool# MA4321
3.50%, 3/20/2047 216,859 208,012
Pool# AZ1974
3.50%, 4/20/2047 83,888 80,350
Pool# MA4384
4.50%, 4/20/2047 5,374 5,445
Pool# MA4512
4.50%, 6/20/2047 15,097 15,139
Pool# MA4652
3.50%, 8/20/2047 60,656 58,135
Pool# MA4836
3.00%, 11/20/2047 93,703 87,479
Pool# 784421
3.50%, 12/20/2047 194,975 182,704
Pool# MA4900
3.50%, 12/20/2047 133,233 127,725

26 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784480
3.50%, 4/20/2048 51,230 49,069
Pool# 784481
3.50%, 4/20/2048 9,913 9,494
Pool# MA5331
4.50%, 7/20/2048 41,100 41,217
Pool# BK2856
4.50%, 12/20/2048 4,357 4,326
Pool# MA5818
4.50%, 3/20/2049 26,164 26,266
Pool# MA6092
4.50%, 8/20/2049 24,572 24,525
Pool# MA6409
3.00%, 1/20/2050 222,030 205,825
Pool# MA6764
2.00%, 7/20/2050 59,991 52,247
Pool# MA6818
2.00%, 8/20/2050 481,615 419,431
Pool# BW4732
2.50%, 8/20/2050 373,314 321,719
Pool# BW6206
2.50%, 8/20/2050 363,071 312,891
Pool# BW4741
2.50%, 9/20/2050 369,529 318,366
Pool# MA7051
2.00%, 12/20/2050 373,193 324,100
Pool# MA7311
2.00%, 4/20/2051 1,670,403 1,450,721
Pool# MA7472
2.50%, 7/20/2051 658,814 588,387
Pool# MA7767
2.50%, 12/20/2051 116,855 104,243
Pool# MA7936
2.50%, 3/20/2052 293,068 261,250
Pool# MA7987
2.50%, 4/20/2052 293,026 261,147
Pool# MA8197
2.50%, 8/20/2052 679,045 605,588
Pool# MA8201
4.50%, 8/20/2052 74,488 73,967
GNMA TBA
2.00%, 2/15/2053 500,000 432,051
2.50%, 2/15/2053 570,000 508,029
4.00%, 2/15/2053 150,000 145,617
4.50%, 2/15/2053 325,000 322,664
5.00%, 2/15/2053 325,000 327,209
Total Mortgage-Backed Securities
(cost $77,105,531)
70,047,235
Municipal Bonds 0.9%
California 0.2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 25,000 32,863
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 117,036
Municipal Bonds
Principal
Amount ($) Value ($)
California
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 124,671
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 105,438
State of California,
GO, 7.63%, 3/1/2040 100,000 132,487
University of California
3.06%, 7/1/2025 50,000 48,613
Series R, 5.77%, 5/15/2043 50,000 56,077
617,185
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 50,563
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 34,026
State of Illinois, GO, 5.10%,
6/1/2033 185,000 183,704
217,730
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 44,526
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 150,000 164,818
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 150,209
315,027
New York 0.2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 25,000 23,060
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 29,286
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 100,000 105,986
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 84,287
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 43,860

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 27
Municipal Bonds
Principal
Amount ($) Value ($)
New York
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 109,628
396,107
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 100,003
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 103,405
203,408
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,012
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 152,434
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 19,492
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 56,144
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 104,033
374,115
Wisconsin 0.0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,141
Total Municipal Bonds
(cost $2,307,131)
2,237,802
Supranational 1.2%
Asian Development Bank
1.50%, 10/18/2024 500,000 475,918
2.50%, 11/2/2027 250,000 236,118
2.75%, 1/19/2028 200,000 191,079
3.13%, 9/26/2028 75,000 72,304
European Investment Bank
2.63%, 3/15/2024 500,000 488,810
1.63%, 3/14/2025(a) 200,000 189,572
0.38%, 3/26/2026 100,000 89,653
Inter-American Development
Bank, 1.13%, 1/13/2031 50,000 41,218
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 462,184
2.50%, 7/29/2025 250,000 240,820
1.75%, 10/23/2029 250,000 221,109
Supranational
Principal
Amount ($) Value ($)
International Finance Corp.,
1.38%, 10/16/2024 250,000 237,371
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 193,664
Total Supranational
(cost $3,349,112)
3,139,820
U.S. Government Agency Securities 1.5%
FHLB
3.13%, 6/13/2025 475,000 463,283
5.50%, 7/15/2036 200,000 232,207
FHLMC
0.25%, 6/26/2023 200,000 196,369
0.25%, 8/24/2023 605,000 589,691
0.25%, 12/4/2023 205,000 197,351
0.38%, 7/21/2025 65,000 59,362
6.75%, 3/15/2031 200,000 241,777
6.25%, 7/15/2032 165,000 197,470
FNMA
2.63%, 9/6/2024 200,000 194,588
0.50%, 6/17/2025 500,000 459,391
6.25%, 5/15/2029 300,000 342,573
7.25%, 5/15/2030 200,000 245,855
0.88%, 8/5/2030 280,000 229,473
Tennessee Valley Authority,
4.88%, 1/15/2048 200,000 210,637
Total U.S. Government Agency Securities
(cost $3,987,929)
3,860,027
U.S. Treasury Obligations 39.6%
U.S. Treasury Bonds
6.00%, 2/15/2026 444,500 471,378
5.50%, 8/15/2028 (a) 300,000 327,762
5.25%, 11/15/2028 500,000 542,285
4.50%, 2/15/2036 400,000 444,703
4.75%, 2/15/2037 400,000 456,453
4.50%, 5/15/2038 500,000 555,781
4.50%, 8/15/2039 185,000 206,246
4.38%, 11/15/2039 480,000 526,875
1.13%, 5/15/2040 500,000 333,477
4.38%, 5/15/2040 200,000 219,070
3.88%, 8/15/2040 400,000 411,891
1.38%, 11/15/2040 300,000 207,598
4.25%, 11/15/2040 200,000 215,758
1.75%, 8/15/2041 500,000 364,258
3.75%, 8/15/2041 150,000 150,938
2.00%, 11/15/2041 250,000 189,980
3.13%, 11/15/2041 300,000 275,074
2.38%, 2/15/2042 100,000 80,898
3.13%, 2/15/2042 250,000 228,574
3.25%, 5/15/2042 300,000 278,344
3.38%, 8/15/2042 300,000 283,641
2.75%, 11/15/2042 550,000 470,143
4.00%, 11/15/2042 (a) 200,000 206,688
3.13%, 2/15/2043 750,000 680,391
2.88%, 5/15/2043 900,000 783,703

28 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 8/15/2043 500,000 489,277
3.75%, 11/15/2043 650,000 647,029
3.63%, 2/15/2044 700,000 683,129
3.13%, 8/15/2044 400,000 360,422
3.00%, 11/15/2044 350,000 308,615
3.00%, 5/15/2045 400,000 352,172
2.50%, 5/15/2046 400,000 321,266
2.25%, 8/15/2046 300,000 229,066
2.88%, 11/15/2046 275,000 236,747
3.00%, 2/15/2047 400,000 351,938
3.00%, 5/15/2047 400,000 351,797
2.75%, 8/15/2047 500,000 420,000
3.00%, 8/15/2048 350,000 308,561
3.00%, 2/15/2049 400,000 353,609
2.88%, 5/15/2049 400,000 345,281
2.25%, 8/15/2049 500,000 378,828
2.38%, 11/15/2049 550,000 427,775
2.00%, 2/15/2050 500,000 357,090
1.25%, 5/15/2050 800,000 470,094
1.38%, 8/15/2050 900,000 545,660
1.63%, 11/15/2050 250,000 161,699
1.88%, 2/15/2051 950,000 654,498
2.38%, 5/15/2051 900,000 696,902
2.00%, 8/15/2051 700,000 496,316
1.88%, 11/15/2051 830,000 569,717
2.25%, 2/15/2052 800,000 601,063
2.88%, 5/15/2052 740,000 637,672
3.00%, 8/15/2052 (a) 600,000 530,906
4.00%, 11/15/2052 500,000 534,687
U.S. Treasury Notes
2.50%, 1/31/2024 500,000 489,121
0.13%, 2/15/2024 (a) 1,000,000 953,594
2.75%, 2/15/2024 (a) 500,000 489,863
2.25%, 3/31/2024 (a) 500,000 486,230
2.00%, 4/30/2024 500,000 484,023
2.25%, 4/30/2024 700,000 679,738
2.50%, 4/30/2024 100 97
2.50%, 5/15/2024 700,000 681,434
2.00%, 5/31/2024 1,000,000 966,445
2.00%, 6/30/2024 500,000 482,539
2.13%, 7/31/2024 500,000 482,910
0.38%, 8/15/2024 1,000,000 939,609
2.38%, 8/15/2024 250,000 242,246
1.88%, 8/31/2024 1,000,000 960,938
0.38%, 9/15/2024 500,000 468,906
1.50%, 9/30/2024 (a) 500,000 477,168
2.13%, 9/30/2024 500,000 482,109
4.25%, 9/30/2024 500,000 498,867
0.63%, 10/15/2024 1,000,000 939,453
1.50%, 10/31/2024 1,000,000 952,578
2.25%, 10/31/2024 1,000,000 964,922
0.75%, 11/15/2024 500,000 469,512
2.25%, 11/15/2024 660,000 636,797
2.13%, 11/30/2024 1,200,000 1,154,578
4.50%, 11/30/2024 400,000 401,328
1.38%, 1/31/2025 600,000 567,984
2.50%, 1/31/2025 500,000 483,828
2.00%, 2/15/2025 500,000 478,809
0.50%, 3/31/2025 700,000 648,594
2.63%, 3/31/2025 700,000 678,836
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 4/15/2025 300,000 290,648
0.38%, 4/30/2025 500,000 460,547
2.13%, 5/15/2025 600,000 574,594
2.75%, 5/15/2025 500,000 485,645
0.25%, 5/31/2025 500,000 458,164
0.25%, 6/30/2025 500,000 457,695
2.75%, 6/30/2025 550,000 534,016
3.00%, 7/15/2025 700,000 683,484
2.88%, 7/31/2025 1,250,000 1,217,090
2.00%, 8/15/2025 500,000 476,055
0.25%, 8/31/2025 1,000,000 909,609
3.50%, 9/15/2025 600,000 593,273
0.25%, 9/30/2025 600,000 545,156
3.00%, 10/31/2025 800,000 780,406
2.25%, 11/15/2025 1,500,000 1,434,902
0.38%, 11/30/2025 1,500,000 1,359,375
4.00%, 12/15/2025 1,000,000 1,003,047
0.38%, 12/31/2025 1,200,000 1,086,938
0.38%, 1/31/2026 1,000,000 902,266
2.63%, 1/31/2026 750,000 724,219
1.63%, 2/15/2026 400,000 374,453
0.75%, 3/31/2026 500,000 454,863
0.63%, 7/31/2026 1,000,000 897,539
1.50%, 8/15/2026 400,000 370,031
0.75%, 8/31/2026 1,000,000 899,688
1.38%, 8/31/2026 1,500,000 1,380,527
1.63%, 9/30/2026 1,000,000 928,086
1.63%, 10/31/2026 1,000,000 926,484
2.00%, 11/15/2026 1,000,000 938,477
1.25%, 12/31/2026 700,000 637,410
1.50%, 1/31/2027 800,000 734,750
2.25%, 2/15/2027 800,000 757,156
1.13%, 2/28/2027 1,000,000 904,570
1.88%, 2/28/2027 700,000 651,793
0.63%, 3/31/2027 1,000,000 883,672
2.50%, 3/31/2027 600,000 572,461
0.50%, 4/30/2027 1,000,000 876,484
2.75%, 4/30/2027 (a) 450,000 433,477
2.38%, 5/15/2027 500,000 474,258
2.63%, 5/31/2027 700,000 670,742
2.75%, 7/31/2027 300,000 288,785
2.25%, 8/15/2027 500,000 471,035
0.50%, 8/31/2027 500,000 434,336
3.13%, 8/31/2027 700,000 684,852
0.38%, 9/30/2027 500,000 430,840
4.13%, 9/30/2027 700,000 714,191
4.13%, 10/31/2027 500,000 510,352
2.25%, 11/15/2027 870,000 817,494
0.63%, 11/30/2027 250,000 217,051
3.88%, 11/30/2027 430,000 434,905
0.63%, 12/31/2027 500,000 433,242
3.88%, 12/31/2027 300,000 303,398
0.75%, 1/31/2028 500,000 435,059
3.50%, 1/31/2028 700,000 696,883
2.75%, 2/15/2028 (a) 1,000,000 959,883
1.13%, 2/29/2028 1,000,000 885,313
1.25%, 3/31/2028 500,000 444,688
1.25%, 4/30/2028 700,000 621,688
2.88%, 5/15/2028 1,000,000 964,023
1.25%, 5/31/2028 500,000 443,262

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 29
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 6/30/2028 700,000 619,445
1.00%, 7/31/2028 1,000,000 870,820
2.88%, 8/15/2028 1,000,000 962,500
1.25%, 9/30/2028 500,000 440,000
1.38%, 10/31/2028 500,000 442,461
1.50%, 11/30/2028 500,000 445,059
1.75%, 1/31/2029 500,000 450,469
2.63%, 2/15/2029 457,000 432,775
2.38%, 3/31/2029 400,000 373,109
2.88%, 4/30/2029 350,000 335,932
2.38%, 5/15/2029 100,000 93,203
2.75%, 5/31/2029 500,000 476,289
3.25%, 6/30/2029 400,000 392,187
2.63%, 7/31/2029 200,000 188,992
1.63%, 8/15/2029 500,000 445,313
3.13%, 8/31/2029 400,000 389,328
3.88%, 9/30/2029 300,000 305,133
4.00%, 10/31/2029 300,000 307,477
1.75%, 11/15/2029 (a) 500,000 448,145
3.88%, 11/30/2029 (a) 350,000 356,289
3.88%, 12/31/2029 200,000 203,812
3.50%, 1/31/2030 350,000 348,742
1.50%, 2/15/2030 700,000 614,469
0.63%, 5/15/2030 200,000 163,602
0.63%, 8/15/2030 1,200,000 977,016
0.88%, 11/15/2030 800,000 661,188
1.13%, 2/15/2031 1,600,000 1,346,938
1.63%, 5/15/2031 1,100,000 957,043
1.25%, 8/15/2031 500,000 419,551
1.38%, 11/15/2031 1,200,000 1,011,703
1.88%, 2/15/2032 1,100,000 965,207
2.88%, 5/15/2032 1,250,000 1,190,430
2.75%, 8/15/2032 1,100,000 1,035,031
4.13%, 11/15/2032 750,000 789,023
Total U.S. Treasury Obligations
(cost $110,218,591)
100,770,792
Repurchase Agreement 0.7%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $1,680,920,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,714,538. (f) 1,680,720 1,680,720
Total Repurchase Agreement
(cost $1,680,720)
1,680,720
Total Investments
(cost $277,668,283) — 99.7%
253,770,165
Other assets in excess of
liabilities — 0.3% 867,818
NET ASSETS — 100.0%
$ 254,637,983
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $6,686,822, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,680,720 and by $5,185,469 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.63%, and maturity dates
ranging from 2/28/2023 – 11/15/2052, a total value of
$6,866,189.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2023.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $932,167 which represents 0.37% of net assets.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2023.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of January 31,
2023 was $1,680,720.

30 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

32 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 362,614 $ – $ 362,614
Commercial Mortgage-Backed Securities – 4,762,939 – 4,762,939
Corporate Bonds – 63,082,799 – 63,082,799
Foreign Government Securities – 3,825,417 – 3,825,417
Mortgage-Backed Securities – 70,047,235 – 70,047,235
Municipal Bonds – 2,237,802 – 2,237,802
Repurchase Agreement – 1,680,720 – 1,680,720
Supranational – 3,139,820 – 3,139,820
U.S. Government Agency Securities – 3,860,027 – 3,860,027
U.S. Treasury Obligations – 100,770,792 – 100,770,792
Total $ – $ 253,770,165 $ – $ 253,770,165
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 8.4%
Airlines 0.0%
†
Qantas Airways Ltd.* 55,057 247,182
Banks 2.0%
ANZ Group Holdings Ltd. 193,894 3,433,819
Commonwealth Bank of
Australia 110,319 8,615,013
National Australia Bank Ltd.
(a) 204,723 4,614,354
Westpac Banking Corp. 226,254 3,805,664
20,468,850
Beverages 0.0%
†
Treasury Wine Estates Ltd. 45,906 472,746
Capital Markets 0.4%
ASX Ltd. 12,695 621,591
Macquarie Group Ltd. 23,932 3,192,620
3,814,211
Chemicals 0.0%
†
Orica Ltd. 29,622 311,705
Commercial Services & Supplies 0.1%
Brambles Ltd. 90,182 766,795
Diversified Consumer Services 0.0%
†
IDP Education Ltd. 13,438 298,135
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 259,073 747,888
Electric Utilities 0.1%
Origin Energy Ltd. 115,895 615,188
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 67,514 391,657
Goodman Group 110,428 1,579,074
GPT Group (The) 121,281 393,545
Mirvac Group 267,661 431,962
Scentre Group 340,714 737,390
Stockland 162,554 453,413
Vicinity Ltd. 259,245 378,661
4,365,702
Food & Staples Retailing 0.3%
Coles Group Ltd. 86,849 1,092,003
Endeavour Group Ltd. 92,409 433,547
Woolworths Group Ltd. 78,490 2,007,437
3,532,987
Gas Utilities 0.1%
APA Group 77,414 579,250
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,273 644,980
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 11,971 564,630
Sonic Healthcare Ltd. 30,267 676,827
1,241,457
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 38,831 936,023
Flutter Entertainment plc* 10,715 1,666,333
Lottery Corp. Ltd. (The)* 152,377 507,830
3,110,186
Insurance 0.3%
Insurance Australia Group
Ltd.(a) 155,046 538,633
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Medibank Pvt Ltd. 179,263 372,995
QBE Insurance Group Ltd.(a) 94,282 919,880
Suncorp Group Ltd. 83,735 743,475
2,574,983
Interactive Media & Services 0.1%
REA Group Ltd. 3,181 285,886
SEEK Ltd. 22,940 397,627
683,513
Metals & Mining 3.0%
BHP Group Ltd. 329,612 11,542,931
BlueScope Steel Ltd. 29,983 410,224
Fortescue Metals Group Ltd. 108,621 1,723,046
Glencore plc 634,212 4,258,132
IGO Ltd.(a) 46,253 483,361
Mineral Resources Ltd. 10,693 678,080
Newcrest Mining Ltd. 57,529 921,548
Northern Star Resources Ltd. 75,848 678,148
Pilbara Minerals Ltd.* 172,175 584,992
Rio Tinto Ltd. 24,052 2,166,484
Rio Tinto plc 72,706 5,683,892
South32 Ltd. 303,088 979,380
30,110,218
Multiline Retail 0.3%
Wesfarmers Ltd.(a) 74,200 2,618,222
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 14,482 313,342
Santos Ltd.(a) 202,831 1,023,739
Washington H Soul Pattinson
& Co. Ltd. 13,862 282,528
Woodside Energy Group Ltd. 123,735 3,212,506
4,832,115
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 296,012
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 110,780 289,636
Software 0.0%
†
WiseTech Global Ltd. 9,023 390,891
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 16,184 186,047
Transportation Infrastructure 0.2%
Transurban Group 198,481 1,944,991
85,143,890
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 21,781 825,050
Electric Utilities 0.0%
†
Verbund AG(a) 4,266 364,014
Metals & Mining 0.0%
†
voestalpine AG 6,921 229,602
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 9,962 497,192
Paper & Forest Products 0.1%
Mondi plc 31,244 587,479
2,503,337

34 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 16,373 1,210,719
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 56,805 3,419,437
Chemicals 0.1%
Solvay SA 4,727 550,716
Umicore SA 13,128 496,337
1,047,053
Distributors 0.0%
†
D'ieteren Group 1,531 291,732
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,442 293,590
Groupe Bruxelles Lambert
NV 2,684 229,247
Sofina SA 1,095 260,777
783,614
Electric Utilities 0.0%
†
Elia Group SA/NV 2,070 291,035
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 10,647 338,035
Insurance 0.1%
Ageas SA/NV 9,997 487,228
Pharmaceuticals 0.1%
UCB SA 8,503 697,572
8,566,425
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 11,238 499,139
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 25,218 540,463
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 237,600 828,741
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 105,300 331,689
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 109,000 233,002
Food Products 0.1%
Wilmar International Ltd. 128,558 400,163
Internet & Direct Marketing Retail 0.4%
Prosus NV* 53,740 4,346,437
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 91,000 198,214
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 126,000 253,455
6,591,701
Common Stocks
Shares Value ($)
DENMARK 2.8%
Air Freight & Logistics 0.2%
DSV A/S 12,126 2,002,499
Banks 0.1%
Danske Bank A/S 45,550 947,549
Beverages 0.1%
Carlsberg A/S
, Class B
6,412 907,194
Biotechnology 0.2%
Genmab A/S* 4,259 1,665,995
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
478 136,957
Chemicals 0.1%
Chr Hansen Holding A/S 6,654 490,658
Novozymes A/S
, Class B
13,813 719,060
1,209,718
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 12,355 1,101,260
Electrical Equipment 0.2%
Vestas Wind Systems A/S 65,460 1,912,402
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
7,774 938,045
Demant A/S* 6,363 180,144
1,118,189
Insurance 0.1%
Tryg A/S 22,786 522,450
Marine 0.1%
AP Moller - Maersk A/S
,
Class A
194 413,062
AP Moller - Maersk A/S
,
Class B
319 693,791
1,106,853
Pharmaceuticals 1.5%
Novo Nordisk A/S
, Class B
107,473 14,883,250
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 5,917 492,682
28,006,998
FINLAND 1.2%
Banks 0.3%
Nordea Bank Abp 218,720 2,550,753
Communications Equipment 0.2%
Nokia OYJ 348,364 1,660,147
Diversified Telecommunication Services 0.1%
Elisa OYJ 8,897 507,193
Electric Utilities 0.0%
†
Fortum OYJ(a) 27,953 421,169
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
(a) 18,422 429,085
Insurance 0.2%
Sampo OYJ
, Class A
30,760 1,613,674
Machinery 0.1%
Kone OYJ
, Class B
22,274 1,216,303
Wartsila OYJ Abp 31,322 297,871
1,514,174

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
FINLAND
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 27,845 1,327,819
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
37,916 542,108
UPM- Kymmene OYJ 35,051 1,271,164
1,813,272
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
6,495 347,816
12,185,102
FRANCE 11.1%
Aerospace & Defense 0.9%
Airbus SE 38,476 4,821,110
Dassault Aviation SA 1,665 283,997
Safran SA 22,129 3,177,700
Thales SA 6,842 903,959
9,186,766
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 44,466 1,411,143
Valeo 12,653 275,977
1,687,120
Automobiles 0.1%
Renault SA* 12,937 525,932
Banks 0.7%
BNP Paribas SA 72,180 4,947,585
Credit Agricole SA 79,911 961,154
Societe Generale SA 52,256 1,553,348
7,462,087
Beverages 0.3%
Pernod Ricard SA 13,462 2,785,375
Remy Cointreau SA 1,588 298,486
3,083,861
Building Products 0.2%
Cie de Saint-Gobain 31,908 1,827,265
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,054 265,716
Chemicals 0.6%
Air Liquide SA 34,011 5,420,122
Arkema SA 3,829 388,042
5,808,164
Construction & Engineering 0.5%
Bouygues SA 14,155 465,954
Eiffage SA 5,410 577,063
Vinci SA 34,915 3,938,932
4,981,949
Diversified Financial Services 0.0%
†
Eurazeo SE 2,995 210,017
Wendel SE 1,519 160,825
370,842
Diversified Telecommunication Services 0.1%
Orange SA 130,960 1,385,781
Electric Utilities 0.0%
†
Electricite de France SA 37,783 495,579
Electrical Equipment 0.1%
Legrand SA 17,056 1,524,507
Common Stocks
Shares Value ($)
FRANCE
Entertainment 0.0%
†
Bollore SE 58,711 328,073
Ubisoft Entertainment SA* 6,425 133,797
461,870
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 2,704 185,629
Gecina SA 2,926 346,776
Klepierre SA 14,695 373,141
Unibail - Rodamco -Westfield* 7,741 500,598
1,406,144
Food & Staples Retailing 0.1%
Carrefour SA 38,573 732,959
Food Products 0.2%
Danone SA 41,902 2,293,102
Health Care Equipment & Supplies 0.4%
BioMerieux 2,621 267,307
EssilorLuxottica SA 18,791 3,443,822
3,711,129
Hotels, Restaurants & Leisure 0.1%
Accor SA* 10,442 338,619
La Francaise des Jeux
SAEM Reg. S(b) 6,838 292,332
Sodexo SA 5,597 554,518
1,185,469
Household Durables 0.0%
†
SEB SA 1,553 162,532
Insurance 0.4%
AXA SA 122,391 3,815,349
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 177,424
IT Services 0.4%
Capgemini SE 10,603 2,010,734
Edenred 16,632 905,084
Worldline SA Reg. S*(b) 15,344 695,142
3,610,960
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,795 627,101
Machinery 0.1%
Alstom SA 20,103 597,790
Media 0.2%
Publicis Groupe SA 14,928 1,053,103
Vivendi SE 44,762 481,307
1,534,410
Multi-Utilities 0.3%
Engie SA 117,819 1,676,112
Veolia Environnement SA 43,964 1,304,630
2,980,742
Oil, Gas & Consumable Fuels 1.0%
TotalEnergies SE 161,059 10,006,162
Personal Products 0.6%
L'Oreal SA 15,664 6,470,517
Pharmaceuticals 0.7%
Ipsen SA 2,555 268,293
Sanofi 74,269 7,298,167
7,566,460

36 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.2%
Bureau Veritas SA 18,416 526,269
Teleperformance 3,807 1,059,009
1,585,278
Software 0.2%
Dassault Systemes SE 42,778 1,589,917
Textiles, Apparel & Luxury Goods 2.2%
Hermes International 2,069 3,877,508
Kering SA 4,827 3,013,475
LVMH Moet Hennessy Louis
Vuitton SE 17,972 15,700,055
22,591,038
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,102 325,544
Getlink SE 29,297 495,786
821,330
112,533,252
GERMANY 8.2%
Aerospace & Defense 0.1%
MTU Aero Engines AG 3,526 878,001
Rheinmetall AG 2,846 662,870
1,540,871
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 63,873 2,735,926
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 37,238 393,564
Auto Components 0.0%
†
Continental AG 6,847 479,665
Automobiles 1.0%
Bayerische Motoren Werke
AG 21,464 2,174,300
Bayerische Motoren Werke
AG (Preference) 3,929 370,507
Dr Ing hc F Porsche AG
(Preference)* 7,286 864,400
Mercedes-Benz Group AG 51,787 3,839,547
Porsche Automobil Holding
SE (Preference) 10,262 611,797
Volkswagen AG 2,026 354,004
Volkswagen AG (Preference) 11,927 1,647,810
9,862,365
Banks 0.1%
Commerzbank AG* 70,540 803,401
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 132,366 1,758,277
Deutsche Boerse AG 12,423 2,219,860
3,978,137
Chemicals 0.5%
BASF SE 59,835 3,409,953
Covestro AG Reg. S(b) 12,183 558,646
Evonik Industries AG 13,691 303,109
Symrise AG 8,712 923,034
5,194,742
Common Stocks
Shares Value ($)
GERMANY
Construction Materials 0.1%
HeidelbergCement AG 9,412 643,390
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 211,638 4,708,480
Telefonica Deutschland
Holding AG 67,021 197,097
United Internet AG
(Registered) 5,371 124,348
5,029,925
Electrical Equipment 0.0%
†
Siemens Energy AG 27,730 577,477
Food & Staples Retailing 0.0%
†
HelloFresh SE*(a) 10,840 262,304
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 2,683 384,906
Siemens Healthineers AG
Reg. S(b) 18,488 987,493
1,372,399
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA (a) 13,118 491,108
Fresenius SE & Co. KGaA 27,985 806,833
1,297,941
Household Products 0.1%
Henkel AG & Co. KGaA 6,453 430,541
Henkel AG & Co. KGaA
(Preference) 11,284 802,294
1,232,835
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 41,533 1,843,387
Industrial Conglomerates 0.8%
Siemens AG (Registered) 49,673 7,717,480
Insurance 1.0%
Allianz SE (Registered) 26,485 6,318,342
Hannover Rueck SE 3,903 790,580
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 9,094 3,275,299
10,384,221
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 5,250 304,455
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(a)(b) 11,035 511,724
Zalando SE Reg. S*∞(b) 4,053 187,661
IT Services 0.0%
†
Bechtle AG 5,365 225,278
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 1,576 703,847
Machinery 0.2%
Daimler Truck Holding AG* 29,332 982,705
GEA Group AG 9,616 432,594
Knorr- Bremse AG 4,821 315,584

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 329 215,572
1,946,455
Multi-Utilities 0.2%
E.ON SE 147,867 1,606,655
Personal Products 0.1%
Beiersdorf AG 6,623 803,616
Pharmaceuticals 0.6%
Bayer AG (Registered) 63,499 3,938,663
Merck KGaA 8,315 1,728,818
5,667,481
Real Estate Management & Development 0.2%
Aroundtown SA(a) 58,293 162,017
LEG Immobilien SE 4,907 382,507
Vonovia SE 46,291 1,302,999
1,847,523
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 84,738 3,031,083
Software 0.8%
Nemetschek SE 3,699 196,814
SAP SE 68,022 8,005,994
8,202,808
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 11,082 1,776,265
Puma SE 7,186 486,858
2,263,123
Trading Companies & Distributors 0.1%
Brenntag SE 10,281 765,116
83,416,855
HONG KONG 2.7%
Banks 0.1%
Hang Seng Bank Ltd. 49,000 814,864
Capital Markets 0.4%
Futu Holdings Ltd., ADR*(a) 4,142 210,248
Hong Kong Exchanges &
Clearing Ltd. 78,500 3,528,270
3,738,518
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 265,420 348,359
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 43,500 242,750
CLP Holdings Ltd. 104,500 777,609
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 168,500 116,470
Power Assets Holdings Ltd. 89,300 505,823
1,642,652
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 138,451 1,113,847
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 515,743 317,022
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 750,565 755,240
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 10,200 539,070
Insurance 1.2%
AIA Group Ltd. 779,400 8,801,384
Prudential plc 179,785 2,979,264
11,780,648
Machinery 0.1%
Techtronic Industries Co. Ltd. 89,500 1,153,902
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 127,886 817,096
Hang Lung Properties Ltd. 138,000 259,760
Henderson Land
Development Co. Ltd. 100,352 370,496
Hongkong Land Holdings
Ltd. 66,300 322,980
Hongkong Land Holdings
Ltd. 1,700 8,308
New World Development Co.
Ltd. 101,707 305,375
Sino Land Co. Ltd. 222,200 288,472
Sun Hung Kai Properties Ltd. 95,200 1,353,817
Swire Pacific Ltd.
, Class A
31,000 283,492
Swire Properties Ltd. 82,000 230,940
Wharf Real Estate
Investment Co. Ltd. 109,270 627,009
4,867,745
Road & Rail 0.0%
†
MTR Corp. Ltd. 101,714 545,753
27,617,620
IRELAND 0.6%
Banks 0.1%
AIB Group plc 72,573 303,711
Bank of Ireland Group plc 67,822 723,434
1,027,145
Building Products 0.1%
Kingspan Group plc 10,385 665,537
Construction Materials 0.2%
CRH plc 48,387 2,251,068
Containers & Packaging 0.1%
Smurfit Kappa Group plc 16,011 672,355
Food Products 0.1%
Kerry Group plc
, Class A
(a) 10,311 967,962
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 9,086 574,326
6,158,393
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,659 278,894
Banks 0.3%
Bank Hapoalim BM 85,292 767,252
Bank Leumi Le-Israel BM 100,013 883,281
Israel Discount Bank Ltd.
,
Class A
81,706 417,478

38 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
ISRAEL
Banks
Mizrahi Tefahot Bank Ltd. 10,228 337,388
2,405,399
Chemicals 0.1%
ICL Group Ltd. 45,822 364,020
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 145,495 240,493
IT Services 0.0%
†
Wix.com Ltd.*(a) 3,680 320,086
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 6,003 113,757
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 72,130 760,250
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 2,496 160,563
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 6,774 285,099
Software 0.2%
Check Point Software
Technologies Ltd.* 6,573 836,086
Nice Ltd.* 4,044 836,506
1,672,592
6,601,153
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 8,141 2,030,093
Banks 0.6%
FinecoBank Banca Fineco
SpA 39,331 704,962
Intesa Sanpaolo SpA 1,082,299 2,842,253
Mediobanca Banca di
Credito Finanziario SpA 37,019 397,473
UniCredit SpA 123,757 2,411,763
6,356,451
Beverages 0.1%
Coca-Cola HBC AG* 13,559 328,681
Davide Campari-Milano NV 32,322 345,961
674,642
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 20,736 227,336
Telecom Italia SpA *(a) 553,293 159,622
386,958
Electric Utilities 0.4%
Enel SpA 528,941 3,113,355
Terna - Rete Elettrica
Nazionale 92,614 734,895
3,848,250
Electrical Equipment 0.1%
Prysmian SpA 16,700 680,757
Common Stocks
Shares Value ($)
ITALY
Gas Utilities 0.1%
Snam SpA 133,394 679,866
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,541 200,563
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 246,682
Insurance 0.2%
Assicurazioni Generali SpA 73,255 1,427,882
Poste Italiane SpA Reg. S(b) 31,937 340,384
1,768,266
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 40,056 354,199
Oil, Gas & Consumable Fuels 0.3%
Eni SpA 161,767 2,494,915
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,430 324,581
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 13,505 846,082
20,892,305
JAPAN 21.3%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 4,950 286,851
SG Holdings Co. Ltd. 19,300 298,065
Yamato Holdings Co. Ltd. 19,900 347,603
932,519
Airlines 0.0%
†
ANA Holdings, Inc.* 9,500 210,027
Japan Airlines Co. Ltd.* 10,174 215,747
425,774
Auto Components 0.4%
Aisin Corp. 10,300 300,669
Bridgestone Corp. 37,500 1,403,257
Denso Corp. 28,600 1,545,222
Koito Manufacturing Co. Ltd. 13,400 226,335
Sumitomo Electric Industries
Ltd. 48,000 576,661
4,052,144
Automobiles 1.6%
Honda Motor Co. Ltd. 104,900 2,601,913
Isuzu Motors Ltd. 39,700 501,452
Mazda Motor Corp. 37,860 305,576
Nissan Motor Co. Ltd. 147,600 529,277
Subaru Corp. 40,300 665,727
Suzuki Motor Corp. 23,200 873,682
Toyota Motor Corp. 689,400 10,002,249
Yamaha Motor Co. Ltd. 20,000 492,057
15,971,933
Banks 1.4%
Chiba Bank Ltd. (The) 33,600 253,930
Concordia Financial Group
Ltd. 68,000 297,962
Japan Post Bank Co. Ltd.(a) 23,900 212,315
Mitsubishi UFJ Financial
Group, Inc. 774,184 5,682,461
Mizuho Financial Group, Inc. 156,751 2,445,308

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
JAPAN
Banks
Resona Holdings, Inc. 138,001 764,308
Shizuoka Financial Group,
Inc. 29,100 246,190
Sumitomo Mitsui Financial
Group, Inc. 84,805 3,690,227
Sumitomo Mitsui Trust
Holdings, Inc. 22,076 804,915
14,397,616
Beverages 0.2%
Asahi Group Holdings Ltd. 29,500 975,189
Ito En Ltd. 3,900 139,120
Kirin Holdings Co. Ltd. 51,900 799,358
Suntory Beverage & Food
Ltd. 9,400 317,110
2,230,777
Building Products 0.4%
AGC, Inc. 13,120 483,140
Daikin Industries Ltd. 16,000 2,785,847
Lixil Corp. 18,100 312,627
TOTO Ltd. 9,400 365,364
3,946,978
Capital Markets 0.2%
Daiwa Securities Group, Inc. 89,200 420,950
Japan Exchange Group, Inc. 31,800 487,223
Nomura Holdings, Inc. 192,500 767,684
SBI Holdings, Inc. 16,470 348,948
2,024,805
Chemicals 0.8%
Asahi Kasei Corp. 81,700 619,867
JSR Corp. 10,500 236,543
Mitsubishi Chemical Group
Corp. 78,500 440,273
Mitsui Chemicals, Inc. 12,320 289,955
Nippon Paint Holdings Co.
Ltd. 56,500 516,443
Nippon Sanso Holdings
Corp. 10,900 177,957
Nissan Chemical Corp. 8,600 407,043
Nitto Denko Corp. 9,110 589,545
Shin-Etsu Chemical Co. Ltd. 24,300 3,619,375
Sumitomo Chemical Co. Ltd. 100,600 385,713
Toray Industries, Inc. 94,800 582,703
Tosoh Corp. 17,800 232,836
8,098,253
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 14,650 348,544
Secom Co. Ltd. 13,300 792,174
Toppan, Inc. 15,800 254,487
1,395,205
Construction & Engineering 0.1%
Kajima Corp. 27,200 334,158
Obayashi Corp. 39,500 306,194
Shimizu Corp. 38,300 214,641
Taisei Corp. 12,000 414,095
1,269,088
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 231,646
ORIX Corp. 78,400 1,377,075
1,608,721
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 77,816 2,330,151
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 43,700 470,045
Kansai Electric Power Co.,
Inc. (The) 47,900 460,499
Tokyo Electric Power Co.
Holdings, Inc.* 95,800 357,973
1,288,517
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 7,940 321,249
Mitsubishi Electric Corp. 126,600 1,393,961
Nidec Corp. 29,500 1,632,330
3,347,540
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 7,100 200,415
Hamamatsu Photonics KK 8,600 459,133
Hirose Electric Co. Ltd. 1,865 242,094
Ibiden Co. Ltd. 7,500 293,383
Keyence Corp. 12,672 5,853,536
Kyocera Corp. 21,100 1,097,066
Murata Manufacturing Co.
Ltd. 37,200 2,137,291
Omron Corp. 12,000 695,636
Shimadzu Corp. 14,600 447,319
TDK Corp. 24,800 885,975
Yokogawa Electric Corp. 14,500 254,572
12,566,420
Entertainment 0.5%
Capcom Co. Ltd. 12,000 387,952
Koei Tecmo Holdings Co.
Ltd. 7,020 127,720
Konami Group Corp. 6,500 320,375
Nexon Co. Ltd. 30,400 734,996
Nintendo Co. Ltd. 71,500 3,092,226
Square Enix Holdings Co.
Ltd. 5,000 236,223
Toho Co. Ltd. 7,900 291,819
5,191,311
Equity Real Estate Investment Trusts (REITs) 0.2%
Daiwa House REIT
Investment Corp. 154 335,001
GLP J-REIT 273 309,053
Japan Metropolitan Fund
Invest 431 333,319
Japan Real Estate
Investment Corp. 83 356,033
Nippon Building Fund, Inc. 103 450,579
Nippon Prologis REIT, Inc. 137 311,092
Nomura Real Estate Master
Fund, Inc. 286 334,537
2,429,614
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 41,900 858,818
Kobe Bussan Co. Ltd. 9,500 274,496
Seven & i Holdings Co. Ltd. 49,000 2,316,599

40 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing
Welcia Holdings Co. Ltd.(a) 5,700 127,476
3,577,389
Food Products 0.3%
Ajinomoto Co., Inc. 29,600 975,733
Kikkoman Corp. 9,000 475,712
MEIJI Holdings Co. Ltd. 7,598 391,653
Nisshin Seifun Group, Inc. 12,152 152,062
Nissin Foods Holdings Co.
Ltd. 3,700 289,224
Yakult Honsha Co. Ltd. 8,400 599,704
2,884,088
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 23,980 386,831
Tokyo Gas Co. Ltd. 25,980 542,765
929,596
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 13,100 229,634
Hoya Corp. 23,500 2,587,724
Olympus Corp. 78,800 1,480,430
Sysmex Corp. 10,900 723,870
Terumo Corp. 42,200 1,225,363
6,247,021
Health Care Technology 0.1%
M3, Inc. 28,100 768,748
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 5,824 230,103
Oriental Land Co. Ltd. 12,800 2,130,037
2,360,140
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 10,100 168,336
Open House Group Co. Ltd. 5,100 193,298
Panasonic Holdings Corp. 140,802 1,305,826
Sekisui Chemical Co. Ltd. 25,200 352,855
Sekisui House Ltd.(a) 40,900 772,413
Sharp Corp. 16,100 133,927
Sony Group Corp. 81,900 7,311,216
10,237,871
Household Products 0.1%
Unicharm Corp. 26,100 996,826
Industrial Conglomerates 0.4%
Hitachi Ltd. 62,760 3,295,438
Toshiba Corp. 25,170 865,050
4,160,488
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 64,000 1,502,273
Japan Post Holdings Co. Ltd. 155,600 1,364,008
Japan Post Insurance Co.
Ltd. 13,300 237,739
MS&AD Insurance Group
Holdings, Inc. 28,655 921,307
Sompo Holdings, Inc. 20,125 869,000
T&D Holdings, Inc. 36,000 578,054
Tokio Marine Holdings, Inc. 120,400 2,520,133
7,992,514
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 161,888
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services
Z Holdings Corp. 167,800 485,310
647,198
Internet & Direct Marketing Retail 0.1%
Rakuten Group, Inc.* 56,300 287,179
ZOZO, Inc. 8,800 228,112
515,291
IT Services 0.6%
Fujitsu Ltd. 12,610 1,805,888
GMO Payment Gateway, Inc. 2,500 231,547
Itochu Techno-Solutions
Corp. 6,200 153,474
NEC Corp. 15,800 570,480
Nomura Research Institute
Ltd. 23,154 555,478
NTT Data Corp. 41,500 644,341
Obic Co. Ltd. 4,600 736,032
Otsuka Corp. 7,300 240,294
SCSK Corp. 10,800 175,889
TIS, Inc. 15,300 440,043
5,553,466
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 12,749 852,347
Shimano, Inc. 4,700 843,585
Yamaha Corp. 9,300 361,767
2,057,699
Machinery 1.1%
Daifuku Co. Ltd. 7,000 386,417
FANUC Corp. 12,300 2,177,085
Hitachi Construction
Machinery Co. Ltd. 7,200 169,943
Hoshizaki Corp. 7,100 255,048
Komatsu Ltd. 60,700 1,487,669
Kubota Corp. 66,800 1,002,472
Kurita Water Industries Ltd. 6,700 302,450
Makita Corp. 14,700 392,663
MINEBEA MITSUMI, Inc. 24,800 431,779
MISUMI Group, Inc. 17,500 439,907
Mitsubishi Heavy Industries
Ltd. 21,620 847,463
NGK Insulators Ltd. 16,700 230,668
SMC Corp. 3,600 1,830,137
Toyota Industries Corp. 9,300 565,957
Yaskawa Electric Corp. 15,100 590,740
11,110,398
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 22,200 549,012
Nippon Yusen KK(a) 31,920 756,542
1,305,554
Media 0.1%
CyberAgent , Inc. 30,700 287,675
Dentsu Group, Inc. 14,061 452,818
Hakuhodo DY Holdings, Inc. 17,400 188,281
928,774
Metals & Mining 0.2%
JFE Holdings, Inc. 30,200 398,158
Nippon Steel Corp. 52,006 1,082,423
Sumitomo Metal Mining Co.
Ltd. 16,000 647,157
2,127,738

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 25,400 469,196
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 203,417 724,539
Idemitsu Kosan Co. Ltd. 14,044 350,192
Inpex Corp. 66,000 727,366
1,802,097
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 52,300 216,129
Personal Products 0.3%
Kao Corp. 31,000 1,264,026
Kobayashi Pharmaceutical
Co. Ltd. 3,500 251,527
Kose Corp. 1,900 209,132
Shiseido Co. Ltd. 26,300 1,372,356
3,097,041
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 118,300 1,746,065
Chugai Pharmaceutical Co.
Ltd. 43,800 1,136,150
Daiichi Sankyo Co. Ltd. 113,300 3,560,765
Eisai Co. Ltd. 16,500 1,023,596
Kyowa Kirin Co. Ltd. 18,400 410,845
Nippon Shinyaku Co. Ltd. 2,700 139,081
Ono Pharmaceutical Co. Ltd. 23,500 510,355
Otsuka Holdings Co. Ltd. 25,000 802,069
Shionogi & Co. Ltd. 17,000 811,753
Takeda Pharmaceutical Co.
Ltd. 97,397 3,067,249
13,207,928
Professional Services 0.3%
Nihon M&A Center Holdings,
Inc. 19,500 199,141
Persol Holdings Co. Ltd. 11,500 252,026
Recruit Holdings Co. Ltd. 93,300 2,994,876
3,446,043
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 3,900 382,314
Daiwa House Industry Co.
Ltd. 38,700 929,794
Hulic Co. Ltd. 23,600 193,638
Mitsubishi Estate Co. Ltd. 76,900 991,812
Mitsui Fudosan Co. Ltd. 60,300 1,131,685
Nomura Real Estate
Holdings, Inc. 7,700 169,935
Sumitomo Realty &
Development Co. Ltd. 19,100 465,537
4,264,715
Road & Rail 0.5%
Central Japan Railway Co. 9,400 1,142,625
East Japan Railway Co. 19,890 1,102,790
Hankyu Hanshin Holdings,
Inc. 14,500 430,372
Keio Corp. 6,680 244,895
Keisei Electric Railway Co.
Ltd. 9,300 270,970
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Kintetsu Group Holdings Co.
Ltd. 11,850 385,206
Odakyu Electric Railway Co.
Ltd. 18,950 248,644
Tobu Railway Co. Ltd. 12,700 297,692
Tokyu Corp. 34,450 443,077
West Japan Railway Co. 13,800 577,450
5,143,721
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 12,100 865,121
Disco Corp. 1,800 540,479
Lasertec Corp. 4,900 973,636
Renesas Electronics Corp.* 78,500 809,270
Rohm Co. Ltd. 5,900 472,701
SUMCO Corp. 22,200 327,376
Tokyo Electron Ltd. 9,600 3,368,837
7,357,420
Software 0.1%
Oracle Corp. Japan 2,500 171,027
Trend Micro, Inc.* 8,500 420,909
591,936
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 3,800 2,305,971
Hikari Tsushin, Inc. 1,100 156,580
Nitori Holdings Co. Ltd. 5,100 676,005
USS Co. Ltd. 13,900 227,814
3,366,370
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 14,000 217,553
Canon, Inc. 65,900 1,463,413
FUJIFILM Holdings Corp. 23,700 1,258,249
Ricoh Co. Ltd. 39,800 309,829
Seiko Epson Corp. 16,600 250,338
3,499,382
Tobacco 0.2%
Japan Tobacco, Inc. 76,800 1,563,653
Trading Companies & Distributors 1.1%
ITOCHU Corp. 78,000 2,521,638
Marubeni Corp. 98,600 1,208,619
Mitsubishi Corp. 81,400 2,725,195
Mitsui & Co. Ltd. 93,900 2,774,625
MonotaRO Co. Ltd. 17,200 260,818
Sumitomo Corp. 73,800 1,324,768
Toyota Tsusho Corp. 13,600 575,412
11,391,075
Wireless Telecommunication Services 0.9%
KDDI Corp. 104,700 3,271,282
SoftBank Corp. 186,800 2,137,067
SoftBank Group Corp. 78,600 3,746,355
9,154,704
216,479,575
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 11,355 239,903
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 8,505 609,969

42 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
ArcelorMittal SA 34,975 1,081,413
1,691,382
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 142,000 992,139
Sands China Ltd.* 154,300 577,712
1,569,851
NETHERLANDS 5.4%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 25,107 415,761
ING Groep NV 246,457 3,557,211
3,972,972
Beverages 0.2%
Heineken Holding NV 6,596 543,420
Heineken NV 16,629 1,657,176
2,200,596
Biotechnology 0.1%
Argenx SE* 3,287 1,249,589
Argenx SE* 332 124,414
1,374,003
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 5,289 428,640
Chemicals 0.3%
Akzo Nobel NV 11,664 867,580
Koninklijke DSM NV 11,532 1,482,769
OCI NV 6,268 213,186
2,563,535
Diversified Financial Services 0.1%
EXOR NV* 6,840 543,539
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 222,791 761,146
Entertainment 0.1%
Universal Music Group NV 47,708 1,220,508
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 67,857 2,022,216
Food Products 0.0%
†
JDE Peet's NV 6,476 194,113
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 56,883 985,465
Insurance 0.1%
Aegon NV 113,480 623,607
NN Group NV 17,844 774,943
1,398,550
IT Services 0.2%
Adyen NV Reg. S*(b) 1,406 2,125,519
Oil, Gas & Consumable Fuels 1.4%
Shell plc 471,362 13,844,966
Professional Services 0.2%
Randstad NV 8,106 519,110
Wolters Kluwer NV 16,968 1,849,287
2,368,397
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 3,055 1,035,515
ASML Holding NV 26,393 17,479,114
18,514,629
Trading Companies & Distributors 0.1%
IMCD NV 3,690 585,206
55,104,000
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 125,058 421,705
Electric Utilities 0.0%
†
Mercury NZ Ltd. 39,010 151,562
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 36,627 599,427
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 84,917 293,411
Software 0.1%
Xero Ltd.* 9,259 510,099
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 79,429 437,195
2,413,399
NORWAY 0.6%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 5,260 209,075
Banks 0.1%
DNB Bank ASA 58,875 1,099,895
Diversified Telecommunication Services 0.0%
†
Telenor ASA 43,918 459,501
Food Products 0.1%
Mowi ASA 28,460 526,188
Orkla ASA 50,860 379,864
Salmar ASA 4,216 195,771
1,101,823
Insurance 0.0%
†
Gjensidige Forsikring ASA(a) 11,595 208,376
Metals & Mining 0.1%
Norsk Hydro ASA 88,646 718,208
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA 21,035 640,904
Equinor ASA 61,699 1,874,357
2,515,261
6,312,139
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 179,326 891,264
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 17,357 376,672

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
PORTUGAL
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA
,
Class B
34,119 466,741
1,734,677
SINGAPORE 1.7%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 104,600 294,444
Airlines 0.1%
Singapore Airlines Ltd. 91,182 411,884
Banks 0.7%
DBS Group Holdings Ltd. 117,750 3,223,444
Oversea-Chinese Banking
Corp. Ltd. 219,989 2,171,024
United Overseas Bank Ltd. 78,062 1,777,978
7,172,446
Capital Markets 0.0%
†
Singapore Exchange Ltd. 51,300 362,000
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 544,203 1,042,967
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 17,300 244,344
Entertainment 0.2%
Sea Ltd., ADR* 22,996 1,482,092
Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Ascendas REIT 226,313 499,203
CapitaLand Integrated
Commercial Trust 346,278 568,259
Mapletree Logistics Trust 233,375 302,244
Mapletree Pan Asia
Commercial Trust 147,300 205,287
1,574,993
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 399,917 302,948
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 6,700 148,591
Keppel Corp. Ltd. 95,100 548,986
697,577
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 163,645 496,836
City Developments Ltd. 29,899 189,837
UOL Group Ltd. 32,113 171,625
858,298
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class A
* 76,151 288,612
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 44,049 2,081,563
16,814,168
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 82,927 3,574,534
Common Stocks
Shares Value ($)
SOUTH KOREA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 11,223 675,372
SPAIN 2.5%
Banks 0.8%
Banco Bilbao Vizcaya
Argentaria SA 395,783 2,785,579
Banco Santander SA 1,098,350 3,832,462
CaixaBank SA 288,379 1,277,210
7,895,251
Biotechnology 0.0%
†
Grifols SA* 20,723 274,267
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 14,810 437,565
Ferrovial SA 31,963 943,015
1,380,580
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 34,649 1,359,684
Telefonica SA 330,802 1,257,709
2,617,393
Electric Utilities 0.6%
Acciona SA 1,515 296,411
Endesa SA 19,608 391,167
Iberdrola SA 392,372 4,588,369
Iberdrola SA*∞ 6,621 77,342
Red Electrica Corp. SA 26,538 470,345
5,823,634
Gas Utilities 0.0%
†
Enagas SA 15,738 282,279
Naturgy Energy Group SA 8,595 243,507
525,786
Independent Power and Renewable Electricity Producers
0.1%
Corp. ACCIONA Energias
Renovables SA 4,469 182,599
EDP Renovaveis SA 19,634 427,670
610,269
IT Services 0.2%
Amadeus IT Group SA* 28,889 1,817,319
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 90,123 1,479,473
Specialty Retail 0.2%
Industria de Diseno Textil SA 70,697 2,207,723
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 4,926 738,874
25,370,569
SWEDEN 3.0%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 42,655 212,933
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
106,510 1,287,964
Svenska Handelsbanken AB
,
Class A
(a) 94,550 983,893

44 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Banks
Swedbank AB
, Class A
58,745 1,126,628
3,398,485
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 12,091 269,394
Building Products 0.3%
Assa Abloy AB
, Class B
66,093 1,557,710
Nibe Industrier AB
, Class B
99,332 1,072,498
2,630,208
Capital Markets 0.1%
EQT AB 20,356 459,120
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 33,337 304,889
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
192,976 1,118,744
Construction & Engineering 0.0%
†
Skanska AB
, Class B
22,739 401,085
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
9,055 239,745
Industrivarden AB
, Class C
9,492 250,045
Investor AB
, Class A
32,853 655,969
Investor AB
, Class B
118,416 2,300,491
Kinnevik AB
, Class B
* 16,033 247,809
L E Lundbergforetagen AB
,
Class B
4,561 211,467
3,905,526
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 171,725 443,947
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
124,942 1,430,924
Entertainment 0.0%
†
Embracer Group AB* 42,536 198,511
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
13,701 308,896
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 11,962 1,344,284
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 12,903 182,991
Household Products 0.1%
Essity AB
, Class B
39,915 1,043,170
Industrial Conglomerates 0.1%
Investment AB Latour
, Class
B
9,649 203,665
Lifco AB
, Class B
14,926 274,110
477,775
Machinery 1.0%
Alfa Laval AB 18,597 582,259
Atlas Copco AB
, Class A
175,080 2,070,749
Atlas Copco AB
, Class B
101,977 1,072,956
Epiroc AB
, Class A
(a) 41,756 812,305
Epiroc AB
, Class B
26,421 440,202
Husqvarna AB
, Class B
28,576 243,624
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Indutrade AB 17,282 383,980
Sandvik AB 68,173 1,410,112
SKF AB
, Class B
26,185 462,644
Volvo AB
, Class A
12,262 254,719
Volvo AB
, Class B
97,597 1,934,391
9,667,941
Metals & Mining 0.1%
Boliden AB 17,386 781,803
Paper & Forest Products 0.1%
Holmen AB
, Class B
5,497 226,582
Svenska Cellulosa AB SCA
,
Class B
39,892 553,559
780,141
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class
B
*(a) 36,573 188,716
Sagax AB
, Class B
(a) 11,613 289,213
477,929
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
47,054 578,267
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
35,224 304,449
30,721,412
SWITZERLAND 5.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,044 194,315
Building Products 0.1%
Geberit AG (Registered) 2,341 1,338,259
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 234,462 805,161
Julius Baer Group Ltd. 13,982 895,936
Partners Group Holding AG 1,492 1,402,238
UBS Group AG (Registered) 217,120 4,622,991
7,726,326
Chemicals 0.5%
Clariant AG (Registered)* 12,475 213,842
EMS- Chemie Holding AG
(Registered) 468 348,114
Givaudan SA (Registered) 598 1,940,939
Sika AG (Registered) 9,416 2,680,749
5,183,644
Containers & Packaging 0.1%
SIG Group AG* 19,240 477,094
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,675 989,824
Electric Utilities 0.0%
†
BKW AG 1,433 206,200
Electrical Equipment 0.4%
ABB Ltd. (Registered) 102,090 3,554,974

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Barry Callebaut AG
(Registered) 226 471,436
Chocoladefabriken Lindt &
Spruengli AG 68 747,298
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 788,949
2,007,683
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 32,620 2,459,627
Sonova Holding AG
(Registered) 3,513 878,267
Straumann Holding AG
(Registered) 7,209 943,837
4,281,731
Insurance 0.6%
Baloise Holding AG
(Registered) 2,879 472,691
Swiss Life Holding AG
(Registered) 1,969 1,163,532
Zurich Insurance Group AG 9,746 4,820,127
6,456,350
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class B
2,370 209,644
Lonza Group AG
(Registered) 4,891 2,792,150
3,001,794
Machinery 0.1%
Schindler Holding AG 2,569 547,261
Schindler Holding AG
(Registered) 1,661 335,677
VAT Group AG Reg. S(b) 1,736 541,552
1,424,490
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 3,513 837,139
Pharmaceuticals 1.3%
Novartis AG (Registered) 140,305 12,689,276
Professional Services 0.1%
Adecco Group AG
(Registered) 10,753 398,774
SGS SA (Registered) 413 1,006,802
1,405,576
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 4,895 436,070
Software 0.0%
†
Temenos AG (Registered) 4,479 320,261
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 11,426 668,913
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 33,977 5,238,769
Swatch Group AG (The) 1,862 672,607
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 3,044 199,988
6,111,364
59,311,283
UNITED KINGDOM 11.4%
Aerospace & Defense 0.3%
BAE Systems plc 205,207 2,168,734
Rolls-Royce Holdings plc* 535,954 702,113
2,870,847
Banks 1.7%
Barclays plc 1,038,489 2,381,639
HSBC Holdings plc 1,296,577 9,558,723
Lloyds Banking Group plc 4,395,000 2,865,953
NatWest Group plc 345,540 1,314,672
Standard Chartered plc 164,986 1,381,805
17,502,792
Beverages 0.7%
Coca-Cola Europacific
Partners plc(a) 13,550 761,781
Diageo plc 147,991 6,429,856
7,191,637
Capital Markets 0.5%
3i Group plc 63,921 1,246,450
abrdn plc(a) 131,632 345,551
Hargreaves Lansdown plc 23,596 260,012
London Stock Exchange
Group plc 21,400 1,960,642
Schroders plc 46,163 273,112
St James's Place plc 33,953 514,990
4,600,757
Chemicals 0.1%
Croda International plc 8,848 753,959
Johnson Matthey plc 12,759 356,303
1,110,262
Commercial Services & Supplies 0.1%
Rentokil Initial plc 161,597 980,391
Diversified Consumer Services 0.0%
†
Pearson plc 44,641 507,797
Diversified Financial Services 0.0%
†
M&G plc 160,562 401,058
Diversified Telecommunication Services 0.1%
BT Group plc 437,952 675,417
Electric Utilities 0.1%
SSE plc 70,348 1,501,726
Electronic Equipment, Instruments & Components 0.1%
Halma plc 25,310 673,467
Equity Real Estate Investment Trusts (REITs) 0.1%
British Land Co. plc (The) 52,138 285,507
Land Securities Group plc 43,915 385,093
Segro plc 77,642 799,342
1,469,942
Food & Staples Retailing 0.2%
J Sainsbury plc 108,131 350,757
Ocado Group plc* 35,329 282,297
Tesco plc 489,435 1,486,734
2,119,788

46 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food Products 0.1%
Associated British Foods plc 22,213 510,528
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 55,968 770,501
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 115,112 2,744,489
Entain plc 38,439 709,273
InterContinental Hotels
Group plc 12,107 837,829
Whitbread plc 13,888 522,880
4,814,471
Household Durables 0.1%
Barratt Developments plc 68,676 391,044
Berkeley Group Holdings plc 6,652 341,360
Persimmon plc 19,346 339,412
Taylor Wimpey plc 243,256 352,575
1,424,391
Household Products 0.3%
Reckitt Benckiser Group plc 46,648 3,321,887
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 176,386 1,126,019
DCC plc 6,703 381,878
Melrose Industries plc 269,918 474,393
Smiths Group plc 23,058 491,251
2,473,541
Insurance 0.3%
Admiral Group plc 10,885 295,270
Aviva plc 180,964 1,018,355
Legal & General Group plc 394,452 1,240,742
Phoenix Group Holdings plc 50,119 397,171
2,951,538
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 60,588 470,233
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 11,206 288,603
Machinery 0.2%
CNH Industrial NV 66,535 1,171,587
Spirax-Sarco Engineering plc 4,877 696,327
1,867,914
Media 0.2%
Informa plc 93,452 771,937
WPP plc 69,627 812,216
1,584,153
Multiline Retail 0.1%
Next plc 8,532 699,637
Multi-Utilities 0.3%
National Grid plc 239,146 3,041,901
Oil, Gas & Consumable Fuels 0.7%
BP plc 1,224,645 7,409,408
Personal Products 0.8%
Unilever plc 165,275 8,397,873
Pharmaceuticals 1.3%
AstraZeneca plc 100,548 13,155,534
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services 0.6%
Experian plc 60,087 2,196,808
Intertek Group plc 10,366 557,175
RELX plc 124,092 3,687,990
6,441,973
Software 0.1%
Sage Group plc (The) 64,133 615,208
Specialty Retail 0.1%
JD Sports Fashion plc 174,292 351,362
Kingfisher plc 125,866 433,873
785,235
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 25,940 788,979
Tobacco 0.7%
British American Tobacco plc 138,270 5,288,024
Imperial Brands plc 59,543 1,492,730
6,780,754
Trading Companies & Distributors 0.3%
Ashtead Group plc 28,532 1,878,376
Bunzl plc 21,230 779,302
2,657,678
Water Utilities 0.1%
Severn Trent plc 16,089 560,011
United Utilities Group plc 44,616 583,322
1,143,333
Wireless Telecommunication Services 0.2%
Vodafone Group plc 1,734,988 1,998,801
115,999,955
UNITED STATES 6.3%
Automobiles 0.2%
Stellantis NV 143,602 2,251,306
Biotechnology 0.6%
CSL Ltd.(a) 31,235 6,592,965
Construction Materials 0.3%
Holcim AG* 35,912 2,140,778
James Hardie Industries plc
CHDI 29,399 659,522
2,800,300
Electrical Equipment 0.6%
Schneider Electric SE 35,387 5,738,260
Energy Equipment & Services 0.1%
Tenaris SA 31,431 557,341
Food Products 2.1%
Nestle SA (Registered) 178,565 21,790,546
Insurance 0.2%
Swiss Re AG 19,493 2,038,826
IT Services 0.1%
Computershare Ltd. 36,850 617,191
Life Sciences Tools & Services 0.1%
QIAGEN NV* 15,134 735,104
Personal Products 0.1%
Haleon plc* 333,364 1,333,913
Pharmaceuticals 1.9%
GSK plc 263,481 4,601,172

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Roche Holding AG 47,402 14,909,462
19,510,634
Software 0.0%
†
CyberArk Software Ltd.* 2,767 389,815
64,356,201
Total Common Stocks
(cost $649,731,983) 1,003,625,053
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 2/3/2023*(a) 14,810 7,514
Total Rights
(cost $7,628) 7,514
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC, 4.28%,
dated 01/31/2023, due
2/1/2023, repurchase
price $2,611,381,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$2,663,608.(c) 2,611,070 2,611,070
Total Repurchase Agreement
(cost $2,611,070) 2,611,070
Total Investments
(cost $652,350,681) — 99.1% 1,006,243,637
Other assets in excess of liabilities — 0.9% 9,611,272
NET ASSETS — 100.0%
$ 1,015,854,909
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $18,862,939, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,611,070 and by $18,342,253 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$20,953,323.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2023
was $15,117,036 which represents 1.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $2,611,070.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

48 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 55 3/2023 EUR 2,493,977 11,164
FTSE 100 Index 16 3/2023 GBP 1,528,635 2,595
Nikkei 225 Index 18 3/2023 JPY 1,888,987 21,498
SPI 200 Index 7 3/2023 AUD 917,164 1,480
Net contracts 36,737
As of January 31, 2023, the Fund had $531,893 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 14,380,897 $ – $ 14,380,897
Air Freight & Logistics – 5,670,944 – 5,670,944
Airlines – 1,478,404 – 1,478,404
Auto Components – 6,218,929 – 6,218,929
Automobiles – 30,854,562 – 30,854,562
Banks 3,433,819 97,900,962 – 101,334,781
Beverages 761,781 19,750,798 – 20,512,579
Biotechnology 124,414 10,052,210 – 10,176,624
Building Products – 10,778,206 – 10,778,206
Capital Markets 210,248 27,187,982 – 27,398,230
Chemicals – 31,390,235 – 31,390,235
Commercial Services & Supplies – 3,447,280 – 3,447,280
Communications Equipment – 2,778,891 – 2,778,891
Construction & Engineering – 8,032,702 – 8,032,702
Construction Materials – 5,694,758 – 5,694,758
Containers & Packaging – 1,149,449 – 1,149,449
Distributors – 291,732 – 291,732
Diversified Consumer Services – 805,932 – 805,932
Diversified Financial Services 293,590 7,319,710 – 7,613,300
Diversified Telecommunication Services – 18,388,648 – 18,388,648
Electric Utilities 495,579 18,146,471 – 18,642,050
Electrical Equipment – 17,335,917 – 17,335,917
Electronic Equipment, Instruments &
Components – 14,915,155 – 14,915,155
Energy Equipment & Services – 557,341 – 557,341
Entertainment 1,482,092 7,072,200 – 8,554,292
Equity Real Estate Investment Trusts (REITs) – 12,698,277 – 12,698,277
Food & Staples Retailing – 13,053,400 – 13,053,400
Food Products – 32,467,030 – 32,467,030
Gas Utilities – 3,469,738 – 3,469,738
Health Care Equipment & Supplies – 20,240,301 – 20,240,301
Health Care Providers & Services – 2,786,080 – 2,786,080
Health Care Technology – 768,748 – 768,748
Hotels, Restaurants & Leisure – 14,687,349 – 14,687,349
Household Durables – 12,007,785 – 12,007,785
Household Products – 6,594,718 – 6,594,718
Independent Power and Renewable
Electricity Producers – 2,747,067 – 2,747,067
Industrial Conglomerates 539,070 15,526,861 – 16,065,931
Insurance – 53,992,973 – 53,992,973
Interactive Media & Services – 2,282,823 – 2,282,823
Internet & Direct Marketing Retail – 6,525,088 – 6,525,088
IT Services 320,086 14,303,932 – 14,624,018
Leisure Products – 2,057,699 – 2,057,699
Life Sciences Tools & Services – 5,677,815 – 5,677,815
Machinery – 29,283,064 – 29,283,064
Marine 113,757 3,447,760 – 3,561,517
Media – 4,047,337 – 4,047,337
Metals & Mining – 39,163,979 – 39,163,979
Multiline Retail – 3,787,055 – 3,787,055
Multi-Utilities – 7,629,298 – 7,629,298
Oil, Gas & Consumable Fuels – 46,676,149 – 46,676,149
Paper & Forest Products – 3,397,021 – 3,397,021
Personal Products – 20,102,960 – 20,102,960
Pharmaceuticals 760,250 88,290,435 – 89,050,685
Professional Services – 15,247,267 – 15,247,267
Real Estate Management & Development 322,980 13,139,330 – 13,462,310
Road & Rail 288,612 5,979,110 – 6,267,722

Nationwide International Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 51
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 31,269,794 $ – $ 31,269,794
Software 1,225,901 13,057,626 – 14,283,527
Specialty Retail – 6,937,595 – 6,937,595
Technology Hardware, Storage & Peripherals – 4,168,295 – 4,168,295
Textiles, Apparel & Luxury Goods – 33,093,268 – 33,093,268
Tobacco – 8,344,407 – 8,344,407
Trading Companies & Distributors 574,326 15,585,122 – 16,159,448
Transportation Infrastructure – 3,942,390 – 3,942,390
Water Utilities – 1,143,333 – 1,143,333
Wireless Telecommunication Services – 11,457,954 – 11,457,954
Total Common Stocks $ 10,946,505 $ 992,678,548 $ – $ 1,003,625,053
Futures Contracts 36,737 – – 36,737
Repurchase Agreement – 2,611,070 – 2,611,070
Rights 7,514 – – 7,514
Total $ 10,990,756 $ 995,289,618 $ – $ 1,006,280,374
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 4,632 4,632
Purchases — —
Sales (4,632) (4,632)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
1/31/2023 ** $ — $ —

52 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide International Index Fund
acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 36,737
Total $ 36,737
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mid Cap Market Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 1.5%
Axon Enterprise, Inc.* 21,451 4,192,383
Curtiss-Wright Corp. 12,130 2,011,154
Hexcel Corp.(a) 26,446 1,866,559
Mercury Systems, Inc.*(a) 18,302 914,825
Woodward, Inc.(a) 19,007 1,943,656
10,928,577
Air Freight & Logistics 0.3%
GXO Logistics, Inc.* 37,366 1,955,363
Airlines 0.1%
JetBlue Airways Corp.* 102,986 823,888
Auto Components 1.5%
Adient plc* 29,762 1,339,885
Dana, Inc.(a) 40,095 727,323
Fox Factory Holding Corp.* 13,351 1,576,620
Gentex Corp. 73,956 2,182,441
Goodyear Tire & Rubber Co.
(The)* 90,071 1,013,299
Lear Corp. 18,756 2,734,250
Visteon Corp.*(a) 8,939 1,397,523
10,971,341
Automobiles 0.5%
Harley-Davidson, Inc.(a) 42,019 1,934,135
Thor Industries, Inc.(a) 17,135 1,633,479
3,567,614
Banks 6.9%
Associated Banc-Corp. 47,617 1,067,097
Bank of Hawaii Corp.(a) 12,606 964,233
Bank OZK 35,083 1,602,241
Cadence Bank 58,328 1,492,030
Cathay General Bancorp 23,631 1,038,819
Commerce Bancshares, Inc.
(a) 36,177 2,407,941
Cullen/Frost Bankers, Inc. 20,415 2,659,666
East West Bancorp, Inc. 44,518 3,495,553
First Financial Bankshares,
Inc.(a) 41,199 1,467,508
First Horizon Corp. 169,523 4,192,304
FNB Corp. 110,486 1,576,635
Fulton Financial Corp.(a) 53,166 889,467
Glacier Bancorp, Inc.(a) 34,927 1,592,322
Hancock Whitney Corp. 26,884 1,383,988
Home BancShares, Inc. 60,248 1,438,120
International Bancshares Corp. 16,818 788,260
Old National Bancorp 92,213 1,613,728
PacWest Bancorp 37,448 1,035,812
Pinnacle Financial Partners,
Inc. 24,282 1,911,722
Prosperity Bancshares, Inc. 28,714 2,178,244
Synovus Financial Corp. 45,924 1,926,512
Texas Capital Bancshares,
Inc.* 15,839 1,046,483
UMB Financial Corp. 13,916 1,255,084
Umpqua Holdings Corp. 68,748 1,251,214
United Bankshares, Inc.(a) 42,517 1,709,183
Valley National Bancorp(a) 133,233 1,582,808
Washington Federal, Inc. 20,818 738,206
Webster Financial Corp. 55,548 2,924,602
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 19,281 1,763,633
48,993,415
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 2,997 1,164,664
Celsius Holdings, Inc.* 12,756 1,279,682
Coca-Cola Consolidated, Inc. 1,477 748,514
3,192,860
Biotechnology 1.7%
Arrowhead Pharmaceuticals,
Inc.* 33,283 1,164,572
Exelixis, Inc.* 102,112 1,799,213
Halozyme Therapeutics,
Inc.*(a) 42,854 2,218,552
Neurocrine Biosciences,
Inc.*(a) 30,469 3,379,926
United Therapeutics Corp.* 14,453 3,803,596
12,365,859
Building Products 2.7%
Builders FirstSource, Inc.*(a) 46,646 3,717,686
Carlisle Cos., Inc. 16,340 4,099,052
Fortune Brands Innovations,
Inc. 40,515 2,613,623
Lennox International, Inc. 10,182 2,653,633
Owens Corning 29,620 2,862,773
Simpson Manufacturing Co.,
Inc.(a) 13,732 1,470,835
Trex Co., Inc.* 34,834 1,836,448
19,254,050
Capital Markets 2.1%
Affiliated Managers Group, Inc. 12,049 2,081,344
Evercore, Inc., Class A 11,445 1,485,675
Federated Hermes, Inc., Class
B 26,809 1,053,594
Interactive Brokers Group,
Inc., Class A 32,474 2,595,972
Janus Henderson Group plc 41,867 1,085,193
Jefferies Financial Group, Inc. 58,061 2,280,636
SEI Investments Co. 32,530 2,030,848
Stifel Financial Corp. 33,532 2,260,392
14,873,654
Chemicals 2.7%
Ashland, Inc. 15,732 1,719,036
Avient Corp. 27,093 1,097,808
Cabot Corp. 17,919 1,349,838
Chemours Co. (The) 48,835 1,777,106
Ingevity Corp.* 11,299 931,489
NewMarket Corp. 2,215 763,090
Olin Corp. 40,370 2,607,498
RPM International, Inc. 40,756 3,664,372
Scotts Miracle-Gro Co. (The)
(a) 12,856 928,075
Sensient Technologies Corp.
(a) 13,200 999,108
Valvoline, Inc. 55,764 2,044,308
Westlake Corp. 10,885 1,336,134
19,217,862

54 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.5%
Brink's Co. (The) 14,905 977,768
Clean Harbors, Inc.* 15,895 2,071,118
IAA, Inc.* 42,054 1,754,913
MSA Safety, Inc.(a) 11,640 1,587,580
Stericycle, Inc.* 29,278 1,575,449
Tetra Tech, Inc. 16,826 2,616,780
10,583,608
Communications Equipment 0.8%
Calix, Inc.* 18,023 948,731
Ciena Corp.* 47,294 2,460,234
Lumentum Holdings, Inc.*(a) 21,871 1,316,197
Viasat, Inc.* 24,230 834,723
5,559,885
Construction & Engineering 2.1%
AECOM 44,117 3,850,091
Dycom Industries, Inc.* 9,466 902,772
EMCOR Group, Inc. 15,104 2,239,168
Fluor Corp.*(a) 44,637 1,640,410
MasTec, Inc.*(a) 18,540 1,821,184
MDU Resources Group, Inc. 64,241 1,985,689
Valmont Industries, Inc. 6,777 2,234,580
14,673,894
Construction Materials 0.2%
Eagle Materials, Inc. 11,875 1,734,700
Consumer Finance 0.4%
FirstCash Holdings, Inc. 12,095 1,114,917
Navient Corp. 34,564 655,679
SLM Corp. 78,945 1,387,064
3,157,660
Containers & Packaging 0.9%
AptarGroup, Inc. 20,749 2,399,414
Greif, Inc., Class A 8,443 603,084
Silgan Holdings, Inc. 26,638 1,435,522
Sonoco Products Co. 30,804 1,882,432
6,320,452
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B 1,223 798,998
Grand Canyon Education,
Inc.* 9,721 1,133,080
H&R Block, Inc. 49,274 1,920,700
Service Corp. International 48,747 3,614,590
7,467,368
Diversified Financial Services 0.3%
Voya Financial, Inc.(a) 31,091 2,169,219
Diversified Telecommunication Services 0.6%
Frontier Communications
Parent, Inc.*(a) 70,206 2,078,800
Iridium Communications, Inc.* 40,298 2,411,432
4,490,232
Electric Utilities 1.3%
ALLETE, Inc. 18,200 1,125,852
Hawaiian Electric Industries,
Inc. 34,366 1,452,651
IDACORP, Inc.(a) 15,972 1,689,997
OGE Energy Corp. 63,170 2,483,844
PNM Resources, Inc. 27,308 1,351,200
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 28,363 1,349,512
9,453,056
Electrical Equipment 2.1%
Acuity Brands, Inc.(a) 10,335 1,948,354
EnerSys 12,844 1,066,309
Hubbell, Inc. 17,038 3,900,169
nVent Electric plc 52,336 2,080,356
Regal Rexnord Corp. 21,001 2,923,339
SunPower Corp.*(a) 27,137 472,998
Sunrun, Inc.* 67,007 1,760,944
Vicor Corp.*(a) 7,121 494,411
14,646,880
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.* 19,494 2,290,350
Avnet, Inc. 29,005 1,330,749
Belden, Inc. 13,785 1,117,826
Cognex Corp. 54,779 2,998,603
Coherent Corp.* 43,956 1,907,690
IPG Photonics Corp.* 10,503 1,177,386
Jabil, Inc.(a) 42,672 3,355,299
Littelfuse, Inc. 7,820 2,007,316
National Instruments Corp. 41,636 2,248,344
Novanta, Inc.* 11,236 1,814,277
TD SYNNEX Corp. 13,282 1,356,756
Vishay Intertechnology, Inc.(a) 41,767 956,047
Vontier Corp. 50,065 1,152,997
23,713,640
Energy Equipment & Services 0.7%
ChampionX Corp. 63,913 2,110,407
NOV, Inc. 124,060 3,032,027
5,142,434
Entertainment 0.2%
World Wrestling Entertainment,
Inc., Class A(a) 13,722 1,161,156
Equity Real Estate Investment Trusts (REITs) 8.0%
Apartment Income REIT Corp. 47,518 1,818,039
Brixmor Property Group, Inc. 94,583 2,225,538
Corporate Office Properties
Trust 35,592 999,067
Cousins Properties, Inc. 48,037 1,317,175
CubeSmart 71,177 3,259,195
Douglas Emmett, Inc. 55,332 926,811
EastGroup Properties, Inc. 13,829 2,326,729
EPR Properties 23,937 1,016,844
First Industrial Realty Trust,
Inc. 41,723 2,225,922
Healthcare Realty Trust, Inc. 120,113 2,586,033
Highwoods Properties, Inc. 33,532 1,018,367
Independence Realty Trust,
Inc. 70,944 1,335,876
JBG SMITH Properties 31,182 628,005
Kilroy Realty Corp. 33,295 1,366,427
Kite Realty Group Trust 69,221 1,502,096
Lamar Advertising Co., Class A 27,723 2,953,608
Life Storage, Inc. 26,939 2,910,490
Macerich Co. (The) 68,804 945,367
Medical Properties Trust, Inc. 188,812 2,445,115
National Retail Properties, Inc. 56,647 2,682,235

Nationwide Mid Cap Market Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 27,127 1,106,782
Omega Healthcare Investors,
Inc. 73,808 2,172,908
Park Hotels & Resorts, Inc. 71,225 1,047,720
Pebblebrook Hotel Trust 41,111 674,220
Physicians Realty Trust 72,345 1,147,392
PotlatchDeltic Corp. 25,652 1,255,665
Rayonier, Inc. 46,226 1,682,164
Rexford Industrial Realty, Inc. 58,156 3,691,161
Sabra Health Care REIT, Inc. 73,235 988,672
SL Green Realty Corp. 20,513 844,110
Spirit Realty Capital, Inc. 44,264 1,942,304
STORE Capital Corp. 83,947 2,703,933
Vornado Realty Trust 50,971 1,243,183
56,989,153
Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings,
Inc.* 42,706 3,094,904
Casey's General Stores, Inc. 11,851 2,795,769
Grocery Outlet Holding Corp.* 27,624 839,493
Performance Food Group Co.* 49,339 3,025,468
Sprouts Farmers Market, Inc.* 34,082 1,088,920
10,844,554
Food Products 1.5%
Darling Ingredients, Inc.* 50,664 3,358,516
Flowers Foods, Inc. 60,958 1,687,927
Ingredion, Inc. 20,744 2,132,483
Lancaster Colony Corp. 6,258 1,200,973
Pilgrim's Pride Corp.* 14,695 356,795
Post Holdings, Inc.* 17,154 1,628,772
10,365,466
Gas Utilities 1.4%
National Fuel Gas Co.(a) 28,899 1,677,876
New Jersey Resources Corp. 30,238 1,509,481
ONE Gas, Inc.(a) 17,186 1,415,439
Southwest Gas Holdings, Inc. 19,369 1,296,367
Spire, Inc.(a) 16,541 1,194,591
UGI Corp. 66,052 2,630,851
9,724,605
Health Care Equipment & Supplies 3.5%
Enovis Corp.* 15,202 956,966
Envista Holdings Corp.* 51,853 2,021,749
Globus Medical, Inc., Class
A*(a) 24,327 1,836,689
Haemonetics Corp.* 16,212 1,371,535
ICU Medical, Inc.* 6,349 1,226,817
Inari Medical, Inc.* 15,304 873,093
Integra LifeSciences Holdings
Corp.* 22,933 1,314,061
Lantheus Holdings, Inc.*(a) 21,794 1,253,155
LivaNova plc* 17,181 965,572
Masimo Corp.* 15,213 2,587,427
Neogen Corp.* 68,107 1,458,171
Omnicell, Inc.* 14,194 787,341
Penumbra, Inc.*(a) 12,040 3,014,936
QuidelOrtho Corp.* 17,031 1,458,024
Shockwave Medical, Inc.* 11,455 2,152,738
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
STAAR Surgical Co.*(a) 15,295 1,079,062
Tandem Diabetes Care,
Inc.*(a) 20,396 830,933
25,188,269
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.* 28,679 2,409,610
Amedisys, Inc.*(a) 10,301 995,695
Chemed Corp.(a) 4,697 2,372,643
Encompass Health Corp. 31,782 1,984,786
HealthEquity, Inc.* 26,653 1,621,835
LHC Group, Inc.* 9,792 1,553,011
Option Care Health, Inc.* 48,769 1,407,961
Patterson Cos., Inc. 27,458 828,957
Progyny, Inc.* 23,360 803,350
R1 RCM, Inc.*(a) 43,424 621,397
Tenet Healthcare Corp.* 34,274 1,879,929
16,479,174
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp. 25,141 1,566,536
Choice Hotels International,
Inc. 8,784 1,079,466
Churchill Downs, Inc. 10,451 2,592,893
Cracker Barrel Old Country
Store, Inc.(a) 7,193 802,595
Light & Wonder, Inc.* 29,735 1,940,209
Marriott Vacations Worldwide
Corp. 12,145 1,943,686
Papa John's International, Inc.
(a) 10,218 916,452
Penn Entertainment, Inc.*(a) 50,070 1,774,982
Texas Roadhouse, Inc.(a) 21,023 2,111,340
Travel + Leisure Co. 26,630 1,128,313
Wendy's Co. (The) 53,903 1,202,037
Wingstop, Inc. 9,443 1,496,432
Wyndham Hotels & Resorts,
Inc. 27,993 2,169,737
20,724,678
Household Durables 1.5%
Helen of Troy Ltd.* 7,750 876,603
KB Home 26,669 1,025,423
Leggett & Platt, Inc.(a) 41,752 1,526,453
Taylor Morrison Home Corp.,
Class A* 34,339 1,229,336
Tempur Sealy International,
Inc. 54,195 2,208,446
Toll Brothers, Inc. 33,731 2,006,657
TopBuild Corp.* 10,255 2,051,616
10,924,534
Household Products 0.1%
Energizer Holdings, Inc. 20,873 774,388
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc.(a) 15,268 1,413,053
Insurance 4.0%
American Financial Group, Inc. 22,062 3,145,821
Brighthouse Financial, Inc.* 21,910 1,232,876
CNO Financial Group, Inc. 36,124 930,554

56 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
First American Financial Corp. 32,907 2,035,956
Hanover Insurance Group, Inc.
(The) 11,251 1,514,160
Kemper Corp. 20,246 1,189,047
Kinsale Capital Group, Inc. 6,826 1,900,631
Old Republic International
Corp. 90,533 2,389,166
Primerica, Inc. 11,832 1,913,826
Reinsurance Group of
America, Inc. 21,168 3,212,667
RenaissanceRe Holdings Ltd. 13,807 2,701,892
RLI Corp. 12,738 1,687,148
Selective Insurance Group,
Inc. 19,059 1,810,605
Unum Group 59,390 2,496,162
28,160,511
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 32,791 764,030
Ziff Davis, Inc.* 14,908 1,333,968
2,097,998
IT Services 2.0%
Concentrix Corp. 13,473 1,910,606
Euronet Worldwide, Inc.* 14,988 1,688,848
ExlService Holdings, Inc.* 10,420 1,777,652
Genpact Ltd. 53,328 2,521,348
Kyndryl Holdings, Inc.* 64,176 859,317
Maximus, Inc. 19,263 1,441,836
Western Union Co. (The) 122,444 1,735,031
WEX, Inc.*(a) 14,018 2,592,909
14,527,547
Leisure Products 1.2%
Brunswick Corp. 22,980 1,937,903
Mattel, Inc.* 111,256 2,276,298
Polaris, Inc. 17,267 1,982,942
Topgolf Callaway Brands
Corp.*(a) 43,783 1,072,246
YETI Holdings, Inc.* 27,451 1,228,707
8,498,096
Life Sciences Tools & Services 1.4%
Azenta, Inc.* 23,783 1,329,470
Bruker Corp. 31,991 2,243,209
Medpace Holdings, Inc.* 7,906 1,747,779
Repligen Corp.* 16,303 3,020,946
Sotera Health Co.* 32,875 566,765
Syneos Health, Inc.* 32,671 1,173,542
10,081,711
Machinery 4.7%
AGCO Corp. 19,560 2,701,823
Chart Industries, Inc.*(a) 13,286 1,780,058
Crane Holdings Co. 15,184 1,759,977
Donaldson Co., Inc. 39,034 2,433,770
Esab Corp. 16,448 950,859
Flowserve Corp. 41,272 1,420,582
Graco, Inc. 53,426 3,650,064
ITT, Inc. 26,211 2,400,666
Kennametal, Inc. 25,524 727,434
Lincoln Electric Holdings, Inc. 18,296 3,053,054
Middleby Corp. (The)*(a) 17,002 2,642,961
Common Stocks
Shares Value ($)
Machinery
Oshkosh Corp. 20,652 2,081,309
Terex Corp. 21,419 1,091,726
Timken Co. (The) 21,052 1,733,632
Toro Co. (The) 33,035 3,684,063
Watts Water Technologies,
Inc., Class A 8,555 1,398,914
33,510,892
Marine 0.2%
Kirby Corp.* 19,086 1,350,907
Media 1.1%
Cable One, Inc. 1,525 1,204,567
John Wiley & Sons, Inc., Class
A 13,552 620,682
New York Times Co. (The),
Class A 52,274 1,821,226
Nexstar Media Group, Inc. 11,951 2,447,206
TEGNA, Inc. 70,670 1,408,453
7,502,134
Metals & Mining 2.7%
Alcoa Corp. 56,078 2,929,515
Cleveland-Cliffs, Inc.* 163,377 3,488,099
Commercial Metals Co. 37,191 2,018,356
MP Materials Corp.*(a) 29,198 949,227
Reliance Steel & Aluminum
Co. 18,601 4,230,797
Royal Gold, Inc.(a) 20,736 2,634,094
United States Steel Corp. 74,943 2,135,126
Worthington Industries, Inc. 9,410 535,147
18,920,361
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Annaly Capital Management,
Inc. 148,285 3,480,249
Multiline Retail 0.7%
Kohl's Corp. 36,967 1,196,622
Macy's, Inc. 85,212 2,013,559
Nordstrom, Inc.(a) 35,925 701,974
Ollie's Bargain Outlet
Holdings, Inc.* 18,310 1,002,656
4,914,811
Multi-Utilities 0.4%
Black Hills Corp. 20,708 1,498,845
NorthWestern Corp. 18,312 1,040,122
2,538,967
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp. 106,142 1,156,948
Antero Resources Corp.*(a) 87,515 2,523,932
CNX Resources Corp.*(a) 57,200 956,956
DT Midstream, Inc.(a) 30,560 1,670,410
Equitrans Midstream Corp. 137,741 998,622
HF Sinclair Corp. 42,625 2,425,362
Matador Resources Co.(a) 35,336 2,337,830
Murphy Oil Corp. 46,163 2,013,168
PBF Energy, Inc., Class A(a) 36,192 1,519,702
PDC Energy, Inc.(a) 29,204 1,977,987
Range Resources Corp. 76,584 1,916,132

Nationwide Mid Cap Market Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Southwestern Energy Co.* 351,757 1,941,699
21,438,748
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 23,229 1,581,663
Personal Products 0.3%
BellRing Brands, Inc.* 42,979 1,218,885
Coty, Inc., Class A* 113,998 1,135,420
2,354,305
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc*(a) 19,956 3,126,307
Perrigo Co. plc 42,887 1,604,831
4,731,138
Professional Services 1.7%
ASGN, Inc.* 15,803 1,437,283
CACI International, Inc., Class
A* 7,393 2,277,709
FTI Consulting, Inc.* 10,884 1,736,216
Insperity, Inc.(a) 11,210 1,239,265
KBR, Inc. 43,483 2,227,634
ManpowerGroup, Inc. 16,023 1,396,565
Science Applications
International Corp. 17,591 1,825,594
12,140,266
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 15,132 2,797,453
Road & Rail 1.8%
Avis Budget Group, Inc.* 7,885 1,577,315
Knight-Swift Transportation
Holdings, Inc. 50,756 2,999,680
Landstar System, Inc.(a) 11,508 1,988,928
Ryder System, Inc. 16,217 1,531,047
Saia, Inc.*(a) 8,382 2,286,442
Werner Enterprises, Inc. 18,924 888,860
XPO, Inc.* 36,438 1,452,419
12,724,691
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems, Inc.*(a) 20,615 786,875
Amkor Technology, Inc. 31,773 929,678
Cirrus Logic, Inc.* 17,519 1,583,542
Lattice Semiconductor Corp.* 43,334 3,284,284
MACOM Technology Solutions
Holdings, Inc.*(a) 16,120 1,080,362
MKS Instruments, Inc. 18,064 1,848,309
Power Integrations, Inc. 18,203 1,567,096
Silicon Laboratories, Inc.*(a) 10,765 1,689,136
SiTime Corp.* 5,171 595,854
Synaptics, Inc.* 12,609 1,576,503
Universal Display Corp. 13,673 1,812,083
Wolfspeed, Inc.*(a) 39,368 3,031,730
19,785,452
Software 3.1%
ACI Worldwide, Inc.* 35,895 1,002,547
Aspen Technology, Inc.* 9,209 1,830,289
Blackbaud, Inc.* 14,062 874,797
CommVault Systems, Inc.* 14,063 875,140
Dynatrace, Inc.* 63,938 2,457,137
Common Stocks
Shares Value ($)
Software
Envestnet, Inc.*(a) 14,781 960,765
Fair Isaac Corp.* 7,916 5,271,666
Manhattan Associates, Inc.* 19,808 2,582,171
NCR Corp.*(a) 44,173 1,211,224
Paylocity Holding Corp.* 13,057 2,719,642
Qualys, Inc.* 10,985 1,267,230
Teradata Corp.* 32,644 1,138,623
22,191,231
Specialty Retail 2.9%
AutoNation, Inc.*(a) 10,841 1,373,772
Dick's Sporting Goods, Inc. 17,623 2,304,383
Five Below, Inc.*(a) 17,530 3,455,689
Foot Locker, Inc.(a) 25,397 1,105,023
GameStop Corp., Class A*(a) 79,847 1,746,254
Gap, Inc. (The) 67,789 919,897
Lithia Motors, Inc., Class A(a) 8,728 2,297,210
Murphy USA, Inc.(a) 6,588 1,792,134
RH* 6,091 1,900,331
Victoria's Secret & Co.* 26,373 1,111,622
Williams-Sonoma, Inc.(a) 21,143 2,853,036
20,859,351
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc.* 14,689 1,062,455
Xerox Holdings Corp. 34,934 572,219
1,634,674
Textiles, Apparel & Luxury Goods 2.4%
Capri Holdings Ltd.* 40,820 2,714,122
Carter's, Inc.(a) 12,358 1,030,287
Columbia Sportswear Co.(a) 11,066 1,061,229
Crocs, Inc.* 19,543 2,379,751
Deckers Outdoor Corp.* 8,382 3,583,137
Hanesbrands, Inc.(a) 111,957 944,917
PVH Corp. 20,671 1,858,323
Skechers USA, Inc., Class A* 42,599 2,051,142
Under Armour, Inc., Class A* 60,304 747,167
Under Armour, Inc., Class C* 62,190 677,871
17,047,946
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 34,247 1,507,895
MGIC Investment Corp. 95,162 1,343,688
New York Community
Bancorp, Inc. 216,512 2,162,955
5,014,538
Trading Companies & Distributors 1.0%
GATX Corp. 11,200 1,281,840
MSC Industrial Direct Co., Inc.,
Class A 14,943 1,235,786
Univar Solutions, Inc.* 52,548 1,811,855
Watsco, Inc.(a) 10,491 3,014,799
7,344,280
Water Utilities 0.5%
Essential Utilities, Inc. 75,758 3,540,171
Total Common Stocks
(cost $493,986,164) 710,616,632

58 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $3,526,945,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$3,597,483.(b) 3,526,525 3,526,525
Total Repurchase Agreement
(cost $3,526,525) 3,526,525
Total Investments
(cost $497,512,689) — 100.3% 714,143,157
Liabilities in excess of other assets — (0.3)% (2,235,411)
NET ASSETS — 100.0%
$ 711,907,746
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan
as of January 31, 2023 was $105,574,340, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,526,525 and by
$102,571,810 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 2/9/2023 –
8/15/2052, a total value of $106,098,335.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $3,526,525.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 25 3/2023 USD 6,657,250 476,029
Net contracts 476,029
As of January 31, 2023, the Fund had $409,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

60 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 710,616,632 $ – $ – $ 710,616,632
Futures Contracts 476,029 – – 476,029
Repurchase Agreement – 3,526,525 – 3,526,525
Total $ 711,092,661 $ 3,526,525 $ – $ 714,619,186
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 476,029
Total $ 476,029
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide S&P 500 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 61
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.8%
Boeing Co. (The)* 19,021 4,051,473
General Dynamics Corp. 7,696 1,793,630
Howmet Aerospace, Inc. 12,965 527,546
Huntington Ingalls Industries,
Inc. 1,361 300,155
L3Harris Technologies, Inc. 6,447 1,384,945
Lockheed Martin Corp. 7,923 3,670,409
Northrop Grumman Corp. 4,913 2,201,220
Raytheon Technologies Corp. 50,098 5,002,285
Textron, Inc. 6,978 508,347
TransDigm Group, Inc. 1,761 1,263,958
20,703,968
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 4,135 414,203
Expeditors International of
Washington, Inc. 5,567 602,071
FedEx Corp. 8,022 1,555,145
United Parcel Service, Inc.,
Class B 24,832 4,599,631
7,171,050
Airlines 0.2%
Alaska Air Group, Inc.* 4,421 226,974
American Airlines Group,
Inc.*(a) 21,153 341,410
Delta Air Lines, Inc.* 21,762 850,894
Southwest Airlines Co. 19,773 707,280
United Airlines Holdings, Inc.* 10,890 533,174
2,659,732
Auto Components 0.1%
Aptiv plc* 9,149 1,034,660
BorgWarner, Inc. 7,778 367,744
1,402,404
Automobiles 1.7%
Ford Motor Co. 132,942 1,796,047
General Motors Co. 48,260 1,897,583
Tesla, Inc.* 91,177 15,793,680
19,487,310
Banks 3.9%
Bank of America Corp. 235,313 8,348,905
Citigroup, Inc. 65,349 3,412,525
Citizens Financial Group, Inc. 16,501 714,823
Comerica, Inc. 4,568 334,880
Fifth Third Bancorp 23,628 857,460
First Republic Bank 6,365 896,701
Huntington Bancshares, Inc. 48,648 737,990
JPMorgan Chase & Co. 99,503 13,926,440
KeyCorp 32,166 617,266
M&T Bank Corp. 5,845 911,820
PNC Financial Services
Group, Inc. (The) 13,689 2,264,571
Regions Financial Corp. 32,047 754,386
Signature Bank 2,168 279,564
SVB Financial Group*(a) 1,974 597,017
Truist Financial Corp. 45,034 2,224,229
US Bancorp 46,147 2,298,121
Wells Fargo & Co. 128,699 6,032,122
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,886 259,740
45,468,560
Beverages 1.8%
Brown-Forman Corp., Class B 6,145 409,134
Coca-Cola Co. (The) 132,062 8,098,042
Constellation Brands, Inc.,
Class A 5,488 1,270,582
Keurig Dr Pepper, Inc. 28,600 1,009,008
Molson Coors Beverage Co.,
Class B 6,173 324,576
Monster Beverage Corp.* 13,009 1,353,977
PepsiCo, Inc. 46,827 8,008,353
20,473,672
Biotechnology 2.3%
AbbVie, Inc. 59,992 8,863,818
Amgen, Inc. 18,150 4,581,060
Biogen, Inc.* 4,939 1,436,755
Gilead Sciences, Inc. 42,557 3,572,235
Incyte Corp.* 6,374 542,682
Moderna, Inc.* 11,223 1,975,922
Regeneron Pharmaceuticals,
Inc.* 3,641 2,761,589
Vertex Pharmaceuticals, Inc.* 8,739 2,823,571
26,557,632
Building Products 0.5%
A O Smith Corp. 4,623 312,977
Allegion plc 2,995 352,062
Carrier Global Corp. 28,395 1,292,824
Johnson Controls International
plc 23,649 1,645,261
Masco Corp. 7,552 401,767
Trane Technologies plc 7,912 1,417,198
5,422,089
Capital Markets 3.2%
Ameriprise Financial, Inc. 3,648 1,277,238
Bank of New York Mellon
Corp. (The) 24,819 1,255,097
BlackRock, Inc. 5,075 3,852,991
Cboe Global Markets, Inc. 3,506 430,817
Charles Schwab Corp. (The) 51,866 4,015,466
CME Group, Inc. 12,196 2,154,545
FactSet Research Systems,
Inc. 1,270 537,134
Franklin Resources, Inc.(a) 10,279 320,705
Goldman Sachs Group, Inc.
(The) 11,582 4,236,812
Intercontinental Exchange, Inc. 19,168 2,061,518
Invesco Ltd. 15,312 283,425
MarketAxess Holdings, Inc. 1,251 455,176
Moody's Corp. 5,400 1,742,850
Morgan Stanley 44,781 4,358,535
MSCI, Inc. 2,747 1,460,195
Nasdaq, Inc. 11,790 709,640
Northern Trust Corp. 6,920 671,032
Raymond James Financial,
Inc. 6,542 737,741
S&P Global, Inc. 11,312 4,241,321
State Street Corp. 12,333 1,126,373

62 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 7,527 876,670
36,805,281
Chemicals 1.9%
Air Products & Chemicals, Inc. 7,573 2,427,222
Albemarle Corp. 3,940 1,108,913
Celanese Corp. 3,286 404,835
CF Industries Holdings, Inc. 6,651 563,340
Corteva, Inc. 24,164 1,557,370
Dow, Inc. 24,213 1,437,042
DuPont de Nemours, Inc. 17,124 1,266,320
Eastman Chemical Co. 4,227 372,695
Ecolab, Inc. 8,425 1,304,443
FMC Corp. 4,350 579,115
International Flavors &
Fragrances, Inc. 8,790 988,523
Linde plc 16,805 5,561,447
LyondellBasell Industries NV,
Class A 8,537 825,442
Mosaic Co. (The) 11,988 593,885
PPG Industries, Inc. 8,037 1,047,543
Sherwin-Williams Co. (The) 8,022 1,897,925
21,936,060
Commercial Services & Supplies 0.5%
Cintas Corp. 2,945 1,306,814
Copart, Inc.* 14,224 947,461
Republic Services, Inc. 6,875 858,137
Rollins, Inc. 7,593 276,385
Waste Management, Inc. 12,657 1,958,418
5,347,215
Communications Equipment 0.9%
Arista Networks, Inc.* 8,296 1,045,462
Cisco Systems, Inc. 139,477 6,788,345
F5, Inc.* 2,045 301,965
Juniper Networks, Inc. 11,279 364,312
Motorola Solutions, Inc. 5,700 1,464,957
9,965,041
Construction & Engineering 0.1%
Quanta Services, Inc. 4,773 726,403
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,157 775,744
Vulcan Materials Co. 4,586 840,751
1,616,495
Consumer Finance 0.6%
American Express Co. 20,414 3,571,021
Capital One Financial Corp. 13,223 1,573,537
Discover Financial Services 9,379 1,094,810
Synchrony Financial 15,264 560,647
6,800,015
Containers & Packaging 0.3%
Amcor plc 51,879 625,661
Avery Dennison Corp. 2,823 534,789
Ball Corp.(a) 10,875 633,360
International Paper Co. 12,041 503,555
Packaging Corp. of America 3,080 439,516
Sealed Air Corp. 4,677 256,112
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,296 325,535
3,318,528
Distributors 0.2%
Genuine Parts Co. 4,691 787,244
LKQ Corp. 8,485 500,275
Pool Corp. 1,364 525,972
1,813,491
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc.,
Class B* 61,238 19,076,862
Diversified Telecommunication Services 0.9%
AT&T, Inc. 241,787 4,925,201
Lumen Technologies, Inc.(a) 31,671 166,273
Verizon Communications, Inc. 142,497 5,923,600
11,015,074
Electric Utilities 1.9%
Alliant Energy Corp. 8,371 452,285
American Electric Power Co.,
Inc. 17,277 1,623,347
Constellation Energy Corp. 11,239 959,361
Duke Energy Corp. 25,918 2,655,299
Edison International 12,839 884,607
Entergy Corp. 6,862 743,017
Evergy, Inc. 7,572 474,386
Eversource Energy 11,908 980,386
Exelon Corp. 33,384 1,408,471
FirstEnergy Corp. 19,128 783,292
NextEra Energy, Inc. 67,502 5,037,674
NRG Energy, Inc. 8,395 287,277
PG&E Corp.*(a) 54,181 861,478
Pinnacle West Capital Corp. 3,789 282,470
PPL Corp. 25,495 754,652
Southern Co. (The) 36,981 2,502,874
Xcel Energy, Inc. 18,535 1,274,652
21,965,528
Electrical Equipment 0.6%
AMETEK, Inc. 7,832 1,135,013
Eaton Corp. plc 13,413 2,175,723
Emerson Electric Co. 20,291 1,830,654
Generac Holdings, Inc.* 2,069 249,521
Rockwell Automation, Inc. 3,919 1,105,276
6,496,187
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,129 1,605,690
CDW Corp. 4,513 884,683
Corning, Inc. 25,806 893,146
Keysight Technologies, Inc.* 6,164 1,105,513
TE Connectivity Ltd. 10,837 1,377,925
Teledyne Technologies, Inc.* 1,577 669,058
Trimble, Inc.* 8,611 499,955
Zebra Technologies Corp.,
Class A* 1,767 558,690
7,594,660
Energy Equipment & Services 0.4%
Baker Hughes Co.(a) 34,057 1,080,969
Halliburton Co. 30,324 1,249,956

Nationwide S&P 500 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 47,991 2,734,527
5,065,452
Entertainment 1.5%
Activision Blizzard, Inc. 24,402 1,868,461
Electronic Arts, Inc. 8,891 1,144,094
Live Nation Entertainment,
Inc.*(a) 4,694 377,820
Netflix, Inc.* 15,089 5,339,393
Take-Two Interactive Software,
Inc.* 5,194 588,117
Walt Disney Co. (The)* 61,857 6,710,866
Warner Bros Discovery, Inc.* 74,340 1,101,719
17,130,470
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate
Equities, Inc. 5,112 821,703
American Tower Corp. 15,836 3,537,604
AvalonBay Communities, Inc. 4,761 844,792
Boston Properties, Inc. 4,960 369,718
Camden Property Trust 3,680 453,413
Crown Castle, Inc. 14,643 2,168,775
Digital Realty Trust, Inc. 9,883 1,132,789
Equinix, Inc. 3,071 2,266,797
Equity Residential 11,567 736,240
Essex Property Trust, Inc. 2,207 498,937
Extra Space Storage, Inc. 4,493 709,130
Federal Realty Investment
Trust 2,311 257,746
Healthpeak Properties, Inc. 18,549 509,727
Host Hotels & Resorts, Inc. 24,873 468,856
Invitation Homes, Inc. 19,518 634,335
Iron Mountain, Inc. 10,033 547,601
Kimco Realty Corp. 20,546 461,463
Mid-America Apartment
Communities, Inc. 3,913 652,375
Prologis, Inc. 31,326 4,049,825
Public Storage 5,318 1,618,480
Realty Income Corp. 20,788 1,410,050
Regency Centers Corp. 5,396 359,536
SBA Communications Corp. 3,704 1,102,051
Simon Property Group, Inc. 11,142 1,431,301
UDR, Inc. 10,678 454,776
Ventas, Inc. 13,603 704,771
VICI Properties, Inc. 32,398 1,107,364
Welltower, Inc. 15,717 1,179,404
Weyerhaeuser Co. 24,636 848,217
31,337,776
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 15,030 7,682,434
Kroger Co. (The) 22,326 996,410
Sysco Corp. 17,250 1,336,185
Walgreens Boots Alliance, Inc. 24,516 903,660
Walmart, Inc. 47,944 6,897,703
17,816,392
Food Products 1.1%
Archer-Daniels-Midland Co. 18,563 1,537,945
Campbell Soup Co. 6,894 358,006
Conagra Brands, Inc. 16,076 597,867
Common Stocks
Shares Value ($)
Food Products
General Mills, Inc. 20,078 1,573,312
Hershey Co. (The) 4,974 1,117,160
Hormel Foods Corp. 9,810 444,491
J M Smucker Co. (The) 3,604 550,691
Kellogg Co. 8,874 608,579
Kraft Heinz Co. (The) 26,812 1,086,690
Lamb Weston Holdings, Inc. 4,780 477,474
McCormick & Co., Inc.
(Non-Voting) 8,665 650,915
Mondelez International, Inc.,
Class A 46,514 3,043,876
Tyson Foods, Inc., Class A 9,859 648,229
12,695,235
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,695 551,850
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 59,419 6,568,771
Align Technology, Inc.* 2,432 655,983
Baxter International, Inc. 16,996 776,547
Becton Dickinson and Co. 9,648 2,433,419
Boston Scientific Corp.* 48,575 2,246,594
Cooper Cos., Inc. (The)(a) 1,621 565,616
Dentsply Sirona, Inc. 7,284 268,270
Dexcom, Inc.* 13,060 1,398,595
Edwards Lifesciences Corp.* 21,142 1,621,591
GE HealthCare Technologies,
Inc.*(a) 12,402 862,187
Hologic, Inc.* 8,483 690,262
IDEXX Laboratories, Inc.* 2,877 1,382,399
Intuitive Surgical, Inc.* 12,051 2,960,810
Medtronic plc 44,964 3,763,037
ResMed, Inc. 4,914 1,122,210
STERIS plc 3,395 701,101
Stryker Corp. 11,480 2,913,739
Teleflex, Inc.(a) 1,667 405,781
Zimmer Biomet Holdings, Inc. 7,027 894,818
32,231,730
Health Care Providers & Services 3.3%
AmerisourceBergen Corp. 5,328 900,219
Cardinal Health, Inc. 9,099 702,898
Centene Corp.* 19,103 1,456,413
Cigna Corp. 10,380 3,287,035
CVS Health Corp. 44,545 3,929,760
DaVita, Inc.* 1,981 163,215
Elevance Health, Inc. 8,149 4,074,419
HCA Healthcare, Inc. 7,246 1,848,237
Henry Schein, Inc.* 4,550 391,982
Humana, Inc. 4,300 2,200,310
Laboratory Corp. of America
Holdings 3,079 776,277
McKesson Corp. 4,840 1,832,811
Molina Healthcare, Inc.* 1,951 608,380
Quest Diagnostics, Inc. 3,860 573,133
UnitedHealth Group, Inc. 31,738 15,843,292
Universal Health Services,
Inc., Class B 2,196 325,469
38,913,850

64 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.* 1,318 3,208,144
Caesars Entertainment, Inc.* 7,015 365,201
Carnival Corp.*(a) 33,226 359,505
Chipotle Mexican Grill, Inc.* 937 1,542,658
Darden Restaurants, Inc. 4,172 617,331
Domino's Pizza, Inc. 1,240 437,720
Expedia Group, Inc.* 5,040 576,072
Hilton Worldwide Holdings,
Inc. 9,378 1,360,654
Las Vegas Sands Corp.* 11,605 684,695
Marriott International, Inc.,
Class A 9,249 1,610,991
McDonald's Corp. 24,963 6,675,106
MGM Resorts International 10,827 448,346
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 212,727
Royal Caribbean Cruises
Ltd.*(a) 7,614 494,453
Starbucks Corp. 38,978 4,254,059
Wynn Resorts Ltd.* 3,462 358,802
Yum! Brands, Inc. 9,532 1,244,021
24,450,485
Household Durables 0.4%
DR Horton, Inc. 10,933 1,078,978
Garmin Ltd. 5,174 511,605
Lennar Corp., Class A(a) 8,746 895,590
Mohawk Industries, Inc.* 1,634 196,178
Newell Brands, Inc. 12,582 200,809
NVR, Inc.* 103 542,810
PulteGroup, Inc. 7,941 451,763
Whirlpool Corp.(a) 1,813 282,085
4,159,818
Household Products 1.4%
Church & Dwight Co., Inc. 8,420 680,841
Clorox Co. (The) 4,072 589,178
Colgate-Palmolive Co. 28,151 2,098,094
Kimberly-Clark Corp. 11,503 1,495,505
Procter & Gamble Co. (The) 80,497 11,461,163
16,324,781
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The)(a) 22,538 617,767
Industrial Conglomerates 0.8%
3M Co. 18,728 2,155,218
General Electric Co. 37,206 2,994,339
Honeywell International, Inc. 22,859 4,765,644
9,915,201
Insurance 2.4%
Aflac, Inc. 19,086 1,402,821
Allstate Corp. (The) 9,092 1,168,049
American International Group,
Inc. 25,054 1,583,914
Aon plc, Class A 7,027 2,239,364
Arch Capital Group Ltd.* 12,532 806,434
Arthur J Gallagher & Co. 7,189 1,407,031
Assurant, Inc. 1,812 240,253
Brown & Brown, Inc. 7,865 460,574
Chubb Ltd. 14,087 3,204,652
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 5,376 608,294
Everest Re Group Ltd. 1,377 481,523
Globe Life, Inc. 3,129 378,140
Hartford Financial Services
Group, Inc. (The) 10,700 830,427
Lincoln National Corp. 5,444 192,881
Loews Corp. 6,803 418,248
Marsh & McLennan Cos., Inc. 16,948 2,964,375
MetLife, Inc. 22,388 1,634,772
Principal Financial Group, Inc. 7,806 722,445
Progressive Corp. (The) 19,846 2,706,002
Prudential Financial, Inc. 12,691 1,331,794
Travelers Cos., Inc. (The) 7,904 1,510,613
W R Berkley Corp. 7,140 500,800
Willis Towers Watson plc 3,751 953,467
27,746,873
Interactive Media & Services 4.3%
Alphabet, Inc., Class A* 202,898 20,054,438
Alphabet, Inc., Class C* 179,861 17,962,718
Match Group, Inc.* 9,738 527,021
Meta Platforms, Inc., Class A* 76,386 11,379,222
49,923,399
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.* 301,492 31,092,870
eBay, Inc. 18,835 932,333
Etsy, Inc.* 4,219 580,450
32,605,653
IT Services 4.4%
Accenture plc, Class A 21,462 5,988,971
Akamai Technologies, Inc.* 5,257 467,610
Automatic Data Processing,
Inc. 14,099 3,183,695
Broadridge Financial
Solutions, Inc. 4,018 604,146
Cognizant Technology
Solutions Corp., Class A 17,407 1,161,917
DXC Technology Co.* 7,473 214,699
EPAM Systems, Inc.* 1,904 633,366
Fidelity National Information
Services, Inc. 20,157 1,512,581
Fiserv, Inc.* 21,515 2,295,220
FleetCor Technologies, Inc.* 2,602 543,324
Gartner, Inc.* 2,634 890,661
Global Payments, Inc. 9,429 1,062,837
International Business
Machines Corp. 30,662 4,131,091
Jack Henry & Associates, Inc. 2,500 450,225
Mastercard, Inc., Class A 28,836 10,686,622
Paychex, Inc. 10,968 1,270,752
PayPal Holdings, Inc.* 38,726 3,155,782
VeriSign, Inc.* 3,092 674,211
Visa, Inc., Class A(a) 55,476 12,771,130
51,698,840
Leisure Products 0.0%
†
Hasbro, Inc. 4,173 246,916
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 10,168 1,546,350

Nationwide S&P 500 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 698 326,287
Bio-Techne Corp. 5,276 420,286
Charles River Laboratories
International, Inc.* 1,775 431,769
Danaher Corp. 22,214 5,872,937
Illumina, Inc.* 5,324 1,140,401
IQVIA Holdings, Inc.* 6,359 1,458,818
Mettler-Toledo International,
Inc.* 765 1,172,684
PerkinElmer, Inc. 4,257 585,465
Thermo Fisher Scientific, Inc. 13,293 7,581,397
Waters Corp.* 2,038 669,646
West Pharmaceutical
Services, Inc. 2,489 661,078
21,867,118
Machinery 1.8%
Caterpillar, Inc. 17,678 4,459,983
Cummins, Inc. 4,791 1,195,546
Deere & Co. 9,330 3,945,097
Dover Corp. 4,861 738,046
Fortive Corp. 12,060 820,442
IDEX Corp. 2,586 619,812
Illinois Tool Works, Inc. 9,574 2,259,847
Ingersoll Rand, Inc. 13,634 763,504
Nordson Corp. 1,837 446,942
Otis Worldwide Corp. 14,388 1,183,125
PACCAR, Inc. 11,674 1,276,085
Parker-Hannifin Corp. 4,339 1,414,514
Pentair plc 5,688 315,001
Snap-on, Inc. 1,742 433,288
Stanley Black & Decker, Inc. 5,079 453,605
Westinghouse Air Brake
Technologies Corp. 6,090 632,203
Xylem, Inc. 6,163 641,014
21,598,054
Media 0.8%
Charter Communications, Inc.,
Class A* 3,643 1,400,041
Comcast Corp., Class A 146,542 5,766,428
DISH Network Corp., Class
A*(a) 8,381 120,602
Fox Corp., Class A 10,018 340,011
Fox Corp., Class B 5,046 159,958
Interpublic Group of Cos., Inc.
(The) 13,641 497,351
News Corp., Class A 13,611 275,759
News Corp., Class B 4,930 100,769
Omnicom Group, Inc. 6,899 593,245
Paramount Global, Class B 16,998 393,674
9,647,838
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 48,217 2,151,443
Newmont Corp. 26,652 1,410,690
Nucor Corp. 8,845 1,494,982
Steel Dynamics, Inc. 5,666 683,546
5,740,661
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 7,694 1,797,318
Dollar Tree, Inc.*(a) 7,151 1,073,937
Target Corp. 15,768 2,714,304
5,585,559
Multi-Utilities 0.8%
Ameren Corp. 8,683 754,292
CenterPoint Energy, Inc. 21,376 643,845
CMS Energy Corp.(a) 9,924 627,098
Consolidated Edison, Inc. 11,891 1,133,331
Dominion Energy, Inc. 28,506 1,814,122
DTE Energy Co. 6,520 758,732
NiSource, Inc. 13,375 371,156
Public Service Enterprise
Group, Inc. 17,033 1,054,854
Sempra Energy 10,792 1,730,281
WEC Energy Group, Inc. 10,557 992,253
9,879,964
Oil, Gas & Consumable Fuels 4.6%
APA Corp. 10,631 471,272
Chevron Corp. 60,430 10,516,029
ConocoPhillips 42,328 5,158,513
Coterra Energy, Inc.(a) 27,531 689,101
Devon Energy Corp. 22,041 1,393,873
Diamondback Energy, Inc. 5,983 874,236
EOG Resources, Inc. 19,966 2,640,504
EQT Corp. 12,444 406,545
Exxon Mobil Corp. 139,895 16,229,219
Hess Corp. 9,462 1,420,814
Kinder Morgan, Inc.(a) 66,738 1,221,305
Marathon Oil Corp. 21,573 592,610
Marathon Petroleum Corp. 15,920 2,046,038
Occidental Petroleum Corp.(a) 24,550 1,590,595
ONEOK, Inc. 15,326 1,049,524
Phillips 66 16,185 1,622,870
Pioneer Natural Resources
Co. 8,163 1,880,347
Targa Resources Corp. 7,625 572,028
Valero Energy Corp. 13,262 1,857,078
Williams Cos., Inc. (The) 41,708 1,344,666
53,577,167
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,803 2,162,055
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 72,450 5,263,492
Catalent, Inc.* 6,061 324,567
Eli Lilly & Co. 26,759 9,209,110
Johnson & Johnson 88,812 14,513,657
Merck & Co., Inc. 85,955 9,232,427
Organon & Co. 8,781 264,571
Pfizer, Inc. 190,428 8,409,300
Viatris, Inc. 41,454 504,081
Zoetis, Inc. 15,884 2,628,643
50,349,848
Professional Services 0.4%
CoStar Group, Inc.* 13,328 1,038,251
Equifax, Inc. 4,175 927,685
Jacobs Solutions, Inc. 4,374 540,408

66 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 4,524 447,152
Robert Half International, Inc. 3,564 299,234
Verisk Analytics, Inc. 5,261 956,397
4,209,127
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 10,846 927,442
Road & Rail 0.9%
CSX Corp. 71,417 2,208,214
JB Hunt Transport Services,
Inc. 2,786 526,693
Norfolk Southern Corp. 7,926 1,948,290
Old Dominion Freight Line, Inc. 3,056 1,018,381
Union Pacific Corp. 20,884 4,264,304
9,965,882
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.* 54,774 4,116,266
Analog Devices, Inc. 17,637 3,024,216
Applied Materials, Inc. 29,456 3,284,049
Broadcom, Inc. 13,705 8,017,562
Enphase Energy, Inc.* 4,613 1,021,226
First Solar, Inc.* 3,368 598,157
Intel Corp. 139,404 3,939,557
KLA Corp. 4,773 1,873,307
Lam Research Corp. 4,614 2,307,461
Microchip Technology, Inc. 18,852 1,463,292
Micron Technology, Inc. 37,341 2,251,662
Monolithic Power Systems,
Inc. 1,464 624,484
NVIDIA Corp. 84,583 16,524,981
NXP Semiconductors NV 8,952 1,649,943
ON Semiconductor Corp.* 14,618 1,073,692
Qorvo, Inc.* 3,451 374,986
QUALCOMM, Inc. 38,104 5,075,834
Skyworks Solutions, Inc. 5,580 611,959
SolarEdge Technologies, Inc.* 1,893 604,113
Teradyne, Inc. 5,197 528,535
Texas Instruments, Inc. 30,808 5,459,486
64,424,768
Software 8.3%
Adobe, Inc.* 15,784 5,845,447
ANSYS, Inc.* 2,923 778,570
Autodesk, Inc.* 7,372 1,586,159
Cadence Design Systems,
Inc.* 9,204 1,682,767
Ceridian HCM Holding, Inc.*(a) 5,152 372,387
Fortinet, Inc.* 22,245 1,164,303
Gen Digital, Inc. 19,462 447,821
Intuit, Inc. 9,571 4,045,375
Microsoft Corp. 253,048 62,707,825
Oracle Corp. 51,601 4,564,624
Paycom Software, Inc.* 1,618 524,135
PTC, Inc.* 3,660 493,661
Roper Technologies, Inc. 3,597 1,535,020
Salesforce, Inc.* 33,761 5,670,835
ServiceNow, Inc.* 6,891 3,136,301
Synopsys, Inc.* 5,198 1,838,792
Tyler Technologies, Inc.* 1,415 456,720
96,850,742
Common Stocks
Shares Value ($)
Specialty Retail 2.3%
Advance Auto Parts, Inc. 2,093 318,722
AutoZone, Inc.* 645 1,573,058
Bath & Body Works, Inc. 8,139 374,476
Best Buy Co., Inc. 6,767 600,368
CarMax, Inc.*(a) 5,354 377,189
Home Depot, Inc. (The) 34,769 11,271,067
Lowe's Cos., Inc. 21,085 4,390,951
O'Reilly Automotive, Inc.* 2,126 1,684,536
Ross Stores, Inc.(b)(c) 11,805 1,395,233
TJX Cos., Inc. (The) 39,754 3,254,263
Tractor Supply Co. 3,712 846,299
Ulta Beauty, Inc.* 1,750 899,430
26,985,592
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 507,964 73,294,125
Hewlett Packard Enterprise
Co. 44,790 722,463
HP, Inc. 30,633 892,646
NetApp, Inc. 7,395 489,771
Seagate Technology Holdings
plc 6,487 439,689
Western Digital Corp.* 10,634 467,364
76,306,058
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 42,876 5,459,401
Ralph Lauren Corp. 1,456 180,326
Tapestry, Inc. 8,802 401,107
VF Corp.(a) 11,221 347,178
6,388,012
Tobacco 0.7%
Altria Group, Inc. 61,348 2,763,114
Philip Morris International, Inc. 52,597 5,482,711
8,245,825
Trading Companies & Distributors 0.2%
Fastenal Co. 19,312 976,222
United Rentals, Inc.*(a) 2,405 1,060,485
WW Grainger, Inc. 1,530 901,904
2,938,611
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,096 953,963
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.* 20,254 3,024,125
Total Common Stocks
(cost $672,463,895) 1,158,884,156

Nationwide S&P 500 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 67
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $239,141,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$243,923.(d) 239,112 239,112
Total Repurchase Agreement
(cost $239,112) 239,112
Total Investments
(cost $672,703,007) — 99.4% 1,159,123,268
Other assets in excess of liabilities — 0.6% 6,568,052
NET ASSETS — 100.0%
$ 1,165,691,320
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $28,132,709, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $239,112 and by $28,146,629 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/23/2023 – 5/15/2052, a total value of
$28,385,741.
(b) Perpetual bond security. The maturity date reflects the next call date.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $239,112.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 45 3/2023 USD 9,202,500 311,841
Net contracts 311,841
As of January 31, 2023, the Fund had $482,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

68 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide S&P 500 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 69
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,158,884,156 $ – $ – $ 1,158,884,156
Futures Contracts 311,841 – – 311,841
Repurchase Agreement – 239,112 – 239,112
Total $ 1,159,195,997 $ 239,112 $ – $ 1,159,435,109
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 311,841
Total $ 311,841
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

70 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 3,201 164,659
Aerojet Rocketdyne Holdings,
Inc.* 7,302 408,328
AeroVironment, Inc.* 2,270 201,962
AerSale Corp.* 1,882 35,024
Archer Aviation, Inc., Class
A*(a) 12,953 37,564
Astra Space, Inc.*(a) 12,921 8,215
Astronics Corp.* 2,468 36,650
Cadre Holdings, Inc.(a) 1,859 42,552
Ducommun, Inc.* 1,100 63,558
Kaman Corp. 2,635 66,455
Kratos Defense & Security
Solutions, Inc.* 11,733 134,343
Maxar Technologies, Inc. 6,793 350,994
Momentus, Inc.*(a) 4,555 4,122
Moog, Inc., Class A 2,644 252,026
National Presto Industries, Inc. 485 37,156
Park Aerospace Corp.(a) 1,525 21,213
Parsons Corp.* 3,158 137,436
Redwire Corp.* 3,409 8,727
Rocket Lab USA, Inc.* 19,887 98,838
Terran Orbital Corp.* 2,004 3,888
Triumph Group, Inc.* 6,010 68,454
V2X, Inc.* 1,092 48,223
Virgin Galactic Holdings,
Inc.*(a) 22,208 122,588
2,352,975
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 5,280 149,477
Atlas Air Worldwide Holdings,
Inc.*(a) 2,615 267,279
Forward Air Corp.(a) 2,464 265,742
Hub Group, Inc., Class A* 2,962 252,570
Radiant Logistics, Inc.* 3,719 20,864
955,932
Airlines 0.3%
Allegiant Travel Co.* 1,464 125,948
Blade Air Mobility, Inc.* 5,011 22,349
Frontier Group Holdings, Inc.* 3,702 46,571
Hawaiian Holdings, Inc.* 4,651 57,300
Joby Aviation, Inc.*(a) 22,983 101,585
SkyWest, Inc.* 4,764 98,901
Spirit Airlines, Inc. 9,962 197,646
Sun Country Airlines Holdings,
Inc.* 3,046 56,869
Wheels Up Experience,
Inc.*(a) 13,273 16,326
723,495
Auto Components 1.4%
Adient plc* 8,741 393,520
American Axle &
Manufacturing Holdings,
Inc.* 10,525 93,357
Dana, Inc. 11,814 214,306
Dorman Products, Inc.* 2,463 239,059
Fox Factory Holding Corp.* 3,924 463,385
Common Stocks
Shares Value ($)
Auto Components
Gentherm, Inc.* 3,100 230,733
Goodyear Tire & Rubber Co.
(The)* 26,230 295,087
Holley, Inc.* 4,418 14,624
LCI Industries(a) 2,298 257,881
Luminar Technologies, Inc.*(a) 22,796 152,049
Modine Manufacturing Co.* 4,740 113,239
Motorcar Parts of America,
Inc.* 1,795 26,135
Patrick Industries, Inc.(a) 1,956 138,817
Solid Power, Inc.* 11,636 38,981
Standard Motor Products, Inc. 1,863 75,377
Stoneridge, Inc.* 2,472 60,959
Visteon Corp.*(a) 2,559 400,074
XPEL, Inc. Reg. S* 2,011 152,977
3,360,560
Automobiles 0.2%
Canoo, Inc.*(a) 17,708 21,250
Cenntro Electric Group Ltd.* 15,933 12,152
Faraday Future Intelligent
Electric, Inc.*(a) 21,175 17,999
Fisker, Inc.*(a) 16,540 123,223
Lordstown Motors Corp.*(a) 14,680 19,231
Mullen Automotive, Inc.*(a) 28,978 9,965
Winnebago Industries, Inc.(a) 2,725 173,528
Workhorse Group, Inc.*(a) 14,864 32,849
410,197
Banks 9.1%
1st Source Corp. 1,572 77,327
ACNB Corp. 721 28,371
Amalgamated Financial Corp. 1,443 33,117
Amerant Bancorp, Inc. 2,554 71,103
American National
Bankshares, Inc. 1,003 34,714
Ameris Bancorp 6,157 290,364
Arrow Financial Corp. 1,453 47,818
Associated Banc-Corp. 13,777 308,743
Atlantic Union Bankshares
Corp.(a) 6,992 270,521
Banc of California, Inc. 5,088 88,633
BancFirst Corp.(a) 1,864 160,546
Bancorp, Inc. (The)* 4,736 160,692
Bank First Corp.(a) 676 53,985
Bank of Marin Bancorp 1,552 47,289
Bank of NT Butterfield & Son
Ltd. (The) 4,691 149,924
BankUnited, Inc. 7,077 266,378
Bankwell Financial Group, Inc. 468 13,839
Banner Corp. 3,115 201,945
Bar Harbor Bankshares 1,512 46,978
BayCom Corp. 1,262 25,379
BCB Bancorp, Inc. 1,417 25,492
Berkshire Hills Bancorp, Inc. 3,916 121,592
Blue Ridge Bankshares, Inc. 1,644 20,813
Brookline Bancorp, Inc. 8,139 106,454
Business First Bancshares,
Inc. 1,893 39,261
Byline Bancorp, Inc. 2,437 60,438
Cadence Bank 15,354 392,755

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Banks
Cambridge Bancorp 670 53,600
Camden National Corp. 1,371 57,897
Capital Bancorp, Inc. 850 18,275
Capital City Bank Group, Inc. 1,182 38,380
Capstar Financial Holdings,
Inc. 1,971 34,315
Carter Bankshares, Inc.* 2,406 39,988
Cathay General Bancorp 6,652 292,422
Central Pacific Financial Corp. 2,361 53,359
Citizens & Northern Corp. 1,306 30,900
City Holding Co.(a) 1,362 129,104
Civista Bancshares, Inc. 1,468 31,856
CNB Financial Corp. 1,586 38,254
Coastal Financial Corp.* 973 44,437
Colony Bankcorp, Inc. 1,442 18,587
Columbia Banking System,
Inc.(a) 6,820 210,806
Community Bank System, Inc.
(a) 4,921 283,991
Community Trust Bancorp, Inc. 1,383 59,580
ConnectOne Bancorp, Inc. 3,584 85,192
CrossFirst Bankshares, Inc.* 4,460 60,210
Customers Bancorp, Inc.* 2,806 85,218
CVB Financial Corp.(a) 12,249 296,671
Dime Community Bancshares,
Inc. 2,911 86,806
Eagle Bancorp, Inc. 2,898 137,626
Eastern Bankshares, Inc. 14,371 232,379
Enterprise Bancorp, Inc. 946 33,621
Enterprise Financial Services
Corp. 3,270 174,356
Equity Bancshares, Inc., Class
A 1,391 41,521
Esquire Financial Holdings,
Inc. 736 34,253
Farmers & Merchants
Bancorp, Inc. 1,241 35,306
Farmers National Banc Corp. 2,956 42,507
FB Financial Corp. 3,229 121,281
Financial Institutions, Inc. 1,547 38,226
First Bancorp 19,766 350,438
First Bancorp, Inc. (The) 1,016 30,135
First Bancshares, Inc. (The) 1,979 60,656
First Bank 1,606 21,729
First Busey Corp. 4,809 114,791
First Business Financial
Services, Inc. 723 25,883
First Commonwealth Financial
Corp.(a) 9,045 133,052
First Community Bankshares,
Inc. 1,606 52,211
First Financial Bancorp 8,817 223,335
First Financial Bankshares,
Inc.(a) 12,007 427,689
First Financial Corp. 1,025 46,043
First Foundation, Inc. 4,721 73,317
First Guaranty Bancshares,
Inc.(a) 510 11,174
First Internet Bancorp 816 21,453
Common Stocks
Shares Value ($)
Banks
First Interstate BancSystem,
Inc., Class A 8,278 297,015
First Merchants Corp. 5,424 231,279
First Mid Bancshares, Inc. 1,941 62,364
First of Long Island Corp.
(The) 2,185 38,587
First Western Financial, Inc.* 851 22,339
Five Star Bancorp(a) 1,179 31,786
Flushing Financial Corp.(a) 2,751 52,792
Fulton Financial Corp.(a) 15,187 254,079
FVCBankcorp, Inc.* 1,289 22,081
German American Bancorp,
Inc. 2,648 102,001
Glacier Bancorp, Inc.(a) 10,274 468,392
Great Southern Bancorp, Inc. 912 53,297
Guaranty Bancshares, Inc. 792 26,120
Hancock Whitney Corp. 7,991 411,377
Hanmi Financial Corp. 3,030 70,569
HarborOne Bancorp, Inc. 3,288 44,848
HBT Financial, Inc. 1,085 22,752
Heartland Financial USA, Inc. 3,855 190,707
Heritage Commerce Corp. 5,783 70,090
Heritage Financial Corp. 3,262 93,065
Hilltop Holdings, Inc. 4,716 154,213
Home BancShares, Inc. 17,332 413,715
HomeStreet, Inc. 1,670 46,042
HomeTrust Bancshares, Inc. 1,362 36,774
Hope Bancorp, Inc. 10,944 141,068
Horizon Bancorp, Inc. 3,624 56,679
Independent Bank Corp. 6,222 378,375
Independent Bank Group, Inc. 3,323 203,700
International Bancshares Corp. 4,931 231,116
John Marshall Bancorp, Inc.(a) 1,161 28,723
Lakeland Bancorp, Inc. 5,770 111,188
Lakeland Financial Corp. 2,306 163,057
Live Oak Bancshares, Inc.(a) 3,043 104,162
Macatawa Bank Corp. 2,364 26,051
Mercantile Bank Corp. 1,512 51,907
Metrocity Bankshares, Inc. 1,755 35,486
Metropolitan Bank Holding
Corp.* 938 55,698
Mid Penn Bancorp, Inc. 1,357 42,705
Midland States Bancorp, Inc. 2,004 51,062
MidWestOne Financial Group,
Inc. 1,433 44,638
MVB Financial Corp. 976 21,550
National Bank Holdings Corp.,
Class A 2,645 111,698
NBT Bancorp, Inc. 3,926 154,331
Nicolet Bankshares, Inc.* 1,145 83,459
Northeast Bank 624 29,453
Northwest Bancshares, Inc.(a) 11,140 157,520
OceanFirst Financial Corp. 5,493 131,393
OFG Bancorp 4,355 123,290
Old National Bancorp 27,058 473,515
Old Second Bancorp, Inc. 3,801 64,579
Origin Bancorp, Inc. 2,116 79,350
Orrstown Financial Services,
Inc. 1,042 25,790

72 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Pacific Premier Bancorp, Inc.
(a) 8,257 267,031
Park National Corp.(a) 1,358 170,090
Parke Bancorp, Inc.(a) 1,095 22,672
Pathward Financial, Inc. 2,584 128,218
PCB Bancorp 1,142 21,207
Peapack-Gladstone Financial
Corp. 1,716 63,646
Peoples Bancorp, Inc. 2,535 75,213
Peoples Financial Services
Corp. 684 34,870
Preferred Bank 916 65,155
Premier Financial Corp. 3,134 78,413
Primis Financial Corp. 2,286 27,066
Professional Holding Corp.,
Class A* 1,267 36,300
QCR Holdings, Inc. 1,501 78,893
RBB Bancorp 1,299 26,162
Red River Bancshares, Inc. 432 21,989
Renasant Corp. 5,168 183,877
Republic Bancorp, Inc., Class
A 813 36,569
Republic First Bancorp,
Inc.*(a) 3,583 7,883
S&T Bancorp, Inc. 3,473 126,348
Sandy Spring Bancorp, Inc. 4,146 140,135
Seacoast Banking Corp. of
Florida 5,218 167,550
ServisFirst Bancshares, Inc. 4,619 314,923
Shore Bancshares, Inc. 1,699 29,699
Sierra Bancorp(a) 1,449 30,516
Silvergate Capital Corp., Class
A*(a) 2,955 42,079
Simmons First National Corp.,
Class A 11,397 254,267
SmartFinancial, Inc. 1,478 39,862
South Plains Financial, Inc. 995 27,960
Southern First Bancshares,
Inc.* 712 29,968
Southside Bancshares, Inc. 2,953 111,860
SouthState Corp. 6,943 552,663
Stellar Bancorp, Inc. 4,116 115,701
Stock Yards Bancorp, Inc.(a) 2,670 160,093
Summit Financial Group, Inc. 1,137 29,505
Texas Capital Bancshares,
Inc.* 4,696 310,265
Third Coast Bancshares, Inc.* 999 18,521
Tompkins Financial Corp. 1,344 101,244
Towne Bank 6,254 190,559
TriCo Bancshares 2,914 147,303
Triumph Financial, Inc.* 2,129 118,649
Trustmark Corp. 5,693 165,780
UMB Financial Corp. 4,108 370,501
United Bankshares, Inc. 12,159 488,792
United Community Banks, Inc.
(a) 9,693 315,410
Unity Bancorp, Inc. 713 18,873
Univest Financial Corp. 2,649 71,920
Common Stocks
Shares Value ($)
Banks
USCB Financial Holdings,
Inc.*(a) 1,191 14,292
Valley National Bancorp(a) 40,490 481,021
Veritex Holdings, Inc. 4,372 123,072
Washington Federal, Inc. 5,985 212,228
Washington Trust Bancorp,
Inc. 1,489 63,685
WesBanco, Inc. 5,141 191,091
West Bancorp, Inc. 1,569 34,361
Westamerica Bancorp 2,410 133,900
21,164,978
Beverages 0.6%
Celsius Holdings, Inc.* 5,154 517,049
Coca-Cola Consolidated, Inc. 441 223,490
Duckhorn Portfolio, Inc. (The)* 3,775 61,079
MGP Ingredients, Inc. 1,285 125,339
National Beverage Corp.* 2,186 96,621
Primo Water Corp. 14,454 226,205
Vintage Wine Estates, Inc.*(a) 2,639 7,548
Vita Coco Co., Inc. (The)* 2,417 32,799
1,290,130
Biotechnology 7.2%
2seventy bio, Inc.* 3,312 45,043
4D Molecular Therapeutics,
Inc.* 2,671 56,225
Aadi Bioscience, Inc.* 1,234 15,573
Absci Corp.*(a) 5,243 16,463
ACADIA Pharmaceuticals,
Inc.* 11,341 215,819
Adicet Bio, Inc.*(a) 2,581 23,616
ADMA Biologics, Inc.* 17,853 65,878
Aerovate Therapeutics, Inc.* 802 18,326
Affimed NV* 11,589 14,950
Agenus, Inc.* 27,385 71,475
Agios Pharmaceuticals, Inc.* 5,139 151,498
Akero Therapeutics, Inc.* 3,245 160,627
Albireo Pharma, Inc.* 1,813 80,969
Alector, Inc.* 5,586 49,269
Alkermes plc* 15,094 432,292
Allogene Therapeutics, Inc.*(a) 7,474 57,699
Allovir, Inc.* 3,034 17,537
Alpine Immune Sciences, Inc.* 2,166 18,194
ALX Oncology Holdings, Inc.* 1,864 17,335
Amicus Therapeutics, Inc.* 25,344 330,486
AnaptysBio, Inc.*(a) 1,827 45,474
Anavex Life Sciences
Corp.*(a) 6,416 69,742
Anika Therapeutics, Inc.* 1,420 44,034
Apellis Pharmaceuticals, Inc.* 8,719 459,753
Arbutus Biopharma Corp.* 10,829 32,595
Arcellx, Inc.*(a) 2,657 88,770
Arcturus Therapeutics
Holdings, Inc.*(a) 2,082 43,993
Arcus Biosciences, Inc.* 4,843 104,754
Arcutis Biotherapeutics,
Inc.*(a) 3,702 61,342
Arrowhead Pharmaceuticals,
Inc.* 9,576 335,064
Atara Biotherapeutics, Inc.* 8,249 41,822

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.*(a) 1,612 16,781
Aurinia Pharmaceuticals, Inc.* 12,999 117,641
Avid Bioservices, Inc.* 5,846 92,542
Avidity Biosciences, Inc.* 5,224 123,809
Beam Therapeutics, Inc.*(a) 5,875 255,269
BioCryst Pharmaceuticals,
Inc.* 16,978 179,118
Biohaven Ltd.*(a) 5,811 110,932
Bioxcel Therapeutics, Inc.*(a) 1,675 47,771
Bluebird Bio, Inc.* 7,718 49,009
Blueprint Medicines Corp.* 5,504 257,257
Bridgebio Pharma, Inc.* 10,147 94,164
C4 Therapeutics, Inc.* 3,810 29,680
CareDx, Inc.* 4,840 72,310
Caribou Biosciences, Inc.* 5,138 37,045
Catalyst Pharmaceuticals,
Inc.* 9,079 140,634
Celldex Therapeutics, Inc.* 4,230 186,374
Celularity, Inc., Class A* 5,533 4,648
Century Therapeutics, Inc.*(a) 1,910 8,729
Cerevel Therapeutics
Holdings, Inc.*(a) 5,342 182,429
Chimerix, Inc.* 6,981 12,356
Chinook Therapeutics, Inc.* 4,726 119,426
Cogent Biosciences, Inc.*(a) 5,875 88,477
Coherus Biosciences, Inc.* 7,172 60,819
Crinetics Pharmaceuticals,
Inc.*(a) 5,006 98,168
CTI BioPharma Corp.* 9,064 50,124
Cullinan Oncology, Inc.* 2,611 30,392
Cytokinetics, Inc.*(a) 7,559 321,106
Day One Biopharmaceuticals,
Inc.*(a) 2,511 54,664
Deciphera Pharmaceuticals,
Inc.* 4,089 69,554
Denali Therapeutics, Inc.* 10,097 305,636
Design Therapeutics, Inc.*(a) 3,288 25,811
Dynavax Technologies
Corp.*(a) 11,098 126,295
Dyne Therapeutics, Inc.* 2,846 41,552
Eagle Pharmaceuticals, Inc.* 868 29,460
Editas Medicine, Inc.* 6,513 64,414
Eiger BioPharmaceuticals,
Inc.*(a) 4,162 7,908
Emergent BioSolutions, Inc.* 4,708 62,099
Enanta Pharmaceuticals, Inc.* 1,866 99,607
Enochian Biosciences, Inc.*(a) 2,625 3,202
EQRx, Inc.*(a) 18,322 44,889
Erasca, Inc.*(a) 6,027 24,108
Fate Therapeutics, Inc.* 7,762 46,262
FibroGen, Inc.* 8,188 193,237
Foghorn Therapeutics, Inc.* 1,853 15,936
Generation Bio Co.* 4,131 24,373
Geron Corp.* 34,897 115,160
Gossamer Bio, Inc.*(a) 5,881 15,526
GreenLight Biosciences
Holdings PBC*(a) 5,595 6,099
Halozyme Therapeutics,
Inc.*(a) 12,323 637,962
Heron Therapeutics, Inc.*(a) 9,068 24,574
Common Stocks
Shares Value ($)
Biotechnology
HilleVax, Inc.* 1,616 27,634
Humacyte, Inc.*(a) 5,244 13,792
Icosavax, Inc.*(a) 2,280 24,054
Ideaya Biosciences, Inc.* 4,107 69,942
IGM Biosciences, Inc.* 945 21,480
ImmunityBio, Inc.*(a) 7,238 27,504
ImmunoGen, Inc.* 19,458 89,507
Immunovant, Inc.* 4,214 74,883
Inhibrx, Inc.* 3,032 75,800
Inovio Pharmaceuticals,
Inc.*(a) 22,054 36,610
Insmed, Inc.*(a) 12,528 269,728
Instil Bio, Inc.* 7,072 5,756
Intellia Therapeutics, Inc.*(a) 7,890 334,852
Intercept Pharmaceuticals,
Inc.*(a) 2,196 40,099
Invivyd, Inc.* 5,552 12,659
Iovance Biotherapeutics, Inc.* 14,468 115,165
Ironwood Pharmaceuticals,
Inc.*(a) 12,675 146,016
iTeos Therapeutics, Inc.* 2,015 42,113
IVERIC bio, Inc.* 12,550 289,905
Janux Therapeutics, Inc.* 1,849 41,066
Jounce Therapeutics, Inc.* 3,124 3,655
KalVista Pharmaceuticals,
Inc.* 2,119 16,867
Karuna Therapeutics, Inc.* 2,813 560,884
Karyopharm Therapeutics,
Inc.*(a) 6,670 22,011
Keros Therapeutics, Inc.* 1,787 104,665
Kezar Life Sciences, Inc.*(a) 4,714 33,799
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 40,025
Kinnate Biopharma, Inc.*(a) 2,610 19,653
Kodiak Sciences, Inc.* 3,213 25,961
Kronos Bio, Inc.* 3,678 8,827
Krystal Biotech, Inc.* 1,959 162,832
Kura Oncology, Inc.*(a) 6,044 83,528
Kymera Therapeutics, Inc.*(a) 3,656 136,661
Lexicon Pharmaceuticals, Inc.* 6,694 14,995
Lyell Immunopharma, Inc.*(a) 15,810 51,699
MacroGenics, Inc.* 5,349 30,864
Madrigal Pharmaceuticals,
Inc.* 1,126 324,569
MannKind Corp.*(a) 23,396 127,976
MeiraGTx Holdings plc* 2,997 25,055
Mersana Therapeutics, Inc.* 8,823 58,055
MiMedx Group, Inc.* 10,526 40,736
Mirum Pharmaceuticals, Inc.* 1,571 36,887
Monte Rosa Therapeutics,
Inc.*(a) 2,724 20,158
Morphic Holding, Inc.* 2,499 81,792
Myriad Genetics, Inc.* 7,210 142,181
Nkarta, Inc.*(a) 2,853 15,206
Nurix Therapeutics, Inc.* 4,204 51,667
Nuvalent, Inc., Class A*(a) 1,786 54,026
Ocugen, Inc.*(a) 21,956 27,884
OmniAb, Inc.*(a) 7,002 28,988
OmniAb, Inc.*∞ 1,082 0
Organogenesis Holdings, Inc.* 6,549 16,765

74 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Outlook Therapeutics, Inc.*(a) 12,464 14,334
Pardes Biosciences, Inc.* 2,910 6,024
PepGen, Inc.*(a) 1,499 23,414
PMV Pharmaceuticals, Inc.* 3,466 28,421
Point Biopharma Global, Inc.* 7,906 63,248
Praxis Precision Medicines,
Inc.* 3,056 15,219
Precigen, Inc.* 8,987 14,559
Prime Medicine, Inc.*(a) 901 15,840
Prometheus Biosciences, Inc.* 3,227 366,781
Protagonist Therapeutics, Inc.* 4,219 56,071
Prothena Corp. plc* 3,352 189,556
PTC Therapeutics, Inc.*(a) 6,570 301,497
Rallybio Corp.*(a) 1,662 11,534
RAPT Therapeutics, Inc.* 2,604 75,646
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,663 105,483
REGENXBIO, Inc.*(a) 3,810 88,430
Relay Therapeutics, Inc.*(a) 7,906 169,663
Replimune Group, Inc.* 3,743 104,243
REVOLUTION Medicines,
Inc.* 7,064 188,891
Rigel Pharmaceuticals, Inc.* 15,130 24,813
Rocket Pharmaceuticals, Inc.* 4,987 108,368
Sage Therapeutics, Inc.* 4,828 214,074
Sana Biotechnology, Inc.*(a) 8,144 37,137
Sangamo Therapeutics, Inc.* 12,951 45,199
Seres Therapeutics, Inc.* 6,594 36,069
Sorrento Therapeutics, Inc.*(a) 42,619 40,850
SpringWorks Therapeutics,
Inc.*(a) 3,295 103,463
Stoke Therapeutics, Inc.* 1,986 19,781
Sutro Biopharma, Inc.* 4,977 36,033
Syndax Pharmaceuticals,
Inc.*(a) 4,974 142,754
Talaris Therapeutics, Inc.*(a) 2,016 2,943
Tango Therapeutics, Inc.* 4,015 26,499
Tenaya Therapeutics, Inc.* 2,696 9,220
TG Therapeutics, Inc.* 12,289 187,161
Travere Therapeutics, Inc.* 5,675 127,120
Twist Bioscience Corp.*(a) 5,220 149,762
Tyra Biosciences, Inc.* 1,150 12,213
Vanda Pharmaceuticals, Inc.* 4,908 37,693
Vaxart, Inc.*(a) 11,318 12,223
Vaxcyte, Inc.* 6,659 301,986
VBI Vaccines, Inc.* 18,498 10,766
Vera Therapeutics, Inc.*(a) 1,389 11,779
Veracyte, Inc.*(a) 6,652 167,165
Vericel Corp.* 4,459 122,489
Verve Therapeutics, Inc.*(a) 4,211 95,800
Vir Biotechnology, Inc.* 6,811 201,265
Viridian Therapeutics, Inc.* 3,494 127,601
VistaGen Therapeutics,
Inc.*(a) 18,127 4,691
Xencor, Inc.*(a) 5,407 177,998
Y-mAbs Therapeutics, Inc.* 3,311 14,866
Zentalis Pharmaceuticals, Inc.* 4,329 102,164
16,690,190
Common Stocks
Shares Value ($)
Building Products 1.3%
AAON, Inc. 4,043 308,562
American Woodmark Corp.* 1,564 89,602
Apogee Enterprises, Inc. 2,116 99,113
Caesarstone Ltd. 2,067 12,898
CSW Industrials, Inc. 1,340 181,181
Gibraltar Industries, Inc.* 2,845 152,407
Griffon Corp. 4,180 170,878
Insteel Industries, Inc. 1,735 52,033
Janus International Group,
Inc.* 7,824 86,064
JELD-WEN Holding, Inc.* 7,897 99,897
Masonite International Corp.* 2,098 191,380
PGT Innovations, Inc.* 5,480 118,916
Quanex Building Products
Corp. 3,061 79,249
Resideo Technologies, Inc.* 13,558 260,720
Simpson Manufacturing Co.,
Inc. 3,934 421,371
UFP Industries, Inc. 5,550 519,203
View, Inc.*(a) 13,195 10,820
Zurn Elkay Water Solutions
Corp. 11,605 253,685
3,107,979
Capital Markets 1.7%
Artisan Partners Asset
Management, Inc., Class
A(a) 5,599 206,155
AssetMark Financial Holdings,
Inc.* 1,935 51,355
Associated Capital Group,
Inc., Class A 190 7,229
Avantax, Inc.* 4,495 130,984
B. Riley Financial, Inc.(a) 1,934 82,640
Bakkt Holdings, Inc.*(a) 6,042 9,486
BGC Partners, Inc., Class A 29,705 129,217
Brightsphere Investment
Group, Inc. 2,915 68,357
Cohen & Steers, Inc. 2,390 175,593
Cowen, Inc., Class A 2,441 94,906
Diamond Hill Investment
Group, Inc. 288 54,268
Donnelley Financial Solutions,
Inc.* 2,285 104,219
Federated Hermes, Inc., Class
B 7,983 313,732
Focus Financial Partners, Inc.,
Class A* 5,415 244,487
GCM Grosvenor, Inc., Class A 4,036 36,163
Hamilton Lane, Inc., Class A 3,336 259,741
Houlihan Lokey, Inc. 4,669 462,558
MarketWise, Inc.* 2,602 5,776
Moelis & Co., Class A(a) 5,848 273,394
Open Lending Corp., Class A* 9,881 86,656
Oppenheimer Holdings, Inc.,
Class A 730 34,755
Perella Weinberg Partners 3,493 35,803
Piper Sandler Cos. 1,608 228,497
PJT Partners, Inc., Class A 2,209 176,786

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Capital Markets
Sculptor Capital Management,
Inc.(a) 2,608 24,228
Silvercrest Asset Management
Group, Inc., Class A 702 13,268
StepStone Group, Inc., Class
A 5,061 147,731
StoneX Group, Inc.* 1,594 140,081
Value Line, Inc. 100 5,171
Victory Capital Holdings, Inc.,
Class A 1,438 42,622
Virtus Investment Partners,
Inc. 662 142,251
WisdomTree, Inc. 12,971 74,713
3,862,822
Chemicals 2.1%
AdvanSix, Inc. 2,427 104,943
American Vanguard Corp. 2,522 56,972
Amyris, Inc.*(a) 18,147 28,854
Aspen Aerogels, Inc.* 2,841 29,831
Avient Corp. 8,415 340,976
Balchem Corp. 2,968 387,710
Cabot Corp. 5,136 386,895
Chase Corp. 705 66,538
Danimer Scientific, Inc.* 8,565 19,528
Diversey Holdings Ltd.* 7,088 43,024
Ecovyst, Inc.* 6,481 67,986
FutureFuel Corp. 2,709 25,112
Hawkins, Inc. 1,821 71,019
HB Fuller Co. 4,933 340,870
Ingevity Corp.*(a) 3,445 284,006
Innospec, Inc. 2,293 259,155
Intrepid Potash, Inc.* 950 31,094
Koppers Holdings, Inc. 1,968 68,112
Kronos Worldwide, Inc. 2,146 25,001
Livent Corp.*(a) 14,956 387,660
LSB Industries, Inc.* 6,827 86,771
Mativ Holdings, Inc.(a) 5,067 139,647
Minerals Technologies, Inc. 3,034 210,711
Origin Materials, Inc.*(a) 9,450 57,172
Orion Engineered Carbons SA 5,680 119,394
Perimeter Solutions SA* 10,877 101,156
PureCycle Technologies,
Inc.*(a) 9,644 80,817
Quaker Chemical Corp.(a) 1,241 244,316
Rayonier Advanced Materials,
Inc.* 5,855 40,575
Sensient Technologies Corp.
(a) 3,931 297,537
Stepan Co. 1,894 208,037
Tredegar Corp. 2,642 32,047
Trinseo plc(a) 3,315 91,991
Tronox Holdings plc 10,962 187,998
Valhi, Inc. 254 6,561
4,930,016
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 6,102 286,245
ACCO Brands Corp. 8,832 56,083
ACV Auctions, Inc., Class A* 10,605 103,929
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solution, Inc., Class
A(a) 1,840 28,502
Brady Corp., Class A 4,260 227,782
BrightView Holdings, Inc.* 4,427 35,195
Brink's Co. (The) 4,176 273,946
Casella Waste Systems, Inc.,
Class A* 4,620 370,154
Cimpress plc* 1,682 54,985
CoreCivic, Inc.*(a) 10,388 110,528
Deluxe Corp. 4,087 81,699
Ennis, Inc. 2,418 51,358
GEO Group, Inc. (The)*(a) 10,262 118,013
Harsco Corp.* 7,619 60,495
Healthcare Services Group,
Inc.(a) 7,109 95,758
Heritage-Crystal Clean, Inc.* 1,481 55,093
HNI Corp. 3,914 124,348
Interface, Inc. 5,456 62,089
KAR Auction Services, Inc.* 9,987 145,411
Kimball International, Inc.,
Class B 3,733 27,624
Li-Cycle Holdings Corp.*(a) 12,369 67,287
Matthews International Corp.,
Class A 2,839 105,157
MillerKnoll, Inc. 6,938 165,679
Montrose Environmental
Group, Inc.* 2,476 134,100
NL Industries, Inc. 865 6,107
Pitney Bowes, Inc. 12,266 52,867
Quad/Graphics, Inc.* 3,409 15,034
SP Plus Corp.* 1,831 69,047
Steelcase, Inc., Class A 8,159 63,640
UniFirst Corp. 1,394 276,625
Viad Corp.* 1,911 56,470
VSE Corp.(a) 1,035 56,822
3,438,072
Communications Equipment 0.8%
ADTRAN Holdings, Inc. 7,111 134,185
Aviat Networks, Inc.*(a) 638 20,639
Calix, Inc.*(a) 5,327 280,413
Cambium Networks Corp.* 985 21,109
Casa Systems, Inc.* 3,315 11,337
Clearfield, Inc.*(a) 1,100 78,606
CommScope Holding Co.,
Inc.* 19,280 161,952
Comtech Telecommunications
Corp. 2,491 39,507
Digi International, Inc.* 3,229 109,754
DZS, Inc.* 1,867 23,711
Extreme Networks, Inc.* 11,869 213,998
Harmonic, Inc.*(a) 8,462 111,445
Infinera Corp.*(a) 18,282 133,824
Inseego Corp.*(a) 8,190 9,500
NETGEAR, Inc.* 2,780 55,517
NetScout Systems, Inc.* 6,469 207,655
Ondas Holdings, Inc.*(a) 2,893 5,757
Ribbon Communications, Inc.* 6,875 24,131
Viavi Solutions, Inc.* 21,001 237,311
1,880,351

76 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Construction & Engineering 1.5%
Ameresco, Inc., Class A* 3,001 193,474
API Group Corp.* 19,141 425,696
Arcosa, Inc. 4,523 268,078
Argan, Inc. 1,218 47,490
Comfort Systems USA, Inc. 3,263 394,954
Concrete Pumping Holdings,
Inc.* 2,745 22,344
Construction Partners, Inc.,
Class A* 3,755 106,229
Dycom Industries, Inc.* 2,707 258,167
EMCOR Group, Inc. 4,352 645,184
Fluor Corp.*(a) 13,154 483,409
Granite Construction, Inc.(a) 3,997 170,192
Great Lakes Dredge & Dock
Corp.* 6,040 41,555
IES Holdings, Inc.* 836 33,281
MYR Group, Inc.* 1,548 153,345
Northwest Pipe Co.* 912 34,109
Primoris Services Corp. 4,931 131,165
Sterling Infrastructure, Inc.* 2,625 95,524
Tutor Perini Corp.* 4,143 37,991
3,542,187
Construction Materials 0.2%
Summit Materials, Inc., Class
A*(a) 11,052 363,169
United States Lime & Minerals,
Inc. 214 32,485
395,654
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 414 13,455
Bread Financial Holdings, Inc. 2,664 109,304
Consumer Portfolio Services,
Inc.*(a) 949 9,537
Curo Group Holdings Corp. 1,901 7,680
Encore Capital Group, Inc.*(a) 2,204 122,807
Enova International, Inc.* 2,809 128,231
EZCORP, Inc., Class A*(a) 4,554 41,487
FirstCash Holdings, Inc. 3,488 321,524
Green Dot Corp., Class A* 4,472 80,854
LendingClub Corp.* 9,635 93,363
LendingTree, Inc.* 1,071 42,476
Moneylion, Inc.*(a) 12,787 10,065
Navient Corp. 9,804 185,982
Nelnet, Inc., Class A 1,292 123,373
NerdWallet, Inc., Class A*(a) 2,225 26,010
Oportun Financial Corp.* 2,766 19,390
OppFi, Inc.* 2,395 5,508
PRA Group, Inc.* 3,604 145,025
PROG Holdings, Inc.* 4,716 105,120
Regional Management Corp. 706 24,350
Sunlight Financial Holdings,
Inc.* 3,022 3,898
World Acceptance Corp.*(a) 378 36,182
1,655,621
Containers & Packaging 0.3%
Cryptyde, Inc.* 1,644 354
Greif, Inc., Class A 2,353 168,075
Greif, Inc., Class B 509 41,942
Common Stocks
Shares Value ($)
Containers & Packaging
Myers Industries, Inc. 3,254 78,356
O-I Glass, Inc.* 14,505 279,221
Pactiv Evergreen, Inc. 3,829 44,072
Ranpak Holdings Corp.* 3,576 27,392
TriMas Corp. 3,934 121,128
760,540
Distributors 0.0%
†
Funko, Inc., Class A* 3,050 36,905
Weyco Group, Inc. 396 10,779
47,684
Diversified Consumer Services 1.0%
2U, Inc.* 7,335 63,301
Adtalem Global Education,
Inc.*(a) 4,204 160,509
American Public Education,
Inc.* 1,745 21,132
Beachbody Co., Inc. (The)* 9,111 5,660
Carriage Services, Inc. 1,130 36,635
Chegg, Inc.* 11,494 238,615
Coursera, Inc.* 10,461 166,853
Duolingo, Inc.*(a) 2,176 207,786
European Wax Center, Inc.,
Class A(a) 2,010 37,868
Frontdoor, Inc.* 7,779 211,433
Graham Holdings Co., Class B 337 220,166
Laureate Education, Inc.,
Class A 12,494 137,184
Nerdy, Inc.* 4,605 13,078
OneSpaWorld Holdings Ltd.* 6,090 64,006
Perdoceo Education Corp.* 6,305 94,386
Rover Group, Inc.* 8,218 33,612
Strategic Education, Inc. 2,087 194,821
Stride, Inc.*(a) 3,805 163,349
Udemy, Inc.* 6,705 84,081
Universal Technical Institute,
Inc.* 2,701 20,474
Vivint Smart Home, Inc.*(a) 8,682 104,010
WW International, Inc.* 5,088 25,287
2,304,246
Diversified Financial Services 0.3%
Alerus Financial Corp. 1,429 29,409
A-Mark Precious Metals, Inc. 1,654 63,679
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,327 40,094
Cannae Holdings, Inc.* 6,533 159,667
Compass Diversified Holdings 5,591 124,791
Jackson Financial, Inc., Class
A 6,918 304,669
SWK Holdings Corp.* 383 7,223
729,532
Diversified Telecommunication Services 0.7%
Anterix, Inc.* 1,735 62,581
ATN International, Inc. 1,053 51,471
Bandwidth, Inc., Class A* 2,225 55,358
Charge Enterprises, Inc.* 11,488 15,394
Cogent Communications
Holdings, Inc. 4,039 276,954

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 6,909 30,054
EchoStar Corp., Class A* 3,201 59,891
Globalstar, Inc.*(a) 65,367 92,167
IDT Corp., Class B* 1,368 40,206
Iridium Communications, Inc.* 11,568 692,229
Liberty Latin America Ltd.,
Class A* 4,063 39,980
Liberty Latin America Ltd.,
Class C* 12,583 123,942
Ooma, Inc.* 2,215 31,830
Radius Global Infrastructure,
Inc.* 7,311 98,479
1,670,536
Electric Utilities 0.7%
ALLETE, Inc. 5,344 330,580
MGE Energy, Inc. 3,410 249,305
Otter Tail Corp. 3,784 242,743
PNM Resources, Inc. 7,867 389,259
Portland General Electric Co. 8,410 400,148
Via Renewables, Inc. 1,304 8,750
1,620,785
Electrical Equipment 1.5%
Allied Motion Technologies,
Inc. 1,253 50,922
Array Technologies, Inc.*(a) 13,922 309,486
Atkore, Inc.* 3,807 495,862
AZZ, Inc.(a) 2,298 97,619
Babcock & Wilcox Enterprises,
Inc.* 5,260 34,926
Blink Charging Co.*(a) 3,460 47,091
Bloom Energy Corp., Class A* 16,538 412,292
Encore Wire Corp.(a) 1,627 262,647
Energy Vault Holdings, Inc.*(a) 7,517 31,872
EnerSys 3,722 309,000
Enovix Corp.* 10,106 80,242
ESS Tech, Inc.*(a) 7,186 15,881
Fluence Energy, Inc.*(a) 3,462 83,573
FTC Solar, Inc.*(a) 3,920 10,780
FuelCell Energy, Inc.*(a) 37,817 138,410
GrafTech International Ltd. 18,419 120,460
Heliogen, Inc.*(a) 7,813 4,982
NuScale Power Corp.*(a) 2,562 27,311
Powell Industries, Inc. 885 35,135
Preformed Line Products Co. 250 22,082
Shoals Technologies Group,
Inc., Class A* 12,712 354,538
Stem, Inc.*(a) 13,663 134,717
SunPower Corp.*(a) 7,688 134,002
Thermon Group Holdings, Inc.* 3,123 72,204
TPI Composites, Inc.* 3,549 46,314
Vicor Corp.*(a) 2,026 140,665
3,473,013
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*(a) 2,243 20,905
Advanced Energy Industries,
Inc. 3,472 321,993
Aeva Technologies, Inc.*(a) 9,995 16,892
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
AEye, Inc.*(a) 12,625 7,895
Akoustis Technologies, Inc.*(a) 4,880 18,007
Arlo Technologies, Inc.* 7,715 28,931
Badger Meter, Inc. 2,702 313,162
Belden, Inc. 3,929 318,603
Benchmark Electronics, Inc. 3,276 91,695
Cepton, Inc.* 2,692 3,257
CTS Corp. 2,875 127,966
ePlus, Inc.* 2,526 125,744
Evolv Technologies Holdings,
Inc.* 7,023 21,490
Fabrinet* 3,402 447,907
FARO Technologies, Inc.* 1,740 47,815
Focus Universal, Inc.*(a) 1,520 8,816
Identiv, Inc.* 1,958 17,074
Insight Enterprises, Inc.*(a) 2,963 333,989
Itron, Inc.*(a) 4,185 240,512
Kimball Electronics, Inc.* 2,274 58,033
Knowles Corp.* 8,306 159,724
Lightwave Logic, Inc.*(a) 10,336 65,014
Methode Electronics, Inc.(a) 3,297 157,399
MicroVision, Inc.*(a) 15,589 39,128
Mirion Technologies, Inc.*(a) 13,259 105,409
Napco Security Technologies,
Inc.* 2,819 81,667
nLight, Inc.* 4,132 51,237
Novanta, Inc.* 3,296 532,205
OSI Systems, Inc.* 1,485 140,644
Ouster, Inc.* 12,030 17,203
PAR Technology Corp.*(a) 2,383 80,998
PC Connection, Inc. 996 48,834
Plexus Corp.* 2,563 246,022
Rogers Corp.* 1,757 245,260
Sanmina Corp.*(a) 5,245 319,578
ScanSource, Inc.* 2,385 78,538
SmartRent, Inc.* 10,688 31,209
TTM Technologies, Inc.*(a) 9,400 147,768
Velodyne Lidar, Inc.* 16,608 19,431
Vishay Intertechnology, Inc. 12,045 275,710
Vishay Precision Group, Inc.* 1,184 51,125
5,464,789
Energy Equipment & Services 2.2%
Archrock, Inc. 12,502 123,895
Borr Drilling Ltd.* 19,254 114,561
Bristow Group, Inc.* 2,183 66,669
Cactus, Inc., Class A 5,453 295,062
ChampionX Corp. 18,611 614,535
Diamond Offshore Drilling,
Inc.* 9,044 103,644
DMC Global, Inc.* 1,761 40,045
Dril-Quip, Inc.* 3,040 93,358
Expro Group Holdings NV* 7,098 134,081
Helix Energy Solutions Group,
Inc.* 13,563 107,555
Helmerich & Payne, Inc.(a) 9,560 463,086
Liberty Energy, Inc., Class A 12,851 203,431
Nabors Industries Ltd.* 836 148,424
National Energy Services
Reunited Corp.* 3,805 28,766

78 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Newpark Resources, Inc.* 8,796 39,934
NexTier Oilfield Solutions, Inc.* 16,517 155,590
Noble Corp. plc* 7,799 317,341
Oceaneering International,
Inc.* 9,394 200,562
Oil States International,
Inc.*(a) 6,072 51,976
Patterson-UTI Energy, Inc. 19,853 333,530
ProFrac Holding Corp., Class
A* 2,187 49,208
ProPetro Holding Corp.* 7,975 79,351
RPC, Inc.(a) 6,619 65,661
Select Energy Services, Inc.,
Class A 5,884 51,662
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 30,362
TETRA Technologies, Inc.* 11,629 46,051
Tidewater, Inc.* 4,313 187,184
US Silica Holdings, Inc.* 6,960 85,190
Valaris Ltd.* 5,668 411,724
Weatherford International plc* 6,617 376,375
5,018,813
Entertainment 0.3%
Cinemark Holdings, Inc.* 10,241 122,278
IMAX Corp.* 4,295 73,015
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,076 37,800
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 118,952
Lions Gate Entertainment
Corp., Class A* 4,949 39,443
Lions Gate Entertainment
Corp., Class B* 10,774 82,098
Madison Square Garden
Entertainment Corp.* 2,497 130,568
Marcus Corp. (The)(a) 2,314 35,034
Playstudios, Inc.*(a) 6,910 31,924
Reservoir Media, Inc.* 1,940 13,658
Skillz, Inc.*(a) 27,626 22,084
706,854
Equity Real Estate Investment Trusts (REITs) 5.8%
Acadia Realty Trust 8,032 124,737
Agree Realty Corp. 8,133 606,966
Alexander & Baldwin, Inc. 6,595 132,032
Alexander's, Inc. 189 44,846
American Assets Trust, Inc. 4,500 128,070
Apartment Investment and
Management Co., Class A 14,115 106,004
Apple Hospitality REIT, Inc. 20,207 358,270
Armada Hoffler Properties, Inc. 5,989 75,940
Ashford Hospitality Trust, Inc.* 3,465 23,874
Bluerock Homes Trust, Inc.* 324 7,002
Braemar Hotels & Resorts, Inc. 5,464 28,959
Brandywine Realty Trust 16,082 105,498
Broadstone Net Lease, Inc. 15,729 284,852
BRT Apartments Corp. 1,127 23,611
CareTrust REIT, Inc. 9,146 189,505
CBL & Associates Properties,
Inc. 2,580 68,757
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Centerspace 1,377 93,113
Chatham Lodging Trust 4,268 60,648
City Office REIT, Inc. 3,848 37,864
Clipper Realty, Inc. 1,519 10,694
Community Healthcare Trust,
Inc. 2,202 94,422
Corporate Office Properties
Trust 10,390 291,647
CTO Realty Growth, Inc. 1,818 35,706
DiamondRock Hospitality Co. 19,321 186,061
Diversified Healthcare Trust 22,423 17,746
Easterly Government
Properties, Inc. 8,204 133,233
Elme Communities 8,099 155,501
Empire State Realty Trust,
Inc., Class A 11,998 100,063
Equity Commonwealth 9,762 249,126
Essential Properties Realty
Trust, Inc. 13,098 333,737
Farmland Partners, Inc. 4,529 58,333
Four Corners Property Trust,
Inc. 7,719 221,998
Franklin Street Properties
Corp. 9,714 29,919
Getty Realty Corp. 3,776 137,560
Gladstone Commercial Corp. 3,638 61,810
Gladstone Land Corp. 2,898 56,627
Global Medical REIT, Inc. 5,727 64,314
Global Net Lease, Inc. 9,493 141,920
Hersha Hospitality Trust, Class
A 2,727 25,088
Independence Realty Trust,
Inc. 21,000 395,430
Indus Realty Trust, Inc. 448 28,717
Industrial Logistics Properties
Trust 6,009 26,500
Innovative Industrial
Properties, Inc. 2,587 232,261
InvenTrust Properties Corp. 6,381 158,695
iStar, Inc. 6,539 60,682
Kite Realty Group Trust 20,359 441,790
LTC Properties, Inc. 3,615 137,912
LXP Industrial Trust 25,169 290,702
Macerich Co. (The) 19,932 273,866
National Health Investors, Inc. 3,895 229,143
Necessity Retail REIT, Inc.
(The) 11,875 81,106
NETSTREIT Corp. 4,825 97,127
NexPoint Residential Trust,
Inc. 2,116 106,858
Office Properties Income Trust 4,572 78,456
One Liberty Properties, Inc. 1,527 36,816
Orion Office REIT, Inc. 4,938 47,652
Outfront Media, Inc. 13,726 273,147
Paramount Group, Inc. 17,693 114,120
Pebblebrook Hotel Trust 11,927 195,603
Phillips Edison & Co., Inc. 10,778 361,279
Physicians Realty Trust 21,336 338,389

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Piedmont Office Realty Trust,
Inc., Class A 11,080 117,448
Plymouth Industrial REIT, Inc. 3,600 80,568
Postal Realty Trust, Inc., Class
A 1,588 24,550
PotlatchDeltic Corp. 7,460 365,167
Retail Opportunity Investments
Corp. 11,370 179,987
RLJ Lodging Trust 14,814 186,212
RPT Realty 8,009 83,934
Ryman Hospitality Properties,
Inc. 5,030 467,237
Sabra Health Care REIT, Inc. 21,568 291,168
Safehold, Inc. 2,465 86,176
Saul Centers, Inc. 1,053 45,079
Service Properties Trust 15,554 138,586
SITE Centers Corp. 18,019 245,959
STAG Industrial, Inc. 16,781 597,404
Summit Hotel Properties, Inc. 9,803 83,522
Sunstone Hotel Investors, Inc. 19,989 219,679
Tanger Factory Outlet Centers,
Inc. 9,631 184,048
Terreno Realty Corp. 6,946 447,531
UMH Properties, Inc. 4,641 83,167
Uniti Group, Inc. 21,753 143,352
Universal Health Realty
Income Trust 1,227 67,252
Urban Edge Properties 10,974 172,840
Urstadt Biddle Properties, Inc.,
Class A 2,637 49,523
Veris Residential, Inc.* 7,819 135,269
Whitestone REIT 4,399 45,794
Xenia Hotels & Resorts, Inc. 10,467 155,958
13,609,714
Food & Staples Retailing 0.6%
Andersons, Inc. (The) 2,967 109,126
Chefs' Warehouse, Inc.
(The)*(a) 3,239 123,827
Fresh Market, Inc. (The)*∞ 232 0
HF Foods Group, Inc.* 3,603 16,790
Ingles Markets, Inc., Class A 1,331 126,445
Natural Grocers by Vitamin
Cottage, Inc. 867 8,609
PriceSmart, Inc. 2,273 168,907
Rite Aid Corp.*(a) 5,286 19,294
SpartanNash Co. 3,114 98,652
Sprouts Farmers Market, Inc.* 9,739 311,161
United Natural Foods, Inc.*(a) 5,468 227,578
Village Super Market, Inc.,
Class A 852 19,818
Weis Markets, Inc. 1,539 132,877
1,363,084
Food Products 1.1%
Alico, Inc. 645 17,092
AppHarvest, Inc.*(a) 6,581 16,058
B&G Foods, Inc.(a) 6,538 91,663
Benson Hill, Inc.*(a) 15,199 40,733
Beyond Meat, Inc.*(a) 5,503 90,414
BRC, Inc., Class A*(a) 2,259 14,909
Common Stocks
Shares Value ($)
Food Products
Calavo Growers, Inc. 1,637 52,466
Cal-Maine Foods, Inc.(a) 3,541 202,616
Fresh Del Monte Produce, Inc.
(a) 2,881 82,397
Hain Celestial Group, Inc.
(The)* 8,159 167,423
Hostess Brands, Inc.*(a) 12,355 285,771
J & J Snack Foods Corp. 1,431 205,062
John B Sanfilippo & Son, Inc. 808 68,284
Lancaster Colony Corp. 1,816 348,509
Lifecore Biomedical, Inc.* 2,745 17,046
Local Bounti Corp.*(a) 6,724 6,454
Mission Produce, Inc.*(a) 3,514 43,784
Seneca Foods Corp., Class A* 515 32,187
Simply Good Foods Co. (The)* 8,193 297,406
Sovos Brands, Inc.* 3,426 46,457
SunOpta, Inc.* 8,731 71,332
Tattooed Chef, Inc.* 4,431 6,735
Tootsie Roll Industries, Inc. 1,400 62,622
TreeHouse Foods, Inc.* 4,741 229,607
Utz Brands, Inc.(a) 5,948 99,094
Vital Farms, Inc.* 2,889 50,789
Whole Earth Brands, Inc.* 3,541 13,420
2,660,330
Gas Utilities 1.2%
Brookfield Infrastructure Corp.,
Class A 9,129 403,684
Chesapeake Utilities Corp. 1,633 205,889
New Jersey Resources Corp. 8,885 443,539
Northwest Natural Holding Co. 3,140 157,440
ONE Gas, Inc.(a) 4,971 409,411
South Jersey Industries, Inc. 11,486 414,530
Southwest Gas Holdings, Inc. 6,204 415,234
Spire, Inc.(a) 4,718 340,734
2,790,461
Health Care Equipment & Supplies 3.7%
Alphatec Holdings, Inc.*(a) 6,694 87,156
AngioDynamics, Inc.* 3,507 45,661
Artivion, Inc.*(a) 3,603 46,983
AtriCure, Inc.*(a) 4,298 186,017
Atrion Corp. 123 84,538
Avanos Medical, Inc.* 4,202 128,749
Axogen, Inc.* 3,771 35,711
Axonics, Inc.* 4,494 275,932
Bioventus, Inc., Class A*(a) 2,744 5,378
Butterfly Network, Inc.*(a) 12,189 33,520
Cardiovascular Systems, Inc.* 3,736 52,080
Cerus Corp.* 15,938 50,045
CONMED Corp. 2,715 259,988
Cue Health, Inc.* 9,556 25,037
Cutera, Inc.* 1,609 56,041
Embecta Corp.(a) 5,460 144,089
Figs, Inc., Class A* 11,725 104,939
Glaukos Corp.* 4,319 211,847
Haemonetics Corp.* 4,678 395,759
Heska Corp.*(a) 899 80,407
Inari Medical, Inc.* 4,545 259,292
Inogen, Inc.* 2,031 47,383

80 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Inspire Medical Systems,
Inc.*(a) 2,625 664,283
Integer Holdings Corp.*(a) 3,038 199,931
iRadimed Corp. 736 27,526
iRhythm Technologies, Inc.* 2,791 274,355
Lantheus Holdings, Inc.*(a) 6,288 361,560
LeMaitre Vascular, Inc. 1,747 82,423
LivaNova plc* 4,940 277,628
Meridian Bioscience, Inc.*∞ 4,041 137,394
Merit Medical Systems, Inc.* 5,183 369,807
Mesa Laboratories, Inc.(a) 476 92,601
Nano-X Imaging Ltd.* 4,125 38,032
Neogen Corp.* 20,036 428,971
Nevro Corp.*(a) 3,243 119,083
NuVasive, Inc.* 4,820 219,792
Omnicell, Inc.* 4,099 227,372
OraSure Technologies, Inc.* 6,842 38,178
Orthofix Medical, Inc.* 3,217 69,584
OrthoPediatrics Corp.* 1,320 62,212
Outset Medical, Inc.* 4,481 126,006
Paragon 28, Inc.*(a) 4,131 69,607
PROCEPT BioRobotics
Corp.*(a) 2,367 92,053
Pulmonx Corp.* 3,424 30,439
RxSight, Inc.*(a) 1,650 23,100
Senseonics Holdings, Inc.*(a) 41,335 46,709
Shockwave Medical, Inc.* 3,306 621,297
SI-BONE, Inc.* 2,966 50,511
Sight Sciences, Inc.* 2,106 24,240
Silk Road Medical, Inc.* 3,484 189,390
STAAR Surgical Co.* 4,413 311,337
Surmodics, Inc.* 1,282 36,037
Tactile Systems Technology,
Inc.* 1,898 24,617
TransMedics Group, Inc.*(a) 2,811 177,149
Treace Medical Concepts,
Inc.* 3,018 69,686
UFP Technologies, Inc.* 662 75,289
Utah Medical Products, Inc. 343 31,601
Varex Imaging Corp.*(a) 3,650 78,439
Vicarious Surgical, Inc.*(a) 4,621 12,523
ViewRay, Inc.* 13,646 62,635
Zimvie, Inc.* 1,801 17,668
Zynex, Inc.*(a) 2,132 30,125
8,507,742
Health Care Providers & Services 2.6%
1Life Healthcare, Inc.* 16,659 266,377
23andMe Holding Co.*(a) 23,552 58,880
Accolade, Inc.*(a) 6,263 73,089
AdaptHealth Corp.*(a) 6,854 146,881
Addus HomeCare Corp.* 1,406 151,173
Agiliti, Inc.* 2,715 50,092
AirSculpt Technologies, Inc.(a) 628 3,655
Alignment Healthcare, Inc.* 9,101 112,397
AMN Healthcare Services,
Inc.* 3,994 382,785
Apollo Medical Holdings,
Inc.*(a) 3,682 131,227
ATI Physical Therapy, Inc.*(a) 7,024 3,091
Common Stocks
Shares Value ($)
Health Care Providers & Services
Aveanna Healthcare Holdings,
Inc.* 3,656 4,460
Brookdale Senior Living, Inc.* 17,843 51,388
Cano Health, Inc.* 14,888 20,545
CareMax, Inc.* 5,324 24,970
Castle Biosciences, Inc.* 2,173 58,845
Clover Health Investments
Corp.*(a) 35,536 47,263
Community Health Systems,
Inc.* 11,774 61,460
CorVel Corp.* 840 149,654
Cross Country Healthcare,
Inc.* 3,257 90,382
DocGo, Inc.*(a) 7,139 71,390
Ensign Group, Inc. (The)(a) 4,962 462,707
Fulgent Genetics, Inc.*(a) 1,996 67,425
GeneDx Holdings Corp.*(a) 13,635 5,792
HealthEquity, Inc.* 7,757 472,013
Hims & Hers Health, Inc.* 11,292 93,498
Innovage Holding Corp.*(a) 1,737 13,010
Invitae Corp.*(a) 23,114 54,549
Joint Corp. (The)* 1,297 23,567
LHC Group, Inc.* 2,751 436,309
LifeStance Health Group, Inc.* 6,778 35,788
ModivCare, Inc.* 1,193 127,961
National HealthCare Corp. 1,187 70,674
National Research Corp. 1,343 62,342
Oncology Institute, Inc. (The)* 2,794 4,135
OPKO Health, Inc.*(a) 38,556 49,737
Option Care Health, Inc.* 14,502 418,673
Owens & Minor, Inc.* 6,879 135,792
P3 Health Partners, Inc.*(a) 2,825 3,644
Patterson Cos., Inc. 8,078 243,875
Pediatrix Medical Group,
Inc.*(a) 7,429 114,035
Pennant Group, Inc. (The)* 2,429 31,431
PetIQ, Inc.* 2,580 30,547
Privia Health Group, Inc.* 4,332 117,137
Progyny, Inc.* 7,025 241,590
R1 RCM, Inc.*(a) 13,920 199,195
RadNet, Inc.* 4,586 96,535
Select Medical Holdings Corp. 9,795 284,741
Surgery Partners, Inc.* 4,635 153,882
US Physical Therapy, Inc.(a) 1,220 120,963
6,131,551
Health Care Technology 0.6%
American Well Corp., Class
A*(a) 20,561 81,627
Babylon Holdings Ltd., Class
A* 433 5,014
Computer Programs &
Systems, Inc.* 1,315 38,635
Evolent Health, Inc., Class A* 7,624 245,645
Health Catalyst, Inc.* 4,999 69,486
HealthStream, Inc.* 2,134 51,600
Multiplan Corp.*(a) 34,565 45,626
NextGen Healthcare, Inc.*(a) 5,322 101,224
Nutex Health, Inc.*(a) 23,011 30,835
OptimizeRx Corp.* 1,677 30,102

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Health Care Technology
Pear Therapeutics, Inc.*(a) 5,299 5,776
Phreesia, Inc.* 4,736 177,553
Schrodinger, Inc.*(a) 5,226 126,365
Sharecare, Inc.*(a) 26,522 67,366
Simulations Plus, Inc.(a) 1,449 59,612
Veradigm, Inc.* 9,907 177,434
1,313,900
Hotels, Restaurants & Leisure 2.5%
Accel Entertainment, Inc.* 5,387 49,668
Bally's Corp.* 3,276 65,094
Biglari Holdings, Inc., Class B* 64 10,436
BJ's Restaurants, Inc.* 2,108 66,550
Bloomin' Brands, Inc.(a) 8,254 200,159
Bluegreen Vacations Holding
Corp. 673 21,832
Bowlero Corp.*(a) 2,764 38,005
Brinker International, Inc.* 3,991 157,485
Century Casinos, Inc.* 2,834 24,996
Cheesecake Factory, Inc.
(The) 4,433 173,995
Chuy's Holdings, Inc.* 1,758 60,176
Cracker Barrel Old Country
Store, Inc.(a) 2,049 228,627
Dave & Buster's
Entertainment, Inc.* 4,096 177,562
Denny's Corp.* 5,442 65,413
Dine Brands Global, Inc. 1,357 104,910
El Pollo Loco Holdings, Inc. 1,956 24,000
Everi Holdings, Inc.* 8,172 141,948
F45 Training Holdings, Inc.*(a) 2,992 9,275
First Watch Restaurant Group,
Inc.* 1,482 24,008
Full House Resorts, Inc.* 3,100 27,342
Golden Entertainment, Inc.* 1,800 71,100
Hilton Grand Vacations, Inc.* 7,956 376,796
Inspirato, Inc.* 1,634 2,043
Inspired Entertainment, Inc.* 1,845 27,491
International Game
Technology plc 9,197 243,261
Jack in the Box, Inc. 1,996 151,656
Krispy Kreme, Inc. 6,508 79,398
Kura Sushi USA, Inc., Class A* 469 29,144
Life Time Group Holdings,
Inc.* 3,680 69,147
Light & Wonder, Inc.* 8,759 571,525
Lindblad Expeditions Holdings,
Inc.*(a) 2,806 33,391
Monarch Casino & Resort,
Inc.* 1,231 94,319
NEOGAMES SA* 1,138 14,680
Noodles & Co., Class A* 3,955 24,877
ONE Group Hospitality, Inc.
(The)* 1,852 13,946
Papa John's International, Inc.
(a) 3,031 271,850
Portillo's, Inc., Class A* 2,579 58,182
RCI Hospitality Holdings, Inc. 786 71,361
Red Rock Resorts, Inc., Class
A 4,695 211,322
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Rush Street Interactive, Inc.* 4,959 21,274
Ruth's Hospitality Group, Inc. 3,016 52,207
SeaWorld Entertainment,
Inc.*(a) 3,716 231,841
Shake Shack, Inc., Class A* 3,530 200,786
Sonder Holdings, Inc.* 16,748 22,442
Sweetgreen, Inc., Class A*(a) 8,033 83,302
Target Hospitality Corp.* 2,500 38,388
Texas Roadhouse, Inc. 6,243 626,984
Vacasa, Inc., Class A*(a) 9,854 17,245
Wingstop, Inc. 2,765 438,170
Xponential Fitness, Inc., Class
A* 1,758 48,310
5,867,919
Household Durables 1.7%
Aterian, Inc.* 6,464 9,890
Beazer Homes USA, Inc.* 2,713 44,412
Cavco Industries, Inc.* 838 222,992
Century Communities, Inc. 2,592 158,630
Dream Finders Homes, Inc.,
Class A*(a) 1,888 23,864
Ethan Allen Interiors, Inc. 2,037 58,543
GoPro, Inc., Class A* 12,312 75,719
Green Brick Partners, Inc.* 2,536 79,123
Helen of Troy Ltd.* 2,232 252,462
Hovnanian Enterprises, Inc.,
Class A* 485 28,072
Installed Building Products,
Inc. 2,186 240,657
iRobot Corp.* 2,430 109,350
KB Home 7,122 273,841
Landsea Homes Corp.* 1,027 6,809
La-Z-Boy, Inc. 3,962 112,640
Legacy Housing Corp.* 917 18,358
LGI Homes, Inc.* 1,887 214,835
Lifetime Brands, Inc. 1,270 10,173
Lovesac Co. (The)* 1,259 32,407
M/I Homes, Inc.* 2,420 144,716
MDC Holdings, Inc. 5,412 204,357
Meritage Homes Corp.* 3,267 351,823
Purple Innovation, Inc.*(a) 5,433 31,511
Skyline Champion Corp.* 4,982 293,689
Snap One Holdings Corp.* 1,826 17,511
Sonos, Inc.* 12,021 221,667
Taylor Morrison Home Corp.,
Class A* 9,676 346,401
Traeger, Inc.* 3,642 13,221
Tri Pointe Homes, Inc.* 9,370 206,983
Tupperware Brands Corp.* 4,258 18,863
Universal Electronics, Inc.* 1,214 28,444
Vizio Holding Corp., Class
A*(a) 6,011 52,656
Vuzix Corp.*(a) 5,561 28,973
Weber, Inc., Class A(a) 2,543 20,751
3,954,343
Household Products 0.3%
Central Garden & Pet Co.* 924 38,753
Central Garden & Pet Co.,
Class A* 3,753 148,731

82 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Products
Energizer Holdings, Inc. 6,082 225,642
WD-40 Co. 1,274 222,364
635,490
Independent Power and Renewable Electricity Producers
0.5%
Altus Power, Inc.*(a) 3,630 29,113
Clearway Energy, Inc., Class A 3,334 106,855
Clearway Energy, Inc., Class C 7,542 254,844
Montauk Renewables, Inc.* 5,829 64,760
Ormat Technologies, Inc.(a) 4,617 427,303
Sunnova Energy International,
Inc.*(a) 9,064 176,567
1,059,442
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 2,500 56,625
Insurance 2.1%
Ambac Financial Group, Inc.* 4,156 69,239
American Equity Investment
Life Holding Co. 6,560 312,584
AMERISAFE, Inc. 1,841 101,402
Argo Group International
Holdings Ltd. 3,004 83,391
Bright Health Group, Inc.*(a) 17,380 15,411
BRP Group, Inc., Class A*(a) 5,681 162,761
CNO Financial Group, Inc. 10,636 273,983
Crawford & Co., Class A 1,679 10,863
Donegal Group, Inc., Class A 1,195 18,140
eHealth, Inc.* 2,314 19,206
Employers Holdings, Inc. 2,166 95,022
Enstar Group Ltd.* 1,035 250,781
Genworth Financial, Inc.,
Class A* 45,661 252,049
Goosehead Insurance, Inc.,
Class A* 1,866 72,867
Greenlight Capital Re Ltd.,
Class A* 2,858 28,151
HCI Group, Inc.(a) 668 33,540
Hippo Holdings, Inc.*(a) 1,400 23,492
Horace Mann Educators Corp. 3,716 132,327
Investors Title Co. 135 21,870
James River Group Holdings
Ltd. 2,974 67,391
Kinsale Capital Group, Inc. 2,026 564,119
Lemonade, Inc.*(a) 4,382 71,339
MBIA, Inc.* 4,444 57,817
Mercury General Corp. 2,549 91,076
National Western Life Group,
Inc., Class A 218 60,342
NI Holdings, Inc.* 857 11,355
Oscar Health, Inc., Class A* 10,713 41,138
Palomar Holdings, Inc.* 2,301 117,604
ProAssurance Corp. 5,093 98,753
RLI Corp. 3,624 479,999
Root, Inc., Class A*(a) 658 3,869
Safety Insurance Group, Inc. 1,191 100,509
Selective Insurance Group,
Inc. 5,528 525,160
Common Stocks
Shares Value ($)
Insurance
Selectquote, Inc.* 12,915 11,135
SiriusPoint Ltd.* 8,441 64,067
Stewart Information Services
Corp. 2,529 120,810
Tiptree, Inc. 2,044 30,681
Trean Insurance Group, Inc.* 1,839 11,200
Trupanion, Inc.*(a) 3,669 216,544
United Fire Group, Inc.(a) 1,888 59,453
Universal Insurance Holdings,
Inc. 2,267 28,882
4,810,322
Interactive Media & Services 0.8%
Arena Group Holdings, Inc.
(The)*(a) 1,065 9,521
Bumble, Inc., Class A*(a) 7,918 203,888
Cargurus, Inc.*(a) 9,550 168,557
Cars.com, Inc.*(a) 6,070 103,797
DHI Group, Inc.* 3,527 20,950
Eventbrite, Inc., Class A*(a) 7,312 65,004
EverQuote, Inc., Class A* 1,856 28,954
fuboTV, Inc.*(a) 17,173 44,135
Leafly Holdings, Inc.* 1,709 1,093
MediaAlpha, Inc., Class A* 2,082 29,044
Outbrain, Inc.* 4,543 22,352
QuinStreet, Inc.* 4,917 75,378
Shutterstock, Inc.(a) 2,240 168,605
TrueCar, Inc.* 8,503 26,529
Vimeo, Inc.* 12,941 58,752
Vinco Ventures, Inc.* 19,867 14,680
Wejo Group Ltd.* 2,089 1,838
Yelp, Inc.* 6,280 197,883
Ziff Davis, Inc.* 4,234 378,858
ZipRecruiter, Inc., Class A* 6,825 134,043
1,753,861
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A* 2,631 26,231
1stdibs.com, Inc.* 2,086 12,662
aka Brands Holding Corp.*(a) 912 1,386
BARK, Inc.*(a) 10,233 20,568
Boxed, Inc.* 3,257 1,744
CarParts.com, Inc.* 4,490 30,622
ContextLogic, Inc., Class A*(a) 53,333 36,688
Duluth Holdings, Inc., Class
B*(a) 1,128 7,501
Groupon, Inc.*(a) 2,102 17,363
Lands' End, Inc.* 1,408 12,714
Liquidity Services, Inc.* 2,163 32,423
Lulu's Fashion Lounge
Holdings, Inc.*(a) 1,004 3,243
Overstock.com, Inc.* 4,047 97,978
PetMed Express, Inc.(a) 1,978 42,487
Porch Group, Inc.*(a) 7,274 21,458
Quotient Technology, Inc.* 8,964 36,304
Qurate Retail, Inc., Series A* 33,388 86,141
RealReal, Inc. (The)* 7,451 13,635
Rent the Runway, Inc., Class
A*(a) 5,433 23,308
Revolve Group, Inc.* 3,865 110,307

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
RumbleON, Inc., Class B* 844 7,098
Stitch Fix, Inc., Class A* 7,702 40,127
ThredUp, Inc., Class A*(a) 5,220 9,031
Vivid Seats, Inc., Class A* 2,123 18,067
Xometry, Inc., Class A*(a) 3,128 109,543
818,629
IT Services 2.0%
AvidXchange Holdings,
Inc.*(a) 13,592 151,143
BigCommerce Holdings, Inc.,
Series 1* 5,960 73,070
Brightcove, Inc.* 4,060 25,740
Cantaloupe, Inc.* 5,521 28,102
Cass Information Systems,
Inc. 1,255 60,943
Cerberus Cyber Sentinel
Corp.*(a) 4,190 5,992
Conduent, Inc.* 16,082 76,711
CSG Systems International,
Inc. 2,926 174,594
Cyxtera Technologies, Inc.*(a) 3,553 11,441
DigitalOcean Holdings, Inc.*(a) 6,630 194,590
Edgio, Inc.* 12,615 19,806
EVERTEC, Inc. 5,730 211,666
Evo Payments, Inc., Class A* 4,434 150,180
ExlService Holdings, Inc.* 3,008 513,165
Fastly, Inc., Class A* 10,890 112,711
Flywire Corp.* 5,301 142,968
Grid Dynamics Holdings, Inc.* 4,709 58,957
Hackett Group, Inc. (The) 2,349 51,913
I3 Verticals, Inc., Class A* 2,003 57,927
IBEX Holdings Ltd.* 805 21,485
Information Services Group,
Inc. 2,880 15,091
International Money Express,
Inc.* 2,890 65,776
Marqeta, Inc., Class A* 40,118 265,982
Maximus, Inc. 5,644 422,453
MoneyGram International,
Inc.* 8,949 96,381
Paya Holdings, Inc.* 7,790 75,719
Payoneer Global, Inc.* 19,855 118,336
Paysafe Ltd.* 2,572 54,115
Perficient, Inc.*(a) 3,167 234,801
PFSweb, Inc. 1,457 9,704
Priority Technology Holdings,
Inc.*(a) 1,943 9,346
Rackspace Technology,
Inc.*(a) 5,096 15,288
Remitly Global, Inc.* 9,071 109,396
Repay Holdings Corp.* 8,284 80,686
Sabre Corp.*(a) 30,057 204,688
Squarespace, Inc., Class A* 2,865 67,958
StoneCo Ltd., Class A* 25,576 285,428
TTEC Holdings, Inc. 1,752 89,072
Tucows, Inc., Class A*(a) 959 31,810
Unisys Corp.* 6,278 33,964
Verra Mobility Corp.*(a) 13,072 201,701
4,630,799
Common Stocks
Shares Value ($)
Leisure Products 0.4%
Acushnet Holdings Corp. 3,093 145,216
AMMO, Inc.*(a) 8,211 20,363
Clarus Corp. 2,530 25,427
Johnson Outdoors, Inc., Class
A 496 33,956
Latham Group, Inc.* 4,039 17,772
Malibu Boats, Inc., Class A*(a) 1,910 115,727
Marine Products Corp. 694 9,230
MasterCraft Boat Holdings,
Inc.* 1,622 46,649
Smith & Wesson Brands, Inc. 4,217 46,724
Solo Brands, Inc., Class A*(a) 1,108 4,897
Sturm Ruger & Co., Inc. 1,579 89,845
Topgolf Callaway Brands
Corp.*(a) 12,914 316,264
Vista Outdoor, Inc.* 5,176 151,916
1,023,986
Life Sciences Tools & Services 0.8%
AbCellera Biologics, Inc.* 18,962 199,670
Adaptive Biotechnologies
Corp.*(a) 10,111 93,729
Akoya Biosciences, Inc.*(a) 1,283 14,434
Alpha Teknova, Inc.* 657 3,916
Berkeley Lights, Inc.* 4,899 10,533
BioLife Solutions, Inc.*(a) 3,062 71,773
Bionano Genomics, Inc.*(a) 27,903 50,504
Codexis, Inc.* 5,840 35,916
CryoPort, Inc.*(a) 4,283 97,781
Cytek Biosciences, Inc.*(a) 10,410 125,440
Inotiv, Inc.*(a) 1,739 12,608
MaxCyte, Inc.* 8,706 50,843
Medpace Holdings, Inc.* 2,352 519,957
NanoString Technologies, Inc.* 4,336 45,875
Nautilus Biotechnology,
Inc.*(a) 4,017 7,873
NeoGenomics, Inc.* 11,617 138,010
Pacific Biosciences of
California, Inc.*(a) 20,740 230,007
Quanterix Corp.* 2,924 41,316
Quantum-Si, Inc.*(a) 8,046 17,862
Science 37 Holdings, Inc.* 5,281 2,851
Seer, Inc.* 5,351 24,347
Singular Genomics Systems,
Inc.*(a) 4,442 11,882
SomaLogic, Inc.*(a) 13,221 46,009
1,853,136
Machinery 4.0%
3D Systems Corp.*(a) 11,875 128,962
Alamo Group, Inc.(a) 951 148,803
Albany International Corp.,
Class A 2,862 320,973
Altra Industrial Motion Corp. 6,023 367,825
Astec Industries, Inc. 2,172 95,872
Barnes Group, Inc.(a) 4,529 200,454
Berkshire Grey, Inc.*(a) 5,999 6,779
Blue Bird Corp.* 1,550 22,475
Chart Industries, Inc.*(a) 3,957 530,159
CIRCOR International, Inc.* 1,745 48,249
Columbus McKinnon Corp. 2,638 94,836

84 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Desktop Metal, Inc., Class
A*(a) 24,223 40,695
Douglas Dynamics, Inc. 2,141 86,518
Energy Recovery, Inc.* 5,000 110,650
Enerpac Tool Group Corp. 5,248 139,282
EnPro Industries, Inc.(a) 1,956 236,813
ESCO Technologies, Inc. 2,424 238,619
Evoqua Water Technologies
Corp.* 10,913 529,390
Federal Signal Corp. 5,556 295,857
Franklin Electric Co., Inc. 4,288 387,206
Gorman-Rupp Co. (The) 2,152 61,827
Greenbrier Cos., Inc. (The)(a) 2,954 91,338
Helios Technologies, Inc. 2,956 195,096
Hillenbrand, Inc. 6,473 303,325
Hillman Solutions Corp.* 12,720 122,112
Hydrofarm Holdings Group,
Inc.*(a) 3,672 6,867
Hyliion Holdings Corp.* 13,719 49,114
Hyster-Yale Materials
Handling, Inc. 947 30,711
Hyzon Motors, Inc.* 7,810 16,635
John Bean Technologies Corp.
(a) 2,911 325,246
Kadant, Inc. 1,086 221,294
Kennametal, Inc. 7,334 209,019
Lightning eMotors, Inc.*(a) 3,334 2,896
Lindsay Corp. 1,033 161,788
Luxfer Holdings plc 2,323 38,446
Manitowoc Co., Inc. (The)* 3,253 44,566
Markforged Holding Corp.* 9,255 12,402
Microvast Holdings, Inc.* 15,342 25,007
Miller Industries, Inc. 1,051 30,489
Mueller Industries, Inc.(a) 5,158 338,107
Mueller Water Products, Inc.,
Class A 14,080 178,112
Nikola Corp.*(a) 31,374 85,024
Omega Flex, Inc.(a) 304 32,315
Proterra, Inc.* 19,939 101,689
Proto Labs, Inc.* 2,404 73,562
RBC Bearings, Inc.*(a) 2,649 646,276
REV Group, Inc. 2,872 36,790
Sarcos Technology and
Robotics Corp.* 9,490 5,694
Shyft Group, Inc. (The)(a) 3,333 110,956
SPX Technologies, Inc.* 4,054 304,091
Standex International Corp. 1,141 131,865
Tennant Co. 1,729 121,255
Terex Corp. 6,180 314,995
Titan International, Inc.* 4,784 79,845
Trinity Industries, Inc. 7,711 221,845
Velo3D, Inc.*(a) 6,180 14,832
Wabash National Corp. 4,291 110,536
Watts Water Technologies,
Inc., Class A 2,544 415,995
Xos, Inc.*(a) 5,663 5,362
9,307,741
Marine 0.2%
Costamare, Inc.(a) 5,014 50,892
Common Stocks
Shares Value ($)
Marine
Eagle Bulk Shipping, Inc.(a) 1,217 69,710
Eneti, Inc. 1,940 20,545
Genco Shipping & Trading Ltd. 3,520 63,853
Golden Ocean Group Ltd.(a) 11,257 107,842
Matson, Inc. 3,445 227,783
Safe Bulkers, Inc. 5,545 18,243
558,868
Media 0.8%
AdTheorent Holding Co., Inc.* 2,218 3,859
Advantage Solutions, Inc.*(a) 7,239 18,749
AMC Networks, Inc., Class A* 2,777 51,402
Audacy, Inc.*(a) 12,043 3,868
Boston Omaha Corp., Class A* 1,949 51,551
Cardlytics, Inc.*(a) 3,087 23,153
Clear Channel Outdoor
Holdings, Inc.* 34,415 65,733
Cumulus Media, Inc., Class A* 1,564 10,479
Daily Journal Corp.* 102 31,212
Entravision Communications
Corp., Class A 5,926 38,519
EW Scripps Co. (The), Class
A* 5,372 80,311
Gambling.com Group Ltd.* 980 9,379
Gannett Co., Inc.* 13,690 30,939
Gray Television, Inc. 7,380 95,645
iHeartMedia, Inc., Class A* 11,520 89,280
Innovid Corp.* 6,608 14,868
Integral Ad Science Holding
Corp.* 3,741 38,457
John Wiley & Sons, Inc., Class
A 3,932 180,086
Loyalty Ventures, Inc.* 2,794 5,169
Magnite, Inc.* 12,419 150,022
PubMatic, Inc., Class A* 3,896 59,726
Scholastic Corp. 2,705 119,669
Sinclair Broadcast Group, Inc.,
Class A 3,743 77,218
Stagwell, Inc.* 7,598 53,338
TechTarget, Inc.* 2,517 124,667
TEGNA, Inc. 20,509 408,744
Thryv Holdings, Inc.*(a) 2,441 54,605
Urban One, Inc.* 880 5,196
WideOpenWest, Inc.*(a) 4,967 57,071
1,952,915
Metals & Mining 1.7%
5E Advanced Materials,
Inc.*(a) 3,697 36,415
Alpha Metallurgical Resources,
Inc. 1,414 227,555
Arconic Corp.* 9,305 218,761
ATI, Inc.*(a) 11,426 415,792
Carpenter Technology Corp. 4,515 218,029
Century Aluminum Co.* 4,849 54,503
Coeur Mining, Inc.* 25,740 100,129
Commercial Metals Co. 10,780 585,031
Compass Minerals
International, Inc. 3,122 145,672
Constellium SE* 11,885 172,689
Dakota Gold Corp.*(a) 4,450 15,619

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Metals & Mining
Haynes International, Inc. 1,103 61,426
Hecla Mining Co. 51,169 315,713
Hycroft Mining Holding Corp.* 11,767 7,047
Ivanhoe Electric, Inc.*(a) 1,532 20,299
Kaiser Aluminum Corp. 1,498 131,105
Materion Corp.(a) 1,854 167,323
Novagold Resources, Inc.* 22,478 141,836
Olympic Steel, Inc.(a) 906 40,081
Piedmont Lithium, Inc.*(a) 1,573 107,971
PolyMet Mining Corp.* 2,809 7,360
Ramaco Resources, Inc. 2,232 23,280
Ryerson Holding Corp. 1,804 68,859
Schnitzer Steel Industries,
Inc., Class A 2,434 82,367
SunCoke Energy, Inc. 7,952 72,443
TimkenSteel Corp.* 3,941 77,519
Warrior Met Coal, Inc. 4,802 181,900
Worthington Industries, Inc. 2,940 167,198
3,863,922
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc. 1,587 24,916
Angel Oak Mortgage, Inc. 1,273 10,069
Apollo Commercial Real
Estate Finance, Inc. 13,299 161,849
Arbor Realty Trust, Inc. 15,229 227,369
Ares Commercial Real Estate
Corp. 4,706 57,790
ARMOUR Residential REIT,
Inc. 11,898 74,719
Blackstone Mortgage Trust,
Inc., Class A 15,781 376,219
BrightSpire Capital, Inc. 8,545 65,113
Broadmark Realty Capital, Inc. 12,497 54,737
Chicago Atlantic Real Estate
Finance, Inc. 367 5,670
Chimera Investment Corp. 22,009 160,446
Claros Mortgage Trust, Inc.(a) 8,481 141,972
Dynex Capital, Inc. 3,915 56,415
Ellington Financial, Inc. 5,150 70,710
Franklin BSP Realty Trust, Inc. 7,881 114,274
Granite Point Mortgage Trust,
Inc. 4,847 32,378
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,047 297,015
Invesco Mortgage Capital, Inc. 3,292 48,359
KKR Real Estate Finance
Trust, Inc. 5,033 80,176
Ladder Capital Corp. 10,393 116,402
MFA Financial, Inc. 9,358 111,267
New York Mortgage Trust, Inc. 34,445 107,468
Nexpoint Real Estate Finance,
Inc. 601 11,449
Orchid Island Capital, Inc. 3,363 40,995
PennyMac Mortgage
Investment Trust 8,216 125,294
Ready Capital Corp. 6,592 87,212
Redwood Trust, Inc. 10,844 90,656
TPG RE Finance Trust, Inc. 6,823 59,428
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Two Harbors Investment Corp. 7,819 140,273
2,950,640
Multiline Retail 0.1%
Big Lots, Inc.(a) 2,797 45,759
Dillard's, Inc., Class A(a) 362 142,378
Franchise Group, Inc.(a) 2,394 73,951
262,088
Multi-Utilities 0.5%
Avista Corp.(a) 6,464 257,913
Black Hills Corp. 6,098 441,373
NorthWestern Corp. 5,310 301,608
Unitil Corp. 1,492 77,838
1,078,732
Oil, Gas & Consumable Fuels 4.4%
Aemetis, Inc.*(a) 2,904 13,562
Alto Ingredients, Inc.* 6,777 22,974
Amplify Energy Corp.*(a) 3,841 33,263
Arch Resources, Inc. 1,371 202,935
Ardmore Shipping Corp.* 3,769 55,216
Berry Corp. 7,643 70,316
California Resources Corp.(a) 6,824 291,590
Callon Petroleum Co.* 4,547 193,475
Centrus Energy Corp., Class
A* 895 36,740
Chord Energy Corp. 3,873 555,117
Civitas Resources, Inc. 6,804 452,806
Clean Energy Fuels Corp.* 16,347 92,524
CNX Resources Corp.*(a) 16,431 274,891
Comstock Resources, Inc.(a) 8,572 104,150
CONSOL Energy, Inc. 3,223 186,386
Crescent Energy Co., Class
A(a) 3,269 39,424
CVR Energy, Inc. 2,830 93,956
Delek US Holdings, Inc. 6,706 179,453
Denbury, Inc.* 4,614 400,403
DHT Holdings, Inc. 12,488 107,022
Dorian LPG Ltd. 2,831 56,195
Earthstone Energy, Inc., Class
A*(a) 3,854 53,571
Empire Petroleum Corp.* 977 12,887
Energy Fuels, Inc.*(a) 14,527 107,064
Equitrans Midstream Corp. 37,851 274,420
Excelerate Energy, Inc., Class
A 1,744 40,635
FLEX LNG Ltd.(a) 2,646 82,291
Frontline plc(a) 11,763 162,682
Gevo, Inc.*(a) 19,704 41,772
Golar LNG Ltd.* 9,354 219,258
Green Plains, Inc.* 3,466 120,513
Gulfport Energy Corp.* 1,052 71,694
HighPeak Energy, Inc.(a) 570 15,937
International Seaways, Inc. 4,517 175,440
Kinetik Holdings, Inc. 1,598 50,001
Kosmos Energy Ltd.* 42,584 336,839
Magnolia Oil & Gas Corp.,
Class A(a) 16,102 380,168
Matador Resources Co.(a) 10,488 693,886
Murphy Oil Corp. 13,677 596,454

86 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
NACCO Industries, Inc., Class
A 402 15,666
NextDecade Corp.*(a) 3,069 18,383
Nordic American Tankers Ltd. 19,617 59,636
Northern Oil and Gas, Inc. 6,134 205,612
Par Pacific Holdings, Inc.* 4,724 126,273
PBF Energy, Inc., Class A(a) 9,085 381,479
Peabody Energy Corp.*(a) 10,933 304,921
Permian Resources Corp.(a) 19,226 208,987
Petrocorp, Inc.*^∞ 1,500 0
Ranger Oil Corp. 1,771 74,382
REX American Resources
Corp.* 1,626 53,203
Riley Exploration Permian, Inc.
(a) 998 33,124
Ring Energy, Inc.*(a) 8,832 20,844
SandRidge Energy, Inc.*(a) 1,979 31,288
Scorpio Tankers, Inc. 4,374 209,383
SFL Corp. Ltd. 10,335 105,210
SilverBow Resources, Inc.*(a) 1,115 29,291
Sitio Royalties Corp.(a) 6,739 179,055
SM Energy Co. 11,208 368,407
Talos Energy, Inc.* 6,227 123,357
Teekay Corp.* 6,581 31,984
Teekay Tankers Ltd., Class A* 2,057 63,129
Tellurian, Inc.*(a) 47,968 95,456
Uranium Energy Corp.*(a) 32,769 132,059
Ur-Energy, Inc.* 17,145 22,460
VAALCO Energy, Inc.(a) 10,190 47,383
Vertex Energy, Inc.*(a) 5,055 36,800
Vital Energy, Inc.*(a) 1,591 89,541
W&T Offshore, Inc.* 9,007 56,024
World Fuel Services Corp. 5,765 163,149
10,184,396
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,580 61,004
Glatfelter Corp. 4,694 20,560
Resolute Forest Products,
Inc.* 4,310 93,570
Sylvamo Corp. 3,329 158,227
333,361
Personal Products 0.7%
Beauty Health Co. (The)*(a) 9,135 104,139
BellRing Brands, Inc.* 12,088 342,816
Edgewell Personal Care Co.(a) 4,855 208,085
elf Beauty, Inc.* 4,619 265,824
Herbalife Nutrition Ltd.*(a) 9,230 162,171
Honest Co., Inc. (The)*(a) 5,298 17,483
Inter Parfums, Inc. 1,638 193,644
Medifast, Inc. 1,025 114,236
Nature's Sunshine Products,
Inc.* 1,134 11,975
Nu Skin Enterprises, Inc.,
Class A(a) 4,512 193,475
Thorne HealthTech, Inc.*(a) 1,655 7,630
USANA Health Sciences, Inc.* 1,073 62,706
Veru, Inc.*(a) 6,178 35,585
1,719,769
Common Stocks
Shares Value ($)
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.* 5,830 98,527
Amneal Pharmaceuticals,
Inc.*(a) 10,204 22,449
Amphastar Pharmaceuticals,
Inc.* 3,633 109,935
Amylyx Pharmaceuticals,
Inc.*(a) 4,677 183,292
AN2 Therapeutics, Inc.*(a) 990 12,038
ANI Pharmaceuticals, Inc.* 1,211 54,168
Arvinas, Inc.*(a) 4,524 148,251
Atea Pharmaceuticals, Inc.* 7,410 34,308
Athira Pharma, Inc.* 3,056 12,346
Axsome Therapeutics, Inc.*(a) 2,978 223,350
Cara Therapeutics, Inc.*(a) 4,282 50,014
Cassava Sciences, Inc.*(a) 3,475 97,300
CinCor Pharma, Inc.* 2,334 67,523
Collegium Pharmaceutical,
Inc.* 3,002 84,296
Corcept Therapeutics, Inc.*(a) 8,012 183,154
DICE Therapeutics, Inc.* 3,280 104,206
Edgewise Therapeutics,
Inc.*(a) 3,166 32,388
Esperion Therapeutics, Inc.*(a) 7,157 45,519
Evolus, Inc.* 3,056 31,752
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 12,717
Fulcrum Therapeutics, Inc.*(a) 4,163 52,495
Harmony Biosciences
Holdings, Inc.* 2,448 117,920
Innoviva, Inc.*(a) 6,015 76,090
Intra-Cellular Therapies, Inc.* 8,504 407,512
Ligand Pharmaceuticals, Inc.* 1,429 99,601
Liquidia Corp.*(a) 4,119 27,185
Nektar Therapeutics* 17,826 48,487
NGM Biopharmaceuticals,
Inc.* 3,797 19,896
Nuvation Bio, Inc.* 10,446 25,697
Ocular Therapeutix, Inc.* 7,507 29,352
Pacira BioSciences, Inc.* 4,224 165,877
Phathom Pharmaceuticals,
Inc.*(a) 2,538 30,278
Phibro Animal Health Corp.,
Class A 2,135 32,879
Prestige Consumer
Healthcare, Inc.* 4,622 303,943
Provention Bio, Inc.* 6,136 53,138
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,506 108,585
Relmada Therapeutics,
Inc.*(a) 2,694 10,938
Revance Therapeutics, Inc.* 7,494 259,892
Scilex Holding Co.*∞(a) 6,009 47,411
SIGA Technologies, Inc.(a) 4,443 32,567
Supernus Pharmaceuticals,
Inc.* 4,656 190,943
Tarsus Pharmaceuticals, Inc.* 1,855 29,235
Theravance Biopharma, Inc.* 5,767 62,341
Theseus Pharmaceuticals,
Inc.* 1,101 15,403

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Pharmaceuticals
Third Harmonic Bio, Inc.*(a) 1,143 4,995
Ventyx Biosciences, Inc.* 2,329 97,818
Xeris Biopharma Holdings,
Inc.* 11,522 14,287
3,972,298
Professional Services 1.7%
Alight, Inc., Class A* 31,581 296,546
ASGN, Inc.* 4,554 414,186
Atlas Technical Consultants,
Inc.* 1,304 15,818
Barrett Business Services, Inc. 676 67,181
CBIZ, Inc.* 4,448 211,680
CRA International, Inc. 674 80,098
Exponent, Inc. 4,697 481,630
First Advantage Corp.* 5,206 72,259
Forrester Research, Inc.* 1,137 42,137
Franklin Covey Co.* 1,198 55,587
Heidrick & Struggles
International, Inc. 1,849 56,875
HireRight Holdings Corp.* 2,121 24,264
Huron Consulting Group,
Inc.*(a) 1,826 124,241
ICF International, Inc.(a) 1,698 173,519
Insperity, Inc.(a) 3,367 372,222
Kelly Services, Inc., Class A 3,187 57,685
Kforce, Inc. 1,779 99,855
Korn Ferry(a) 4,896 264,335
Legalzoom.com, Inc.* 8,928 75,710
NV5 Global, Inc.* 1,262 168,212
Planet Labs PBC*(a) 14,362 71,092
Red Violet, Inc.* 752 17,879
Resources Connection, Inc. 2,989 51,620
Skillsoft Corp.* 6,992 13,425
Spire Global, Inc.* 9,981 11,877
Sterling Check Corp.*(a) 2,353 32,824
TriNet Group, Inc.* 3,507 264,603
TrueBlue, Inc.* 3,067 60,205
Upwork, Inc.* 11,223 145,450
Willdan Group, Inc.* 1,086 20,678
3,843,693
Real Estate Management & Development 0.7%
Anywhere Real Estate, Inc.* 9,795 83,062
Compass, Inc., Class A* 25,056 100,725
Cushman & Wakefield plc*(a) 14,864 214,488
DigitalBridge Group, Inc. 14,643 216,716
Doma Holdings, Inc.*(a) 12,292 8,727
Douglas Elliman, Inc. 6,899 32,149
eXp World Holdings, Inc.(a) 6,325 98,607
Forestar Group, Inc.* 1,740 25,891
FRP Holdings, Inc.* 633 35,556
Kennedy-Wilson Holdings, Inc. 11,155 199,451
Marcus & Millichap, Inc. 2,250 81,540
Newmark Group, Inc., Class A 12,540 107,468
Offerpad Solutions, Inc.*(a) 6,108 5,604
RE/MAX Holdings, Inc., Class
A 1,632 37,226
Redfin Corp.*(a) 9,869 73,820
RMR Group, Inc. (The), Class
A 1,446 44,855
Common Stocks
Shares Value ($)
Real Estate Management & Development
St Joe Co. (The) 3,210 151,191
Stratus Properties, Inc. 455 10,019
Tejon Ranch Co.* 1,728 34,595
1,561,690
Road & Rail 0.6%
ArcBest Corp. 2,300 191,935
Bird Global, Inc., Class A*(a) 24,076 5,648
Covenant Logistics Group, Inc. 793 26,296
Daseke, Inc.* 4,227 29,504
Heartland Express, Inc. 4,267 71,771
Marten Transport Ltd. 5,515 121,826
PAM Transportation Services,
Inc.* 683 19,773
Saia, Inc.*(a) 2,455 669,675
TuSimple Holdings, Inc., Class
A*(a) 12,979 27,256
Universal Logistics Holdings,
Inc. 692 24,857
Werner Enterprises, Inc. 5,745 269,843
1,458,384
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A* 4,260 53,207
Alpha & Omega
Semiconductor Ltd.* 2,025 66,744
Ambarella, Inc.* 3,407 306,085
Amkor Technology, Inc. 9,506 278,146
Atomera, Inc.*(a) 2,268 16,556
Axcelis Technologies, Inc.* 3,013 331,279
AXT, Inc.* 4,177 24,603
CEVA, Inc.* 2,039 67,532
Cohu, Inc.* 4,309 155,469
Credo Technology Group
Holding Ltd.* 8,753 151,690
Diodes, Inc.* 4,087 364,520
FormFactor, Inc.* 7,244 203,846
Ichor Holdings Ltd.* 2,684 90,719
Impinj, Inc.* 2,004 260,079
indie Semiconductor, Inc.,
Class A*(a) 9,038 72,033
Kulicke & Soffa Industries, Inc.
(a) 5,332 272,465
MACOM Technology Solutions
Holdings, Inc.* 4,647 311,442
MaxLinear, Inc.* 6,756 278,347
Onto Innovation, Inc.* 4,584 360,532
PDF Solutions, Inc.* 2,724 86,569
Photronics, Inc.* 5,617 101,780
Power Integrations, Inc. 5,201 447,754
Rambus, Inc.*(a) 9,954 402,838
Rigetti Computing, Inc.*(a) 9,780 7,634
Semtech Corp.* 5,961 196,892
Silicon Laboratories, Inc.*(a) 3,042 477,320
SiTime Corp.* 1,531 176,417
SkyWater Technology, Inc.* 745 8,061
SMART Global Holdings,
Inc.*(a) 4,601 79,091
Synaptics, Inc.* 3,703 462,986
Transphorm, Inc.* 2,324 10,830
Ultra Clean Holdings, Inc.* 4,222 142,070

88 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc.*(a) 4,719 93,719
6,359,255
Software 4.7%
8x8, Inc.* 10,793 50,835
A10 Networks, Inc.(a) 5,968 92,385
ACI Worldwide, Inc.* 10,337 288,712
Adeia, Inc. 9,947 108,920
Agilysys, Inc.* 1,861 155,505
Alarm.com Holdings, Inc.* 4,481 240,182
Alkami Technology, Inc.* 3,588 58,736
Altair Engineering, Inc., Class
A*(a) 4,881 259,181
American Software, Inc., Class
A 2,802 42,618
Amplitude, Inc., Class A* 5,079 73,036
Appfolio, Inc., Class A* 1,823 204,778
Appian Corp., Class A* 3,762 155,615
Applied Digital Corp.* 6,614 20,503
Arteris, Inc.* 2,093 13,144
Asana, Inc., Class A*(a) 7,040 109,120
Avaya Holdings Corp.*(a) 7,893 2,819
AvePoint, Inc.* 12,584 56,250
Blackbaud, Inc.* 4,337 269,805
Blackline, Inc.*(a) 5,144 369,339
Blend Labs, Inc., Class A*(a) 17,337 28,779
Box, Inc., Class A*(a) 13,027 416,734
C3.ai, Inc., Class A*(a) 5,638 111,914
Cerence, Inc.*(a) 3,839 94,132
Cipher Mining, Inc.*(a) 6,963 8,356
Cleanspark, Inc.*(a) 4,032 12,781
Clear Secure, Inc., Class A 5,799 182,031
CommVault Systems, Inc.* 4,107 255,579
Consensus Cloud Solutions,
Inc.* 1,727 101,496
Couchbase, Inc.* 2,396 35,437
CS Disco, Inc.* 2,111 17,542
Cvent Holding Corp.* 4,857 39,196
Digimarc Corp.*(a) 1,247 24,915
Digital Turbine, Inc.* 8,683 150,737
Domo, Inc., Class B* 3,041 47,166
Duck Creek Technologies,
Inc.* 6,990 132,321
E2open Parent Holdings, Inc.* 18,807 129,768
Ebix, Inc. 2,515 47,936
eGain Corp.* 2,246 21,831
Enfusion, Inc., Class A*(a) 2,338 27,775
EngageSmart, Inc.* 3,227 63,572
Envestnet, Inc.* 5,149 334,685
Everbridge, Inc.* 3,662 117,038
EverCommerce, Inc.*(a) 2,830 29,234
ForgeRock, Inc., Class A*(a) 3,566 70,821
Greenidge Generation
Holdings, Inc.*(a) 850 714
Instructure Holdings, Inc.*(a) 1,705 46,086
Intapp, Inc.* 1,361 39,442
InterDigital, Inc. 2,842 198,798
IronNet, Inc.* 5,559 2,218
Kaleyra, Inc.*(a) 4,675 5,329
KnowBe4, Inc., Class A* 6,639 165,245
Common Stocks
Shares Value ($)
Software
Latch, Inc.*(a) 9,822 9,031
LivePerson, Inc.* 6,529 84,094
LiveRamp Holdings, Inc.* 6,053 161,978
LiveVox Holdings, Inc.* 1,059 3,082
Marathon Digital Holdings,
Inc.*(a) 10,307 74,313
Matterport, Inc.*(a) 20,581 72,445
MeridianLink, Inc.*(a) 2,138 33,951
MicroStrategy, Inc., Class
A*(a) 887 223,285
Mitek Systems, Inc.*(a) 3,977 39,213
Model N, Inc.* 3,337 132,345
Momentive Global, Inc.* 12,430 95,835
N-able, Inc.* 5,998 61,599
NextNav, Inc.*(a) 5,715 16,916
Olo, Inc., Class A*(a) 8,121 65,130
ON24, Inc.* 3,640 33,779
OneSpan, Inc.* 3,447 47,603
PagerDuty, Inc.*(a) 8,127 242,103
PowerSchool Holdings, Inc.,
Class A*(a) 4,345 97,849
Progress Software Corp.(a) 4,009 212,637
PROS Holdings, Inc.* 3,788 95,458
Q2 Holdings, Inc.* 5,230 171,126
Qualys, Inc.* 3,580 412,989
Rapid7, Inc.*(a) 5,401 215,338
Rimini Street, Inc.* 4,202 18,909
Riot Platforms, Inc.*(a) 14,918 93,536
Sapiens International Corp.
NV 2,958 67,028
SecureWorks Corp., Class A* 927 7,435
ShotSpotter, Inc.*(a) 841 32,421
SolarWinds Corp.* 4,913 49,916
Sprout Social, Inc., Class A*(a) 4,290 274,431
SPS Commerce, Inc.* 3,364 457,773
Sumo Logic, Inc.* 10,908 129,042
Telos Corp.* 5,243 25,429
Tenable Holdings, Inc.* 10,371 417,225
Terawulf, Inc.*(a) 1,945 1,901
Upland Software, Inc.* 2,485 21,694
Varonis Systems, Inc.* 10,202 263,620
Verint Systems, Inc.* 5,852 222,200
Veritone, Inc.*(a) 2,716 22,950
Viant Technology, Inc., Class
A* 1,092 4,958
Weave Communications, Inc.* 2,679 13,931
WM Technology, Inc.*(a) 6,364 8,019
Workiva, Inc.*(a) 4,453 385,318
Xperi, Inc.* 3,978 41,172
Yext, Inc.* 11,026 76,631
Zeta Global Holdings Corp.,
Class A* 10,021 90,991
Zuora, Inc., Class A* 11,743 93,005
10,952,725
Specialty Retail 2.5%
Aaron's Co., Inc. (The) 2,877 42,148
Abercrombie & Fitch Co.,
Class A* 4,488 129,973

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Specialty Retail
Academy Sports & Outdoors,
Inc. 7,169 418,813
American Eagle Outfitters, Inc.
(a) 14,334 231,351
America's Car-Mart, Inc.* 575 49,531
Arko Corp. 7,859 65,937
Asbury Automotive Group,
Inc.*(a) 2,070 455,400
Bed Bath & Beyond, Inc.*(a) 7,287 20,549
Big 5 Sporting Goods Corp. 1,973 19,710
Boot Barn Holdings, Inc.* 2,748 229,431
Buckle, Inc. (The) 2,821 124,124
Build-A-Bear Workshop, Inc.* 1,190 29,226
Caleres, Inc. 3,322 86,438
Camping World Holdings, Inc.,
Class A(a) 3,445 87,537
Cato Corp. (The), Class A 1,875 18,638
Chico's FAS, Inc.* 11,400 60,078
Children's Place, Inc. (The)* 1,233 55,941
Citi Trends, Inc.* 845 26,601
Conn's, Inc.* 1,358 12,779
Container Store Group, Inc.
(The)* 3,257 16,969
Designer Brands, Inc., Class A 4,669 48,137
Destination XL Group, Inc.* 4,979 35,500
EVgo, Inc.*(a) 6,172 42,525
Express, Inc.*(a) 5,715 6,629
Foot Locker, Inc.(a) 7,450 324,150
Genesco, Inc.* 1,098 53,022
Group 1 Automotive, Inc.(a) 1,298 277,577
GrowGeneration Corp.* 5,296 27,327
Guess?, Inc. 2,927 67,819
Haverty Furniture Cos., Inc. 1,344 46,933
Hibbett, Inc.(a) 1,219 80,893
JOANN, Inc.(a) 1,100 4,312
LL Flooring Holdings, Inc.* 2,943 17,835
MarineMax, Inc.* 1,967 61,469
Monro, Inc. 2,827 143,894
Murphy USA, Inc. 1,933 525,834
National Vision Holdings,
Inc.*(a) 7,214 296,495
ODP Corp. (The)* 3,667 189,217
OneWater Marine, Inc., Class
A*(a) 1,039 34,017
Rent-A-Center, Inc.(a) 4,584 123,264
Sally Beauty Holdings, Inc.*(a) 10,023 156,158
Shoe Carnival, Inc. 1,575 43,013
Signet Jewelers Ltd. 4,201 322,679
Sleep Number Corp.*(a) 2,022 69,516
Sonic Automotive, Inc., Class
A(a) 1,635 87,816
Sportsman's Warehouse
Holdings, Inc.* 3,306 31,176
Tile Shop Holdings, Inc.* 3,582 17,910
Tilly's, Inc., Class A* 2,277 20,174
Torrid Holdings, Inc.* 1,732 6,443
TravelCenters of America,
Inc.* 1,183 53,850
Urban Outfitters, Inc.* 5,964 163,354
Volta, Inc.*(a) 10,981 9,424
Common Stocks
Shares Value ($)
Specialty Retail
Warby Parker, Inc., Class A* 7,738 124,969
Winmark Corp. 248 69,638
Zumiez, Inc.*(a) 1,500 38,745
5,802,888
Technology Hardware, Storage & Peripherals 0.3%
Avid Technology, Inc.* 3,168 96,022
Corsair Gaming, Inc.* 3,474 54,646
Diebold Nixdorf, Inc.*(a) 6,882 16,448
Eastman Kodak Co.*(a) 5,475 19,765
IonQ, Inc.*(a) 11,128 49,408
Super Micro Computer, Inc.*(a) 4,260 308,126
Turtle Beach Corp.* 1,441 13,689
Xerox Holdings Corp. 10,870 178,051
736,155
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Inc., Class A*(a) 8,239 22,657
Crocs, Inc.* 5,627 685,200
Ermenegildo Zegna NV(a) 5,410 61,999
Fossil Group, Inc.* 4,469 25,384
G-III Apparel Group Ltd.* 4,123 69,761
Kontoor Brands, Inc.(a) 5,185 247,636
Movado Group, Inc. 1,414 49,999
Oxford Industries, Inc. 1,415 165,866
PLBY Group, Inc.*(a) 4,392 12,825
Rocky Brands, Inc. 535 16,842
Steven Madden Ltd. 7,010 251,308
Superior Group of Cos., Inc. 1,108 13,218
Unifi, Inc.* 1,392 11,901
Wolverine World Wide, Inc. 7,397 119,314
1,753,910
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.* 5,408 260,233
Blue Foundry Bancorp* 2,445 29,046
Bridgewater Bancshares, Inc.* 2,014 31,338
Capitol Federal Financial, Inc.
(a) 12,315 103,076
Columbia Financial, Inc.*(a) 3,068 60,900
Enact Holdings, Inc.(a) 2,787 70,093
Essent Group Ltd. 9,788 430,966
Federal Agricultural Mortgage
Corp., Class C 831 110,498
Finance of America Cos., Inc.,
Class A* 3,164 5,569
Greene County Bancorp, Inc. 286 14,000
Hingham Institution for
Savings(a) 139 40,635
Home Bancorp, Inc. 746 28,646
Home Point Capital, Inc. 642 1,156
Kearny Financial Corp. 5,803 54,432
Luther Burbank Corp. 1,224 14,370
Merchants Bancorp 1,376 39,587
Mr. Cooper Group, Inc.* 6,418 295,164
NMI Holdings, Inc., Class A* 7,629 177,222
Northfield Bancorp, Inc. 3,885 58,081
PennyMac Financial Services,
Inc.(a) 2,481 167,269
Pioneer Bancorp, Inc.* 1,383 15,559
Provident Bancorp, Inc. 1,535 13,846

90 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Provident Financial Services,
Inc. 6,956 163,188
Radian Group, Inc. 14,387 317,953
Southern Missouri Bancorp,
Inc.(a) 686 33,216
Sterling Bancorp, Inc.* 1,722 10,487
TrustCo Bank Corp. 1,233 44,277
Velocity Financial, Inc.* 813 8,203
Walker & Dunlop, Inc.(a) 2,870 273,740
Waterstone Financial, Inc. 1,891 30,445
WSFS Financial Corp. 5,587 269,908
3,173,103
Tobacco 0.1%
22nd Century Group, Inc.*(a) 14,307 15,738
Turning Point Brands, Inc. 1,380 32,030
Universal Corp. 2,235 121,517
Vector Group Ltd. 13,429 173,905
343,190
Trading Companies & Distributors 1.7%
Alta Equipment Group, Inc. 1,843 31,239
Applied Industrial
Technologies, Inc. 3,528 505,245
Beacon Roofing Supply,
Inc.*(a) 4,814 273,820
BlueLinx Holdings, Inc.*(a) 850 73,797
Boise Cascade Co. 3,669 275,065
Custom Truck One Source,
Inc.* 5,616 39,761
Distribution Solutions Group,
Inc.* 479 19,783
DXP Enterprises, Inc.* 1,451 43,965
GATX Corp. 3,219 368,415
Global Industrial Co. 1,274 33,493
GMS, Inc.* 3,877 229,984
H&E Equipment Services, Inc. 2,929 149,057
Herc Holdings, Inc. 2,333 362,362
Hudson Technologies, Inc.* 3,808 38,880
Karat Packaging, Inc. 412 6,192
McGrath RentCorp(a) 2,268 225,757
MRC Global, Inc.* 7,907 107,535
NOW, Inc.* 10,446 146,662
Rush Enterprises, Inc., Class A 3,848 207,061
Rush Enterprises, Inc., Class
B 610 35,484
Textainer Group Holdings Ltd. 3,877 131,430
Titan Machinery, Inc.* 1,946 85,507
Transcat, Inc.*(a) 692 57,796
Triton International Ltd. 5,333 376,723
Veritiv Corp. 1,209 151,173
3,976,186
Water Utilities 0.5%
American States Water Co. 3,433 323,286
Artesian Resources Corp.,
Class A(a) 675 39,758
California Water Service
Group 5,029 307,624
Global Water Resources, Inc. 1,383 19,680
Middlesex Water Co. 1,626 136,356
Common Stocks
Shares Value ($)
Water Utilities
Pure Cycle Corp.* 1,413 12,675
SJW Group 2,540 196,621
York Water Co. (The) 1,234 56,085
1,092,085
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 4,487 75,247
KORE Group Holdings, Inc.* 3,207 8,018
Shenandoah
Telecommunications Co. 4,580 89,539
Telephone & Data Systems,
Inc.(a) 9,577 128,044
United States Cellular
Corp.*(a) 1,449 35,443
336,291
Total Common Stocks
(cost $199,430,678) 231,973,570
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 98
98
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 5,150 0
Total Rights
(cost $3,781) 98
Repurchase Agreement 3.6%
Principal
Amount ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $8,407,702,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$8,575,856.(b) 8,406,702 8,406,702
Total Repurchase Agreement
(cost $8,406,702) 8,406,702
Total Investments
(cost $207,841,161) — 103.3% 240,380,370
Liabilities in excess of other assets — (3.3)% (7,697,365)
NET ASSETS — 100.0%
$ 232,683,005

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 91
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $46,581,507, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,406,702 and by $38,684,950 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$47,091,652.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $8,406,702.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 190 3/2023 USD 1,842,430 77,592
Net contracts 77,592
As of January 31, 2023, the Fund had $82,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

92 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 93
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,352,975 $ – $ – $ 2,352,975
Air Freight & Logistics 955,932 – – 955,932
Airlines 723,495 – – 723,495
Auto Components 3,360,560 – – 3,360,560
Automobiles 410,197 – – 410,197
Banks 21,164,978 – – 21,164,978
Beverages 1,290,130 – – 1,290,130
Biotechnology 16,690,190 – – 16,690,190
Building Products 3,107,979 – – 3,107,979
Capital Markets 3,862,822 – – 3,862,822
Chemicals 4,930,016 – – 4,930,016
Commercial Services & Supplies 3,438,072 – – 3,438,072
Communications Equipment 1,880,351 – – 1,880,351
Construction & Engineering 3,542,187 – – 3,542,187
Construction Materials 395,654 – – 395,654
Consumer Finance 1,655,621 – – 1,655,621
Containers & Packaging 760,540 – – 760,540
Distributors 47,684 – – 47,684
Diversified Consumer Services 2,304,246 – – 2,304,246
Diversified Financial Services 729,532 – – 729,532
Diversified Telecommunication Services 1,670,536 – – 1,670,536
Electric Utilities 1,620,785 – – 1,620,785
Electrical Equipment 3,473,013 – – 3,473,013
Electronic Equipment, Instruments &
Components 5,464,789 – – 5,464,789
Energy Equipment & Services 5,018,813 – – 5,018,813
Entertainment 706,854 – – 706,854
Equity Real Estate Investment Trusts (REITs) 13,609,714 – – 13,609,714
Food & Staples Retailing 1,363,084 – – 1,363,084
Food Products 2,660,330 – – 2,660,330
Gas Utilities 2,790,461 – – 2,790,461
Health Care Equipment & Supplies 8,370,348 137,394 – 8,507,742
Health Care Providers & Services 6,131,551 – – 6,131,551
Health Care Technology 1,313,900 – – 1,313,900
Hotels, Restaurants & Leisure 5,867,919 – – 5,867,919
Household Durables 3,954,343 – – 3,954,343
Household Products 635,490 – – 635,490
Independent Power and Renewable
Electricity Producers 1,059,442 – – 1,059,442
Industrial Conglomerates 56,625 – – 56,625
Insurance 4,810,322 – – 4,810,322
Interactive Media & Services 1,753,861 – – 1,753,861
Internet & Direct Marketing Retail 818,629 – – 818,629
IT Services 4,630,799 – – 4,630,799
Leisure Products 1,023,986 – – 1,023,986
Life Sciences Tools & Services 1,853,136 – – 1,853,136
Machinery 9,307,741 – – 9,307,741
Marine 558,868 – – 558,868
Media 1,952,915 – – 1,952,915
Metals & Mining 3,863,922 – – 3,863,922
Mortgage Real Estate Investment Trusts
(REITs) 2,950,640 – – 2,950,640
Multiline Retail 262,088 – – 262,088
Multi-Utilities 1,078,732 – – 1,078,732
Oil, Gas & Consumable Fuels 10,184,396 – – 10,184,396
Paper & Forest Products 333,361 – – 333,361
Personal Products 1,719,769 – – 1,719,769
Pharmaceuticals 3,924,887 47,411 – 3,972,298

94 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ 3,843,693 $ – $ – $ 3,843,693
Real Estate Management & Development 1,561,690 – – 1,561,690
Road & Rail 1,458,384 – – 1,458,384
Semiconductors & Semiconductor
Equipment 6,359,255 – – 6,359,255
Software 10,952,725 – – 10,952,725
Specialty Retail 5,802,888 – – 5,802,888
Technology Hardware, Storage & Peripherals 736,155 – – 736,155
Textiles, Apparel & Luxury Goods 1,753,910 – – 1,753,910
Thrifts & Mortgage Finance 3,173,103 – – 3,173,103
Tobacco 343,190 – – 343,190
Trading Companies & Distributors 3,976,186 – – 3,976,186
Water Utilities 1,092,085 – – 1,092,085
Wireless Telecommunication Services 336,291 – – 336,291
Total Common Stocks $ 231,788,765 $ 184,805 $ – $ 231,973,570
Futures Contracts 77,592 – – 77,592
Repurchase Agreement – 8,406,702 – 8,406,702
Rights   – 98 – 98
Total $ 231,866,357 $ 8,591,605 $ – $ 240,457,962
As of January 31, 2023, the fund held two rights investments and one common stock investment that were categorized as Level
3 investments which were each valued at $0.

Nationwide Small Cap Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 95
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 77,592
Total $ 77,592
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

96 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 8.7%
Boeing Co. (The)* 38,878 8,281,014
General Dynamics Corp. 38,878 9,060,907
L3Harris Technologies, Inc. 38,878 8,351,772
Lockheed Martin Corp. 38,878 18,010,622
Raytheon Technologies Corp. 38,878 3,881,968
47,586,283
Automobiles 1.2%
Tesla, Inc.* 38,878 6,734,447
Biotechnology 4.6%
Amgen, Inc. 38,878 9,812,807
Biogen, Inc.* 38,878 11,309,610
Gilead Sciences, Inc. 38,878 3,263,420
Myriad Genetics, Inc.* 38,878 766,674
25,152,511
Chemicals 0.5%
DuPont de Nemours, Inc. 38,878 2,875,028
Communications Equipment 6.0%
Ciena Corp.* 38,878 2,022,434
Cisco Systems, Inc. 38,878 1,892,192
F5, Inc.* 38,878 5,740,726
Juniper Networks, Inc. 38,878 1,255,759
Motorola Solutions, Inc. 38,878 9,992,035
Nokia OYJ, ADR-FI 38,878 185,059
Ubiquiti, Inc.(a) 38,878 11,358,597
Viavi Solutions, Inc.*(a) 38,878 439,321
32,886,123
Diversified Telecommunication Services 0.1%
AT&T, Inc. 38,878 791,945
Electrical Equipment 0.4%
Sensata Technologies Holding
plc 38,878 1,976,946
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A 38,878 3,101,298
Corning, Inc. 38,878 1,345,567
LG Display Co. Ltd.,
ADR-KR*(a) 38,878 217,717
4,664,582
Energy Equipment & Services 0.9%
Halliburton Co. 38,878 1,602,551
NOV, Inc. 38,878 950,178
Schlumberger Ltd. 38,878 2,215,269
4,767,998
Entertainment 0.5%
Activision Blizzard, Inc. 38,878 2,976,889
Health Care Equipment & Supplies 1.2%
Baxter International, Inc. 38,878 1,776,336
Boston Scientific Corp.* 38,878 1,798,107
Medtronic plc 38,878 3,253,700
6,828,143
Health Care Technology 1.2%
Veeva Systems, Inc., Class A* 38,878 6,630,643
Household Durables 1.0%
Garmin Ltd. 38,878 3,844,257
Common Stocks
Shares Value ($)
Household Durables
iRobot Corp.*(a) 38,878 1,749,510
5,593,767
Industrial Conglomerates 1.5%
Honeywell International, Inc. 38,878 8,105,285
Interactive Media & Services 2.4%
Alphabet, Inc., Class A* 38,878 3,842,702
Meta Platforms, Inc., Class A* 38,878 5,791,656
Ziff Davis, Inc.* 38,878 3,478,803
13,113,161
Internet & Direct Marketing Retail 2.3%
Alibaba Group Holding Ltd.,
ADR-CN* 38,878 4,284,356
Amazon.com, Inc.* 38,878 4,009,488
eBay, Inc. 38,878 1,924,461
JD.com, Inc., ADR-CN(a) 38,878 2,314,407
12,532,712
IT Services 9.9%
Akamai Technologies, Inc.* 38,878 3,458,198
Amdocs Ltd. 38,878 3,574,055
Automatic Data Processing,
Inc. 38,878 8,779,041
DXC Technology Co.* 38,878 1,116,965
International Business
Machines Corp. 38,878 5,238,033
Mastercard, Inc., Class A 38,878 14,408,187
VeriSign, Inc.* 38,878 8,477,348
Visa, Inc., Class A(a) 38,878 8,950,104
54,001,931
Life Sciences Tools & Services 8.5%
Agilent Technologies, Inc. 38,878 5,912,566
Danaher Corp. 38,878 10,278,566
Illumina, Inc.* 38,878 8,327,667
Thermo Fisher Scientific, Inc. 38,878 22,173,290
46,692,089
Pharmaceuticals 1.7%
AstraZeneca plc, ADR-UK 38,878 2,541,455
Bausch Health Cos., Inc.*(a) 38,878 299,361
Bristol-Myers Squibb Co. 38,878 2,824,487
Novartis AG, ADR-CH 38,878 3,523,124
9,188,427
Semiconductors & Semiconductor Equipment 26.1%
Advanced Micro Devices, Inc.* 38,878 2,921,682
Analog Devices, Inc. 38,878 6,666,411
Applied Materials, Inc. 38,878 4,334,508
ASML Holding NV
(Registered), NYRS-NL 38,878 25,692,138
Broadcom, Inc. 38,878 22,744,019
FormFactor, Inc.* 38,878 1,094,027
Intel Corp. 38,878 1,098,692
KLA Corp. 38,878 15,258,838
Lam Research Corp. 38,878 19,442,888
Microchip Technology, Inc. 38,878 3,017,710
Micron Technology, Inc. 38,878 2,344,343
NVIDIA Corp. 38,878 7,595,595
NXP Semiconductors NV 38,878 7,165,604
ON Semiconductor Corp.* 38,878 2,855,589
QUALCOMM, Inc. 38,878 5,178,938

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Synaptics, Inc.* 38,878 4,860,916
Teradyne, Inc. 38,878 3,953,893
Texas Instruments, Inc. 38,878 6,889,570
143,115,361
Software 17.1%
Adeia, Inc. 38,878 425,714
Adobe, Inc.* 38,878 14,398,078
Check Point Software
Technologies Ltd.* 38,878 4,945,282
Gen Digital, Inc. 38,878 894,583
InterDigital, Inc. 38,878 2,719,516
Intuit, Inc. 38,878 16,432,564
LiveRamp Holdings, Inc.* 38,878 1,040,375
Microsoft Corp. 38,878 9,634,357
Open Text Corp. 38,878 1,304,357
Oracle Corp. 38,878 3,439,148
Progress Software Corp.(a) 38,878 2,062,089
PTC, Inc.* 38,878 5,243,865
Salesforce, Inc.* 38,878 6,530,338
SAP SE, ADR-DE 38,878 4,608,209
Synopsys, Inc.* 38,878 13,753,092
Teradata Corp.* 38,878 1,356,065
VMware, Inc., Class A* 38,878 4,761,389
93,549,021
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. 38,878 5,609,706
HP, Inc. 38,878 1,132,905
NetApp, Inc. 38,878 2,574,890
Seagate Technology Holdings
plc 38,878 2,635,151
Western Digital Corp.* 38,878 1,708,688
Xerox Holdings Corp. 38,878 636,822
14,298,162
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc.(a) 38,878 519,799
Total Common Stocks
(cost $163,690,471) 544,581,253
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.28%, dated 01/31/2023,
due 2/1/2023, repurchase
price $1,003,699,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.50%, maturing
2/15/2023 - 5/15/2052;
total market value
$1,023,773.(b) 1,003,579 1,003,579
Total Repurchase Agreement
(cost $1,003,579) 1,003,579
Total Investments
(cost $164,694,050) — 99.6% 545,584,832
Other assets in excess of liabilities — 0.4% 2,223,730
NET ASSETS — 100.0%
$ 547,808,562
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2023. The total value of securities on loan as of
January 31, 2023 was $8,651,488, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,003,579 and by $7,879,800 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.38%, and maturity
dates ranging from 2/9/2023 – 8/15/2052, a total value of
$8,883,379.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2023 was $1,003,579.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of January 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 15 3/2023 USD 3,645,600 67,637
Net contracts 67,637
As of January 31, 2023, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

98 - Statement of Investments - January 31, 2023 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2023 (Unaudited) - Statement of Investments - 99
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of
January 31, 2023
:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 544,581,253 $ – $ – $ 544,581,253
Futures Contracts 67,637 – – 67,637
Repurchase Agreement – 1,003,579 – 1,003,579
Total $ 544,648,890 $ 1,003,579 $ – $ 545,652,469
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 67,637
Total $ 67,637
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.